UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07988

LORD aBBETT INVESTMENT TRUST

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

John T. Fitzgerald, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 11/30

Date of reporting period: 11/30/2018

Item 1:	Report(s) to Shareholders.

LORD ABBETT

ANNUAL REPORT

Lord Abbett

Multi-Asset Balanced Opportunity Fund

Multi-Asset Growth Fund

Multi-Asset Income Fund

For the fiscal year ended November 30, 2018

Important Information on Paperless Delivery

Beginning in January 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer, investment advisor or bank. Instead, the reports will be made available on Lord Abbett’s website and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. Shareholders who hold accounts directly with a Fund may elect to receive shareholder reports and other communications from the Fund electronically by signing into your Lord Abbett online account at lordabbett.com and selecting “Log In.” For further information, you may also contact the Funds at (800) 821-5129. Shareholders who hold accounts through a financial intermediary should contact them directly.

You may elect to receive all future reports in paper free of charge by contacting a Fund at (800) 821-5129. Your election to receive reports in paper will apply to all funds held with Lord Abbett. If your fund shares are held through a financial intermediary please contact them directly. Your election applies to all funds held with that intermediary.

Table of Contents

1	A Letter to Shareholders

5	Investment Comparisons

11	Information About Your Fund’s Expenses and Holdings Presented by Portfolio Allocation

Schedules of Investments:

18	Multi-Asset Balanced Opportunity Fund

21	Multi-Asset Growth Fund

23	Multi-Asset Income Fund

26	Statements of Assets and Liabilities

28	Statements of Operations

29	Statements of Changes in Net Assets

32	Financial Highlights

44	Notes to Financial Statements

70	Report of Independent Registered Public Accounting Firm

71	Supplemental Information to Shareholders

Lord Abbett Investment Trust

Lord Abbett Multi-Asset Balanced Opportunity Fund,

Lord Abbett Multi-Asset Growth Fund,

and Lord Abbett Multi-Asset Income Fund

Annual Report

For the fiscal year ended November 30, 2018

From left to right: James L.L. Tullis, Independent Chairman of the Lord Abbett Funds and Douglas B. Sieg, Trustee, President, and Chief Executive Officer of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this overview of the performance of the Funds for the fiscal year ended November 30, 2018. On this page and the following pages, we discuss the major factors that influenced fiscal year performance. For detailed and more timely information about the Funds, please visit our website at www.lordabbett.com, where you also can access the quarterly commentaries that provide updates on each Fund’s performance and other portfolio related updates.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Douglas B. Sieg

Trustee, President and Chief Executive Officer

Lord Abbett Multi-Asset Balanced Opportunity Fund

For the fiscal year ended November 30, 2018, the Fund returned -2.18%, reflecting performance at the net asset value (NAV) of Class A shares with all distributions reinvested, compared to its benchmark, the Russell 1000® Index1, which returned 5.92% over the same period.

During the 12-month period, domestic equity markets (as represented by the S&P 500® Index2) outperformed fixed-income markets (as represented by the Bloomberg Barclays U.S. Aggregate Bond Index3) and outperformed foreign equity markets (as represented by the MSCI EAFE Index4). In addition, high yield bonds (as represented by the ICE BofA Merrill Lynch U.S. High Yield Constrained Index5) outperformed higher quality fixed income securities (as

1

represented by the Bloomberg Barclays U.S. Aggregate Bond Index3).

The Fund’s allocation to international stocks detracted from relative performance, as international equities underperformed domestic equity markets during the period. Also detracting from the Fund’s relative performance was exposure to mid cap value stocks, as this segment of the market underperformed broader domestic equity markets.

The Fund’s allocation to U.S. growth stocks contributed to relative performance, as growth equity markets outperformed broader domestic equity markets during the period. In addition, the Fund’s allocation to convertible bonds contributed to relative performance, as this segment of the market outperformed broader fixed income markets.

Lord Abbett Multi-Asset Growth Fund

For the fiscal year ended November 30, 2018, the Fund returned –2.61%, reflecting performance at the net asset value (NAV) of Class A shares with all distributions reinvested, compared to its benchmark, the Russell 1000® Index1, which returned 5.92% over the same period.

During the 12-month period, domestic equity markets (as represented by the S&P 500® Index2) outperformed fixed-income markets (as represented by the Bloomberg Barclays U.S. Aggregate Bond Index3) and outperformed foreign equity markets (as represented by the MSCI EAFE Index4). In addition, high yield bonds (as represented by the ICE BofA Merrill Lynch U.S. High Yield Constrained Index5) outperformed higher quality fixed income securities (as represented by the Bloomberg Barclays U.S. Aggregate Bond Index3).

The Fund’s allocation to international stocks detracted from relative performance, as international equities underperformed domestic equity markets during the period. Also detracting from the Fund’s relative performance was exposure to mid cap value stocks, as this segment of the market underperformed broader domestic equity markets.

The Fund’s allocation to U.S. growth stocks contributed to relative performance, as growth equity markets outperformed broader domestic equity markets during the period.

Lord Abbett Multi-Asset Income Fund

For the fiscal year ended November 30, 2018, the Fund returned –1.79%, reflecting performance at the net asset value (NAV) of Class A shares with all distributions reinvested, compared to its benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index3, which returned –1.34% over the same period.

During the 12-month period, domestic equity markets (as represented by the S&P 500® Index2) outperformed fixed-income markets (as represented by the Bloomberg Barclays U.S. Aggregate Bond Index3) and outperformed foreign equity markets (as represented by the MSCI EAFE Index4). In addition, high yield bonds (as represented

2

by the ICE BofA Merrill Lynch U.S. High Yield Constrained Index5) outperformed higher quality fixed income securities (as represented by the Bloomberg Barclays U.S. Aggregate Bond Index3).

The Fund’s allocation to international stocks detracted from relative performance, as international equities underperformed domestic equity markets during the period. Also detracting from the Fund’s relative performance was exposure to mid cap value stocks, as this segment of the market underperformed broader domestic equity markets.

The Fund’s allocation to U.S. growth stocks contributed to relative performance, as growth equity markets outperformed broader domestic equity markets during the period. In addition, the Fund’s allocation to short duration fixed income securities contributed to relative performance, as this segment of the market outperformed broader fixed income markets.

Each Fund’s portfolio is actively managed and, therefore, its holdings and the weightings of a particular issuer or particular sector as a percentage of portfolio assets are subject to change. Sectors may include many industries.

1 The Russell 1000® Index measures the performance of the 1,000 largest companies in the Russell 3000® Index, which represents approximately 92% of the total market capitalization of the Russell 3000® Index.

2 The S&P 500® Index is widely regarded as the standard for measuring large cap U.S. stock market performance and includes a representative sample of leading companies in leading industries.

3 The Bloomberg Barclays U.S. Aggregate Bond Index is an index of U.S dollar-denominated, investment-grade U.S. government and corporate securities, and mortgage pass-through securities, and asset-backed securities. Indexes are unmanaged, do not reflect the deduction of fees or expenses, and an investor cannot invest directly in an index.

4 The MSCI EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada. Indexes are unmanaged, do not reflect the deduction of fees or expenses, and are not available for direct investment.

5 The ICE BofA Merrill Lynch U.S. High Yield Constrained Index is a capitalization weighted index of all U.S. dollar-denominated below investment-grade corporate debt publicly issued in the U.S. domestic market.

Unless otherwise specified, indexes reflect total

return, with all dividends reinvested. Indexes are unmanaged, do not reflect the deduction of fees or expenses, and are not available for direct investment.

Important Performance and Other Information

Performance data quoted in the following pages reflect past performance and are no guarantee of future results. Current performance may be higher or lower than the performance quoted. The investment return and principal value of an investment in the Funds will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost. You can obtain performance data current to the most recent month end by calling Lord Abbett at 888-522-2388 or referring to www.lordabbett.com.

Except where noted, comparative Fund performance does not account for the deduction of sales charges and would be different if sales charges were included. Each Fund offers classes of shares with distinct pricing options. For a full description of the differences in pricing alternatives, please see each Fund’s prospectus.

During certain periods shown, expense waivers and reimbursements were in place. Without such expense waivers and reimbursements, each Fund’s returns would have been lower.

3

The annual commentary above discusses the views of the Funds’ management and various portfolio holdings of the Funds as of November 30, 2018. These views and portfolio holdings may have changed after this date. Information provided in the commentary is not a recommendation to buy or sell securities. Because the Funds’ portfolio is actively managed and may change significantly, the Funds may no longer own the securities described above or may have otherwise changed their positions in the securities. For more recent information about the Funds’ portfolio holdings, please visit www.lordabbett.com.

A Note about Risk: See Notes to Financial Statements for a discussion of investment risks. For a more detailed discussion of the risks associated with each Fund, please see each Fund’s prospectus.

Mutual funds are not insured by the FDIC, are not deposits or other obligations of, or guaranteed by, banks, and are subject to investment risks including possible loss of principal amount invested.

4

Multi-Asset Balanced Opportunity Fund

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares with the same investment in the Russell 1000® Index, 40% Russell 1000® Index/30% Bloomberg Barclays U.S. Aggregate Bond Index/20% ICE BofA Merrill Lynch U.S. High Yield Constrained Index/10% MSCI EAFE® Index with Gross Dividends and the Morningstar Allocation 50-70% Equity Category Average, assuming reinvestment of all dividends and distributions. The performance of the other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. During certain periods, expenses of the Fund have been waived or reimbursed by Lord Abbett and reimbursed by the Underlying Funds; without such waiver or reimbursement of expenses, the Fund’s returns would have been lower. Past performance is no guarantee of future results.

5

Average Annual Total Returns at Maximum Applicable
Sales Charge for the Periods Ended November 30, 2018

	1 Year	5 Year	10 Year	Life of Class
Class A4	-4.37%	3.58%	8.97%	–
Class C5	-3.78%	3.30%	8.44%	–
Class F6	-1.95%	4.23%	9.41%	–
Class F3[7]	-1.83%	–	–	2.85%
Class I6	-1.93%	4.31%	9.50%	–
Class P6	-2.38%	3.85%	9.02%	–
Class R2[6]	-2.49%	3.69%	8.94%	–
Class R3[6]	-2.34%	3.82%	8.99%	–
Class R4[8]	-2.17%	–	–	3.38%
Class R5[8]	-1.85%	–	–	3.65%
Class R6[8]	-1.83%	–	–	3.66%

1   Reflects the deduction of the maximum initial sales charge of 2.25%.

2   Performance for the unmanaged index does not reflect any fees or expenses. The performance of the index is not necessarily representative of the Fund’s performance.

3   Source: Morningstar, Inc. The performance of the average is not necessarily representative of the Fund’s performance.

4   Total return, which is the percentage change in net asset value, after deduction of the maximum initial sales charge of 2.25% applicable to Class A shares, with all dividends and distributions reinvested for the periods shown ended

November 30, 2018, is calculated using the SEC-required uniform method to compute such return.

5   The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance for other periods is at net asset value.

6   Performance is at net asset value.

7   Commenced operations and performance for the class began on April 4, 2017. Performance is at net asset value.

8   Commenced operations and performance for the class began on June 30, 2015. Performance is at net asset value.

6

Multi-Asset Growth Fund

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares with the same investment in the Russell 1000® Index, 50% Russell 1000® Index/30% ICE BofA Merrill Lynch U.S. High Yield Constrained Index/15% MSCI EAFE® Index with Gross Dividends/5% Bloomberg Barclays U.S. Aggregate Bond Index and the Morningstar Allocation 70-85% Equity Category Average, assuming reinvestment of all dividends and distributions. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. During certain periods, expenses of the Fund have been waived by Lord Abbett and reimbursed by the Underlying Funds; without such waiver or reimbursement of expenses, the Fund’s returns would have been lower. Past performance is no guarantee of future results.

7

Average Annual Total Returns at Maximum Applicable
Sales Charge for the Periods Ended November 30, 2018

	1 Year	5 Year	10 Year	Life of Class
Class A4	-4.79%	4.26%	9.95%	–
Class C5	-4.25%	3.94%	9.42%	–
Class F6	-2.41%	4.90%	10.40%	–
Class F3[7]	-2.22%	–	–	3.21%
Class I6	-2.41%	4.98%	10.50%	–
Class R2[6]	-2.97%	4.36%	9.91%	–
Class R3[6]	-2.86%	4.48%	9.97%	–
Class R4[8]	-2.64%	–	–	3.77%
Class R5[8]	-2.42%	–	–	4.02%
Class R6[8]	-2.27%	–	–	4.10%

1   Reflects the deduction of the maximum initial sales charge of 2.25%.

2   Performance for the unmanaged index does not reflect any fees or expenses. The performance of the index is not necessarily representative of the Fund’s performance.

3   Source: Morningstar, Inc. The performance of the average is not necessarily representative of the Fund’s performance.

4   Total return, which is the percentage change in net asset value, after deduction of the maximum initial sales charge of 2.25% applicable to Class A shares, with all dividends and distributions reinvested for the periods shown ended

November 30, 2018, is calculated using the SEC-required uniform method to compute such return.

5   The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance for other periods is at net asset value.

6   Performance is at net asset value.

7   Commenced operations and performance for the class began on April 4, 2017. Performance is at net asset value.

8   Commenced operations and performance for the class began on June 30, 2015. Performance is at net asset value.

8

Multi-Asset Income Fund

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares with the same investment in the Bloomberg Barclays Aggregate Index, 45% Bloomberg Barclays U.S. Aggregate Bond Index/25% ICE BofA Merrill Lynch U.S. High Yield Constrained Index/20% Russell 1000® Index/10% MSCI EAFE® Index with Gross Dividends and the Morningstar Allocation 30-50% Equity Category Average, assuming reinvestment of all dividends and distributions. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. During certain periods, expenses of the Fund have been waived or reimbursed by Lord Abbett and reimbursed by the Underlying Funds; without such waiver or reimbursement of expenses, the Fund’s returns would have been lower. Past performance is no guarantee of future results.

9

Average Annual Total Returns at Maximum Applicable
Sales Charge for the Periods Ended November 30, 2018

	1 Year	5 Year	10 Year	Life of Class
Class A4	-4.01%	2.84%	8.76%	–
Class C5	-3.46%	2.54%	8.21%	–
Class F6	-1.64%	3.48%	9.19%	–
Class F3[7]	-1.47%	–	–	2.64%
Class I6	-1.48%	3.57%	9.29%	–
Class R2[6]	-2.09%	2.96%	8.77%	–
Class R3[6]	-2.03%	3.07%	8.75%	–
Class R4[8]	-1.77%	–	–	3.01%
Class R5[8]	-1.55%	–	–	3.27%
Class R6[8]	-1.47%	–	–	3.31%

1   Reflects the deduction of the maximum initial sales charge of 2.25%.

2   Performance for the unmanaged index does not reflect any fees or expenses. The performance of the index is not necessarily representative of the Fund’s performance.

3   Source: Morningstar, Inc. The performance of the average is not necessarily representative of the Fund’s performance.

4   Total return, which is the percentage change in net asset value, after deduction of the maximum initial sales charge of 2.25% applicable to Class A shares, with all dividends and distributions reinvested for the periods shown ended

November 30, 2018, is calculated using the SEC-required uniform method to compute such return.

5   The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance for other periods is at net asset value.

6   Performance is at net asset value.

7   Commenced operations and performance for the class began on April 4, 2017. Performance is at net asset value.

8   Commenced operations and performance for the class began on June 30, 2015. Performance is at net asset value.

10

Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2018 through November 30, 2018).

Actual Expenses

For each class of each Fund, the first line of the applicable table on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period 6/1/18 – 11/30/18” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of each Fund, the second line of the applicable table on the following pages provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

11

Multi-Asset Balanced Opportunity Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†#
	6/1/18	11/30/18	6/1/18 – 11/30/18
Class A
Actual	$1,000.00	$975.70	$2.53
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.51	$2.59
Class C
Actual	$1,000.00	$972.80	$6.23
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.75	$6.38
Class F
Actual	$1,000.00	$976.50	$1.78
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.26	$1.83
Class F3
Actual	$1,000.00	$977.10	$1.04
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,024.02	$1.07
Class I
Actual	$1,000.00	$977.00	$1.29
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.76	$1.32
Class P
Actual	$1,000.00	$974.60	$3.51
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.51	$3.60
Class R2
Actual	$1,000.00	$973.70	$4.26
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.76	$4.36
Class R3
Actual	$1,000.00	$974.50	$3.71
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.31	$3.80
Class R4
Actual	$1,000.00	$975.70	$2.53
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.51	$2.59
Class R5
Actual	$1,000.00	$977.80	$1.29
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.76	$1.32
Class R6
Actual	$1,000.00	$977.90	$0.89
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,024.17	$0.91

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.51% for Class A, 1.26% for Class C, 0.36% for Class F, 0.21% for Class F3, 0.26% for Class I, 0.71% for Class P, 0.86% for Class R2, 0.75% for Class R3, 0.51% for Class R4, 0.26% for Class R5 and 0.18% for Class R6) multiplied by the average account value over the period, multiplied by 183/365 (to reflect one-half year period).
#	Does not include expenses of the Underlying Funds in which Multi-Asset Balanced Opportunity Fund invests.

12

Portfolio Holdings Presented by Portfolio Allocation

November 30, 2018

Underlying Fund Name	%*
Lord Abbett Equity Trust-Calibrated Large Cap Value Fund-Class I	13.72%
Lord Abbett Equity Trust-Calibrated Mid Cap Value Fund-Class I	9.84%
Lord Abbett Investment Trust-Convertible Fund-Class I	9.96%
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund-Class I	4.69%
Lord Abbett Securities Trust-Growth Leaders Fund-Class I	12.08%
Lord Abbett Research Fund, Inc.-Growth Opportunities Fund-Class I	9.19%
Lord Abbett Investment Trust-High Yield Fund-Class I	17.98%
Lord Abbett Investment Trust-Inflation Focused Fund-Class I	5.18%
Lord Abbett Securities Trust-International Equity Fund-Class I	5.49%
Lord Abbett Securities Trust-International Value Fund-Class I	5.39%
Lord Abbett Mid Cap Stock Fund, Inc.-Class I	4.28%
Lord Abbett Investment Trust-Ultra Short Bond Fund-Class I	2.11%
Repurchase Agreement	0.09%
Total	100.00%

*	Represents percent of total investments.

13

Multi-Asset Growth Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†#
	6/1/18	11/30/18	6/1/18 – 11/30/18
Class A
Actual	$1,000.00	$973.20	$2.62
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.41	$2.69
Class C
Actual	$1,000.00	$969.60	$6.32
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.65	$6.48
Class F
Actual	$1,000.00	$974.50	$1.88
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.16	$1.93
Class F3
Actual	$1,000.00	$975.80	$0.99
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,024.07	$1.01
Class I
Actual	$1,000.00	$974.50	$1.39
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.66	$1.42
Class R2
Actual	$1,000.00	$971.30	$4.35
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.66	$4.46
Class R3
Actual	$1,000.00	$971.90	$3.86
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.16	$3.95
Class R4
Actual	$1,000.00	$973.20	$2.62
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.41	$2.69
Class R5
Actual	$1,000.00	$974.00	$1.34
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.71	$1.37
Class R6
Actual	$1,000.00	$975.20	$0.94
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,024.12	$0.96

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.53% for Class A, 1.28% for Class C, 0.38% for Class F, 0.20% for Class F3, 0.28% for Class I, 0.88% for Class R2, 0.78% for Class R3, 0.53% for Class R4, 0.27% for Class R5 and 0.19% for Class R6) multiplied by the average account value over the period, multiplied by 183/365 (to reflect one-half year period).
#	Does not include expenses of the Underlying Funds in which Multi-Asset Growth Fund invests.

14

Portfolio Holdings Presented by Portfolio Allocation

November 30, 2018

Underlying Fund Name	%*
Lord Abbett Affiliated Fund, Inc.-Class I	5.24%
Lord Abbett Equity Trust-Calibrated Large Cap Value Fund-Class I	10.21%
Lord Abbett Equity Trust-Calibrated Mid Cap Value Fund-Class I	11.70%
Lord Abbett Investment Trust-Convertible Fund-Class I	4.97%
Lord Abbett Securities Trust-Growth Leaders Fund-Class I	12.03%
Lord Abbett Research Fund, Inc.-Growth Opportunities Fund-Class I	12.73%
Lord Abbett Investment Trust-High Yield Fund-Class I	19.15%
Lord Abbett Investment Trust-Inflation Focused Fund-Class I	0.80%
Lord Abbett Securities Trust-International Equity Fund-Class I	7.87%
Lord Abbett Securities Trust-International Value Fund-Class I	7.93%
Lord Abbett Mid Cap Stock Fund, Inc.-Class I	7.01%
Lord Abbett Investment Trust-Ultra Short Bond Fund-Class I	0.27%
Repurchase Agreement	0.09%
Total	100.00%

*	Represents percent of total investments.

15

Multi-Asset Income Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†#
	6/1/18	11/30/18	6/1/18 – 11/30/18
Class A
Actual	$1,000.00	$972.90	$2.42
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.61	$2.48
Class C
Actual	$1,000.00	$969.60	$6.12
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.85	$6.28
Class F
Actual	$1,000.00	$974.30	$1.68
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.36	$1.72
Class F3
Actual	$1,000.00	$974.80	$0.89
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,024.17	$0.91
Class I
Actual	$1,000.00	$974.70	$1.19
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.87	$1.22
Class R2
Actual	$1,000.00	$971.30	$4.15
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.86	$4.26
Class R3
Actual	$1,000.00	$971.80	$3.66
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.36	$3.75
Class R4
Actual	$1,000.00	$973.60	$2.42
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.61	$2.48
Class R5
Actual	$1,000.00	$974.70	$1.19
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.87	$1.22
Class R6
Actual	$1,000.00	$974.80	$0.89
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,024.17	$0.91

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.49% for Class A, 1.24% for Class C, 0.34% for Class F, 0.18% for Class F3, 0.24% for Class I, 0.84% for Class R2, 0.74% for Class R3, 0.49% for Class R4, 0.24% for Class R5 and 0.18% for Class R6) multiplied by the average account value over the period, multiplied by 183/365 (to reflect one-half year period).
#	Does not include expenses of the Underlying Funds in which Multi-Asset Income Fund invests.

16

Portfolio Holdings Presented by Portfolio Allocation

November 30, 2018

Underlying Fund Name	%*
Lord Abbett Equity Trust-Calibrated Mid Cap Value Fund-Class I	8.87%
Lord Abbett Investment Trust-Convertible Fund-Class I	14.97%
Lord Abbett Investment Trust-Core Fixed Income Fund-Class I	0.99%
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund-Class I	3.71%
Lord Abbett Securities Trust-Growth Leaders Fund-Class I	7.57%
Lord Abbett Research Fund, Inc.-Growth Opportunities Fund-Class I	5.64%
Lord Abbett Investment Trust-High Yield Fund-Class I	18.07%
Lord Abbett Investment Trust-Inflation Focused Fund-Class I	6.60%
Lord Abbett Securities Trust-International Equity Fund-Class I	5.36%
Lord Abbett Securities Trust-International Value Fund-Class I	5.51%
Lord Abbett Mid Cap Stock Fund, Inc.-Class I	6.19%
Lord Abbett Investment Trust-Ultra Short Bond Fund-Class I	16.41%
Repurchase Agreement	0.11%
Total	100.00%

*	Represents percent of total investments.

17

Schedule of Investments

MULTI-ASSET BALANCED OPPORTUNITY FUND November 30, 2018

Investments	Shares	Fair Value (000)
INVESTMENTS IN UNDERLYING FUNDS(a)(b) 99.79%
Lord Abbett Equity Trust-Calibrated Large Cap Value Fund-Class I(c)	10,679,174	$210,807
Lord Abbett Equity Trust-Calibrated Mid Cap Value Fund-Class I(c)	8,006,923	151,171
Lord Abbett Investment Trust-Convertible Fund-Class I(d)	11,552,944	152,961
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund-Class I(e)	15,146,308	72,096
Lord Abbett Securities Trust-Growth Leaders Fund-Class I*(f)	7,257,952	185,513
Lord Abbett Research Fund, Inc.-Growth Opportunities Fund-Class I*(g)	5,785,975	141,236
Lord Abbett Investment Trust-High Yield Fund-Class I(h)	38,576,789	276,210
Lord Abbett Investment Trust-Inflation Focused Fund-Class I(i)	6,882,447	79,561
Lord Abbett Securities Trust-International Equity Fund-Class I(j)	6,841,732	84,358
Lord Abbett Securities Trust-International Value Fund-Class I(k)	12,240,556	82,868
Lord Abbett Mid Cap Stock Fund, Inc.-Class I(l)	2,317,331	65,766
Lord Abbett Investment Trust-Ultra Short Bond Fund-Class I(m)	3,236,109	32,329
Total Investments in Underlying Funds (cost $1,595,463,699)		1,534,876

	Principal Amount (000)
SHORT-TERM INVESTMENT 0.09%

Repurchase Agreement
Repurchase Agreement dated 11/30/2018, 1.25% due 12/3/2018 with Fixed Income Clearing Corp. collateralized by $1,460,000 of U.S. Treasury Note at 1.50% due 2/28/2023; value: $1,385,876; proceeds: $1,355,916 (cost $1,355,775)	$1,356	1,356
Total Investments in Securities 99.88% (cost $1,596,819,474)		1,536,232
Other Assets in Excess of Liabilities(n) 0.12%		1,869
Net Assets 100.00%		$1,538,101

*	Non-income producing security.
(a)	Affiliated issuers (See Note 11).
(b)	These investments offer daily redemptions.
(c)	Fund investment objective is total return.
(d)	Fund investment objective is to seek current income and the opportunity for capital appreciation to produce a high total return.
(e)	Fund investment objective is to seek high total return.
(f)	Fund investment objective is to seek capital appreciation.
(g)	Fund investment objective is capital appreciation.
(h)	Fund investment objective is to seek a high current income and the opportunity for capital appreciation to produce a high total return.
(i)	Fund investment objective is to provide investment returns that exceed the rate of inflation in the U.S. economy over a full economic cycle and to seek current income.
(j)	Fund investment objective is to seek long-term capital appreciation.
(k)	Fund investment objective is to seek a high level of total return.
(l)	Fund investment objective is to seek capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.
(m)	Fund investment objective is to seek current income consistent with the preservation of capital.
(n)	Other Assets in Excess of Liabilities include net unrealized appreciation/depreciation on forward foreign currency exchange contracts and futures contracts as follows:

18	See Notes to Financial Statements.

Schedule of Investments (continued)

MULTI-ASSET BALANCED OPPORTUNITY FUND November 30, 2018

Open Forward Foreign Currency Exchange Contracts at November 30, 2018:

	Purchased		Sold	Counterparty	Expiration Date	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
EUR	14,657,748	JPY	1,881,300,000	Bank of America	1/11/2019	$16,629,207	$16,657,740	$28,533
EUR	14,645,482	JPY	1,881,300,000	Citibank	1/11/2019	16,615,291	16,643,800	28,509
JPY	3,762,600,000	EUR	28,971,157	Bank of America	1/11/2019	33,322,410	32,924,156	398,254
USD	380,094	EUR	332,073	Morgan Stanley	1/11/2019	380,094	377,383	2,711
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts								$458,007

	Purchased		Sold	Counterparty	Expiration Date	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
JPY	3,762,600,000	EUR	28,971,157	Bank of America	1/11/2019	$33,322,411	$33,274,921	$(47,490)
EUR	14,657,748	JPY	1,881,300,000	Bank of America	1/11/2019	16,629,207	16,637,460	(8,253)
EUR	14,645,482	JPY	1,881,300,000	Citibank	1/11/2019	16,615,291	16,637,461	(22,170)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts								$(77,913)

Open Futures Contracts at November 30, 2018:

				Notional	Notional	Unrealized
Type	Expiration	Contracts	Position	Amount	Value	Appreciation
E-Mini MSCI EAFE INDEX	December 2018	354	Short	$(34,418,670)	$(32,148,510)	$2,270,160
E-Mini NASDAQ 100	December 2018	170	Short	(25,748,863)	(23,628,300)	2,120,563
Nikkei 225	December 2018	140	Long	15,558,602	15,694,000	135,398
Total Unrealized Appreciation on Open Futures Contracts						$4,526,121

				Notional	Notional	Unrealized
Type	Expiration	Contracts	Position	Amount	Value	Depreciation
E-Mini S&P 500 INDEX	December 2018	113	Long	$15,830,683	$15,584,395	$(246,288)
MSCI Emerging Market INDEX	December 2018	310	Long	15,685,257	15,493,800	(191,457)
U.S. 10-Year Treasury Note	March 2019	392	Short	(46,687,133)	(46,825,625)	(138,492)
U.S. Ultra Treasury Bond	March 2019	68	Short	(10,348,099)	(10,363,625)	(15,526)
Total Unrealized Depreciation on Open Futures Contracts						$(591,763)

See Notes to Financial Statements.	19

Schedule of Investments (concluded)

MULTI-ASSET BALANCED OPPORTUNITY FUND November 30, 2018

The following is a summary of the inputs used as of November 30, 2018 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Investments in Underlying Funds	$1,534,876	$–	$–	$1,534,876
Short-Term Investments
Repurchase Agreement	–	1,356	–	1,356
Total	$1,534,876	$1,356	$–	$1,536,232

Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$–	$458	$–	$458
Liabilities	–	(78)	–	(78)
Futures Contracts
Assets	4,526	–	–	4,526
Liabilities	(592)	–	–	(592)
Total	$3,934	$380	$–	$4,314

(1)	Refer to Note 2(k) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the fiscal year ended November 30, 2018.

20	See Notes to Financial Statements.

Schedule of Investments

MULTI-ASSET GROWTH FUND November 30, 2018

Investments	Shares	Fair Value (000)
INVESTMENTS IN UNDERLYING FUNDS(a)(b) 99.76%
Lord Abbett Affiliated Fund, Inc.-Class I(c)	3,784,490	$55,594
Lord Abbett Equity Trust-Calibrated Large Cap Value Fund-Class I(d)	5,484,373	108,262
Lord Abbett Equity Trust-Calibrated Mid Cap Value Fund-Class I(d)	6,571,631	124,072
Lord Abbett Investment Trust-Convertible Fund-Class I(e)	3,980,503	52,702
Lord Abbett Securities Trust-Growth Leaders Fund-Class I*(f)	4,989,415	127,529
Lord Abbett Research Fund, Inc.-Growth Opportunities Fund-Class I*(g)	5,530,315	134,995
Lord Abbett Investment Trust-High Yield Fund-Class I(h)	28,347,397	202,967
Lord Abbett Investment Trust-Inflation Focused Fund-Class I(i)	729,282	8,431
Lord Abbett Securities Trust-International Equity Fund-Class I(j)	6,762,616	83,383
Lord Abbett Securities Trust-International Value Fund-Class I(k)	12,420,011	84,084
Lord Abbett Mid Cap Stock Fund, Inc.-Class I(l)	2,619,706	74,347
Lord Abbett Investment Trust-Ultra Short Bond Fund-Class I(m)	280,789	2,805
Total Investments in Underlying Funds (cost $1,106,234,670)		1,059,171

	Principal Amount (000)
SHORT-TERM INVESTMENT 0.09%

Repurchase Agreement
Repurchase Agreement dated 11/30/2018, 1.25% due 12/3/2018 with Fixed Income Clearing Corp. collateralized by $1,015,000 of U.S. Treasury Note at 1.50% due 3/31/2023; value: $961,118; proceeds: $940,593 (cost $940,495)	$941	941
Total Investments in Securities 99.85% (cost $1,107,175,165)		1,060,112
Other Assets in Excess of Liabilities(n) 0.15%		1,583
Net Assets 100.00%		$1,061,695

*	Non-income producing security.
(a)	Affiliated issuers (See Note 11).
(b)	These investments offer daily redemptions.
(c)	Fund investment objective is long-term growth of capital and income without excessive fluctuations in market value.
(d)	Fund investment objective is total return.
(e)	Fund investment objective is to seek current income and the opportunity for capital appreciation to produce a high total return.
(f)	Fund investment objective is to seek capital appreciation.
(g)	Fund investment objective is capital appreciation.
(h)	Fund investment objective is to seek a high current income and the opportunity for capital appreciation to produce a high total return.
(i)	Fund investment objective is to provide investment returns that exceed the rate of inflation in the U.S. economy over a full economic cycle and to seek current income.
(j)	Fund investment objective is to seek long-term capital appreciation.
(k)	Fund investment objective is to seek a high level of total return.
(l)	Fund investment objective is to seek capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.
(m)	Fund investment objective is to seek current income consistent with the preservation of capital.
(n)	Other Assets in Excess of Liabilities include net unrealized appreciation/depreciation on forward foreign currency exchange contracts and futures contracts as follows:

See Notes to Financial Statements.	21

Schedule of Investments (concluded)

MULTI-ASSET GROWTH FUND November 30, 2018

Open Forward Foreign Currency Exchange Contracts at November 30, 2018:

						U.S. $
						Cost on	U.S. $
					Expiration	Origination	Current	Unrealized
	Purchased		Sold	Counterparty	Date	Date	Value	Appreciation
EUR	9,929,606	JPY	1,274,450,000	Bank of America	1/11/2019	$11,265,132	$11,284,461	$19,329
EUR	9,921,296	JPY	1,274,450,000	Citibank	1/11/2019	11,255,705	11,275,018	19,313
JPY	2,548,900,000	EUR	19,625,945	Bank of America	1/11/2019	22,573,617	22,303,828	269,789
USD	257,487	EUR	224,957	Morgan Stanley	1/11/2019	257,487	255,651	1,836
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts								$310,267

						U.S. $
						Cost on	U.S. $
					Expiration	Origination	Current	Unrealized
	Purchased		Sold	Counterparty	Date	Date	Value	Depreciation
JPY	2,548,900,000	EUR	19,625,945	Bank of America	1/11/2019	$22,573,617	$22,541,446	$(32,171)
EUR	9,929,606	JPY	1,274,450,000	Bank of America	1/11/2019	11,265,132	11,270,723	(5,591)
EUR	9,921,296	JPY	1,274,450,000	Citibank	1/11/2019	11,255,705	11,270,723	(15,018)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts								$(52,780)

Open Futures Contracts at November 30, 2018:

				Notional	Notional	Unrealized
Type	Expiration	Contracts	Position	Amount	Value	Appreciation
E-Mini MSCI EAFE INDEX	December 2018	240	Short	$(23,334,691)	$(21,795,600)	$1,539,091
E-Mini NASDAQ 100	December 2018	116	Short	(17,569,813)	(16,122,840)	1,446,973
Nikkei 225 INDEX	December 2018	97	Long	10,779,888	10,873,700	93,812
Total Unrealized Appreciation on Open Futures Contracts						$3,079,876

				Notional	Notional	Unrealized
Type	Expiration	Contracts	Position	Amount	Value	Depreciation
E-Mini S&P 500 INDEX	December 2018	156	Long	$21,854,748	$21,514,740	$(340,008)
MSCI Emerging Market INDEX	December 2018	214	Long	10,827,888	10,695,720	(132,168)
Total Unrealized Depreciation on Open Futures Contracts						$(472,176)

The following is a summary of the inputs used as of November 30, 2018 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Investments in Underlying Funds	$1,059,171	$–	$–	$1,059,171
Short-Term Investments
Repurchase Agreement	–	941	–	941
Total	$1,059,171	$941	$–	$1,060,112

Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$–	$310	$–	$310
Liabilities	–	(53)	–	(53)
Futures Contracts
Assets	3,080	–	–	3,080
Liabilities	(472)	–	–	(472)
Total	$2,608	$257	$–	$2,865

(1)	Refer to Note 2(k) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the fiscal year ended November 30, 2018.

22	See Notes to Financial Statements.

Schedule of Investments

MULTI-ASSET INCOME FUND November 30, 2018

Investments	Shares	Fair Value (000)
INVESTMENTS IN UNDERLYING FUNDS(a)(b) 99.88%
Lord Abbett Equity Trust-Calibrated Mid Cap Value Fund-Class I(c)	6,744,374	$127,334
Lord Abbett Investment Trust-Convertible Fund-Class I(d)	16,233,536	214,932
Lord Abbett Investment Trust-Core Fixed Income Fund-Class I(e)	1,369,865	14,219
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund-Class I(f)	11,189,766	53,263
Lord Abbett Securities Trust-Growth Leaders Fund-Class I*(g)	4,252,856	108,703
Lord Abbett Research Fund, Inc.-Growth Opportunities Fund-Class I*(h)	3,317,795	80,987
Lord Abbett Investment Trust-High Yield Fund-Class I(i)	36,240,904	259,485
Lord Abbett Investment Trust-Inflation Focused Fund-Class I(j)	8,194,338	94,727
Lord Abbett Securities Trust-International Equity Fund-Class I(k)	6,242,490	76,970
Lord Abbett Securities Trust-International Value Fund-Class I(l)	11,697,199	79,190
Lord Abbett Mid Cap Stock Fund, Inc.-Class I(m)	3,134,124	88,946
Lord Abbett Investment Trust-Ultra Short Bond Fund-Class I(n)	23,590,968	235,674
Total Investments in Underlying Funds (cost $1,482,990,905)		1,434,430

	Principal
	Amount
	(000)
SHORT-TERM INVESTMENT 0.11%

Repurchase Agreement
Repurchase Agreement dated 11/30/2018, 1.25% due 12/3/2018 with Fixed Income Clearing Corp. collateralized by $1,730,000 of U.S. Treasury Note at 1.50% due 3/31/2023; value: $1,638,161; proceeds: $1,603,847 (cost $1,603,680)	$1,604	1,604
Total Investments in Securities 99.99% (cost $1,484,594,585)		1,436,034
Other Assets in Excess of Liabilities(o) 0.01%		141
Net Assets 100.00%		$1,436,175

*	Non-income producing security.
(a)	Affiliated issuers (See Note 11).
(b)	These investments offer daily redemptions.
(c)	Fund investment objective is total return.
(d)	Fund investment objective is to seek current income and the opportunity for capital appreciation to produce a high total return.
(e)	Fund investment objective is to seek income and capital appreciation to produce a high total return.
(f)	Fund investment objective is to seek high total return.
(g)	Fund investment objective is to seek capital appreciation.
(h)	Fund investment objective is capital appreciation.
(i)	Fund investment objective is to seek a high current income and the opportunity for capital appreciation to produce a high total return.
(j)	Fund investment objective is to provide investment returns that exceed the rate of inflation in the U.S. economy over a full economic cycle and to seek current income.
(k)	Fund investment objective is to seek long-term capital appreciation.
(l)	Fund investment objective is to seek a high level of total return.
(m)	Fund investment objective is to seek capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.
(n)	Fund investment objective is to seek current income consistent with the preservation of capital.
(o)	Other Assets in Excess of Liabilities include net unrealized appreciation/depreciation on forward foreign currency exchange contracts and futures contracts as follows:

See Notes to Financial Statements.	23

Schedule of Investments (continued)

MULTI-ASSET INCOME FUND November 30, 2018

Open Forward Foreign Currency Exchange Contracts at November 30, 2018:

						U.S. $
						Cost on	U.S. $
					Expiration	Origination	Current	Unrealized
	Purchased		Sold	Counterparty	Date	Date	Value	Appreciation
EUR	13,413,869	JPY	1,721,650,000	Bank of America	1/11/2019	$15,218,027	$15,244,138	$26,111
EUR	13,402,644	JPY	1,721,650,000	Citibank	1/11/2019	15,205,292	15,231,382	26,090
JPY	3,443,300,000	EUR	26,512,620	Bank of America	1/11/2019	30,494,620	30,130,162	364,458
USD	347,839	EUR	303,893	Morgan Stanley	1/11/2019	347,839	345,358	2,481
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts								$419,140

						U.S. $
						Cost on	U.S. $
					Expiration	Origination	Current	Unrealized
	Purchased		Sold	Counterparty	Date	Date	Value	Depreciation
JPY	3,443,300,000	EUR	26,512,620	Bank of America	1/11/2019	$30,494,620	$30,451,160	$(43,460)
EUR	13,413,869	JPY	1,721,650,000	Bank of America	1/11/2019	15,218,027	15,225,580	(7,553)
EUR	13,402,644	JPY	1,721,650,000	Citibank	1/11/2019	15,205,292	15,225,580	(20,288)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts								$(71,301)

Open Futures Contracts at November 30, 2018:

				Notional	Notional	Unrealized
Type	Expiration	Contracts	Position	Amount	Value	Appreciation
E-Mini MSCI EAFE INDEX	December 2018	324	Short	$(31,501,833)	$(29,424,060)	$2,077,773
E-Mini NASDAQ 100	December 2018	156	Short	(23,628,369)	(21,682,440)	1,945,929
Nikkei 225 INDEX	December 2018	132	Long	14,669,539	14,797,200	127,661
Total Unrealized Appreciation on Open Futures Contracts						$4,151,363

				Notional	Notional	Unrealized
Type	Expiration	Contracts	Position	Amount	Value	Depreciation
E-Mini S&P 500 INDEX	December 2018	53	Short	$(7,140,005)	$(7,309,495)	$(169,490)
MSCI Emerging Market INDEX	December 2018	291	Long	14,723,903	14,544,180	(179,723)
U.S. 10-Year Treasury Note	March 2019	290	Short	(34,538,951)	(34,641,406)	(102,455)
U.S. Ultra Treasury Bond	March 2019	49	Short	(7,456,719)	(7,467,907)	(11,188)
Total Unrealized Depreciation on Open Futures Contracts						$(462,856)

24	See Notes to Financial Statements.

Schedule of Investments (concluded)

MULTI-ASSET INCOME FUND November 30, 2018

The following is a summary of the inputs used as of November 30, 2018 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Investments in Underlying Funds	$1,434,430	$–	$–	$1,434,430
Short-Term Investments
Repurchase Agreement	–	1,604	–	1,604
Total	$1,434,430	$1,604	$–	$1,436,034

Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$–	$419	$–	$419
Liabilities	–	(71)	–	(71)
Futures Contracts
Assets	4,151	–	–	4,151
Liabilities	(463)	–	–	(463)
Total	$3,688	$348	$–	$4,036

(1)	Refer to Note 2(k) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the fiscal year ended November 30, 2018.

See Notes to Financial Statements.	25

Statements of Assets and Liabilities

November 30, 2018

	Multi–Asset Balanced Opportunity Fund	Multi–Asset Growth Fund	Multi–Asset Income Fund
ASSETS:
Investments in securities, at cost	$1,355,775	$940,495	$1,603,680
Investments in Underlying Funds, at cost	1,595,463,699	1,106,234,670	1,482,990,905
Investments in securities, at value	$1,355,775	$940,495	$1,603,680
Investments in Underlying Funds, at value	1,534,876,498	1,059,171,111	1,434,430,225
Deposits with brokers for futures collateral	3,293,965	2,065,832	2,723,957
Receivables:
Capital shares sold	10,764,327	580,725	5,885,443
Interest and dividends	2,259,321	1,163,628	2,637,594
Variation margin for futures contracts	37,261	133,154	–
Investments in Underlying Funds sold	226,089	357,507	48,842
Unrealized appreciation on forward foreign currency exchange contracts	458,007	310,267	419,140
Prepaid expenses and other assets	99,040	118,923	87,241
Total assets	1,553,370,283	1,064,841,642	1,447,836,122
LIABILITIES:
Payables:
Capital shares reacquired	3,068,252	1,235,849	3,427,743
Investments in Underlying Funds purchased	2,121,252	1,091,420	2,477,116
12b-1 distribution plan	408,150	212,263	507,854
Trustees’ fees	273,400	155,322	188,027
Management fee	127,037	87,263	119,036
Fund administration	50,815	34,905	47,614
Variation margin for futures contracts	–	–	61,670
Unrealized depreciation on forward foreign currency exchange contracts	77,913	52,780	71,301
Distributions payable	8,785,502	–	4,471,440
Accrued expenses	356,897	277,013	288,912
Total liabilities	15,269,218	3,146,815	11,660,713
NET ASSETS	$1,538,101,065	$1,061,694,827	$1,436,175,409
COMPOSITION OF NET ASSETS:
Paid-in capital	$1,553,482,115	$1,054,652,609	$1,621,904,626
Total distributable earnings (loss)	(15,381,050)	7,042,218	(185,729,217)
Net Assets	$1,538,101,065	$1,061,694,827	$1,436,175,409

26	See Notes to Financial Statements.

Statements of Assets and Liabilities (concluded)

November 30, 2018

	Multi–Asset Balanced Opportunity Fund	Multi–Asset Growth Fund	Multi–Asset Income Fund

Net assets by class:
Class A Shares	$1,214,155,420	$779,488,171	$716,679,098
Class C Shares	$223,823,437	$159,526,253	$410,331,692
Class F Shares	$46,998,428	$39,381,139	$227,803,773
Class F3 Shares	$10,479	$33,167	$4,077,407
Class I Shares	$14,439,941	$35,050,747	$54,170,914
Class P Shares	$512,000	–	–
Class R2 Shares	$360,103	$35,503	$121,865
Class R3 Shares	$27,257,867	$29,930,858	$18,400,289
Class R4 Shares	$4,971,451	$4,473,365	$1,755,755
Class R5 Shares	$120,526	$23,272	$27,726
Class R6 Shares	$5,451,413	$13,752,352	$2,806,890
Outstanding shares by class (unlimited number of authorized shares of beneficial interest)
Class A Shares	107,602,821	46,491,628	49,977,444
Class C Shares	19,953,442	9,614,811	28,196,333
Class F Shares	4,165,827	2,348,650	15,888,031
Class F3 Shares	928	1,963	285,816
Class I Shares	1,279,845	2,078,448	3,799,561
Class P Shares	45,578	–	–
Class R2 Shares	31,247	2,070	8,274
Class R3 Shares	2,419,876	1,790,933	1,283,128
Class R4 Shares	440,528	267,187	122,443
Class R5 Shares	10,670	1,379.50	1,944
Class R6 Shares	482,885	813,934	196,759
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$11.28	$16.77	$14.34
Class A Shares-Maximum offering price (Net asset value plus sales charge of 2.25%)	$11.54	$17.16	$14.67
Class C Shares-Net asset value	$11.22	$16.59	$14.55
Class F Shares-Net asset value	$11.28	$16.77	$14.34
Class F3 Shares-Net asset value	$11.29	$16.90	$14.27
Class I Shares-Net asset value	$11.28	$16.86	$14.26
Class P Shares-Net asset value	$11.23	–	–
Class R2 Shares-Net asset value	$11.52	$17.15	$14.73
Class R3 Shares-Net asset value	$11.26	$16.71	$14.34
Class R4 Shares-Net asset value	$11.29	$16.74	$14.34
Class R5 Shares-Net asset value	$11.30	$16.87	$14.26
Class R6 Shares-Net asset value	$11.29	$16.90	$14.27

See Notes to Financial Statements.	27

Statements of Operations

For the Year Ended November 30, 2018

	Multi–Asset Balanced Opportunity Fund	Multi–Asset Growth Fund	Multi–Asset Income Fund
Investment income:
Dividends received from Underlying Funds	$45,201,772	$24,580,482	$46,342,047
Interest and other	19,744	6,553	8,665
Total investment income	45,221,516	24,587,035	46,350,712
Expenses:
Management fee	1,724,271	1,032,888	1,585,012
12b-1 distribution plan-Class A	3,308,968	1,876,778	1,936,372
12b-1 distribution plan-Class B	6,666	4,692	1,434
12b-1 distribution plan-Class C	2,746,792	1,708,032	4,749,697
12b-1 distribution plan-Class F	55,510	39,742	253,492
12b-1 distribution plan-Class P	2,924	–	–
12b-1 distribution plan-Class R2	2,307	197	733
12b-1 distribution plan-Class R3	160,114	135,138	92,404
12b-1 distribution plan-Class R4	11,721	8,524	3,585
12b-1 distribution plan-Class T	17	–	17
Shareholder servicing	1,546,346	1,049,611	1,150,861
Fund administration	689,708	413,155	634,005
Registration	222,801	229,247	219,989
Reports to shareholders	138,043	72,889	122,513
Trustees’ fees	57,312	34,567	52,576
Professional	47,046	34,179	45,391
Custody	33,178	34,541	34,349
Other	37,108	18,624	32,824
Gross expenses	10,790,832	6,692,804	10,915,254
Expense reductions (See Note 9)	(35,203)	(23,831)	(32,544)
Net expenses	10,755,629	6,668,973	10,882,710
Net investment income	34,465,887	17,918,062	35,468,002
Net realized and unrealized gain (loss:)
Capital gain distributions received from Underlying Funds	50,465,514	39,583,635	28,351,878
Net realized gain on investments in Underlying Funds	34,189,217	33,021,292	15,848,672
Net realized loss on futures contracts	(14,466,739)	(8,306,372)	(10,882,696)
Net realized loss on foreign currency exchange contracts	(7,018,038)	(5,302,702)	(6,356,722)
Net realized loss on swap contracts	(2,769,836)	(1,533,561)	(2,513,926)
Net realized loss on foreign currency related transactions	(229,167)	(185,918)	(214,251)
Net change in unrealized appreciation/depreciation in Underlying Funds	(133,723,764)	(110,205,745)	(93,450,750)
Net change in unrealized appreciation/depreciation on futures contracts	2,105,088	1,307,155	3,663,943
Net change in unrealized appreciation/depreciation on foreign currency exchange contracts	1,283,922	952,112	1,164,855
Net change in unrealized appreciation/depreciation on swap contracts	1,139,985	631,172	1,034,660
Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies	(42)	(24)	(39)
Net realized and unrealized loss	(69,023,860)	(50,038,956)	(63,354,376)
Net Decrease in Net Assets Resulting From Operations	$(34,557,973)	$(32,120,894)	$(27,886,374)

28	See Notes to Financial Statements.

Statements of Changes in Net Assets

	Multi–Asset Balanced Opportunity Fund
DECREASE IN NET ASSETS	For the Year Ended November 30, 2018	For the Year Ended November 30, 2017
Operations:
Net investment income	$34,465,887	$50,318,876
Capital gain distributions received from Underlying Funds	50,465,514	44,508,716
Net realized loss on futures contracts, forward currency exchange contracts, swaps and foreign currency related transactions	(24,483,780)	(3,511,380)
Net realized gain on investments in Underlying Funds	34,189,217	28,753,984
Net change in unrealized appreciation/depreciation on investments in Underlying Funds	(133,723,764)	86,584,853
Net change in unrealized appreciation/depreciation on futures contracts, forward currency exchange contracts, swaps and translation of assets and liabilities denominated in foreign currencies	4,528,953	(580,215)
Net increase (decrease) in net assets resulting from operations	(34,557,973)	206,074,834
Distributions to shareholders from:(1)
Class A	(74,517,433)	(40,673,329)
Class B	(118,630)	(175,409)
Class C	(14,366,092)	(7,343,005)
Class F	(3,381,032)	(2,025,497)
Class F3	(635)	(177)
Class I	(979,609)	(300,919)
Class P	(34,549)	(19,281)
Class R2	(22,157)	(14,491)
Class R3	(1,725,025)	(975,275)
Class R4	(189,965)	(30,818)
Class R5	(6,048)	(2,062)
Class R6	(467,527)	(105,240)
Class T	(471)	(96)
Total distributions to shareholders	(95,809,173)	(51,665,599)
Capital share transactions (Net of share conversions) (See Note 14):
Net proceeds from sales of shares	175,782,322	390,159,125
Reinvestment of distributions	93,181,328	49,844,483
Cost of shares reacquired	(445,461,357)	(664,534,013)
Net decrease in net assets resulting from capital share transactions	(176,497,707)	(224,530,405)
Net decrease in net assets	(306,864,853)	(70,121,170)
NET ASSETS:
Beginning of year	$1,844,965,918	$1,915,087,088
End of year	$1,538,101,065	$1,844,965,918
Undistributed net investment income(2)	$–	$–

(1)	The SEC eliminated the requirement to disclose the source of distributions paid in 2018. For the year ended November 30, 2017, the source of distributions represents net investment income.
(2)	The SEC eliminated the requirement to disclose undistributed (distributions in excess of) net investment income in 2018. For the year ended November 30, 2017, the undistributed net investment income was $25,163,143.

See Notes to Financial Statements.	29

Statements of Changes in Net Assets (continued)

	Multi-Asset Growth Fund
INCREASE (DECREASE) IN NET ASSETS	For the Year Ended November 30, 2018	For the Year Ended November 30, 2017
Operations:
Net investment income	$17,918,062	$22,921,423
Capital gain distributions received from Underlying Funds	39,583,635	29,235,083
Net realized loss on futures contracts, forward currency exchange contracts, swaps and foreign currency related transactions	(15,328,553)	(1,441,855)
Net realized gain on investments in Underlying Funds	33,021,292	19,459,652
Net change in unrealized appreciation/depreciation on investments in Underlying Funds	(110,205,745)	55,058,910
Net change in unrealized appreciation/depreciation on futures contracts, forward currency exchange contracts, swaps and translation of assets and liabilities denominated in foreign currencies	2,890,415	(259,374)
Net increase (decrease) in net assets resulting from operations	(32,120,894)	124,973,839
Distributions to shareholders from:(1)
Class A	(48,910,364)	(20,002,444)
Class B	(121,325)	(118,322)
Class C	(10,629,014)	(3,754,639)
Class F	(2,686,706)	(1,190,227)
Class F3	(1,642)	(203)
Class I	(1,487,365)	(311,799)
Class P	–	(44)
Class R2	(2,015)	(3,299)
Class R3	(1,668,489)	(656,035)
Class R4	(157,993)	(14,055)
Class R5	(841)	(307)
Class R6	(405,706)	(55,372)
Total distributions to shareholders	(66,071,460)	(26,106,746)
Capital share transactions (Net of share conversions) (See Note 14):
Net proceeds from sales of shares	107,460,881	238,120,601
Net proceeds from reorganizations (See Note 15)	222,766,548	–
Reinvestment of distributions	63,958,574	25,074,827
Cost of shares reacquired	(256,197,539)	(413,311,983)
Net increase (decrease) in net assets resulting from capital share transactions	137,988,464	(150,116,555)
Net increase (decrease) in net assets	39,796,110	(51,249,462)
NET ASSETS:
Beginning of year	$1,021,898,717	$1,073,148,179
End of year	$1,061,694,827	$1,021,898,717
Undistributed net investment income(2)	$–	$–

(1)	The SEC eliminated the requirement to disclose the source of distributions paid in 2018. For the year ended November 30, 2017, the source of distributions represents net investment income.
(2)	The SEC eliminated the requirement to disclose undistributed (distributions in excess of) net investment income in 2018. For the year ended November 30, 2017, the undistributed net investment income was $21,329,702.

30	See Notes to Financial Statements.

Statements of Changes in Net Assets (concluded)

	Multi-Asset Income Fund
DECREASE IN NET ASSETS	For the Year Ended November 30, 2018	For the Year Ended November 30, 2017
Operations:
Net investment income	$35,468,002	$52,458,141
Capital gain distributions received from Underlying Funds	28,351,878	21,033,155
Net realized loss on futures contracts, forward currency exchange contracts, swaps and foreign currency related transactions	(19,967,595)	(3,185,844)
Net realized gain (loss) on investments in Underlying Funds	15,848,672	(27,431,777)
Net change in unrealized appreciation/depreciation on investments in Underlying Funds	(93,450,750)	120,182,487
Net change in unrealized appreciation/depreciation on futures contracts, forward currency exchange contracts, swaps and translation of assets and liabilities denominated in foreign currencies	5,863,419	(2,089,654)
Net increase (decrease) in net assets resulting from operations	(27,886,374)	160,966,508
Distributions to shareholders from:(1)
Class A	(25,016,753)	(26,533,196)
Class B	(8,124)	(49,087)
Class C	(11,758,447)	(13,560,127)
Class F	(8,526,758)	(9,880,322)
Class F3	(138,875)	(45,414)
Class I	(1,927,245)	(503,088)
Class R2	(3,360)	(3,931)
Class R3	(562,698)	(572,532)
Class R4	(39,747)	(9,210)
Class R5	(897)	(567)
Class R6	(76,017)	(18,031)
Class T	(243)	(86)
Total distributions to shareholders	(48,059,164)	(51,175,591)
Capital share transactions (Net of share conversions) (See Note 14):
Net proceeds from sales of shares	229,284,720	359,612,213
Reinvestment of distributions	44,326,813	46,460,865
Cost of shares reacquired	(421,833,888)	(612,511,253)
Net decrease in net assets resulting from capital share transactions	(148,222,355)	(206,438,175)
Net decrease in net assets	(224,167,893)	(96,647,258)
NET ASSETS:
Beginning of year	$1,660,343,302	$1,756,990,560
End of year	$1,436,175,409	$1,660,343,302
Undistributed net investment income(2)	$–	$–

(1)	The SEC eliminated the requirement to disclose the source of distributions paid in 2018. For the year ended November 30, 2017, the source of distributions represents net investment income.
(2)	The SEC eliminated the requirement to disclose undistributed (distributions in excess of) net investment income in 2018. For the year ended November 30, 2017, the undistributed net investment income was $12,551,727.

See Notes to Financial Statements.	31

Financial Highlights

MULTI-ASSET BALANCED OPPORTUNITY FUND

		Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest– ment income(b)	Net realized and unrealized gain (loss)	Total from invest– ment opera– tions	Net investment income	Net realized gain	Total distri– butions
Class A
11/30/2018	$12.19	$0.25	$(0.50)	$(0.25)	$(0.42)	$(0.24)	$(0.66)
11/30/2017	11.23	0.33	0.97	1.30	(0.34)	–	(0.34)
11/30/2016	11.29	0.35	0.42	0.77	(0.38)	(0.45)	(0.83)
11/30/2015	12.87	0.34	(0.83)	(0.49)	(0.60)	(0.49)	(1.09)
11/30/2014	12.43	0.36	0.66	1.02	(0.58)	–	(0.58)
Class C
11/30/2018	12.12	0.16	(0.49)	(0.33)	(0.33)	(0.24)	(0.57)
11/30/2017	11.16	0.24	0.97	1.21	(0.25)	–	(0.25)
11/30/2016	11.23	0.27	0.41	0.68	(0.30)	(0.45)	(0.75)
11/30/2015	12.81	0.25	(0.83)	(0.58)	(0.51)	(0.49)	(1.00)
11/30/2014	12.38	0.27	0.65	0.92	(0.49)	–	(0.49)
Class F
11/30/2018	12.18	0.27	(0.49)	(0.22)	(0.44)	(0.24)	(0.68)
11/30/2017	11.22	0.36	0.99	1.32	(0.36)	–	(0.36)
11/30/2016	11.28	0.36	0.42	0.78	(0.39)	(0.45)	(0.84)
11/30/2015	12.86	0.35	(0.82)	(0.47)	(0.62)	(0.49)	(1.11)
11/30/2014	12.42	0.38	0.66	1.04	(0.60)	–	(0.60)
Class F3
11/30/2018	12.19	0.28	(0.49)	(0.21)	(0.45)	(0.24)	(0.69)
4/4/2017 to 11/30/2017(d)	11.62	0.21	0.56	0.77	(0.20)	–	(0.20)
Class I
11/30/2018	12.19	0.28	(0.50)	(0.22)	(0.45)	(0.24)	(0.69)
11/30/2017	11.22	0.45	0.89	1.34	(0.37)	–	(0.37)
11/30/2016	11.29	0.40	0.38	0.78	(0.40)	(0.45)	(0.85)
11/30/2015	12.86	0.37	(0.82)	(0.45)	(0.63)	(0.49)	(1.12)
11/30/2014	12.43	0.39	0.65	1.04	(0.61)	–	(0.61)
Class P
11/30/2018	12.14	0.22	(0.49)	(0.27)	(0.40)	(0.24)	(0.64)
11/30/2017	11.18	0.31	0.97	1.28	(0.32)	–	(0.32)
11/30/2016	11.25	0.33	0.41	0.74	(0.36)	(0.45)	(0.81)
11/30/2015	12.82	0.31	(0.81)	(0.50)	(0.58)	(0.49)	(1.07)
11/30/2014	12.39	0.33	0.65	0.98	(0.55)	–	(0.55)
Class R2
11/30/2018	12.43	0.22	(0.51)	(0.29)	(0.38)	(0.24)	(0.62)
11/30/2017	11.44	0.29	0.99	1.28	(0.29)	–	(0.29)
11/30/2016	11.49	0.31	0.42	0.73	(0.33)	(0.45)	(0.78)
11/30/2015	13.07	0.31	(0.84)	(0.53)	(0.56)	(0.49)	(1.05)
11/30/2014	12.62	0.31	0.67	0.98	(0.53)	–	(0.53)

32	See Notes to Financial Statements.

		Ratios to Average Net Assets:(a)						Supplemental Data:
Net asset value, end of period	Total return(c) (%)	Total expenses after waivers and/or reimburse– ments (%)		Total expenses (%)		Net invest– ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$11.28	(2.18)	0.51		0.51		2.12		$1,214,155	31
12.19	11.73	0.50		0.51		2.82		1,398,075	47
11.23	7.38	0.37		0.51		3.26		1,431,255	25
11.29	(4.13)	0.35		0.49		2.84		1,569,728	18
12.87	8.43	0.34		0.49		2.85		1,526,897	45

11.22	(2.85)	1.26		1.26		1.35		223,823	31
12.12	10.96	1.24		1.26		2.08		318,697	47
11.16	6.53	1.12		1.26		2.52		360,065	25
11.23	(4.84)	1.09		1.24		2.10		420,030	18
12.81	7.61	1.08		1.23		2.12		375,528	45

11.28	(1.95)	0.36		0.36		2.27		46,998	31
12.18	11.91	0.35		0.36		2.84		63,871	47
11.22	7.54	0.22		0.36		3.43		57,153	25
11.28	(3.99)	0.20		0.34		2.98		80,192	18
12.86	8.59	0.19		0.34		3.00		74,135	45

11.29	(1.83)	0.22		0.22		2.38		10	31
12.19	6.72 (e)	0.21	(f)	0.21	(f)	2.68	(f)	11	47

11.28	(1.93)	0.26		0.26		2.38		14,440	31
12.19	12.10	0.24		0.26		3.81		17,835	47
11.22	7.55	0.12		0.26		3.76		10,925	25
11.29	(3.82)	0.10		0.24		3.11		31,536	18
12.86	8.61	0.09		0.24		3.10		35,247	45

11.23	(2.38)	0.71		0.71		1.85		512	31
12.14	11.56	0.70		0.71		2.65		664	47
11.18	7.10	0.57		0.71		3.08		839	25
11.25	(4.26)	0.55		0.69		2.64		998	18
12.82	8.15	0.54		0.69		2.66		1,286	45

11.52	(2.49)	0.86		0.86		1.83		360	31
12.43	11.37	0.85		0.86		2.44		465	47
11.44	6.93	0.73		0.87		2.86		660	25
11.49	(4.41)	0.70		0.84		2.56		1,158	18
13.07	7.99	0.69		0.84		2.44		1,421	45

See Notes to Financial Statements.	33

Financial Highlights (concluded)

MULTI-ASSET BALANCED OPPORTUNITY FUND

		Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest– ment income(b)	Net realized and unrealized gain (loss)	Total from invest– ment opera- tions	Net investment income	Net realized gain	Total distri– butions
Class R3
11/30/2018	$12.16	$0.22	$(0.49)	$(0.27)	$(0.39)	$(0.24)	$(0.63)
11/30/2017	11.20	0.31	0.96	1.27	(0.31)	–	(0.31)
11/30/2016	11.27	0.33	0.40	0.73	(0.35)	(0.45)	(0.80)
11/30/2015	12.84	0.31	(0.82)	(0.51)	(0.57)	(0.49)	(1.06)
11/30/2014	12.41	0.31	0.65	0.96	(0.55)	–	(0.55)
Class R4
11/30/2018	12.19	0.24	(0.48)	(0.24)	(0.42)	(0.24)	(0.66)
11/30/2017	11.23	0.32	0.98	1.30	(0.34)	–	(0.34)
11/30/2016	11.29	0.36	0.41	0.77	(0.38)	(0.45)	(0.83)
6/30/2015 to 11/30/2015(g)	11.97	0.13	(0.68)	(0.55)	(0.13)	–	(0.13)
Class R5
11/30/2018	12.20	0.29	(0.50)	(0.21)	(0.45)	(0.24)	(0.69)
11/30/2017	11.24	0.33	1.00	1.33	(0.37)	–	(0.37)
11/30/2016	11.29	0.24	0.56	0.80	(0.40)	(0.45)	(0.85)
6/30/2015 to 11/30/2015(g)	11.97	0.15	(0.69)	(0.54)	(0.14)	–	(0.14)
Class R6
11/30/2018	12.19	0.24	(0.45)	(0.21)	(0.45)	(0.24)	(0.69)
11/30/2017	11.22	0.33	1.01	1.34	(0.37)	–	(0.37)
11/30/2016	11.29	0.39	0.40	0.79	(0.41)	(0.45)	(0.86)
6/30/2015 to 11/30/2015(g)	11.97	0.15	(0.69)	(0.54)	(0.14)	–	(0.14)

(a)	Does not include expenses of the Underlying Funds in which the Fund invests.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(d)	Commenced on April 4, 2017.
(e)	Not annualized.
(f)	Annualized.
(g)	Commenced on June 30, 2015.

34	See Notes to Financial Statements.

			Ratios to Average Net Assets:(a)						Supplemental Data:
Net asset value, end of period	Total return(c) (%)		Total expenses after waivers and/or reimburse– ments (%)		Total expenses (%)		Net invest– ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$11.26	(2.34)		0.76		0.76		1.84		$27,258	31
12.16	11.49		0.73		0.74		2.63		33,772	47
11.20	7.05		0.61		0.75		3.04		41,447	25
11.27	(4.28)		0.59		0.73		2.59		38,972	18
12.82	8.09		0.59		0.74		2.60		36,157	45

11.29	(2.17)		0.51		0.51		2.07		4,971	31
12.19	11.77		0.49		0.49		2.73		2,474	47
11.23	7.39		0.37		0.51		3.32		82	25
11.29	(4.60	)(e)	0.34	(f)	0.50	(f)	2.79	(f)	10	18

11.30	(1.85)		0.26		0.26		2.45		121	31
12.20	11.99		0.24		0.25		2.77		102	47
11.24	7.69		0.13		0.27		2.27		12	25
11.29	(4.50	)(e)	0.09	(f)	0.25	(f)	3.03	(f)	10	18

11.29	(1.83)		0.18		0.18		2.01		5,451	31
12.19	12.13		0.18		0.18		2.77		5,587	47
11.22	7.58		0.12		0.17		3.54		28	25
11.29	(4.50	)(e)	0.08	(f)	0.15	(f)	3.04	(f)	10	18

See Notes to Financial Statements.	35

Financial Highlights

MULTI-ASSET GROWTH FUND

		Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest– ment income(b)	Net realized and Unrealized gain (loss)	Total from invest– ment opera– tions	Net investment income	Net realized gain	Total distri– butions
Class A
11/30/2018	$18.42	$0.32	$(0.77)	$(0.45)	$(0.61)	$(0.59)	$(1.20)
11/30/2017	16.75	0.41	1.71	2.12	(0.45)	–	(0.45)
11/30/2016	16.84	0.47	0.71	1.18	(0.52)	(0.75)	(1.27)
11/30/2015	19.46	0.47	(1.06)	(0.59)	(0.81)	(1.22)	(2.03)
11/30/2014	19.02	0.53	1.27	1.80	(0.81)	(0.55)	(1.36)
Class C
11/30/2018	18.23	0.19	(0.76)	(0.57)	(0.48)	(0.59)	(1.07)
11/30/2017	16.59	0.28	1.68	1.96	(0.32)	–	(0.32)
11/30/2016	16.69	0.34	0.72	1.06	(0.41)	(0.75)	(1.16)
11/30/2015	19.30	0.34	(1.04)	(0.70)	(0.69)	(1.22)	(1.91)
11/30/2014	18.89	0.39	1.24	1.63	(0.67)	(0.55)	(1.22)
Class F
11/30/2018	18.41	0.35	(0.76)	(0.41)	(0.64)	(0.59)	(1.23)
11/30/2017	16.75	0.42	1.72	2.14	(0.48)	–	(0.48)
11/30/2016	16.83	0.48	0.74	1.22	(0.55)	(0.75)	(1.30)
11/30/2015	19.45	0.49	(1.05)	(0.56)	(0.84)	(1.22)	(2.06)
11/30/2014	19.02	0.56	1.26	1.82	(0.84)	(0.55)	(1.39)
Class F3
11/30/2018	18.53	0.39	(0.77)	(0.38)	(0.66)	(0.59)	(1.25)
4/4/2017 to 11/30/2017(d)	17.35	0.31	1.03	1.34	(0.16)	–	(0.16)
Class I
11/30/2018	18.52	0.37	(0.78)	(0.41)	(0.66)	(0.59)	(1.25)
11/30/2017	16.84	0.50	1.68	2.18	(0.50)	–	(0.50)
11/30/2016	16.92	0.51	0.72	1.23	(0.56)	(0.75)	(1.31)
11/30/2015	19.54	0.52	(1.06)	(0.54)	(0.86)	(1.22)	(2.08)
11/30/2014	19.10	0.58	1.26	1.84	(0.85)	(0.55)	(1.40)
Class R2
11/30/2018	18.81	0.27	(0.79)	(0.52)	(0.55)	(0.59)	(1.14)
11/30/2017	17.07	0.31	1.78	2.09	(0.35)	–	(0.35)
11/30/2016	17.11	0.45	0.70	1.15	(0.44)	(0.75)	(1.19)
11/30/2015	19.74	0.42	(1.08)	(0.66)	(0.75)	(1.22)	(1.97)
11/30/2014	19.27	0.46	1.30	1.76	(0.74)	(0.55)	(1.29)
Class R3
11/30/2018	18.36	0.28	(0.77)	(0.49)	(0.57)	(0.59)	(1.16)
11/30/2017	16.70	0.37	1.70	2.07	(0.41)	–	(0.41)
11/30/2016	16.79	0.43	0.72	1.15	(0.49)	(0.75)	(1.24)
11/30/2015	19.41	0.43	(1.06)	(0.63)	(0.77)	(1.22)	(1.99)
11/30/2014	18.98	0.48	1.26	1.74	(0.76)	(0.55)	(1.31)

36	See Notes to Financial Statements.

		Ratios to Average Net Assets:(a)						Supplemental Data:
Net asset value, end of period	Total return(c) (%)	Total expenses after waivers and/or reimburse– ments (%)		Total expenses (%)		Net invest– ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$16.77	(2.61)	0.53		0.53		1.86		$779,488	32	(h)
18.42	12.89	0.52		0.53		2.34		744,029	39
16.75	7.80	0.37		0.54		2.96		780,671	21
16.84	(3.31)	0.35		0.51		2.67		855,234	18
19.46	9.98	0.34		0.52		2.79		834,090	38

16.59	(3.34)	1.28		1.28		1.07		159,526	32	(h)
18.23	11.98	1.26		1.28		1.59		182,142	39
16.59	7.00	1.12		1.29		2.21		205,600	21
16.69	(3.99)	1.09		1.26		1.94		241,107	18
19.30	9.11	1.08		1.25		2.07		211,947	38

16.77	(2.41)	0.38		0.38		2.00		39,381	32	(h)
18.41	13.00	0.37		0.38		2.39		39,865	39
16.75	8.02	0.22		0.39		3.08		38,176	21
16.83	(3.17)	0.20		0.37		2.79		64,171	18
19.45	10.11	0.19		0.37		2.95		54,699	38

16.90	(2.22)	0.21		0.21		2.21		33	32	(h)
18.53	7.77 (e)	0.24	(f)	0.24	(f)	2.59	(f)	24	39

16.86	(2.41)	0.28		0.28		2.12		35,051	32	(h)
18.52	13.16	0.27		0.28		2.85		20,768	39
16.84	8.09	0.12		0.29		3.23		11,219	21
16.92	(3.06)	0.10		0.26		2.91		13,750	18
19.54	10.21	0.09		0.27		3.08		13,991	38

17.15	(2.97)	0.88		0.88		1.52		36	32	(h)
18.81	12.43	0.87		0.88		1.74		33	39
17.07	7.44	0.72		0.89		2.81		155	21
17.11	(3.67)	0.70		0.86		2.33		247	18
19.74	9.63	0.69		0.87		2.43		288	38

16.71	(2.86)	0.78		0.78		1.63		29,931	32	(h)
18.36	12.60	0.74		0.76		2.13		25,946	39
16.70	7.58	0.61		0.78		2.75		28,791	21
16.79	(3.55)	0.59		0.75		2.44		27,022	18
19.41	9.70	0.58		0.76		2.56		23,344	38

See Notes to Financial Statements.	37

Financial Highlights (concluded)

MULTI-ASSET GROWTH FUND

		Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest– ment income(b)	Net realized and unrealized gain (loss)	Total from invest– ment opera- tions	Net investment income	Net realized gain	Total distri– butions
Class R4
11/30/2018	$18.40	$0.32	$(0.77)	$(0.45)	$(0.62)	$(0.59)	$(1.21)
11/30/2017	16.75	0.42	1.69	2.11	(0.46)	–	(0.46)
11/30/2016	16.84	0.48	0.71	1.19	(0.53)	(0.75)	(1.28)
6/30/2015 to 11/30/2015(g)	17.67	0.20	(0.95)	(0.75)	(0.08)	–	(0.08)
Class R5
11/30/2018	18.53	0.38	(0.79)	(0.41)	(0.66)	(0.59)	(1.25)
11/30/2017	16.85	0.46	1.71	2.17	(0.49)	–	(0.49)
11/30/2016	16.93	0.52	0.71	1.23	(0.56)	(0.75)	(1.31)
6/30/2015 to 11/30/2015(g)	17.75	0.21	(0.94)	(0.73)	(0.09)	–	(0.09)
Class R6
11/30/2018	18.54	0.36	(0.75)	(0.39)	(0.66)	(0.59)	(1.25)
11/30/2017	16.84	0.46	1.74	2.20	(0.50)	–	(0.50)
11/30/2016	16.93	0.58	0.65	1.23	(0.57)	(0.75)	(1.32)
6/30/2015 to 11/30/2015(g)	17.75	0.21	(0.94)	(0.73)	(0.09)	–	(0.09)

(a)	Does not include expenses of the Underlying Funds in which the Fund invests.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(d)	Commenced on April 4, 2017.
(e)	Not annualized.
(f)	Annualized.
(g)	Commenced on June 30, 2015.
(h)	Excludes purchases and sales of securities in connection with the acquisition of Lord Abbett Multi-Asset Focused Growth Fund on July 13, 2018.

38	See Notes to Financial Statements.

			Ratios to Average Net Assets:(a)						Supplemental Data:
Net asset value, end of period	Total return(c) (%)		Total expenses after waivers and/or reimburse– ments (%)		Total expenses (%)		Net invest– ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$16.74	(2.64)		0.53		0.53		1.86		$4,473	32	(h)
18.40	12.85		0.51		0.52		2.38		2,009	39
16.75	7.86		0.37		0.54		3.06		118	21
16.84	(4.25	)(e)	0.33	(f)	0.52	(f)	2.83	(f)	10	18

16.87	(2.42)		0.27		0.27		2.18		23	32	(h)
18.53	13.15		0.25		0.27		2.60		12	39
16.85	8.09		0.11		0.28		3.26		10	21
16.93	(4.11	)(e)	0.08	(f)	0.27	(f)	2.99	(f)	10	18

16.90	(2.27)		0.19		0.19		2.08		13,752	32	(h)
18.54	13.31		0.19		0.19		2.57		4,801	39
16.84	8.06		0.13		0.18		3.55		175	21
16.93	(4.11	)(e)	0.07	(f)	0.14	(f)	3.00	(f)	10	18

See Notes to Financial Statements.	39

Financial Highlights

MULTI-ASSET INCOME FUND

		Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest– ment income(b)	Net realized and unrealized gain (loss)	Total from invest– ment opera– tions	Net investment income	Net realized gain	Total distri– butions
Class A
11/30/2018	$15.08	$0.36	$(0.62)	$(0.26)	$(0.48)	$ –	$(0.48)
11/30/2017	14.14	0.48	0.93	1.41	(0.47)	–	(0.47)
11/30/2016	14.24	0.56	0.25	0.81	(0.55)	(0.36)	(0.91)
11/30/2015	15.78	0.55	(0.98)	(0.43)	(0.75)	(0.36)	(1.11)
11/30/2014	15.99	0.56	0.31	0.87	(0.74)	(0.34)	(1.08)
Class C
11/30/2018	15.29	0.26	(0.63)	(0.37)	(0.37)	–	(0.37)
11/30/2017	14.34	0.38	0.93	1.31	(0.36)	–	(0.36)
11/30/2016	14.42	0.47	0.26	0.73	(0.45)	(0.36)	(0.81)
11/30/2015	15.97	0.45	(1.00)	(0.55)	(0.64)	(0.36)	(1.00)
11/30/2014	16.17	0.45	0.31	0.76	(0.62)	(0.34)	(0.96)
Class F
11/30/2018	15.08	0.38	(0.62)	(0.24)	(0.50)	–	(0.50)
11/30/2017	14.14	0.50	0.93	1.43	(0.49)	–	(0.49)
11/30/2016	14.23	0.59	0.25	0.84	(0.57)	(0.36)	(0.93)
11/30/2015	15.78	0.58	(1.00)	(0.42)	(0.77)	(0.36)	(1.13)
11/30/2014	15.98	0.58	0.32	0.90	(0.76)	(0.34)	(1.10)
Class F3
11/30/2018	15.00	0.40	(0.61)	(0.21)	(0.52)	–	(0.52)
4/4/2017 to 11/30/2017(d)	14.42	0.29	0.56	0.85	(0.27)	–	(0.27)
Class I
11/30/2018	14.99	0.40	(0.61)	(0.21)	(0.52)	–	(0.52)
11/30/2017	14.07	0.54	0.89	1.43	(0.51)	–	(0.51)
11/30/2016	14.17	0.59	0.26	0.85	(0.59)	(0.36)	(0.95)
11/30/2015	15.71	0.59	(0.99)	(0.40)	(0.78)	(0.36)	(1.14)
11/30/2014	15.92	0.59	0.31	0.90	(0.77)	(0.34)	(1.11)
Class R2
11/30/2018	15.47	0.32	(0.63)	(0.31)	(0.43)	–	(0.43)
11/30/2017	14.50	0.45	0.94	1.39	(0.42)	–	(0.42)
11/30/2016	14.57	0.55	0.24	0.79	(0.50)	(0.36)	(0.86)
11/30/2015	16.12	0.52	(1.02)	(0.50)	(0.69)	(0.36)	(1.05)
11/30/2014	16.31	0.52	0.31	0.83	(0.68)	(0.34)	(1.02)
Class R3
11/30/2018	15.08	0.33	(0.63)	(0.30)	(0.44)	–	(0.44)
11/30/2017	14.14	0.44	0.94	1.38	(0.44)	–	(0.44)
11/30/2016	14.24	0.53	0.25	0.78	(0.52)	(0.36)	(0.88)
11/30/2015	15.79	0.51	(0.99)	(0.48)	(0.71)	(0.36)	(1.07)
11/30/2014	15.99	0.52	0.32	0.84	(0.70)	(0.34)	(1.04)

40	See Notes to Financial Statements.

		Ratios to Average Net Assets:(a)						Supplemental Data:
Net asset value, end of period	Total return(c) (%)	Total expenses after waivers and/or reimburse– ments (%)		Total expenses (%)		Net invest– ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$14.34	(1.79)	0.50		0.50		2.43		$ 716,679	41
15.08	10.15	0.48		0.49		3.30		799,727	55
14.14	6.09	0.37		0.49		4.11		849,321	26
14.24	(2.90)	0.35		0.47		3.71		1,023,100	26
15.78	5.62	0.34		0.47		3.55		1,108,030	43

14.55	(2.51)	1.25		1.25		1.69		410,332	41
15.29	9.25	1.23		1.24		2.57		518,727	55
14.34	5.36	1.12		1.24		3.37		594,759	26
14.42	(3.64)	1.10		1.22		2.95		750,006	26
15.97	4.86	1.09		1.22		2.80		758,668	43

14.34	(1.64)	0.35		0.35		2.57		227,804	41
15.08	10.32	0.33		0.34		3.39		259,296	55
14.14	6.32	0.22		0.34		4.31		279,182	26
14.23	(2.82)	0.20		0.32		3.86		454,281	26
15.78	5.83	0.19		0.32		3.68		616,791	43

14.27	(1.47)	0.18		0.18		2.70		4,077	41
15.00	5.96 (e)	0.18	(f)	0.18	(f)	2.99	(f)	3,519	55

14.26	(1.48)	0.25		0.25		2.70		54,171	41
14.99	10.34	0.22		0.23		3.70		56,927	55
14.07	6.39	0.12		0.24		4.35		11,508	26
14.17	(2.67)	0.10		0.22		3.95		15,684	26
15.71	5.90	0.09		0.23		3.75		21,656	43

14.73	(2.09)	0.84		0.84		2.08		122	41
15.47	9.70	0.83		0.84		3.02		118	55
14.50	5.76	0.72		0.84		4.04		155	26
14.57	(3.24)	0.70		0.82		3.38		762	26
16.12	5.26	0.69		0.82		3.21		755	43

14.34	(2.03)	0.74		0.74		2.20		18,400	41
15.08	9.88	0.73		0.74		3.03		19,564	55
14.14	5.84	0.62		0.74		3.84		18,982	26
14.24	(3.19)	0.60		0.72		3.45		17,193	26
15.79	5.43	0.59		0.72		3.31		12,578	43

See Notes to Financial Statements.	41

Financial Highlights (concluded)

MULTI-ASSET INCOME FUND

		Per Share Operating Performance:
					Distributions to
		Investment operations:			shareholders from:
				Total
			Net	from
	Net asset	Net	realized	invest–
	value,	invest–	and	ment	Net	Net	Total
	beginning	ment	unrealized	opera–	investment	realized	distri–
	of period	income(b)	gain (loss)	tions	income	gain	butions
Class R4
11/30/2018	$15.08	$0.34	$(0.60)	$(0.26)	$(0.48)	$–	$(0.48)
11/30/2017	14.15	0.40	1.01	1.41	(0.48)	–	(0.48)
11/30/2016	14.24	0.56	0.26	0.82	(0.55)	(0.36)	(0.91)
6/30/2015 to 11/30/2015(g)	14.98	0.21	(0.75)	(0.54)	(0.20)	–	(0.20)
Class R5
11/30/2018	14.99	0.39	(0.60)	(0.21)	(0.52)	–	(0.52)
11/30/2017	14.07	0.48	0.95	1.43	(0.51)	–	(0.51)
11/30/2016	14.16	0.59	0.26	0.85	(0.58)	(0.36)	(0.94)
6/30/2015 to 11/30/2015(g)	14.90	0.22	(0.75)	(0.53)	(0.21)	–	(0.21)
Class R6
11/30/2018	15.00	0.38	(0.59)	(0.21)	(0.52)	–	(0.52)
11/30/2017	14.06	0.44	1.01	1.45	(0.51)	–	(0.51)
11/30/2016	14.16	0.59	0.26	0.85	(0.59)	(0.36)	(0.95)
6/30/2015 to 11/30/2015(g)	14.90	0.22	(0.75)	(0.53)	(0.21)	–	(0.21)

(a)	Does not include expenses of the Underlying Funds in which the Fund invests.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(d)	Commenced on April 4, 2017.
(e)	Not annualized.
(f)	Annualized.
(g)	Commenced on June 30, 2015.

42	See Notes to Financial Statements.

			Ratios to Average Net Assets:(a)				Supplemental Data:
			Total
			expenses
			after
Net			waivers			Net	Net
asset			and/or			invest–	assets,	Portfolio
value,	Total		reimburse–	Total		ment	end of	turnover
end of	return(c)		ments	expenses		income	period	rate
period	(%)		(%)	(%)		(%)	(000)	(%)

$14.34	(1.77)		0.49	0.49		2.31	$1,756	41
15.08	10.11		0.48	0.48		2.74	569	55
14.15	6.18		0.38	0.50		4.08	35	26
14.24	(3.62	)(e)	0.35 (f)	0.50	(f)	3.37 (f)	10	26

14.26	(1.55)		0.24	0.24		2.64	28	41
14.99	10.41		0.22	0.23		3.28	23	55
14.07	6.46		0.12	0.25		4.33	10	26
14.16	(3.54	)(e)	0.09 (f)	0.24	(f)	3.63 (f)	10	26

14.27	(1.47)		0.18	0.18		2.58	2,807	41
15.00	10.50		0.18	0.18		2.99	1,119	55
14.06	6.42		0.13	0.17		4.23	38	26
14.16	(3.53	)(e)	0.08 (f)	0.14	(f)	3.64 (f)	10	26

See Notes to Financial Statements.	43

Notes to Financial Statements

1.	ORGANIZATION

Lord Abbett Investment Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was organized as a Delaware statutory trust on August 16, 1993. The Trust consists of fifteen funds. This report covers the following three funds (separately, a “Fund” and collectively, the “Funds”) and their respective active share classes:

Funds	Classes
Lord Abbett Multi-Asset Balanced Opportunity Fund (“Multi Asset Balanced Opportunity Fund”)	A, C, F, F3, I, P, R2, R3, R4, R5 and R6
Lord Abbett Multi-Asset Growth Fund (“Multi-Asset Growth Fund”)	A, C, F, F3, I, R2, R3, R4, R5 and R6
Lord Abbett Multi-Asset Income Fund (“Multi-Asset Income Fund”)	A, C, F, F3, I, R2, R3, R4, R5 and R6

The Funds’ Class P shares are closed to substantially all new investors, with certain exceptions as set forth in the Funds’ prospectus. On April 25, 2018, the Funds’ remaining Class B shares converted to Class A Shares.

On July 13, 2018, Multi-Asset Growth Fund acquired the net assets of Lord Abbett Multi-Asset Focused Growth Fund (“Multi-Asset Focused Growth Fund”), which was another fund of the Trust. Refer to Note 15 Reorganization for additional information.

Multi-Asset Balanced Opportunity Fund’s investment objective is to seek current income and capital growth. Multi-Asset Growth Fund’s investment objective is to seek long-term capital appreciation and growth of income. Multi-Asset Income Fund’s investment objective is to seek a high level of current income. The Funds invest principally in other mutual funds (“Underlying Funds”) managed by Lord, Abbett & Co. LLC (“Lord Abbett”).

Each class of shares has different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class C, F, F3, I, P, R2, R3, R4, R5 and R6 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in each Fund’s prospectus); Class C shares redeemed before the first anniversary of purchase. Effective April 30, 2018, Class C shares will convert automatically into Class A shares on the 25th day of the month (or, if the 25th is not a business day, the next business day thereafter) following the tenth anniversary of the month on which the purchase order was accepted. The Funds no longer issue Class T shares for purchase.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. These Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies.

44

Notes to Financial Statements (continued)

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Funds’ Board of Trustees (the “Board”), Lord Abbett, the Funds’ investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Investments in the Underlying Funds are valued at their NAV each business day at the close of regular trading on the New York Stock Exchange, normally 4:00 p.m. Eastern time. Exchange traded futures contracts are valued at the last sales price in the market in which they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and ask prices is used. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Swaps are valued daily using independent pricing services or quotations from broker/dealers to the extent available.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and may employ techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)	Investment Income–Dividend income and capital gain distributions are recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other income on the Statements of Operations. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)	Income Taxes–It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s filed U.S. federal tax returns remains open for the fiscal years ended November 30, 2015 through November 30, 2018. The statutes of limitations on the Trust’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

45

Notes to Financial Statements (continued)

(e)	Expenses–Expenses incurred by the Trust that do not specifically relate to an individual fund are generally allocated to the Funds within the Trust on a pro rata basis by relative net assets. Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, B, C, F, P, R2, R3 and R4 shares bear their class-specific share of all expenses and fees relating to the Funds’ 12b-1 Distribution Plan.

(f)	Forward Foreign Currency Exchange Contracts–Each Fund may enter into forward foreign currency exchange contracts in order to reduce their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings, or gain or reduce exposure to foreign currency solely for investment purposes. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on foreign currency exchange contracts in each Fund’s Statement of Operations. The gain (loss) arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing of such contracts is included in Net realized loss on foreign currency exchange contracts in each Fund’s Statement of Operations.

(g)	Futures Contracts–Each Fund may purchase and sell futures contracts to manage cash, to adjust exposure to the direction of interest rates or as a substitute position in lieu of holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by a Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. Each Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain is recorded equal to the difference between the opening and closing value of the contract.

(h)	Credit Default Swaps–Each Fund may enter into credit default swap contracts. As a seller of a credit default swap contract (“seller of protection”), a Fund is required to pay the notional amount or other agreed-upon value of a referenced debt obligation to the counterparty in the event of a default by or other credit event involving the referenced issuer, obligation or index. In return, a Fund receives from the counterparty a periodic stream of payments over the term of the contract.

As a purchaser of a credit default swap contract (“buyer of protection”), a Fund would receive the notional amount or other agreed upon value of a referenced debt obligation from the counterparty in the event of default by or other credit event involving the referenced issuer, obligation or index. In return, a Fund would make periodic payments to the counterparty over the term of the contracts, provided no event of default has occurred.

These credit default swaps may have as a reference obligation corporate or sovereign issuers or credit indices. These credit indices are comprised of a basket of securities representing a particular sector of the market.

Credit default swaps are fair valued based upon quotations from counterparties, brokers or market-makers and the change in value, if any, is recorded as an unrealized appreciation or depreciation. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the

46

Notes to Financial Statements (continued)

Statements of Assets and Liabilities. For a credit default swap sold by a Fund, payment of the agreed-upon amount made by a Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation purchased/received. For a credit default swap purchased by a Fund, the agreed-upon amount received by a Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by a Fund.

Any upfront payments made or received upon entering a credit default swap contract would be amortized or accreted over the life of the swap and recorded as realized gains or losses. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the custodian bank or broker in accordance with the swap agreement. The value and credit rating of each credit default swap where the Fund is the seller of protection, are both measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Funds for the same referenced entity or entities.

Entering into credit default swaps involves credit and market risk. Such risks involve the possibility that there will be no liquid market for these agreements, that there may be unfavorable changes in interest rates, and that Lord Abbett does not correctly predict the creditworthiness of the issuers of the reference obligation on which the credit default swap is based.

(i)	Total Return Swaps–Each Fund may enter into total return swap agreements to obtain exposure to a security or market without owning such security or investing directly in that market. Each Fund may agree to make payments that are the equivalent of interest in exchange for the right to receive payments equivalent to any appreciation in the value of an underlying security, index or other asset, as well as receive payments equivalent to any distributions made on that asset, over the term of the swap. If the value of the asset underlying a total return swap declines over the term of the swap, each Fund also may be required to pay an amount equal to that decline in value to their counterparty.

(j)	Repurchase Agreements–Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

(k)	Fair Value Measurements-Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is

47

Notes to Financial Statements (continued)

used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk–for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of November 30, 2018 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the fiscal year then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Trust has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies each Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of each Fund’s investment portfolio.

The management fee is based on each Fund’s average daily net assets at an annual rate of .10%.

For the fiscal year ended November 30, 2018, the effective management fee, net of waivers, was based on each Fund’s average daily net assets at the following annualized rates:

Net Effective Management Fee
Multi-Asset Balanced Opportunity Fund	.10%
Multi-Asset Growth Fund	.10%
Multi-Asset Income Fund	.10%

In addition, Lord Abbett provides certain administrative services to each Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of each Fund’s average daily net assets.

48

Notes to Financial Statements (continued)

12b-1 Distribution Plan

Each Fund has adopted a distribution plan with respect to Class A, B, C, F, P, R2, R3, R4 and T shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The following annual rates have been authorized by the Board pursuant to the plan:

Fees*	Class A	Class B(1)	Class C	Class F(2)	Class P	Class R2	Class R3	Class R4	Class T(3)
Service	.25%	.25%	.25%	–	.25%	.25%	.25%	.25%	.25%
Distribution	–	.75%	.75%	.10%	.20%	.35%	.25%	–	–

*	The Funds may designate a portion of the aggregate fee as attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. (“FINRA”) sales charge limitations.
(1)	Class B closed April 25, 2018.
(2)	The Class F Share Rule 12b-1 fee may be designated as a service fee in limited circumstances as described in the Funds’ prospectus.
(3)	Class T closed on July 24, 2018.

Class F3, Class I, Class R5 and Class R6 shares do not have a distribution plan.

Commissions

Distributor received the following commissions on sales of shares of the Funds, after concessions were paid to authorized dealers, for the fiscal year ended November 30, 2018:

	Distributor Commissions	Dealers’ Concessions
Multi-Asset Balanced Opportunity Fund	$120,718	$786,476
Multi-Asset Growth Fund	67,122	456,929
Multi-Asset Income Fund	84,179	527,350

Distributor received the following amount of CDSCs for the fiscal year ended November 30, 2018:

	Class A	Class C
Multi-Asset Balanced Opportunity Fund	$ 9,624	$17,308
Multi-Asset Growth Fund	8,400	8,928
Multi-Asset Income Fund	22,081	21,425

One Trustee and certain of the Trust’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid monthly for Multi-Asset Balanced Opportunity Fund and Multi-Asset Income Fund; and declared and paid quarterly for Multi-Asset Growth Fund. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

49

Notes to Financial Statements (continued)

The tax character of distributions paid during the fiscal year ended November 30, 2018 and fiscal year ended November 30, 2017 were as follows:

Multi–Asset Balanced Opportunity Fund
	Year Ended 11/30/2018	Year Ended 11/30/2017
Distributions paid from:
Ordinary income	59,811,556	51,665,599
Net long-term capital gains	35,997,617	–
Total distributions paid	$95,809,173	$51,665,599

	Multi–Asset Growth Fund		Multi–Asset Income Fund
	Year Ended 11/30/2018	Year Ended 11/30/2017	Year Ended 11/30/2018	Year Ended 11/30/2017
Distributions paid from:
Ordinary income	33,335,927	26,106,746	48,059,164	51,175,591
Net long-term capital gains	32,735,533	–	–	–
Total distributions paid	$66,071,460	$26,106,746	$48,059,164	$51,175,591

Subsequent to the Funds’ fiscal year ended November 30, 2018, distributions were paid on December 20, 2018 to shareholders of record on December 19, 2018. The approximate amounts were as follows:

	Net Investment Income	Net Short–Term Capital Gain	Net Long–Term Capital Gain
Multi-Asset Balanced Opportunity Fund	$21,773,000	$1,530,000	$44,351,000
Multi-Asset Growth Fund	16,960,000	506,000	45,506,000
Multi-Asset Income Fund	14,517,000	–	–

As of November 30, 2018, the components of accumulated gains on a tax-basis were as follows:

Multi–Asset Balanced Opportunity Fund
Undistributed ordinary income – net	$18,850,452
Undistributed long-term capital gains	44,160,151
Total undistributed earnings	63,010,603
Temporary differences	(273,400)
Unrealized losses – net	(78,118,253)
Total accumulated losses – net	$(15,381,050)

	Multi–Asset Growth Fund	Multi–Asset Income Fund
Undistributed ordinary income – net	$21,121,809	$9,272,836
Undistributed long-term capital gains	44,447,727	–
Total undistributed earnings	65,569,536	9,272,836
Capital loss carryforwards*	–	(114,069,297)
Temporary differences	(155,322)	(188,025)
Unrealized losses—net	(58,371,996)	(80,744,731)
Total accumulated gains (losses) – net	$7,042,218	$(185,729,217)

*	The capital losses will carryforward indefinitely.

50

Notes to Financial Statements (continued)

As of November 30, 2018, the aggregate unrealized security gains and losses on investments and other financial instruments based on cost for U.S. federal income tax purposes were as follows:

	Multi–Asset Balanced Opportunity Fund
Tax cost	$1,618,664,978
Gross unrealized gain	19,133,616
Gross unrealized loss	(97,251,869)
Net unrealized security loss	$(78,118,253)

	Multi–Asset Growth Fund	Multi–Asset Income Fund
Tax cost	$1,121,348,790	$1,520,814,982
Gross unrealized gain	11,456,380	15,280,011
Gross unrealized loss	(69,828,376)	(96,024,742)
Net unrealized security loss	$(58,371,996)	$(80,744,731)

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of foreign currency contracts, futures contracts, certain securities and wash sales.

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the fiscal year ended November 30, 2018 were as follows:

	Purchases	Sales
Multi-Asset Balanced Opportunity Fund	$528,820,939	$735,748,714
Multi-Asset Growth Fund	326,802,517	432,323,666
Multi-Asset Income Fund	646,463,125	795,395,840

There were no purchases or sales of U.S. Government securities for the fiscal year ended November 30, 2018.

6.	DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Multi-Asset Balanced Opportunity Fund, Multi-Asset Growth Fund and Multi-Asset Income Fund entered into forward foreign currency exchange contracts for the fiscal year ended November 30, 2018 (as described in note 2(f)). A forward foreign currency exchange contract reduces each Fund’s exposure to changes in the value of the currency it will deliver (or settle in cash) and increases its exposure to changes in the value of the currency it will receive (or settle in cash) for the duration of the contract. Each Fund’s use of forward foreign currency exchange contracts involves the risk that Lord Abbett will not accurately predict currency movements, and each Fund’s returns could be reduced as a result. Forward foreign currency exchange contracts are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. Each Fund’s risk of loss from counterparty credit risk is the unrealized appreciation on forward foreign currency exchange contracts.

Multi-Asset Balanced Opportunity Fund, Multi-Asset Growth Fund and Multi-Asset Income Fund entered into domestic and foreign equity indexes, currency and U.S. Treasury futures contracts for the fiscal year ended November 30, 2018 (as described in note 2(g)) to manage cash and economically hedge against changes in interest rates. The Funds bear the risk of interest rates moving unexpectedly, in which case the Funds may not achieve the anticipated benefits of the

51

Notes to Financial Statements (continued)

futures contracts and realize a loss. There is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

Multi-Asset Balanced Opportunity Fund, Multi-Asset Growth Fund and Multi-Asset Income Fund entered into total return swaps on indexes for the fiscal year ended November 30, 2018 (as described in note 2(i)) to obtain exposure to an issuer (the Reference Entity). The Fund’s use of total return swaps involves the risk that Lord Abbett will not accurately predict expectations of market value of the Reference Entity, and the Fund’s returns could be reduced as a result. The Fund’s risk of loss from counterparty credit risk is the notional value of the contract.

As of November 30, 2018, Multi-Asset Balanced Opportunity Fund, Multi-Asset Growth Fund and Multi-Asset Income Fund had the following derivatives at fair value, grouped into appropriate risk categories that illustrate the Funds use of derivative instruments:

	Multi–Asset Balanced Opportunity Fund

Asset Derivatives	Equity Contracts	Interest Rate Contracts	Foreign Currency Contracts
Forward Foreign Currency Exchange Contracts(1)	–	–	$458,007
Futures Contracts(3)	$4,526,121	–	–

Liability Derivatives
Forward Foreign Currency Exchange Contracts(2)	–	–	$77,913
Futures Contracts(3)	$437,745	$154,018	–

	Multi–Asset Growth Fund

Asset Derivatives	Equity Contracts	Interest Rate Contracts	Foreign Currency Contracts
Forward Foreign Currency Exchange Contracts(1)	–	–	$310,267
Futures Contracts(3)	$3,079,876	–	–

Liability Derivatives
Forward Foreign Currency Exchange Contracts(2)	–	–	$52,780
Futures Contracts(3)	$472,176	–	–

52

Notes to Financial Statements (continued)

		Multi–Asset Income Fund

Asset Derivatives	Equity Contracts	Interest Rate Contracts	Foreign Currency Contracts
Forward Foreign Currency Exchange Contracts(1)	–	–	$419,140
Futures Contracts(3)	$4,151,363	–	–

Liability Derivatives
Forward Foreign Currency Exchange Contracts(2)	–	–	$71,301
Futures Contracts(3)	$349,213	$113,643	–

(1)	Statements of Assets and Liabilities location: Unrealized appreciation on forward foreign currency exchange contracts.
(2)	Statements of Assets and Liabilities location: Unrealized depreciation on forward foreign currency exchange contracts.
(3)	Statements of Assets and Liabilities location: Includes cumulative unrealized appreciation/depreciation on futures contracts as reported in the Schedule of Investments. Only current day’s variation margin reported is within the Statements of Assets and Liabilities.

Transactions in derivative instruments for the fiscal year ended November 30, 2018, were as follows:

	Multi–Asset Balanced Opportunity Fund

	Interest Rate Contracts	Forward Currency Contracts	Equity Contracts
Net Realized Gain (Loss)
Forward Foreign Currency Exchange Contracts(1)	–	$(7,018,038)	–
Futures Contracts(2)	$(1,009,003)	–	$(13,457,736)
Total Return Swaps(3)	–	–	$(2,769,836)
Net Change in Unrealized Appreciation/Depreciation
Forward Foreign Currency Exchange Contracts(4)	–	$1,283,922	–
Futures Contracts(5)	$(154,018)	–	$2,259,106
Total Return Swaps(6)	–	–	$1,139,985
Average Number of Contracts/Notional Amounts*
Forward Foreign Currency Exchange Contracts(7)	–	$70,016,389	–
Futures Contracts(8)	339	–	1,432
Total Return Swaps(7)	–	–	€11,972,419

53

Notes to Financial Statements (continued)

		Multi–Asset Growth Fund

	Interest Rate Contracts	Forward Currency Contracts	Equity Contracts
Net Realized Gain (Loss)
Forward Foreign Currency Exchange Contracts(1)	–	$(5,302,702)	–
Futures Contracts(2)	$(759,778)	–	$(7,546,594)
Total Return Swaps(3)	–	–	$(1,533,561)
Net Change in Unrealized Appreciation/Depreciation
Forward Foreign Currency Exchange Contracts(4)	–	$952,112	–
Futures Contracts(5)	–	–	$1,307,155
Total Return Swaps(6)	–	–	$631,172
Average Number of Contracts/Notional Amounts*
Forward Foreign Currency Exchange Contracts(7)	–	$52,533,828	–
Futures Contracts(8)	75	–	861
Total Return Swaps(7)	–	–	€6,628,733

	Multi–Asset Income Fund

	Interest Rate Contracts	Forward Currency Contracts	Equity Contracts
Net Realized Gain (Loss)
Forward Foreign Currency Exchange Contracts(1)	–	$(6,356,722)	–
Futures Contracts(2)	$(981,890)	–	$(9,900,806)
Total Return Swaps(3)	–	–	$(2,513,926)
Net Change in Unrealized Appreciation/Depreciation
Forward Foreign Currency Exchange Contracts(4)	–	$1,164,855	–
Futures Contracts(5)	$(113,643)	–	$3,777,586
Total Return Swaps(6)	–	–	$1,034,660
Average Number of Contracts/Notional Amounts*
Forward Foreign Currency Exchange Contracts(7)	–	$63,296,844	–
Futures Contracts(8)	273	–	852
Total Return Swaps(7)	–	–	€10,866,266

*	Calculated based on the number of contracts or notional amounts for the year ended November 30, 2018.
(1)	Statements of Operations location: Net realized loss on forward foreign currency exchange contracts.
(2)	Statements of Operations location: Net realized loss on futures contracts.
(3)	Statements of Operations location: Net realized loss on swap contracts.
(4)	Statements of Operations location: Net change in unrealized appreciation/depreciation on forward foreign currency exchange contracts.
(5)	Statements of Operations location: Net change in unrealized appreciation/depreciation on futures contracts.
(6)	Statements of Operations location: Net change in unrealized appreciation/depreciation on swap contracts.
(7)	Amount represents notional amounts.
(8)	Amount represents number of contracts.

54

Notes to Financial Statements (continued)

7.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board (“FASB”) requires disclosures intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the statements of assets and liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by counterparty. A master netting agreement is an agreement between a fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Funds’ accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the statement of assets and liabilities across transactions between the Funds and the applicable counterparty:

		Multi–Asset Balanced Opportunity Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$458,007	$–	$458,007
Repurchase Agreement	1,355,775	–	1,355,775
Total	$1,813,782	$–	$1,813,782

	Net Amounts of Assets Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
	the Statement of Assets and	Financial	Cash Collateral	Securities Collateral	Net
Counterparty	Liabilities	Instruments	Received(a)	Received(a)	Amount(b)
Bank of America	$426,787	$(55,743)	$–	$(371,044)	$–
Citibank	28,509	(22,170)	–	–	6,339
Fixed Income Clearing Corp.	1,355,775	–	–	(1,355,775)	–
Morgan Stanley	2,711	–	–	–	2,711
Total	$1,813,782	$(77,913)	$–	$(1,726,819)	$9,050

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$77,913	$–	$77,913
Total	$77,913	$–	$77,913

55

Notes to Financial Statements (continued)

		Multi–Asset Balanced Opportunity Fund

	Net Amounts of Liabilities Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
	the Statement of Assets and	Financial	Cash Collateral		Securities Collateral		Net
Counterparty	Liabilities	Instruments	Pledged(a	)	Pledged(a	)	Amount(c	)
Bank of America	$55,743	$(55,743)	$–		$–		$–
Citibank	22,170	(22,170)	–		–		–
Total	$77,913	$(77,913)	$–		$–		$–

		Multi–Asset Growth Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$310,267	$–	$310,267
Repurchase Agreement	940,495	–	940,495
Total	$1,250,762	$–	$1,250,762

	Net Amounts of Assets Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
	the Statement of Assets and	Financial	Cash Collateral		Securities Collateral	Net
Counterparty	Liabilities	Instruments	Received(a	)	Received(a )	Amount(b	)
Bank of America	$289,118	$(37,762)	$–		$(251,356)	$–
Citibank	19,313	(15,018)	–		–	4,295
Fixed Income Clearing Corp.	940,495	–	–		(940,495)	–
Morgan Stanley	1,836	–	–		–	1,836
Total	$1,250,762	$(52,780)	$–		$(1,191,851)	$6,131

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$52,780	$–	$52,780
Total	$52,780	$–	$52,780

	Net Amounts of Liabilities Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
	the Statement of Assets and	Financial	Cash Collateral		Securities Collateral		Net
Counterparty	Liabilities	Instruments	Pledged(a	)	Pledged(a	)	Amount(c	)
Bank of America	$37,762	$(37,762)	$–		$–		$–
Citibank	15,018	(15,018)	–		–		–
Total	$52,780	$(52,780)	$–		$–		$–

56

Notes to Financial Statements (continued)

		Multi–Asset Income Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$419,140	$–	$419,140
Repurchase Agreement	1,603,680	–	1,603,680
Total	$2,022,820	$–	$2,022,820

	Net Amounts of Assets Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
	the Statement of Assets and	Financial	Cash Collateral		Securities Collateral	Net
Counterparty	Liabilities	Instruments	Received(a	)	Received(a )	Amount(b	)
Bank of America	$390,569	$(51,013)	$–		$(339,556)	$–
Citibank	26,090	(20,288)	–		–	5,802
Fixed Income Clearing Corp.	1,603,680	–	–		(1,603,680)	–
Morgan Stanley	2,481	–	–		–	2,481
Total	$2,022,820	$(71,301)	$–		$(1,943,236)	$8,283

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$71,301	$–	$71,301
Total	$71,301	$–	$71,301

	Net Amounts of Liabilities Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
	the Statement of Assets and	Financial	Cash Collateral		Securities Collateral		Net
Counterparty	Liabilities	Instruments	Pledged(a	)	Pledged(a	)	Amount(c	)
Bank of America	$51,013	$(51,013)	$–		$–		$–
Citibank	20,288	(20,288)	–		–		–
Total	$71,301	$(71,301)	$–		$–		$–

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets (liabilities) presented in the Statements of Assets and Liabilities for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by each counterparty as of November 30, 2018.
(c)	Net amount represents the amount owed by the Fund to each counterparty as of November 30, 2018.

8.	TRUSTEES’ REMUNERATION

The Trust’s officers and one Trustee, who are associated with Lord Abbett, do not receive any compensation from the Trust for serving in such capacities. Independent Trustees’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Trustees under which Independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Trustees’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Trustees’ fees on the Statements of

57

Notes to Financial Statements (continued)

Operations and in Trustees’ fees payable on the Statements of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

9.	EXPENSE REDUCTIONS

The Trust has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of each Fund’s expenses.

10.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”), certain registered open-end management investment companies managed by Lord Abbett, including each Fund, participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the Funds to borrow money from and lend money to each other for temporary or emergency purposes subject to the limitations and conditions. During the fiscal year ended November 30, 2018, the Funds did not participate as a borrower or lender in the Interfund Lending Program.

58

Notes to Financial Statements (continued)

11.	TRANSACTIONS WITH AFFILIATED ISSUERS

An affiliated issuer is one in which a Fund has ownership of at least 5% of the outstanding voting securities of the underlying issuer at any point during the fiscal year or any company which is under common ownership or control. Multi-Asset Balanced Opportunity Fund, Multi-Asset Growth Fund and Multi-Asset Income Fund had the following transactions with affiliated issuers (i.e. the Underlying Funds) during the fiscal year ended November 30, 2018:

				Multi–Asset Balanced Opportunity Fund
Affiliated Issuer	Balance of Shares Held at 11/30/2017	Gross Additions	Gross Sales	Balance of Shares Held at 11/30/2018	Fair Value at 11/30/2018	Net Realized Gain 12/1/2017 to 11/30/2018		Dividend Income 12/1/2017 to 11/30/2018	Change in Appreciation (Depreciation) 12/1/2017 to 11/30/2018
Lord Abbett Equity Trust–Calibrated Large Cap Value Fund–Class I	12,266,738	661,103	(2,248,667)	10,679,174	$210,806,904	$9,732,154	(a)	$4,107,733	$(8,592,237)
Lord Abbett Equity Trust–Calibrated Mid Cap Value Fund–Class I	12,073,713	826,938	(4,893,728)	8,006,923	151,170,705	15,694,448	(b)	3,435,033	(23,031,189)
Lord Abbett Investment Trust–Convertible Fund–Class I	13,589,421	304,062	(2,340,539)	11,552,944	152,960,981	883,833		3,954,586	(2,306,501)
Lord Abbett Global Fund, Inc.–Emerging Markets Bond Fund–Class I	17,260,253	1,085,568	(3,199,513)	15,146,308	72,096,427	(317,167)		4,559,153	(9,180,457)
Lord Abbett Securities Trust–Growth Leaders Fund–Class I	6,482,529	3,159,560	(2,384,137)	7,257,952	185,513,247	37,885,929	(c)	–	(16,845,352)
Lord Abbett Research Fund, Inc.–Growth Opportunities Fund–Class I	–	6,177,960	(391,985)	5,785,975	141,235,647	111,100		–	2,449,436
Lord Abbett Investment Trust–High Yield Fund–Class I	40,402,771	8,995,749	(10,821,731)	38,576,789	276,209,811	(1,520,849)		16,532,679	(20,056,338)
Lord Abbett Investment Trust–Inflation Focused Fund–Class I	5,369,177	3,167,615	(1,654,345)	6,882,447	79,561,086	(285,598)		3,047,132	(2,191,635)
Lord Abbett Securities Trust–International Equity Fund–Class I	5,725,703	2,213,106	(1,097,077)	6,841,732	84,358,554	2,336,032		1,788,709	(18,443,409)
Lord Abbett Securities Trust–International Value Fund–Class I	17,606,581	481,818	(5,847,843)	12,240,556	82,868,567	425,548		3,327,400	(10,528,974)
Lord Abbett Mid Cap Stock Fund, Inc.–Class I	4,830,555	142,563	(2,655,787)	2,317,331	65,765,843	22,063,232	(d)	1,641,989	(25,712,281)
Lord Abbett Investment Trust–Short Duration Income Fund–Class I	29,571,867	7,981,990	(37,553,857)	–	–	(2,353,931)		2,181,730	756,252
Lord Abbett Investment Trust–Ultra Short Bond Fund–Class I	–	7,947,271	(4,711,162)	3,236,109	32,328,726	–		625,628	(41,079)
Total					$1,534,876,498	$84,654,731		$45,201,772	$(133,723,764)

(a)	Includes $8,004,470 of distributed capital gains.
(b)	Includes $11,731,001 of distributed capital gains.
(c)	Includes $28,189,008 of distributed capital gains.
(d)	Includes $2,541,035 of distributed capital gains.

59

Notes to Financial Statements (continued)

					Multi–Asset Growth Fund
Affiliated Issuer	Balance of Shares Held at 11/30/2017	Gross Additions	Gross Sales	Balance of Shares Held at 11/30/2018	Fair Value at 11/30/2018	Net Realized Gain 12/1/2017 to 11/30/2018		Dividend Income 12/1/2017 to 11/30/2018	Change in Appreciation (Depreciation) 12/1/2017 to 11/30/2018
Lord Abbett Affiliated Fund, Inc.-Class I	3,275,815	1,084,294	(575,619)	3,784,490	$55,594,163	$4,154,296	(a)	$1,194,215	$(3,110,835)
Lord Abbett Equity Trust-Calibrated Large Cap Value Fund-Class I	4,998,548	1,444,401	(958,576)	5,484,373	108,261,530	4,388,650	(b)	2,113,412	(4,031,678)
Lord Abbett Equity Trust-Calibrated Mid Cap Value Fund-Class I	8,349,351	1,835,935	(3,613,655)	6,571,631	124,072,402	11,080,724	(c)	2,819,404	(17,353,969)
Lord Abbett Investment Trust-Convertible Fund-Class I	5,296,112	908,434	(2,224,043)	3,980,503	52,701,860	2,909,906		1,454,860	(3,568,252)
Lord Abbett Securities Trust-Growth Leaders Fund–Class I	3,600,678	2,661,037	(1,272,300)	4,989,415	127,529,443	24,631,262	(d)	–	(15,321,937)
Lord Abbett Research Fund, Inc.-Growth Opportunities Fund–Class I	–	5,917,638	(387,323)	5,530,315	134,994,983	194,291		–	1,355,474
Lord Abbett Investment Trust-High Yield Fund- Class I	23,620,890	10,200,394	(5,473,887)	28,347,397	202,967,365	(178,746)		10,900,741	(14,409,684)
Lord Abbett Investment Trust-Inflation Focused Fund-Class I	–	2,004,132	(1,274,850)	729,282	8,430,505	(289,529)		379,067	(226,919)
Lord Abbett Securities Trust-International Equity Fund-Class I	3,525,667	3,901,618	(664,669)	6,762,616	83,383,052	1,483,435		1,101,418	(16,745,781)
Lord Abbett Securities Trust-International Value Fund-Class I	15,715,862	2,790,772	(6,086,623)	12,420,011	84,083,472	1,465,654		2,836,296	(9,833,102)
Lord Abbett Mid Cap Stock Fund, Inc.-Class I	4,182,946	641,586	(2,204,826)	2,619,706	74,347,251	22,960,306	(e)	1,421,118	(27,008,164)
Lord Abbett Investment Trust-Short Duration Income Fund-Class I	6,527,733	5,302,463	(11,830,196)	–	–	(195,322)		250,102	51,961
Lord Abbett Investment Trust-Ultra Short Bond Fund–Class I	–	1,479,465	(1,198,676)	280,789	2,805,085	–		109,849	(2,859)
Total					$1,059,171,111	$72,604,927		$24,580,482	$(110,205,745)

(a)	Includes $4,261,870 of distributed capital gains.
(b)	Includes $4,118,269 of distributed capital gains.
(c)	Includes $9,628,563 of distributed capital gains.
(d)	Includes $19,378,284 of distributed capital gains.
(e)	Includes $2,196,649 of distributed capital gains.

60

Notes to Financial Statements (continued)

						Multi–Asset Income Fund
Affiliated Issuer	Balance of Shares Held at 11/30/2017	Gross Additions	Gross Sales	Balance of Shares Held at 11/30/2018	Fair Value at 11/30/2018	Net Realized Gain 12/1/2017 to 11/30/2018	Dividend Income 12/1/2017 to 11/30/2018	Change in Appreciation (Depreciation) 12/1/2017 to 11/30/2018
Lord Abbett Equity Trust-Calibrated Mid Cap Value Fund-Class I	7,701,115	692,471	(1,649,212)	6,744,374	$127,333,780	$13,540,383 (a)	$2,876,469	$(20,213,941)
Lord Abbett Investment Trust-Convertible Fund-Class I	18,471,465	501,904	(2,739,833)	16,233,536	214,932,019	1,471,850	5,402,818	(3,055,777)
Lord Abbett Investment Trust-Core Fixed Income Fund-Class I	1,514,771	108,592	(253,498)	1,369,865	14,219,195	(79,080)	503,755	(641,453)
Lord Abbett Global Fund, Inc.–Emerging Markets Bond Fund-Class I	12,449,075	861,311	(2,120,620)	11,189,766	53,263,287	(573,329)	3,336,478	(6,424,163)
Lord Abbett Securities Trust-Growth Leaders Fund–Class I	5,876,527	2,295,502	(3,919,173)	4,252,856	108,702,998	30,803,530 (b)	–	(7,532,240)
Lord Abbett Research Fund, Inc.–Growth Opportunities Fund–Class I	–	3,345,020	(27,225)	3,317,795	80,987,385	42,386	–	406,451
Lord Abbett Investment Trust-High Yield Fund–Class I	36,567,290	8,076,250	(8,402,636)	36,240,904	259,484,872	(287,989)	15,220,697	(19,522,844)
Lord Abbett Investment Trust-Inflation Focused Fund-Class I	5,601,227	3,660,475	(1,067,364)	8,194,338	94,726,552	74,269	3,266,800	(2,798,700)
Lord Abbett Securities Trust-International Equity Fund–Class I	5,194,774	1,991,226	(943,510)	6,242,490	76,969,900	1,927,490	1,597,257	(16,756,088)
Lord Abbett Securities Trust-International Value Fund–Class I	16,072,587	826,187	(5,201,575)	11,697,199	79,190,035	1,009,910	3,030,596	(10,298,903)
Lord Abbett Mid Cap Stock Fund, Inc.–Class I	3,817,052	112,939	(795,867)	3,134,124	88,946,434	5,553,479 (c)	1,303,059	(10,392,972)
Lord Abbett Investment Trust-Short Duration Income Fund-Class I	77,834,117	7,401,135	(85,235,252)	–	–	(9,283,544)	7,014,731	4,047,690
Lord Abbett Investment Trust-Ultra Short Bond Fund–Class I	–	30,514,749	(6,923,781)	23,590,968	235,673,768	1,195	2,789,387	(267,810)
Total					$1,434,430,225	$44,200,550	$46,342,047	$(93,450,750)

(a)	Includes $9,823,449 of distributed capital gains.
(b)	Includes $16,517,578 of distributed capital gains.
(c)	Includes $2,010,851 of distributed capital gains.

12.	CUSTODIAN AND ACCOUNTING AGENT

State Street Bank and Trust Company (“SSB”) is the Trust’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating each Fund’s NAV.

61

Notes to Financial Statements (continued)

13.	INVESTMENT RISKS

The Funds invest principally in the Underlying Funds and, as a result, a Fund’s performance is directly related to the Underlying Fund’s performance. Each Fund’s ability to meet its investment objective depends on the ability of the Underlying Funds to achieve their investment objectives and on the Fund’s particular allocation of assets among the Underlying Funds and the asset classes they represent. Consequently, a Fund is subject to the particular risks of the Underlying Funds in the proportion in which the Fund invests in them. The value of the Underlying Funds’ investments and the NAVs of the shares of both the Funds and their Underlying Funds will fluctuate in response to various market and economic factors related to the domestic and foreign equity and fixed income markets, as well as the financial condition and prospects of issuers in which the Underlying Funds invest.

Multi-Asset Balanced Opportunity Fund, Multi-Asset Growth Fund and Multi-Asset Income Fund are subject to the general risks and considerations associated with investing in fixed income securities. The value of an investment will change as interest rates fluctuate and in response to market movements. When interest rates rise, the prices of fixed income securities are likely to decline; when rates fall, such prices tend to rise. Longer-term securities are usually more sensitive to interest rate changes. There is also the risk that an issuer of a fixed income security will fail to make timely payments of principal and/or interest to an Underlying Fund, a risk that is greater with high-yield bonds (sometimes called “junk bonds”) in which one or more of the Underlying Funds may invest. Some issuers, particularly of high-yield bonds, may default as to principal and/or interest payments after an Underlying Fund purchases their securities. A default, or concerns in the market about an increase in risk of default, may result in losses to the Underlying Fund. High-yield bonds are subject to greater price fluctuations, as well as additional risks. The market for below investment grade securities may be less liquid due to such factors as interest rate sensitivity, negative perceptions of the junk bond markets generally, and less secondary market liquidity. This may make such securities more difficult to sell at an acceptable price, especially during periods of financial distress, increased market volatility, or significant market decline.

Each Fund is subject to the general risks and considerations associated with equity investing. The value of an investment will fluctuate in response to movements in the equity securities market in general, a particular industry or sector, or to the changing prospects of individual companies in which the Underlying Funds invest. If an Underlying Fund’s assessment of market conditions or companies held in the Underlying Fund fails to produce the intended result, a Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

Each Fund’s investment exposure to foreign (which may include emerging market) companies generally is subject to the risk that the value of securities issued by foreign companies may be adversely affected by political, economic and social volatility and subject to less government supervision, lack of transparency, or inadequate regulatory and accounting standards, inadequate exchange control regulations, foreign taxes, higher transaction and other costs, and delays in settlement. The cost of a Fund’s potential use of forward currency exchange contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions prevailing. The Underlying Fund’s investments in emerging market companies generally are subject to more risks than investments in developed market companies.

Because Multi-Asset Income Fund will be more heavily invested in fixed income funds than equity funds, it will be more affected by the risks associated with fixed income securities. Similarly, Multi-Asset Growth Fund will be more heavily invested in equity funds than fixed income funds, it will be

62

Notes to Financial Statements (continued)

more affected by the risks associated with stocks and other equity investments. Given Multi-Asset Balanced Opportunity Fund’s more balanced allocation among fixed income funds and equity funds, it will be affected by risks associated with both equity and fixed income investments.

Each Fund may invest in derivatives, either directly or through its Underlying Funds. Each Fund is subject to the risks associated with derivatives, which may be different from and greater than the risks associated with directly investing in securities and other investments. Derivatives may be subject to risks such as liquidity risk, leveraging risk, interest rate risk, market risk, heightened counterparty risk, credit risk, and volatility. Illiquid securities may lower the Funds’ returns since the Funds may be unable to sell these securities at their desired time or price. Derivatives also may involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the value of the underlying asset, rate or index. Whether a Fund’s use of derivatives is successful will depend on, among other things, the Fund’s ability to correctly forecast market movements, changes in foreign exchange and interest rates, and other factors. If a Fund incorrectly forecasts these and other factors, its performance could suffer. A Fund’s use of derivatives could result in a loss exceeding the amount of the Fund’s investment in these instruments.

These factors can affect each Fund’s performance.

14.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of beneficial interest were as follows:

Multi–Asset Balanced Opportunity Fund	Year Ended November 30, 2018		Year Ended November 30, 2017
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	9,470,672	$111,822,619	19,468,797	$227,105,276
Converted from Class B*	56,691	679,837	670,521	7,900,550
Converted from Class C**	3,021,785	35,490,466	–	–
Reinvestment of distributions	6,208,291	72,973,932	3,393,259	39,714,096
Shares reacquired	(25,845,961)	(304,582,141)	(36,311,962)	(423,938,901)
Decrease	(7,088,522)	$(83,615,287)	(12,779,385)	$(149,218,979)

Class B Shares
Shares sold	1,160	$13,194	101,919	$1,174,566
Reinvestment of distributions	9,665	114,233	14,691	169,525
Shares reacquired	(233,141)	(2,791,943)	(291,246)	(3,372,126)
Converted to Class A*	(56,661)	(679,837)	(670,734)	(7,900,550)
Decrease	(278,977)	$(3,344,353)	(845,370)	$(9,928,585)

Class C Shares
Shares sold	1,719,654	$20,234,629	5,403,712	$62,281,960
Reinvestment of distributions	1,187,590	13,883,624	594,853	6,906,539
Shares reacquired	(6,208,173)	(72,806,017)	(11,952,960)	(138,506,551)
Converted to Class A**	(3,042,434)	(35,490,465)	–	–
Decrease	(6,343,363)	$(74,178,229)	(5,954,395)	$(69,318,052)

Class F Shares
Shares sold	1,341,778	$15,845,294	3,480,812	$40,621,872
Reinvestment of distributions	251,480	2,954,381	149,187	1,746,607
Shares reacquired	(2,669,715)	(31,438,904)	(3,480,635)	(41,203,899)
Increase (decrease)	(1,076,457)	$(12,639,229)	149,364	$1,164,580

63

Notes to Financial Statements (continued)

Multi–Asset Balanced Opportunity Fund		Year Ended November 30, 2018		Year Ended November 30, 2017
Class F3 Shares(a)	Shares	Amount	Shares	Amount
Shares sold	241	$2,907	860.58	$10,000
Reinvestment of distributions	54	635	14.85	177
Shares reacquired	(242)	(2,823)	–	–
Increase	53	$719	875.43	$10,177

Class I Shares
Shares sold	262,943	$3,100,011	1,375,537	$16,568,101
Reinvestment of distributions	82,867	974,293	18,302	217,362
Shares reacquired	(529,206)	(6,275,040)	(903,915)	(10,573,434)
Increase (decrease)	(183,396)	$(2,200,736)	489,924	$6,212,029

Class P Shares
Shares sold	4,294	$50,061	12,216	$142,630
Reinvestment of distributions	2,952	34,549	1,657	19,281
Shares reacquired	(16,396)	(196,256)	(34,143)	(394,234)
Decrease	(9,150)	$(111,646)	(20,270)	$(232,323)

Class R2 Shares
Shares sold	1,960	$23,606	4,476	$52,620
Reinvestment of distributions	1,841	22,096	1,206	14,328
Shares reacquired	(9,986)	(123,016)	(25,948)	(310,469)
Decrease	(6,185)	$(77,314)	(20,266)	$(243,521)

Class R3 Shares
Shares sold	848,468	$9,954,205	2,572,370	$29,697,428
Reinvestment of distributions	147,035	1,724,886	83,504	972,865
Shares reacquired	(1,352,271)	(15,884,781)	(3,578,636)	(41,380,574)
Decrease	(356,768)	$(4,205,690)	(922,762)	$(10,710,281)

Class R4 Shares
Shares sold	388,823	$4,573,649	214,988	$2,539,585
Reinvestment of distributions	16,204	189,803	2,575	30,822
Shares reacquired	(167,424)	(1,948,934)	(21,900)	(260,762)
Increase	237,603	$2,814,518	195,663	$2,309,645

Class R5 Shares
Shares sold	2,177	$25,027	7,503	$88,412
Reinvestment of distributions	515	6,048	174	2,062
Shares reacquired	(409)	(4,775)	(353)	(4,181)
Increase	2,283	$26,300	7,324	$86,293

Class R6 Shares
Shares sold	1,070,971	$13,030,370	846,037	$9,866,675
Reinvestment of distributions	25,715	302,377	4,251	50,723
Shares reacquired	(1,072,158)	(12,289,445)	(394,420)	(4,588,882)
Increase	24,528	$1,043,302	455,868	$5,328,516

Class T Shares(b)
Shares sold	–	$–	842.46	$10,000
Reinvestment of distributions	39.86	471	8	96
Shares reacquired	(890)	(10,532)	–	–
Increase (decrease)	(850.14)	$(10,061)	850.46	$10,096

64

Notes to Financial Statements (continued)

Multi–Asset Growth Fund		Year Ended November 30, 2018		Year Ended November 30, 2017
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	3,786,232	$66,231,998	7,999,655	$138,551,875
Converted from Class B*	21,750	386,198	272,736	4,789,334
Converted from Class C**	1,007,666	17,550,106	–	–
Reinvestment of distributions	2,748,707	48,270,680	1,147,266	19,679,264
Shares reacquired	(10,105,310)	(176,896,566)	(15,624,299)	(271,509,758)
Shares issued in reorganization (See Note 15)	8,638,032	151,251,948	–	–
Increase (decrease)	6,097,077	$106,794,364	(6,204,642)	$(108,489,285)

Class B Shares
Shares sold	5	$90	46,945	$798,264
Reinvestment of distributions	6,899	120,622	6,861	115,843
Shares reacquired	(108,999)	(1,919,150)	(150,197)	(2,580,419)
Converted to Class A*	(21,856)	(386,099)	(274,413)	(4,789,334)
Decrease	(123,951)	$(2,184,537)	(370,804)	$(6,455,646)

Class C Shares
Shares sold	589,485	$10,214,162	2,405,055	$41,008,278
Reinvestment of distributions	586,694	10,198,441	207,811	3,514,914
Shares reacquired	(2,782,742)	(48,133,577)	(5,019,035)	(86,191,838)
Converted to Class A**	(1,018,607)	(17,550,106)	–	–
Shares issued in reorganization (See Note 15)	2,250,912	39,053,329	–	–
Decrease	(374,258)	$(6,217,751)	(2,406,169)	$(41,668,646)

Class F Shares
Shares sold	758,589	$13,255,518	1,185,588	$20,612,707
Reinvestment of distributions	126,632	2,221,882	58,048	998,073
Shares reacquired	(864,675)	(15,085,895)	(1,357,883)	(24,099,149)
Shares issued in reorganization (See Note 15)	162,717	2,847,554	–	–
Increase (decrease)	183,263	$3,239,059	(114,247)	$(2,488,369)

Class F3 Shares(a)
Shares sold	–	$–	1,266.45	$22,193
Reinvestment of distributions	93	1,642	11	203
Shares reacquired	(49)	(865)	(6.23)	(111)
Shares issued in reorganization (See Note 15)	648	11,420	–	–
Increase	692	$12,197	1,271.22	$22,285

Class I Shares
Shares sold	220,054	$3,920,536	565,559	$10,310,765
Reinvestment of distributions	62,533	1,104,538	3,699	63,920
Shares reacquired	(268,246)	(4,631,895)	(113,965)	(1,996,905)
Shares issued in reorganization (See Note 15)	942,593	16,599,080	–	–
Increase	956,934	$16,992,259	455,293	$8,377,780

65

Notes to Financial Statements (continued)

Multi–Asset Growth Fund		Year Ended November 30, 2018		Year Ended November 30, 2017
Class P Shares	Shares	Amount	Shares	Amount
Reinvestment of distributions	–	$–	2.546	$44
Shares reacquired	–	–	(123.623)	(2,236)
Increase (decrease)	–	$–	(121.077)	$(2,192)

Class R2 Shares
Shares sold	374	$6,718	806	$14,220
Reinvestment of distributions	82	1,465	180	3,135
Shares reacquired	(493)	(8,789)	(8,324)	(150,606)
Shares issued in reorganization (See Note 15)	352	6,314	–	–
Increase (decrease)	315	$5,708	(7,338)	$(133,251)

Class R3 Shares
Shares sold	292,269	$5,095,781	1,151,614	$19,740,817
Reinvestment of distributions	94,911	1,661,060	38,359	655,025
Shares reacquired	(487,789)	(8,557,879)	(1,500,798)	(25,810,170)
Shares issued in reorganization (See Note 15)	478,206	8,349,484	–	–
Increase (decrease)	377,597	$6,548,446	(310,825)	$(5,414,328)

Class R4 Shares
Shares sold	133,259	$2,332,405	106,120	$1,869,133
Reinvestment of distributions	8,998	157,835	802	14,051
Shares reacquired	(65,774)	(1,148,545)	(4,796)	(84,578)
Shares issued in reorganization (See Note 15)	81,509	1,425,593	–	–
Increase	157,992	$2,767,288	102,126	$1,798,606

Class R5 Shares
Reinvestment of distributions	47.62	$841	17.88	$307
Shares issued in reorganization (See Note 15)	699	12,310	–	–
Increase	746.62	$13,151	17.88	$307

Class R6 Shares
Shares sold	445,796	$8,083,094	296,707	$5,192,334
Reinvestment of distributions	12,447	219,568	1,705	30,048
Shares reacquired	(85,241)	(1,493,898)	(49,814)	(886,212)
Shares issued in reorganization (See Note 15)	181,945	3,209,516	–	–
Increase	554,947	$10,018,280	248,598	$4,336,170

66

Notes to Financial Statements (continued)

Multi–Asset Income Fund		Year Ended November 30, 2018		Year Ended November 30, 2017
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	7,128,755	$106,570,981	9,449,976	$138,020,997
Converted from Class B*	4,559	69,003	119,606	1,760,267
Converted from Class C**	562,708	8,415,974	–	–
Reinvestment of distributions	1,617,108	24,062,715	1,730,097	25,223,563
Shares reacquired	(12,373,137)	(184,458,293)	(18,312,705)	(267,356,622)
Decrease	(3,060,007)	$(45,339,620)	(7,013,026)	$(102,351,795)

Class B Shares
Shares sold	22	$262	10,716	$157,119
Reinvestment of distributions	511	7,761	3,234	47,423
Shares reacquired	(44,723)	(685,813)	(56,489)	(832,906)
Converted to Class A*	(4,489)	(69,003)	(117,931)	(1,760,267)
Decrease	(48,679)	$(746,793)	(160,470)	$(2,388,631)

Class C Shares
Shares sold	2,067,790	$31,399,542	3,288,096	$48,672,917
Reinvestment of distributions	721,420	10,894,175	826,083	12,186,892
Shares reacquired	(7,956,457)	(120,382,550)	(11,678,828)	(172,849,597)
Converted to Class A**	(554,903)	(8,415,974)	–	–
Decrease	(5,722,150)	$(86,504,807)	(7,564,649)	$(111,989,788)

Class F Shares
Shares sold	4,342,789	$64,964,389	7,230,218	$105,518,905
Reinvestment of distributions	452,965	6,738,828	546,505	7,969,869
Shares reacquired	(6,106,798)	(90,852,710)	(10,319,840)	(152,147,438)
Decrease	(1,311,044)	$(19,149,493)	(2,543,117)	$(38,658,664)

Class F3 Shares(a)
Shares sold	100,315	$1,482,496	237,024	$3,469,305
Reinvestment of distributions	9,394	138,875	3,072	45,414
Shares reacquired	(58,518)	(846,904)	(5,471)	(81,567)
Increase	51,191	$774,467	234,625	$3,433,152

Class I Shares
Shares sold	1,154,359	$16,955,367	3,354,430	$50,102,353
Reinvestment of distributions	122,643	1,813,852	26,684	391,497
Shares reacquired	(1,274,048)	(18,898,365)	(402,609)	(5,865,483)
Increase (decrease)	2,954	$(129,146)	2,978,505	$44,628,367

Class R2 Shares
Shares sold	2,528	$39,033	1,302	$19,499
Reinvestment of distributions	185	2,820	176	2,630
Shares reacquired	(2,075)	(32,139)	(4,533)	(68,243)
Increase (decrease)	638	$9,714	(3,055)	$(46,114)

Class R3 Shares
Shares sold	309,618	$4,602,969	808,751	$11,747,303
Reinvestment of distributions	37,806	562,455	39,187	571,293
Shares reacquired	(361,707)	(5,409,857)	(892,555)	(12,964,517)
Decrease	(14,283)	$(244,433)	(44,617)	$(645,921)

67

Notes to Financial Statements (continued)

Multi–Asset Income Fund		Year Ended November 30, 2018		Year Ended November 30, 2017
Class R4 Shares	Shares	Amount	Shares	Amount
Shares sold	124,744	$1,853,639	47,954	$703,576
Reinvestment of distributions	2,666	39,512	623	9,210
Shares reacquired	(42,724)	(635,904)	(13,318)	(198,468)
Increase	84,686	$1,257,247	35,259	$514,318

Class R5 Shares
Shares sold	385	$5,768	754	$10,922
Reinvestment of distributions	61	897	39	568
Shares reacquired	(18)	(256)	(7)	(106)
Increase	428	$6,409	786	$11,384

Class R6 Shares
Shares sold	131,049	$1,987,040	81,213.18	$1,179,317
Reinvestment of distributions	4,381	64,680	844	12,420
Shares reacquired	(13,306)	(197,405)	(10,140)	(146,306)
Increase	122,124	$1,854,315	71,917.18	$1,045,431

Class T Shares(b)(c)
Shares sold	–	$–	676	$10,000
Reinvestment of distributions	16	243	6	86
Shares reacquired	(698)	(10,458)	–	–
Increase (decrease)	(682)	$(10,215)	682	$10,086

*	Automatic conversion of Class B shares occurred on the 25th day of the month (or, if the 25th day was not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted. Class B shares were closed on April 25, 2018.
**	Automatic conversion of Class C shares occurs on the 25th day of the month (or, if the 25th day was not a business day, the next business day thereafter) following the tenth anniversary of the day on which the purchase order was accepted.
(a)	Commenced on April 4, 2017.
(b)	Commenced on July 28, 2017.
(c)	Closed on July 24, 2018.

15.	REORGANIZATION

As of the close of business on July 13, 2018, Multi-Asset Growth Fund acquired the net assets of Multi-Asset Focused Growth Fund pursuant to a plan of reorganization approved by Multi-Asset Focused Growth Fund’s shareholders on June 28, 2018. The reorganization permitted Multi-Asset Focused Growth Fund shareholders to pursue a substantially similar investment goal, but as part of a larger fund with a lower expense ratio. The acquisition was accomplished by a tax-free exchange whereby holders of shares of Multi-Asset Focused Growth Fund outstanding on July 13, 2018 received shares valued at $222,766,548 of Multi-Asset Growth Fund. Multi-Asset Focused Growth Fund’s net assets at the date of the acquisition, including $4,432,466 of net unrealized appreciation and $(313,933) of accumulated net realized losses, were combined with those of the Multi-Asset Growth Fund. The cost basis of securities received from Multi-Asset Focused Growth Fund was carried forward.

The total net assets of Multi-Asset Growth Fund immediately before the transfer were $940,576,612. Total net assets of Multi-Asset Focused Growth Fund immediately before the transfer were $222,766,548. Total net assets of Multi-Asset Growth Fund immediately after the transfer were $1,163,343,160.

68

Notes to Financial Statements (concluded)

The following table illustrates share conversion ratios and dollar amounts of the reorganization on July 13, 2018:

	Multi–Asset		Multi–Asset	Multi–Asset
	Focused Growth	Conversion	Growth	Growth Fund
Class	Fund Shares	Ratio	Fund Shares	Amount
A	9,230,652	0.935797	8,638,032	$151,251,948
C	2,465,827	0.912841	2,250,912	39,053,329
F	173,915	0.935617	162,717	2,847,554
F3	690	0.938332	648	11,420
I	1,003,324	0.939472	942,593	16,599,080
R2	373	0.944479	352	6,314
R3	515,965	0.926821	478,206	8,349,484
R4	87,420	0.932384	81,509	1,425,593
R5	744	0.939614	699	12,310
R6	193,884	0.938424	181,945	3,209,516

Had the acquisition been completed on December 1, 2017, the beginning of Multi-Asset Growth Fund’s 2018 fiscal year, the Fund’s condensed pro forma results of operations for the fiscal year ended November 30, 2018 would be as follows:

Net investment income	$19,210,682
Net realized and unrealized loss	(43,896,503)
Net decrease in net assets resulting from operations	(24,685,821)

The combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed. Revenue and earnings of Multi-Asset Focused Growth Fund’s portfolio holdings have been included in Multi-Asset Growth Fund’s Statement of Operations since the date of acquisition.

69

Report of Independent Registered Public Accounting Firm

To the shareholders and the Board of Trustees of Lord Abbett Investment Trust:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Lord Abbett Multi-Asset Balanced Opportunity Fund, Lord Abbett Multi-Asset Growth Fund, and Lord Abbett Multi-Asset Income Fund, three of the funds constituting the Lord Abbett Investment Trust (the “Trust”), as of November 30, 2018, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Trust as of November 30, 2018, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Trust’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of November 30, 2018, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

DELOITTE & TOUCHE LLP
New York, New York
January 28, 2019

We have served as the auditor of one or more Lord Abbett Family of Funds’ investment companies since 1932.

70

Investments in Underlying Funds (unaudited)

The Funds invests in Underlying Funds managed by Lord Abbett. As of November 30, 2018, each Fund’s long-term investments were allocated among the Underlying Funds as follows:

Multi-Asset Balanced Opportunity Fund’s Investments:

Underlying Fund Name	% of Investments
Lord Abbett Equity Trust-Calibrated Large Cap Value Fund – Class I	13.73%
Lord Abbett Equity Trust-Calibrated Mid Cap Value Fund – Class I	9.85%
Lord Abbett Investment Trust-Convertible Fund – Class I	9.97%
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund – Class I	4.70%
Lord Abbett Securities Trust-Growth Leaders Fund – Class I	12.09%
Lord Abbett Research Fund, Inc.-Growth Opportunities Fund – Class I	9.20%
Lord Abbett Investment Trust-High Yield Fund – Class I	17.99%
Lord Abbett Investment Trust-Inflation Focused Fund – Class I	5.18%
Lord Abbett Securities Trust-International Equity Fund – Class I	5.50%
Lord Abbett Securities Trust-International Value Fund – Class I	5.40%
Lord Abbett Mid Cap Stock Fund, Inc. – Class I	4.28%
Lord Abbett Investment Trust-Ultra Short Bond Fund – Class I	2.11%

Multi-Asset Growth Fund’s Investments:

Underlying Fund Name	% of Investments
Lord Abbett Affiliated Fund, Inc.-Class I	5.25%
Lord Abbett Equity Trust-Calibrated Large Cap Value Fund – Class I	10.22%
Lord Abbett Equity Trust-Calibrated Mid Cap Value Fund – Class I	11.71%
Lord Abbett Investment Trust-Convertible Fund – Class I	4.98%
Lord Abbett Securities Trust-Growth Leaders Fund – Class I	12.04%
Lord Abbett Research Fund, Inc.-Growth Opportunities Fund – Class I	12.75%
Lord Abbett Investment Trust-High Yield Fund – Class I	19.16%
Lord Abbett Investment Trust-Inflation Focused Fund – Class I	0.80%
Lord Abbett Securities Trust-International Equity Fund – Class I	7.87%
Lord Abbett Securities Trust-International Value Fund – Class I	7.94%
Lord Abbett Mid Cap Stock Fund, Inc. – Class I	7.02%
Lord Abbett Investment Trust-Ultra Short Bond Fund – Class I	0.26%

Multi-Asset Income Fund’s Investments:

Underlying Fund Name	% of Investments
Lord Abbett Equity Trust-Calibrated Mid Cap Value Fund – Class I	8.88%
Lord Abbett Investment Trust-Convertible Fund – Class I	14.98%
Lord Abbett Investment Trust-Core Fixed Income Fund – Class I	0.99%
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund – Class I	3.71%
Lord Abbett Securities Trust-Growth Leaders Fund – Class I	7.58%
Lord Abbett Research Fund, Inc.-Growth Opportunities Fund – Class I	5.65%
Lord Abbett Investment Trust-High Yield Fund – Class I	18.09%
Lord Abbett Investment Trust-Inflation Focused Fund – Class I	6.60%
Lord Abbett Securities Trust-International Equity Fund – Class I	5.37%
Lord Abbett Securities Trust-International Value Fund – Class I	5.52%
Lord Abbett Mid Cap Stock Fund, Inc. – Class I	6.20%
Lord Abbett Investment Trust-Ultra Short Bond Fund – Class I	16.43%

71

Investments in Underlying Funds (unaudited)(continued)

The Ten Largest Holdings and the Holdings by Sector, as of November 30, 2018, for each Underlying Fund are presented below. Each Underlying Fund’s annual and semiannual reports, which are sent to shareholders and filed with the SEC, contain information about the Underlying Fund’s portfolio holdings, including a complete schedule of holdings. A complete schedule of holdings for each Underlying Fund is also filed with the SEC on Form N-Q as of the end of each respective Underlying Fund’s first and third quarters. In addition, on or about the first day of the second month following each calendar quarter-end, each Fund makes publicly available a complete schedule of its portfolio holdings as of the last day of each such quarter. The information for the most recently ended calendar quarter may be viewed at www.lordabbett.com or requested at no charge by calling Lord Abbett at 888-522-2388.

Lord Abbett Affiliated Fund, Inc.

Ten Largest Holdings	% of Investments
Chevron Corp.	2.90%
Pfizer, Inc.	2.80%
JPMorgan Chase & Co.	2.55%
Merck & Co., Inc.	2.43%
Intel Corp.	2.40%
Bank of America Corp.	2.18%
Cisco Systems, Inc.	1.98%
Verizon Communications, Inc.	1.91%
Medtronic plc	1.64%
CME Group, Inc.	1.52%

Holding by Sector*	% of Investments
Communication Services	3.85%
Consumer Staples	11.08%
Energy	8.37%
Financial Services	20.62%
Health Care	11.84%
Industrials	9.73%
Information Technology	9.45%
Materials	4.62%
Mortgage Backed	9.36%
Real Estate	4.97%
Utilities	5.68%
Repurchase Agreement	0.43%
Total	100.00%

*	A sector may comprise several industries.

72

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Equity Trust – Calibrated Large Cap Value Fund

Ten Largest Holdings	% of Investments
JPMorgan Chase & Co.	3.95%
Pfizer, Inc.	3.06%
Chevron Corp.	2.99%
Bank of America Corp.	2.75%
Johnson & Johnson	2.20%
Cisco Systems, Inc.	2.15%
Intel Corp.	2.07%
Comcast Corp. Class A	1.88%
AT&T, Inc.	1.81%
Verizon Communications, Inc.	1.78%

Holding by Sector*	% of Investments
Communication Services	4.26%
Consumer Staples	7.78%
Energy	9.29%
Financials	23.30%
Health Care	16.10%
Industrials	7.09%
Information Technology	9.93%
Materials	3.85%
Mortgage Backed	7.80%
Real Estate	4.69%
Utilities	5.77%
Repurchase Agreement	0.14%
Total	100.00%

*	A sector may comprise several industries.

Lord Abbett Equity Trust – Calibrated Mid Cap Value Fund

Ten Largest Holdings	% of Investments
Public Service Enterprise Group, Inc.	1.69%
PPL Corp.	1.46%
KeyCorp	1.36%
Corning, Inc.	1.35%
Boston Properties, Inc.	1.33%
Zimmer Biomet Holdings, Inc.	1.32%
Ventas, Inc.	1.29%
Sempra Energy	1.26%
M&T Bank Corp.	1.26%
AES Corp.	1.24%

73

Investments in Underlying Funds (unaudited)(continued)

Holding by Sector*	% of Investments
Communication Services	1.47%
Consumer Staples	4.89%
Energy	6.28%
Financial Services	17.49%
Health Care	7.28%
Industrials	12.87%
Information Technology	9.13%
Materials	5.61%
Real Estate	14.08%
Utilities	10.50%
Mortgage Backed	9.92%
Repurchase Agreement	0.48%
Total	100.00%

*	A sector may comprise several industries.

Lord Abbett Investment Trust – Convertible Fund

Ten Largest Holdings	% of Investments
Tesla Energy Operations, Inc., 1.625%, 11/01/2019	3.75%
FireEye, Inc., 1.625%, 06/01/2035	3.66%
SunPower Corp., 4.00%, 01/15/2023	3.38%
Microchip Technology, Inc., 1.625%, 02/15/2025	2.80%
Vipshop Holdings Ltd. (China), 1.50%, 03/15/2019	2.72%
Wells Fargo & Co., 7.50%	2.50%
Bank of America Corp., 7.250%	2.37%
Tesla, Inc., 1.250%, 03/01/2021	1.98%
Becton Dickinson & Co., 6.125%	1.80%
DISH Network Corp., 3.375%, 08/15/2026	1.80%

Holding by Sector*	% of Investments
Automotive	2.65%
Banking	4.87%
Basic Industry	3.31%
Capital Goods	2.81%
Consumer Goods	3.68%
Energy	7.34%
Healthcare	17.25%
Insurance	0.50%
Leisure	2.73%
Media	4.28%
Real Estate	3.14%
Retail	2.96%
Services	4.09%
Technology & Electronics	29.71%
Telecommunications	1.43%
Transportation	3.23%
Utility	4.09%
Repurchase Agreement	1.93%
Total	100.00%

*	A sector may comprise several industries.

74

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Investment Trust – Core Fixed Income Fund

Ten Largest Holdings	% of Investments
Federal National Mortgage Assoc., 4.50%, 12/13/2048	14.06%
Federal National Mortgage Assoc., 4.00%, 12/13/2048	12.45%
U.S. Treasury Bill, Zero Coupon, 12/13/2018	3.49%
U.S. Treasury Inflation Indexed Note, 0.625%, 04/15/2023	3.44%
Federal Home Loan Bank Discount Notes, Zero Coupon, 02/15/2019	2.52%
U.S. Treasury Note, 3.125%, 11/15/2028	2.37%
U.S. Treasury Bond, 2.250%, 08/15/2046	2.05%
Federal Home Loan Bank Discount Notes, Zero Coupon, 01/31/2019	1.49%
U.S. Treasury Note, 1.625%, 11/15/2022	1.41%
U.S. Treasury Bond, 2.750%, 11/15/2042	1.21%

Holding by Sector*	% of Investments
Auto	0.57%
Consumer Cyclicals	0.11%
Consumer Services	0.81%
Consumer Staples	0.32%
Energy	1.64%
Financial Services	37.19%
Foreign Government	0.05%
Health Care	0.06%
Integrated Oils	0.39%
Materials and Processing	0.51%
Municipal	0.05%
Producer Durables	0.56%
Technology	0.41%
Telecommunications	0.27%
Transportation	0.29%
U.S. Government	52.08%
Utilities	1.39%
Repurchase Agreement	3.30%
Total	100.00%

*	A sector may comprise several industries.

Lord Abbett Global Fund, Inc. – Emerging Markets Bond Fund

Ten Largest Holdings	% of Investments
Republic of Ecuador, 8.75%, 06/02/2023	1.77%
Republic of Colombia, 5.%,06/15/2045	1.76%
Dominican Republic, 5.95%, 01/25/2027	1.71%
Republic of EI Salvador, 6.375% ,01/18/2027	1.69%
Petroleos Mexicanos, 5.350%, 02/12/2028	1.52%
United Mexican States, 4.75%, 03/08/2044	1.44%
Republic of Colombia, 3.875%, 04/25/2027	1.43%
Republic of Argentina, 6.875%, 01/11/2048	1.33%
United Mexican States, 3.75%, 01/11/2028	1.21%
Arab Republic of Egypt, 6.125%, 01/31/2022	1.19%

75

Investments in Underlying Funds (unaudited)(continued)

Holding by Sector*	% of Investments
Banking	3.77%
Basic Industry	3.47%
Capital Goods	0.30%
Consumer Goods	0.89%
Energy	11.96%
Financial Services	5.17%
Foreign Sovereign	64.72%
Real Estate	0.62%
Telecommunications	0.58%
Transportation	3.10%
Utilities	4.41%
Repurchase Agreement	1.01%
Total	100.00%

*	A sector may comprise several industries.

Lord Abbett Securities Trust – Growth Leaders Fund

Ten Largest Holdings	% of Investments
Microsoft Corp.	7.69%
Amazon.com, Inc.	4.98%
Alphabet, Inc. Class A	4.85%
Apple, Inc.	3.60%
UnitedHealth Group, Inc.	3.22%
Visa, Inc. Class A	2.56%
Mastercard, Inc. Class A	2.49%
Verizon Communications, Inc.	2.38%
Twilio, Inc. Class A	2.32%
Intuitive Surgical, Inc.	2.26%

Holding by Sector*	% of Investments
Communication Services	11.41%
Consumer Staples	3.62%
Health Care	19.04%
Industrials	7.42%
Information Technology	35.09%
Materials	0.99%
Mortgage Backed	18.60%
Financial services	1.19%
Repurchase Agreement	2.64%
Total	100.00%

*	A sector may comprise several industries.

76

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Research Fund – Growth Opportunities Fund

Ten Largest Holdings	% of Investments
ServiceNow, Inc.	2.39%
Global Payments, Inc.	1.98%
Centene Corp.	1.84%
Burlington Stores, Inc.	1.81%
Ultimate Software Group, Inc. (The)	1.79%
O’Reilly Automotive, Inc.	1.76%
Red Hat, Inc.	1.74%
SBA Communications Corp.	1.69%
Edwards Lifesciences Corp.	1.68%
Dollar General Corp.	1.68%

Holding by Sector*	% of Investments
Consumer Discretionary	15.81%
Consumer Staples	2.61%
Energy	1.26%
Financials	7.85%
Health Care	16.32%
Industrials	16.61%
Information Technology	30.76%
Materials	5.34%
Real Estate	1.69%
Repurchase Agreement	1.75%
Total	100.00%

*	A sector may comprise several industries.

Lord Abbett Investment Trust – High Yield Fund

Ten Largest Holdings	% of Investments
Sprint Capital Corp., 6.875%, 11/15/2028	1.30%
HCA, Inc., 5.250%, 06/15/2026	0.91%
T-Mobile USA, Inc., 6.50%, 01/15/2026	0.84%
CenturyLink, Inc., 7.50%, 04/01/2024	0.78%
Freeport-McMoRan, Inc., 3.875%, 03/15/2023	0.66%
Tenet Healthcare Corp., 5.125%, 05/01/2025	0.64%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.750%, 02/15/2026	0.57%
Bombardier, Inc., 7.50%, 03/15/2025	0.56%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.875%, 04/01/2024	0.55%
HCA, Inc., 5.50%, 06/15/2047	0.54%

77

Investments in Underlying Funds (unaudited)(continued)

Holding by Sector*	% of Investments
Automotive	2.25%
Banking	1.53%
Basic Industry	11.36%
Capital Goods	4.96%
Commercial Mortgage Backed	0.40%
Consumer Goods	3.60%
Energy	15.26%
Financial Services	2.74%
Foreign Sovereign	0.81%
Government Guaranteed	0.15%
Healthcare	12.62%
Insurance	1.37%
Leisure	4.76%
Local-Authority	0.10%
Media	9.54%
Real Estate	0.32%
Retail	7.56%
Services	5.31%
Technology & Electronics	3.28%
Telecommunications	5.84%
Transportation	2.19%
Utility	4.05%
Total	100.00%

*	A sector may comprise several industries.

Lord Abbett Investment Trust – Inflation Focused Fund

Ten Largest Holdings	% of Investments
Chase Issuance Trust 2016-A5, 1.270%, 07/15/2021	0.67%
VNDO Mortgage Trust 2012–6AVE A, 2.995%, 11/15/2030	0.62%
World Financial Network Credit Card Master Trust 2012-D A, 2.150%,04/17/2023	0.57%
GE Capital International Funding Co. Unlimited Co., 2.342%, 11/15/2020	0.56%
Ally Master Owner Trust 2018–4 A, 3.30%, 07/17/2023	0.50%
Citibank Credit Card Issuance Trust 2018-A6, 3.210%, 12/07/2024	0.48%
Sabine Pass Liquefaction LLC, 5.625%, 04/15/2023	0.47%
California Republic Auto Receivables Trust 2018–1 A2, 2.860%, 03/15/2021	0.45%
California Republic Auto Receivables Trust 2016–1 B, 3.430%, 02/15/2022	0.45%
Caesars Palace Las Vegas Trust 2017-VICI A, 3.531%, 10/15/2034	0.44%

78

Investments in Underlying Funds (unaudited)(continued)

Holding by Sector*	% of Investments
Auto	2.51%
Basic Industry	0.30%
Capital Goods	0.93%
Consumer Cyclicals	1.03%
Consumer Discretionary	0.73%
Consumer Services	1.33%
Consumer Staples	0.37%
Energy	7.94%
Financial Services	66.05%
Foreign Government	0.35%
Health Care	2.14%
Integrated Oils	0.31%
Materials and Processing	4.03%
Municipal	0.17%
Other	0.16%
Producer Durables	1.65%
Technology	2.05%
Telecommunications	0.79%
Transportation	0.51%
U.S. Government	2.41%
Utilities	2.50%
Repurchase Agreement	1.74%
Total	100.00%

*	A sector may comprise several industries.

Lord Abbett Securities Trust – International Equity Fund

Ten Largest Holdings	% of Investments
Novartis AG Registered Shares	2.08%
AstraZeneca plc	2.04%
Swiss Life Holding AG Registered Shares	1.98%
Sony Corp.	1.96%
AIA Group Ltd.	1.96%
Total SA	1.91%
Royal Dutch Shell plc B Shares	1.90%
Nestle SA Registered Shares	1.89%
ICICI Bank Ltd. ADR	1.80%
SAP SE	1.70%

79

Investments in Underlying Funds (unaudited)(continued)

Holding by Sector	% of Investments
Communication Services	7.19%
Consumer Discretionary	9.78%
Consumer Staples	11.15%
Energy	7.13%
Financial Services	24.14%
Health Care	11.29%
Industrials	10.89%
Information Technology	5.77%
Materials	7.15%
Real Estate	2.68%
Utilities	1.01%
Repurchase Agreement	1.82%
Total	100.00%

*	A sector may comprise several industries.

Lord Abbett Securities Trust – International Value Fund

Ten Largest Holdings	% of Investments
Novartis AG Registered Shares	3.74%
Royal Dutch Shell plc Class A ADR	3.67%
Total SA	3.37%
Sanofi	2.92%
Allianz SE Registered Shares	2.78%
Toyota Motor Corp.	2.64%
iShares MSCI Japan ETF	2.42%
Swiss Life Holding AG Registered Shares	2.34%
Spark New Zealand Ltd.	2.08%
Sumitomo Mitsui Financial Group, Inc.	2.04%

Holding by Sector*	% of Investments
Communication Services	6.38%
Consumer Staples	6.70%
Energy	11.37%
Exchange Traded Fund	2.42%
Financial Services	27.13%
Health Care	11.89%
Industrials	6.26%
Information Technology	2.73%
Materials	4.48%
Mortgage Backed	8.93%
Real Estate	4.14%
Utilities	4.32%
Repurchase Agreement	3.25%
Total	100.00%

*	A sector may comprise several industries.

80

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Mid Cap Stock Fund, Inc.

Ten Largest Holdings	% of Investments
FirstEnergy Corp.	2.43%
KeyCorp	2.36%
CMS Energy Corp.	2.26%
Evergy, Inc.	2.14%
UDR, Inc.	2.00%
Citizens Financial Group, Inc.	1.93%
Ashland Global Holdings, Inc.	1.77%
Textron, Inc.	1.72%
Alexandria Real Estate Equities, Inc.	1.69%
Corning, Inc.	1.64%

Holding by Sector*	% of Investments
Consumer Staples	5.17%
Energy	6.62%
Financial Services	19.52%
Health Care	6.98%
Industrials	14.72%
Information Technology	7.64%
Materials	8.07%
Mortgage Backed	8.44%
Real Estate	10.47%
Utilities	9.53%
Repurchase Agreement	2.84%
Total	100.00%

*	A sector may comprise several industries.

Lord Abbett Investment Trust-Ultra Short Bond Fund

Ten Largest Holdings	% of Investments
Morgan Stanley, 3.4141%, 02/14/2020	1.79%
U.S. Treasury Bill, Zero Coupon, 02/07/2019	1.78%
Ford Credit Auto Owner Trust 2014–2 A, 2.31%, 04/15/2026	0.88%
Rockwell Collins, Inc., 2.5937%, 12/17/2018	0.86%
Bank of America NA, 2.9568%, 08/28/2020	0.85%
Enbridge Energy Partners LP, 3.2738%, 01/03/2019	0.85%
Keurig Dr Pepper, Inc., 2.6724%, 12/21/2018	0.83%
UBS AG, 3.0268%, 05/28/2019	0.83%
FMC Corp., 3.1010–3.1517%, 12/31/2018	0.82%
Enbridge Energy Partners LP, 3.1719–3.1721%, 12/03/2018	0.74%

81

Investments in Underlying Funds (unaudited)(concluded)

Holding by Sector*	% of Investments
Auto	5.91%
Capital Goods	0.02%
Consumer Cyclicals	3.02%
Consumer Services	0.50%
Consumer Staples	2.83%
Energy	9.85%
Financial Services	52.20%
Health Care	4.39%
Integrated Oils	5.54%
Materials and Processing	0.22%
Producer Durables	2.88%
Technology	5.74%
Telecommunications	0.23%
Transportation	0.33%
U.S. Government	1.78%
Utilities	4.56%
Total	100.00%

*	A sector may comprise several industries.

82

Basic Information About Management

The Board is responsible for the management of the business and affairs of the Trust in accordance with the laws of the State of Delaware. The Board elects officers who are responsible for the day-to-day operations of each Fund and who execute policies authorized by the Board. The Board also approves an investment adviser to each Fund and continues to monitor the cost and quality of the services the investment adviser provides, and annually considers whether to renew the contract with the adviser. Generally, each Trustee holds office until his/her successor is elected and qualified or until his/her earlier resignation or removal, as provided in the Trust’s organizational documents.

Lord Abbett, a Delaware limited liability company, is each Fund’s investment adviser. Designated Lord Abbett personnel are responsible for the day-to-day management of the Funds.

Interested Trustees

Mr. Sieg is affiliated with Lord Abbett and is an “interested person” of the Trust as defined in the Act. Mr. Sieg is director/trustee of each of the 13 investment companies in the Lord Abbett Family of Funds, which consist of 61 portfolios or series. Mr. Sieg is an officer of the Lord Abbett Family of Funds.

Name, Address and Year of Birth	Current Position and Length of Service with the Trust	Principal Occupation and Other Directorships During the Past Five Years
Douglas B. Sieg Lord, Abbett & Co. LLC 90 Hudson Street Jersey City, NJ 07302 (1969)	Trustee since 2016; President and Chief Executive Officer since 2018	Principal Occupation: Managing Partner (since 2018) and was formerly Head of Client Services, joined Lord Abbett in 1994. Other Directorships: None.

Independent Trustees

The following Independent Trustees also are directors/trustees of each of the 13 investment companies in the Lord Abbett Family of Funds, which consist of 61 portfolios or series.

Name, Address and Year of Birth	Current Position and Length of Service with the Trust	Principal Occupation and Other Directorships During the Past Five Years
Eric C. Fast Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1949)	Trustee since 2014	Principal Occupation: Chief Executive Officer of Crane Co., an industrial products company (2001 – 2014).

Other Directorships: Currently serves as director of Automatic Data Processing, Inc. (since 2007) and Regions Financial Corporation (since 2010). Previously served as a director of Crane Co. (1999 – 2014).

Evelyn E. Guernsey Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1955)	Trustee since 2011	Principal Occupation: CEO, Americas of J.P. Morgan Asset Management (2004 – 2010). Other Directorships: None.

Julie A. Hill Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1946)	Trustee since 2004	Principal Occupation: Owner and CEO of The Hill Company, a business consulting firm (since 1998).

Other Directorships: Currently serves as director of Anthem, Inc., a health benefits company (since 1994).

83

Basic Information About Management (continued)

Name, Address and Year of Birth	Current Position and Length of Service with the Trust	Principal Occupation and Other Directorships During the Past Five Years
Kathleen M. Lutito Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1963)	Trustee since 2017	Principal Occupation: President and Chief Investment Officer of CenturyLink Investment Management Company (since 2006). Other Directorships: None

James M. McTaggart Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1947)	Trustee since 2012	Principal Occupation: Independent management advisor and consultant (since 2012); Vice President, CRA International, Inc. (doing business as Charles River Associates), a global management consulting firm (2009 – 2012); Founder and Chairman of Marakon Associates, Inc., a strategy consulting firm (1978–2009); and Officer and Director of Trinsum Group, a holding company (2007–2009).

Other Directorships: Blyth, Inc., a home products company (2004–2015).

Karla M. Rabusch Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1959)	Trustee since 2017	Principal Occupation: President and Director of Wells Fargo Funds Management, LLC (2003–2017); President of Wells Fargo Funds (2003–2016). Other Directorships: None.

Mark A. Schmid Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1959)	Trustee since 2016	Principal Occupation: Vice President and Chief Investment Officer of the University of Chicago (since 2009). Other Directorships: None.

James L.L. Tullis Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1947)	Trustee since 2006; Chairman since 2017	Principal Occupation: CEO of Tullis-Dickerson and Co. Inc., a venture capital management firm (since 1990); CEO of Tullis Health Investors Inc. (since 2012).

Other Directorships: Currently serves as director of Crane Co. (since 1998).

84

Basic Information About Management (continued)

Officers

None of the officers listed below have received compensation from the Trust. All of the officers of the Trust also may be officers of the other Lord Abbett Funds and maintain offices at 90 Hudson Street, Jersey City, NJ 07302. Unless otherwise indicated, the position(s) and title(s) listed under the “Principal Occupation During the Past Five Years” column indicate each officer’s position(s) and title(s) with Lord Abbett. Each officer serves for an indefinite term (i.e., until his or her death, resignation, retirement, or removal).

Name and Year of Birth	Current Position with the Trust	Length of Service of Current Position	Principal Occupation During the Past Five Years
Douglas B. Sieg (1969)	President and Chief Executive Officer	Elected in 2018	Managing Partner of Lord Abbett (since 2018) and was formerly Head of Client Services, joined Lord Abbett in 1994.

Yoana N. Koleva (1980)	Executive Vice President	Elected in 2018	Managing Director and Portfolio Manager, joined Lord Abbett in 2011.

Alan R. Kurtz (1976)	Executive Vice President	Elected in 2013	Portfolio Manager, joined Lord Abbett in 2000.

Jeffrey D. Lapin (1967)	Executive Vice President	Elected in 2012	Partner and Portfolio Manager, joined Lord Abbett in 2012.

Robert A. Lee (1969)	Executive Vice President	Elected in 1998	Partner and Chief Investment Officer, and was formerly Deputy Chief Investment Officer and Director of Taxable Fixed Income, joined Lord Abbett in 1997.

Giulio Martini (1955)	Executive Vice President	Elected in 2015	Partner and Director of Strategic Asset Allocation, joined Lord Abbett in 2015 and was formerly Global Investment Strategist at Anderson Global Macro LLC (2012 – 2015).

Andrew H. O’Brien (1973)	Executive Vice President	Elected in 2007	Partner and Portfolio Manager, joined Lord Abbett in 1998.

Steven F. Rocco (1979)	Executive Vice President	Elected in 2010	Partner and Director of Taxable Fixed Income, joined Lord Abbett in 2004.

Kewjin Yuoh (1971)	Executive Vice President	Elected in 2016	Partner and Portfolio Manager, joined Lord Abbett in 2010.

Adam C. Castle (1986)	Vice President	Elected in 2018	Portfolio Manager, joined Lord Abbett in 2015 and was formerly Vice President at Credit Suisse (2013 – 2015).

85

Basic Information About Management (continued)

Name and Year of Birth	Current Position with the Trust	Length of Service of Current Position	Principal Occupation During the Past Five Years
Pamela P. Chen (1978)	Vice President, Assistant Secretary and Privacy Officer	Elected in 2018	Associate General Counsel, joined Lord Abbett in 2017 and was formerly Special Counsel at Schulte, Roth & Zabel LLP (2005–2017).

John T. Fitzgerald (1975)	Vice President and Assistant Secretary	Elected in 2018	Deputy General Counsel, joined Lord Abbett in 2018 and was formerly Deputy Head of U.S. Funds Legal, Executive Director and Assistant General Counsel at JPMorgan Chase (2005–2018).

Christopher J. Gizzo (1986)	Vice President	Elected in 2018	Managing Director and Portfolio Manager, joined Lord Abbett in 2008.

Bernard J. Grzelak (1971)	Chief Financial Officer and Vice President	Elected in 2017	Partner, Chief Operating Officer, and Global Funds and Risk Officer, joined Lord Abbett in 2003.

Jeffrey O. Herzog (1978)	Vice President	Elected in 2018	Portfolio Manager, joined Lord Abbett in 2013 and was formerly Senior Economist at Oxford Economics (2012–2013).

Linda Y. Kim (1980)	Vice President and Assistant Secretary	Elected in 2016	Counsel, joined Lord Abbett in 2015 and was formerly an Associate at Stroock & Stroock & Lavan LLP (2007–2015).

Hyun Lee (1970)	Vice President	Elected in 2013	Portfolio Manager, joined Lord Abbett in 2001.

Joseph M. McGill (1962)	Chief Compliance Officer	Elected in 2014	Partner and Chief Compliance Officer, joined Lord Abbett in 2014 and was formerly Managing Director and the Chief Compliance Officer at UBS Global Asset Management (2003–2013).

86

Basic Information About Management (concluded)

Name and Year of Birth	Current Position with the Trust	Length of Service of Current Position	Principal Occupation During the Past Five Years
A. Edward Oberhaus, III (1959)	Vice President	Elected in 1996	Partner and Director, joined Lord Abbett in 1983.

Kearney M. Posner (1978)	Vice President	Elected in 2018	Portfolio Manager, joined Lord Abbett in 2015 and was formerly a Director at MetLife (2008–2015).

David B. Ritt (1976)	Vice President	Elected in 2018	Portfolio Manager, joined Lord Abbett in 2006.

Amanda S. Ryan (1978)	Vice President and Assistant Secretary	Elected in 2018	Counsel, joined Lord Abbett in 2016 and was formerly a Director and Corporate Counsel at PGIM Investments (2012 – 2016).

Lawrence B. Stoller (1963)	Vice President, Secretary and Chief Legal Officer	Elected in 2007	Partner and General Counsel, joined Lord Abbett in 2007.

Leah G. Traub (1979)	Vice President	Elected in 2016	Partner and Portfolio Manager, joined Lord Abbett in 2007.

Jackson C. Chan (1964)	AML Compliance Officer	Elected in 2018	Deputy Chief Compliance Officer and Director of Regulatory Affairs, joined Lord Abbett in 2014 and was formerly Director at UBS Global Asset Management (2005–2014).

Vito A. Fronda (1969)	Treasurer	Elected in 2018	Partner and Director of Taxation, joined Lord Abbett in 2003.

Please call 888-522-2388 for a copy of the statement of additional information, which contains further information about the Trust’s Trustees. It is available free upon request.

87

Householding

The Trust has adopted a policy that allows it to send only one copy of each Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to each Fund’s portfolio securities, and information on how Lord Abbett voted each Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

88

Tax Information

The percentages below reflect the portion of ordinary income distributions that are eligible for the corporate dividend received deduction (DRD) and the qualified dividend income (QDI) for individual shareholders.

Fund Name	DRD	QDI
Multi-Asset Balanced Opportunity Fund	20%	31%
Multi-Asset Growth Fund	25%	39%
Multi-Asset Income Fund	11%	22%

Additionally, of the distributions paid to shareholders during the fiscal year ended November 30, 2018, the following amounts represent capital gains.

Fund Name	Long-Term
Multi-Asset Balanced Opportunity Fund	$35,997,617
Multi-Asset Growth Fund	32,735,533

Each fund intends to pass through foreign source income and foreign taxes as follows:

	Foreign
Fund Name	Source Income	Foreign Taxes
Multi-Asset Balanced Opportunity Fund	$3,025,272	$258,787
Multi-Asset Growth Fund	3,657,815	207,076
Multi-Asset Income Fund	2,263,345	236,669

89

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by

LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Investment Trust Lord Abbett Multi-Asset Balanced Opportunity Fund Lord Abbett Multi-Asset Growth Fund Lord Abbett Multi-Asset Income Fund	LASAF-2 (01/19)

LORD ABBETT

ANNUAL REPORT

Lord Abbett

Convertible Fund	Income Fund

Core Fixed Income Fund	Inflation Focused Fund

Core Plus Bond Fund	Short Duration Core Bond Fund

Corporate Bond Fund	Short Duration Income Fund

Floating Rate Fund	Total Return Fund

High Yield Fund	Ultra Short Bond Fund

For the fiscal year ended November 30, 2018

Important Information on Paperless Delivery

Beginning in January 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer, investment advisor or bank. Instead, the reports will be made available on Lord Abbett’s website and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. Shareholders who hold accounts directly with a Fund may elect to receive shareholder reports and other communications from the Fund electronically by signing into your Lord Abbett online account at lordabbett.com and selecting “Log In.” For further information, you may also contact the Funds at (800) 821-5129. Shareholders who hold accounts through a financial intermediary should contact them directly.

You may elect to receive all future reports in paper free of charge by contacting a Fund at (800) 821-5129. Your election to receive reports in paper will apply to all funds held with Lord Abbett. If your fund shares are held through a financial intermediary please contact them directly. Your election applies to all funds held with that intermediary.

Table of Contents

1	A Letter to Shareholders

19	Investment Comparisons

43	Information About Your Fund’s Expenses and Holdings Presented by Sector

Schedules of Investments:

68	Convertible Fund

77	Core Fixed Income Fund

96	Core Plus Bond Fund

115	Corporate Bond Fund

126	Floating Rate Fund

163	High Yield Fund

195	Income Fund

223	Inflation Focused Fund

285	Short Duration Core Bond Fund

299	Short Duration Income Fund

363	Total Return Fund

390	Ultra Short Bond Fund

418	Statements of Assets and Liabilities

426	Statements of Operations

432	Statements of Changes in Net Assets

440	Financial Highlights

482	Notes to Financial Statements

537	Report of Independent Registered Public Accounting Firm

538	Supplemental Information to Shareholders

Lord Abbett Investment Trust

Lord Abbett Convertible Fund, Lord Abbett Core Fixed Income Fund, Lord Abbett Core Plus Bond Fund, Lord Abbett Corporate Bond Fund, Lord Abbett Floating Rate Fund, Lord Abbett High Yield Fund, Lord Abbett Income Fund, Lord Abbett Inflation Focused Fund, Lord Abbett Short Duration Core Bond Fund, Lord Abbett Short Duration Income Fund, Lord Abbett Total Return Fund, and Lord Abbett Ultra Short Bond Fund

Annual Report

For the fiscal year ended November 30, 2018

From left to right: James L.L. Tullis, Independent Chairman of the Lord Abbett Funds and Douglas B. Sieg Trustee, President, and Chief Executive Officer of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this overview of the performance of the Funds for the fiscal year ended November 30, 2018. On this page and the following pages, we discuss the major factors that influenced fiscal year performance. For detailed and more timely information about the Funds, please visit our website at www.lordabbett.com, where you also can access the quarterly commentaries that provide updates on each Fund’s performance and other portfolio related updates.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Douglas B. Sieg

Trustee, President and Chief Executive Officer

Lord Abbett Convertible Fund

For the fiscal year ended November 30, 2018, the Fund returned 0.94%, reflecting performance at the net asset value (NAV) of Class A shares with all distributions reinvested, compared to its benchmark, the ICE BofAML All Convertibles, All Qualities Index,1 which returned 4.86% over the same period.

During the period, there were several market-moving events. Notably, in

December 2017 Congress passed the largest rewrite of the U.S. tax code in decades. The tax bill reduced the corporate tax rate from 35% to 21% and allowed for a one-time repatriation tax of 15.5% rather than the standard repatriation tax rate of 35%. Furthermore, in June 2018 the White House announced its intent to impose additional tariffs on $200 billion worth of Chinese goods, on top of the $50 billion previously announced. The aggressive U.S. trade posture continued into September with trade tensions mounting between the U.S. and China. In December 2017, the U.S. Federal Reserve (the “Fed”) raised its target for short-term interest rates by 0.25%, to a range of 1.25-1.50%, and indicated that it was targeting three rate hikes in 2018. The Fed followed with rate hikes of 0.25% at each of its March, June and September meetings, raising the target range to 2.00-2.25%. Amid rising concerns surrounding escalating trade tensions, slowing growth, and increasing interest rates, the Nasdaq experienced the largest monthly drop since 2008 in October 2018. Additionally, in October and November of 2018, both the investment grade and high yield markets experienced a sell-off due to a number of idiosyncratic risks and concerns over slower growth and rising inflation. Despite the sell-off, the U.S. economy continued to expand by more than 2% during each quarter of the trailing 12-month period.

During the 12-month period the leveraged credit sectors of the U.S. fixed income market, including high yield bonds and loans, experienced positive returns, outperforming traditional government-related and investment grade securities. Convertibles was the best performing fixed income category as strong growth from the technology sector earlier in the period was a major benefit. The convertible market saw robust issuance during the period, with issuance reaching a multi-year high.

Among the largest detractors from the Fund’s relative performance during the period were overweights in the energy and industrials sectors. In addition, security selection and positioning detracted from relative performance within the materials sector. The Fund’s allocation to common stocks also detracted from relative performance during the 12-month period.

Among the largest contributors to the Fund’s relative performance during the period were security selection and an overweight in the health care sector. Furthermore, the Fund’s underweight in the financials sector also contributed to relative performance.

Lord Abbett Core Fixed Income Fund

For the 12-month period ended November 30, 2018, the Fund returned -1.64%, reflecting performance at the net asset value (NAV) of Class A shares with all distributions reinvested, compared to its benchmark, the Bloomberg Barclays U.S.

Aggregate Bond Index,2 which returned -1.34%.

During the period, there were several market-moving events. Notably, in December 2017, Congress passed the largest rewrite of the U.S. tax code in decades. The tax bill reduced the corporate tax rate from 35% to 21% and allowed for a one-time repatriation tax of 15.5%, rather than the standard repatriation tax rate of 35%. In June 2018, the White House announced its intent to impose additional tariffs on $200 billion worth of Chinese goods, on top of the $50 billion previously announced. The aggressive U.S. trade posture continued into September with trade tensions mounting between the U.S. and China. While the impact has yet to fully be realized, many corporations anticipate that the retaliatory tariffs will weigh on profits. In December 2017, the Federal Reserve (the “Fed”) raised its target for short-term interest rates by 0.25%, to a range of 1.25-1.50%, and indicated that it was targeting three rate hikes in 2018. The Fed followed with rate hikes of 0.25% at each of its March, June and September meetings, raising the target range to 2.00-2.25%. As the Fed continued to raise rates, the U.S. Treasury yield curve flattened through the year, with the yield on 10-year U.S. Treasury securities (“Treasuries”) reaching above 3.2% in November and the yield on 2-year Treasuries reaching 2.98%. Amid rising concerns surrounding escalating trade tensions, slowing growth, and increasing interest rates, the Nasdaq experienced the largest monthly drop since

2008 in October. Additionally, in October and November of 2018, both the investment grade and high yield market experienced a sell-off due to a number of idiosyncratic risks and concerns over slower growth and rising inflation. Despite the sell-off, the U.S. economy continued to expand by more than 2% during each quarter of the trailing 12-month period, with domestic GDP growth ranging between 2.2% to 4.2% from the third quarter of 2017 to the third quarter of 2018. The 4.2% GDP growth in the second quarter marked the strongest growth rate since the third quarter of 2014. Inflation, as measured by the Consumer Price Index (CPI), continued to rise, gaining 2.5% year over year, which was mostly pushed higher by oil prices. However, oil prices have since receded significantly due to oversupply.

For the 12-month period ended November 2018, the Fund’s security selection within high quality mortgage-backed securities (MBS) detracted most from relative performance. An underweight allocation to U.S. Treasuries also detracted from relative performance, as a flight-to-quality in November led U.S. Treasuries to outperform the broader index.

The Fund’s overweight to and security selection within commercial mortgage-backed securities (CMBS) contributed the most to relative performance, as CMBS outperformed other investment grade fixed income asset classes. Within CMBS, we believe we have been able to identify idiosyncratic opportunities, particularly within ‘BBB’ rated credits, and favor relative value within single asset/single borrower deals across the credit spectrum. An overweight to asset-backed securities (ABS) also contributed to performance. We favor the liquidity that ABS provide, and continue to find unique pockets of relative value and appealing risk-adjusted spread, primarily in credit card and auto-related ABS.

Lord Abbett Core Plus Bond Fund

For the 12-month period ended November 30, 2018, the Fund returned -1.16%, reflecting performance at the net asset value (NAV) of Class A shares with all distributions reinvested, compared to its benchmark, the Bloomberg Barclays U.S. Universal Index,3 which returned -1.36%.

During the period, there were several market-moving events. Notably, in December 2017, Congress passed the largest rewrite of the U.S. tax code in decades. The tax bill reduced the corporate tax rate from 35% to 21% and allowed for a one-time repatriation tax of 15.5%, rather than the standard repatriation tax rate of 35%. In June 2018, the White House announced its intent to impose additional tariffs on $200 billion worth of Chinese goods, on top of the $50 billion previously announced. The aggressive U.S. trade posture continued into September with trade tensions mounting between the U.S. and China. While the impact has yet to fully be realized, many corporations anticipate that the retaliatory tariffs will weigh on profits. In December 2017, the Federal Reserve (the “Fed”) raised its target for short-term interest rates by 0.25%, to a range of 1.25-1.50%, and indicated that it was targeting three rate hikes in 2018. The Fed followed with rate hikes of 0.25% at each of its March, June and September meetings, raising the target range to 2.00-2.25%. As the Fed continued to raise rates, the U.S. Treasury yield curve flattened through the year, with the yield on 10-year U.S. Treasury securities (“Treasuries”) reaching above 3.2% in November and the yield on 2-year Treasuries reaching 2.98%. Amid rising concerns surrounding escalating trade tensions, slowing growth, and increasing interest rates, the Nasdaq experienced the largest monthly drop since 2008 in October. Additionally, in October and November of 2018, both the investment grade and high yield market experienced a sell-off due to a number of idiosyncratic risks and concerns over slower growth and rising inflation. Despite the sell-off, the U.S. economy continued to expand by more than 2% during each quarter of the trailing 12-month period, with domestic GDP growth ranging between 2.2% to 4.2% from the third quarter of 2017 to the third quarter of 2018. The 4.2% GDP growth in the second quarter marked the strongest growth rate since the third quarter of 2014. Inflation, as measured by the Consumer Price Index (CPI), continued to rise, gaining 2.5% year over year, which was mostly pushed higher by oil prices. However, oil prices have since receded significantly due to oversupply.

For the 12-month period ended November 2018, the Fund’s overweight to and security selection within commercial mortgage-backed securities (CMBS) contributed the most to relative performance, as CMBS outperformed other investment grade fixed income asset classes. Within CMBS, we believe we have been able to identify idiosyncratic opportunities, particularly within ‘BBB’ rated credits, and favor relative value within single asset/single borrower deals across the credit spectrum. An overweight to asset-backed securities (ABS) also contributed to performance. We favor the liquidity that ABS provide, and continue to find unique pockets of relative value and appealing risk-adjusted spread, primarily in credit card and auto-related ABS.

The Fund’s security selection within high quality mortgage-backed securities (MBS) detracted most from relative performance. An underweight allocation to U.S. Treasuries also detracted from relative performance, as a flight-to-quality in November led U.S. Treasuries to outperform the broader index.

Lord Abbett Corporate Bond Fund

For the 12-month period ended November 30, 2018, the Fund returned -3.36%, reflecting performance at the net asset value (NAV) of Class A shares with all distributions reinvested, compared to its benchmark, the Bloomberg Barclays U.S. Corporate Investment Grade Index,4 which returned -3.04%.

During the period, there were several market-moving events. Notably, in December 2017, Congress passed the largest rewrite of the U.S. tax code in decades. The tax bill reduced the corporate tax rate from 35% to 21% and allowed for a one-time repatriation tax of 15.5%, rather than the standard repatriation tax rate of 35%. In June 2018, the White House announced its intent to impose additional tariffs on $200 billion worth of Chinese goods, on top of the $50 billion previously announced. The aggressive U.S. trade posture continued into September with trade tensions mounting between the U.S. and China. While the impact has yet to fully be realized, many corporations anticipate that the retaliatory tariffs will weigh on profits. In December 2017, the Federal Reserve (the “Fed”) raised its target for short-term interest rates by 0.25%, to a range of 1.25-1.50%, and indicated that it was targeting three rate hikes in 2018. The Fed followed with rate hikes of 0.25% at each of its March, June and September meetings, raising the target range to 2.00-2.25%. As the Fed continued to raise rates, the U.S. Treasury yield curve flattened through the year, with the yield on 10-year U.S. Treasury securities (“Treasuries”) reaching above 3.2% in November and the yield on 2-year Treasuries reaching 2.98%. Amid rising concerns surrounding escalating trade tensions, slowing global growth, and increasing interest rates, the Nasdaq experienced the largest monthly drop since 2008 in October. Additionally, in October and November of 2018, both the investment grade and high yield market experienced a sell-off due to a number of idiosyncratic risks and concerns over slower growth and rising inflation. Despite the sell-off, the U.S. economy continued to expand by more than 2% during each quarter of the trailing 12-month period, with domestic GDP growth ranging between 2.2% to 4.2% from the third quarter of 2017 to the third quarter of 2018. The 4.2% GDP growth in the second quarter marked the strongest growth rate since the third quarter of 2014. Inflation, as measured by the Consumer Price Index (CPI), continued to rise, gaining 2.5% year over year, which was mostly pushed higher by oil prices. However, oil prices have since receded significantly due to oversupply.

Security selection to domestic automakers within the consumer cyclical sector detracted from relative performance, as domestic automakers were hurt throughout the year due to the trade war and tariffs imposed on steel and aluminum. Additionally, minor allocations to sovereign securities detracted from relative performance. Sovereign securities were hurt amid global trade tensions and geopolitical pressures with China.

For the 12-month period ended November 2018, the primary contributor to relative performance was security selection in ‘BBB’ rated corporate bonds as well as security selection in corporate bonds within the energy sector. Additionally, a minor allocation to asset-backed securities contributed to relative performance.

Lord Abbett Floating Rate Fund

For the fiscal year ended November 30, 2018, the Fund returned 2.74%, reflecting performance at the net asset value (NAV) of Class A shares with all distributions reinvested, compared to its benchmark, the Credit Suisse Leveraged Loan Index,6 which returned 3.91% over the same period.

During the period, there were several market-moving events. Notably, in December 2017, Congress passed the largest rewrite of the U.S. tax code in decades. The tax bill reduced the corporate tax rate from 35% to 21% and allowed for a one-time repatriation tax of 15.5%, rather than the standard repatriation tax rate of 35%. In June 2018, the White House announced its intent to impose additional tariffs on $200 billion worth of Chinese goods, on top of the $50 billion previously announced. The aggressive U.S. trade posture continued into September with trade tensions mounting between the U.S. and China. While the impact has yet to fully be realized, many corporations anticipate that the retaliatory tariffs will weigh on profits. In December 2017, the Federal Reserve (the “Fed”) raised its target for short-term interest rates by 0.25%, to a range of 1.25-1.50%, and indicated that it was targeting three rate hikes in 2018. The Fed followed with rate hikes of 0.25% at each of its March, June and September meetings, raising the target range to 2.00-2.25%. As the Fed continued to raise rates, the U.S. Treasury yield curve flattened through the year, with the yield on 10-year U.S. Treasury securities (“Treasuries”) reaching above 3.2% in November and the yield on 2-year Treasuries reaching 2.98%. Amid rising concerns surrounding escalating trade tensions, slowing global growth, and increasing interest rates, the Nasdaq experienced the largest monthly drop since 2008 in October. In October and November of 2018, both the investment grade and high yield market experienced a sell-off due to a number of idiosyncratic risks and concerns over slower growth and rising inflation. Despite the sell-off, the U.S. economy continued to expand by more than 2% during each quarter of the trailing 12-month period, with domestic GDP growth ranging between 2.2% to 4.2% from the third quarter of 2017 to the third quarter of 2018. The 4.2% GDP growth in the second quarter marked the strongest growth rate since the third quarter of 2014. Inflation, as measured by the Consumer Price Index (CPI), continued to rise, gaining 2.5% year over year, which was mostly pushed higher by oil prices. However, oil prices have since receded significantly due to oversupply.

During the 12-month period, bank loans experienced positive returns. Returns within the loans markets were driven primarily by the lower quality segment, as ‘CCC’ rated loans meaningfully outperformed the broader market during the year.

Among the largest detractors from the Fund’s relative performance during the period was security selection in the energy and transportation sectors. The Fund’s underweight to the retail sector was also a detractor, as low unemployment, high consumer confidence, and an uptick in wage inflation were tailwinds for this sector during the period.

Among the largest contributors to the Fund’s relative performance during the period was security selection within the services and information technology sectors. In addition, security selection and an underweight position in the diversified media sector was a contributor to relative performance.

Lord Abbett High Yield Fund

For the fiscal year ended November 30, 2018, the Fund returned -2.03%, reflecting performance at the net asset value (NAV) of Class A shares with all distributions reinvested, compared to its benchmark, the ICE BofA Merrill Lynch U.S. High Yield Constrained Index,5 which returned 0.22% over the same period.

During the period, there were several market-moving events. Notably, in December 2017, Congress passed the largest rewrite of the U.S. tax code in decades. The tax bill reduced the corporate tax rate from 35% to 21% and allowed for a one-time repatriation tax of 15.5%, rather than the standard repatriation tax rate of 35%. In June 2018, the White House announced its intent to impose additional tariffs on $200 billion worth of Chinese goods, on top of the $50 billion previously announced. The aggressive U.S. trade posture continued into September with trade tensions mounting between the U.S. and China. While the impact has yet to fully be realized, many corporations anticipate that the retaliatory tariffs will weigh on profits. In December 2017, the Federal Reserve (the “Fed”) raised its target for short-term interest rates by 0.25%, to a range of 1.25-1.50%, and indicated that it was targeting three rate hikes in 2018. The Fed followed with rate hikes of 0.25% at each of its March, June and September meetings, raising the target range to 2.00-2.25%. As the Fed continued to raise rates, the U.S. Treasury yield curve flattened through the year, with the yield on 10-year U.S. Treasury securities (“Treasuries”) reaching above 3.2% in November and the yield on 2-year Treasuries reaching 2.98%. Amid rising concerns surrounding escalating trade tensions, slowing global growth, and increasing interest rates, the Nasdaq experienced the largest monthly drop since 2008 in October. Additionally, in October and November of 2018, both the investment grade and high yield market experienced a sell-off due to a number of idiosyncratic risks and concerns over slower growth and rising inflation. Despite the sell-off, the U.S. economy continued to expand by more than 2% during each quarter of the trailing 12-month period, with domestic GDP growth ranging between 2.2% to 4.2% from the third quarter of 2017 to the third quarter of 2018. The 4.2% GDP growth in the second quarter marked the strongest growth rate since the third quarter of 2014. Inflation, as measured by the Consumer Price Index (CPI), continued to rise, gaining 2.5% year over year, which was mostly pushed higher by oil prices. However, oil prices have since receded significantly due to oversupply.

Despite significant volatility and spread widening during the period, particularly during October and November, high yield bonds posted modestly positive returns. Returns were driven primarily by the lower-rated segment, as ‘B’ and ‘CCC’ rated bonds meaningfully outperformed the broader high yield market during the period.

Among the largest detractors from the Fund’s relative performance during the period was an underweight position in the telecom sector, as this sector was among the best performers during the period. Additionally, security selection within the consumer non-cyclical and energy sectors were relative detractors. The Fund’s allocation to off-benchmark asset classes, such as emerging market corporate debt and equities, also detracted from relative performance, as these assets experienced significant volatility during the period.

Among the largest contributors to the Fund’s relative performance during the period was security selection within the consumer cyclical and technology sectors. The Fund’s allocation to bank loans also contributed, as bank loans were among the best performing fixed income asset classes during the period.

Lord Abbett Income Fund

For the 12-month period ended November 30, 2018, the Fund returned -2.78%, reflecting performance at the net asset value (NAV) of Class A shares with all distributions reinvested, compared to its benchmark, the Bloomberg Barclays U.S. Credit Bond Index,7 which returned -2.79%.

During the period, there were several market-moving events. Notably, in December 2017, Congress passed the largest rewrite of the U.S. tax code in decades. The tax bill reduced the corporate tax rate from 35% to 21% and allowed for a one-time repatriation tax of 15.5%, rather than the standard repatriation tax rate of 35%. In June 2018, the White House announced its intent to impose additional tariffs on $200 billion worth of Chinese goods, on top of the $50 billion previously announced. The aggressive U.S. trade posture continued into September with trade tensions mounting between the U.S. and China. While the impact has yet to fully be realized, many corporations anticipate that the retaliatory tariffs will weigh on profits. In December 2017, the Federal Reserve (the “Fed”) raised its target for short-term interest rates by 0.25%, to a range of 1.25-1.50%, and indicated that it was targeting three rate hikes in 2018. The Fed followed with rate hikes of 0.25% at each of its March, June and September meetings, raising the target range to 2.00-2.25%. As the Fed continued to raise rates, the U.S. Treasury yield curve flattened through the year, with the yield on 10-year

U.S. Treasury securities (“Treasuries”) reaching above 3.2% in November and the yield on 2-year Treasuries reaching 2.98%. Amid rising concerns surrounding escalating trade tensions, slowing global growth, and increasing interest rates, the Nasdaq experienced the largest monthly drop since 2008 in October. Additionally, in October and November of 2018, both the investment grade and high yield market experienced a sell-off due to a number of idiosyncratic risks and concerns over slower growth and rising inflation. Despite the sell-off, the U.S. economy continued to expand by more than 2% during each quarter of the trailing 12-month period, with domestic GDP growth ranging between 2.2% to 4.2% from the third quarter of 2017 to the third quarter of 2018. The 4.2% GDP growth in the second quarter marked the strongest growth rate since the third quarter of 2014. Inflation, as measured by the Consumer Price Index (CPI), continued to rise, gaining 2.5% year over year, which was mostly pushed higher by oil prices. However, oil prices have since receded significantly due to oversupply.

Despite some bouts of volatility, credit spreads generally remained tight throughout the year. For the 12-month period ended November 2018, the Fund’s allocation to high yield corporate bonds was the largest contributor to relative performance, as high yield corporate bonds outperformed investment grade corporate bonds during the period. Despite some spread widening in October and November, which we believe was due to a change in investors’ sentiments, high yield corporate bonds outperformed investment grade corporate bonds as they benefited from stronger-than-expected earnings, a stable central bank narrative, and a positive macroeconomic environment. Additionally, security selection in investment grade corporate bonds contributed to relative performance. Specifically, selection within the energy sector and in ‘BBB’ rated corporate bonds aided performance.

Allocation and security selection within sovereign securities detracted from relative performance. Sovereign securities were hurt amid global trade tensions and geopolitical pressures with China. Additionally, Turkey’s central bank sharply raised interest rates during the period, which resulted in the underperformance of a Turkish bank held in the portfolio. The Fund’s allocation to U.S. Treasury securities also detracted from relative performance as the Fed continued its gradual increase of the federal funds rate, resulting in higher yields and negative returns for U.S. Treasuries.

Lord Abbett Inflation Focused Fund

For the 12-month period ended November 30, 2018, the Fund returned 0.95%, reflecting performance at the net asset value (NAV) of Class A shares with all distributions reinvested, compared to its benchmark, the Bloomberg Barclays U.S. 1-5 Year TIPS Index,8 which returned 0.39%.

During the period, there were several market-moving events. Notably, in

December 2017, Congress passed the largest rewrite of the U.S. tax code in decades. The tax bill reduced the corporate tax rate from 35% to 21% and allowed for a one-time repatriation tax of 15.5%, rather than the standard repatriation tax rate of 35%. In June 2018, the White House announced its intent to impose additional tariffs on $200 billion worth of Chinese goods, on top of the $50 billion previously announced. The aggressive U.S. trade posture continued into September with trade tensions mounting between the U.S. and China. While the impact has yet to fully be realized, many corporations anticipate that the retaliatory tariffs will weigh on profits. In December 2017, the Federal Reserve (the “Fed”) raised its target for short-term interest rates by 0.25%, to a range of 1.25-1.50%, and indicated that it was targeting three rate hikes in 2018. The Fed followed with rate hikes of 0.25% at each of its March, June and September meetings, raising the target range to 2.00-2.25%. As the Fed continued to raise rates, the U.S. Treasury yield curve flattened through the year, with the yield on 10-year U.S. Treasury securities (“Treasuries”) reaching above 3.2% in November and the yield on 2-year Treasuries reaching 2.98%. Amid rising concerns surrounding escalating trade tensions, slowing global growth, and increasing interest rates, the Nasdaq experienced the largest monthly drop since 2008 in October. Additionally, in October and November of 2018, both the investment grade and high yield market experienced a sell-off due to a number of idiosyncratic risks and concerns over slower growth and rising inflation. Despite the sell-off, the U.S. economy continued to expand by more than 2% during each quarter of the trailing 12-month period, with domestic GDP growth ranging between 2.2% to 4.2% from the third quarter of 2017 to the third quarter of 2018. The 4.2% GDP growth in the second quarter marked the strongest growth rate since the third quarter of 2014. Inflation, as measured by the Consumer Price Index (CPI), continued to rise, gaining 2.5% year over year, which was mostly pushed higher by oil prices. However, oil prices have since receded significantly due to oversupply.

The strategic design of this Fund takes a different approach to inflation protection than its benchmark, which is comprised entirely of U.S. Treasury Inflation-Protected Securities (TIPS). This strategy combines a short-term bond portfolio with an overlay of CPI swaps through which the Fund seeks to hedge against inflation over a full market cycle. The Fund’s CPI swap overlay moderately contributed to performance. While inflation expectations trended higher in the beginning of 2018, they experienced a reversal in the middle of the year. Despite this, CPI swaps still generated positive returns over the 12-month period. In addition to the Fund’s allocation to CPI swaps, another contributor to relative performance was the underlying bond portfolio’s allocation to commercial mortgage-backed securities (CMBS).

Specifically, idiosyncratic opportunities in CMBS rated below ‘AAA’ aided the Fund’s performance.

A minor allocation to sovereign securities within the underlying bond portfolio detracted from relative performance. Sovereign securities were hurt amid global trade tensions and geopolitical pressures with China. In addition, the Fund’s allocation to short-term reserves detracted from relative performance.

Lord Abbett Short Duration Core Bond Fund

For the 12-month period ended November 30, 2018, the Fund returned 1.04%, reflecting performance at the net asset value (NAV) of Class A shares with all distributions reinvested, compared to its benchmark, the Bloomberg Barclays 1-3 Year U.S. Government/Credit Bond Index,9 which returned 0.85%.

During the period, there were several market-moving events. Notably, in December 2017, Congress passed the largest rewrite of the U.S. tax code in decades. The tax bill reduced the corporate tax rate from 35% to 21% and allowed for a one-time repatriation tax of 15.5%, rather than the standard repatriation tax rate of 35%. In June 2018, the White House announced its intent to impose additional tariffs on $200 billion worth of Chinese goods, on top of the $50 billion previously announced. The aggressive U.S. trade posture continued into September with trade tensions mounting between the U.S.

and China. While the impact has yet to fully be realized, many corporations anticipate that the retaliatory tariffs will weigh on profits. In December 2017, the Federal Reserve (the “Fed”) raised its target for short-term interest rates by 0.25%, to a range of 1.25-1.50%, and indicated that it was targeting three rate hikes in 2018. The Fed followed with rate hikes of 0.25% at each of its March, June and September meetings, raising the target range to 2.00-2.25%. As the Fed continued to raise rates, the U.S. Treasury yield curve flattened through the year, with the yield on 10-year U.S. Treasury securities (“Treasuries”) reaching above 3.2% in November and the yield on 2-year Treasuries reaching 2.98%. Amid rising concerns surrounding escalating trade tensions, slowing global growth, and increasing interest rates, the Nasdaq experienced the largest monthly drop since 2008 in October. Additionally, in October and November of 2018, both the investment grade and high yield market experienced a sell-off due to a number of idiosyncratic risks and concerns over slower growth and rising inflation. Despite the sell-off, the U.S. economy continued to expand by more than 2% during each quarter of the trailing 12-month period, with domestic GDP growth ranging between 2.2% to 4.2% from the third quarter of 2017 to the third quarter of 2018. The 4.2% GDP growth in the second quarter marked the strongest growth rate since the third quarter of 2014. Inflation, as measured by the Consumer Price Index

(CPI), continued to rise, gaining 2.5% year over year, which was mostly pushed higher by oil prices. However, oil prices have since receded significantly due to oversupply.

Consistent with the Fund’s strategic design, the Fund maintained exposure to a variety of fixed income sectors in addition to the investment-grade and government-related securities represented in the benchmark. We believe this design allows for the flexibility to take advantage of relative value opportunities across sectors, and these weightings were important factors affecting performance.

The primary factor contributing to relative performance over the prior 12-months was allocation to commercial mortgage-backed securities (CMBS). CMBS outperformed investment grade corporate bonds and Treasuries as spreads remained tight. Additionally, security selection in investment grade corporate bonds also contributed to relative performance. Specifically, selection within the financial services and energy sectors as well as allocation to ‘BBB’ rated corporate bonds aided performance.

There were no major detractors from relative performance during the period.

Lord Abbett Short Duration Income Fund

For the 12-month period ended November 30, 2018, the Fund returned 0.96%, reflecting performance at the net asset value (NAV) of Class A shares with all distributions reinvested, compared to its benchmark, the ICE BofA Merrill Lynch 1-3

Year U.S. Corporate Index,10 which returned 1.03%.

During the period, there were several market-moving events. Notably, in December 2017, Congress passed the largest rewrite of the U.S. tax code in decades. The tax bill reduced the corporate tax rate from 35% to 21% and allowed for a one-time repatriation tax of 15.5%, rather than the standard repatriation tax rate of 35%. In June 2018, the White House announced its intent to impose additional tariffs on $200 billion worth of Chinese goods, on top of the $50 billion previously announced. The aggressive U.S. trade posture continued into September with trade tensions mounting between the U.S. and China. While the impact has yet to fully be realized, many corporations anticipate that the retaliatory tariffs will weigh on profits. In December 2017, the Federal Reserve (the “Fed”) raised its target for short-term interest rates by 0.25%, to a range of 1.25-1.50%, and indicated that it was targeting three rate hikes in 2018. The Fed followed with rate hikes of 0.25% at each of its March, June and September meetings, raising the target range to 2.00-2.25%. As the Fed continued to raise rates, the U.S. Treasury yield curve flattened through the year, with the yield on 10-year U.S. Treasury securities (“Treasuries”) reaching above 3.2% in November and the yield on 2-year Treasuries reaching 2.98%. Amid rising concerns surrounding escalating trade tensions, slowing global growth, and increasing interest rates, the

Nasdaq experienced the largest monthly drop since 2008 in October. Additionally, in October and November of 2018, both the investment grade and high yield market experienced a sell-off due to a number of idiosyncratic risks and concerns over slower growth and rising inflation. Despite the sell-off, the U.S. economy continued to expand by more than 2% during each quarter of the trailing 12-month period, with domestic GDP growth ranging between 2.2% to 4.2% from the third quarter of 2017 to the third quarter of 2018. The 4.2% GDP growth in the second quarter marked the strongest growth rate since the third quarter of 2014. Inflation, as measured by the Consumer Price Index (CPI), continued to rise, gaining 2.5% year over year, which was mostly pushed higher by oil prices. However, oil prices have since receded significantly due to oversupply.

Consistent with the Fund’s strategic design, the Fund maintained exposure to a variety of bond market sectors in addition to the investment grade corporate bonds represented in the benchmark. This design provides portfolio diversification and allows for the flexibility to pursue relative value opportunities across sectors. In our view, these sector weightings were important factors affecting performance.

The primary contributor to the Fund’s relative performance over the prior 12-months was allocation to commercial mortgage-backed securities (CMBS). CMBS outperformed investment grade corporate bonds as spreads remained tight.

Additionally, idiosyncratic opportunities within CMBS rated below ‘AAA’ aided the Fund’s performance. We remain attracted to CMBS’s domestic orientation and continue to find attractive relative value within single asset, single borrower issues. The Fund’s allocation to high yield corporate bonds also contributed to relative performance. Despite some volatility in October and November, high yield corporate bonds outperformed investment grade corporate bonds during the period, as these securities benefited from a positive macroeconomic backdrop for high yield credit supported by stronger-than-expected corporate earnings, a continued low default environment and a stable central bank narrative.

The Fund’s modest allocations to sovereign securities detracted from relative performance. Sovereign securities were hurt amid global trade tensions and geopolitical pressures with China. In addition, allocation to short-term reserves detracted from relative performance.

Lord Abbett Total Return Fund

For the 12-month period ended November 30, 2018, the Fund returned -1.71%, reflecting performance at the net asset value (NAV) of Class A shares with all distributions reinvested, compared to its benchmark, the Bloomberg Barclays U.S. Universal Index,3 which returned -1.36%.

During the period, there were several market-moving events. Notably, in December 2017, Congress passed the largest rewrite of the U.S. tax code in decades. The tax bill reduced the corporate tax rate from 35% to 21% and allowed for a one-time repatriation tax of 15.5%, rather than the standard repatriation tax rate of 35%. In June 2018, the White House announced its intent to impose additional tariffs on $200 billion worth of Chinese goods, on top of the $50 billion previously announced. The aggressive U.S. trade posture continued into September with trade tensions mounting between the U.S. and China. While the impact has yet to fully be realized, many corporations anticipate that the retaliatory tariffs will weigh on profits. In December 2017, the Federal Reserve (the “Fed”) raised its target for short-term interest rates by 0.25%, to a range of 1.25-1.50%, and indicated that it was targeting three rate hikes in 2018. The Fed followed with rate hikes of 0.25% at each of its March, June and September meetings, raising the target range to 2.00-2.25%. As the Fed continued to raise rates, the U.S. Treasury yield curve flattened through the year, with the yield on 10-year U.S. Treasury securities (“Treasuries”) reaching above 3.2% in November and the yield on 2-year Treasuries reaching 2.98%. Amid rising concerns surrounding escalating trade tensions, slowing growth, and increasing interest rates, the Nasdaq experienced the largest monthly drop since 2008 in

October. Additionally, in October and November of 2018, both the investment grade and high yield market experienced a sell-off due to a number of idiosyncratic risks and concerns over slower growth and rising inflation. Despite the sell-off, the U.S. economy continued to expand by more than 2% during each quarter of the trailing 12-month period, with domestic GDP growth ranging between 2.2% to 4.2% from the third quarter of 2017 to the third quarter of 2018. The 4.2% GDP growth in the second quarter marked the strongest growth rate since the third quarter of 2014. Inflation, as measured by the Consumer Price Index (CPI), continued to rise, gaining 2.5% year over year, which was mostly pushed higher by oil prices. However, oil prices have since receded significantly due to oversupply.

For the 12-month period ended November 2018, security selection within high yield corporate bonds and ‘AAA’ rated mortgage-backed securities (MBS) detracted most from relative performance.

The Fund’s largest contributors were an overweight to and security selection within commercial mortgage-backed securities (CMBS), as the asset class outperformed the broader benchmark. An overweight to asset-backed securities (ABS) also contributed to relative performance. We continue to find strong carry opportunities within ABS relative to other high quality assets, primarily in credit card and auto-related ABS.

Lord Abbett Ultra Short Bond Fund

For the 12-month period ended November 30, 2018, the Fund returned 1.84%, reflecting performance at the net asset value (NAV) of Class A shares with all distributions reinvested, compared to its benchmark, the ICE BofA Merrill Lynch U.S. Treasury Bill Index,11 which returned 1.77%.

During the period, there were several market-moving events. Notably, in December 2017, Congress passed the largest rewrite of the U.S. tax code in decades. The tax bill reduced the corporate tax rate from 35% to 21% and allowed for a one-time repatriation tax of 15.5%, rather than the standard repatriation tax rate of 35%. In June 2018, the White House announced its intent to impose additional tariffs on $200 billion worth of Chinese goods, on top of the $50 billion previously announced. The aggressive U.S. trade posture continued into September with trade tensions mounting between the U.S. and China. While the impact has yet to fully be realized, many corporations anticipate that the retaliatory tariffs will weigh on profits. In December 2017, the Federal Reserve (the “Fed”) raised its target for short-term interest rates by 0.25%, to a range of 1.25-1.50%, and indicated that it was targeting three rate hikes in 2018. The Fed followed with rate hikes of 0.25% at each of its March, June and September meetings, raising the target range to 2.00-2.25%. As the Fed continued to raise rates, the U.S. Treasury yield curve flattened through the year, with the yield on 10-year U.S. Treasury securities (“Treasuries”) reaching above 3.2% in November and the yield on 2-year Treasuries reaching 2.98%. Amid rising concerns surrounding escalating trade tensions, slowing global growth, and increasing interest rates, the Nasdaq experienced the largest monthly drop since 2008 in October. Additionally, in October and November of 2018, both the investment grade and high yield market experienced a sell-off due to a number of idiosyncratic risks and concerns over slower growth and rising inflation. Despite the sell-off, the U.S. economy continued to expand by more than 2% during each quarter of the trailing 12-month period, with domestic GDP growth ranging between 2.2% to 4.2% from the third quarter of 2017 to the third quarter of 2018. The 4.2% GDP growth in the second quarter marked the strongest growth rate since the third quarter of 2014. Inflation, as measured by the Consumer Price Index (CPI), continued to rise, gaining 2.5% year over year, which was mostly pushed higher by oil prices. However, oil prices have since receded significantly due to oversupply.

The Fund has a strategic design that differs from a money market fund. Consistent with that design, the Fund maintained exposure to a variety of short maturity, investment grade bond market sectors in addition to the U.S. Treasury Bills represented in the benchmark. The Fund’s design provides flexibility that gives us the potential for higher income and total return as compared with other short term U.S. government-related securities or the more limited investment flexibility permitted for money market funds. The primary factor contributing to the Fund’s performance over the prior 12-month period was allocation to investment grade bonds with floating rate coupons. Floating rate bonds were able to generate positive yield pickup as short-term interest rates rose during the period, which resulted in higher total returns than government securities. In addition, the Fund’s allocation to commercial paper contributed to relative performance.

Due to the short-term nature of the ultra-short bond market, there were no major detractors during the 12-month period.

Each Fund’s portfolio is actively managed and, therefore, its holdings and the weightings of a particular issuer or particular sector as a percentage of portfolio assets are subject to change. Sectors may include many industries.

1    The ICE BofAML All Convertibles, All Qualities Index contains issues that have a greater than $50 million aggregate market value. The issues are U.S. dollar-denominated, sold into the U.S. market and publicly traded in the United States.

2    The Bloomberg Barclays U.S. Aggregate Bond Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. Total return comprises price appreciation/depreciation and income as a percentage of the original investment.

3    The Bloomberg Barclays U.S. Universal Index represents the union of the U.S. Aggregate Index, the U.S High-Yield Corporate Index, the 144A Index, the Eurodollar Index, the Emerging Markets Index, and the non-ERISA portion of the CMBS Index. Municipal debt, private placements, and non-dollar-denominated issues are excluded from the Universal Index. The only constituent of the index that includes floating-rate debt is the Emerging Markets Index.

4    The Bloomberg Barclays U.S. Corporate Investment Grade Index is the Corporate component of the U.S. Credit index. The U.S. Credit index is defined as publicly issued U.S. corporate and specified foreign debentures and secured notes that meet the specified maturity, liquidity, and quality requirements. To qualify, bonds must be SEC-registered. The index includes both corporate and non-corporate sectors. Bonds must be an investment grade credit security and have at least $250 million par amount outstanding.

5    The ICE BofA Merrill Lynch U.S. High Yield Constrained Index is a capitalization weighted index of all U.S. dollar denominated below investment grade corporate debt publicly issued in the U.S. domestic market.

6    The Credit Suisse Leveraged Loan Index is designed to mirror the investable universe of the U.S. dollar-denominated leveraged loan market. The CS Leveraged Loan Index, which includes reinvested dividends, has been taken from published sources.

7    The Bloomberg Barclays U.S. Credit Bond Index is the U.S. Credit component of the U.S. Government/Credit Index. The index includes publicly issued U.S. corporate and specified foreign debentures and secured notes that meet the specified maturity, liquidity, and quality requirements. To qualify, bonds must be SEC-registered. The index includes both corporate and non-corporate sectors. The corporate sectors are Industrial, Utility, and Finance, which include both U.S. and non-U.S. corporations. The non-corporate sectors are Sovereign, Supranational, Foreign Agency, and Foreign Local Government. All returns are market value-weighted inclusive of accrued interest.

8    The Bloomberg Barclays U.S. 1-5 Year TIPS Index (also known as Barclays 1-5 Year U.S. Inflation-Linked Treasury Index) is an unmanaged index comprised of U.S. Treasury Inflation Protected Securities with at least $1 billion in outstanding face value and a remaining term to final maturity of at least one year and less than five years.

9    The Bloomberg Barclays 1-3 Year U.S. Government/Credit Bond Index is an unmanaged index that is designed to represent a combination of the Government Bond Index and the Corporate Bond Index and includes U.S. government Treasury and agency securities, corporate bonds, and Yankee bonds.

10    The ICE BofA Merrill Lynch 1-3 Year U.S. Corporate Credit Index is an unmanaged index comprised of U.S. dollar-denominated investment grade corporate debt securities publicly issued in the U.S. domestic market with between one and three years remaining to final maturity.

11    The BofA Merrill Lynch US Treasury Bill Index tracks the performance of US dollar denominated sovereign debt publicly issued by the US government in its domestic market. Qualifying securities must have at least one year remaining term to final maturity, a fixed coupon schedule and a minimum amount outstanding of $1 billion.

Unless otherwise specified, indexes reflect total return, with all dividends reinvested. Indexes are unmanaged, do not reflect the deduction of fees or expenses, and are not available for direct investment.

Important Performance and Other Information

Performance data quoted in the following pages reflect past performance and are no guarantee of future results. Current performance may be higher or lower than the performance quoted. The investment return and principal value of an investment in the Funds will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost. You can obtain performance data current to the most recent month end by calling Lord Abbett at 888-522-2388 or referring to www.lordabbett.com.

Except where noted, comparative Fund performance does not account for the deduction of sales charges and would be different if sales charges were included. Each Fund offers classes of shares with distinct pricing options. For a full description of the differences in pricing alternatives, please see each Fund’s prospectus.

During certain periods shown, expense waivers and reimbursements were in place. Without such expense waivers and reimbursements, each Fund’s returns would have been lower.

The annual commentary above discusses the views of the Funds’ management and various portfolio holdings of the Funds as of November 30, 2018. These views and portfolio holdings may have changed after this date. Information provided in the commentary is not a recommendation to buy or sell securities. Because the Funds’ portfolio is actively managed and may change significantly, the Funds may no longer own the securities described above or may have otherwise changed their positions in the securities. For more recent information about the Funds’ portfolio holdings, please visit www.lordabbett.com.

A Note about Risk: See Notes to Financial Statements for a discussion of investment risks. For a more detailed discussion of the risks associated with each Fund, please see each Fund’s prospectus.

Mutual funds are not insured by the FDIC, are not deposits or other obligations of, or guaranteed by, banks, and are subject to investment risks including possible loss of principal amount invested.

Convertible Fund

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares with the same investment in the ICE BofA Merrill Lynch All Convertibles, All Qualities Index, assuming reinvestment of all dividends and distributions. The performance of the other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. During certain periods, expenses of the Fund have been waived or reimbursed by Lord Abbett; without such waiver or reimbursement of expenses, the Fund’s returns would have been lower. Past performance is no guarantee of future results.

Average Annual Total Returns at Maximum Applicable
Sales Charge for the Periods Ended November 30, 2018

	1 Year	5 Years	10 Years	Life of Class
Class A3	–1.36%	5.14%	10.26%	–
Class C4	–0.71%	4.95%	9.80%	–
Class F5	0.95%	5.72%	10.65%	–
Class F3[6]	1.12%	–	–	6.67%
Class I5	1.12%	5.84%	10.77%	–
Class P5	0.68%	5.43%	10.31%	–
Class R2[5]	0.57%	5.21%	10.14%	–
Class R3[5]	0.65%	5.32%	10.22%	–
Class R4[7]	0.88%	–	–	5.30%
Class R5[7]	1.10%	–	–	5.56%
Class R6[7]	1.20%	–	–	5.61%

Standardized Yield for the Period Ended November 30, 2018

Class A	Class C	Class F	Class F3	Class I	Class P	Class R2	Class R3	Class R4	Class R5	Class R6
1.56%	0.96%	1.70%	1.85%	1.80%	1.35%	1.20%	1.31%	1.55%	1.80%	1.85%

1    Reflects the deduction of the maximum initial sales charge of 2.25%.

2    Performance for the unmanaged index does not reflect any fees or expenses. The performance of the index is not necessarily representative of the Fund’s performance.

3    Total return, which is the percentage change in net asset value, after deduction of the maximum initial sales charge of 2.25% applicable to Class A shares, with all dividends and distributions reinvested for the periods shown ended November 30, 2018, is calculated using the SEC-required uniform method to compute such return.

4    The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance for other periods is at net asset value.

5    Performance is at net asset value.

6    Commenced operations and performance for the Class began on April 4, 2017. Performance is at net asset value.

7    Commenced operations and performance for the Class began on June 30, 2015. Performance is at net asset value.

Core Fixed Income Fund

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares with the same investment in the Bloomberg Barclays U.S. Aggregate Bond Index, assuming reinvestment of all dividends and distributions. The performance of the other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. During certain periods, expenses of the Fund have been waived or reimbursed by Lord Abbett; without such waiver or reimbursement of expenses, the Fund’s returns would have been lower. Past performance is no guarantee of future results.

Average Annual Total Returns at Maximum Applicable
Sales Charge for the Periods Ended November 30, 2018

	1 Year	5 Years	10 Years	Life of Class
Class A3	–3.85%	1.31%	4.10%	–
Class C4	–3.13%	1.16%	3.69%	–
Class F5	–1.54%	1.87%	4.46%	–
Class F3[6]	–1.38%	–	–	0.35%
Class I5	–1.33%	1.98%	4.57%	–
Class P5	–0.68%	2.00%	4.34%	–
Class R2[5]	–2.03%	1.37%	3.95%	–
Class R3[5]	–1.94%	1.48%	4.05%	–
Class R4[7]	–1.69%	–	–	1.03%
Class R5[7]	–1.44%	–	–	1.28%
Class R6[7]	–1.28%	–	–	1.37%

Standardized Yield for the Period Ended November 30, 2018

Class A	Class C	Class F	Class F3	Class I	Class P	Class R2	Class R3	Class R4	Class R5	Class R6
3.01%	2.46%	3.18%	3.29%	3.32%	3.69%	2.68%	2.78%	3.03%	3.28%	3.29%

1    Reflects the deduction of the maximum initial sales charge of 2.25%.

2    Performance for the unmanaged index does not reflect any fees or expenses. The performance of the index is not necessarily representative of the Fund’s performance.

3    Total return, which is the percentage change in net asset value, after deduction of the maximum initial sales charge of 2.25% applicable to Class A shares, with all dividends and distributions reinvested for the periods shown ended November 30, 2018, is calculated using the SEC-required uniform method to compute such return.

4    The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance for other periods is at net asset value.

5    Performance is at net asset value.

6    Commenced operations and performance for the Class began on April 4, 2017. Performance is at net asset value.

7    Commenced operations and performance for the Class began on June 30, 2015. Performance is at net asset value.

Core Plus Bond Fund

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares with the same investment in the Bloomberg Barclays U.S. Universal Index, assuming reinvestment of all dividends and distributions. The performance of the other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. During certain periods, expenses of the Fund have been waived or reimbursed by Lord Abbett; without such waiver or reimbursement of expenses, the Fund’s returns would have been lower. Past performance is no guarantee of future results.

Average Annual Total Returns at Maximum Applicable
Sales Charge for the Periods Ended November 30, 2018

	1 Year	Life of Class
Class A3	–3.40%	1.90%
Class C4	–2.78%	1.95%
Class F5	–1.07%	2.77%
Class F3[6]	–0.83%	1.12%
Class I5	–0.95%	2.88%
Class R2[5]	–1.56%	2.26%
Class R3[5]	–1.45%	2.37%
Class R4[5]	–1.21%	2.62%
Class R5[5]	–0.97%	2.87%
Class R6[5]	–0.93%	2.97%

Standardized Yield for the Period Ended November 30, 2018

Class A	Class C	Class F	Class F3	Class I	Class R2	Class R3	Class R4	Class R5	Class R6
4.26%	3.69%	4.45%	4.59%	4.58%	3.95%	4.05%	4.31%	4.56%	4.57%

1    Reflects the deduction of the maximum initial sales charge of 2.25%.

2    Performance for the unmanaged index does not reflect any fees or expenses. The performance of the index is not necessarily representative of the Fund’s performance.

3    Commenced operations on December 2, 2015 and performance for the Class began on December 8, 2015. Total return, which is the percentage change in net asset value, after deduction of the maximum initial sales charge of 2.25% applicable to Class A shares, with all dividends and distributions reinvested for the period shown ended November 30, 2018, is calculated using the SEC-required uniform method to compute such return.

4    Commenced operations on December 2, 2015 and performance for the Class began on December 8, 2015. The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date.

5    Commenced operations on December 2, 2015 and performance for the Class began on December 8, 2015. Performance is at net asset value.

6    Commenced operations and performance for the Class began on April 4, 2017. Performance is at net asset value.

Corporate Bond Fund

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares with the same investment in the Bloomberg Barclays U.S. Corporate Investment Grade Index, assuming reinvestment of all dividends and distributions. The performance of the other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. During certain periods, expenses of the Fund have been waived or reimbursed by Lord Abbett; without such waiver or reimbursement of expenses, the Fund’s returns would have been lower. Past performance is no guarantee of future results.

Average Annual Total Returns at Maximum Applicable
Sales Charge for the Periods Ended November 30, 2018

	1 Year	Life of Class
Class A3	–5.52%	–1.67%
Class C4	–5.00%	–1.03%
Class F5	–3.26%	–0.06%
Class F3[5]	–3.07%	0.02%
Class I5	–3.19%	–0.10%
Class R2[5]	–3.75%	–0.68%
Class R3[5]	–3.65%	–0.58%
Class R4[5]	–3.41%	–0.33%
Class R5[5]	–3.17%	–0.08%
Class R6[5]	–3.07%	0.02%

Standardized Yield for the Period Ended November 30, 2018

Class A	Class C	Class F	Class F3	Class I	Class R2	Class R3	Class R4	Class R5	Class R6
3.87%	3.31%	4.06%	4.27%	4.16%	3.55%	3.65%	3.90%	4.16%	4.27%

1    Reflects the deduction of the maximum initial sales charge of 2.25%.

2    Performance for the unmanaged index does not reflect any fees or expenses. The performance of the index is not necessarily representative of the Fund’s performance.

3    Commenced operations and performance for the Class began on April 19, 2017. Total return, which is the percentage change in net asset value, after deduction of the maximum initial sales charge of 2.25% applicable to Class A shares, with all dividends and distributions reinvested for the period shown ended November 30, 2018, is calculated using the SEC-required uniform method to compute such return.

4    Commenced operations and performance for the Class began on April 19, 2017. The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date.

5    Commenced operations and performance for the Class began on April 19, 2017. Performance is at net asset value.

Floating Rate Fund

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares with the same investment in the Credit Suisse Leveraged Loan Index, assuming reinvestment of all dividends and distributions. The performance of the other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. During certain periods, expenses of the Fund have been waived or reimbursed by Lord Abbett; without such waiver or reimbursement of expenses, the Fund’s returns would have been lower. Past performance is no guarantee of future results.

Average Annual Total Returns at Maximum Applicable
Sales Charge for the Periods Ended November 30, 2018

	1 Year	5 Years	10 Years	Life of Class
Class A3	0.45%	3.04%	6.83%	–
Class C4	1.12%	2.85%	6.36%	–
Class F5	2.84%	3.61%	7.17%	–
Class F3[6]	3.00%	–	–	3.43%
Class I5	2.94%	3.72%	7.31%	–
Class R2[5]	2.35%	3.11%	6.81%	–
Class R3[5]	2.45%	3.21%	6.84%	–
Class R4[7]	2.70%	–	–	3.89%
Class R5[7]	2.96%	–	–	4.16%
Class R6[7]	3.01%	–	–	4.22%

Standardized Yield for the Period Ended November 30, 2018

Class A	Class C	Class F	Class F3	Class I	Class R2	Class R3	Class R4	Class R5	Class R6
5.41%	4.91%	5.64%	5.81%	5.74%	5.14%	5.25%	5.50%	5.76%	5.83%

1    Reflects the deduction of the maximum initial sales charge of 2.25%.

2    Performance for the unmanaged index does not reflect any fees or expenses. The performance of the index is not necessarily representative of the Fund’s performance.

3    Total return, which is the percentage change in net asset value, after deduction of the maximum initial sales charge of 2.25% applicable to Class A shares, with all dividends and distributions reinvested for the periods shown ended November 30, 2018, is calculated using the SEC–required uniform method to compute such return.

4    The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance for other periods is at net asset value.

5    Performance is at net asset value.

6    Commenced operations and performance for the Class began on April 4, 2017. Performance is at net asset value.

7    Commenced operations and performance for the Class began on June 30, 2015. Performance is at net asset value.

High Yield Fund

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares with the same investment in the ICE BofA Merrill Lynch U.S. High Yield Constrained Index assuming reinvestment of all dividends and distributions. The performance of the other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. During certain periods, expenses of the Fund have been waived or reimbursed by Lord Abbett; without such waiver or reimbursement of expenses, the Fund’s returns would have been lower. Past performance is no guarantee of future results.

Average Annual Total Returns at Maximum Applicable
Sales Charge for the Periods Ended November 30, 2018

	1 Year	5 Years	10 Years	Life of Class
Class A3	–4.27%	4.11%	11.31%	–
Class C4	–3.63%	3.92%	10.80%	–
Class F5	–1.95%	4.69%	11.66%	–
Class F3[6]	–1.85%	–	–	2.00%
Class I5	–1.82%	4.81%	11.79%	–
Class P5	–2.29%	4.34%	11.30%	–
Class R2[5]	–2.50%	4.18%	11.13%	–
Class R3[5]	–2.28%	4.28%	11.24%	–
Class R4[7]	–2.21%	–	–	4.20%
Class R5[7]	–1.94%	–	–	4.47%
Class R6[7]	–1.84%	–	–	4.59%

Standardized Yield for the Period Ended November 30, 2018

Class A	Class C	Class F	Class F3	Class I	Class P	Class R2	Class R3	Class R4	Class R5	Class R6
6.09%	5.58%	6.32%	6.55%	6.42%	5.97%	5.82%	5.92%	6.18%	6.44%	6.56%

1    Reflects the deduction of the maximum initial sales charge of 2.25%.

2    Performance for the unmanaged index does not reflect any fees or expenses. The performance of the index is not necessarily representative of the Fund’s performance.

3    Total return, which is the percentage change in net asset value, after deduction of the maximum initial sales charge of 2.25% applicable to Class A shares, with all dividends and distributions reinvested for the periods shown ended November 30, 2018 is calculated using the SEC-required uniform method to compute such return.

4    The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance for other periods is at net asset value.

5    Performance is at net asset value.

6    Commenced operations and performance for the Class began on April 4, 2017. Performance is at net asset value.

7    Commenced operations and performance for the Class began on June 30, 2015. Performance is at net asset value.

Income Fund

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares with the same investment in the Bloomberg Barclays U.S. Credit Bond Index, the Bloomberg Barclays Baa Corporate Bond Index and the Bloomberg Barclays U.S. Aggregate Bond Index, assuming reinvestment of all dividends and distributions. The performance of the other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. During certain periods, expenses of the Fund have been waived or reimbursed by Lord Abbett; without such waiver or reimbursement of expenses, the Fund’s returns would have been lower. Past performance is no guarantee of future results.

Average Annual Total Returns at Maximum Applicable
Sales Charge for the Periods Ended November 30, 2018

	1 Year	5 Years	10 Years	Life of Class
Class A3	–5.11%	2.69%	7.72%	–
Class C4	–3.94%	2.62%	7.30%	–
Class F5	–2.33%	3.36%	8.13%	–
Class F3[6]	–2.51%	–	–	0.83%
Class I5	–2.59%	3.39%	8.20%	–
Class R2[5]	–2.76%	2.78%	7.74%	–
Class R3[5]	–3.05%	2.88%	7.72%	–
Class R4[7]	–2.83%	–	–	2.44%
Class R5[7]	–2.23%	–	–	2.81%
Class R6[7]	–2.50%	–	–	2.79%

Standardized Yield for the Period Ended November 30, 2018

Class A	Class C	Class F	Class F3	Class I	Class R2	Class R3	Class R4	Class R5	Class R6
4.14%	3.60%	4.31%	4.52%	4.44%	3.82%	3.93%	4.18%	4.42%	4.52%

1    Reflects the deduction of the maximum initial sales charge of 2.25%.

2    Performance for each unmanaged index does not reflect any fees or expenses. The performance of each index is not necessarily representative of the Fund’s performance.

3    Total return, which is the percentage change in net asset value, after deduction of the maximum initial sales charge of 2.25% applicable to Class A shares, with all dividends and distributions reinvested for the periods shown ended November 30, 2018 is calculated using the SEC-required uniform method to compute such return.

4    The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance for other periods is at net asset value.

5    Performance is at net asset value.

6    Commenced operations and performance for the Class began on April 4, 2017. Performance is at net asset value.

7    Commenced operations and performance for the Class began on June 30, 2015. Performance is at net asset value.

Inflation Focused Fund

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares to the same investment in the Bloomberg Barclays U.S. 1–5 Year TIPS Index, the Consumer Price Index for All Urban Consumers (“CPI-U”) and the ICE BofA Merrill Lynch 1–3 Year U.S. Corporate Index assuming reinvestment of all dividends and distributions. The performance of the other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. During certain periods, expenses of the Fund have been waived or reimbursed by Lord Abbett; without such waiver or reimbursement of expenses, the Fund’s returns would have been lower. Past performance is no guarantee of future results.

Average Annual Total Returns at Maximum Applicable
Sales Charge for the Periods Ended November 30, 2018

	1 Year	5 Years	Life of Class
Class A3	–1.29%	–0.64%	0.10%
Class C4	–0.67%	–0.82%	–0.27%
Class F5	1.14%	–0.08%	0.52%
Class F3[6]	1.25%	–	0.95%
Class I5	1.16%	0.04%	0.62%
Class R2[5]	0.64%	–0.57%	0.10%
Class R3[5]	0.74%	–0.45%	0.18%
Class R4[7]	1.00%	–	0.79%
Class R5[7]	1.17%	–	1.02%
Class R6[7]	1.34%	–	1.20%

Standardized Yield for the Period Ended November 30, 2018

Class A	Class C	Class F	Class F3	Class I	Class R2	Class R3	Class R4	Class R5	Class R6
2.94%	2.37%	3.11%	3.30%	3.21%	2.61%	2.71%	2.96%	3.21%	3.31%

1    Reflects the deduction of the maximum initial sales charge of 2.25%.

2    Performance for the unmanaged index does not reflect any fees or expenses. The performance of the index is not necessarily representative of the Fund’s performance.

3    Commenced operations on April 20, 2011. Performance for the Class began April 29, 2011. Total return, which is the percent change in value, after deduction of the maximum initial sales charge of 2.25% applicable to Class A shares, with all dividends and distributions reinvested for period shown ended November 30, 2018, is calculated using the SEC required uniform method to compute such return.

4    Commenced operations on April 20, 2011. The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance for the Class began April 29, 2011. Performance for other periods is at net asset value.

5    Commenced operations on April 20, 2011. Performance for the Class began April 29, 2011. Performance is at net asset value.

6    Commenced operations and performance for the Class began on April 4, 2017. Performance is at net asset value.

7    Commenced operations and performance for the Class began on June 30, 2015. Performance is at net asset value.

Short Duration Core Bond Fund

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares with the same investment in the Bloomberg Barclays 1-3 Year U.S. Government/Credit Bond Index, assuming reinvestment of all dividends and distributions. The performance of the other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. During certain periods, expenses of the Fund have been waived or reimbursed by Lord Abbett; without such waiver or reimbursement of expenses, the Fund’s returns would have been lower. Past performance is no guarantee of future results.

Average Annual Total Returns at Maximum Applicable
Sales Charge for the Periods Ended November 30, 2018

	1 Year	Life of Class
Class A3	–1.23%	–0.34%
Class C4	–0.71%	0.30%
Class F5	1.14%	1.18%
Class F3[5]	1.34%	1.38%
Class I5	1.14%	1.22%
Class R2[5]	0.65%	0.69%
Class R3[5]	0.75%	0.79%
Class R4[5]	1.00%	1.04%
Class R5[5]	1.25%	1.29%
Class R6[5]	1.34%	1.38%

Standardized Yield for the Period Ended November 30, 2018

Class A	Class C	Class F	Class F3	Class I	Class R2	Class R3	Class R4	Class R5	Class R6
2.72%	2.03%	2.88%	3.08%	2.99%	2.40%	2.54%	2.75%	2.99%	3.08%

1    Reflects the deduction of the maximum initial sales charge of 2.25%.

2    Performance for the unmanaged index does not reflect any fees or expenses. The performance of the index is not necessarily representative of the Fund’s performance.

3    Commenced operations and performance for the Class began on April 19, 2017. Total return, which is the percentage change in net asset value, after deduction of the maximum initial sales charge of 2.25% applicable to Class A shares, with all dividends and distributions reinvested for the period shown ended November 30, 2018, is calculated using the SEC-required uniform method to compute such return.

4    Commenced operations and performance for the Class began on April 19, 2017. The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date.

5    Commenced operations and performance for the Class began on April 19, 2017. Performance is at net asset value.

Short Duration Income Fund

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares with the same investment in the ICE BofA Merrill Lynch 1–3 Year U.S. Corporate Index assuming reinvestment of all dividends and distributions. The performance of the other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. During certain periods, expenses of the Fund have been waived or reimbursed by Lord Abbett; without such waiver or reimbursement of expenses, the Fund’s returns would have been lower. Past performance is no guarantee of future results.

Average Annual Total Returns at Maximum Applicable
Sales Charge for the Periods Ended November 30, 2018

	1 Year	5 Years	10 Years	Life of Class
Class A3	–1.35%	1.38%	4.46%	–
Class C4	–0.62%	1.23%	3.98%	–
Class F5	1.06%	1.96%	4.80%	–
Class F3[6]	1.22%	–	–	1.72%
Class I5	1.40%	2.06%	4.90%	–
Class R2[7]	0.56%	1.42%	–	2.96%
Class R3[7]	0.67%	1.52%	–	3.06%
Class R4[8]	0.93%	–	–	1.81%
Class R5[8]	1.16%	–	–	1.98%
Class R6[8]	1.23%	–	–	2.12%

Standardized Yield for the Period Ended November 30, 2018

Class A	Class C	Class F	Class F3	Class I	Class R2	Class R3	Class R4	Class R5	Class R6
3.14%	2.59%	3.31%	3.43%	3.41%	2.82%	2.92%	3.17%	3.42%	3.49%

1    Reflects the deduction of the maximum initial sales charge of 2.25%.

2    Performance of the unmanaged index does not reflect any fees or expenses. The performance of the index is not necessarily representative of the Fund’s performance.

3    Total return, which is the percentage change in net asset value, after deduction of the maximum initial sales charge of 2.25% applicable to Class A shares, with all dividends and distributions reinvested for the periods shown ended November 30, 2018, is calculated using the SEC-required uniform method to compute such return.

4    The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance for other periods is at net asset value.

5    Performance is at net asset value.

6    Commenced operations and performance for the Class began on April 4, 2017. Performance is at net asset value.

7    Commenced operations and performance for the Class began on July 21, 2009. Performance is at net asset value.

8    Commenced operations and performance for the Class began on June 30, 2015. Performance is at net asset value.

Total Return Fund

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares with the same investment in the Bloomberg Barclays U.S. Universal Index and the Bloomberg Barclays U.S. Aggregate Bond Index, assuming reinvestment of all dividends and distributions. The performance of the other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. During certain periods, expenses of the Fund have been waived or reimbursed by Lord Abbett; without such waiver or reimbursement of expenses, the Fund’s returns would have been lower. Past performance is no guarantee of future results.

Average Annual Total Returns at Maximum Applicable
Sales Charge for the Periods Ended November 30, 2018

	1 Year	5 Years	10 Years	Life of Class
Class A3	–3.93%	1.67%	4.92%	–
Class C4	–3.27%	1.49%	4.48%	–
Class F5	–1.61%	2.23%	5.28%	–
Class F3[6]	–1.31%	–	–	0.53%
Class I5	–1.48%	2.34%	5.39%	–
Class P5	–1.93%	1.90%	4.92%	–
Class R2[5]	–2.10%	1.73%	4.77%	–
Class R3[5]	–2.00%	1.85%	4.87%	–
Class R4[7]	–1.76%	–	–	1.39%
Class R5[7]	–1.51%	–	–	1.58%
Class R6[7]	–1.40%	–	–	1.73%

Standardized Yield for the Period Ended November 30, 2018

Class A	Class C	Class F	Class F3	Class I	Class P	Class R2	Class R3	Class R4	Class R5	Class R6
3.47%	2.94%	3.65%	3.82%	3.79%	3.31%	3.16%	3.26%	3.51%	3.76%	3.82%

1    Reflects the deduction of the maximum initial sales charge of 2.25%.

2    Performance for each unmanaged index does not reflect any fees or expenses. The performance of each index is not necessarily representative of the Fund’s performance.

3    Total return, which is the percentage change in net asset value, after deduction of the maximum initial sales charge of 2.25% applicable to Class A shares, with all dividends and distributions reinvested for the periods shown ended November 30, 2018, is calculated using the SEC-required uniform method to compute such return.

4    The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance for other periods is at net asset value.

5    Performance is at net asset value.

6    Commenced operations and performance for the Class began on April 4, 2017. Performance is at net asset value.

7    Commenced operations and performance for the Class began on June 30, 2015. Performance is at net asset value.

Ultra Short Bond Fund

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares with the same investment in the ICE BofA Merrill Lynch U.S. Treasury Bill Index assuming reinvestment of all dividends and distributions. The performance of the other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. During certain periods, expenses of the Fund have been waived or reimbursed by Lord Abbett; without such waiver or reimbursement of expenses, the Fund’s returns would have been lower. Past performance is no guarantee of future results.

Average Annual Total Returns at Net Asset Value#
for the Periods Ended November 30, 2018

	1 Year	Life of Class
Class A2	1.84%	1.55%
Class F2	1.98%	1.64%
Class F3[3]	2.13%	1.86%
Class I2	1.99%	1.71%
Class R5[2]	2.11%	1.78%
Class R6[2]	2.13%	1.81%

Standardized Yield for the Period Ended November 30, 2018

Class A	Class F	Class F3	Class I	Class R5	Class R6
2.37%	2.40%	2.52%	2.51%	2.55%	2.52%

1    Performance for the unmanaged index does not reflect any fees or expenses. The performance of the index is not necessarily representative of the Fund’s performance.

2    Commenced operations on October 12, 2016 and performance for the Class began on October 17, 2016. Performance is at net asset value.

3    Commenced operations and performance for the Class began on April 4, 2017. Performance is at net asset value.

#    Sales charge not applicable to Ultra Short Bond Fund.

Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2018 through November 30, 2018).

Actual Expenses

For each class of each Fund, the first line of the table on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 6/1/18 – 11/30/18” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of each Fund, the second line of the table on the following pages provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Convertible Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	6/1/18	11/30/18	6/1/18 – 11/30/18
Class A
Actual	$1,000.00	$ 969.10	$5.18
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.80	$5.32
Class C
Actual	$1,000.00	$ 966.30	$8.38
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.55	$8.59
Class F
Actual	$1,000.00	$ 969.60	$4.69
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.31	$4.81
Class F3
Actual	$1,000.00	$ 970.20	$4.05
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.96	$4.15
Class I
Actual	$1,000.00	$ 970.20	$4.20
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.81	$4.31
Class P
Actual	$1,000.00	$ 968.30	$6.41
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.55	$6.58
Class R2
Actual	$1,000.00	$ 967.60	$7.20
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.75	$7.39
Class R3
Actual	$1,000.00	$ 967.80	$6.71
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.25	$6.88
Class R4
Actual	$1,000.00	$ 968.90	$5.43
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.55	$5.57
Class R5
Actual	$1,000.00	$ 970.00	$4.20
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.81	$4.31
Class R6
Actual	$1,000.00	$ 970.30	$4.05
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.96	$4.15

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (1.05% for Class A, 1.70% for Class C, 0.95% for Class F, 0.82% for Class F3, 0.85% for Class I, 1.30% for Class P, 1.46% for Class R2, 1.36% for Class R3, 1.10% for Class R4, 0.85% for Class R5 and 0.82% for Class R6) multiplied by the average account value over the period, multiplied by 183/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

November 30, 2018

Sector*	%**
Automotive	2.65%
Banking	4.87%
Basic Industry	3.31%
Capital Goods	2.81%
Consumer Goods	3.68%
Energy	7.34%
Healthcare	17.25%
Insurance	0.50%
Leisure	2.73%
Media	4.28%
Sector*	%**
Real Estate	3.14%
Retail	2.96%
Services	4.09%
Technology & Electronics	29.71%
Telecommunications	1.43%
Transportation	3.23%
Utility	4.09%
Repurchase Agreement	1.93%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Core Fixed Income Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	6/1/18	11/30/18	6/1/18 – 11/30/18
Class A
Actual	$1,000.00	$ 997.00	$2.95
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.11	$2.99
Class C
Actual	$1,000.00	$ 993.80	$6.05
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.00	$6.12
Class F
Actual	$1,000.00	$ 997.40	$2.45
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.61	$2.48
Class F3
Actual	$1,000.00	$ 998.20	$1.75
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.31	$1.78
Class I
Actual	$1,000.00	$ 998.20	$1.70
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.36	$1.72
Class R2
Actual	$1,000.00	$ 994.00	$4.95
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.10	$5.01
Class R3
Actual	$1,000.00	$ 994.50	$4.45
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.61	$4.51
Class R4
Actual	$1,000.00	$ 996.70	$3.20
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.86	$3.24
Class R5
Actual	$1,000.00	$ 998.00	$1.95
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.11	$1.98
Class R6
Actual	$1,000.00	$ 998.20	$1.75
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.31	$1.78

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.59% for Class A, 1.21% for Class C, 0.49% for Class F, 0.35% for Class F3, 0.34% for Class I, 0.99% for Class R2, 0.89% for Class R3, 0.64% for Class R4, 0.39% for Class R5 and 0.35% for Class R6) multiplied by the average account value over the period, multiplied by 183/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

November 30, 2018

Sector*	%**
Auto	0.57%
Consumer Cyclical	0.11%
Consumer Services	0.81%
Consumer Staples	0.32%
Energy	1.64%
Financial Services	37.19%
Foreign Government	0.05%
Health Care	0.06%
Integrated Oils	0.39%
Materials & Processing	0.51%
Sector*	%**
Municipal	0.05%
Producer Durables	0.56%
Technology	0.41%
Telecommunications	0.27%
Transportation	0.29%
U.S. Government	52.08%
Utilities	1.39%
Repurchase Agreement	3.30%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Core Plus Bond Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	6/1/18	11/30/18	6/1/18 – 11/30/18
Class A
Actual	$1,000.00	$ 999.30	$3.41
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.66	$3.45
Class C
Actual	$1,000.00	$ 996.00	$6.75
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.30	$6.83
Class F
Actual	$1,000.00	$ 999.80	$2.91
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.16	$2.94
Class F3
Actual	$1,000.00	$1,000.70	$2.16
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.91	$2.18
Class I
Actual	$1,000.00	$1,000.40	$2.31
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.76	$2.33
Class R2
Actual	$1,000.00	$ 997.30	$5.41
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.65	$5.47
Class R3
Actual	$1,000.00	$ 997.90	$4.91
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.16	$4.96
Class R4
Actual	$1,000.00	$ 999.10	$3.66
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.41	$3.70
Class R5
Actual	$1,000.00	$1,000.30	$2.41
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.66	$2.43
Class R6
Actual	$1,000.00	$1,000.40	$2.36
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.71	$2.38

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.68% for Class A, 1.35% for Class C, 0.58% for Class F, 0.43% for Class F3, 0.46% for Class I, 1.08% for Class R2, 0.98% for Class R3, 0.73% for Class R4, 0.48% for Class R5 and 0.47% for Class R6) multiplied by the average account value over the period, multiplied by 183/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

November 30, 2018

Sector*	%**
Auto	0.93%
Basic Industry	0.21%
Consumer Cyclical	0.65%
Consumer Services	1.97%
Consumer Staples	0.26%
Energy	3.54%
Financial Services	48.58%
Foreign Government	0.04%
Health Care	1.11%
Integrated Oils	0.49%
Manufacturing	0.13%
Materials & Processing	2.31%
Sector*	%**
Mortgage-Backed	0.33%
Municipal	0.03%
Other	0.12%
Producer Durables	1.33%
Services	0.08%
Technology	2.28%
Telecommunications	1.01%
Transportation	0.32%
U.S. Government	31.05%
Utilities	1.41%
Repurchase Agreement	1.82%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Corporate Bond Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	6/1/18	11/30/18	6/1/18 – 11/30/18
Class A
Actual	$1,000.00	$ 984.80	$3.38
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.66	$3.45
Class C
Actual	$1,000.00	$ 981.50	$7.05
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.95	$7.18
Class F
Actual	$1,000.00	$ 985.40	$2.89
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.16	$2.94
Class F3
Actual	$1,000.00	$ 986.30	$1.84
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.21	$1.88
Class I
Actual	$1,000.00	$ 985.80	$2.39
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.66	$2.43
Class R2
Actual	$1,000.00	$ 982.90	$5.37
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.65	$5.47
Class R3
Actual	$1,000.00	$ 983.40	$4.87
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.16	$4.96
Class R4
Actual	$1,000.00	$ 984.60	$3.63
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.41	$3.70
Class R5
Actual	$1,000.00	$ 985.80	$2.39
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.66	$2.43
Class R6
Actual	$1,000.00	$ 986.30	$1.84
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.21	$1.88

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.68% for Class A, 1.42% for Class C, 0.58% for Class F, 0.37% for Class F3, 0.48% for Class I, 1.08% for Class R2, 0.98% for Class R3, 0.73% for Class R4, 0.48% for Class R5 and 0.37% for Class R6) multiplied by the average account value over the period, multiplied by 183/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

November 30, 2018

Sector*	%**
Auto	1.89%
Basic Industry	0.31%
Capital Goods	1.18%
Consumer Cyclical	0.75%
Consumer Services	4.34%
Consumer Staples	1.78%
Energy	14.89%
Financial Services	30.93%
Health Care	7.53%
Integrated Oils	1.52%
Sector*	%**
Materials & Processing	5.59%
Mortgage-Backed	0.13%
Municipal	0.66%
Producer Durables	2.03%
Technology	6.44%
Telecommunications	3.67%
Transportation	1.52%
U.S. Government	3.40%
Utilities	11.44%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Floating Rate Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	6/1/18	11/30/18	6/1/18 – 11/30/18
Class A
Actual	$1,000.00	$1,005.50	$4.02
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.06	$4.05
Class C
Actual	$1,000.00	$1,001.30	$7.17
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.90	$7.23
Class F
Actual	$1,000.00	$1,006.00	$3.52
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.56	$3.55
Class F3
Actual	$1,000.00	$1,005.70	$2.72
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.36	$2.74
Class I
Actual	$1,000.00	$1,005.40	$3.02
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.06	$3.04
Class R2
Actual	$1,000.00	$1,003.60	$6.03
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.05	$6.07
Class R3
Actual	$1,000.00	$1,003.00	$5.52
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.55	$5.57
Class R4
Actual	$1,000.00	$1,005.30	$4.32
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.76	$4.36
Class R5
Actual	$1,000.00	$1,005.50	$3.02
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.01	$3.04
Class R6
Actual	$1,000.00	$1,006.80	$2.72
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.36	$2.74

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.80% for Class A, 1.43% for Class C, 0.70% for Class F, 0.54% for Class F3, 0.60% for Class I, 1.20% for Class R2, 1.10% for Class R3, 0.86% for Class R4, 0.60% for Class R5 and 0.54% for Class R6) multiplied by the average account value over the period, multiplied by 183/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

November 30, 2018

Sector*	%**
Aerospace	4.10%
Chemicals	1.61%
Consumer Durables	1.03%
Consumer Non-Durables	1.37%
Energy	5.01%
Financial Services	10.06%
Food and Drug	3.09%
Food/Tobacco	2.07%
Forest Products	0.78%
Gaming/Leisure	5.97%
Healthcare	9.74%
Sector*	%**
Housing	1.14%
Information Technology	11.42%
Manufacturing	6.10%
Metals/Minerals	2.68%
Municipal	0.38%
Retail	5.96%
Service	8.85%
Transportation	3.86%
Telecommunications	11.48%
Utilities	2.24%
Repurchase Agreement	1.06%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

High Yield Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	6/1/18	11/30/18	6/1/18 – 11/30/18
Class A
Actual	$1,000.00	$ 988.00	$4.54
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.51	$4.61
Class C
Actual	$1,000.00	$ 984.60	$7.76
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.25	$7.89
Class F
Actual	$1,000.00	$ 988.40	$4.04
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.01	$4.10
Class F3
Actual	$1,000.00	$ 988.40	$3.04
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.01	$3.09
Class I
Actual	$1,000.00	$ 989.10	$3.54
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.51	$3.60
Class P
Actual	$1,000.00	$ 986.00	$5.78
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.25	$5.87
Class R2
Actual	$1,000.00	$ 986.30	$6.47
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.55	$6.58
Class R3
Actual	$1,000.00	$ 986.80	$6.03
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.00	$6.12
Class R4
Actual	$1,000.00	$ 986.40	$4.78
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.26	$4.86
Class R5
Actual	$1,000.00	$ 987.80	$3.54
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.51	$3.60
Class R6
Actual	$1,000.00	$ 988.40	$3.04
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.01	$3.09

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.91% for Class A, 1.56% for Class C, 0.81% for Class F, 0.61% for Class F3, 0.71% for Class I, 1.16% for Class P, 1.30% for Class R2, 1.21% for Class R3, 0.96% for Class R4, 0.71% for Class R5 and 0.61% for Class R6) multiplied by the average account value over the period, multiplied by 183/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

November 30, 2018

Sector*	%**
Automotive	2.25%
Banking	1.53%
Basic Industry	11.35%
Capital Goods	4.96%
Consumer Goods	3.69%
Energy	15.26%
Financial Services	2.74%
Foreign Government	1.08%
Gaming/Leisure	0.04%
Healthcare	12.62%
Insurance	1.37%
Sector*	%**
Leisure	4.76%
Media	9.54%
Mortgage-Backed	0.40%
Real Estate	0.32%
Retail	7.55%
Services	5.31%
Technology & Electronics	3.28%
Telecommunications	5.82%
Transportation	2.19%
Utility	3.94%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Income Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	6/1/18	11/30/18	6/1/18 – 11/30/18
Class A
Actual	$1,000.00	$ 984.30	$3.83
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.21	$3.90
Class C
Actual	$1,000.00	$ 985.10	$6.92
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.10	$7.03
Class F
Actual	$1,000.00	$ 988.50	$3.34
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.71	$3.40
Class F3
Actual	$1,000.00	$ 985.70	$2.39
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.66	$2.43
Class I
Actual	$1,000.00	$ 985.30	$2.84
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.21	$2.89
Class R2
Actual	$1,000.00	$ 986.20	$5.83
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.20	$5.92
Class R3
Actual	$1,000.00	$ 986.50	$5.33
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.70	$5.42
Class R4
Actual	$1,000.00	$ 984.10	$4.08
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.96	$4.15
Class R5
Actual	$1,000.00	$ 989.00	$2.84
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.21	$2.89
Class R6
Actual	$1,000.00	$ 989.30	$2.39
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.66	$2.43

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.77% for Class A, 1.39% for Class C, 0.67% for Class F, 0.48% for Class F3, 0.57% for Class I, 1.17% for Class R2, 1.07% for Class R3, 0.82% for Class R4, 0.57% for Class R5 and 0.48% for Class R6) multiplied by the average account value over the period, multiplied by 183/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

November 30, 2018

Sector*	%**
Auto	3.43%
Basic Industry	0.70%
Capital Goods	1.15%
Consumer Cyclical	1.67%
Consumer Services	3.67%
Consumer Staples	1.81%
Energy	13.27%
Financial Services	31.63%
Foreign Government	0.86%
Health Care	5.36%
Integrated Oils	0.69%
Sector*	%**
Materials & Processing	7.02%
Mortgage-Backed	0.64%
Municipal	0.77%
Other	0.18%
Producer Durables	2.55%
Technology	5.82%
Telecommunications	3.74%
Transportation	2.17%
U.S. Government	5.07%
Utilities	7.07%
Repurchase Agreement	0.73%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Inflation Focused Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	6/1/18	11/30/18	6/1/18 – 11/30/18
Class A
Actual	$1,000.00	$ 994.50	$3.30
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.76	$3.35
Class C
Actual	$1,000.00	$ 991.30	$6.49
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.55	$6.58
Class F
Actual	$1,000.00	$ 995.80	$2.80
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.26	$2.84
Class F3
Actual	$1,000.00	$ 995.80	$1.95
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.11	$1.98
Class I
Actual	$1,000.00	$ 995.50	$2.30
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.76	$2.33
Class R2
Actual	$1,000.00	$ 993.30	$5.30
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.75	$5.37
Class R3
Actual	$1,000.00	$ 993.90	$4.80
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.26	$4.86
Class R4
Actual	$1,000.00	$ 995.10	$3.55
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.51	$3.60
Class R5
Actual	$1,000.00	$ 995.60	$2.30
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.76	$2.33
Class R6
Actual	$1,000.00	$ 996.60	$1.95
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.11	$1.98

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.66% for Class A, 1.30% for Class C, 0.56% for Class F, 0.39% for Class F3, 0.46% for Class I, 1.06% for Class R2, 0.96% for Class R3, 0.71% for Class R4, 0.46% for Class R5 and 0.39% for Class R6) multiplied by the average account value over the period, multiplied by 183/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

November 30, 2018

Sector*	%**
Auto	2.52%
Basic Industry	0.30%
Capital Goods	0.93%
Consumer Cyclical	1.03%
Consumer Discretionary	0.74%
Consumer Services	1.33%
Consumer Staples	0.37%
Energy	7.99%
Financial Services	66.42%
Foreign Government	0.35%
Health Care	2.15%
Integrated Oils	0.31%
Sector*	%**
Materials & Processing	4.05%
Municipal	0.18%
Other	0.17%
Producer Durables	1.67%
Technology	2.06%
Telecommunications	0.79%
Transportation	0.52%
U.S. Government	2.42%
Utilities	2.52%
Repurchase Agreement	1.18%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Short Duration Core Bond Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	6/1/18	11/30/18	6/1/18 – 11/30/18
Class A
Actual	$1,000.00	$1,008.40	$3.02
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.06	$3.04
Class C
Actual	$1,000.00	$1,004.40	$6.98
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.10	$7.03
Class F
Actual	$1,000.00	$1,008.80	$2.52
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.56	$2.54
Class F3
Actual	$1,000.00	$1,009.80	$1.61
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.46	$1.62
Class I
Actual	$1,000.00	$1,008.20	$2.01
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.06	$2.03
Class R2
Actual	$1,000.00	$1,006.40	$5.03
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.05	$5.06
Class R3
Actual	$1,000.00	$1,006.90	$4.53
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.51	$4.56
Class R4
Actual	$1,000.00	$1,008.20	$3.27
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.81	$3.29
Class R5
Actual	$1,000.00	$1,009.40	$2.01
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.06	$2.03
Class R6
Actual	$1,000.00	$1,009.80	$1.61
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.46	$1.62

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.60% for Class A, 1.39% for Class C, 0.50% for Class F, 0.32% for Class F3, 0.40% for Class I, 1.00% for Class R2, 0.90% for Class R3, 0.65% for Class R4, 0.40% for Class R5 and 0.32% for Class R6) multiplied by the average account value over the period, multiplied by 183/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

November 30, 2018

Sector*	%**
Auto	2.13%
Capital Goods	0.36%
Consumer Cylicals	0.15%
Consumer Services	1.42%
Consumer Staples	0.14%
Energy	6.27%
Financial Services	62.37%
Health Care	0.91%
Materials & Processing	2.65%
Sector*	%**
Mortgage-Backed	0.08%
Municipal	0.05%
Producer Durables	1.42%
Technology	1.21%
Telecommunications	0.13%
Transportation	0.14%
U.S. Government	17.39%
Utilities	3.18%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Short Duration Income Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	6/1/18	11/30/18	6/1/18 – 11/30/18
Class A
Actual	$1,000.00	$1,007.60	$2.97
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.11	$2.99
Class C
Actual	$1,000.00	$1,004.50	$6.13
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.95	$6.17
Class F
Actual	$1,000.00	$1,008.10	$2.47
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.61	$2.48
Class F3
Actual	$1,000.00	$1,006.50	$1.61
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.46	$1.62
Class I
Actual	$1,000.00	$1,008.60	$1.96
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.11	$1.98
Class R2
Actual	$1,000.00	$1,005.60	$4.98
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.10	$5.01
Class R3
Actual	$1,000.00	$1,003.70	$4.47
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.61	$4.51
Class R4
Actual	$1,000.00	$1,007.40	$3.22
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.86	$3.24
Class R5
Actual	$1,000.00	$1,006.20	$1.96
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.11	$1.98
Class R6
Actual	$1,000.00	$1,008.90	$1.66
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.41	$1.67

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.59% for Class A, 1.22% for Class C, 0.49% for Class F, 0.32% for Class F3, 0.39% for Class I, 0.99% for Class R2, 0.89% for Class R3, 0.64% for Class R4, 0.39% for Class R5 and 0.33% for Class R6) multiplied by the average account value over the period, multiplied by 183/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

November 30, 2018

Sector*	%**
Auto	2.35%
Basic Industry	0.33%
Capital Goods	0.91%
Consumer Cyclical	0.91%
Consumer Discretionary	0.72%
Consumer Services	1.31%
Consumer Staples	0.38%
Energy	8.14%
Financial Services	65.55%
Foreign Government	0.48%
Health Care	1.72%
Integrated Oils	0.28%
Sector*	%**
Materials & Processing	3.63%
Municipal	0.26%
Other	0.18%
Producer Durables	1.51%
Technology	2.29%
Telecommunications	0.75%
Transportation	0.51%
U.S. Government	4.99%
Utilities	2.13%
Repurchase Agreement	0.67%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Total Return Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	6/1/18	11/30/18	6/1/18 – 11/30/18
Class A
Actual	$1,000.00	$ 996.20	$3.35
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.71	$3.40
Class C
Actual	$1,000.00	$ 993.10	$6.45
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.60	$6.53
Class F
Actual	$1,000.00	$ 996.70	$2.85
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.21	$2.89
Class F3
Actual	$1,000.00	$ 998.70	$1.85
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.21	$1.88
Class I
Actual	$1,000.00	$ 997.40	$2.15
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.91	$2.18
Class P
Actual	$1,000.00	$ 995.00	$4.60
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.46	$4.66
Class R2
Actual	$1,000.00	$ 994.20	$5.35
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.70	$5.42
Class R3
Actual	$1,000.00	$ 995.70	$4.85
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.21	$4.91
Class R4
Actual	$1,000.00	$ 995.90	$3.60
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.46	$3.65
Class R5
Actual	$1,000.00	$ 997.20	$2.35
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.71	$2.38
Class R6
Actual	$1,000.00	$ 997.70	$1.85
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.21	$1.88

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.67% for Class A, 1.29% for Class C, 0.57% for Class F, 0.37% for Class F3, 0.43% for Class I, 0.92% for Class P, 1.07% for Class R2, 0.97% for Class R3, 0.72% for Class R4, 0.47% for Class R5 and 0.37% for Class R6) multiplied by the average account value over the period, multiplied by 183/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

November 30, 2018

Sector*	%**
Auto	0.72%
Basic Industry	0.11%
Consumer Cyclical	0.39%
Consumer Discretionary	0.08%
Consumer Services	1.17%
Consumer Staples	0.64%
Energy	2.12%
Financial Services	35.03%
Foreign Government	2.22%
Health Care	0.76%
Integrated Oils	0.15%
Manufacturing	0.08%
Materials & Processing	1.96%
Sector*	%**
Mortgage Backed	0.29%
Municipal	0.16%
Other	0.10%
Producer Durables	0.62%
Services	0.08%
Technology	1.14%
Telecommunications	0.31%
Transportation	0.21%
U.S. Government	46.99%
Utilities	1.10%
Repurchase Agreement	3.57%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Ultra Short Bond Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	6/1/18	11/30/18	6/1/18 – 11/30/18
Class A
Actual	$1,000.00	$1,010.40	$2.02
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.06	$2.03
Class F
Actual	$1,000.00	$1,010.60	$1.76
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.31	$1.78
Class F3
Actual	$1,000.00	$1,011.20	$1.16
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.92	$1.17
Class I
Actual	$1,000.00	$1,011.10	$1.26
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.82	$1.27
Class R5
Actual	$1,000.00	$1,011.20	$1.26
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.82	$1.27
Class R6
Actual	$1,000.00	$1,011.20	$1.16
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.92	$1.17

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.40% for Class A, 0.35% for Class F, 0.23% for Class F3, 0.25% for Class I, 0.25% for Class R5 and 0.23% for Class R6) multiplied by the average account value over the period, multiplied by 183/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

November 30, 2018

Sector*	%**
Asset Backed	0.01%
Auto	5.91%
Capital Goods	0.02%
Consumer Cyclical	3.02%
Consumer Services	0.50%
Consumer Staples	2.83%
Energy	9.85%
Financial Services	52.20%
Health Care	4.39%
Sector*	%**
Materials & Processing	5.54%
Mortgage-Backed	0.22%
Producer Durables	2.88%
Technology	5.73%
Telecommunications	0.23%
Transportation	0.33%
U.S. Government	1.78%
Utilities	4.56%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Schedule of Investments

CONVERTIBLE FUND November 30, 2018

Investments	Shares (000)		Fair Value
LONG-TERM INVESTMENTS 95.16%

COMMON STOCKS 8.32%

Aerospace/Defense 0.70%
Kratos Defense & Security Solutions, Inc.*		283	$3,763,900
Teledyne Technologies, Inc.*		10	2,245,800
Total			6,009,700

Air Transportation 0.51%
Azul SA ADR*		163	4,399,370

Building Materials 0.04%
RPM International, Inc.		6	380,400

Discount Stores 0.29%
Walmart, Inc.		26	2,538,900

Diversified Capital Goods 0.43%
Exponent, Inc.		74	3,733,744

Electric: Integrated 0.99%
NextEra Energy, Inc.		47	8,543,822

Energy: Exploration & Production 0.08%
Southwestern Energy Co.*		141	680,459

Health Services 0.66%
Acreage Holdings, Inc.*(a)	CAD	60	1,317,000
Anthem, Inc.		15	4,351,050
Total			5,668,050

Hotels 0.39%
Wingstop, Inc.		51	3,346,620

Machinery 0.32%
Kornit Digital Ltd. (Israel)*(b)		121	2,785,420

Medical Products 0.31%
ElectroCore LLC*		25	167,832
Glaukos Corp.*		38	2,503,440
Total			2,671,272

Multi-Line Insurance 0.25%
MGIC Investment Corp.*		182	2,131,220

68	See Notes to Financial Statements.

Schedule of Investments (continued)

CONVERTIBLE FUND November 30, 2018

Investments			Shares (000)		Fair Value
Reinsurance 0.25%
Radian Group, Inc.				118	$2,171,200

Software/Services 0.91%
Trade Desk, Inc. (The) Class A*				23	3,276,350
Visa, Inc. Class A				32	4,534,720
Total					7,811,070

Specialty Retail 1.27%
adidas AG(a)			EUR	16	3,543,473
Canada Goose Holdings, Inc. (Canada)*(b)				33	2,222,550
Ollie’s Bargain Outlet Holdings, Inc.*				37	3,281,900
TJX Cos., Inc. (The)				40	1,954,000
Total					11,001,923

Support: Services 0.52%
Rollins, Inc.				70	4,449,200

Telecommunications: Wireless 0.40%
American Tower Corp.				21	3,454,290
Total Common Stocks (cost $67,460,900)					71,776,660

	Interest Rate	Maturity Date	Principal Amount (000)
CONVERTIBLE BONDS 73.43%

Aerospace/Defense 0.70%
Aerojet Rocketdyne Holdings, Inc.	2.25%	12/15/2023		$4,132	6,074,040

Automakers 2.65%
Tesla, Inc.	0.25%	3/1/2019		5,400	5,801,625
Tesla, Inc.	1.25%	3/1/2021		14,900	17,098,197
Total					22,899,822

Building & Construction 1.50%
KB Home	1.375%	2/1/2019		12,950	12,916,952

Cable & Satellite Television 1.80%
DISH Network Corp.	3.375%	8/15/2026		17,655	15,543,462

Electric: Generation 0.81%
NextEra Energy Partners LP†	1.50%	9/15/2020		7,100	6,994,174

See Notes to Financial Statements.	69

Schedule of Investments (continued)

CONVERTIBLE FUND November 30, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electronics 8.46%
Advanced Micro Devices, Inc.	2.125%	9/1/2026	$4,025	$11,075,927
Electronics For Imaging, Inc.	0.75%	9/1/2019	7,757	7,566,938
Intel Corp.	3.25%	8/1/2039	4,915	11,817,503
Microchip Technology, Inc.	1.625%	2/15/2025	16,550	24,213,444
Micron Technology, Inc.	2.125%	2/15/2033	1,900	6,665,088
ON Semiconductor Corp.	1.00%	12/1/2020	9,750	11,641,373
Total				72,980,273

Energy: Exploration & Production 5.29%
Chesapeake Energy Corp.	5.50%	9/15/2026	15,200	13,192,901
Tesla Energy Operations, Inc.	1.625%	11/1/2019	34,456	32,406,453
Total				45,599,354

Food: Wholesale 1.48%
Herbalife Nutrition Ltd.†	2.625%	3/15/2024	11,615	12,742,573

Gas Distribution 1.00%
Cheniere Energy, Inc.	4.25%	3/15/2045	11,500	8,642,031

Health Facilities 0.94%
Teladoc Health, Inc.	3.00%	12/15/2022	5,060	8,105,670

Health Services 1.30%
Exact Sciences Corp.	1.00%	1/15/2025	9,122	11,191,180

Hotels 0.93%
Caesars Entertainment Corp.	5.00%	10/1/2024	5,650	7,998,225

Machinery 0.66%
Chart Industries, Inc.†	1.00%	11/15/2024	4,624	5,670,971

Managed Care 1.88%
Anthem, Inc.	2.75%	10/15/2042	2,000	8,005,330
Molina Healthcare, Inc.	1.125%	1/15/2020	2,442	8,236,793
Total				16,242,123

Media: Content 0.66%
iQIYI, Inc.†	3.75%	12/1/2023	5,500	5,706,360

Media: Diversified 0.77%
IAC FinanceCo, Inc.†	0.875%	10/1/2022	5,100	6,618,688

70	See Notes to Financial Statements.

Schedule of Investments (continued)

CONVERTIBLE FUND November 30, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Medical Products 3.84%
DexCom, Inc.	0.75%	5/15/2022		$6,090	$8,800,488
Neurocrine Biosciences, Inc.	2.25%	5/15/2024		5,560	7,471,250
Repligen Corp.	2.125%	6/1/2021		2,515	5,179,537
Wright Medical Group NV (Netherlands)(b)	2.25%	11/15/2021		8,300	11,669,402
Total					33,120,677

Metals/Mining (Excluding Steel) 0.56%
Gold Exchangeable Ltd. (Jersey)(b)	6.875%	5/13/2022		5,000	4,875,000

Oil Field Equipment & Services 0.99%
Ensco Jersey Finance Ltd. (Jersey)(b)	3.00%	1/31/2024		4,000	3,163,812
Helix Energy Solutions Group, Inc.	4.125%	9/15/2023		4,800	5,387,112
Total					8,550,924

Pharmaceuticals 6.56%
BioMarin Pharmaceutical, Inc.	1.50%	10/15/2020		8,365	10,057,783
Canopy Growth Corp.†(a)	4.25%	7/15/2023	CAD	6,350	6,045,799
Illumina, Inc.	0.50%	6/15/2021		$10,066	14,379,734
Intercept Pharmaceuticals, Inc.	3.25%	7/1/2023		8,570	8,246,791
Sarepta Therapeutics, Inc.†	1.50%	11/15/2024		4,200	8,063,311
Tilray, Inc. (Canada)†(b)	5.00%	10/1/2023		11,495	9,753,829
Total					56,547,247

Printing & Publishing 1.06%
Okta, Inc.†	0.25%	2/15/2023		6,350	9,162,625

Real Estate Investment Trusts 1.56%
Starwood Property Trust, Inc.	4.375%	4/1/2023		4,840	4,844,704
VEREIT, Inc.	3.75%	12/15/2020		8,648	8,599,442
Total					13,444,146

Software/Services 14.18%
Atlassian, Inc.†	0.625%	5/1/2023		4,750	5,841,327
FireEye, Inc.†	0.875%	6/1/2024		4,350	4,830,166
FireEye, Inc.	1.00%	6/1/2035		5,525	5,331,697
FireEye, Inc.	1.625%	6/1/2035		34,425	31,675,096
Five9, Inc.†	0.125%	5/1/2023		6,257	7,542,375
Momo, Inc. (China)†(b)	1.25%	7/1/2025		6,000	5,174,526
MongoDB, Inc.†	0.75%	6/15/2024		6,800	9,260,016
Twilio, Inc.†	0.25%	6/1/2023		7,718	11,433,052
Twitter, Inc.†	0.25%	6/15/2024		6,700	6,054,917

See Notes to Financial Statements.	71

Schedule of Investments (continued)

CONVERTIBLE FUND November 30, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Software/Services (continued)
Vipshop Holdings Ltd. (China)(b)	1.50%	3/15/2019	$23,900	$23,481,750
Weibo Corp. (China)†(b)	1.25%	11/15/2022	7,000	6,520,108
Workday, Inc.	1.50%	7/15/2020	2,540	5,138,405
Total				122,283,435

Specialty Retail 1.40%
Etsy, Inc.†	Zero Coupon	3/1/2023	4,625	7,380,150
RH	Zero Coupon	7/15/2020	4,100	4,708,333
Total				12,088,483

Support: Services 3.58%
Chegg, Inc.†	0.25%	5/15/2023	4,850	5,797,899
Euronet Worldwide, Inc.	1.50%	10/1/2044	3,500	5,709,483
Extra Space Storage LP†	3.125%	10/1/2035	6,785	7,568,505
FTI Consulting, Inc.†	2.00%	8/15/2023	7,250	6,972,325
Macquarie Infrastructure Co. LLC	2.875%	7/15/2019	4,840	4,820,654
Total				30,868,866

Technology Hardware & Equipment 5.11%
NXP Semiconductors NV (Netherlands)(b)	1.00%	12/1/2019	8,600	8,895,866
Square, Inc.†	0.50%	5/15/2023	5,181	5,974,895
SunPower Corp.	4.00%	1/15/2023	35,500	29,209,364
Total				44,080,125

Telecommunications: Satellite 0.68%
Intelsat SA (Luxembourg)†(b)	4.50%	6/15/2025	3,575	5,841,103

Telecommunications: Wireline Integrated & Services 0.35%
GDS Holdings Ltd. (China)†(b)	2.00%	6/1/2025	3,700	3,051,468

Theaters & Entertainment 1.42%
Live Nation Entertainment, Inc.†	2.50%	3/15/2023	11,436	12,238,018

Transportation: Infrastructure/Services 1.31%
DHT Holdings, Inc.†	4.50%	8/15/2021	5,850	5,693,068
Scorpio Tankers, Inc. (Monaco)(b)	3.00%	5/15/2022	6,689	5,594,980
Total				11,288,048
Total Convertible Bonds (cost $614,848,449)				633,366,063

72	See Notes to Financial Statements.

Schedule of Investments (continued)

CONVERTIBLE FUND November 30, 2018

Investments	Dividend Rate			Shares (000)	Fair Value
CONVERTIBLE PREFERRED STOCKS 13.41%

Banking 4.88%
Bank of America Corp.	7.25%			16	$20,480,000
Wells Fargo & Co.	7.50%			17	21,622,762
Total					42,102,762

Chemicals 1.21%
International Flavors & Fragrances, Inc.	6.00%			186	10,405,784

Electric: Integrated 2.30%
CenterPoint Energy, Inc.	7.00%			150	7,530,000
DTE Energy Co.	6.50%			115	6,275,745
NextEra Energy, Inc.	6.123%			102	6,058,800
Total					19,864,545

Food: Wholesale 1.02%
Post Holdings, Inc.	2.50%			49	8,787,596

Medical Products 1.81%
Becton Dickinson & Co.	6.125%			247	15,571,405

Real Estate Investment Trusts 1.59%
Crown Castle International Corp.	6.875%			13	13,711,264

Software/Services 0.60%
Mandatory Exchangeable Trust†	5.75%			29	5,220,145
Total Convertible Preferred Stocks (cost $115,263,560)					115,663,501
Total Long-Term Investments (cost $797,572,909)					820,806,224

	Interest Rate		Maturity Date	Principal Amount (000)
SHORT-TERM INVESTMENTS 5.07%

CONVERTIBLE BONDS 3.13%

Software/Services 0.52%
Citrix Systems, Inc.	0.50%		4/15/2019	$3,000	4,516,287

Tobacco 1.19%
Vector Group Ltd.	2.50%	#(c)	1/15/2019	10,000	10,306,810

Transportation: Infrastructure/Services 1.42%
Scorpio Tankers, Inc. (Monaco)†(b)	2.375%		7/1/2019	12,643	12,209,876
Total Convertible Bonds (cost $27,457,489)					27,032,973

See Notes to Financial Statements.	73

Schedule of Investments (continued)

CONVERTIBLE FUND November 30, 2018

Investments	Principal Amount (000)	Fair Value
REPURCHASE AGREEMENT 1.94%
Repurchase Agreement dated 11/30/2018, 1.25% due 12/3/2018 with Fixed Income Clearing Corp. collateralized by $17,990,000 of U.S. Treasury Note at 1.50% due 3/31/2023; value: $17,034,983; proceeds: $16,698,941 (cost $16,697,202)	$16,697	$16,697,202
Total Short-Term Investment (cost $44,154,691)		43,730,175
Total Investments in Securities 100.23% (cost $841,727,600)		864,536,399
Liabilities in Excess of Foreign Cash and Other Assets(d) (0.23%)		(1,979,653)
Net Assets 100.00%		$862,556,746

CAD	Canadian dollar.
EUR	euro.
ADR	American Depositary Receipt.
*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at November 30, 2018.
(a)	Investment in non-U.S. dollar denominated securities.
(b)	Foreign security traded in U.S. dollars.
(c)	Variable Rate is Fixed to Float: Rate remains fixed until designated future date.
(d)	Liabilities in Excess of Foreign Cash and Other Assets include net unrealized appreciation/depreciation on forward foreign currency exchange contracts as follows:

Open Forward Foreign Currency Exchange Contracts at November 30, 2018:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Canadian dollar	Sell	Citibank	12/6/2018	7,445,000	$5,728,011	$5,603,775	$124,236
Canadian dollar	Sell	Goldman Sachs	12/6/2018	1,042,000	796,192	784,303	11,889
euro	Sell	Goldman Sachs	12/4/2018	2,035,000	2,366,491	2,303,824	62,667
euro	Sell	J.P. Morgan	12/4/2018	2,371,000	2,787,497	2,684,210	103,287
euro	Sell	State Street Bank and Trust	12/7/2018	2,330,000	2,757,555	2,638,393	119,162
euro	Sell	J.P. Morgan	3/7/2019	830,000	951,142	947,598	3,544
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$424,785

74	See Notes to Financial Statements.

Schedule of Investments (continued)

CONVERTIBLE FUND November 30, 2018

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
euro	Buy	Barclays Bank plc	12/4/2018	1,471,000	$1,695,698	$1,665,319	$(30,379)
euro	Buy	State Street Bank and Trust	12/4/2018	1,974,000	2,271,796	2,234,766	(37,030)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(67,409)

The following is a summary of the inputs used as of November 30, 2018 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks
Specialty Retail	$7,458,450	$3,543,473	$–	$11,001,923
Remaining Industries	60,774,737	–	–	60,774,737
Convertible Bonds	–	633,366,063	–	633,366,063
Convertible Preferred Stocks	115,663,501	–	–	115,663,501
Short-Term Investments
Convertible Bonds	–	27,032,973	–	27,032,973
Repurchase Agreement	–	16,697,202	–	16,697,202
Total	$183,896,688	$680,639,711	$–	$864,536,399

Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$–	$424,785	$–	$424,785
Liabilities	–	(67,409)	–	(67,409)
Total	$–	$357,376	$–	$357,376

(1)	Refer to Note 2(s) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.
(3)	There were no Level 1/Level 2 transfers during the fiscal year ended November 30, 2018.

See Notes to Financial Statements.	75

Schedule of Investments (concluded)

CONVERTIBLE FUND November 30, 2018

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Corporate Bonds
Balance as of December 1, 2017	$278
Accrued Discounts (Premiums)	–
Realized Gain (Loss)	–
Change in Unrealized Appreciation (Depreciation)	–
Purchases	–
Sales	(278)
Transfers into Level 3	–
Transfers out of Level 3	–
Balance as of November 30, 2018	$–
Change in Unrealized appreciation/depreciation for the year ended November 30, 2018 related to Level 3 investments held at November 30, 2018	$–

76	See Notes to Financial Statements.

Schedule of Investments

CORE FIXED INCOME FUND November 30, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 118.70%

ASSET-BACKED SECURITIES 34.12%

Automobiles 17.10%
Ally Auto Receivables Trust 2017-5 A2	1.81%		6/15/2020	$339	$338,450
American Credit Acceptance Receivables Trust 2015-3 C†	4.84%		10/12/2021	916	920,765
American Credit Acceptance Receivables Trust 2016-2 C†	6.09%		5/12/2022	637	648,523
American Credit Acceptance Receivables Trust 2018-1 A†	2.72%		3/10/2021	1,685	1,683,771
AmeriCredit Automobile Receivables Trust 2014-3 D	3.13%		10/8/2020	4,553	4,554,841
AmeriCredit Automobile Receivables Trust 2015-2 D	3.00%		6/8/2021	2,619	2,610,431
AmeriCredit Automobile Receivables Trust 2015-3 B	2.08%		9/8/2020	305	305,156
AmeriCredit Automobile Receivables Trust 2016-2 B	2.21%		5/10/2021	2,995	2,980,229
AmeriCredit Automobile Receivables Trust 2017-2 A2A	1.65%		9/18/2020	890	888,371
AmeriCredit Automobile Receivables Trust 2017-2 C	2.97%		3/20/2023	1,664	1,646,147
AmeriCredit Automobile Receivables Trust 2017-3 A2A	1.69%		12/18/2020	441	439,201
AmeriCredit Automobile Receivables Trust 2017-3 B	2.24%		6/19/2023	684	673,751
Americredit Automobile Receivables Trust 2018-2 A2A	2.86%		11/18/2021	6,795	6,780,141
Americredit Automobile Receivables Trust 2018-3 A2A	3.11%		1/18/2022	1,632	1,632,335
Americredit Automobile Receivables Trust 2018-3 A2B	2.53% (1 Mo. LIBOR + .25%	)#	1/18/2022	1,632	1,632,287
Avis Budget Rental Car Funding AESOP LLC 2014-1A A†	2.46%		7/20/2020	1,454	1,449,789
BMW Vehicle Owner Trust 2018-A A2A	2.09%		11/25/2020	3,374	3,362,927
California Republic Auto Receivables Trust 2014-3 B	2.66%		8/17/2020	939	938,653
California Republic Auto Receivables Trust 2015-1 A4	1.82%		9/15/2020	437	435,644
California Republic Auto Receivables Trust 2015-3 B	2.70%		9/15/2021	419	416,447

See Notes to Financial Statements.	77

Schedule of Investments (continued)

CORE FIXED INCOME FUND November 30, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)
California Republic Auto Receivables Trust 2016-2 A3	1.56%	7/15/2020	$15	$14,988
California Republic Auto Receivables Trust 2016-2 B	2.52%	5/16/2022	811	797,826
California Republic Auto Receivables Trust 2017-1 A3	1.90%	3/15/2021	1,710	1,704,141
California Republic Auto Receivables Trust 2017-1 B	2.91%	12/15/2022	572	561,576
California Republic Auto Receivables Trust 2018-1 A2	2.86%	3/15/2021	3,057	3,054,693
California Republic Auto Receivables Trust 2018-1 B	3.56%	3/15/2023	2,191	2,190,643
Capital Auto Receivables Asset Trust 2016-2 A3	1.46%	6/22/2020	165	165,197
Capital Auto Receivables Asset Trust 2018-2 C†	3.69%	12/20/2023	1,442	1,445,641
CarMax Auto Owner Trust 2015-2 A3	1.37%	3/16/2020	5	5,073
CarMax Auto Owner Trust 2016-3 A3	1.39%	5/17/2021	734	727,774
Chesapeake Funding II LLC 2016-1A A1†	2.11%	3/15/2028	311	309,915
Chesapeake Funding II LLC 2016-2A A1†	1.88%	6/15/2028	3,840	3,822,035
Chesapeake Funding II LLC 2017-2A A1†	1.99%	5/15/2029	1,227	1,213,102
Chesapeake Funding II LLC 2017-3A A1†	1.91%	8/15/2029	2,674	2,644,817
Chrysler Capital Auto Receivables Trust 2014-BA D†	3.44%	8/16/2021	1,022	1,022,088
Chrysler Capital Auto Receivables Trust 2016-AA A3†	1.77%	10/15/2020	312	311,555
Chrysler Capital Auto Receivables Trust 2016-AA B†	2.88%	6/15/2022	673	671,794
Chrysler Capital Auto Receivables Trust 2016-AA C†	3.25%	6/15/2022	372	372,101
CPS Auto Receivables Trust 2016-B D†	6.58%	3/15/2022	540	563,587
CPS Auto Receivables Trust 2017-D A†	1.87%	3/15/2021	1,031	1,027,293
CPS Auto Receivables Trust 2018-A B†	2.77%	4/18/2022	742	735,004
CPS Auto Receivables Trust 2018-B D†	4.26%	3/15/2024	949	957,026
CPS Auto Trust 2018-C A†	2.87%	9/15/2021	1,730	1,728,842
CPS Auto Trust 2018-C B†	3.43%	7/15/2022	688	686,433
Drive Auto Receivables Trust 2015-AA C†	3.06%	5/17/2021	475	475,316
Drive Auto Receivables Trust 2015-BA E†	5.15%	8/15/2022	3,100	3,126,829
Drive Auto Receivables Trust 2015-DA C†	3.38%	11/15/2021	874	874,925
Drive Auto Receivables Trust 2016-AA C†	3.91%	5/17/2021	982	984,175
Drive Auto Receivables Trust 2016-BA C†	3.19%	7/15/2022	321	321,168
Drive Auto Receivables Trust 2016-CA C†	3.02%	11/15/2021	1,688	1,686,955
Drive Auto Receivables Trust 2016-CA D†	4.18%	3/15/2024	652	654,786
Drive Auto Receivables Trust 2017-2 B	2.25%	6/15/2021	301	300,403
Drive Auto Receivables Trust 2017-2 C	2.75%	9/15/2023	964	961,351

78	See Notes to Financial Statements.

Schedule of Investments (continued)

CORE FIXED INCOME FUND November 30, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)
Drive Auto Receivables Trust 2017-2 D	3.49%		9/15/2023	$4,111	$4,109,917
Drive Auto Receivables Trust 2017-AA B†	2.51%		1/15/2021	30	29,958
Drive Auto Receivables Trust 2017-AA D†	4.16%		5/15/2024	1,145	1,155,259
Drive Auto Receivables Trust 2017-BA C†	2.61%		8/16/2021	981	981,108
Drive Auto Receivables Trust 2018-3 A2	2.75%		10/15/2020	5,570	5,565,563
Drive Auto Receivables Trust 2018-3 A3	3.01%		11/15/2021	2,071	2,067,275
Drive Auto Receivables Trust 2018-3 B	3.37%		9/15/2022	818	818,333
Drive Auto Receivables Trust 2018-3 C	3.72%		9/16/2024	1,949	1,952,975
Drive Auto Receivables Trust 2018-4 A2A	2.78%		10/15/2020	1,905	1,903,592
Drive Auto Receivables Trust 2018-4 A3	3.04%		11/15/2021	2,977	2,970,184
Drive Auto Receivables Trust 2018-5 A2A	3.08%		7/15/2021	2,721	2,720,747
Drive Auto Receivables Trust 2018-5 A2B	2.407% (1 Mo. LIBOR + .32%	)#	7/15/2021	2,231	2,227,786
Enterprise Fleet Financing LLC 2017-1 A2†	2.13%		7/20/2022	782	777,398
First Investors Auto Owner Trust 2017-2A A1†	1.86%		10/15/2021	1,336	1,330,574
First Investors Auto Owner Trust 2017-3A A2†	2.41%		12/15/2022	1,339	1,324,402
First Investors Auto Owner Trust 2017-3A B†	2.72%		4/17/2023	510	503,278
First Investors Auto Owner Trust 2018-2A A1†	3.23%		12/15/2022	1,905	1,906,034
Flagship Credit Auto Trust 2017-1 A†	1.93%		12/15/2021	575	573,567
Flagship Credit Auto Trust 2017-2 A†	1.85%		7/15/2021	552	549,024
Flagship Credit Auto Trust 2017-3 A†	1.88%		10/15/2021	678	673,966
Flagship Credit Auto Trust 2017-3 B†	2.59%		7/15/2022	745	733,454
Flagship Credit Auto Trust 2017-4 A†	2.07%		4/15/2022	977	969,338
Flagship Credit Auto Trust 2018-1 A†	2.59%		6/15/2022	1,578	1,568,519
Flagship Credit Auto Trust 2018-3 A†	3.07%		2/15/2023	4,476	4,469,447
Flagship Credit Auto Trust 2018-3 B†	3.59%		12/16/2024	1,407	1,401,653
Ford Credit Auto Lease Trust 2017-B A2A	1.80%		6/15/2020	1,730	1,724,334
Ford Credit Auto Owner Trust 2014-2 A†	2.31%		4/15/2026	5,555	5,514,432
Ford Credit Auto Owner Trust 2017-1 A†	2.62%		8/15/2028	2,404	2,347,146
Ford Credit Auto Owner Trust 2017-2 A†	2.36%		3/15/2029	530	509,797
Ford Credit Auto Owner Trust 2017-2 B†	2.60%		3/15/2029	256	245,882
Ford Credit Auto Owner Trust 2018-2 A†	3.47%		1/15/2030	1,589	1,584,396
Foursight Capital Automobile Receivables Trust 2016-1 A2†	2.87%		10/15/2021	540	538,450
Foursight Capital Automobile Receivables Trust 2018-1 A2†	2.85%		8/16/2021	1,276	1,273,789
Foursight Capital Automobile Receivables Trust 2018-1 A3†	3.24%		9/15/2022	1,890	1,885,682

See Notes to Financial Statements.	79

Schedule of Investments (continued)

CORE FIXED INCOME FUND November 30, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)
Foursight Capital Automobile Receivables Trust 2018-1 B†	3.53%	4/17/2023	$937	$934,015
Foursight Capital Automobile Receivables Trust 2018-1 C†	3.68%	8/15/2023	442	439,130
GM Financial Automobile Leasing Trust 2016-3 A3	1.61%	12/20/2019	379	378,485
GM Financial Automobile Leasing Trust 2017-2 A2A	1.72%	1/21/2020	326	325,246
GM Financial Consumer Automobile Receivables Trust 2017-3A A2A†	1.71%	9/16/2020	1,964	1,958,102
Honda Auto Receivables Owner Trust 2015-4 A3	1.23%	9/23/2019	434	434,192
Honda Auto Receivables Owner Trust 2016-2 A3	1.39%	4/15/2020	216	215,136
Hyundai Auto Lease Securitization Trust 2017-C A2A†	1.89%	3/16/2020	1,960	1,952,522
Mercedes-Benz Auto Lease Trust 2018-A A2	2.20%	4/15/2020	2,441	2,435,949
Mercedes-Benz Auto Lease Trust 2018-B A2	3.04%	12/15/2020	4,357	4,357,112
Mercedes-Benz Auto Receivables Trust 2016-1 A3	1.26%	2/16/2021	712	705,956
Nissan Auto Receivables Owner Trust 2016-A A3	1.34%	10/15/2020	1,057	1,050,813
Santander Drive Auto Receivables Trust 2014-3 D	2.65%	8/17/2020	414	413,971
Santander Drive Auto Receivables Trust 2014-5 E	4.23%	4/15/2022	2,800	2,812,819
Santander Drive Auto Receivables Trust 2015-1 C	2.57%	4/15/2021	31	31,008
Santander Drive Auto Receivables Trust 2015-4 C	2.97%	3/15/2021	2,968	2,967,155
Santander Drive Auto Receivables Trust 2015-4 E†	4.54%	11/15/2022	6,410	6,480,898
Santander Drive Auto Receivables Trust 2015-5 C	2.74%	12/15/2021	1,983	1,981,596
Santander Drive Auto Receivables Trust 2016-1 E	5.02%	6/15/2023	4,212	4,282,847
Santander Drive Auto Receivables Trust 2016-2 B	2.08%	2/16/2021	165	165,064
Santander Drive Auto Receivables Trust 2016-2 E	4.38%	9/15/2023	5,396	5,451,105
Santander Drive Auto Receivables Trust 2016-3 B	1.89%	6/15/2021	504	502,385
Santander Drive Auto Receivables Trust 2017-3 C	2.76%	12/15/2022	454	449,615
Santander Drive Auto Receivables Trust 2018-1 A2	2.10%	11/16/2020	1,250	1,247,652
Santander Drive Auto Receivables Trust 2018-3 A2A	2.78%	3/15/2021	3,287	3,285,210
SunTrust Auto Receivables Trust 2015-1A A4†	1.78%	1/15/2021	641	638,572
SunTrust Auto Receivables Trust 2015-1A D†	3.24%	1/16/2023	2,589	2,587,096
TCF Auto Receivables Owner Trust 2016-PT1A B†	2.92%	10/17/2022	1,508	1,489,565
Westlake Automobile Receivables Trust 2017-2A A2A†	1.80%	7/15/2020	723	720,992
Wheels SPV 2 LLC 2018-1A A2†	3.06%	4/20/2027	1,068	1,065,806
World Omni Select Auto Trust 2018-1A A2†	3.24%	4/15/2022	2,298	2,299,914
Total				183,424,098

80	See Notes to Financial Statements.

Schedule of Investments (continued)

CORE FIXED INCOME FUND November 30, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Credit Cards 7.66%
American Express Credit Account Master Trust 2017-1 A	1.93%		9/15/2022	$3,208	$3,164,834
American Express Credit Account Master Trust 2017-4 A	1.64%		12/15/2021	8,591	8,544,091
Barclays Dryrock Issuance Trust 2014-3 A	2.41%		7/15/2022	1,787	1,777,412
Barclays Dryrock Issuance Trust 2017-2 A	2.607% (1 Mo. LIBOR + .30%	)#	5/15/2023	5,056	5,054,785
Cabela’s Credit Card Master Note Trust 2014-2 A	2.757% (1 Mo. LIBOR + .45%	)#	7/15/2022	1,538	1,540,394
Capital One Multi-Asset Execution Trust 2016-A3	1.34%		4/15/2022	1,927	1,910,862
Capital One Multi-Asset Execution Trust 2016-A4	1.33%		6/15/2022	2,375	2,348,963
Chase Issuance Trust 2012-A4	1.58%		8/15/2021	1,571	1,555,414
Chase Issuance Trust 2016-A5	1.27%		7/15/2021	3,260	3,227,326
Citibank Credit Card Issuance Trust 2014-A6	2.15%		7/15/2021	1,867	1,858,103
Citibank Credit Card Issuance Trust 2017-A2	1.74%		1/19/2021	6,196	6,187,778
Citibank Credit Card Issuance Trust 2017-A9	1.80%		9/20/2021	4,034	3,996,204
Citibank Credit Card Issuance Trust 2018-A6	3.21%		12/7/2024	2,283	2,276,985
Discover Card Execution Note Trust 2012-A6	1.67%		1/18/2022	5,749	5,703,647
Discover Card Execution Note Trust 2014-A1	2.737% (1 Mo. LIBOR + .43%	)#	7/15/2021	6,402	6,404,076
Discover Card Execution Note Trust 2014-A4	2.12%		12/15/2021	2,206	2,196,064
Discover Card Execution Note Trust 2016-A1	1.64%		7/15/2021	1,409	1,406,976
Discover Card Execution Note Trust 2016-A4	1.39%		3/15/2022	1,872	1,847,886
Master Credit Card Trust II Series 2018-1A B†	3.245%		7/21/2024	2,113	2,074,708
Synchrony Credit Card Master Note Trust 2016-1 A	2.04%		3/15/2022	3,048	3,040,802
Synchrony Credit Card Master Note Trust 2016-3 A	1.58%		9/15/2022	1,661	1,641,196
Synchrony Credit Card Master Note Trust 2017-2 A	2.62%		10/15/2025	1,940	1,887,522
World Financial Network Credit Card Master Trust 2012-A	3.14%		1/17/2023	1,716	1,717,096
World Financial Network Credit Card Master Trust 2016-A	2.03%		4/15/2025	747	723,326
World Financial Network Credit Card Master Trust 2017-B A	1.98%		6/15/2023	3,031	3,010,306
World Financial Network Credit Card Master Trust 2017-C A	2.31%		8/15/2024	5,031	4,941,190
World Financial Network Credit Card Master Trust 2017-C M	2.66%		8/15/2024	2,213	2,173,925
Total					82,211,871

See Notes to Financial Statements.	81

Schedule of Investments (continued)

CORE FIXED INCOME FUND November 30, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other 9.36%
Access Point Funding I LLC 2017-A†	3.06%		4/15/2029	$438	$435,007
Apidos CLO XVI 2013-16A CR†	5.45% (3 Mo. LIBOR + 3.00%	)#	1/19/2025	500	500,065
Ares XXIX CLO Ltd. 2014-1A A1R†	3.639% (3 Mo. LIBOR + 1.19%	)#	4/17/2026	1,603	1,605,456
Ares XXXIII CLO Ltd. 2015-1A A1R†	3.666% (3 Mo. LIBOR + 1.35%	)#	12/5/2025	300	300,800
Ascentium Equipment Receivables Trust 2016-2A A3†	1.65%		5/10/2022	549	546,886
Ascentium Equipment Receivables Trust 2016-2A B†	2.50%		9/12/2022	506	502,316
Ascentium Equipment Receivables Trust 2017-1A A2†	1.87%		7/10/2019	199	198,631
Ascentium Equipment Receivables Trust 2017-1A A3†	2.29%		6/10/2021	487	482,463
Avery Point IV CLO Ltd. 2014-1A BR†	4.09% (3 Mo. LIBOR + 1.60%	)#	4/25/2026	731	731,564
Avery Point VII CLO Ltd. 2015-7A A1†	3.936% (3 Mo. LIBOR + 1.50%	)#	1/15/2028	2,694	2,696,180
Benefit Street Partners CLO IV Ltd. 2014-IVA A1R†	3.959% (3 Mo. LIBOR + 1.49%	)#	1/20/2029	1,164	1,164,390
Benefit Street Partners CLO IV Ltd. 2014-IVA A2R†	4.519% (3 Mo. LIBOR + 2.05%	)#	1/20/2029	1,525	1,522,883
Benefit Street Partners CLO IV Ltd. 2014-IVA BR†	5.369% (3 Mo. LIBOR + 2.90%	)#	1/20/2029	632	633,298
Cedar Funding VI CLO Ltd. 2016-6A BR†	4.069% (3 Mo. LIBOR + 1.60%	)#	10/20/2028	1,200	1,200,696
CNH Equipment Trust 2014-C A4	1.65%		9/15/2021	662	662,063
Conn’s Receivables Funding LLC 2017-B A†	2.73%		7/15/2020	57	56,885
Daimler Trucks Retail Trust 2018-1 A2†	2.60%		5/15/2020	3,055	3,051,855
Diamond Resorts Owner Trust 2015-2 A†	2.99%		5/22/2028	244	243,415
Diamond Resorts Owner Trust 2016-1 A†	3.08%		11/20/2028	167	166,574
Diamond Resorts Owner Trust 2017-1A B†	4.11%		10/22/2029	1,071	1,063,588
DLL LLC 2018-1 A3†	3.10%		4/18/2022	3,303	3,293,225
DLL LLC 2018-2 A2†	3.14%		10/20/2020	4,246	4,247,430
DRB Prime Student Loan Trust 2015-D A2†	3.20%		1/25/2040	2,031	2,025,349
Engs Commercial Finance Trust 2018-1A A1†	2.97%		2/22/2021	2,535	2,526,620
Galaxy XXI CLO Ltd. 2015-21A AR†	3.489% (3 Mo. LIBOR + 1.02%	)#	4/20/2031	485	481,021
GMF Floorplan Owner Revolving Trust 2016-1 A1†	1.96%		5/17/2021	2,138	2,127,804

82	See Notes to Financial Statements.

Schedule of Investments (continued)

CORE FIXED INCOME FUND November 30, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)
Halcyon Loan Advisors Funding Ltd. 2015-2A CR†	4.64% (3 Mo. LIBOR + 2.15%	)#	7/25/2027	$448	$448,935
Hardee’s Funding LLC 2018-1A AII†	4.959%		6/20/2048	2,542	2,544,669
ICG US CLO Ltd. 2015-2A AR†	3.286% (3 Mo. LIBOR + .85%	)#	1/16/2028	2,795	2,796,553
Jamestown CLO VII Ltd. 2015-7A CR†	5.09% (3 Mo. LIBOR + 2.60%	)#	7/25/2027	1,431	1,375,580
JFIN CLO Ltd. 2014-1A B1R†	3.919% (3 Mo. LIBOR + 1.45%	)#	4/21/2025	2,500	2,500,133
KVK CLO Ltd. 2016-1A C†	5.586% (3 Mo. LIBOR + 3.15%	)#	1/15/2029	1,564	1,591,903
Madison Park Funding XXI Ltd. 2016-21A A1†	4.02% (3 Mo. LIBOR + 1.53%	)#	7/25/2029	639	642,002
Massachusetts Educational Financing Authority 2008-1 A1	3.44% (3 Mo. LIBOR + .95%	)#	4/25/2038	1,293	1,295,590
MMAF Equipment Finance LLC 2012-AA A5†	1.98%		6/10/2032	59	59,392
Mountain View CLO X Ltd. 2015-10A BR†	3.786% (3 Mo. LIBOR + 1.35%	)#	10/13/2027	1,449	1,447,278
Navient Private Education Refi Loan Trust 2018-DA A2A†	4.00%		12/15/2059	1,088	1,096,406
Navient Student Loan Trust 2016-7A A†	3.465% (1 Mo. LIBOR + 1.15%	)#	3/25/2066	1,518	1,545,503
Navient Student Loan Trust 2017-2A A†	3.365% (1 Mo. LIBOR + 1.05%	)#	12/27/2066	2,901	2,947,829
NextGear Floorplan Master Owner Trust 2016-1A A2†	2.74%		4/15/2021	8,237	8,227,571
OHA Loan Funding Ltd. 2016-1A B1†	4.269% (3 Mo. LIBOR + 1.80%	)#	1/20/2028	4,200	4,207,355
OneMain Financial Issuance Trust 2015-1A A†	3.19%		3/18/2026	271	271,766
OneMain Financial Issuance Trust 2016-1A A†	3.66%		2/20/2029	1,101	1,103,088
OneMain Financial Issuance Trust 2016-2A B†	5.94%		3/20/2028	118	120,007
Orec Ltd. 2018-CRE1 A†(a)	3.487% (1 Mo. LIBOR + 1.18%	)#	6/15/2036	1,950	1,950,980
Palmer Square Loan Funding Ltd. 2017-1A B†	4.136% (3 Mo. LIBOR + 1.70%	)#	10/15/2025	1,246	1,221,527
Palmer Square Loan Funding Ltd. 2018-1A A1†	3.036% (3 Mo. LIBOR + .60%	)#	4/15/2026	2,506	2,497,166
Palmer Square Loan Funding Ltd. 2018-1A A2†	3.486% (3 Mo. LIBOR + 1.05%	)#	4/15/2026	946	922,968
Palmer Square Loan Funding Ltd. 2018-1A B†	3.836% (3 Mo. LIBOR + 1.40%	)#	4/15/2026	716	692,309
Palmer Square Loan Funding Ltd. 2018-5A A1†(a)	Zero Coupon (3 Mo. LIBOR + .85%	)#	1/20/2027	2,041	2,041,000

See Notes to Financial Statements.	83

Schedule of Investments (continued)

CORE FIXED INCOME FUND November 30, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)
Palmer Square Loan Funding Ltd. 2018-5A A2†(a)	Zero Coupon (3 Mo. LIBOR + 1.40%	)#	1/20/2027	$485	$485,000
Pennsylvania Higher Education Assistance Agency 2006-1 B	2.76% (3 Mo. LIBOR + .27%	)#	4/25/2038	1,040	1,001,044
PFS Financing Corp. 2018-B†	3.08%		2/15/2023	1,069	1,056,128
Regatta VI Funding Ltd. 2016-1A CR†	4.519% (3 Mo. LIBOR + 2.05%	)#	7/20/2028	929	931,301
SCF Equipment Leasing LLC 2017-2A A†	3.41%		12/20/2023	707	702,651
SCF Equipment Leasing LLC 2018-1A A2†	3.63%		10/20/2024	2,893	2,889,731
Shackleton CLO Ltd. 2016-9A B†	4.369% (3 Mo. LIBOR + 1.90%	)#	10/20/2028	1,070	1,071,422
SLC Student Loan Trust 2008-1 A4A	3.934% (3 Mo. LIBOR + 1.60%	)#	12/15/2032	3,029	3,120,152
SLM Private Education Loan Trust 2010-A 2A†	5.557% (1 Mo. LIBOR + 3.25%	)#	5/16/2044	359	364,110
Sound Point CLO XI Ltd. 2016-1A A†	4.119% (3 Mo. LIBOR + 1.65%	)#	7/20/2028	250	250,202
TCI-Symphony CLO Ltd. 2016-1A A†	3.916% (3 Mo. LIBOR + 1.48%	)#	10/13/2029	338	338,820
Towd Point Asset Trust 2018-SL1 A†	2.906% (1 Mo. LIBOR + .60%	)#	1/25/2046	2,278	2,270,720
TPG Real Estate Finance Issuer Ltd. 2018-FL2 A†	3.373% (1 Mo. LIBOR + 1.13%	)#	11/15/2037	1,988	2,002,587
Tralee CLO III Ltd. 2014-3A AR†	3.499% (3 Mo. LIBOR + 1.03%	)#	10/20/2027	3,556	3,551,492
Volvo Financial Equipment LLC 2015-1A A4†	1.91%		1/15/2020	254	254,246
Westgate Resorts LLC 2018-1A A†	3.38%		12/20/2031	996	992,173
WhiteHorse VIII Ltd. 2014-1A AR†	3.441% (3 Mo. LIBOR + .90%	)#	5/1/2026	3,127	3,116,922
Total					100,412,675
Total Asset-Backed Securities (cost $366,937,501)					366,048,644

CORPORATE BONDS 18.00%

Automotive 0.76%
Daimler Finance North America LLC†	3.75%		2/22/2028	1,675	1,564,086
Ford Motor Co.	7.45%		7/16/2031	2,559	2,637,676
General Motors Co.	6.60%		4/1/2036	4,111	3,993,725
Total					8,195,487

84	See Notes to Financial Statements.

Schedule of Investments (continued)

CORE FIXED INCOME FUND November 30, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional 6.46%
Banco de Credito e Inversiones SA (Chile)†(b)	3.50%		10/12/2027	$1,290	$1,142,469
Bank of America Corp.	3.593%	#(c)	7/21/2028	2,140	2,018,763
Bank of America Corp.	4.00%		1/22/2025	1,716	1,666,310
Bank of America Corp.	4.45%		3/3/2026	940	924,733
Citigroup, Inc.	3.887%	#(c)	1/10/2028	624	596,104
Citigroup, Inc.	4.45%		9/29/2027	1,374	1,328,490
Goldman Sachs Group, Inc. (The)	4.223%	#(c)	5/1/2029	1,158	1,109,582
Goldman Sachs Group, Inc. (The)	6.75%		10/1/2037	1,568	1,787,364
Intesa Sanpaolo SpA (Italy)†(b)	3.875%		1/12/2028	1,443	1,166,744
JPMorgan Chase & Co.	3.54% (3 Mo. LIBOR + 1.38%	)#	5/1/2028	1,452	1,370,704
JPMorgan Chase & Co.	3.782% (3 Mo. LIBOR + 1.34%	)#	2/1/2028	4,137	3,975,685
Macquarie Group Ltd. (Australia)†(b)	4.654%	#(c)	3/27/2029	3,121	3,034,038
Morgan Stanley	3.625%		1/20/2027	717	676,830
Morgan Stanley	3.875%		1/27/2026	515	496,966
Morgan Stanley	4.00%		7/23/2025	2,870	2,810,654
Royal Bank of Canada (Canada)†(b)	3.35%		10/22/2021	14,155	14,208,549
Royal Bank of Scotland Group plc (United Kingdom)(b)	4.892%	#(c)	5/18/2029	1,505	1,426,031
Santander UK plc (United Kingdom)†(b)	5.00%		11/7/2023	575	562,569
Santander UK plc (United Kingdom)(b)	7.95%		10/26/2029	2,280	2,739,518
Toronto-Dominion Bank (The)(Canada)†(b)	3.35%		10/22/2021	12,467	12,496,245
Toronto-Dominion Bank (The)(Canada)(b)	3.625%	#(c)	9/15/2031	3,505	3,278,415
UBS AG	7.625%		8/17/2022	2,826	3,034,417
Wells Fargo Bank NA	5.85%		2/1/2037	5,025	5,592,678
Wells Fargo Bank NA	6.60%		1/15/2038	1,583	1,908,558
Total					69,352,416

Beverages 0.42%
Anheuser-Busch Cos., LLC/Anheuser-Busch InBev Worldwide, Inc.†	4.70%		2/1/2036	4,011	3,789,368
Becle SAB de CV (Mexico)†(b)	3.75%		5/13/2025	800	759,003
Total					4,548,371

Business Services 0.06%
Adani Ports & Special Economic Zone Ltd. (India)†(b)	4.00%		7/30/2027	704	630,319

Chemicals 0.20%
CNAC HK Finbridge Co. Ltd. (Hong Kong)(b)	3.50%		7/19/2022	1,270	1,226,929
Mexichem SAB de CV (Mexico)†(b)	4.875%		9/19/2022	550	550,688
Syngenta Finance NV (Netherlands)†(b)	4.441%		4/24/2023	400	385,172
Total					2,162,789

See Notes to Financial Statements.	85

Schedule of Investments (continued)

CORE FIXED INCOME FUND November 30, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Computer Hardware 0.38%
Dell International LLC/EMC Corp.†	5.45%	6/15/2023	$592	$605,838
Dell International LLC/EMC Corp.†	6.02%	6/15/2026	1,950	1,974,964
Dell International LLC/EMC Corp.†	8.35%	7/15/2046	1,308	1,443,873
Total				4,024,675

Computer Software 0.17%
Oracle Corp.	6.125%	7/8/2039	1,557	1,873,994

Drugs 0.07%
Bayer Corp.†	6.65%	2/15/2028	629	711,078

Electric: Power 1.63%
Ausgrid Finance Pty Ltd. (Australia)†(b)	4.35%	8/1/2028	2,282	2,248,021
Berkshire Hathaway Energy Co.	3.80%	7/15/2048	733	632,820
Electricite de France SA (France)†(b)	5.00%	9/21/2048	2,690	2,403,867
Entergy Louisiana LLC	4.00%	3/15/2033	934	914,383
Exelon Generation Co. LLC	5.60%	6/15/2042	1,421	1,368,245
Massachusetts Electric Co.†	4.004%	8/15/2046	1,317	1,186,583
Minejesa Capital BV (Netherlands)†(b)	4.625%	8/10/2030	700	617,797
Ohio Edison Co.	8.25%	10/15/2038	1,725	2,397,744
Pacific Gas & Electric Co.	6.05%	3/1/2034	516	497,082
PPL Electric Utilities Corp.	5.20%	7/15/2041	554	603,638
South Carolina Electric & Gas Co.	6.05%	1/15/2038	1,988	2,249,289
South Carolina Electric & Gas Co.	6.625%	2/1/2032	581	680,060
Texas-New Mexico Power Co.†	9.50%	4/1/2019	1,650	1,683,086
Total				17,482,615

Financial Services 0.76%
Affiliated Managers Group, Inc.	3.50%	8/1/2025	370	354,730
Affiliated Managers Group, Inc.	4.25%	2/15/2024	715	722,286
E*TRADE Financial Corp.	3.80%	8/24/2027	540	504,301
GE Capital International Funding Co. Unlimited Co. (Ireland)(b)	4.418%	11/15/2035	1,075	869,402
International Lease Finance Corp.	5.875%	8/15/2022	353	370,345
International Lease Finance Corp.	5.875%	4/1/2019	1,876	1,889,830
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.50%	3/15/2027	1,051	1,034,423
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.875%	4/15/2045	690	598,737
SUAM Finance BV (Curacao)†(b)	4.875%	4/17/2024	1,835	1,805,200
Total				8,149,254

86	See Notes to Financial Statements.

Schedule of Investments (continued)

CORE FIXED INCOME FUND November 30, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Health Care Services 0.02%
NYU Langone Hospitals	4.368%		7/1/2047	$217	$213,489

Insurance 0.58%
Securian Financial Group, Inc.†	4.80%		4/15/2048	1,423	1,360,316
Teachers Insurance & Annuity Association of America†	4.90%		9/15/2044	3,070	3,144,031
Willis North America, Inc.	7.00%		9/29/2019	1,675	1,723,189
Total					6,227,536

Leisure 0.14%
Carnival plc	7.875%		6/1/2027	1,230	1,509,417

Machinery: Industrial/Specialty 0.28%
Nvent Finance Sarl (Luxembourg)(b)	4.55%		4/15/2028	3,150	3,049,956

Manufacturing 0.47%
General Electric Co.	2.962% (3 Mo. LIBOR + .38%	)#	5/5/2026	1,357	1,107,597
General Electric Co.	6.15%		8/7/2037	1,781	1,689,906
Siemens Financieringsmaatschappij NV (Netherlands)†(b)	2.35%		10/15/2026	2,448	2,192,205
Total					4,989,708

Media 1.09%
21st Century Fox America, Inc.	6.20%		12/15/2034	284	339,302
21st Century Fox America, Inc.	7.75%		12/1/2045	634	917,853
Comcast Corp.	3.969%		11/1/2047	3,003	2,589,899
Cox Communications, Inc.†	4.50%		6/30/2043	74	61,632
Cox Communications, Inc.†	8.375%		3/1/2039	3,714	4,679,096
Time Warner Cable LLC	6.55%		5/1/2037	229	233,041
Time Warner Cable LLC	7.30%		7/1/2038	2,015	2,185,147
Time Warner Entertainment Co. LP	8.375%		7/15/2033	532	645,676
Total					11,651,646

Metals & Minerals: Miscellaneous 0.42%
Anglo American Capital plc (United Kingdom)†(b)	4.00%		9/11/2027	3,306	2,983,070
Glencore Finance Canada Ltd. (Canada)†(b)	5.55%		10/25/2042	1,405	1,302,328
Indonesia Asahan Aluminium Persero PT (Indonesia)†(b)	6.53%		11/15/2028	200	206,420
Total					4,491,818

Natural Gas 0.15%
Dominion Energy Gas Holdings LLC	4.60%		12/15/2044	1,711	1,612,600

See Notes to Financial Statements.	87

Schedule of Investments (continued)

CORE FIXED INCOME FUND November 30, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil 1.38%
Eni SpA (Italy)†(b)	5.70%	10/1/2040	$5,053	$4,971,029
Equinor ASA (Norway)(b)	7.15%	11/15/2025	1,354	1,599,358
Kerr-McGee Corp.	7.875%	9/15/2031	1,678	2,022,502
Petroleos Mexicanos (Mexico)(b)	4.50%	1/23/2026	2,600	2,234,700
Shell International Finance BV (Netherlands)(b)	6.375%	12/15/2038	1,603	1,974,600
Valero Energy Corp.	10.50%	3/15/2039	1,308	1,971,975
Total				14,774,164

Oil: Crude Producers 0.67%
Abu Dhabi Crude Oil Pipeline LLC (United Arab Emirates)†(b)	4.60%	11/2/2047	770	721,386
Colonial Pipeline Co.†	4.25%	4/15/2048	1,599	1,496,650
Energy Transfer Partners LP	7.50%	7/1/2038	1,291	1,413,646
IFM US Colonial Pipeline 2 LLC†	6.45%	5/1/2021	2,710	2,815,352
Northern Natural Gas Co.†	4.30%	1/15/2049	771	718,946
Total				7,165,980

Oil: Integrated Domestic 0.52%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.	3.337%	12/15/2027	2,559	2,312,773
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.	4.08%	12/15/2047	1,504	1,223,004
Halliburton Co.	7.45%	9/15/2039	1,608	2,012,792
Total				5,548,569

Real Estate Investment Trusts 0.34%
EPR Properties	4.75%	12/15/2026	888	862,755
EPR Properties	4.95%	4/15/2028	853	832,392
VEREIT Operating Partnership LP	3.95%	8/15/2027	1,574	1,451,536
VEREIT Operating Partnership LP	4.875%	6/1/2026	460	460,954
Total				3,607,637

Steel 0.06%
Vale Overseas Ltd. (Brazil)(b)	6.875%	11/10/2039	610	692,350

Telecommunications 0.35%
AT&T, Inc.	6.00%	8/15/2040	3,753	3,796,673

Transportation: Miscellaneous 0.39%
Burlington Northern Santa Fe LLC	5.75%	5/1/2040	3,678	4,183,185

88	See Notes to Financial Statements.

Schedule of Investments (continued)

CORE FIXED INCOME FUND November 30, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Utilities 0.23%
Aquarion Co.†	4.00%		8/15/2024	$2,500	$2,504,985
Total Corporate Bonds (cost $202,834,489)					193,150,711

FOREIGN GOVERNMENT OBLIGATION 0.07%

Qatar
State of Qatar†(b) (cost $725,000)	5.103%		4/23/2048	725	736,880

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 2.32%
Federal Home Loan Mortgage Corp. K072 A2	3.444%		12/25/2027	2,364	2,337,154
Federal Home Loan Mortgage Corp. Q001 XA IO	2.27%	#(d)	2/25/2032	12,252	1,762,306
Government National Mortgage Assoc. 2014-78 A	2.20%		4/16/2047	178	175,117
Government National Mortgage Assoc. 2015-47 AE	2.90%	#(d)	11/16/2055	3,997	3,848,137
Government National Mortgage Assoc. 2015-48 AS	2.90%	#(d)	2/16/2049	3,221	3,083,841
Government National Mortgage Assoc. 2015-73 AC	2.90%	#(d)	2/16/2053	695	666,598
Government National Mortgage Assoc. 2017-168 AS	2.70%		8/16/2058	3,755	3,523,971
Government National Mortgage Assoc. 2017-41 AS	2.60%		6/16/2057	3,323	3,098,229
Government National Mortgage Assoc. 2017-69 AS	2.75%		2/16/2058	1,769	1,680,850
Government National Mortgage Assoc. 2017-71 AS	2.70%		4/16/2057	1,161	1,091,460
Government National Mortgage Assoc. 2017-86 AS	2.75%		2/16/2058	1,304	1,241,725
Government National Mortgage Assoc. 2017-89 AB	2.60%		7/16/2058	1,092	1,001,830
Government National Mortgage Assoc. 2017-90 AS	2.70%		7/16/2057	1,524	1,431,288
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $26,306,897)					24,942,506

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 38.29%
Federal Home Loan Mortgage Corp.	5.00%		4/1/2021 - 6/1/2026	745	771,119
Federal National Mortgage Assoc.(e)	3.50%		TBA	9,000	8,827,568
Federal National Mortgage Assoc.	4.00%		9/1/2047	16,931	17,047,180
Federal National Mortgage Assoc.(e)	4.00%		TBA	177,500	178,546,969
Federal National Mortgage Assoc.(e)	4.50%		TBA	196,000	201,556,414
Federal National Mortgage Assoc.	5.50%		9/1/2034 - 9/1/2036	3,712	4,003,885
Federal National Mortgage Assoc.	6.50%		1/1/2036	32	36,252
Total Government Sponsored Enterprises Pass-Throughs (cost $408,713,782)					410,789,387

MUNICIPAL BOND 0.06%

Miscellaneous
Pennsylvania (cost $677,924)	5.35%		5/1/2030	650	665,158

See Notes to Financial Statements.	89

Schedule of Investments (continued)

CORE FIXED INCOME FUND November 30, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 6.99%
Atrium Hotel Portfolio Trust 2018-ATRM A†	3.257% (1 Mo. LIBOR + .95%	)#	6/15/2035	$1,141	$1,141,639
Bancorp Commercial Mortgage Trust (The) 2018-CR3 A†	3.157% (1 Mo. LIBOR + .85%	)#	1/15/2033	1,155	1,150,445
BB-UBS Trust 2012-SHOW A†	3.43%		11/5/2036	2,787	2,732,778
BWAY Mortgage Trust 2015-1740 A†	2.917%		1/10/2035	2,100	2,011,748
BX Commercial Mortgage Trust 2018-BIOA A†	2.978% (1 Mo. LIBOR + .67%	)#	3/15/2037	4,127	4,123,795
BX Trust 2018-GW A†	3.107% (1 Mo. LIBOR + .80%	)#	5/15/2035	3,064	3,061,788
Caesars Palace Las Vegas Trust 2017-VICI A†	3.531%		10/15/2034	3,550	3,548,579
Caesars Palace Las Vegas Trust 2017-VICI B†	3.835%		10/15/2034	2,164	2,158,926
Citigroup Commercial Mortgage Trust 2014-GC21 XA IO	1.356%	#(d)	5/10/2047	20,238	980,068
Citigroup Commercial Mortgage Trust 2016-GC36 D†	2.85%		2/10/2049	3,025	2,325,535
Citigroup Commercial Mortgage Trust 2016-P3 D†	2.804%	#(d)	4/15/2049	709	571,802
Commercial Mortgage Pass-Through Certificates 2014-CR19 XA IO	1.337%	#(d)	8/10/2047	4,153	169,066
Commercial Mortgage Pass-Through Certificates 2015-LC23 C	4.80%	#(d)	10/10/2048	1,183	1,174,548
Commercial Mortgage Pass-Through Certificates 2015-PC1 B	4.588%	#(d)	7/10/2050	620	618,970
Commercial Mortgage Pass-Through Certificates 2015-PC1 C	4.588%	#(d)	7/10/2050	1,138	1,113,740
Commercial Mortgage Pass-Through Certificates 2015-PC1 D	4.588%	#(d)	7/10/2050	1,471	1,295,331
Commercial Mortgage Pass-Through Certificates 2016-SAVA A†	4.027% (1 Mo. LIBOR + 1.72%	)#	10/15/2034	1,849	1,850,872
CSAIL Commercial Mortgage Trust 2015-C2 C	4.345%	#(d)	6/15/2057	325	309,713
DBWF Mortgage Trust 2015-LCM D†	3.535%	#(d)	6/10/2034	895	788,909
GAHR Commercial Mortgage Trust 2015-NRF DFX†	3.495%	#(d)	12/15/2034	953	946,917
GS Mortgage Securities Corp. Trust 2018-FBLU A†	3.257% (1 Mo. LIBOR + .95%	)#(d)	11/15/2035	1,906	1,907,906
GS Mortgage Securities Corp. Trust 2018-RIVR A†	3.257% (1 Mo. LIBOR + .95%	)#	7/15/2035	1,348	1,345,425
GS Mortgage Securities Trust 2015-GC32 C	4.558%	#(d)	7/10/2048	685	684,167
Hilton Orlando Trust 2018-ORL A†	3.077% (1 Mo. LIBOR + .77%	)#	12/15/2034	4,123	4,119,286
Hudsons Bay Simon JV Trust 2015-HB7 B7†	4.666%		8/5/2034	2,410	2,338,032
Hudsons Bay Simon JV Trust 2015-HB7 D7†	5.331%	#(d)	8/5/2034	2,231	2,023,385

90	See Notes to Financial Statements.

Schedule of Investments (continued)

CORE FIXED INCOME FUND November 30, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
JP Morgan Chase Commercial Mortgage Securities Trust 2018-LAQ D†	4.407% (1 Mo. LIBOR + 2.10%	)#	6/15/2032	$1,691	$1,695,704
JPMorgan Chase Commercial Mortgage Securities Corp. 2018-AON A†	4.128%		7/5/2031	3,549	3,639,945
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 XA IO	1.276%	#(d)	4/15/2047	4,445	76,330
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 XB IO	0.424%	#(d)	4/15/2047	1,381	23,448
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C30 C	4.441% (1 Mo. LIBOR + 1.35%	)#(d)	7/15/2048	2,629	2,547,339
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ A†	3.307% (1 Mo. LIBOR + 1.00%	)#	6/15/2032	3,388	3,389,906
JPMorgan Chase Commercial Mortgage Securities Trust 2018-MINN A†(a)	3.327% (1 Mo. LIBOR + 1.02%	)#(d)	11/15/2035	1,026	1,027,087
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT AFL†	3.264% (1 Mo. LIBOR + .95%	)#	7/5/2033	4,859	4,852,197
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT AFX†	4.248%		7/5/2033	2,083	2,145,992
Sequoia Mortgage Trust 2012-4 A3	2.069%	#(d)	9/25/2042	392	369,602
SFAVE Commercial Mortgage Securities Trust 2015-5AVE A2B†	4.144%	#(d)	1/5/2043	250	228,088
UBS Commercial Mortgage Trust 2018-C14 A4	4.448%		12/15/2051	5,367	5,569,083
Wells Fargo Commercial Mortgage Trust 2015-C28 D	4.266%	#(d)	5/15/2048	2,000	1,735,373
Wells Fargo Commercial Mortgage Trust 2016-C35 C	4.176%	#(d)	7/15/2048	343	327,372
Wells Fargo Commercial Mortgage Trust 2016-NXS5 E†	5.04%	#(d)	1/15/2059	1,524	1,356,348
WF-RBS Commercial Mortgage Trust 2014-C20 XA IO	1.202%	#(d)	5/15/2047	8,919	335,953
WF-RBS Commercial Mortgage Trust 2014-C20 XB IO	0.723%	#(d)	5/15/2047	1,909	57,780
WF-RBS Commercial Mortgage Trust 2014-C23 XA IO	0.772%	#(d)	10/15/2057	23,753	630,051
WF-RBS Commercial Mortgage Trust 2014-C23 XB IO	0.307%	#(d)	10/15/2057	36,416	523,800
Total Non-Agency Commercial Mortgage-Backed Securities (cost $74,619,122)					75,024,768

U.S. TREASURY OBLIGATIONS 18.85%
U.S. Treasury Bond	2.25%		8/15/2046	36,401	29,415,136
U.S. Treasury Bond	2.75%		11/15/2042	18,996	17,276,343
U.S. Treasury Bond	3.00%		8/15/2048	10,078	9,496,153
U.S. Treasury Inflation Indexed Note(f)	0.625%		4/15/2023	50,243	49,310,310

See Notes to Financial Statements.	91

Schedule of Investments (continued)

CORE FIXED INCOME FUND November 30, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Note	1.625%	11/15/2022	$21,224	$20,262,702
U.S. Treasury Note	1.875%	12/15/2020	4,008	3,936,138
U.S. Treasury Note	2.625%	2/28/2023	7,626	7,561,060
U.S. Treasury Note	2.875%	10/31/2020	3,322	3,325,568
U.S. Treasury Note	2.875%	11/15/2021	14,287	14,308,207
U.S. Treasury Note	2.875%	11/30/2023	8,041	8,055,763
U.S. Treasury Note	3.125%	11/15/2028	33,654	33,998,428
U.S. Treasury Note	6.25%	8/15/2023	4,587	5,271,018
Total U.S. Treasury Obligations (cost $201,895,568)				202,216,826
Total Long-Term Investments (cost $1,282,710,283)				1,273,574,880
SHORT-TERM INVESTMENTS 14.93%

GOVERNMENT SPONSORED ENTERPRISES SECURITIES 5.85%
Federal Home Loan Bank	Zero Coupon	1/31/2019	21,380	21,297,666
Federal Home Loan Bank	Zero Coupon	2/15/2019	36,293	36,115,455
Federal Home Loan Bank	Zero Coupon	2/6/2019	5,352	5,329,002
Total Government Sponsored Enterprises Securities (cost $62,737,851)				62,742,123

U.S. TREASURY OBLIGATION 4.67%
U.S. Treasury Bill (cost $50,062,726)	Zero Coupon	12/13/2018	50,097	50,067,116

REPURCHASE AGREEMENTS 4.41%
Repurchase Agreement dated 11/30/2018, 1.25% due 12/3/2018 with Fixed Income Clearing Corp. collateralized by $5,515,000 of U.S. Treasury Note at 2.125% due 12/31/2022; value: $5,406,696; proceeds: $5,298,433			5,298	5,297,881
Repurchase Agreement dated 11/30/2018, 2.22% due 12/03/2018 with JPMorgan Chase & Co. collateralized by $7,140,000 of Federal Home Loan Bank at 3.125% due 11/27/2020; value: $7,150,073; proceeds: $7,001,295			7,000	7,000,000
Repurchase Agreement dated 11/30/2018, 2.27% due 12/3/2018 with Toronto Dominion collateralized by $37,375,000 of U.S. Treasury Note at 2.00% due 4/30/2024; value: $35,848,865; proceeds: $35,006,621			35,000	35,000,000
Total Repurchase Agreements (cost $47,297,881)				47,297,881
Total Short-Term Investment (cost $160,098,458)				160,107,120
Total Investments in Securities 133.63% (cost $1,442,808,741)				1,433,682,000
Liabilities in Excess of Other Assets(g) (33.63%)				(360,767,337)
Net Assets 100.00%				$1,072,914,663

92	See Notes to Financial Statements.

Schedule of Investments (continued)

CORE FIXED INCOME FUND November 30, 2018

IO	Interest Only.
LIBOR	London Interbank Offered Rate.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at November 30, 2018.
(a)	Securities purchased on a when-issued basis (See Note 2(i)).
(b)	Foreign security traded in U.S. dollars.
(c)	Variable Rate is Fixed to Float: Rate remains fixed until designated future date.
(d)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(e)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(f)	Treasury Inflation Protected Security. A U.S. Treasury Note or Bond that offers protection from inflation by paying a fixed rate of interest on principal amount that is adjusted for inflation based on the Consumer Price Index.
(g)	Liabilities in Excess of Other Assets include net unrealized appreciation/depreciation on futures contracts as follows:

Open Futures Contracts at November 30, 2018:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. Long Bond	March 2019	164	Long	$22,883,408	$22,944,625	$61,217
U.S. Ultra Treasury Bond	March 2019	40	Short	(6,097,056)	(6,096,250)	806
Total Unrealized Appreciation on Open Futures Contracts						$62,023

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 2-Year Treasury Note	March 2019	22	Short	$(4,639,554)	$(4,641,656)	$(2,102)
U.S. 5-Year Treasury Note	March 2019	746	Long	84,272,622	84,268,860	(3,762)
U.S. 10-Year Ultra Treasury Bond	March 2019	95	Short	(11,971,314)	(12,017,500)	(46,186)
Total Unrealized Depreciation on Open Futures Contracts						$(52,050)

See Notes to Financial Statements.	93

Schedule of Investments (continued)

CORE FIXED INCOME FUND November 30, 2018

The following is a summary of the inputs used as of November 30, 2018 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities	$–	$366,048,644	$–	$366,048,644
Corporate Bonds	–	193,150,711	–	193,150,711
Foreign Government Obligation	–	736,880	–	736,880
Government Sponsored Enterprises Collateralized Mortgage Obligations	–	24,942,506	–	24,942,506
Government Sponsored Enterprises Pass-Throughs	–	410,789,387	–	410,789,387
Municipal Bond	–	665,158	–	665,158
Non-Agency Commercial Mortgage-Backed Securities	–	75,024,768	–	75,024,768
U.S. Treasury Obligations	–	202,216,826	–	202,216,826
Short-Term Investments
Government Sponsored Enterprises Securities	–	62,742,123	–	62,742,123
Repurchase Agreements	–	47,297,881	–	47,297,881
U.S. Treasury Obligation	–	50,067,116	–	50,067,116
Total	$–	$1,433,682,000	$–	$1,433,682,000

Other Financial Instruments
Futures Contracts
Assets	$62,023	$–	$–	$62,023
Liabilities	(52,050)	–	–	(52,050)
Total	$9,973	$–	$–	$9,973

(1)	Refer to Note 2(s) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the fiscal year ended November 30, 2018.

94	See Notes to Financial Statements.

Schedule of Investments (concluded)

CORE FIXED INCOME FUND November 30, 2018

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Asset-Backed Securities
Balance as of December 1, 2017	$7,265,948
Accrued Discounts (Premiums)	–
Realized Gain (Loss)	26,444
Change in Unrealized Appreciation (Depreciation)	–
Purchases	–
Sales	(4,257,444)
Transfers into Level 3	–
Transfers out of Level 3	(3,034,948)
Balance as of November 30, 2018	$–
Change in unrealized appreciation/depreciation for the year ended November 30, 2018, related to Level 3 investments held at November 30, 2018	$–

See Notes to Financial Statements.	95

Schedule of Investments

CORE PLUS BOND FUND November 30, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
LONG-TERM INVESTMENTS 121.08%

ASSET-BACKED SECURITIES 35.51%

Automobiles 15.03%
ACC Trust 2018-1 A†	3.70%		12/21/2020	$61		$60,673
ACC Trust 2018-1 B†	4.82%		5/20/2021	100		100,133
Ally Auto Receivables Trust 2017-5 A2	1.81%		6/15/2020	3		3,342
American Credit Acceptance Receivables Trust 2016-2 C†	6.09%		5/12/2022	6		6,109
American Credit Acceptance Receivables Trust 2018-1 A†	2.72%		3/10/2021	18		18,240
AmeriCredit Automobile Receivables Trust 2015-3 B	2.08%		9/8/2020	3		3,090
AmeriCredit Automobile Receivables Trust 2017-2 C	2.97%		3/20/2023	16		15,828
AmeriCredit Automobile Receivables Trust 2017-3 A2A	1.69%		12/18/2020	4		4,180
AmeriCredit Automobile Receivables Trust 2017-3 B	2.24%		6/19/2023	7		6,895
AmeriCredit Automobile Receivables Trust 2018-3 A2A	3.11%		1/18/2022	20		20,004
AmeriCredit Automobile Receivables Trust 2018-3 A2B	2.53% (1 Mo. LIBOR + .25%	)#	1/18/2022	20		20,003
BMW Vehicle Owner Trust 2018-A A2A	2.09%		11/25/2020	35		35,252
California Republic Auto Receivables Trust 2014-3 B	2.66%		8/17/2020	8		8,100
California Republic Auto Receivables Trust 2015-2 B	2.53%		6/15/2021	43		42,703
California Republic Auto Receivables Trust 2015-4 B†	3.73%		11/15/2021	25		25,001
California Republic Auto Receivables Trust 2016-2 A3	1.56%		7/15/2020	–	(a)	689
California Republic Auto Receivables Trust 2016-2 B	2.52%		5/16/2022	8		7,870
California Republic Auto Receivables Trust 2017-1 A3	1.90%		3/15/2021	19		18,570
California Republic Auto Receivables Trust 2017-1 B	2.91%		12/15/2022	73		71,670
CarMax Auto Owner Trust 2014-4 C	2.44%		11/16/2020	22		21,983
Chesapeake Funding II LLC 2016-1A A1†	2.11%		3/15/2028	56		55,391
Chesapeake Funding II LLC 2016-2A A1†	1.88%		6/15/2028	77		77,009
Chesapeake Funding II LLC 2017-2A A1†	1.99%		5/15/2029	70		69,281

96	See Notes to Financial Statements.

Schedule of Investments (continued)

CORE PLUS BOND FUND November 30, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Automobiles (continued)
Chesapeake Funding II LLC 2017-3A A1†	1.91%		8/15/2029	$74		$73,001
CPS Auto Receivables Trust 2018-A B†	2.77%		4/18/2022	100		99,057
Drive Auto Receivables Trust 2015-BA E†	5.15%		8/15/2022	50		50,433
Drive Auto Receivables Trust 2016-AA C†	3.91%		5/17/2021	11		10,939
Drive Auto Receivables Trust 2016-CA C†	3.02%		11/15/2021	15		15,383
Drive Auto Receivables Trust 2016-CA D†	4.18%		3/15/2024	4		4,017
Drive Auto Receivables Trust 2017-AA B†	2.51%		1/15/2021	–	(a)	239
Drive Auto Receivables Trust 2017-AA D†	4.16%		5/15/2024	11		11,099
Drive Auto Receivables Trust 2017-BA C†	2.61%		8/16/2021	9		9,205
Drive Auto Receivables Trust 2018-3 A2	2.75%		10/15/2020	63		62,971
Drive Auto Receivables Trust 2018-3 A3	3.01%		11/15/2021	24		23,957
Drive Auto Receivables Trust 2018-3 B	3.37%		9/15/2022	10		10,004
Drive Auto Receivables Trust 2018-3 C	3.72%		9/16/2024	23		23,047
Drive Auto Receivables Trust 2018-4 A2A	2.78%		10/15/2020	23		22,983
Drive Auto Receivables Trust 2018-4 A3	3.04%		11/15/2021	35		34,920
Drive Auto Receivables Trust 2018-5 A2A	3.08%		7/15/2021	33		32,997
Drive Auto Receivables Trust 2018-5 A2B	2.407% (1 Mo. LIBOR + .32%	)#	7/15/2021	27		26,961
First Investors Auto Owner Trust 2017-3A A2†	2.41%		12/15/2022	14		13,847
First Investors Auto Owner Trust 2017-3A B†	2.72%		4/17/2023	10		9,868
First Investors Auto Owner Trust 2018-2A A1†	3.23%		12/15/2022	23		23,012
Flagship Credit Auto Trust 2015-3 A†	2.38%		10/15/2020	2		2,374
Flagship Credit Auto Trust 2017-3 A†	1.88%		10/15/2021	7		6,651
Flagship Credit Auto Trust 2017-3 B†	2.59%		7/15/2022	10		9,845
Flagship Credit Auto Trust 2017-4 A†	2.07%		4/15/2022	11		11,271
Flagship Credit Auto Trust 2017-4 C†	2.92%		11/15/2023	65		63,632
Flagship Credit Auto Trust 2018-1 A†	2.59%		6/15/2022	17		17,006
Ford Credit Auto Owner Trust 2014-2 A†	2.31%		4/15/2026	100		99,270
Ford Credit Auto Owner Trust 2017-1 A†	2.62%		8/15/2028	100		97,635
Foursight Capital Automobile Receivables Trust 2016-1 A2†	2.87%		10/15/2021	28		27,514
Foursight Capital Automobile Receivables Trust 2018-1 A2†	2.85%		8/16/2021	77		76,966
GM Financial Automobile Leasing Trust 2016-3 A3	1.61%		12/20/2019	4		3,873
GM Financial Automobile Leasing Trust 2017-2 A2A	1.72%		1/21/2020	3		3,388
Honda Auto Receivables Owner Trust 2016-2 A3	1.39%		4/15/2020	2		2,354
Hyundai Auto Lease Securitization Trust 2017-C A2A†	1.89%		3/16/2020	69		69,116
Mercedes-Benz Auto Lease Trust 2018-A A2	2.20%		4/15/2020	26		25,757

See Notes to Financial Statements.	97

Schedule of Investments (continued)

CORE PLUS BOND FUND November 30, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Mercedes-Benz Auto Lease Trust 2018-B A2	3.04%	12/15/2020	$53		$53,001
Mercedes-Benz Auto Receivables Trust 2015-1 A3	1.34%	12/16/2019	–	(a)	4
Mercedes-Benz Auto Receivables Trust 2016-1 A3	1.26%	2/16/2021	7		7,177
Santander Drive Auto Receivables Trust 2014-3 D	2.65%	8/17/2020	8		8,126
Santander Drive Auto Receivables Trust 2016-3 B	1.89%	6/15/2021	5		4,791
Santander Drive Auto Receivables Trust 2017-3 C	2.76%	12/15/2022	5		4,952
Santander Drive Auto Receivables Trust 2018-1 A2	2.10%	11/16/2020	13		13,067
SunTrust Auto Receivables Trust 2015-1A A4†	1.78%	1/15/2021	7		7,205
TCF Auto Receivables Owner Trust 2015-1A D†	3.53%	3/15/2022	29		28,894
TCF Auto Receivables Owner Trust 2016-PT1A B†	2.92%	10/17/2022	11		10,866
Westlake Automobile Receivables Trust 2017-2A A2A†	1.80%	7/15/2020	8		7,893
World Omni Select Auto Trust 2018-1A A2†	3.24%	4/15/2022	28		28,023
Total					1,940,607

Credit Cards 9.96%
American Express Credit Account Master Trust 2017-4 A	1.64%	12/15/2021	103		102,438
Barclays Dryrock Issuance Trust 2014-3 A	2.41%	7/15/2022	100		99,463
Capital One Multi-Asset Execution Trust 2016-A4	1.33%	6/15/2022	28		27,693
Chase Issuance Trust 2016-A5	1.27%	7/15/2021	100		98,998
Citibank Credit Card Issuance Trust 2017-A2	1.74%	1/19/2021	200		199,734
Discover Card Execution Note Trust 2014-A4	2.12%	12/15/2021	200		199,099
Discover Card Execution Note Trust 2016-A1	1.64%	7/15/2021	100		99,856
Synchrony Credit Card Master Note Trust 2016-1 A	2.04%	3/15/2022	100		99,764
Synchrony Credit Card Master Note Trust 2016-3 A	1.58%	9/15/2022	100		98,808
Synchrony Credit Card Master Note Trust 2017-2 A	2.62%	10/15/2025	90		87,565
World Financial Network Credit Card Master Trust 2012-A	3.14%	1/17/2023	70		70,045
World Financial Network Credit Card Master Trust 2017-B A	1.98%	6/15/2023	29		28,802
World Financial Network Credit Card Master Trust 2017-C A	2.31%	8/15/2024	52		51,072
World Financial Network Credit Card Master Trust 2017-C M	2.66%	8/15/2024	23		22,594
Total					1,285,931

Other 10.52%
Access Point Funding I LLC 2017-A†	3.06%	4/15/2029	91		90,325
Ascentium Equipment Receivables Trust 2017-1A A2†	1.87%	7/10/2019	2		1,838
Ascentium Equipment Receivables Trust 2017-1A A3†	2.29%	6/10/2021	4		3,963

98	See Notes to Financial Statements.

Schedule of Investments (continued)

CORE PLUS BOND FUND November 30, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)
Conn’s Receivables Funding LLC 2017-B A†	2.73%		7/15/2020	$1	$1,462
Daimler Trucks Retail Trust 2018-1 A2†	2.60%		5/15/2020	34	33,640
Diamond Resorts Owner Trust 2015-2 A†	2.99%		5/22/2028	34	33,996
Diamond Resorts Owner Trust 2017-1A B†	4.11%		10/22/2029	53	53,047
DLL LLC 2018-2 A2†	3.14%		10/20/2020	51	51,017
Engs Commercial Finance Trust 2018-1A A1†	2.97%		2/22/2021	66	65,695
Ford Credit Floorplan Master Owner Trust 2017-2 A1	2.16%		9/15/2022	22	21,579
GMF Floorplan Owner Revolving Trust 2016-1 A1†	1.96%		5/17/2021	100	99,523
Hardee’s Funding LLC 2018-1A AII†	4.959%		6/20/2048	28	28,029
Navient Student Loan Trust 2017-2A A†	3.365% (1 Mo. LIBOR + 1.05%	)#	12/27/2066	74	75,663
Orec Ltd. 2018-CRE1 A†(b)	3.487% (1 Mo. LIBOR + 1.18%	)#	6/15/2036	23	23,012
Pennsylvania Higher Education Assistance Agency 2006-1 B	2.76% (3 Mo. LIBOR + .27%	)#	4/25/2038	45	42,890
PFS Financing Corp. 2018-B A†	2.89%		2/15/2023	100	98,859
SCF Equipment Leasing LLC 2017-2A A†	3.41%		12/20/2023	65	64,641
SCF Equipment Leasing LLC 2018-1A A2†	3.63%		10/20/2024	100	99,887
Seneca Park CLO Ltd. 2014-1A AR†	3.569% (3 Mo. LIBOR + 1.12%	)#	7/17/2026	220	219,807
TCI-Flatiron CLO Ltd. 2016-1 A†	3.999% (3 Mo. LIBOR + 1.55%	)#	7/17/2028	250	250,302
Total					1,359,175
Total Asset-Backed Securities (cost $4,597,918)					4,585,713

CORPORATE BONDS 32.53%

Aerospace/Defense 0.24%
Bombardier, Inc.(Canada)†(c)	7.50%		3/15/2025	26	24,797
Kratos Defense & Security Solutions, Inc.†	6.50%		11/30/2025	6	6,188
Total					30,985

Automotive 1.16%
BCD Acquisition, Inc.†	9.625%		9/15/2023	10	10,625
Ford Motor Co.	7.45%		7/16/2031	50	51,537
General Motors Co.	6.60%		4/1/2036	63	61,203
Tesla, Inc.†	5.30%		8/15/2025	31	26,893
Total					150,258

Banks: Regional 6.02%
Bank of America Corp.	3.824%	#(d)	1/20/2028	18	17,185
Bank of America Corp.	4.00%		1/22/2025	7	6,797

See Notes to Financial Statements.	99

Schedule of Investments (continued)

CORE PLUS BOND FUND November 30, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional (continued)
Bank of America Corp.	4.45%		3/3/2026	$8	$7,870
CIT Group, Inc.	6.00%		4/1/2036	15	13,913
Citigroup, Inc.	3.887%	#(d)	1/10/2028	121	115,591
Citigroup, Inc.	4.45%		9/29/2027	13	12,569
Goldman Sachs Group, Inc. (The)	4.223%	#(d)	5/1/2029	11	10,540
Goldman Sachs Group, Inc. (The)	6.75%		10/1/2037	14	15,959
JPMorgan Chase & Co.	3.782% (3 Mo. LIBOR + 1.34%	)#	2/1/2028	25	24,025
Macquarie Bank Ltd. (Australia)†(c)	6.625%		4/7/2021	16	16,904
Macquarie Group Ltd. (Australia)†(c)	4.654%	#(d)	3/27/2029	54	52,495
Morgan Stanley	3.625%		1/20/2027	10	9,440
Morgan Stanley	3.875%		1/27/2026	4	3,860
Morgan Stanley	4.00%		7/23/2025	17	16,648
Popular, Inc.	6.125%		9/14/2023	14	14,018
Royal Bank of Canada (Canada)†(c)	3.35%		10/22/2021	116	116,439
Royal Bank of Scotland Group plc (United Kingdom)(c)	6.125%		12/15/2022	40	40,634
Santander UK plc (United Kingdom)(c)	7.95%		10/26/2029	30	36,046
Toronto-Dominion Bank (The) (Canada)†(c)	3.35%		10/22/2021	200	200,469
Toronto-Dominion Bank (The) (Canada)(c)	3.625%	#(d)	9/15/2031	7	6,548
Wells Fargo Capital X	5.95%		12/1/2086	38	39,710
Total					777,660

Biotechnology Research & Production 0.15%
Amgen, Inc.	6.40%		2/1/2039	16	18,841

Building Materials 0.27%
Norbord, Inc. (Canada)†(c)	6.25%		4/15/2023	11	11,069
Summit Materials LLC/Summit Materials Finance Corp.†	5.125%		6/1/2025	17	15,470
Vulcan Materials Co.†	4.70%		3/1/2048	10	8,606
Total					35,145

Business Services 0.75%
Ahern Rentals, Inc.†	7.375%		5/15/2023	14	12,600
Brink’s Co. (The)†	4.625%		10/15/2027	21	19,372
Monitronics International, Inc.	9.125%		4/1/2020	20	12,700
Prime Security Services Borrower LLC/Prime Finance, Inc.†	9.25%		5/15/2023	13	13,813
United Rentals North America, Inc.	4.875%		1/15/2028	20	18,088
Weight Watchers International, Inc.†	8.625%		12/1/2025	19	19,831
Total					96,404

100	See Notes to Financial Statements.

Schedule of Investments (continued)

CORE PLUS BOND FUND November 30, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Chemicals 0.65%
Ashland LLC	6.875%	5/15/2043		$25	$24,937
Dow Chemical Co. (The)	9.40%	5/15/2039		10	14,014
Rain CII Carbon LLC/CII Carbon Corp.†	7.25%	4/1/2025		30	27,900
Rayonier AM Products, Inc.†	5.50%	6/1/2024		18	16,560
Total					83,411

Coal 0.17%
Peabody Energy Corp.†	6.375%	3/31/2025		10	9,637
Warrior Met Coal, Inc.†	8.00%	11/1/2024		12	12,180
Total					21,817

Computer Hardware 1.00%
Dell International LLC/EMC Corp.†	5.45%	6/15/2023		8	8,187
Dell International LLC/EMC Corp.†	6.02%	6/15/2026		65	65,832
Dell International LLC/EMC Corp.†	7.125%	6/15/2024		7	7,343
Dell International LLC/EMC Corp.†	8.35%	7/15/2046		24	26,493
Leidos, Inc.	7.125%	7/1/2032		20	21,550
Total					129,405

Computer Software 1.26%
InterXion Holding NV†(e)	4.75%	6/15/2025	EUR	100	116,933
MSCI, Inc.†	5.75%	8/15/2025		$25	25,437
Solera LLC/Solera Finance, Inc.†	10.50%	3/1/2024		19	20,568
Total					162,938

Construction/Homebuilding 0.83%
Ashton Woods USA LLC/Ashton Woods Finance Co.†	6.75%	8/1/2025		21	19,005
PulteGroup, Inc.	5.50%	3/1/2026		20	19,806
PulteGroup, Inc.	7.875%	6/15/2032		15	15,713
TRI Pointe Group, Inc.	5.25%	6/1/2027		31	25,226
William Lyon Homes, Inc.	5.875%	1/31/2025		25	21,437
Williams Scotsman International, Inc.†	6.875%	8/15/2023		6	5,910
Total					107,097

Containers 0.27%
BWAY Holding Co.†	7.25%	4/15/2025		23	20,959
Sealed Air Corp.†	5.50%	9/15/2025		14	13,860
Total					34,819

See Notes to Financial Statements.	101

Schedule of Investments (continued)

CORE PLUS BOND FUND November 30, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Drugs 0.15%
Bausch Health Cos., Inc.†	5.625%	12/1/2021	$11	$11,028
Bayer Corp.†	6.65%	2/15/2028	7	7,913
Total				18,941

Electric: Power 1.57%
Appalachian Power Co.	7.00%	4/1/2038	10	12,465
Ausgrid Finance Pty Ltd. (Australia)†(c)	4.35%	8/1/2028	25	24,628
Berkshire Hathaway Energy Co.	3.80%	7/15/2048	8	6,907
Cleco Power LLC	6.00%	12/1/2040	7	7,798
Dominion Energy, Inc.	7.00%	6/15/2038	20	24,220
Exelon Generation Co. LLC	5.60%	6/15/2042	35	33,701
Oglethorpe Power Corp.†	5.05%	10/1/2048	19	18,634
Pacific Gas & Electric Co.	6.05%	3/1/2034	22	21,193
PPL Electric Utilities Corp.	5.20%	7/15/2041	6	6,538
South Carolina Electric & Gas Co.	6.05%	1/15/2038	17	19,234
South Carolina Electric & Gas Co.	6.625%	2/1/2032	6	7,023
Vistra Energy Corp.	7.625%	11/1/2024	19	20,235
Total				202,576

Electronics 0.08%
Trimble, Inc.	4.90%	6/15/2028	10	9,866

Engineering & Contracting Services 0.28%
Brand Industrial Services, Inc.†	8.50%	7/15/2025	22	19,525
Fluor Corp.	4.25%	9/15/2028	17	16,326
Total				35,851

Entertainment 0.38%
Eldorado Resorts, Inc.	6.00%	4/1/2025	20	19,600
Mohegan Gaming & Entertainment†	7.875%	10/15/2024	22	21,147
Six Flags Entertainment Corp.†	5.50%	4/15/2027	8	7,680
Total				48,427

Financial Services 1.29%
Affiliated Managers Group, Inc.	3.50%	8/1/2025	4	3,835
Affiliated Managers Group, Inc.	4.25%	2/15/2024	6	6,061
Ally Financial, Inc.	8.00%	11/1/2031	12	14,072
BrightSphere Investment Group plc (United Kingdom)(c)	4.80%	7/27/2026	11	10,603
E*TRADE Financial Corp.	3.80%	8/24/2027	9	8,405

102	See Notes to Financial Statements.

Schedule of Investments (continued)

CORE PLUS BOND FUND November 30, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Financial Services (continued)
E*TRADE Financial Corp.	4.50%	6/20/2028	$17	$16,700
International Lease Finance Corp.	5.875%	8/15/2022	4	4,197
Navient Corp.	6.75%	6/25/2025	26	24,180
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.50%	3/15/2027	20	19,685
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.875%	4/15/2045	18	15,619
Quicken Loans, Inc.†	5.25%	1/15/2028	14	12,512
VFH Parent LLC/Orchestra Co-Issuer, Inc.†	6.75%	6/15/2022	30	30,444
Total				166,313

Food 0.32%
Albertsons Cos LLC/Safeway, Inc./Albertsons LP/Albertson’s LLC	6.625%	6/15/2024	14	13,562
Chobani LLC/Chobani Finance Corp., Inc.†	7.50%	4/15/2025	7	5,766
Kraft Heinz Foods Co.	6.875%	1/26/2039	20	22,457
Total				41,785

Health Care Products 0.11%
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA†	6.625%	5/15/2022	15	14,512

Health Care Services 0.99%
Acadia Healthcare Co., Inc.	5.625%	2/15/2023	9	8,895
Acadia Healthcare Co., Inc.	6.50%	3/1/2024	4	3,940
CHS/Community Health Systems, Inc.	8.00%	11/15/2019	25	24,375
Fresenius Medical Care US Finance II, Inc.†	4.75%	10/15/2024	25	25,371
HCA, Inc.	5.50%	6/15/2047	12	11,580
HCA, Inc.	7.50%	11/6/2033	15	15,900
Polaris Intermediate Corp. PIK 8.50%†	8.50%	12/1/2022	18	17,978
WellCare Health Plans, Inc.	5.25%	4/1/2025	20	19,900
Total				127,939

Household Equipment/Products 0.04%
Central Garden & Pet Co.	5.125%	2/1/2028	5	4,538

Insurance 1.10%
American International Group, Inc.	4.70%	7/10/2035	29	26,911
CNO Financial Group, Inc.	5.25%	5/30/2025	12	11,760
Fidelity National Financial, Inc.†	4.50%	8/15/2028	28	27,202
Protective Life Corp.	8.45%	10/15/2039	25	33,539

See Notes to Financial Statements.	103

Schedule of Investments (continued)

CORE PLUS BOND FUND November 30, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Insurance (continued)
Teachers Insurance & Annuity Association of America†	4.90%		9/15/2044	$42	$43,013
Total					142,425

Leisure 0.23%
Carnival plc	7.875%		6/1/2027	10	12,272
Royal Caribbean Cruises Ltd.	7.50%		10/15/2027	15	17,706
Total					29,978

Machinery: Agricultural 0.17%
BAT Capital Corp.	3.557%		8/15/2027	16	14,279
Reynolds American, Inc.	5.70%		8/15/2035	8	8,032
Total					22,311

Machinery: Industrial/Specialty 1.03%
Kennametal, Inc.	4.625%		6/15/2028	23	22,520
Nvent Finance Sarl (Luxembourg)(c)	4.55%		4/15/2028	44	42,602
SPX FLOW, Inc.†	5.625%		8/15/2024	33	32,051
Wabtec Corp.	4.70%		9/15/2028	38	36,042
Total					133,215

Manufacturing 0.46%
General Electric Co.	2.962% (3 Mo. LIBOR + .38%	)#	5/5/2026	16	13,059
General Electric Co.	3.15%		9/7/2022	4	3,676
General Electric Co.	6.15%		8/7/2037	45	42,699
Total					59,434

Media 2.47%
21st Century Fox America, Inc.	7.75%		12/1/2045	37	53,565
AMC Networks, Inc.	4.75%		12/15/2022	20	19,775
AMC Networks, Inc.	4.75%		8/1/2025	7	6,528
Cablevision Systems Corp.	5.875%		9/15/2022	20	20,050
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.75%		2/15/2026	21	21,053
Charter Communications Operating LLC/Charter Communications Operating Capital	6.484%		10/23/2045	28	28,103
Comcast Corp.	3.969%		11/1/2047	4	3,450
Cox Communications, Inc.†	8.375%		3/1/2039	42	52,914
DISH DBS Corp.	7.75%		7/1/2026	25	22,234
Sirius XM Radio, Inc.†	5.00%		8/1/2027	30	28,350
Time Warner Cable LLC	6.55%		5/1/2037	55	55,970
Time Warner Entertainment Co. LP	8.375%		7/15/2033	6	7,282
Total					319,274

104	See Notes to Financial Statements.

Schedule of Investments (continued)

CORE PLUS BOND FUND November 30, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Metal Fabricating 0.27%
Grinding Media, Inc./Moly-Cop AltaSteel Ltd.†	7.375%	12/15/2023	$4	$4,030
Hillman Group, Inc. (The)†	6.375%	7/15/2022	18	15,480
Valmont Industries, Inc.	5.25%	10/1/2054	18	15,707
Total				35,217

Metals & Minerals: Miscellaneous 0.49%
Barrick North America Finance LLC	7.50%	9/15/2038	15	17,730
Freeport-McMoRan, Inc.	3.875%	3/15/2023	14	13,072
Glencore Finance Canada Ltd. (Canada)†(c)	5.55%	10/25/2042	28	25,954
Kinross Gold Corp. (Canada)(c)	5.95%	3/15/2024	7	7,053
Total				63,809

Oil 3.04%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp.	7.875%	12/15/2024	23	16,617
Berry Petroleum Co. LLC†	7.00%	2/15/2026	7	6,685
California Resources Corp.†	8.00%	12/15/2022	31	23,715
Canadian Natural Resources Ltd. (Canada)(c)	3.85%	6/1/2027	23	21,597
Chesapeake Energy Corp.	7.50%	10/1/2026	7	6,528
Citgo Holding, Inc.†	10.75%	2/15/2020	10	10,350
Continental Resources, Inc.	4.90%	6/1/2044	23	20,458
Eni USA, Inc.	7.30%	11/15/2027	70	79,969
Helmerich & Payne International Drilling Co.	4.65%	3/15/2025	20	20,516
HighPoint Operating Corp.	7.00%	10/15/2022	15	14,137
Hilcorp Energy I LP/Hilcorp Finance Co.†	5.00%	12/1/2024	15	13,688
Hilcorp Energy I LP/Hilcorp Finance Co.†	6.25%	11/1/2028	7	6,589
Indigo Natural Resources LLC†	6.875%	2/15/2026	7	6,475
Kerr-McGee Corp.	7.875%	9/15/2031	35	42,186
MEG Energy Corp. (Canada)(c)	6.375%	1/30/2023	25	23,406
SM Energy Co.	6.625%	1/15/2027	8	7,680
Tapstone Energy LLC/Tapstone Energy Finance Corp.†	9.75%	6/1/2022	15	12,394
Valero Energy Corp.	10.50%	3/15/2039	32	48,244
WPX Energy, Inc.	5.25%	9/15/2024	12	11,460
Total				392,694

Oil: Crude Producers 1.23%
Cheniere Corpus Christi Holdings LLC	5.125%	6/30/2027	29	28,166
Colonial Pipeline Co.†	4.25%	4/15/2048	18	16,848
Energy Transfer Partners LP	6.125%	12/15/2045	35	33,701

See Notes to Financial Statements.	105

Schedule of Investments (continued)

CORE PLUS BOND FUND November 30, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil: Crude Producers (continued)
Rockies Express Pipeline LLC†	6.875%	4/15/2040	$20	$21,400
Sabine Pass Liquefaction LLC	5.875%	6/30/2026	55	58,003
Total				158,118

Oil: Integrated Domestic 0.62%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.	4.08%	12/15/2047	18	14,637
National Oilwell Varco, Inc.	2.60%	12/1/2022	42	39,599
Transocean Proteus Ltd.†	6.25%	12/1/2024	26	25,117
Total				79,353

Real Estate Investment Trusts 0.71%
EPR Properties	4.75%	12/15/2026	10	9,716
Equinix, Inc.	5.875%	1/15/2026	12	12,210
Goodman US Finance Three LLC†	3.70%	3/15/2028	21	19,618
Hunt Cos., Inc.†	6.25%	2/15/2026	14	12,670
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.	5.625%	5/1/2024	5	5,068
VEREIT Operating Partnership LP	3.95%	8/15/2027	30	27,666
VEREIT Operating Partnership LP	4.875%	6/1/2026	5	5,010
Total				91,958

Retail 0.58%
CEC Entertainment, Inc.	8.00%	2/15/2022	21	19,005
Conn’s, Inc.	7.25%	7/15/2022	20	19,650
IRB Holding Corp.†	6.75%	2/15/2026	27	24,975
Men’s Wearhouse, Inc. (The)	7.00%	7/1/2022	11	11,234
Total				74,864

Steel 0.10%
Cleveland-Cliffs, Inc.	5.75%	3/1/2025	14	12,880

Technology 0.28%
Expedia Group, Inc.	5.00%	2/15/2026	10	10,050
Netflix, Inc.	4.375%	11/15/2026	12	11,101
Netflix, Inc.	5.75%	3/1/2024	15	15,338
Total				36,489

Telecommunications 1.27%
AT&T, Inc.	6.00%	8/15/2040	102	103,187
CenturyLink, Inc.	6.75%	12/1/2023	12	12,060
Intelsat Connect Finance SA (Luxembourg)†(c)	9.50%	2/15/2023	9	8,426

106	See Notes to Financial Statements.

Schedule of Investments (continued)

CORE PLUS BOND FUND November 30, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Telecommunications (continued)
Sprint Capital Corp.	6.875%		11/15/2028	$20	$19,375
T-Mobile USA, Inc.	6.50%		1/15/2026	20	20,800
Total					163,848

Transportation: Miscellaneous 0.31%
Burlington Northern Santa Fe LLC	5.75%		5/1/2040	13	14,786
XPO CNW, Inc.	6.70%		5/1/2034	25	25,062
Total					39,848

Utilities 0.19%
Aquarion Co.†	4.00%		8/15/2024	25	25,050
Total Corporate Bonds (cost $4,422,105)					4,200,293

FLOATING RATE LOANS(f) 0.81%

Business Services 0.15%
Weight Watchers International, Inc. Initial Term Loan	7.15% (3 Mo. LIBOR + 4.75%	)	11/29/2024	19	19,328

Insurance 0.15%
York Risk Services Holding Corp. Term Loan	6.095% (1 Mo. LIBOR + 3.75%	)	10/1/2021	21	19,952

Manufacturing 0.16%
Crosby US Acquisition Corp. 1st Lien Initial Term Loan	5.306% (3 Mo. LIBOR + 3.00%	)	11/23/2020	21	20,523

Miscellaneous 0.16%
Utex Industries, Inc. 1st Lien Initial Term Loan	6.345% (1 Mo. LIBOR + 4.00%	)	5/22/2021	21	20,238

Service 0.10%
North American Lifting Holdings, Inc. 1st Lien Initial Term Loan	6.886% (3 Mo. LIBOR + 4.50%	)	11/27/2020	14	12,988

Transportation: Miscellaneous 0.09%
Gruden Acquisition, Inc. 2nd Lien Term Loan	10.886% (3 Mo. LIBOR + 8.50%	)	8/18/2023	12	12,075
Total Floating Rate Loans (cost $106,836)					105,104

FOREIGN GOVERNMENT OBLIGATION 0.05%

Argentina
Republic of Argentina(c) (cost $7,000)	4.625%		1/11/2023	7	5,863

See Notes to Financial Statements.	107

Schedule of Investments (continued)

CORE PLUS BOND FUND November 30, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 1.57%
Federal Home Loan Mortgage Corp. K072 A2	3.444%		12/25/2027	$25	$24,716
Government National Mortgage Assoc. 2017-168 AS	2.70%		8/16/2058	37	35,120
Government National Mortgage Assoc. 2017-41 AS	2.60%		6/16/2057	32	30,027
Government National Mortgage Assoc. 2017-69 AS	2.75%		2/16/2058	34	32,324
Government National Mortgage Assoc. 2017-71 AS	2.70%		4/16/2057	34	31,493
Government National Mortgage Assoc. 2017-76 AS	2.65%		11/16/2050	14	12,802
Government National Mortgage Assoc. 2017-86 AS	2.75%		2/16/2058	13	12,119
Government National Mortgage Assoc. 2017-89 AB	2.60%		7/16/2058	11	9,892
Government National Mortgage Assoc. 2017-90 AS	2.70%		7/16/2057	15	13,631
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $213,015)					202,124

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 30.83%
Federal National Mortgage Assoc.(g)	3.50%		TBA	100	98,084
Federal National Mortgage Assoc.(g)	4.00%		TBA	1,100	1,106,488
Federal National Mortgage Assoc.(g)	4.50%		TBA	2,700	2,776,543
Total Government Sponsored Enterprises Pass-Throughs (cost $3,961,486)					3,981,115

MUNICIPAL BOND 0.04%

Miscellaneous
Pennsylvania (cost $5,215)	5.35%		5/1/2030	5	5,117

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 15.21%
1345 Avenue of the Americas & Park Avenue Plaza Trust 2005-1 A3†	5.278%		8/10/2035	50	54,235
Atrium Hotel Portfolio Trust 2018-ATRM A†	3.257% (1 Mo. LIBOR + .95%	)#	6/15/2035	100	100,056
Bancorp Commercial Mortgage Trust (The) 2018-CR3 A†	3.157% (1 Mo. LIBOR + .85%	)#	1/15/2033	13	12,949
BB-UBS Trust 2012-SHOW A†	3.43%		11/5/2036	100	98,055
BBCMS Trust 2015-SRCH A2†	4.197%		8/10/2035	100	102,039
BWAY Mortgage Trust 2015-1740 A†	2.917%		1/10/2035	100	95,798
BX Commercial Mortgage Trust 2018-BIOA A†	2.978% (1 Mo. LIBOR + .67%	)#	3/15/2037	70	69,946
BX Trust 2018-GW A†	3.107% (1 Mo. LIBOR + .80%	)#	5/15/2035	36	35,974
Caesars Palace Las Vegas Trust 2017-VICI A†	3.531%		10/15/2034	35	34,986
Caesars Palace Las Vegas Trust 2017-VICI B†	3.835%		10/15/2034	22	21,948
Caesars Palace Las Vegas Trust 2017-VICI C†	4.138%		10/15/2034	25	24,982
Caesars Palace Las Vegas Trust 2017-VICI D†	4.499%	#(h)	10/15/2034	10	9,987
Caesars Palace Las Vegas Trust 2017-VICI E†	4.499%	#(h)	10/15/2034	27	26,481

108	See Notes to Financial Statements.

Schedule of Investments (continued)

CORE PLUS BOND FUND November 30, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Citigroup Commercial Mortgage Trust 2016-GC36 D†	2.85%		2/10/2049	$57	$43,820
Citigroup Commercial Mortgage Trust 2016-P3 D†	2.804%	#(h)	4/15/2049	25	20,162
Commercial Mortgage Pass-Through Certificates 2014-UBS6 B	4.349%	#(h)	12/10/2047	50	49,639
Commercial Mortgage Pass-Through Certificates 2015-PC1 B	4.588%	#(h)	7/10/2050	50	49,917
Commercial Mortgage Pass-Through Certificates 2015-PC1 C	4.588%	#(h)	7/10/2050	10	9,787
Commercial Mortgage Pass-Through Certificates 2015-PC1 D	4.588%	#(h)	7/10/2050	100	88,058
Credit Suisse Mortgage Capital Certificates 2015-GLPB D†	3.938%	#(h)	11/15/2034	100	98,071
GS Mortgage Securities Corp. Trust 2018-FBLU A†	3.257% (1 Mo. LIBOR + .95%	)#	11/15/2035	23	23,023
GS Mortgage Securities Corp. Trust 2018-FBLU E†	5.057% (1 Mo. LIBOR + 2.75%	)#	11/15/2035	25	25,025
GS Mortgage Securities Corp. Trust 2018-RIVR A†	3.257% (1 Mo. LIBOR + .95%	)#	7/15/2035	100	99,809
GS Mortgage Securities Trust 2014-GC26 C	4.659%	#(h)	11/10/2047	50	48,639
Hilton Orlando Trust 2018-ORL A†	3.077% (1 Mo. LIBOR + .77%	)#	12/15/2034	45	44,959
Hilton Orlando Trust 2018-ORL D†	4.007% (1 Mo. LIBOR + 1.70%	)#	12/15/2034	27	26,995
JPMorgan Chase Commercial Mortgage Securities Corp. 2018-AON A†	4.128%		7/5/2031	40	41,025
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ A†	3.307% (1 Mo. LIBOR + 1.00%	)#	6/15/2032	38	38,021
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ D†	4.407% (1 Mo. LIBOR + 2.10%	)#	6/15/2032	19	19,053
JPMorgan Chase Commercial Mortgage Securities Trust 2018-MINN B†(b)	3.657% (1 Mo. LIBOR + 1.35%	)#	11/15/2035	10	10,004
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C30 C	4.441% (1 Mo. LIBOR + 1.35%	)#	7/15/2048	10	9,689
JPMorgan Chase Commercial Mortgage Securities Trust 2018-MINN A†(b)	3.327% (1 Mo. LIBOR + 1.02%	)#	11/15/2035	10	10,011
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT AFL†	3.264% (1 Mo. LIBOR + .95%	)#	7/5/2033	10	9,986
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT AFX†	4.248%		7/5/2033	24	24,726
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT BFL†	3.914%	#(h)	7/5/2033	26	25,965

See Notes to Financial Statements.	109

Schedule of Investments (continued)

CORE PLUS BOND FUND November 30, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT BFX†	4.549%		7/5/2033	$10	$10,277
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT CFX†	4.95%		7/5/2033	10	10,282
Motel 6 Trust 2017-MTL6 E†	5.557% (1 Mo. LIBOR + 3.25%	)#	8/15/2034	34	33,777
ReadyCap Commercial Mortgage Trust 2018-4 A†	3.39%		2/27/2051	34	33,135
Shelter Growth CRE Issuer Ltd. 2018-FL1 A†	3.307% (1 Mo. LIBOR + 1.00%	)#	1/15/2035	62	61,585
UBS Commercial Mortgage Trust 2018-C14 A4(b)	4.448%		12/15/2051	64	66,410
Wells Fargo Commercial Mortgage Trust 2013-LC12 B	4.422%	#(h)	7/15/2046	68	68,272
Wells Fargo Commercial Mortgage Trust 2015-C28 D	4.266%	#(h)	5/15/2048	60	52,061
WF-RBS Commercial Mortgage Trust 2012-C8 C	5.056%	#(h)	8/15/2045	50	50,126
WF-RBS Commercial Mortgage Trust 2013-C12 C	4.487%	#(h)	3/15/2048	50	49,905
WF-RBS Commercial Mortgage Trust 2014-C22 A4	3.488%		9/15/2057	25	24,807
Total Non-Agency Commercial Mortgage-Backed Securities (cost $1,965,025)					1,964,457

U.S. TREASURY OBLIGATION 4.53%
U.S. Treasury Inflation Indexed Note(i) (cost $585,533)	0.625%		4/15/2023	596	584,475
Total Long-Term Investments (cost $15,864,133)					15,634,261

SHORT-TERM INVESTMENTS 4.29%

GOVERNMENT SPONSORED ENTERPRISES SECURITIES 2.00%
Federal Home Loan Bank	Zero Coupon		2/15/2019	100	99,511
Federal Home Loan Bank	Zero Coupon		2/6/2019	160	159,312
Total Government Sponsored Enterprises Securities (cost $258,802)					258,823

REPURCHASE AGREEMENT
Repurchase Agreement dated 11/30/2018, 1.25% due 12/3/2018 with Fixed Income Clearing Corp. collateralized by $320,000 of U.S. Treasury Note at 1.50% due 2/28/2023; value: $303,754; proceeds: $295,445 (cost $295,415)				295	295,415
Total Short-Term Investment (cost $554,217)					554,238
Total Investments in Securities 125.37% (cost $16,418,350)					16,188,499
Liabilities in Excess of Other Assets(j) (25.37%)					(3,275,541)
Net Assets 100.00%					$12,912,958

110	See Notes to Financial Statements.

Schedule of Investments (continued)

CORE PLUS BOND FUND November 30, 2018

EUR	euro.
LIBOR	London Interbank Offered Rate.
PIK	Payment-in-kind.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at November 30, 2018.
(a)	Amount is less than $1,000.
(b)	Securities purchased on a when-issued basis (See Note 2(i)).
(c)	Foreign security traded in U.S. dollars.
(d)	Variable Rate is Fixed to Float: Rate remains fixed until designated future date.
(e)	Investment in non-U.S. dollar denominated securities.
(f)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at November 30, 2018.
(g)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(h)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(i)	Treasury Inflation Protected Security. A U.S. Treasury Note or Bond that offers protection from inflation by paying a fixed rate of interest on principal amount that is adjusted for inflation based on the Consumer Price Index.
(j)	Liabilities in Excess of Other Assets include net unrealized appreciation/depreciation on credit default swaps, forward foreign currency exchange contracts and futures contracts as follows:

Centrally Cleared Credit Default Swaps on Indexes - Sell Protection at November 30, 2018(1):

Referenced Index*	Central Clearing party	Fund Receives (Quarterly)	Termination Date	Notional Amount	Notional Value	Payments Upfront(2)	Unrealized Depreciation(3)
Markit CDX. NA.EM.30(4)	Credit Suisse	1.00%	12/20/2023	$1,115,000	$1,062,072	$(50,016)	$(2,912)

*	The Referenced Index is for Credit Default Swaps on Indexes, which is comprised of a basket of emerging market sovereign issuers. (See Note 2(q)).
(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments received by Central Clearing House are presented net of amortization (See Note 2(q)).
(3)	Total unrealized appreciation on Credit Default Swaps on Indexes amounted to $0. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $2,912.
(4)	Central Clearinghouse: Intercontinental Exchange (ICE).

See Notes to Financial Statements.	111

Schedule of Investments (continued)

CORE PLUS BOND FUND November 30, 2018

Credit Default Swaps on Indexes - Buy Protection at November 30, 2018(1):

								Credit
								Default
								Swap
								Agreements
		Fund					Unrealized	Receivable
Referenced	Swap	Pays	Termination	Notional	Notional	Payments	Appreciation	(Payable) at
Index*	Counterparty	(Quarterly)	Date	Amount	Value	Upfront(2)	(Depreciation)(3)	Fair Value(4)
Markit CDX. CMBX.NA.AAA.11	Morgan Stanley	.50%	11/18/2054	$150,000	$151,770	$235	$1,535	$1,770
Markit CMBX.NA.AAA.9	Morgan Stanley	.50%	9/17/2058	780,000	779,567	43,944	(44,377)	(433)
						$44,179	$(42,842)	$1,337

Credit Default Swaps on Indexes - Sell Protection at November 30, 2018(1):

								Credit
								Default
								Swap
								Agreements
		Fund						Receivable
Referenced	Swap	Receives	Termination	Notional	Notional	Payments	Unrealized	(Payable) at
Index*	Counterparty	(Quarterly)	Date	Amount	Value	Upfront(2)	Appreciation(3)	Fair Value(4)
Markit CDX. CMBX.NA.BBB-11	Morgan Stanley	3.00%	11/18/2054	$75,000	$68,808	$(6,526)	$334	$(6,192)
Markit CMBX.NA.A.8	Morgan Stanley	2.00%	10/17/2057	175,000	172,256	(9,995)	7,251	(2,744)
Markit CMBX.NA.AA.8	Morgan Stanley	1.50%	10/17/2057	200,000	202,058	(7,536)	9,594	2,058
						$(24,057)	$17,179	$(6,878)

*	The Referenced Index is for Credit Default Swaps on Indexes, which is comprised of a basket of commercial mortgaged-backed securities. (See Note 2(q)).
(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments received/paid are presented net of amortization (See Note 2(q)).
(3)	Total unrealized appreciation on Credit Default Swaps in Indexes amounted to $18,714. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $44,377.
(4)	Includes upfront payments received/paid.

112	See Notes to Financial Statements.

Schedule of Investments (continued)

CORE PLUS BOND FUND November 30, 2018

Open Forward Foreign Currency Exchange Contracts at November 30, 2018:

Forward
Foreign					U.S. $
Currency					Cost on	U.S. $
Exchange	Transaction		Expiration	Foreign	Origination	Current	Unrealized
Contracts	Type	Counterparty	Date	Currency	Date	Value	Appreciation
euro	Sell	Morgan Stanley	12/7/2018	106,000	$125,418	$120,030	$5,388

Open Futures Contracts at November 30, 2018:

Type	Expiration	Contracts	Position	Notional Amount		Notional Value		Unrealized Appreciation
U.S. 5-Year Treasury Note	March 2019	14	Long		$1,581,419		$1,581,453	$34

Type	Expiration	Contracts	Position	Notional Amount		Notional Value		Unrealized Depreciation
Euro-Schatz	December 2018	1	Short	EUR	(111,718)	EUR	(112,005)	$(325)
U.S. 10-Year Treasury Note	March 2019	4	Short		$(476,399)		$(477,813)	(1,414)
U.S. 10-Year Ultra Treasury Bond	March 2019	6	Long		759,198		759,000	(198)
U.S. 2-Year Treasury Note	March 2019	2	Short		(421,778)		(421,969)	(191)
U.S. Long Bond	March 2019	2	Short		(278,559)		(279,812)	(1,253)
U.S. Ultra Treasury Bond	March 2019	1	Long		152,658		152,406	(252)
Total Unrealized Depreciation on Open Futures Contracts								$(3,633)

The following is a summary of the inputs used as of November 30, 2018 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities	$–	$4,585,713	$–	$4,585,713
Corporate Bonds	–	4,200,293	–	4,200,293
Floating Rate Loans	–	105,104	–	105,104
Foreign Government Obligation	–	5,863	–	5,863
Government Sponsored Enterprises Collateralized Mortgage Obligations	–	202,124	–	202,124
Government Sponsored Enterprises Pass-Throughs	–	3,981,115	–	3,981,115
Municipal Bond	–	5,117	–	5,117
Non-Agency Commercial Mortgage-Backed Securities	–	1,964,457	–	1,964,457
U.S. Treasury Obligation	–	584,475	–	584,475
Short-Term Investments
Government Sponsored Enterprises Securities	–	258,823	–	258,823
Repurchase Agreement	–	295,415	–	295,415
Total	$–	$16,188,499	$–	$16,188,499

See Notes to Financial Statements.	113

Schedule of Investments (concluded)

CORE PLUS BOND FUND November 30, 2018

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Other Financial Instruments
Centrally Cleared Credit Default Swap Contracts
Assets	$–	$–	$–	$–
Liabilities	–	(2,912)	–	(2,912)
Credit Default Swap Contracts
Assets	–	3,828	–	3,828
Liabilities	–	(9,369)	–	(9,369)
Forward Foreign Currency Exchange Contracts
Assets	–	5,388	–	5,388
Liabilities	–	–	–	–
Futures Contracts
Assets	34	–	–	34
Liabilities	(3,633)	–	–	(3,633)
Total	$(3,599)	$(3,065)	$–	$(6,664)

(1)	Refer to Note 2(s) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the fiscal year ended November 30, 2018.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Asset-Backed Securities
Balance as of December 1, 2017	$109,984
Accrued Discounts (Premiums)	–
Realized Gain (Loss)	–
Change in Unrealized Appreciation (Depreciation)	–
Purchases	–
Sales	–
Transfers into Level 3	–
Transfers out of Level 3	(109,984)
Balance as of November 30, 2018	$–
Change in unrealized appreciation/depreciation for the year ended November 30, 2018, related to Level 3 investments held at November 30, 2018	$–

114	See Notes to Financial Statements.

Schedule of Investments

CORPORATE BOND FUND November 30, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 97.64%

ASSET-BACKED SECURITIES 2.82%

Automobiles 1.86%
American Credit Acceptance Receivables Trust 2015-3 C†	4.84%		10/12/2021	$13	$13,491
Drive Auto Receivables Trust 2017-1 C	2.84%		4/15/2022	18	17,972
Santander Drive Auto Receivables Trust 2016-1 D	4.02%		4/15/2022	65	65,528
Total					96,991

Other 0.96%
Ford Credit Floorplan Master Owner Trust A 2015-5 A1	2.42%		8/15/2022	25	24,683
Hardee’s Funding LLC 2018-1A AII†	4.959%		6/20/2048	25	25,026
Total					49,709
Total Asset-Backed Securities (cost $148,017)					146,700

CORPORATE BONDS 90.34%

Aerospace/Defense 1.91%
Embraer SA (Brazil)(a)	5.15%		6/15/2022	34	35,063
Litton Industries, Inc.	7.75%		3/15/2026	15	18,224
Lockheed Martin Corp.	7.75%		5/1/2026	15	18,017
Northrop Grumman Systems Corp.	7.875%		3/1/2026	15	18,324
United Technologies Corp.	3.65%		8/16/2023	10	9,867
Total					99,495

Automotive 1.84%
Ford Motor Co.	7.45%		7/16/2031	39	40,199
General Motors Co.	6.75%		4/1/2046	42	40,865
Hyundai Capital America†	2.50%		3/18/2019	15	14,974
Total					96,038

Banks: Regional 14.72%
Bank of America Corp.	3.593%	#(b)	7/21/2028	85	80,185
Bank of Montreal (Canada)(a)	3.803%	#(b)	12/15/2032	8	7,305
Bank One Corp.	8.00%		4/29/2027	20	24,495
Barclays Bank plc (United Kingdom)†(a)	10.179%		6/12/2021	80	90,397
Citigroup, Inc.	3.668%	#(b)	7/24/2028	110	103,011
Credit Suisse AG	5.40%		1/14/2020	37	37,604
Goldman Sachs Group, Inc. (The)	6.75%		10/1/2037	39	44,456
HSBC USA, Inc.	9.30%		6/1/2021	23	25,736
JPMorgan Chase & Co.	3.782%	#(b)	2/1/2028	67	64,387

See Notes to Financial Statements.	115

Schedule of Investments (continued)

CORPORATE BOND FUND November 30, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional (continued)
Macquarie Bank Ltd. (Australia)†(a)	6.625%		4/7/2021	$60	$63,392
Macquarie Group Ltd. (Australia)†(a)	4.654%	#(b)	3/27/2029	7	6,805
Morgan Stanley	3.875%		1/27/2026	76	73,339
Santander UK plc (United Kingdom)(a)	7.95%		10/26/2029	23	27,635
Toronto-Dominion Bank (The) (Canada)(a)	3.625%	#(b)	9/15/2031	37	34,608
Wells Fargo Capital X	5.95%		12/1/2086	46	48,070
Westpac Banking Corp. (Australia)(a)	4.322%	#(b)	11/23/2031	37	34,898
Total					766,323

Beverages 1.02%
Anheuser-Busch InBev Worldwide, Inc.	8.20%		1/15/2039	40	53,058

Biotechnology Research & Production 0.87%
Amgen, Inc.	6.40%		2/1/2039	21	24,729
Gilead Sciences, Inc.	4.60%		9/1/2035	21	20,561
Total					45,290

Building Materials 1.58%
Boral Finance Pty Ltd. (Australia)†(a)	3.00%		11/1/2022	8	7,704
Johnson Controls International plc	5.00%		3/30/2020	26	26,481
Martin Marietta Materials, Inc.	3.327% (3 Mo. LIBOR + .65%	)#	5/22/2020	12	12,030
Vulcan Materials Co.	2.934% (3 Mo. LIBOR + .60%	)#	6/15/2020	10	9,980
Vulcan Materials Co.	3.388% (3 Mo. LIBOR + .65%	)#	3/1/2021	20	20,028
Vulcan Materials Co.†	4.70%		3/1/2048	7	6,024
Total					82,247

Business Services 0.34%
IHS Markit Ltd. (United Kingdom)†(a)	4.00%		3/1/2026	19	17,870

Chemicals 1.17%
Dow Chemical Co. (The)	9.40%		5/15/2039	7	9,809
Yara International ASA (Norway)†(a)	7.875%		6/11/2019	50	51,157
Total					60,966

Computer Hardware 1.12%
Apple, Inc.	4.45%		5/6/2044	15	15,017
Dell International LLC/EMC Corp.†	6.02%		6/15/2026	35	35,448
Dell International LLC/EMC Corp.†	8.35%		7/15/2046	7	7,727
Total					58,192

116	See Notes to Financial Statements.

Schedule of Investments (continued)

CORPORATE BOND FUND November 30, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Computer Software 1.63%
Microsoft Corp.	3.50%	2/12/2035	$52	$48,788
Oracle Corp.	6.125%	7/8/2039	30	36,108
Total				84,896

Drugs 2.55%
AbbVie, Inc.	4.70%	5/14/2045	15	13,464
Allergan Funding SCS (Luxembourg)(a)	4.85%	6/15/2044	8	7,368
Bayer Corp.†	6.65%	2/15/2028	7	7,913
CVS Health Corp.	4.30%	3/25/2028	63	61,483
Elanco Animal Health, Inc.†	4.90%	8/28/2028	2	2,017
Express Scripts Holding Co.	6.125%	11/15/2041	11	11,939
Pfizer, Inc.	7.20%	3/15/2039	10	13,658
Teva Pharmaceutical Finance Co. BV (Curacao)(a)	3.65%	11/10/2021	3	2,867
Teva Pharmaceutical Finance Netherlands III BV (Netherlands)(a)	1.70%	7/19/2019	12	11,866
Total				132,575

Electric: Power 10.83%
Appalachian Power Co.	7.00%	4/1/2038	7	8,726
Ausgrid Finance Pty Ltd. (Australia)†(a)	4.35%	8/1/2028	16	15,762
Avista Corp.	4.35%	6/1/2048	11	10,839
Berkshire Hathaway Energy Co.	3.80%	7/15/2048	10	8,633
Cleco Power LLC	6.00%	12/1/2040	20	22,280
Dominion Energy, Inc.	7.00%	6/15/2038	22	26,642
Duquesne Light Holdings, Inc.†	6.40%	9/15/2020	26	27,170
Edison International	4.125%	3/15/2028	25	23,505
Entergy Arkansas, Inc.	4.95%	12/15/2044	27	26,335
Entergy Corp.	5.125%	9/15/2020	25	25,432
Entergy Louisiana LLC	4.00%	3/15/2033	5	4,895
Exelon Generation Co. LLC	5.60%	6/15/2042	31	29,849
Georgia Power Co.	4.75%	9/1/2040	22	21,148
ITC Holdings Corp.†	5.50%	1/15/2020	30	30,530
Jersey Central Power & Light Co.†	4.70%	4/1/2024	5	5,155
Mississippi Power Co.	4.25%	3/15/2042	9	8,125
Oglethorpe Power Corp.†	5.05%	10/1/2048	8	7,846
Ohio Edison Co.	8.25%	10/15/2038	13	18,070
Oncor Electric Delivery Co. LLC	7.00%	5/1/2032	7	8,926
Pacific Gas & Electric Co.	6.05%	3/1/2034	34	32,753
PPL Electric Utilities Corp.	5.20%	7/15/2041	13	14,165
Progress Energy, Inc.	7.75%	3/1/2031	9	11,729

See Notes to Financial Statements.	117

Schedule of Investments (continued)

CORPORATE BOND FUND November 30, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electric: Power (continued)
PSEG Power LLC	5.125%	4/15/2020	$22	$22,414
Puget Energy, Inc.	5.625%	7/15/2022	14	14,723
Puget Energy, Inc.	6.00%	9/1/2021	28	29,428
San Diego Gas & Electric Co.	1.914%	2/1/2022	8	7,312
SCANA Corp.	4.125%	2/1/2022	34	33,509
SCANA Corp.	4.75%	5/15/2021	8	8,033
Sempra Energy	4.00%	2/1/2048	17	14,096
South Carolina Electric & Gas Co.	6.05%	1/15/2038	7	7,920
Tampa Electric Co.	6.15%	5/15/2037	7	7,840
TransAlta Corp. (Canada)(a)	4.50%	11/15/2022	31	30,102
Total				563,892

Electrical Equipment 1.15%
Applied Materials, Inc.	3.30%	4/1/2027	9	8,519
Broadcom Corp./Broadcom Cayman Finance Ltd.	2.65%	1/15/2023	8	7,475
Broadcom Corp./Broadcom Cayman Finance Ltd.	3.125%	1/15/2025	10	9,056
Broadcom Corp./Broadcom Cayman Finance Ltd.	3.875%	1/15/2027	13	11,766
Marvell Technology Group Ltd.	4.20%	6/22/2023	8	7,930
Xilinx, Inc.	2.95%	6/1/2024	16	15,130
Total				59,876

Electronics 0.99%
Tech Data Corp.	3.70%	2/15/2022	21	20,495
Trimble, Inc.	4.75%	12/1/2024	24	24,278
Trimble, Inc.	4.90%	6/15/2028	7	6,907
Total				51,680

Engineering & Contracting Services 0.13%
Fluor Corp.	4.25%	9/15/2028	7	6,722

Financial Services 3.26%
Affiliated Managers Group, Inc.	3.50%	8/1/2025	11	10,546
BrightSphere Investment Group plc (United Kingdom)(a)	4.80%	7/27/2026	26	25,061
Discover Financial Services	4.10%	2/9/2027	18	16,764
Discover Financial Services	5.20%	4/27/2022	25	25,727
Discover Financial Services	10.25%	7/15/2019	9	9,352
E*TRADE Financial Corp.	3.80%	8/24/2027	9	8,405
E*TRADE Financial Corp.	4.50%	6/20/2028	9	8,841
International Lease Finance Corp.	5.875%	8/15/2022	2	2,098
International Lease Finance Corp.	8.25%	12/15/2020	24	25,829

118	See Notes to Financial Statements.

Schedule of Investments (continued)

CORPORATE BOND FUND November 30, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Financial Services (continued)
Lazard Group LLC	4.25%	11/14/2020	$5	$5,059
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.50%	3/15/2027	23	22,637
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.875%	4/15/2045	11	9,545
Total				169,864

Food 0.72%
Campbell Soup Co.	3.80%	8/2/2042	8	5,889
Conagra Brands, Inc.	4.60%	11/1/2025	12	11,949
Conagra Brands, Inc.	5.40%	11/1/2048	3	2,861
Kraft Heinz Foods Co.	6.875%	1/26/2039	15	16,843
Total				37,542

Health Care Products 1.87%
Abbott Laboratories	4.75%	11/30/2036	17	17,426
Life Technologies Corp.	5.00%	1/15/2021	19	19,424
Life Technologies Corp.	6.00%	3/1/2020	48	49,374
Zimmer Biomet Holdings, Inc.	5.75%	11/30/2039	11	11,281
Total				97,505

Health Care Services 2.06%
Fresenius Medical Care US Finance II, Inc.†	4.75%	10/15/2024	19	19,282
Fresenius Medical Care US Finance II, Inc.†	5.875%	1/31/2022	14	14,635
Kaiser Foundation Hospitals	4.15%	5/1/2047	10	9,553
Northwell Healthcare, Inc.	3.979%	11/1/2046	12	10,568
NYU Langone Hospitals	4.368%	7/1/2047	12	11,806
NYU Langone Hospitals	4.784%	7/1/2044	7	7,302
Universal Health Services, Inc.†	4.75%	8/1/2022	34	34,382
Total				107,528

Household Equipment/Products 0.13%
Newell Brands, Inc.	3.85%	4/1/2023	7	6,824

Insurance 4.69%
American International Group, Inc.	4.80%	7/10/2045	27	24,665
Aon plc (United Kingdom)(a)	3.875%	12/15/2025	19	18,560
Fidelity National Financial, Inc.†	4.50%	8/15/2028	35	34,002
Hanover Insurance Group, Inc. (The)	4.50%	4/15/2026	9	8,862
Liberty Mutual Group, Inc.†	5.00%	6/1/2021	15	15,324
Lincoln National Corp.	6.30%	10/9/2037	19	22,037
Protective Life Corp.	8.45%	10/15/2039	15	20,124

See Notes to Financial Statements.	119

Schedule of Investments (continued)

CORPORATE BOND FUND November 30, 2018

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value
Insurance (continued)
Securian Financial Group, Inc.†	4.80%	4/15/2048		$8	$7,648
Teachers Insurance & Annuity Association of America†	4.90%	9/15/2044		30	30,723
Transatlantic Holdings, Inc.	8.00%	11/30/2039		9	11,942
Unum Group	5.75%	8/15/2042		13	13,185
Willis North America, Inc.	7.00%	9/29/2019		7	7,201
WR Berkley Corp.	5.375%	9/15/2020		5	5,140
XLIT Ltd. (Ireland)(a)	6.25%	5/15/2027		22	24,801
Total					244,214

Leasing 0.21%
GATX Corp.	4.55%	11/7/2028		11	10,793

Leisure 0.74%
Royal Caribbean Cruises Ltd.	3.70%	3/15/2028		2	1,820
Royal Caribbean Cruises Ltd.	5.25%	11/15/2022		27	28,231
Royal Caribbean Cruises Ltd.	7.50%	10/15/2027		7	8,263
Total					38,314

Machinery: Industrial/Specialty 0.93%
CNH Industrial Capital LLC	4.375%	4/5/2022		13	13,101
CNH Industrial Capital LLC	4.875%	4/1/2021		5	5,037
Kennametal, Inc.	4.625%	6/15/2028		12	11,750
Nvent Finance Sarl (Luxembourg)(a)	4.55%	4/15/2028		19	18,397
Total					48,285

Manufacturing 1.02%
General Electric Co.	3.15%	9/7/2022		4	3,676
General Electric Co.	6.15%	8/7/2037		52	49,340
Total					53,016

Media 4.23%
21st Century Fox America, Inc.	7.75%	12/1/2045		24	34,745
Charter Communications Operating LLC/Charter Communications Operating Capital	6.484%	10/23/2045		39	39,143
Comcast Corp.	3.969%	11/1/2047		10	8,624
Cox Communications, Inc.†	4.50%	6/30/2043		2	1,666
Cox Communications, Inc.†	8.375%	3/1/2039		17	21,418
Grupo Televisa SAB (Mexico)(a)	6.625%	1/15/2040		7	7,273
NBCUniversal Enterprise, Inc.†	5.25%	–	(c)	100	101,500
Warner Media LLC	6.20%	3/15/2040		6	6,162
Total					220,531

120	See Notes to Financial Statements.

Schedule of Investments (continued)

CORPORATE BOND FUND November 30, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Metal Fabricating 0.37%
Valmont Industries, Inc.	5.25%	10/1/2054	$22	$19,198

Metals & Minerals: Miscellaneous 1.59%
Barrick North America Finance LLC	7.50%	9/15/2038	21	24,822
Glencore Finance Canada Ltd. (Canada)†(a)	5.55%	10/25/2042	19	17,611
Goldcorp, Inc. (Canada)(a)	3.625%	6/9/2021	15	14,937
Goldcorp, Inc. (Canada)(a)	3.70%	3/15/2023	14	13,685
Southern Copper Corp. (Peru)(a)	5.875%	4/23/2045	12	11,892
Total				82,947

Natural Gas 1.15%
National Fuel Gas Co.	3.95%	9/15/2027	8	7,391
National Fuel Gas Co.	4.90%	12/1/2021	16	16,206
National Fuel Gas Co.	5.20%	7/15/2025	2	2,023
National Fuel Gas Co.	7.395%	3/30/2023	15	16,501
Piedmont Natural Gas Co., Inc.	4.10%	9/18/2034	19	17,986
Total				60,107

Office Furniture & Business Equipment 0.03%
Xerox Corp.	3.625%	3/15/2023	2	1,811

Oil 7.01%
Apache Corp.	6.00%	1/15/2037	7	7,282
Canadian Natural Resources Ltd. (Canada)(a)	7.20%	1/15/2032	27	31,686
Canadian Oil Sands Ltd. (Canada)†(a)	4.50%	4/1/2022	5	5,024
ConocoPhillips Canada Funding Co. I	5.95%	10/15/2036	17	19,448
Continental Resources, Inc.	5.00%	9/15/2022	30	30,034
Ecopetrol SA (Colombia)(a)	5.875%	5/28/2045	5	4,590
Encana Corp. (Canada)(a)	6.50%	5/15/2019	10	10,145
Eni USA, Inc.	7.30%	11/15/2027	22	25,133
Equinor ASA (Norway)(a)	7.15%	11/15/2025	26	30,711
Helmerich & Payne International Drilling Co.	4.65%	3/15/2025	40	41,032
Kerr-McGee Corp.	7.875%	9/15/2031	28	33,749
Motiva Enterprises LLC†	5.75%	1/15/2020	25	25,444
Petroleos Mexicanos (Mexico)(a)	4.50%	1/23/2026	24	20,628
Shell International Finance BV (Netherlands)(a)	3.75%	9/12/2046	32	28,610
Valero Energy Corp.	7.50%	4/15/2032	2	2,432
Valero Energy Corp.	10.50%	3/15/2039	20	30,152
Woodside Finance Ltd. (Australia)†(a)	3.65%	3/5/2025	20	19,108
Total				365,208

See Notes to Financial Statements.	121

Schedule of Investments (continued)

CORPORATE BOND FUND November 30, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil: Crude Producers 6.37%
Andeavor Logistics LP/Tesoro Logistics Finance Corp.	6.25%	10/15/2022	$28	$28,735
Colonial Pipeline Co.†	4.25%	4/15/2048	18	16,848
Enbridge Energy Partners LP	4.20%	9/15/2021	25	25,209
Enbridge Energy Partners LP	9.875%	3/1/2019	45	45,705
Energy Transfer Partners LP	7.50%	7/1/2038	24	26,280
Energy Transfer Partners LP	8.25%	11/15/2029	6	7,127
Enterprise Products Operating LLC	7.55%	4/15/2038	11	13,612
Florida Gas Transmission Co. LLC†	7.90%	5/15/2019	19	19,365
Gulf South Pipeline Co. LP	4.00%	6/15/2022	7	6,884
Kinder Morgan, Inc.	7.75%	1/15/2032	29	34,489
MPLX LP	5.50%	2/15/2023	34	34,633
Northern Natural Gas Co.†	4.25%	6/1/2021	15	15,202
Northern Natural Gas Co.†	4.30%	1/15/2049	3	2,797
Sabine Pass Liquefaction LLC	5.875%	6/30/2026	38	40,075
TransCanada PipeLines Ltd. (Canada)(a)	7.625%	1/15/2039	12	14,963
Total				331,924

Oil: Integrated Domestic 1.48%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.	3.337%	12/15/2027	13	11,749
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.	4.08%	12/15/2047	7	5,692
Halliburton Co.	7.45%	9/15/2039	21	26,287
National Oilwell Varco, Inc.	2.60%	12/1/2022	10	9,428
National Oilwell Varco, Inc.	3.95%	12/1/2042	30	23,956
Total				77,112

Paper & Forest Products 0.31%
International Paper Co.	7.30%	11/15/2039	11	13,004
West Fraser Timber Co. Ltd. (Canada)†(a)	4.35%	10/15/2024	3	2,930
Total				15,934

Real Estate Investment Trusts 3.85%
American Homes 4 Rent LP	4.25%	2/15/2028	13	12,302
EPR Properties	4.75%	12/15/2026	15	14,573
EPR Properties	4.95%	4/15/2028	6	5,855
EPR Properties	5.75%	8/15/2022	15	15,656
Goodman US Finance Three LLC†	3.70%	3/15/2028	13	12,145
Healthcare Realty Trust, Inc.	3.625%	1/15/2028	5	4,594
Healthcare Realty Trust, Inc.	3.875%	5/1/2025	31	29,878

122	See Notes to Financial Statements.

Schedule of Investments (continued)

CORPORATE BOND FUND November 30, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Real Estate Investment Trusts (continued)
Healthcare Trust of America Holdings LP	2.95%	7/1/2022	$4	$3,852
Kilroy Realty LP	6.625%	6/1/2020	16	16,772
Liberty Property LP	4.75%	10/1/2020	11	11,210
MPT Operating Partnership LP	5.00%	10/15/2027	10	9,525
Senior Housing Properties Trust	3.25%	5/1/2019	5	4,988
SL Green Operating Partnership LP	3.25%	10/15/2022	6	5,780
SL Green Realty Corp.	4.50%	12/1/2022	22	22,150
VEREIT Operating Partnership LP	3.95%	8/15/2027	12	11,066
VEREIT Operating Partnership LP	4.875%	6/1/2026	20	20,041
Total				200,387

Steel 0.62%
Vale Overseas Ltd. (Brazil)(a)	6.25%	8/10/2026	30	32,100

Technology 0.64%
Amazon.com, Inc.	4.05%	8/22/2047	10	9,435
Amazon.com, Inc.	4.25%	8/22/2057	5	4,701
Expedia Group, Inc.	3.80%	2/15/2028	10	9,108
Expedia Group, Inc.	5.00%	2/15/2026	10	10,050
Total				33,294

Telecommunications 3.58%
AT&T, Inc.	5.35%	9/1/2040	12	11,364
AT&T, Inc.	6.00%	8/15/2040	78	78,908
Orange SA (France)(a)	9.00%	3/1/2031	11	15,105
Verizon Communications, Inc.	4.40%	11/1/2034	75	71,355
Vodafone Group plc (United Kingdom)(a)	4.375%	5/30/2028	10	9,620
Total				186,352

Transportation: Miscellaneous 1.28%
Burlington Northern Santa Fe LLC	6.15%	5/1/2037	30	35,554
Canadian Pacific Railway Co. (Canada)(a)	7.125%	10/15/2031	5	6,235
Canadian Pacific Railway Co. (Canada)(a)	9.45%	8/1/2021	10	11,419
FedEx Corp.	4.95%	10/17/2048	6	5,859
Norfolk Southern Corp.	5.59%	5/17/2025	7	7,640
Total				66,707

Utilities 0.35%
Aquarion Co.†	4.00%	8/15/2024	18	18,036
Total Corporate Bonds (cost $4,970,039)				4,704,653

See Notes to Financial Statements.	123

Schedule of Investments (continued)

CORPORATE BOND FUND November 30, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
MUNICIPAL BONDS 0.65%

Miscellaneous
California	7.60%	11/1/2040	$10	$14,385
Chicago, IL	6.314%	1/1/2044	15	14,530
Illinois	5.10%	6/1/2033	5	4,748
Total Municipal Bonds (cost $35,336)				33,663

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 0.52%
Caesars Palace Las Vegas Trust 2017-VICI A†	3.531%	10/15/2034	17	16,993
Caesars Palace Las Vegas Trust 2017-VICI B†	3.835%	10/15/2034	10	9,977
Total Non-Agency Commercial Mortgage-Backed Securities (cost $27,774)				26,970

U.S. TREASURY OBLIGATIONS 3.31%
U.S. Treasury Bond	2.25%	8/15/2046	23	18,586
U.S. Treasury Bond	2.75%	11/15/2042	23	20,918
U.S. Treasury Bond	3.00%	8/15/2048	33	31,095
U.S. Treasury Note	2.875%	9/30/2023	9	9,011
U.S. Treasury Note	2.875%	11/30/2023	14	14,026
U.S. Treasury Note	3.125%	11/15/2028	76	76,778
U.S. Treasury Note	6.25%	8/15/2023	2	2,298
Total U.S. Treasury Obligations (cost $171,171)				172,712
Total Investments in Securities 97.64% (cost $5,352,337)				5,084,698
Cash and Other Assets in Excess of Liabilities(d) 2.36%				123,116
Net Assets 100.00%				$5,207,814

LIBOR	London Interbank Offered Rate
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at November 30, 2018.
(a)	Foreign security traded in U.S. dollars.
(b)	Variable Rate is Fixed to Float: Rate remains fixed until designated future date.
(c)	Security is perpetual in nature and has no stated maturity.
(d)	Cash and Other Assets in Excess of Liabilities include net unrealized appreciation/depreciation on futures contracts as follows:

Open Futures Contracts at November 30, 2018:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 5-Year Treasury Note	March 2019	18	Long	$2,033,000	$2,033,296	$296

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 2-Year Treasury Note	March 2019	2	Short	$(421,778)	$(421,969)	$(191)
U.S. 10-Year Treasury Note	March 2019	11	Short	(1,310,098)	(1,313,984)	(3,886)
Total Unrealized Depreciation on Open Futures Contracts						$(4,077)

124	See Notes to Financial Statements.

Schedule of Investments (concluded)

CORPORATE BOND FUND November 30, 2018

The following is a summary of the inputs used as of November 30, 2018 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities	$–	$146,700	$–	$146,700
Corporate Bonds	–	4,704,653	–	4,704,653
Municipal Bonds	–	33,663	–	33,663
Non-Agency Commercial Mortgage-Backed Securities	–	26,970	–	26,970
U.S. Treasury Obligations	–	172,712	–	172,712
Total	$–	$5,084,698	$–	$5,084,698
Other Financial Instruments
Futures Contracts
Assets	$296	$–	$–	$296
Liabilities	(4,077)	–	–	(4,077)
Total	$(3,781)	$–	$–	$(3,781)

(1)	Refer to Note 2(s) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the fiscal year ended November 30, 2018.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Floating Rate Loans
Balance as of December 1, 2017	$27,947
Accrued Discounts (Premiums)	26
Realized Gain (Loss)	372
Change in Unrealized Appreciation (Depreciation)	77
Purchases	23
Sales	(28,445)
Transfers into Level 3	–
Transfers out of Level 3	–
Balance as of November 30, 2018	$–
Change in unrealized appreciation/depreciation for the year ended November 30, 2018 related to Level 3 investments held at November 30, 2018	$–

See Notes to Financial Statements.	125

Schedule of Investments

FLOATING RATE FUND November 30, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 99.41%

ASSET-BACKED SECURITIES 0.65%
AMMC CLO 15 Ltd. 2014-15A DRR†(a)	5.727% (3 Mo. LIBOR + 2.95% 3 Mo. LIBOR + 3.40%	)#	1/15/2032	$2,986	$2,986,000	(b)
Anchorage Capital CLO 9 Ltd. 2016-9A D†	6.436% (3 Mo. LIBOR + 4.00%	)#	1/15/2029	2,000	2,002,572
Apidos CLO XVI 2013-16A CR†	5.45% (3 Mo. LIBOR + 3.00%	)#	1/19/2025	3,000	3,000,387
Atrium XV-15A D†(a)	5.776% (3 Mo. LIBOR + 2.95% 3 Mo. LIBOR + 3.00%	)#	1/23/2031	8,714	8,714,000	(b)
Battalion CLO VII Ltd. 2014-7A CRR†	5.379% (3 Mo. LIBOR + 2.95% 3 Mo. LIBOR + 2.93%	)#	7/17/2028	2,169	2,131,298
BlueMountain CLO XXIII Ltd. 2018-23A D†	5.365% (3 Mo. LIBOR + 2.95% 3 Mo. LIBOR + 2.90%	)#	10/20/2031	5,033	4,922,831
Cedar Funding VI CLO Ltd. 2016-6A DR†	5.469% (3 Mo. LIBOR + 2.95% 3 Mo. LIBOR + 3.00%	)#	10/20/2028	8,644	8,656,525
Cent CLO 19 Ltd. 2013-19A C†	5.809% (3 Mo. LIBOR + 3.30%	)#	10/29/2025	3,700	3,715,170
Cent CLO 21 Ltd. 2014-21A CR2†	5.709% (3 Mo. LIBOR + 2.95% 3 Mo. LIBOR + 3.20%	)#	7/27/2030	5,864	5,730,016
Harbor Park CLO 18-1 Ltd. 2018-1A D†(a)	5.539% (3 Mo. LIBOR + 2.95% 3 Mo. LIBOR + 2.90%	)#	1/20/2031	5,440	5,440,000	(b)
Jamestown CLO VII Ltd. 2015-7A CR†	5.09% (3 Mo. LIBOR + 2.60%	)#	7/25/2027	5,000	4,806,360
KKR CLO 15 Ltd-15 DR†	5.592% (3 Mo. LIBOR + 2.95% 3 Mo. LIBOR + 3.15%	)#	1/18/2032	3,264	3,264,000	(b)
Madison Park Funding XIV Ltd. 2014-14A DRR†	5.419% (3 Mo. LIBOR + 2.95% 3 Mo. LIBOR + 2.95%.	)#	10/22/2030	4,544	4,477,790
Mariner CLO 2015-1 LLC 2015-1A DR†	6.119% (3 Mo. LIBOR + 3.65%	)#	4/20/2029	2,723	2,734,803
Mariner CLO 2017-4 LLC 2017-4A D†	5.558% (3 Mo. LIBOR + 2.95% 3 Mo. LIBOR + 3.05%	)#	10/26/2029	7,052	6,997,793

126	See Notes to Financial Statements.

Schedule of Investments (continued)

FLOATING RATE FUND November 30, 2018

Investments	Interest Rate		Maturity Date		Principal Amount (000)	Fair Value
ASSET-BACKED SECURITIES (continued)
Octagon Investment Partners 39 Ltd. 2018-3A D†	5.415% (3 Mo. LIBOR + 2.95% 3 Mo. LIBOR + 2.95%	)#	10/20/2030		$4,389	$4,355,282
Regatta VI Funding Ltd. 2016-1A DR†	5.169% (3 Mo. LIBOR + 2.70% 3 Mo. LIBOR + 2.95%	)#	7/20/2028		2,534	2,482,073
Sound Point CLO II Ltd. 2013-1A B1R†	5.208% (3 Mo. LIBOR + 2.70%	)#	1/26/2031		3,750	3,654,528
Sound Point CLO XI Ltd. 2016-1A DR†(a)	5.408% (3 Mo. LIBOR + 2.95% 3 Mo. LIBOR + 2.95	)#	7/20/2028		8,160	8,160,000	(b)
THL Credit Wind River 2018-3 CLO Ltd. 2018-3A D†(a)	5.776% (3 Mo. LIBOR + 2.95% 3 Mo. LIBOR + 2.95	)#	1/20/2031		8,478	8,478,000
Total						96,709,428
Total Asset-Backed Securities (cost $97,308,444)						96,709,428

					Shares
					(000)
COMMON STOCKS 0.16%

Energy 0.01%
Templar Energy LLC Class A Units					747	746,931
Vistra Energy Corp.					327	261,599
Total						1,008,530

Gaming/Leisure 0.15%
VICI Properties, Inc.					1,018	22,171,809
Total Common Stocks (cost $25,831,851)						23,180,339

					Principal
					Amount
					(000)
CONVERTIBLE BONDS 0.25%

Healthcare 0.16%
Canopy Growth Corp.†(c)	4.25%		7/15/2023	CAD	12,401	11,806,921
Tilray, Inc. (Canada)†(d)	5.00%		10/1/2023		$14,626	12,410,570
Total						24,217,491

Land Transportation 0.09%
Scorpio Tankers, Inc. (Monaco)(d)	3.00%		5/15/2022		15,869	13,273,546
Total Convertible Bonds (cost $39,540,908)						37,491,037

See Notes to Financial Statements.	127

Schedule of Investments (continued)

FLOATING RATE FUND November 30, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
CORPORATE BONDS 5.89%

Aerospace 0.12%
StandardAero Aviation Holdings, Inc.†	10.00%		7/15/2023	$16,374	$17,602,050

Chemicals 0.05%
OCP CLO Ltd. 2016-12A CR†	5.445% (3 Mo. LIBOR + 2.95% 3 Mo. LIBOR + 3.00%	)#	10/18/2028	7,250	7,207,200

Consumer Non-Durables 0.14%
Revlon Consumer Products Corp.	5.75%		2/15/2021	25,084	20,506,170

Energy 1.34%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp.	7.875%		12/15/2024	23,572	17,030,770
Apergy Corp.†	6.375%		5/1/2026	5,907	5,870,081
Calfrac Holdings LP†	8.50%		6/15/2026	9,097	7,595,995
California Resources Corp.†	8.00%		12/15/2022	13,961	10,680,165
Eclipse Resources Corp.	8.875%		7/15/2023	9,340	9,153,200
Ensco plc (United Kingdom)(d)	7.75%		2/1/2026	16,428	13,614,705
Hilcorp Energy I LP/Hilcorp Finance Co.†	6.25%		11/1/2028	8,258	7,772,843
Indigo Natural Resources LLC†	6.875%		2/15/2026	22,656	20,956,800
Intelsat Jackson Holdings SA (Luxembourg)†(d)	8.50%		10/15/2024	10,026	9,939,275
Jonah Energy LLC/Jonah Energy Finance Corp.†	7.25%		10/15/2025	22,277	16,596,365
MEG Energy Corp. (Canada)†(d)	6.375%		1/30/2023	19,683	18,428,209
MEG Energy Corp. (Canada)†(d)	6.50%		1/15/2025	10,599	10,850,726
Noble Holding International Ltd.	7.95%		4/1/2025	28,898	24,852,280
Rowan Cos., Inc.	7.375%		6/15/2025	22,725	20,225,250
Tapstone Energy LLC/Tapstone Energy Finance Corp.†	9.75%		6/1/2022	7,331	6,057,239
Total					199,623,903

Financial 0.96%
ACE Cash Express, Inc.†	12.00%		12/15/2022	20,421	20,216,790
Acrisure LLC/Acrisure Finance, Inc.†	7.00%		11/15/2025	19,681	17,220,875
Cedar Funding VII CLO Ltd. 2018-7A D†	5.019% (3 Mo. LIBOR + 2.55%	)#	1/20/2031	5,000	4,698,514
Curo Group Holdings Corp.†	8.25%		9/1/2025	17,945	15,073,800
Enova International, Inc.†	8.50%		9/1/2024	11,486	10,595,835
Enova International, Inc.†	8.50%		9/15/2025	19,307	17,617,638
Freedom Mortgage Corp.†	8.125%		11/15/2024	14,268	12,734,190
HUB International Ltd.†	7.00%		5/1/2026	11,091	10,591,905

128	See Notes to Financial Statements.

Schedule of Investments (continued)

FLOATING RATE FUND November 30, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Financial (continued)
Palmer Square Loan Funding Ltd. 2018-1A D†	6.386% (3 Mo. LIBOR + 3.95%	)#	4/15/2026	$5,000	$4,961,782
Symphony CLO XII Ltd. 2013-12A DR†	5.686% (3 Mo. LIBOR + 3.25%	)#	10/15/2025	2,000	2,001,484
Werner FinCo LP/Werner FinCo, Inc.†	8.75%		7/15/2025	7,234	6,763,790
WeWork Cos., Inc.†	7.875%		5/1/2025	11,203	10,530,820
York Risk Services Holding Corp.†	8.50%		10/1/2022	11,996	9,776,740
Total					142,784,163

Food/Tobacco 0.23%
FAGE International SA/FAGE USA Dairy Industry, Inc. (Luxembourg)†(d)	5.625%		8/15/2026	12,950	11,266,500
Matterhorn Merger Sub LLC/Matterhorn Finance Sub, Inc.†	8.50%		6/1/2026	9,688	8,501,220
PF Chang’s China Bistro, Inc.†	10.25%		6/30/2020	14,808	14,067,600
Total					33,835,320

Forest Products 0.03%
Rayonier AM Products, Inc.†	5.50%		6/1/2024	5,547	5,103,240

Gaming/Leisure 0.03%
Enterprise Development Authority (The)†	12.00%		7/15/2024	4,839	4,645,440

Healthcare 0.87%
Bausch Health Cos, Inc.†	6.125%		4/15/2025	28,645	26,960,674
Bausch Health Cos, Inc.†	5.875%		5/15/2023	14,674	14,307,150
Hadrian Merger Sub, Inc.†	8.50%		5/1/2026	7,451	6,929,430
HLF Financing Sarl LLC/Herbalife International, Inc.†	7.25%		8/15/2026	11,545	11,646,019
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA†	6.625%		5/15/2022	12,122	11,728,035
Polaris Intermediate Corp. PIK 8.50%†	8.50%		12/1/2022	14,628	14,609,715
Sotera Health Topco, Inc. PIK 8.875%†	8.125%		11/1/2021	8,394	8,205,135
Surgery Center Holdings, Inc.†	6.75%		7/1/2025	20,940	19,500,375
Verscend Escrow Corp.†	9.75%		8/15/2026	17,189	16,608,871
Total					130,495,404

Information Technology 0.04%
Kratos Defense & Security Solutions, Inc.†	6.50%		11/30/2025	6,660	6,868,125

Land Transportation 0.16%
Eletson Holdings, Inc. (Greece)(d)	9.625%	#(e)	1/15/2022	14,484	5,504,069
Kenan Advantage Group, Inc. (The)†	7.875%		7/31/2023	19,550	19,061,250
Total					24,565,319

See Notes to Financial Statements.	129

Schedule of Investments (continued)

FLOATING RATE FUND November 30, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Manufacturing 0.43%
Brand Industrial Services, Inc.†	8.50%		7/15/2025		$13,171	$11,689,262
JB Poindexter & Co., Inc.†	7.125%		4/15/2026		9,745	9,330,838
Optimas OE Solutions Holding LLC/Optimas OE Solutions, Inc.†	8.625%		6/1/2021		9,448	8,644,920
Tesla, Inc.†	5.30%		8/15/2025		23,381	20,283,017
Titan Acquisition Ltd./Titan Co-Borrower LLC (Canada)†(d)	7.75%		4/15/2026		17,610	14,484,225
Total						64,432,262

Metals/Minerals 0.57%
Barminco Finance Pty Ltd. (Australia)†(d)	6.625%		5/15/2022		16,925	16,586,500
Imperial Metals Corp. (Canada)†(d)	7.00%		3/15/2019		12,313	8,680,665
Mirabela Nickel Ltd. (Australia)(d)	1.00%		9/10/2044		51	5	(f)
Peabody Energy Corp.†	6.375%		3/31/2025		11,316	10,905,795
Taseko Mines Ltd. (Canada)†(d)	8.75%		6/15/2022		13,227	12,929,393
TMS International Corp.†	7.25%		8/15/2025		16,554	16,264,305
Warrior Met Coal, Inc.†	8.00%		11/1/2024		19,862	20,159,930
Total						85,526,593

Service 0.50%
Ahern Rentals, Inc.†	7.375%		5/15/2023		29,040	26,136,000
Cloud Crane LLC†	10.125%		8/1/2024		19,868	21,215,050
Jurassic Holdings III, Inc.†	6.875%		2/15/2021		16,422	15,272,460
Laureate Education, Inc.†	8.25%		5/1/2025		10,860	11,647,350
Total						74,270,860

Shipping 0.37%
Dynagas LNG Partners LP (Greece)(d)	6.25%		10/30/2019		7,342	7,314,467
Golar LNG Partners LP (United Kingdom)†(d)	8.866% (3 Mo. LIBOR + 6.25%	)#	5/18/2021		7,400	7,437,000
Hoegh LNG Holdings Ltd.(c)	6.14% (3 Mo. NIBOR + 5.00%	)#	2/1/2022	NOK	87,000	10,071,729
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc. (Greece)†(d)	8.125%		11/15/2021		$14,451	11,416,290
Navios Maritime Holdings, Inc./Navios Maritime Finance II US, Inc. (Greece)†(d)	7.375%		1/15/2022		14,310	9,587,700
Navios South American Logistics, Inc. (Uruguay)†(d)	7.25%		5/1/2022		9,820	9,009,850
Total						54,837,036

Telecommunications 0.05%
Intelsat Jackson Holdings SA (Luxembourg)(d)	5.50%		8/1/2023		8,168	7,228,680
Total Corporate Bonds (cost $951,601,361)						879,531,765

130	See Notes to Financial Statements.

Schedule of Investments (continued)

FLOATING RATE FUND November 30, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
FLOATING RATE LOANS(g) 92.46%

Aerospace 4.00%
Air Medical Group Holdings, Inc. 2018 1st Lien Term Loan	5.568% (3 Mo. LIBOR + 3.25%	)	4/28/2022	$50,289	$48,176,730
American Airlines, Inc. 2017 Replacement Term Loan	4.318% (1 Mo. LIBOR + 2.00%	)	10/12/2021	25,532	25,316,281
American Airlines, Inc. 2017 Term Loan B	4.307% (1 Mo. LIBOR + 2.00%	)	12/14/2023	29,156	28,677,354
American Airlines, Inc. 2017 Term Loan B	4.349% (1 Mo. LIBOR + 2.00%	)	4/28/2023	22,487	22,107,260
American Airlines, Inc. 2018 Replacement Term Loan	4.072% (1 Mo. LIBOR + 1.75%	)	6/27/2025	44,161	42,781,005
Circor International, Inc. Initial Term Loan	5.818% (1 Mo. LIBOR + 3.50%	)	12/11/2024	26,135	25,775,160
Doncasters US Finance LLC 2nd Lien Term Loan	10.636% (3 Mo. LIBOR + 8.25%	)	10/9/2020	8,103	6,401,483
Doncasters US Finance LLC Term Loan B	5.886% (3 Mo. LIBOR + 3.50%	)	4/9/2020	42,659	39,224,503
Forming Machining Industries Holdings, LLC 1st Lien Initial Term Loan	6.851% (3 Mo. LIBOR + 4.25%	)	10/6/2025	24,545	24,422,275
Gol Luxco SA Term Loan (Luxembourg)(d)	6.50%		8/31/2020	32,127	32,950,199
Jazz Acquisition, Inc. 1st Lien Term Loan	5.886% (3 Mo. LIBOR + 3.50%	)	6/19/2021	47,221	45,981,584
Jazz Acquisition, Inc. 2nd Lien Term Loan	9.136% (3 Mo. LIBOR + 6.75%	)	6/19/2022	17,686	16,801,700
MB Aerospace Holdings II Corp. 1st Lien Initial Term Loan	5.845% (1 Mo. LIBOR + 3.50%	)	1/22/2025	7,045	7,047,724
Science Applications International Corp. Tranche B Term Loan	4.095% (1 Mo. LIBOR + 1.75%	)	10/31/2025	28,901	28,750,426
Transdigm Inc. 2018 New Tranche E Term Loan	4.845% (3 Mo. LIBOR + 2.50%	)	5/30/2025	23,029	22,496,585
Transdigm Inc. 2018 New Tranche F Term Loan	4.845% (3 Mo. LIBOR + 2.50%	)	6/9/2023	47,463	46,378,473
Transdigm Inc. New Tranche G Term Loan	4.845% (3 Mo. LIBOR + 2.50%	)	8/22/2024	26,423	25,795,577
United Airlines, Inc. Refinanced Term Loan	4.095% (1 Mo. LIBOR + 1.75%	)	4/1/2024	991	984,654
Vertex Aerospace Services Corp. Term Loan	7.095% (3 Mo. LIBOR + 4.75%	)	6/29/2025	19,176	19,235,961
Wesco Aircraft Hardware Corp. New Tranche A Term Loan	5.35% (1 Mo. LIBOR + 3.00%	)	11/30/2020	4,676	4,646,934

See Notes to Financial Statements.	131

Schedule of Investments (continued)

FLOATING RATE FUND November 30, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Aerospace (continued)
Wesco Aircraft Hardware Corp. Tranche B Term Loan	4.85% (1 Mo. LIBOR + 2.50%	)	2/28/2021	$12,857	$12,653,675
WP CPP Holdings, LLC 1st Lien Initial Term Loan	6.095% (3 Mo. LIBOR + 3.75%) - 6.28%		4/30/2025	46,108	45,891,984
WP CPP Holdings, LLC 2nd Lien Initial Term Loan	10.28% (3 Mo. LIBOR + 7.75%	)	4/30/2026	24,688	24,572,337
Total					597,069,864

Chemicals 1.57%
Agro Merchants North America Holdings, Inc. 1st Lien Effective Date Term Loan	6.136% (3 Mo. LIBOR + 3.75%	)	12/6/2024	25,729	25,761,329
Berry Global, Inc. Term Loan Q	4.318% (1 Mo. LIBOR + 2.00%	)	10/1/2022	9,924	9,823,314
Cyanco Intermediate 2 Corp. 1st Lien Initial Term Loan	5.849% (1 Mo. LIBOR + 3.50%	)	3/16/2025	13,161	13,067,409
Ineos US Finance LLC New 2024 Dollar Term Loan	4.345% (1 Mo. LIBOR + 2.00%	)	3/31/2024	18,375	18,075,924
Schenectady International Group, Inc. Initial Term Loan	7.186% (3 Mo. LIBOR + 4.75%	)	10/15/2025	25,829	25,473,851
Starfruit Finco B.V. Initial Dollar Term Loan (Netherlands)(d)	5.549% (1 Mo. LIBOR + 3.25%	)	10/1/2025	72,346	71,432,634
Tata Chemicals North America Term Loan	5.188% (3 Mo. LIBOR + 2.75%	)	8/7/2020	15,576	15,498,080	(h)
Univar USA Inc. Term Loan B3	4.595% (1 Mo. LIBOR + 2.25%	)	7/1/2024	23,151	22,768,904
Vectra Co. 1st Lien Initial Term Loan	5.595% (1 Mo. LIBOR + 3.25%	)	3/8/2025	25,619	25,277,052
Vectra Co. 2nd Lien Initial Term Loan	9.595% (1 Mo. LIBOR + 7.25%	)	3/8/2026	6,625	6,625,000
Total					233,803,497

Consumer Durables 1.04%
G-III Apparel Group, Ltd. Initial Term Loan	7.563% (1 Mo. LIBOR + 5.25%) - 7.568%		12/1/2022	25,948	26,185,669
Hamilton Holdco LLC Term Loan	4.40% (3 Mo. LIBOR + 2.00%	)	7/2/2025	19,319	19,173,693
Samsonite International SA Initial Tranche B Term Loan	4.095% (1 Mo. LIBOR + 1.75%	)	4/25/2025	8,729	8,663,654
Serta Simmons Bedding, LLC 1st Lien Initial Term Loan	5.814% (1 Mo. LIBOR + 3.50%) - 5.818%		11/8/2023	28,803	25,610,662

132	See Notes to Financial Statements.

Schedule of Investments (continued)

FLOATING RATE FUND November 30, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Consumer Durables (continued)
Serta Simmons Bedding, LLC 2nd Lien Initial Term Loan	10.318% (3 Mo. LIBOR + 8.00%	)	12/20/2020	$6,331	$4,786,028
SRAM, LLC 1st Lien 2018 New Term Loan	5.141% (3 Mo. Prime + 2.75%	)	3/15/2024	18,067	18,021,882
TGP Holdings III LLC 1st Lien 2018 Refinancing Term Loan	6.636% (3 Mo. LIBOR + 4.25%	)	9/25/2024	26,806	26,336,614
TGP Holdings III LLC 2nd Lien Initial Term Loan	10.886% (3 Mo. LIBOR + 8.50%	)	9/25/2025	9,333	9,210,504
Toms Shoes, LLC Initial Term Loan	7.84% (1 Mo. LIBOR + 5.5%	)	10/30/2020	21,844	17,311,667
Total					155,300,373

Consumer Non-Cyclical 0.16%
NMN Holdings III Corp. 1st Lien Closing Date Term Loan	6.064% (1 Mo. LIBOR + 3.75%	)	11/13/2025	19,864	19,863,525	(h)
NMN Holdings III Corp. 1st Lien Delay Draw Term Loan	–	(i)	11/13/2025	4,213	4,213,475	(h)
Total					24,077,000

Consumer Non-Durables 1.24%
8th Avenue Food & Provisions, Inc.1st Lien Term Loan	6.049% (1 Mo. LIBOR + 3.75%	)	10/1/2025	28,940	28,976,175
8th Avenue Food & Provisions, Inc. 2nd Lien Term Loan	10.049% (1 Mo. LIBOR + 7.75%	)	9/20/2026	4,823	4,865,201
Anastasia Parent, LLC Closing Date Term Loan	6.068% (1 Mo. LIBOR + 3.75%	)	8/11/2025	38,675	38,223,856
CHG PPC Parent LLC 1st Lien Initial Term Loan	5.095% (1 Mo. LIBOR + 2.75%	)	3/31/2025	9,756	9,645,985	(h)
EG Group Limited 2nd Lien Facility Term Loan (United Kingdom)(d)	10.386% (3 Mo. LIBOR + 8.00%	)	4/20/2026	16,995	16,878,159
EG Group Limited Facility Term Loan B (United Kingdom)(d)	6.386% (3 Mo. LIBOR + 4.00%	)	2/7/2025	1,877	1,860,741
Foundation Building Materials Holding Co. LLC Term Loan	5.557% (1 Mo. LIBOR + 3.25%	)	8/13/2025	24,097	23,675,303
H.B. Fuller Co. Commitment Term Loan	4.301% (3 Mo. LIBOR + 2.00%	)	10/20/2024	26,739	26,393,323
Spectrum Holdings III Corp. 1st Lien Closing Date Term Loan	5.595% (1 Mo. LIBOR + 3.25%	)	1/31/2025	24,334	23,786,775
Spectrum Holdings III Corp. 2nd Lien Closing Date Term Loan	9.345% (1 Mo. LIBOR + 7.00%	)	1/31/2026	11,425	11,253,597	(h)
Total					185,559,115

See Notes to Financial Statements.	133

Schedule of Investments (continued)

FLOATING RATE FUND November 30, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Energy 3.71%
Apergy Corp. Initial Term Loan	4.875% (1 Mo. LIBOR + 2.50%	)	5/9/2025	$18,029	$17,713,623
BCP Raptor II, LLC Initial Term Loan	7.143% (3 Mo. LIBOR + 4.75%	)	11/3/2025	14,451	14,161,980
Brazos Delaware II, LLC Initial Term Loan	6.303% (1 Mo. LIBOR + 4.00%	)	5/21/2025	28,992	28,303,769
California Resources Corp. Initial Term Loan	7.065% (1 Mo. LIBOR + 4.75%	)	12/31/2022	38,075	38,487,352
California Resources Corp. Term Loan	12.724% (1 Mo. LIBOR + 10.38%	)	12/31/2021	33,473	35,788,327
Centurion Pipeline Co., LLC Initial Term Loan	5.636% (3 Mo. LIBOR + 3.25%	)	9/29/2025	11,569	11,626,903
CNX Resources Corp. Initial Term Loan B	8.35% (1 Mo. LIBOR + 6.00%	)	11/28/2022	27,861	28,087,802
Compass Power Generation, L.L.C. Tranche Term Loan B1	5.845% (1 Mo. LIBOR + 3.50%	)	12/20/2024	24,109	24,202,054
Consolidated Energy Finance S.A. Initial Term Loan (Luxembourg)(d)	4.818% (3 Mo. LIBOR + 2.50%	)	5/7/2025	28,413	28,058,173	(h)
EMG Utica, LLC Term Loan	6.251% (3 Mo. LIBOR + 3.75%	)	3/27/2020	6,400	6,396,073
Frontera Generation Holdings LLC Initial Term Loan	6.564% (3 Mo. LIBOR + 4.25%	)	5/2/2025	34,251	34,131,351
FTS International, Inc. Initial Term Loan	7.095% (1 Mo. LIBOR + 4.75%	)	4/16/2021	6,670	6,658,830
Honeywell Technologies S.A.R.l. Dollar Tranche B Term Loan (Luxembourg)(d)	4.89% (3 Mo. LIBOR + 2.50%	)	9/27/2025	9,646	9,501,639	(h)
Keane Group Holdings, LLC Initial Term Loan	6.125% (1 Mo. LIBOR + 3.75%	)	5/25/2025	38,334	36,704,856
Longview Power, LLC Advance Term Loan B	8.53% (3 Mo. LIBOR + 6.00%	)	4/13/2021	20,357	17,616,509
Lucid Energy Group II Borrower, LLC Initial Term Loan	5.306% (1 Mo. LIBOR + 3.00%	)	2/17/2025	4,211	4,026,590
Moda Ingleside Energy Center, LLC Initial Term Loan	5.595% (1 Mo. LIBOR + 3.25%	)	9/29/2025	14,544	14,462,190
Moxie Patriot LLC Construction Advances Term Loan B1	8.136% (3 Mo. LIBOR + 5.75%	)	12/19/2020	16,801	16,643,780
Navitas Midstream Midland Basin, LLC Initial Term Loan	6.806% (1 Mo. LIBOR + 4.50%	)	12/13/2024	23,538	23,434,793
NorthRiver Midstream Finance LP Initial Term Loan B (Canada)(d)	5.646% (3 Mo. LIBOR + 3.25%	)	10/1/2025	39,133	38,790,203
Oryx Southern Delaware Holdings LLC Initial Term Loan	5.595% (1 Mo. LIBOR + 3.25%	)	2/28/2025	28,258	27,398,533
Pioneer Energy Services Corp. Term Loan	10.057% (1 Mo. LIBOR + 7.75%	)	11/8/2022	15,456	15,803,760	(h)

134	See Notes to Financial Statements.

Schedule of Investments (continued)

FLOATING RATE FUND November 30, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Energy (continued)
Seadrill Operating LP Initial Term Loan	8.386% (3 Mo. LIBOR + 6.00%	)	2/21/2021		$34,657	$29,790,292
Spade Facilities II, L.L.C. Term Loan	–	(i)	12/13/2025		32,093	32,173,233
Traverse Midstream Partners LLC Advance Term Loan	6.60% (3 Mo. LIBOR + 4.00%	)	9/27/2024		14,296	14,260,260
Total						554,222,875

Financial 8.49%
Achilles Acquisition LLC Closing Date Term Loan	6.375% (1 Mo. LIBOR + 4.00%	)	10/13/2025		24,949	24,917,427
Acrisure, LLC 1st Lien 2017 Refinancing Term Loan	6.595% (1 Mo. LIBOR + 4.25%	)	11/22/2023		11,228	11,141,337
Acrisure, LLC 1st Lien 2018 Additional Term Loan	6.095% (1 Mo. LIBOR + 3.75%	)	11/22/2023		3,380	3,341,510
Advisor Group, Inc. Initial Term Loan	6.053% (1 Mo. LIBOR + 3.75%	)	8/15/2025		30,925	31,015,146
AI Alpine AT BidCo GmbH Facility Term Loan B(c)	3.50% (3 Mo. Euribor + 3.50%	)	9/30/2025	EUR	7,447	8,407,278
AI Alpine AT BidCo GmbH Facility Term Loan B (Austria)(d)	–	(i)	11/6/2025		$11,558	11,413,776	(h)
AI Aqua Merger Sub, Inc. 1st Lien 2017 Incremental Term Loan	5.595% (3 Mo. LIBOR + 3.25%	)	12/13/2023		15,089	14,928,274
AI Aqua Merger Sub, Inc. 1st Lien Tranche Term Loan B1	5.595% (3 Mo. LIBOR + 3.25%	)	12/13/2023		36,496	36,153,619
Alliant Holdings Intermediate, LLC 2018 Initial Term Loan	5.057% (3 Mo. LIBOR + 3.00%	)	5/9/2025		50,430	49,595,903
Allied Universal Holdco LLC 1st Lien Incremental Term Loan	6.641% (3 Mo. LIBOR + 4.25%	)	7/28/2022		1,822	1,797,583
BDF Acquisition Corp. Initial Term Loan	7.595% (1 Mo. LIBOR + 5.25%	)	8/14/2023		22,159	21,272,491	(h)
Belron Finance US LLC 1st Lien Incremental Term Loan	5.115% (3 Mo. LIBOR + 2.50%	)	11/13/2025		9,629	9,544,746
Blackhawk Network Holdings, Inc. 1st Lien Term Loan	5.386% (3 Mo. LIBOR + 3.00%	)	6/15/2025		31,225	30,873,464
Blackhawk Network Holdings, Inc. 2nd Lien Term Loan	9.375% (3 Mo. LIBOR + 7.00%	)	6/15/2026		2,903	2,844,940	(h)
Carlisle FoodService Products, Inc. 1st Lien Delayed Draw Term Loan	–	(i)	3/20/2025		1,073	1,049,844
Carlisle FoodService Products, Inc. 1st Lien Initial Term Loan	5.315% (3 Mo. LIBOR +3.00%	)	3/20/2025		4,732	4,631,039
CEVA Group PLC (United Kingdom)(d)	6.136%		8/4/2025		22,729	22,778,776

See Notes to Financial Statements.	135

Schedule of Investments (continued)

FLOATING RATE FUND November 30, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Financial (continued)
Communications Sales & Leasing, Inc. Shortfall Term Loan	5.345% (1 Mo. LIBOR + 3.00%	)	10/24/2022	$50,539	$47,065,080
CRCI Longhorn Holdings, Inc. 1st Lien Closing Date Term Loan	5.817% (3 Mo. LIBOR + 3.50%	)	8/8/2025	11,604	11,531,475	(h)
DG Investment Intermediate Holdings 2, Inc. 1st Lien Initial Term Loan	5.345% (3 Mo. LIBOR + 3.00%	)	2/3/2025	26,697	26,262,701
DG Investment Intermediate Holdings 2, Inc. 2nd Lien Initial Term Loan	9.095% (3 Mo. LIBOR + 6.75%	)	2/2/2026	12,906	12,776,940	(h)
Financial & Risk US Holdings, Inc. Initial Dollar Term Loan	6.095% (1 Mo. LIBOR + 3.75%	)	10/1/2025	84,191	82,169,153
Fly Funding II S.A R.l. Term Loan (Luxembourg)(d)	4.60% (3 Mo. LIBOR + 2.00%	)	2/9/2023	39,393	39,220,908
Freedom Mortgage Corp. Initial Term Loan	7.095% (1 Mo. LIBOR + 4.75%	)	2/23/2022	8,409	8,377,357
Genuine Financial Holdings LLC 1st Lien Initial Term Loan	6.136% (3 Mo. LIBOR + 3.75%	)	7/11/2025	31,879	31,739,529
Genuine Financial Holdings LLC 2nd Lien Initial Term Loan	9.636% (3 Mo. LIBOR + 7.25%	)	7/10/2026	11,823	11,852,777	(h)
Genworth Holdings, Inc. Initial Term Loan	6.831% (3 Mo. LIBOR + 4.50%	)	3/7/2023	30,758	31,354,380
GPS Hospitality Holding Co. LLC Initial Term Loan B	–	(i)	12/6/2025	29,828	29,715,897	(h)
Greenhill & Co., Inc. 1st Lien Term Loan B	6.094% (3 Mo. LIBOR + 3.75%) - 6.365%		10/12/2022	15,688	15,736,812
Guidehouse LLP 1st Lien Initial Term Loan	5.595% (1 Mo. LIBOR + 3.25%	)	5/1/2025	19,911	19,761,588	(h)
Hayward Industries, Inc. 1st Lien Initial Term Loan	5.845% (1 Mo. LIBOR + 3.50%	)	8/5/2024	13,317	13,197,456
Helix Gen Funding, LLC Term Loan	6.095% (1 Mo. LIBOR + 3.75%	)	6/2/2024	30,178	28,038,924
Hub International Limited Initial Term Loan	5.356% (3 Mo. LIBOR + 3.00%) - 5.49%		4/25/2025	99,750	98,144,524
LifeMiles Ltd. Initial Term Loan	7.80% (3 Mo. LIBOR + 5.50%	)	8/18/2022	21,427	21,587,765	(h)
Nautilus Power, LLC Term Loan	6.595% (3 Mo. LIBOR + 4.25%	)	5/16/2024	17,412	17,518,516
Park Intermediate Holdings LLC Term Loan	3.799% (1 Mo. LIBOR + 1.45%	)	12/24/2021	28,304	28,233,681	(h)
Perspecta Inc. Advance Term Loan B	4.595% (3 Mo. LIBOR + 2.25%	)	5/30/2025	14,507	14,488,509
PGX Holdings, Inc. 1st Lien Initial Term Loan	7.60% (1 Mo. LIBOR + 5.25%	)	9/29/2020	11,907	11,661,406

136	See Notes to Financial Statements.

Schedule of Investments (continued)

FLOATING RATE FUND November 30, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Financial (continued)
Safe Fleet Holdings LLC 1st Lien Initial Term Loan	5.32% (3 Mo. LIBOR + 3.00%	)	2/3/2025	$28,024	$27,148,285
Safe Fleet Holdings LLC 2nd Lien Initial Term Loan	9.07% (1 Mo. LIBOR + 6.75%	)	2/2/2026	4,675	4,604,875
Sedgwick Claims Management Services, Inc. 1st Lien Initial Term Loan	5.095% (1 Mo. LIBOR + 2.75%	)	3/1/2021	64,584	64,018,577
Sedgwick Claims Management Services, Inc. 2nd Lien Initial Term Loan	8.095% (1 Mo. LIBOR + 5.75%	)	2/28/2022	49,260	49,290,403
Sedgwick CMS Holdings, Inc. Term Loan B	–	(i)	11/6/2025	42,959	42,576,450
Sigma Holdco B.V. Facility Term Loan B2 (Netherlands)(d)	5.398% (3 Mo. LIBOR + 3.00%	)	7/2/2025	27,228	26,842,079
SSH Group Holdings, Inc. 1st Lien Initial Term Loan	6.77% (3 Mo. LIBOR + 4.25%	)	7/30/2025	19,344	19,198,424	(h)
SSH Group Holdings, Inc. 2nd Lien Initial Term Loan	10.77% (3 Mo. LIBOR + 8.25%	)	7/30/2026	5,803	5,846,321	(h)
Tecostar Holdings, Inc. 1st Lien 2017 Term Loan	5.815% (1 Mo. LIBOR + 3.50%	)	5/1/2024	21,339	21,245,846
Trans Union LLC 2017 Replacement Term Loan B3	4.345% (1 Mo. LIBOR +2.00%	)	4/10/2023	11,560	11,448,877
Trans Union LLC 2018 Incremental Term Loan B4	4.345% (1 Mo. LIBOR +2.00%	)	6/19/2025	32,465	32,250,206
VFH Parent LLC Term Loan B2	5.089% (3 Mo. LIBOR + 2.75%	)	12/30/2021	8,281	8,270,316	(h)
Vistage International, Inc. 1st Lien Term Loan B	6.307% (1 Mo. LIBOR + 4.00%	)	2/10/2025	14,178	14,142,311
Werner Finco LP Initial Term Loan	6.299% (1 Mo. LIBOR + 4.00%	)	7/24/2024	9,141	8,866,508	(h)
York Risk Services Holding Corp. Term Loan	6.095% (1 Mo. LIBOR + 3.75%	)	10/1/2021	47,648	45,623,298
Total					1,267,515,307

Food & Drug 3.10%
Albertson’s LLC 2017 Term Loan B5	5.381% (3 Mo. LIBOR + 3.00%	)	12/21/2022	54,614	53,854,203
Albertson’s LLC 2018 Term Loan B7	5.445% (3 Mo. LIBOR + 3.00%	)	11/17/2025	55,419	54,328,428
Amneal Pharmaceuticals LLC Initial Term Loan	5.875% (1 Mo. LIBOR + 3.50%	)	5/4/2025	47,918	47,887,824
Bausch Health Companies Inc. First Incremental Term Loan (Canada)(d)	–	(i)	11/27/2025	21,663	21,354,302
Chobani, LLC 1st Lien New Term Loan	5.845% (1 Mo. LIBOR + 3.50%	)	10/10/2023	10,581	9,992,544

See Notes to Financial Statements.	137

Schedule of Investments (continued)

FLOATING RATE FUND November 30, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Food & Drug (continued)
Herbalife Nutrition Ltd. Term Loan B	5.595% (1 Mo. LIBOR + 3.25%	)	8/18/2025	$15,450	$15,438,413
Mastronardi Produce Limited Initial Term Loan (Canada)(d)	5.549% (1 Mo. LIBOR + 3.25%	)	5/1/2025	3,865	3,874,414
Miller’s Ale House, Inc. Term Loan B	7.049% (1 Mo. LIBOR +4.75%	)	5/26/2025	24,262	24,080,226	(h)
Panera Bread Co. Term Loan	4.063% (1 Mo. LIBOR + 1.75%	)	7/18/2022	42,118	41,029,762
Post Holdings, Inc. Series A Incremental Term Loan	4.32% (1 Mo. LIBOR + 2.00%	)	5/24/2024	11,733	11,685,595
Red Lobster Management LLC 1st Lien Initial Term Loan	7.595% (1 Mo. LIBOR + 5.25%	)	7/28/2021	34,992	34,816,993	(h)
Rodan & Fields, LLC Closing Date Term Loan	6.307% (1 Mo. LIBOR + 4.00%	)	6/16/2025	28,970	26,797,613	(h)
Southern Graphics Inc. 1st Lien Refinancing Term Loan	5.745% (2 Mo. LIBOR + 3.25%	)	12/31/2022	26,596	25,598,383
Southern Graphics Inc. 2nd Lien Initial Term Loan	9.845% (2 Mo. LIBOR + 7.50%	)	12/31/2023	9,480	9,480,000
United Natural Foods, Inc. Initial Term Loan	6.595% (3 Mo. LIBOR + 4.25%	)	10/22/2025	48,170	44,135,762
Weight Watchers International, Inc. Initial Term Loan	7.15% (3 Mo. LIBOR + 4.75%	)	11/29/2024	38,678	38,835,289
Total					463,189,751

Food/Tobacco 1.85%
1011778 B.C. Unlimited Liability Co. Term Loan B3 (Canada)(d)	4.595% (1 Mo. LIBOR + 2.25%	)	2/16/2024	23,399	22,983,668
Aramark Intermediate HoldCo Corp. Dollar Term Loan B3	4.095% (1 Mo. LIBOR + 1.75%	)	3/11/2025	27,045	26,901,736
CEC Entertainment, Inc. Term Loan B	5.599% (1 Mo. LIBOR + 3.25%	)	2/12/2021	43,417	41,680,314
H-Food Holdings, LLC Incremental Term Loan	6.315% (3 Mo. LIBOR + 4.00%	)	5/31/2025	7,701	7,633,457
H-Food Holdings, LLC Initial Term Loan	6.032% (3 Mo. LIBOR + 3.69%	)	5/31/2025	56,748	55,376,753
JBS USA Lux SA Initial Term Loan	4.837% (3 Mo. LIBOR + 2.50%) - 4.886%		10/30/2022	53,122	52,508,098
NPC International, Inc. 2nd Lien Initial Term Loan	9.845% (1 Mo. LIBOR + 7.50%	)	4/18/2025	9,531	9,324,511
Sunshine Investments B.V. Facility Term Loan B3 (Netherlands)(d)	5.866% (3 Mo. LIBOR + 3.25%	)	3/28/2025	9,780	9,663,862

138	See Notes to Financial Statements.

Schedule of Investments (continued)

FLOATING RATE FUND November 30, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Food/Tobacco (continued)
US Foods, Inc. Initial Term Loan	4.345% (1 Mo. LIBOR + 2.00%	)	6/27/2023	$50,469	$49,987,338
Total					276,059,737

Forest Products 0.75%
Berry Global, Inc. Term Loan T	4.068% (3 Mo. LIBOR + 1.75%	)	1/6/2021	13,201	13,109,772
BWay Holding Co. Initial Term Loan	5.658% (3 Mo. LIBOR + 3.25%	)	4/3/2024	51,225	49,953,145
Flex Acquisition Co., Inc. 2018 Incremental Term Loan B	5.549% (3 Mo. LIBOR + 3.25%	)	6/29/2025	17,380	17,153,919
Klockner Pentaplast of America, Inc. Dollar Term Loan	6.595% (3 Mo. LIBOR + 4.25%	)	6/30/2022	9,734	8,718,370
Ranpak Corp. 2nd Lien Initial Term Loan	9.56% (3 Mo. LIBOR + 7.25%	)	10/3/2022	79	78,514	(h)
Reynolds Group Holdings Inc. Incremental U.S. Term Loan	5.095% (3 Mo. LIBOR + 2.75%	)	2/5/2023	22,857	22,619,721
Total					111,633,441

Gaming/Leisure 6.20%
24 Hour Fitness Worldwide, Inc. Term Loan	5.845% (3 Mo. LIBOR + 3.50%	)	5/30/2025	29,958	29,770,680
Aristocrat Leisure Limited Term Loan B3	4.219% (3 Mo. LIBOR +1.75%	)	10/19/2024	13,339	13,156,874
Bulldog Purchaser Inc. 1st Lien Delayed Draw Term Loan	–	(i)	9/5/2025	6,810	6,758,940
Bulldog Purchaser Inc. 1st Lien Initial Term Loan	6.095% (3 Mo. LIBOR + 3.75%	)	9/5/2025	21,312	21,214,173
Bulldog Purchaser Inc. 2nd Lien Delayed Draw Term Loan	–	(i)	9/4/2026	673	673,522
Bulldog Purchaser Inc. 2nd Lien Initial Term Loan	10.095% (3 Mo. LIBOR + 7.75%	)	9/4/2026	1,294	1,295,233
Caesars Resort Collection, LLC Term Loan B	5.095% (3 Mo. LIBOR + 2.75%	)	12/22/2024	32,361	31,847,244
CCM Merger, Inc. Term Loan	4.595% (1 Mo. LIBOR + 2.25%	)	8/6/2021	4,989	4,978,869
CEOC, LLC Term Loan B	4.345% (3 Mo. LIBOR + 2.00%	)	10/7/2024	62,554	61,406,600
Cowlitz Tribal Gaming Authority Term Loan B	12.845% (1 Mo. LIBOR + 10.50%	)	12/6/2021	22,211	23,570,939	(h)
Crown Finance US, Inc. Initial Dollar Tranche Term Loan	4.845% (1 Mo. LIBOR + 2.50%	)	2/28/2025	42,908	42,187,305

See Notes to Financial Statements.	139

Schedule of Investments (continued)

FLOATING RATE FUND November 30, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Gaming/Leisure (continued)
Eldorado Resorts, Inc. Term Loan	4.75% (2 Mo. LIBOR + 2.25%	)	4/17/2024	$11,716	$11,621,174
Equinox Holdings Inc. 2nd Lien Initial Term Loan	9.345% (1 Mo. LIBOR + 7.00%	)	9/6/2024	8,825	9,012,575
Equinox Holdings Inc. Term Loan B1	5.345% (1 Mo. LIBOR + 3.00%	)	3/8/2024	20,849	20,705,249
ESH Hospitality, Inc. Third Repriced Term Loan	4.345% (1 Mo. LIBOR + 2.00%	)	8/30/2023	25,508	25,252,496
Everi Payments Inc. Term Loan B	5.345% (1 Mo. LIBOR + 3.00%	)	5/9/2024	32,729	32,652,541
Four Seasons Holdings Inc.1st Lien Term Loan 2013 (Canada)(d)	4.345% (1 Mo. LIBOR + 2.00%	)	11/30/2023	10,300	10,206,277
Gateway Casinos & Entertainment Limited Initial Term Loan (Canada)(d)	5.386% (3 Mo. LIBOR + 3.00%	)	12/1/2023	15,412	15,348,103
GLP Capital, L.P. Incremental Tranche A1 Term Loan	3.806% (1 Mo. LIBOR + 1.50%	)	4/28/2021	41,886	41,519,588
Golden Entertainment, Inc. 1st Lien Facility Term Loan B	5.35% (1 Mo. LIBOR + 3.00%	)	10/21/2024	43,690	43,307,564
Golden Entertainment, Inc. 2nd Lien Facility Term Loan B	9.35% (3 Mo. LIBOR + 7.00%	)	10/20/2025	19,485	19,387,177
Intrawest Resorts Holdings, Inc. Initial Bluebird Term Loan	5.345% (1 Mo. LIBOR + 3.00%	)	7/31/2024	45,732	45,446,310
Life Time Fitness, Inc. 2017 Refinancing Term Loan	5.095% (1 Mo. LIBOR + 2.75%) - 5.457%		6/10/2022	45,542	44,983,684
MGM Growth Properties Operating Partnership LP Term Loan B	4.345% (1 Mo. LIBOR + 2.00%	)	4/25/2023	12,999	12,790,534
Mohegan Tribal Gaming Authority Term Loan A	6.095% (3 Mo. LIBOR + 3.75%	)	10/13/2021	15,019	14,396,143
Mohegan Tribal Gaming Authority Term Loan B	6.345% (1 Mo. LIBOR + 4.00%	)	10/13/2023	15,660	14,354,928
NAI Entertainment Holdings LLC Tranche B Term Loan	4.85% (1 Mo. LIBOR + 2.50%	)	5/8/2025	7,276	7,235,109
Penn National Gaming, Inc. Facility Term Loan B1	4.581% (3 Mo. LIBOR + 2.25%	)	10/15/2025	24,155	23,994,007
Penn National Gaming, Inc. Facility Refinancing Term Loan A	3.581% (2 Mo. LIBOR + 1.25%	)	10/19/2023	17,575	17,561,819
Recess Holdings, Inc. 1st Lien Initial Term Loan	6.095% (3 Mo. LIBOR + 3.75%) - 6.148%		9/30/2024	16,603	16,468,302
Scientific Games International, Inc. Initial Term Loan B5	5.095% (1 Mo. LIBOR + 2.75%) - 5.245%		8/14/2024	85,523	83,415,731
Seminole Tribe of Florida 2018 Replacement Term Loan B	4.095% (1 Mo. LIBOR + 1.75%	)	7/8/2024	25,881	25,806,648

140	See Notes to Financial Statements.

Schedule of Investments (continued)

FLOATING RATE FUND November 30, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Gaming/Leisure (continued)
Stars Group Holdings B.V. Dollar Term Loan (Netherlands)(d)	5.886% (3 Mo. LIBOR + 3.50%	)	7/10/2025	$80,106	$79,948,991
Station Casinos LLC Facility Term Loan B	4.85% (1 Mo. LIBOR + 2.50%	)	6/8/2023	15,066	14,868,498
Town Sports International, LLC Initial Term Loan	5.845% (1 Mo. LIBOR + 3.50%	)	11/15/2020	14,855	14,539,003
VICI Properties 1 LLC Term Loan B	4.306% (3 Mo. LIBOR + 2.00%	)	12/20/2024	31,492	31,034,623
Wynn America, LLC Extended Facility Term Loan	4.10% (1 Mo. LIBOR + 1.75%	)	12/31/2021	13,410	13,384,856
Total					926,102,309

Healthcare 8.46%
Accelerated Health Systems, LLC Initial Term Loan	5.799% (3 Mo. LIBOR + 3.50%	)	10/31/2025	14,446	14,545,388
Auris LuxCo 1st Lien Term Loan B (Luxembourg)(d)	–	(i)	7/24/2025	30,749	30,729,936
Bausch Health Companies Inc. Initial Term Loan (Canada)(d)	5.314% (1 Mo. LIBOR + 3.00%	)	6/2/2025	33,057	32,761,181
Catalent Pharma Solutions, Inc. Dollar Term Loan	4.595% (3 Mo. LIBOR + 2.25%	)	5/20/2024	4,645	4,623,148
CCS-CMGC Holdings, Inc. 1st Lien Initial Term Loan	7.845% (3 Mo. LIBOR + 5.50%	)	10/1/2025	28,926	28,793,740
Change Healthcare Holdings, Inc. Closing Date Term Loan	5.095% (1 Mo. LIBOR + 2.75%	)	3/1/2024	76,933	76,191,330
CHS/Community Health Systems, Inc. Incremental 2021 Term Loan H	5.957% (3 Mo. LIBOR + 3.25%	)	1/27/2021	32,700	31,995,922
Concentra Inc. 1st Lien Tranche Term Loan B1	5.07% (1 Mo. LIBOR + 2.75%	)	6/1/2022	33,180	32,910,578
CP VI Bella Midco, LLC 1st Lien Initial Term Loan	5.095% (1 Mo. LIBOR + 2.34%	)	12/27/2024	33,735	33,130,007
CP VI Bella Midco, LLC 2nd Lien Initial Term Loan	9.095% (1 Mo. LIBOR + 6.75%	)	12/29/2025	7,710	7,652,175
DaVita Inc. Tranche B Term Loan	–	(i)	6/24/2021	20,619	20,610,038
Envision Healthcare Corp. Initial Term Loan	6.095% (3 Mo. LIBOR + 3.75%	)	10/10/2025	43,386	41,801,384
FHC Health Systems, Inc. Initial Term Loan	6.345% (1 Mo. LIBOR + 4.00%	)	12/23/2021	20,939	17,994,818
Gentiva Health Services, Inc. 1st Lien Closing Date Initial Term Loan	6.125% (1 Mo. LIBOR + 3.75%	)	7/2/2025	37,841	37,841,050
Gentiva Health Services, Inc. 2nd Lien Initial Term Loan	9.375% (1 Mo. LIBOR + 7.00%	)	7/2/2026	9,680	9,776,800

See Notes to Financial Statements.	141

Schedule of Investments (continued)

FLOATING RATE FUND November 30, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Healthcare (continued)
Grifols Worldwide Operations Limited Tranche B Term Loan	4.475% (1 Wk. LIBOR + 2.25%	)	1/31/2025	$29,848	$29,647,455
HCA Inc. Tranche B10 Term Loan	4.345% (1 Mo. LIBOR + 2.00%	)	3/13/2025	6,284	6,277,224
Heartland Dental, LLC Delayed Draw Term Loan	6.097% (3 Mo. LIBOR + 3.75%	)	4/30/2025	2,215	2,184,924
Heartland Dental, LLC Initial Term Loan	6.095% (1 Mo. LIBOR + 3.75%	)	4/30/2025	14,729	14,529,729
Jaguar Holding Co. I, LLC 2018 Term Loan	4.845% (3 Mo. LIBOR + 2.50%	)	8/18/2022	47,666	46,993,848
Kindred Healthcare, LLC Closing Date Term Loan	7.375% (1 Mo. LIBOR + 5.00%	)	7/2/2025	12,583	12,331,471
MPH Acquisition Holdings LLC Initial Term Loan	5.136% (3 Mo. LIBOR + 2.75%	)	6/7/2023	64,751	63,685,599
Nomad Buyer, Inc. Initial Term Loan	7.314% (1 Mo. LIBOR + 5.00%	)	8/1/2025	35,811	34,826,198	(h)
NVA Holdings, Inc. 1st Lien Term Loan B3	5.095% (1 Mo. LIBOR + 2.75%	)	2/2/2025	41,470	40,588,400
Ortho-Clinical Diagnostics, Inc. 2nd Amendment New Term Loan	5.576% (1 Mo. LIBOR + 3.25%	)	6/30/2025	60,294	58,899,496
Owens & Minor, Inc. Term Loan B	6.799% (1 Mo. LIBOR + 4.50%	)	4/30/2025	23,616	19,483,482
Parexel International Corp. Initial Term Loan	5.095% (1 Mo. LIBOR + 2.75%	)	9/27/2024	25,629	24,940,308
Regionalcare Hospital Partners Holdings, Inc. 1st Lien Term Loan B	7.129% (3 Mo. LIBOR + 4.50%	)	11/16/2025	81,845	80,579,208
RPI Finance Trust Initial Term Loan B6	4.386% (3 Mo. LIBOR + 2.00%	)	3/27/2023	34,957	34,727,748
Select Medical Corp. Tranche B Term Loan	4.81% (3 Mo. LIBOR + 2.75%) - 6.75%		3/6/2025	25,199	25,041,759
Sterigenics-Nordion Holdings, LLC Incremental Term Loan	–	(i)	5/15/2022	4,329	4,296,912
Surgery Center Holdings, Inc. Initial Term Loan	5.60% (1 Mo. LIBOR + 3.25%	)	9/2/2024	38,382	37,844,311
Team Health Holdings, Inc. Initial Term Loan	5.095% (1 Mo. LIBOR + 2.75%	)	2/6/2024	61,427	57,588,001
Titan Acquisition Limited Initial Term Loan (United Kingdom)(d)	5.345% (1 Mo. LIBOR + 3.00%	)	3/28/2025	26,894	25,344,096
U.S. Renal Care, Inc. 1st Lien Initial Term Loan	6.636% (3 Mo. LIBOR + 4.25%	)	12/30/2022	48,495	47,876,430
Universal Health Services, Inc. Incremental Tranche B Facility Term Loan	4.095% (1 Mo. LIBOR + 1.75%	)	10/31/2025	6,742	6,750,428

142	See Notes to Financial Statements.

Schedule of Investments (continued)

FLOATING RATE FUND November 30, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Healthcare (continued)
Universal Hospital Services Delayed Draw Term Loan	–	(i)	10/4/2025	$9,634	$9,610,034	(h)
Verscend Holding Corp. Term Loan B	6.845% (1 Mo. LIBOR + 4.50%	)	8/27/2025	67,651	67,735,564
Viant Medical Holdings, Inc. 1st Lien Initial Term Loan	6.148% (3 Mo. LIBOR + 3.75%	)	7/2/2025	9,679	9,685,049
Viant Medical Holdings, Inc. 2nd Lien Initial Term Loan	10.148% (3 Mo. LIBOR + 7.75%	)	7/2/2026	8,165	8,124,022	(h)
VVC Holding Corp. 1st Lien Initial Term Loan	6.686% (3 Mo. LIBOR + 4.25%	)	7/9/2025	48,398	48,035,015	(h)
Wink Holdco, Inc. 1st Lien Initial Term Loan	5.345% (3 Mo. LIBOR + 3.00%	)	12/2/2024	19,426	19,168,223
Wink Holdco, Inc. 2nd Lien Initial Term Loan	9.10% (3 Mo. LIBOR + 6.75%	)	12/1/2025	4,485	4,384,088	(h)
Total					1,262,536,517

Housing 1.14%
Builders FirstSource, Inc. Refinancing Term Loan	5.386% (3 Mo. LIBOR + 3.00%	)	2/29/2024	9,850	9,431,080
CPG International LLC New Term Loan	6.251% (3 Mo. LIBOR + 3.75%	)	5/5/2024	36,179	35,862,378
Forest City Enterprises, L.P. Term Loan B	–	(i)	12/7/2025	24,078	24,178,285
Invitation Homes Operating Partnership LP Initial Term Loan	4.006% (1 Mo. LIBOR + 1.70%	)	2/6/2022	45,346	44,552,445	(h)
LBM Borrower, LLC 1st Lien Tranche C Term Loan	6.277% (3 Mo. LIBOR + 3.75%	)	8/20/2022	17,613	16,919,750
Realogy Group LLC Extended 2025 Term Loan	4.557% (1 Mo. LIBOR + 2.25%	)	2/8/2025	9,944	9,695,052
USIC Holdings, Inc. 1st Lien New Term Loan	5.595% (3 Mo. LIBOR + 3.25%	)	12/8/2023	30,619	30,140,109
Total					170,779,099

Information Technology 11.43%
AI Ladder Subco S.A R.l. Facility Term Loan B (Luxembourg)(d)	7.02% (6 Mo. LIBOR + 4.50%	)	7/9/2025	14,539	14,411,784
Altra Industrial Motion Corp. Term Loan	4.345% (1 Mo. LIBOR + 2.00%	)	10/1/2025	28,924	28,682,918
Altran Technologies Facility Term Loan B (France)(d)	4.588% (3 Mo. LIBOR + 2.25%	)	3/20/2025	9,690	9,681,245
Boxer Parent Co. Inc. Initial Dollar Term Loan	6.648% (3 Mo. LIBOR + 4.25%	)	10/2/2025	67,755	66,992,756

See Notes to Financial Statements.	143

Schedule of Investments (continued)

FLOATING RATE FUND November 30, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Information Technology (continued)
CentralSquare Technologies, LLC 1st Lien Initial Term Loan	6.095% (1 Mo. LIBOR + 3.75%	)	8/29/2025	$45,370	$45,086,176
CentralSquare Technologies, LLC 2nd Lien Initial Term Loan	9.845% (1 Mo. LIBOR + 7.50%	)	8/31/2026	4,831	4,879,310	(h)
Ciena Corp. Refinancing Term Loan	4.301% (1 Mo. LIBOR + 2.00%	)	9/26/2025	6,753	6,744,593
Conduent Inc. Term Loan B	4.845% (1 Mo. LIBOR +2.50%	)	12/7/2023	18,330	18,157,917
Cypress Intermediate Holdings III, Inc. 1st Lien Initial Term Loan	5.35% (1 Mo. LIBOR + 3.00%	)	4/26/2024	35,365	35,038,208
Cypress Intermediate Holdings III, Inc. 2nd Lien Initial Term Loan	9.095% (1 Mo. LIBOR + 6.75%	)	4/28/2025	6,303	6,318,758
Dell International L.L.C. Refinancing Term Loan B	4.35% (3 Mo. LIBOR + 2.00%	)	9/7/2023	41,249	40,820,102
Dell International L.L.C. Replacement Term Loan A2	4.10% (1 Mo. LIBOR + 1.75%	)	9/7/2021	140,326	139,565,804
DigiCert, Inc. 1st Lien Term Loan	6.345% (1 Mo. LIBOR + 4.00%	)	10/31/2024	10,731	10,704,285
Dynatrace LLC 1st Lien Term Loan	5.595% (1 Mo. LIBOR + 3.25%	)	8/22/2025	11,597	11,582,504
Dynatrace LLC 2nd Lien Term Loan	9.345% (1 Mo. LIBOR + 7.00%	)	8/21/2026	880	891,401
EagleView Technology Corp. 1st Lien Term Loan	5.807% (1 Mo. LIBOR + 3.50%	)	8/14/2025	12,570	12,452,244
Epicor Software Corp. Term Loan B	5.60% (1 Mo. LIBOR + 3.25%	)	6/1/2022	37,588	37,149,953
First Data Corp. 2024A New Dollar Term Loan	4.315% (3 Mo. LIBOR + 2.00%	)	4/26/2024	84,950	83,533,997
Hyland Software, Inc. 1st Lien 2018 Refinancing Term Loan	5.845% (3 Mo. LIBOR + 3.50%	)	7/1/2024	11,592	11,529,726
Hyland Software, Inc. 2nd Lien Initial Term Loan	9.345% (3 Mo. LIBOR + 7.00%	)	7/7/2025	52,412	52,673,750
I-Logic Technologies Bidco Limited Replacement Dollar Term Loan (United Kingdom)(d)	5.641% (2 Mo. LIBOR + 3.25%	)	12/21/2024	24,493	24,431,895
Imperva, Inc. Term Loan	–	(i)	1/10/2025	26,472	26,372,367	(h)
Infor (US), Inc. Tranche B6 Term Loan	5.136% (3 Mo. LIBOR + 2.75%	)	2/1/2022	50,257	49,656,045
ION Trading Technologies S.A.R.L. 2018 1st Lien Initial Dollar Term Loan (Luxembourg)(d)	6.386% (3 Mo. LIBOR + 4.00%	)	11/21/2024	62,968	62,004,070
KeyW Corporation (The)	6.818% (1 Mo. LIBOR + 4.50%	)	5/2/2024	13,263	13,312,993

144	See Notes to Financial Statements.

Schedule of Investments (continued)

FLOATING RATE FUND November 30, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Information Technology (continued)
Kronos Inc. 1st Lien Incremental Term Loan	5.388% (2 Mo. LIBOR + 3.00%) - 5.541%		11/1/2023	$23,968	$23,650,973
Kronos Inc. 2nd Lien Initial Term Loan	10.791% (3 Mo. LIBOR + 8.25%	)	11/1/2024	5,875	5,932,839
MA FinanceCo., LLC Tranche B3 Term Loan	4.845% (1 Mo. LIBOR + 2.50%	)	6/21/2024	9,474	9,296,007
Maxar Technologies Ltd. Initial Term Loan B (Canada)(d)	5.148% (3 Mo. LIBOR + 2.75%	)	10/4/2024	24,578	23,443,327
McAfee, LLC Dollar Term Loan B	6.099% (3 Mo. LIBOR + 3.75%	)	9/30/2024	25,133	25,101,361
Microchip Technology Inc. Initial Term Loan	4.35% (1 Mo. LIBOR + 2.00%	)	5/29/2025	36,248	35,942,638
Numericable U.S. LLC Dollar Term Loan TLB12 (France)(d)	5.994% (1 Mo. LIBOR + 3.688%	)	1/31/2026	7,262	6,845,957
Omnitracs, LLC Term Loan	5.123% (3 Mo. LIBOR + 2.75%	)	3/21/2025	10,661	10,494,698
ON Semiconductor Corp. 2018 New Replacement Term Loan B3	4.095% (1 Mo. LIBOR +1.75%	)	3/31/2023	18,561	18,412,814
Peak 10 Holding Corp. 1st Lien Initial Term Loan	5.886% (3 Mo. LIBOR + 3.50%	)	8/1/2024	34,570	33,544,129
Peak 10 Holding Corp. 2nd Lien Initial Term Loan	9.791% (3 Mo. LIBOR + 7.25%	)	8/1/2025	12,294	11,863,296
Project Angel Parent, LLC 1st Lien Initial Term Loan	6.345% (1 Mo. LIBOR + 4.00%	)	5/30/2025	13,552	13,518,120	(h)
Rackspace Hosting, Inc. 1st Lien Term Loan B	5.418% (3 Mo. LIBOR + 3.00%) - 5.582%		11/3/2023	37,786	34,716,336
Renaissance Holding Corp. 1st Lien Initial Term Loan	5.595% (1 Mo. LIBOR + 3.25%	)	5/30/2025	11,595	11,453,656
RP Crown Parent, LLC Initial Term Loan	5.095% (1 Mo. LIBOR + 2.75%	)	10/12/2023	19,710	19,414,333
Seattle SpinCo, Inc. Initial Term Loan	4.845% (1 Mo. LIBOR + 2.50%	)	6/21/2024	64,075	62,873,175
Severin Acquisition, LLC 1st Lien Initial Term Loan	5.564% (1 Mo. LIBOR + 3.25%	)	8/1/2025	32,734	32,283,907
SolarWinds Holdings, Inc. 1st Lien 2018 Refinancing Term Loan	5.095% (3 Mo. LIBOR + 3.00%	)	2/5/2024	55,959	55,709,031
Sophia, L.P. Term Loan B	5.636% (3 Mo. LIBOR + 3.25%	)	9/30/2022	53,835	53,108,473
Sound Inpatient Physicians, Inc. 1st Lien Initial Term Loan	5.345% (3 Mo. LIBOR + 3.00%	)	6/27/2025	27,487	27,409,644
Sound Inpatient Physicians, Inc. 2nd Lien Initial Term Loan	9.095% (1 Mo. LIBOR + 6.75%	)	6/26/2026	7,540	7,574,571
SS&C Technologies Holdings, Inc. Term Loan B3	4.595% (3 Mo. LIBOR + 2.25%	)	4/16/2025	67,418	65,943,595

See Notes to Financial Statements.	145

Schedule of Investments (continued)

FLOATING RATE FUND November 30, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Information Technology (continued)
SS&C Technologies Holdings, Inc. Term Loan B4 (Luxembourg)(d)	4.595% (3 Mo. LIBOR + 2.25%	)	4/16/2025	$25,678	$25,116,412
SS&C Technologies Holdings, Inc. Term Loan B5	4.595% (3 Mo. LIBOR + 2.25%	)	4/16/2025	44,374	43,306,140
TierPoint, LLC 1st Lien Initial Term Loan	6.095% (1 Mo. LIBOR + 3.75%	)	5/6/2024	8,507	8,307,376
TierPoint, LLC 2nd Lien Initial Term Loan	9.595% (1 Mo. LIBOR + 7.25%	)	5/5/2025	6,324	6,213,330
VeriFone Systems, Inc. 1st Lien Initial Term Loan	6.645% (3 Mo. LIBOR + 4.00%	)	8/20/2025	19,771	19,635,074
Vertafore, Inc. 1st Lien Initial Term Loan	5.595% (1 Mo. LIBOR + 3.25%	)	7/2/2025	51,993	51,235,086
Vertafore, Inc. 2nd Lien Initial Term Loan	9.595% (1 Mo. LIBOR + 7.25%	)	7/2/2026	30,976	30,511,360
West Corp. Incremental Term Loan B1	5.845% (3 Mo. LIBOR + 4.00%) - 6.027%		10/10/2024	9,686	9,458,740
West Corp. Initial Term Loan B	6.345% (3 Mo. LIBOR + 4.00%) - 6.527%		10/10/2024	52,886	51,166,807
Western Digital Corp. U.S. Term Loan B4	4.056% (1 Mo. LIBOR + 1.75%	)	4/29/2023	32,736	31,890,343
Zotec Partners, LLC Term Loan	7.31% (3 Mo. LIBOR + 5.00%	)	2/14/2024	28,794	28,793,525	(h)
Total					1,706,841,874

Manufacturing 5.70%
ABG Intermediate Holdings 2 LLC 1st Lien Initial Term Loan	5.849% (1 Mo. LIBOR + 3.50%	)	9/26/2024	29,937	29,722,114
ABG Intermediate Holdings 2 LLC 2nd Lien Initial Term Loan	10.099% (1 Mo. LIBOR + 7.75%	)	9/29/2025	16,196	16,165,345
Alison US LLC 1st Lien Initial Dollar Term Loan B1 (Luxembourg)(d)	7.027% (3 Mo. LIBOR + 4.50%	)	8/29/2021	7,599	7,389,841
American Axle & Manufacturing, Inc. Tranche B Term Loan	4.57% (3 Mo. LIBOR + 2.25%) - 4.74%		4/6/2024	11,135	10,717,315
ARVOS BidCo S.A R.l. 1st Lien Initial Dollar Term Loan B2 (Luxembourg)(d)	7.027% (3 Mo. LIBOR + 4.50%	)	8/29/2021	7,599	7,389,841
ASP Unifrax Holdings, Inc. Term Loan	–	(i)	12/24/2025	14,442	14,360,764
Associated Asphalt Partners, LLC Tranche B Term Loan	7.595% (3 Mo. LIBOR + 5.25%	)	4/5/2024	23,480	23,156,993
Bright Bidco B.V. 2018 Refinancing Term Loan B (Netherlands)(d)	5.845% (3 Mo. LIBOR + 3.50%) - 5.886%		6/30/2024	55,330	53,185,723

146	See Notes to Financial Statements.

Schedule of Investments (continued)

FLOATING RATE FUND November 30, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Manufacturing (continued)
CD&R Hydra Buyer, Inc. Initial Term Loan	6.595% (1 Mo. LIBOR +4.25%	)	12/11/2024		$28,426	$28,284,264	(h)
Crosby US Acquisition Corp. 1st Lien Initial Term Loan	5.306% (3 Mo. LIBOR + 3.00%	)	11/23/2020		54,205	53,391,545
Crosby US Acquisition Corp. 2nd Lien Initial Term Loan	8.306% (1 Mo. LIBOR + 6.00%	)	11/22/2021		4,863	4,747,504
Energizer Holdings, Inc. Term Loan B	–	(i)	6/30/2022		27,558	26,972,393	(h)
Energy Acquisition LP 1st Lien Initial Term Loan	6.635% (3 Mo. LIBOR + 4.25%	)	6/26/2025		3,060	3,029,075
EXC Holdings III Corp. 1st Lien Initial Dollar Term Loan	5.886% (3 Mo. LIBOR + 3.50%	)	12/2/2024		21,949	21,866,473
EXC Holdings III Corp. 2nd Lien Initial Term Loan	9.967% (3 Mo. LIBOR + 7.50%	)	12/1/2025		17,968	18,125,220
Financiere Storage Facility Term Loan B(c)	3.75% (3 Mo. Euribor + 3.75%	)	9/29/2025	EUR	17,383	19,746,995
Forterra Finance, LLC Replacement Term Loan	5.345% (1 Mo. LIBOR + 3.00%	)	10/25/2023		$25,596	23,532,675
FPC Holdings, Inc. 1st Lien Term Loan B1	6.742% (1 Mo. LIBOR + 4.50%	)	11/18/2022		30,829	30,803,338
FPC Holdings, Inc. 2nd Lien Term Loan B1	11.386% (3 Mo. LIBOR + 9.00%	)	5/19/2023		11,153	11,301,670
Gates Global LLC Initial Dollar Term Loan B2	5.095% (3 Mo. LIBOR + 2.75%	)	4/1/2024		13,128	12,926,388
GYP Holdings III Corp. 1st Lien 2018 Incremental Term Loan	5.095% (3 Mo. LIBOR + 2.75%	)	6/1/2025		42,895	41,536,491
Hampton Rubber Co. 1st Lien Term Loan	6.345% (1 Mo. LIBOR + 4.00%	)	3/27/2021		19,800	19,614,595
Jason Inc. 1st Lien Initial Term Loan	6.886% (3 Mo. LIBOR + 4.50%	)	6/30/2021		2,197	2,172,886
Jason Inc. 2nd Lien Initial Term Loan	10.386% (3 Mo. LIBOR + 8.00%	)	6/30/2022		1,088	1,057,049
KBR, Inc. Term Loan B	6.095% (1 Mo. LIBOR + 3.75%	)	4/25/2025		26,636	26,669,538	(h)
LTI Holdings, Inc. 1st Lien Initial Term Loan	5.845% (1 Mo. LIBOR + 3.50%	)	9/6/2025		38,653	38,113,404
Milacron LLC Term Loan B	4.845% (1 Mo. LIBOR + 2.50%	)	9/28/2023		19,360	19,045,243	(h)
Pelican Products, Inc. 1st Lien Term Loan	5.814% (3 Mo. LIBOR + 3.50%	)	5/1/2025		18,073	17,948,455
Plaze, Inc. Term Loan	5.834% (3 Mo. LIBOR + 3.50%) - 5.896%		7/31/2022		17,000	16,935,888
Ply Gem Midco, Inc. Initial Term Loan	6.175% (3 Mo. LIBOR + 3.75%	)	4/12/2025		23,264	22,833,317

See Notes to Financial Statements.	147

Schedule of Investments (continued)

FLOATING RATE FUND November 30, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Manufacturing (continued)
Pro Mach Group, Inc. 1st Lien Initial Term Loan	5.318% (3 Mo. LIBOR +3.00%	)	3/7/2025	$24,062	$23,560,751
ProAmpac PG Borrower LLC 1st Lien Initial Term Loan	6.02% (3 Mo. LIBOR + 3.50%) - 6.092%		11/20/2023	22,217	21,946,386
RBS Global, Inc./Rexnord LLC Refinancing Term Loan	4.349% (3 Mo. LIBOR + 2.25%	)	8/21/2024	16,343	16,264,559
Shape Technologies Group, Inc. Initial Term Loan	5.30% (3 Mo. LIBOR + 3.00%	)	4/20/2025	11,603	11,457,884	(h)
SRS Distribution Inc. Initial Term Loan	5.595% (1 Mo. LIBOR + 3.25%	)	5/23/2025	9,158	8,841,316
Unifrax I LLC 2nd Lien Initial Term Loan	9.886% (3 Mo. LIBOR +7.50%	)	11/7/2025	7,804	7,872,285
Unifrax I LLC Initial Dollar Term Loan	5.886% (3 Mo. LIBOR + 3.50%	)	4/4/2024	25,339	25,409,815
Utex Industries, Inc. 1st Lien Initial Term Loan	6.345% (1 Mo. LIBOR + 4.00%	)	5/22/2021	42,355	41,137,609
Utex Industries, Inc. 2nd Lien Initial Term Loan	9.595% (1 Mo. LIBOR + 7.25%	)	5/22/2022	27,566	25,957,937
Yak Access, LLC 1st Lien Initial Term Loan	7.318% (1 Mo. LIBOR +5.00%	)	7/11/2025	40,215	36,997,800	(h)
Yak Access, LLC 2nd Lien Initial Term Loan	12.318% (1 Mo. LIBOR + 10.00%	)	7/10/2026	9,579	8,812,772	(h)
Total					851,001,456

Media/Telecommunications 11.48%
Altice Financing SA March 2017 Refinancing Term Loan (Luxembourg)(d)	5.053% (1 Mo. LIBOR + 2.75%	)	7/15/2025	24,433	23,785,530
Altice France SA Incremental Term Loan TLB13 (France)(d)	6.307% (1 Mo. LIBOR +4.00%	)	8/14/2026	46,401	44,341,956
Applovin Corp. Initial Term Loan	6.194% (3 Mo. LIBOR + 3.75%	)	8/15/2025	13,553	13,518,791	(h)
Atlantic Aviation FBO Inc.	–	(i)	12/6/2025	9,618	9,618,000
CBS Radio Inc. Additional Term Loan B1	5.065% (1 Mo. LIBOR + 2.75%	)	11/18/2024	17,114	17,032,460
Cengage Learning, Inc. Term Loan B	6.556% (3 Mo. LIBOR + 4.25%	)	6/7/2023	11,559	10,376,283
CenturyLink, Inc. Initial Term Loan A	5.095% (1 Mo. LIBOR + 2.75%	)	11/1/2022	4,821	4,798,920
CenturyLink, Inc. Initial Term Loan B	5.095% (1 Mo. LIBOR + 2.75%	)	1/31/2025	167,665	163,160,249
Charter Communications Operating, LLC Term Loan B	4.35% (1 Mo. LIBOR + 2.00%	)	4/30/2025	112,752	111,751,736

148	See Notes to Financial Statements.

Schedule of Investments (continued)

FLOATING RATE FUND November 30, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Media/Telecommunications (continued)
Cogeco Communications (USA) II LP Term Loan B	4.72% (3 Mo. LIBOR + 2.38/%	)	1/3/2025	$12,818	$12,630,710
Cologix Holdings, Inc. 1st Lien Initial Term Loan	5.345% (1 Mo. LIBOR + 3.00%	)	3/20/2024	10,500	10,342,162
Consolidated Communications, Inc. Initial Term Loan	5.345% (1 Mo. LIBOR + 3.00%	)	10/4/2023	26,049	25,049,979
CSC Holdings, LLC January 2018 Incremental Term Loan	4.807% (1 Mo. LIBOR + 2.50%	)	1/25/2026	24,231	23,924,104
CSC Holdings, LLC March 2017 Refinancing Term Loan	4.557% (1 Mo. LIBOR + 2.25%	)	7/17/2025	68,827	67,863,141
CSC Holdings, LLC 2018 Incremental Term Loan	–	(i)	1/15/2026	19,265	18,970,053
Cyxtera DC Holdings, Inc. 1st Lien Initial Term Loan	5.32% (1 Mo. LIBOR + 3.00%	)	5/1/2024	38,900	38,389,043
Cyxtera DC Holdings, Inc. 2nd Lien Initial Term Loan	9.57% (1 Mo. LIBOR + 7.25%	)	5/1/2025	26,341	25,419,366
Formula One Management Limited Facility Term Loan B3 (Luxembourg)(d)	4.845% (1 Mo. LIBOR +2.50%	)	2/1/2024	39,197	38,001,955
Frontier Communications Corp. Initial Term Loan	5.10% (1 Mo. LIBOR + 2.75%	)	3/31/2021	6,683	6,413,757
Frontier Communications Corp. Term Loan B1	6.10% (1 Mo. LIBOR + 3.75%	)	6/15/2024	30,950	29,582,806
Getty Images, Inc. Initial Term Loan	5.845% (1 Mo. LIBOR + 3.50%	)	10/18/2019	23,393	23,228,313
Gray Television, Inc. Term Loan C	–	(i)	1/2/2026	37,997	37,735,771
Hargray Communications Group, Inc. Initial Term Loan	5.345% (3 Mo. LIBOR + 3.00%	)	5/16/2024	16,448	16,344,794
iHeartCommunications, Inc. Tranche D Term Loan	–	(i)	1/30/2019	66,425	47,502,912
iHeartCommunications, Inc. Tranche E Term Loan	–	(i)	7/30/2019	36,388	25,941,277
Intelsat Jackson Holdings SA Tranche B3 Term Loan (Luxembourg)(d)	6.072% (1 Mo. LIBOR + 3.75%	)	11/27/2023	44,713	44,506,873
Level 3 Financing, Inc. 2024 Tranche B Term Loan	4.556% (1 Mo. LIBOR + 2.25%	)	2/22/2024	31,473	31,132,147
Lions Gate Capital Holdings LLC Term Loan B	4.595% (1 Mo. LIBOR + 2.25%	)	3/24/2025	48,236	47,753,828
MediArena Acquisition B.V. 1st Lien Dollar Term Loan B (Netherlands)(d)	8.148% (3 Mo. LIBOR + 5.75%	)	8/13/2021	27,397	27,037,924
MediArena Acquisition B.V. 2nd Lien Dollar Term Loan B (Netherlands)(d)	11.398% (3 Mo. LIBOR + 9.00%	)	8/13/2022	34,261	32,941,951
Meredith Corp. Tranche B1 Term Loan	5.095% (1 Mo. LIBOR + 2.75%	)	1/31/2025	11,329	11,290,728
Mission Broadcasting, Inc. Term Loan B3	–	(i)	1/17/2024	3,322	3,291,647

See Notes to Financial Statements.	149

Schedule of Investments (continued)

FLOATING RATE FUND November 30, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Media/Telecommunications (continued)
Nexstar Broadcasting, Inc. Term Loan B3	–	(i)	1/17/2024	$20,152	$19,971,046
Radiate Holdco, LLC Closing Date Term Loan	5.345% (3 Mo. LIBOR + 3.00%	)	2/1/2024	40,583	39,900,589
Recorded Books Inc. Initial Term Loan	6.886% (3 Mo. LIBOR + 4.50%	)	8/29/2025	14,496	14,423,520	(h)
SBA Senior Finance II LLC Initial Term Loan B	4.35% (3 Mo. LIBOR + 2.00%	)	4/11/2025	9,864	9,773,145
Sinclair Television Group, Inc. Tranche B Term Loan	4.60% (1 Mo. LIBOR + 2.25%	)	1/3/2024	23,443	23,214,243
SMG US Midco 2, Inc. 1st Lien Initial Term Loan	5.345% (1 Mo. LIBOR + 3.00%	)	1/23/2025	23,594	23,373,355
SMG US Midco 2, Inc. 2nd Lien Initial Term Loan	9.345% (1 Mo. LIBOR + 7.00%	)	1/23/2026	9,689	9,729,535
Sprint Communications, Inc. Initial Term Loan	4.875% (1 Mo. LIBOR + 2.50%	)	2/2/2024	75,507	74,733,234
Syniverse Holdings, Inc. Tranche C Term Loan	7.307% (1 Mo. LIBOR + 5.00%	)	3/9/2023	22,672	21,755,241
Telenet Financing USD LLC Facility Term Loan AN	4.557% (1 Mo. LIBOR + 2.25%	)	8/15/2026	19,362	19,068,085
Telesat Canada Term Loan B4 (Canada)(d)	4.89% (3 Mo. LIBOR + 2.50%	)	11/17/2023	19,483	19,109,575
Townsquare Media, Inc. Additional Term Loan B	5.345% (1 Mo. LIBOR + 3.00%	)	4/1/2022	9,426	9,355,081
Tribune Media Co. Term Loan B	5.345% (1 Mo. LIBOR + 3.00%	)	12/27/2020	11,277	11,283,997
Tribune Media Co. Term Loan C	5.345% (1 Mo. LIBOR + 3.00%	)	1/26/2024	12,157	12,131,713
Uber Technologies, Inc. Term Loan	6.315% (1 Mo. LIBOR + 4.00%	)	4/4/2025	47,609	47,132,786
UFC Holdings, LLC 1st Lien Term Loan	5.60% (3 Mo. LIBOR + 3.25%	)	8/18/2023	33,874	33,841,029
UFC Holdings, LLC 2nd Lien Term Loan	9.845% (1 Mo. LIBOR + 7.50%	)	8/18/2024	16,891	16,940,237
Unitymedia Finance LLC Facility Term Loan E (Germany)(d)	4.307% (1 Mo. LIBOR + 2.25%	)	6/1/2023	16,916	16,780,926
Unitymedia Hessen GmbH & Co. KG Facility Term Loan D	4.557% (1 Mo. LIBOR + 2.25%	)	1/15/2026	49,735	49,330,903
Univision Communications Inc. 1st Lien 2017 Replacement Repriced Term Loan	5.095% (1 Mo. LIBOR + 2.75%	)	3/15/2024	55,675	52,066,426
UPC Financing Partnership Facility Term Loan AR	4.807% (1 Mo. LIBOR + 2.50%	)	1/15/2026	39,455	39,008,776

150	See Notes to Financial Statements.

Schedule of Investments (continued)

FLOATING RATE FUND November 30, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Media/Telecommunications (continued)
Virgin Media Bristol LLC Facility Term Loan K	4.807% (1 Mo. LIBOR + 2.50%	)	1/15/2026	$26,870	$26,578,864
WeddingWire, Inc. Term Loan	–	(i)	12/21/2025	11,555	11,511,916
WideOpenWest Finance, LLC 8th Amendment Term Loan B	5.553% (1 Mo. LIBOR + 3.25%	)	8/18/2023	30,807	29,320,562
Windstream Services, LLC 2016 Tranche B6 Term Loan	6.31% (1 Mo. LIBOR + 4.00%	)	3/29/2021	30,648	28,589,922
Ziggo Secured Finance Partnership Facility Term Loan E	4.807% (1 Mo. LIBOR + 2.50%	)	4/15/2025	11,885	11,628,441
Total					1,714,232,313

Metals/Minerals 2.12%
Aleris International, Inc. Initial Term Loan	7.095% (1 Mo. LIBOR +4.75%) - 7.245%		2/27/2023	49,253	49,637,222
AMG Advanced Metallurgical Group N.V. Initial Term Loan (Netherlands)(d)	5.495% (3 Mo. LIBOR + 3.00%	)	2/3/2025	11,834	11,781,865
Contura Energy, Inc. Term Loan	7.315% (3 Mo. LIBOR + 5.00%	)	11/10/2025	27,937	27,867,157
Covia Holdings Corp. Initial Term Loan	6.136% (3 Mo. LIBOR + 3.75%	)	6/1/2025	15,879	12,792,762
Dynacast International LLC 1st Lien Term Loan B2	5.636% (3 Mo. LIBOR + 3.25%	)	1/28/2022	17,473	17,319,872	(h)
Dynacast International LLC 2nd Lien Initial Term Loan	10.886% (3 Mo. LIBOR + 8.50%	)	1/30/2023	10,530	10,371,964	(h)
Graftech International Ltd. Initial Term Loan	5.845% (1 Mo. LIBOR + 3.50%	)	2/12/2025	76,299	75,440,822	(h)
Helix Acquisition Holdings, Inc. 1st Lien 2018 New Term Loan	5.886% (3 Mo. LIBOR + 3.50%	)	9/30/2024	18,525	18,374,443
Helix Acquisition Holdings, Inc. 2nd Lien Initial Term Loan	10.386% (3 Mo. LIBOR + 8.00%	)	9/28/2025	9,780	9,804,450	(h)
Murray Energy Corp. Superpriority Term Loan B2	9.777% (3 Mo. LIBOR + 7.25%	)	10/17/2022	23,856	20,868,203
Oxbow Carbon LLC 2nd Lien Term Loan	9.845% (1 Mo. LIBOR + 7.50%	)	1/4/2024	13,932	14,193,225
Phoenix Services International LLC Term Loan B	6.065% (1 Mo. LIBOR + 3.75%	)	3/1/2025	14,201	14,111,886
TMS International Corp. Term Loan B2	5.095% (3 Mo. LIBOR + 2.75%) - 5.277%		8/14/2024	13,534	13,347,619	(h)
U.S. Silica Co. Term Loan	6.375% (1 Mo. LIBOR + 4.00%)		5/1/2025	23,886	21,306,494
Total					317,217,984

See Notes to Financial Statements.	151

Schedule of Investments (continued)

FLOATING RATE FUND November 30, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Retail 5.99%
99¢ Only Stores 1st Lien Tranche Term Loan B2	8.886% (3 Mo. LIBOR + 6.50%) - 9.207%		1/13/2022	$41,674	$38,965,101
Ascena Retail Group, Inc. Tranche B Term Loan	6.875% (3 Mo. LIBOR + 4.50%	)	8/21/2022	45,492	43,274,392
Bass Pro Group, LLC Initial Term Loan	7.345% (1 Mo. LIBOR + 5.00%	)	9/25/2024	57,451	56,921,276
BJ’s Wholesale Club, Inc. 1st Lien Tranche B Term Loan	5.318% (1 Mo. LIBOR + 3.00%	)	2/3/2024	47,452	47,260,931
Burlington Coat Factory Warehouse Corp. Term Loan B5	4.31% (1 Mo. LIBOR + 2.00%	)	11/17/2024	20,894	20,841,491
Calceus Acquisition, Inc. Term Loan B1	6.35% (1 M0. LIBOR + 4.00%	)	2/1/2020	15,155	14,918,552
Comfort Holding, LLC 1st Lien Initial Term Loan	7.095% (1 Mo. LIBOR + 4.75%	)	2/5/2024	36,991	34,941,519
Comfort Holding, LLC 2nd Lien Initial Term Loan	12.345% (1 Mo. LIBOR +10.00%	)	2/3/2025	8,800	8,338,290
Container Store, Inc., (The) Term Loan B2	7.345% (1 Mo. LIBOR + 5.00%	)	9/14/2023	12,948	12,559,142	(h)
CVS Holdings I, LP 1st Lien Initial Term Loan	5.35% (3 Mo. LIBOR + 3.00%	)	2/6/2025	20,492	20,178,292
CVS Holdings I, LP 2nd Lien Initial Term Loan	9.10% (1 Mo. LIBOR + 6.75%	)	2/6/2026	15,305	14,999,302	(h)
Del Frisco’s Restaurant Group, Inc. Initial Term Loan	10.25% (1 Mo. LIBOR + 6.00%	)	6/27/2025	21,085	20,135,736	(h)
Dhanani Group Inc. Term Loan	6.095% (1 Mo. LIBOR + 3.75%	)	7/20/2025	28,964	28,711,114
EG Group Limited Additional Facility Term Loan (United Kingdom)(d)	6.386% (3 Mo. LIBOR +4.00%	)	2/7/2025	32,267	31,995,319
Flynn Restaurant Group LP 1st Lien Initial Term Loan	5.845% (1 Mo. LIBOR + 3.50%	)	6/27/2025	44,948	43,824,358
Flynn Restaurant Group LP 2nd Lien Initial Term Loan	9.299% (1 Mo. LIBOR + 7.00%	)	6/29/2026	6,291	6,149,452
GOBP Holdings, Inc. 1st Lien Initial Term Loan	6.095% (3 Mo. LIBOR + 3.75%	)	10/22/2025	16,859	16,844,768
Harbor Freight Tools USA, Inc. 2018 Initial Term Loan	4.845% (3 Mo. LIBOR + 2.50%	)	8/18/2023	38,960	37,809,766
IRB Holding Corp. Term Loan B	5.568% (1 Mo. LIBOR + 3.25%	)	2/5/2025	34,873	34,557,311
Isagenix International, LLC 2nd Lien Term Loan	8.136% (3 Mo. LIBOR + 5.75%	)	6/14/2025	23,456	22,986,966
J. Crew Group, Inc. Amended Term Loan	5.565% (3 Mo. LIBOR + 3.22%) - 5.606%		3/5/2021	52,216	43,959,369

152	See Notes to Financial Statements.

Schedule of Investments (continued)

FLOATING RATE FUND November 30, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Retail (continued)
Jo-Ann Stores, LLC Initial Term Loan	7.477% (3 Mo. LIBOR + 5.00%	)	10/20/2023	$24,430	$24,063,632
JP Intermediate B, LLC Initial Term Loan	8.153% (3 Mo. LIBOR + 5.50%	)	11/20/2025	28,900	28,575,246
Lands’ End, Inc. Initial Term Loan B	5.599% (1 Mo. LIBOR + 3.25%	)	4/4/2021	48,113	46,188,463
Mavis Tire Express Services Corp. 1st Lien Closing Date Term Loan	5.556% (1 Mo. LIBOR + 3.25%	)	3/20/2025	25,573	25,285,061
Mavis Tire Express Services Corp. 1st Lien Delayed Draw Term Loan	5.50% (1 Mo. LIBOR + 3.25%	)	3/20/2025	4,113	4,066,643
Men’s Wearhouse, Inc., (The) Tranche B2 Term Loan	5.549% (1 Mo. LIBOR + 3.50%	)	4/9/2025	25,562	25,433,811	(h)
Michaels Stores, Inc. 2018 New Replacement Term Loan B	4.803% (1 Mo. LIBOR + 2.50%) - 4.815%		1/28/2023	19,304	18,918,068
Neiman Marcus Group Ltd LLC Other Term Loan	5.568% (3 Mo. LIBOR + 3.25%	)	10/25/2020	36,465	31,749,677
PetSmart, Inc. Tranche B2 Term Loan	5.32% (1 Mo. LIBOR + 3.00%	)	3/11/2022	80,754	67,824,453
Sally Holdings LLC Term Loan B1	4.60% (1 Mo. LIBOR + 2.25%	)	7/5/2024	22,929	22,499,178	(h)
Total					894,776,679

Service 8.39%
American Seafoods Group LLC 1st Lien Tranche B Term Loan	5.10% (1 Mo. LIBOR + 2.75%	)	8/21/2023	15,610	15,551,715
Asurion, LLC Amendment Term Loan B4	–	(i)	8/4/2022	18,357	18,218,133
Asurion, LLC Replacement Term Loan B6	5.345% (1 Mo. LIBOR +3.00%	)	11/3/2023	71,368	70,729,332
Avolon TLB Borrower 1 (US) LLC Term Loan B3	4.301% (3 Mo. LIBOR +2.00%	)	1/15/2025	91,051	90,311,549
AVSC Holding Corp. 1st Lien Initial Term Loan	5.595% (3 Mo. LIBOR +3.25%) - 5.957%		3/1/2025	30,610	30,099,816
AVSC Holding Corp. 2nd Lien Initial Term Loan	9.777% (3 Mo. LIBOR +7.25%	)	9/1/2025	9,498	9,308,040	(h)
BCP Renaissance Parent L.L.C. Initial Term Loan	6.027% (3 Mo. LIBOR + 3.50%	)	10/31/2024	14,634	14,573,371
Belron Finance US LLC Initial Term Loan B	4.839% (3 Mo. LIBOR + 2.50%	)	11/7/2024	12,509	12,400,012
Brand Energy & Infrastructure Services, Inc. Initial Term Loan	6.636% (3 Mo. LIBOR + 4.25%) - 6.759%		6/21/2024	53,070	52,318,451

See Notes to Financial Statements.	153

Schedule of Investments (continued)

FLOATING RATE FUND November 30, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Service (continued)
Ceridian HCM Holding Inc. Initial Term Loan	5.595% (1 Mo. LIBOR + 3.25%	)	4/30/2025	$35,926	$35,926,180
CIBT Global, Inc. 1st Lien Initial Term Loan	6.136% (3 Mo. LIBOR + 3.75%	)	6/3/2024	13,752	13,700,248
Deliver Buyer, Inc. Term Loan	7.707% (3 Mo. LIBOR + 5.00%	)	5/1/2024	27,405	27,294,133
Edelman Financial Center, LLC, (The) 1st Lien Initial Term Loan	5.686% (3 Mo. LIBOR + 3.25%	)	7/21/2025	18,839	18,709,576
Edelman Financial Center, LLC, (The) 2nd Lien Initial Term Loan	9.186% (3 Mo. LIBOR + 6.75%	)	7/20/2026	20,334	20,130,660	(h)
EIG Investors Corp. 2018 Refinancing Term Loan	6.441% (3 Mo. LIBOR + 3.75%	)	2/9/2023	17,768	17,716,416
EmployBridge, LLC 2018 Refinancing Term Loan	6.945% (3 Mo. LIBOR + 4.50%	)	4/18/2025	23,769	23,780,296
Equian Buyer Corp. 2018 Incremental Term Loan	5.565% (3 Mo. LIBOR + 3.25%	)	5/20/2024	15,774	15,721,159
First Data Corp. 2022D New Dollar Term Loan	4.315% (3 Mo. LIBOR + 2.00%	)	7/8/2022	66,492	65,661,303
GFL Environmental Inc. Delayed Draw Term Loan (Canada)(d)	7.00% (3 Mo. Prime + 1.75%	)	5/30/2025	3,466	3,381,733
GFL Environmental Inc. Effective Date Incremental Term Loan (Canada)(d)	5.386% (3 Mo. LIBOR + 3.00%	)	5/30/2025	27,833	27,154,871
GW Honos Security Corp. Term Loan B (Canada)(d)	6.20% (3 Mo. LIBOR + 3.50%	)	5/24/2024	12,469	12,365,621
KUEHG Corp 2nd Lien Tranche B Term Loan	10.636% (3 Mo. LIBOR + 8.25%	)	8/22/2025	13,446	13,580,460
KUEHG Corp Term Loan B3	6.136% (3 Mo. LIBOR + 3.75%	)	2/21/2025	42,143	42,020,607
Laureate Education, Inc. Series 2024 Term Loan	6.027% (3 Mo. LIBOR + 3.50%	)	4/26/2024	37,654	37,642,301
Learning Care Group (US) No. 2 Inc. 1st Lien Initial Term Loan	5.556% (3 Mo. LIBOR + 3.25%) - 5.595%		3/13/2025	22,963	22,871,954
Misys Limited 1st Lien Dollar Term Loan	5.886% (3 Mo. LIBOR + 3.50%	)	6/13/2024	41,074	39,820,099
Monitronics International, Inc. Term Loan B2	7.886% (3 Mo. LIBOR + 5.50%	)	9/30/2022	23,261	22,039,690
Navicure, Inc. 1st Lien Initial Term Loan	6.095% (1 Mo. LIBOR + 3.75%	)	11/1/2024	25,380	25,189,962	(h)
Navicure, Inc. 2nd Lien Initial Term Loan	9.845% (3 Mo. LIBOR + 7.50%	)	11/1/2025	11,573	11,486,203	(h)
NEP Group, Inc. 1st Lien Initial Dollar Term Loan	5.595% (1 Mo. LIBOR + 3.25%	)	10/20/2025	19,264	19,183,426

154	See Notes to Financial Statements.

Schedule of Investments (continued)

FLOATING RATE FUND November 30, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Service (continued)
North American Lifting Holdings, Inc. 1st Lien Initial Term Loan	6.886% (3 Mo. LIBOR + 4.50%	)	11/27/2020	$33,040	$30,892,339
North American Lifting Holdings, Inc. 2nd Lien Term Loan	11.386% (3 Mo. LIBOR + 9.00%	)	11/27/2021	15,141	13,134,818
NRC US Holding Co., LLC Initial Term Loan	7.641% (2 Mo. LIBOR + 5.25%	)	6/11/2023	24,746	24,792,526	(h)
Playa Resorts Holding B.V. Initial Term Loan (Netherlands)(d)	5.09% (1 Mo. LIBOR + 2.75%	)	4/29/2024	31,237	30,277,106
PODS, LLC Tranche B4 Term Loan	5.068% (3 Mo. LIBOR + 2.75%	)	12/6/2024	42,401	41,778,233
Pre-Paid Legal Services, Inc. 1st Lien Initial Term Loan	5.345% (1 Mo. LIBOR + 3.75%	)	5/1/2025	11,134	11,106,028
Press Ganey Holdings, Inc. 2nd Lien Initial Term Loan	8.845% (1 Mo. LIBOR + 6.50%	)	10/21/2024	4,960	4,984,988	(h)
Press Ganey Holdings, Inc.1st Lien April 2018 Replacement Term Loans	5.095% (3 Mo. LIBOR + 2.75%	)	10/23/2023	39,309	38,928,443
Prime Security Services Borrower, LLC 1st Lien 2016 Refinancing Term Loan B1	5.095% (1 Mo. LIBOR + 2.75%	)	5/2/2022	23,001	22,780,905
Robertshaw US Holding Corp. 1st Lien Initial Term Loan	5.875% (1 Mo. LIBOR + 3.50%	)	2/28/2025	30,254	29,346,611	(h)
Robertshaw US Holding Corp. 2nd Lien Initial Term Loan	10.375% (1 Mo. LIBOR + 8.00%	)	2/27/2026	6,808	6,586,740
St. George’s University Scholastic Services LLC Delayed Draw Term Loan	–	(i)	7/17/2025	4,593	4,581,941
St. George’s University Scholastic Services LLC Term Loan	5.85% (3 Mo. LIBOR + 3.50%	)	7/17/2025	14,765	14,727,666
TKC Holdings, Inc. 1st Lien Initial Term Loan	6.10% (1 Mo. LIBOR + 3.75%	)	2/1/2023	21,940	21,610,429
TKC Holdings, Inc. 2nd Lien Initial Term Loan	10.35% (1 Mo. LIBOR + 8.00%	)	2/1/2024	10,054	10,024,693
Trugreen Limited Partnership 1st Lien Initial Incremental Term Loan	6.318% (1 Mo. LIBOR + 4.00%	)	4/13/2023	8,304	8,345,328
Wash Multifamily Parent Inc. 1st Lien Initial Canadian Term Loan (Canada)(d)	5.595% (3 Mo. LIBOR + 3.25%	)	5/14/2022	2,387	2,352,527
Wash Multifamily Parent Inc. 1st Lien Initial US Term Loan	5.595% (3 Mo. LIBOR + 3.25%	)	5/14/2022	13,995	13,794,248
Web.com Group, Inc. 2nd Lien Initial Term Loan	10.17% (3 Mo. LIBOR + 7.75%	)	10/9/2026	15,427	15,349,498
Web.com Group, Inc.1st Lien Initial Term Loan	6.17% (3 Mo. LIBOR + 3.75%	)	10/10/2025	30,172	29,926,893

See Notes to Financial Statements.	155

Schedule of Investments (continued)

FLOATING RATE FUND November 30, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Service (continued)
Worldpay, LLC 2018 New Term Loan A5	3.807% (3 Mo. LIBOR + 1.50%	)	1/16/2023	$4,951	$4,936,312
Worldpay, LLC 2018 New Term Loan B4	4.057% (3 Mo. LIBOR + 1.75%	)	8/9/2024	43,686	43,393,989
Total					1,252,539,578

Technology 0.13%
Iqvia Inc. Dollar Term Loan B3	4.136% (3 Mo. LIBOR + 1.75%	)	6/11/2025	19,313	19,155,779

Transportation 3.26%
Arctic LNG Carries Ltd. Term Loan (Marshall Islands)(d)	6.845% (3 Mo. LIBOR + 4.50%	)	5/18/2023	38,890	38,598,520
Chassix, Inc. Initial Term Loan	8.188% (3 Mo. LIBOR + 5.50%) - 8.375%		11/15/2023	27,750	27,836,764
Commercial Barge Line Co. Initial Term Loan	11.095% (1 Mo. LIBOR + 8.75%	)	11/12/2020	43,590	32,401,619
Daseke Companies, Inc. Replacement Term Loan	7.345% (3 Mo. LIBOR + 5.00%	)	2/27/2024	17,501	17,424,372
Deck Chassis Acquisition Inc. 2nd Lien Initial Term Loan	8.527% (3 Mo. LIBOR + 6.00%	)	6/15/2023	30,708	31,053,465	(h)
Gruden Acquisition, Inc. 1st Lien Incremental Term Loan	7.886% (3 Mo. LIBOR + 5.50%	)	8/18/2022	55,189	55,350,023
Gruden Acquisition, Inc. 2nd Lien Term Loan	10.886% (3 Mo. LIBOR + 8.50%	)	8/18/2023	25,179	25,336,369
Hornblower Sub, LLC 1st Lien Term Loan	6.886% (3 Mo. LIBOR + 4.50%	)	4/27/2025	15,359	15,262,579	(h)
International Seaways Operating Corp. Term Loan	8.35% (1 Mo. LIBOR + 6.00%	)	6/22/2022	36,210	35,712,037
Kenan Advantage Group Holdings Corp. Initial Canadian Term Loan	5.345% (1 Mo. LIBOR + 3.00%	)	7/31/2022	1,958	1,940,846
Kenan Advantage Group Holdings Corp. Initial U.S. Term Loan	5.345% (1 Mo. LIBOR + 3.00%	)	7/31/2022	12,335	12,224,667
Lakeland Tours, LLC Initial Term Loan	6.334% (3 Mo. LIBOR + 4.00%	)	12/16/2024	11,482	11,450,389
Navios Maritime Partners L.P Initial Term Loan (Marshall Islands)(d)	7.34% (3 Mo. LIBOR + 5.00%	)	9/14/2020	32,160	32,092,462
Navistar Financial Corp. New Term Loan B	6.125% (1 Mo. LIBOR + 3.75%	)	7/30/2025	28,943	28,834,922
OSG Bulk Ships, Inc. Initial Term Loan	6.57% (1 Mo. LIBOR + 4.25%	)	8/5/2019	35,478	35,212,016
Stena International SA Term Loan (Luxembourg)(d)	5.39% (3 Mo. LIBOR + 3.00%	)	3/3/2021	31,832	30,532,421

156	See Notes to Financial Statements.

Schedule of Investments (continued)

FLOATING RATE FUND November 30, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Transportation (continued)
Tenneco Inc. Tranche B Term Loan	5.095% (1 Mo. LIBOR + 2.75%	)	10/1/2025	$33,813	$33,122,708
XPO Logistics, Inc. 2018 Refinancing Term Loan	4.509% (3 Mo. LIBOR + 2.00%	)	2/24/2025	22,385	22,212,903
Total					486,599,082

Utility 2.25%
AES Corp., (The) 2018 Other Term Loan	4.456% (3 Mo. LIBOR + 1.75%	)	5/31/2022	19,417	19,366,335
Brookfield WEC Holdings Inc. 1st Lien Initial Term Loan	6.095% (1 Mo. LIBOR + 3.75%	)	8/1/2025	50,887	50,835,350
Brookfield WEC Holdings Inc. 2nd Lien Initial Term Loan	9.095% (1 Mo. LIBOR + 6.75%	)	8/3/2026	7,737	7,824,041
Delek US Holdings, Inc. Initial Term Loan	4.595% (1 Mo. LIBOR + 2.25%	)	3/31/2025	12,083	11,962,447	(h)
Exgen Renewables IV, LLC Term Loan	5.71% (3 Mo. LIBOR + 3.00%	)	11/28/2024	23,617	22,790,598	(h)
Hanjin International Corp. Initial Term Loan	4.945% (3 Mo. LIBOR + 2.50%	)	5/2/2024	20,977	20,819,672	(h)
Lightstone Holdco LLC Refinancing Term Loan B	6.095% (3 Mo. LIBOR + 3.75%	)	1/30/2024	27,958	27,183,308
Lightstone Holdco LLC Refinancing Term Loan C	6.095% (3 Mo. LIBOR + 3.75%	)	1/30/2024	1,502	1,459,996
NRG Energy, Inc. Term Loan	4.136% (3 Mo. LIBOR + 1.75%	)	6/30/2023	9,646	9,540,834
PowerTeam Services, LLC 1st Lien Initial Term Loan	5.636% (3 Mo. LIBOR + 3.25%	)	3/6/2025	33,857	33,094,978	(h)
PowerTeam Services, LLC 2nd Lien Initial Term Loan	9.636% (3 Mo. LIBOR + 7.25%	)	3/6/2026	12,484	12,296,740	(h)
Star West Generation LLC Advance Term Loan B	7.10% (1 Mo. LIBOR + 4.75%	)	3/13/2020	3,982	3,895,295
Vistra Operations Co. LLC B2 2016 Incremental Term Loan	4.595% (3 Mo. LIBOR + 2.25%	)	12/14/2023	24,125	23,899,224
Vistra Operations Co. LLC B3 2018 Incremental Term Loan	4.303% (3 Mo. LIBOR + 2.00%	)	12/31/2025	28,996	28,609,082
Vistra Operations Co. LLC B1 Initial Term Loan	4.345% (3 Mo. LIBOR + 2.00%	)	8/4/2023	$62,941	$62,139,887
Total					335,717,787
Total Floating Rate Loans (cost $13,993,474,299)					13,805,931,417
Total Long-Term Investments (cost $15,107,756,863)					14,842,843,986

See Notes to Financial Statements.	157

Schedule of Investments (continued)

FLOATING RATE FUND November 30, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
SHORT-TERM INVESTMENTS 1.06%

REPURCHASE AGREEMENTS
Repurchase Agreement dated 11/30/2018, 1.25% due 12/3/2018 with Fixed Income Clearing Corp. collateralized by $166,385,000 of U.S. Treasury Note at 1.50% due 3/31/2023; value: $157,552,286; proceeds: $154,478,079			154,462	154,461,989
Repurchase Agreement dated 11/30/2018, 2.27% due 12/3/2018 with Toronto Dominion Grand Cayman collateralized by $4,348,000 of of U.S. Treasury Note at 2.00% due 4/30/2024; value: $4,170,458; proceeds: $4,000,757			4,000	4,000,000
Total Short-Term Investment (cost $158,461,989)				158,461,989
Total Investments in Securities 100.47% (cost $15,266,218,852)				15,001,305,975
Less Unfunded Loan Commitments (0.41)% (cost $22,403,489)				(22,268,922)
Net Investment 100.06% (cost $15,243,815,363)				14,979,037,053
Liabilities in Excess of Cash and Other Assets(j) (0.06)%				(47,998,670)
Net Assets 100.00%				$14,931,038,383

CAD	Canadian dollar. EUR euro.
NOK	Norwegian krone.
EURIBOR	Euro Interbank Offered Rate.
LIBOR	London Interbank Offered Rate.
NIBOR	Norwegian Inter-bank Offered Rate.
PIK	Payment-in-kind.
Units	More than one class of securities traded together.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at November 30, 2018.
(a)	Securities purchased on a when-issued basis (See Note 2(i)).
(b)	Level 3 Investment as described in Note 2(s) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(c)	Investment in non-U.S. dollar denominated securities.
(d)	Foreign security traded in U.S. dollars.
(e)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(f)	Level 3 Investment as described in Note 2(s) in the Notes to Financials. Security fair valued by the Pricing Committee.
(g)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at November 30, 2018.
(h)	Level 3 Investment as described in Note 2(s) in the Notes to Financials. Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(i)	Interest rate to be determined.
(j)	Liabilities in Excess of Cash and Other Assets include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts and swaps as follows:

158	See Notes to Financial Statements.

Schedule of Investments (continued)

FLOATING RATE FUND November 30, 2018

Centrally Cleared Credit Default Swaps on Indexes - Sell Protection Novemeber 30, 2018(1):

Referenced Index	Central Clearing party	Fund Receives	Termination Date	Notional Amount	Notional Value	Payments Upfront(2)	Unrealized Depreciation(3)
Markit CDX. NA.HY.31(4)(5)	Credit Suisse	5.00%	12/20/2023	$109,181,000	$114,013,252	$6,859,297	$(2,027,045)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments received by Central Clearinghouse are presented net of amortization (See Note 2(q)).
(3)	Total unrealized appreciation on Credit Default Swaps on Indexes amounted to $0. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $2,027,045.
(4)	Central Clearinghouse: Intercontinental Exchange (ICE).
(5)	The Referenced Index is for the Centrally Cleared Credit Default Swaps on Indexes, which is comprised of a basket of high yield issuers.

Open Total Return Swap Contracts at November 30, 2018:

Swap	Referenced	Referenced			Termination	Notional	Notional	Unrealized
Counterparty	Index*	Spread	Units	Position	Date	Amount	Value	Depreciation
Citibank	IBXXLL	3 Mo. LIBOR + .00%	146,302	Long	12/20/2018	$25,000,000	$24,489,164	$(510,836)
Citibank	IBXXLL	3 Mo. LIBOR + .00%	223,451	Long	12/20/2018	38,000,000	37,403,015	(596,985)
Goldman Sachs	IBXXLL	3 Mo. LIBOR + .00%	322,226	Long	12/20/2018	55,000,000	53,936,922	(1,063,078)
J.P. Morgan	IBXXLL	3 Mo. LIBOR + .00%	147,007	Long	12/20/2018	25,000,000	24,607,247	(392,753)
J.P. Morgan	IBXXLL	3 Mo. LIBOR + .00%	129,123	Long	12/20/2018	22,000,000	21,613,707	(386,293)
J.P. Morgan	IBXXLL	3 Mo. LIBOR + .00%	292,723	Long	12/20/2018	50,000,000	48,998,400	(1,001,600)
J.P. Morgan	IBXXLL	3 Mo. LIBOR + .00%	223,359	Long	12/20/2018	38,000,000	37,387,625	(612,375)
Morgan Stanley	IBXXLL	3 Mo. LIBOR + .00%	293,298	Long	12/20/2018	50,000,000	49,094,687	(905,313)
						$303,000,000	$297,530,767	$(5,469,233)

*	iBoxx Leverage Loan Index.

See Notes to Financial Statements.	159

Schedule of Investments (continued)

FLOATING RATE FUND November 30, 2018

Open Forward Foreign Currency Exchange Contracts at November 30, 2018:

Forward
Foreign					U.S. $
Currency					Cost on	U.S. $
Exchange	Transaction		Expiration	Foreign	Origination	Current	Unrealized
Contracts	Type	Counterparty	Date	Currency	Date	Value	Appreciation
Canadian dollar	Sell	Citibank	12/6/2018	18,500,000	$14,233,474	$13,924,761	$308,713
euro	Sell	State Street Bank and Trust	12/7/2018	17,205,000	19,932,497	19,482,208	450,289
euro	Sell	J.P. Morgan	2/19/2019	16,432,000	18,735,280	18,734,688	592
Norwegian krone	Sell	Morgan Stanley	2/20/2019	87,000,000	10,352,657	10,159,652	193,005
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$952,599

Open Futures Contracts at November 30, 2018:

				Notional	Notional	Unrealized
Type	Expiration	Contracts	Position	Amount	Value	Depreciation
U.S. 2-Year Treasury Note	March 2019	2,692	Short	$(567,712,730)	$(567,969,940)	$(257,210)
U.S. 5-Year Treasury Note	March 2019	770	Short	(86,870,268)	(86,979,922)	(109,654)
U.S. 10-Year Treasury Note	March 2019	1,534	Short	(182,699,139)	(183,241,094)	(541,955)
Total Unrealized Depreciation on Open Futures Contracts						$(908,819)

160	See Notes to Financial Statements.

Schedule of Investments (continued)

FLOATING RATE FUND November 30, 2018

The following is a summary of the inputs used as of November 30, 2018 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities	$–	$68,145,428	$28,564,000	$96,709,428
Common Stocks
Energy(3)	261,599	746,931	–	1,008,530
Other	22,171,809	–	–	22,171,809
Convertible Bonds	–	37,491,037	–	37,491,037
Corporate Bonds
Metals/Minerals	–	85,526,588	5	85,526,593
Other	–	794,005,172	–	794,005,172
Floating Rate Loans
Aerospace	–	597,069,864	–	597,069,864
Chemicals	–	218,305,417	15,498,080	233,803,497
Consumer Durables	–	155,300,373	–	155,300,373
Consumer Non-Cyclical	–	–	19,863,525	19,863,525
Consumer Non-Durables	–	164,659,533	20,899,582	185,559,115
Energy	–	500,859,303	53,363,572	554,222,875
Financial	–	1,053,292,564	213,172,899	1,266,465,463
Food & Drug	–	377,494,919	85,694,832	463,189,751
Food/Tobacco	–	276,059,737	–	276,059,737
Forest Products	–	111,554,927	78,514	111,633,441
Gaming/Leisure	–	895,098,908	23,570,939	918,669,847
Healthcare	–	1,156,158,810	104,979,357	1,261,138,167
Housing	–	126,226,654	44,552,445	170,779,099
Information Technology	–	1,633,278,552	73,563,322	1,706,841,874
Manufacturing	–	692,761,562	158,239,894	851,001,456
Media/Telecommunications	–	1,686,290,002	27,942,311	1,714,232,313
Metals/Minerals	–	190,933,257	126,284,727	317,217,984
Retail	–	795,556,660	95,627,169	891,183,829
Service	–	1,122,718,647	125,238,990	1,247,957,637
Technology	–	19,155,779	–	19,155,779
Transportation	–	440,283,038	46,316,044	486,599,082
Utility	–	234,753,352	100,964,435	335,717,787
Short-Term Investments
Repurchase Agreements	–	158,461,989	–	158,461,989
Total	$22,433,408	$13,592,189,003	$1,364,414,642	$14,979,037,053

See Notes to Financial Statements.	161

Schedule of Investments (concluded)

FLOATING RATE FUND November 30, 2018

Investment Type(2)	Level 1	Level 2	Level 3	Total
Other Financial Instruments
Centrally Cleared Credit Default Swap Contracts
Assets	$–	$–	$–	$–
Liabilities	–	(2,027,045)	–	(2,027,045)
Forward Foreign Currency Exchange Contracts
Assets	–	952,599	–	952,599
Liabilities	–	–	–	–
Futures Contracts
Assets	–	–	–	–
Liabilities	(908,819)	–	–	(908,819)
Total Return Swap Contracts
Assets	–	–	–	–
Liabilities	–	(5,469,233)	–	(5,469,233)
Unfunded Commitments
Assets	–	134,567	–	134,567
Liabilities	–	–	–	–
Total	$(908,819)	$(6,409,112)	$–	$(7,317,931)

(1)	Refer to Note 2(s) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.
(3)	Securities in the amount of $326,999 were transferred from Level 2 to Level 1 as a result of utilizing the last sale or official closing price on the exchange or system on which the securities are principally traded on November 30, 2018.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

	Asset-Backed	Corporate	Floating
Investment Type	Securities	Bonds	Rate Loans
Balance as of December 1, 2017	$5,025,000	$1,028	$510,330,921
Accrued Discounts (Premiums)	–	–	1,820,589
Realized Gain (Loss)	–	–	1,542,787
Change in Unrealized Appreciation (Depreciation)	–	–	(18,357,693)
Purchases	28,564,000	–	1,126,880,833
Sales	–	–	(409,351,489)
Transfers into Level 3	–	–	167,656,234
Transfers out of Level 3	(5,025,000)	(1,023)	(44,671,545)
Balance as of November 30, 2018	$28,564,000	$5	$1,335,850,637
Change in unrealized appreciation/depreciation for the year ended November 30, 2018 related to Level 3 investments held at November 30, 2018	$–	$–	$(14,720,225)

162	See Notes to Financial Statements.

Schedule of Investments

HIGH YIELD FUND November 30, 2018

Investments	Shares (000)	Fair Value
LONG-TERM INVESTMENTS 97.91%

COMMON STOCKS 3.43%

Aerospace/Defense 0.09%
Aerovironment, Inc.*	79	$6,038,148

Air Transportation 0.10%
Alaska Air Group, Inc.	87	6,376,477

Auto Parts & Equipment 0.13%
Monro, Inc.	104	8,420,442

Beverages 0.10%
Boston Beer Co., Inc. (The) Class A*	22	6,165,619

Building & Construction 0.06%
LGI Homes, Inc.*	78	3,612,020

Building Materials 0.10%
Summit Materials, Inc. Class A*	459	6,661,663

Chemicals 0.21%
Ecolab, Inc.	43	6,830,615
Mosaic Co. (The)	186	6,705,252
Total		13,535,867

Electric: Generation 0.20%
AES Corp.	434	6,724,039
Vistra Energy Corp.*	276	6,482,828
Total		13,206,867

Energy: Exploration & Production 0.15%
Chaparral Energy, Inc. Class A*	219	2,176,950
Chaparral Energy, Inc. Class B*	65	948,227
Range Resources Corp.	426	6,196,336
Templar Energy LLC Class A Units	191	190,579
Total		9,512,092

Environmental 0.10%
Casella Waste Systems, Inc. Class A*	206	6,729,034

Food & Drug Retailers 0.10%
Fairway Group Holdings Corp.	20	197	(a)
Sprouts Farmers Market, Inc.*	276	6,348,225
Total		6,348,422

See Notes to Financial Statements.	163

Schedule of Investments (continued)

HIGH YIELD FUND November 30, 2018

Investments	Shares (000)	Fair Value
Health Services 0.12%
HealthEquity, Inc.*	84	$7,440,559

Insurance Brokerage 0.10%
Brown & Brown, Inc.	223	6,472,157

Investments & Miscellaneous Financial Services 0.00%
Penson Technologies Class A Units	4,881	48,812	(a)

Media: Content 0.21%
Discovery, Inc. Class A*	215	6,611,589
MSG Networks, Inc. Class A*	269	7,214,666
Total		13,826,255

Medical Products 0.12%
Glaukos Corp.*	114	7,498,396

Personal & Household Products 0.09%
Gibson Brands, Inc.	56	4,393,773	(b)
Remington Outdoor Co., Inc.	128	1,251,169	(b)
Total		5,644,942

Real Estate Investment Trusts 0.21%
Americold Realty Trust	261	7,003,457
Medical Properties Trust, Inc.	396	6,832,219
Total		13,835,676

Recreation & Travel 0.10%
Malibu Boats, Inc. Class A*	139	6,728,588

Restaurants 0.11%
Shake Shack, Inc. Class A*	126	6,985,690

Software/Services 0.10%
Cargurus, Inc.*	166	6,472,367

Specialty Retail 0.71%
Brunello Cucinelli SpA(c)	EUR 199	6,755,165
Canada Goose Holdings, Inc. (Canada)*(d)	102	6,844,511
Claire’s Holdings LLC Common Units	7	6,029,667	(b)
Deckers Outdoor Corp.*	103	13,723,587
Five Below, Inc.*	62	6,503,582
Ulta Salon, Cosmetics & Fragrance, Inc.*	21	6,245,847
Total		46,102,359

164	See Notes to Financial Statements.

Schedule of Investments (continued)

HIGH YIELD FUND November 30, 2018

Investments					Shares (000)	Fair Value
Theaters & Entertainment 0.14%
Manchester United plc Class A (United Kingdom)(d)					148	$2,729,953
SeaWorld Entertainment, Inc.*					233	6,630,144
Total						9,360,097

Tobacco 0.01%
Turning Point Brands, Inc.					30	884,166

Transportation: Infrastructure/Services 0.07%
Chassix Holdings, Inc.					160	4,309,092
Total Common Stocks (cost $243,103,741)						222,215,807

	Interest Rate		Maturity Date	Principal Amount (000)
CONVERTIBLE BONDS 1.49%

Aerospace/Defense 0.10%
Aerojet Rocketdyne Holdings, Inc.	2.25%		12/15/2023		$4,395	6,460,650

Automakers 0.12%
Tesla, Inc.	1.25%		3/1/2021		6,547	7,512,879

Medical Products 0.10%
DexCom, Inc.	0.75%		5/15/2022		4,499	6,501,379

Pharmaceuticals 0.20%
Canopy Growth Corp.†(c)	4.25%		7/15/2023	CAD	6,890	6,559,929
Tilray, Inc. (Canada)†(d)	5.00%		10/1/2023		$7,883	6,688,946
Total						13,248,875

Software/Services 0.80%
Everbridge, Inc.	1.50%		11/1/2022		4,290	7,286,192
FireEye, Inc.†	0.875%		6/1/2024		6,497	7,214,158
Five9, Inc.†	0.125%		5/1/2023		6,030	7,268,743
MongoDB, Inc.†	0.75%		6/15/2024		4,642	6,321,322
Twilio, Inc.†	0.25%		6/1/2023		6,948	10,292,413
Twitter, Inc.†	0.25%		6/15/2024		7,490	6,768,855
Weibo Corp. (China)†(d)	1.25%		11/15/2022		6,921	6,446,524
Total						51,598,207

Specialty Retail 0.12%
Etsy, Inc.†	–	(g)	3/1/2023		5,042	8,045,560

Telecommunications: Satellite 0.05%
Intelsat SA (Luxembourg)†(d)	4.50%		6/15/2025		1,872	3,058,614
Total Convertible Bonds (cost $95,316,519)						96,426,164

See Notes to Financial Statements.	165

Schedule of Investments (continued)

HIGH YIELD FUND November 30, 2018

Investments	Dividend Rate			Shares (000)	Fair Value
CONVERTIBLE PREFERRED STOCKS 0.31%

Chemicals 0.10%
International Flavors & Fragrances, Inc.	6.00%			119	$6,627,203

Electric: Integrated 0.21%
DTE Energy Co.	6.50%			120	6,574,459
Sempra Energy	6.00%			66	6,674,094
Total					13,248,553
Total Convertible Preferred Stocks (cost $19,914,924)					19,875,756

	Interest Rate		Maturity Date	Principal Amount (000)

FLOATING RATE LOANS(e) 5.28%

Advertising 0.11%
Southern Graphics Inc. 2nd Lien Initial Term Loan	9.845% (2 Mo. LIBOR + 7.50%	)	12/31/2023	$6,950	6,950,000

Aerospace/Defense 0.15%
Forming Machining Industries Holdings, LLC 1st Lien Initial Term Loan	6.851% (3 Mo. LIBOR + 4.25%	)	10/3/2025	9,681	9,632,595

Auto Parts & Equipment 0.21%
Deck Chassis Acquisition Inc. 2nd Lien Initial Term Loan	8.527% (3 Mo. LIBOR + 6.00%	)	6/15/2023	6,629	6,703,576	(f)
FPC Holdings, Inc. 2nd Lien Term Loan B1	11.386% (3 Mo. LIBOR + 9.00%	)	5/19/2023	6,708	6,797,418
Total					13,500,994

Building Materials 0.11%
Yak Access, LLC 2nd Lien Initial Term Loan	12.318% (1 Mo. LIBOR + 10.00%	)	7/10/2026	7,854	7,225,680	(f)

Department Stores 0.29%
Belk, Inc. 1st Lien Closing Date Term Loan	7.365% (3 Mo. LIBOR + 4.75%	)	12/12/2022	7,718	6,206,007
Neiman Marcus Group Ltd LLC Other Term Loan	5.568% (3 Mo. LIBOR + 3.25%	)	10/25/2020	14,354	12,497,953
Total					18,703,960

Discount Stores 0.21%
99¢ Only Stores 1st Lien Tranche B2 Term Loan	7.386% (3 Mo. LIBOR + 5.00%	)	1/13/2022	14,329	13,397,155

166	See Notes to Financial Statements.

Schedule of Investments (continued)

HIGH YIELD FUND November 30, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Diversified Capital Goods 0.31%
Crosby US Acquisition Corp. 1st Lien Initial Term Loan	5.306% (3 Mo. LIBOR + 3.00%	)	11/23/2020	$6,880	$6,776,458
EXC Holdings III Corp. 2nd Lien Initial Term Loan	9.85% (3 Mo. LIBOR + 7.50%	)	12/1/2025	6,456	6,512,490
Safe Fleet Holdings LLC 2nd Lien Initial Term Loan	9.07% (1 Mo. LIBOR + 6.75%	)	2/2/2026	6,675	6,574,875
Total					19,863,823

Electric: Generation 0.69%
Frontera Generation Holdings LLC Initial Term Loan	6.564% (1 Mo. LIBOR + 4.25%	)	5/2/2025	6,733	6,709,534
Helix Gen Funding, LLC Term Loan	6.095% (3 Mo. LIBOR + 3.75%	)	6/3/2024	7,379	6,856,279
Longview Power, LLC Advance Term Loan B	8.53% (3 Mo. LIBOR + 6.00%	)	4/13/2021	7,866	6,807,222
Moxie Patriot LLC Construction Advances Term Loan B2	8.136% (3 Mo. LIBOR + 5.75%	)	12/19/2020	6,278	6,218,813
MRP Generation Holdings, LLC Term Loan	9.386% (3 Mo. LIBOR + 7.00%	)	10/18/2022	6,887	6,749,184	(f)
Sandy Creek Energy Associates, L.P. Term Loan	6.386% (3 Mo. LIBOR + 4.00%	)	11/9/2020	7,393	6,561,476
Star West Generation LLC Advance Term Loan B	7.10% (1 Mo. LIBOR + 4.75%	)	3/13/2020	1,285	1,257,494
Temple Generation1, LLC 2nd Lien Advance Term Loan	10.307% (1 Mo. LIBOR + 8.00%	)	2/7/2023	3,494	3,514,395
Total					44,674,397

Electronics 0.10%
Vectra Co. 2nd Lien Initial Term Loan	9.595% (1 Mo. LIBOR + 7.25%	)	3/8/2026	6,739	6,739,000

Energy: Exploration & Production 0.04%
California Resources Corp. Initial Term Loan	7.065% (1 Mo. LIBOR + 4.75%	)	12/31/2022	2,411	2,436,664

Food & Drug Retailers 0.00%
Fairway Group Acquisition Company Last Out Term Loan	4.50%		11/24/2023	1,368	137	(f)
Fairway Group Acquisition Company Term Loan	4.00%		2/24/2024	1,212	121	(f)
Total					258

See Notes to Financial Statements.	167

Schedule of Investments (continued)

HIGH YIELD FUND November 30, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Gaming 0.28%
Cowlitz Tribal Gaming Authority Term Loan B	12.845% (1 Mo. LIBOR + 10.50%	)	12/6/2021	$17,205	$18,258,276	(f)

Health Services 0.10%
Sound Inpatient Physicians, Inc. 2nd Lien Initial Term Loan	9.095% (1 Mo. LIBOR + 6.75%	)	6/26/2026	6,720	6,750,811

Machinery 0.10%
North American Lifting Holdings, Inc. 2nd Lien Term Loan	11.386% (3 Mo. LIBOR + 9.00%	)	11/27/2021	7,323	6,352,703

Medical Products 0.08%
Viant Medical Holdings, Inc. 2nd Lien Initial Term Loan	10.148% (3 Mo. LIBOR + 7.75%	)	7/2/2026	4,986	4,961,108	(f)

Packaging 0.00%
Ranpak Corp. 2nd Lien Initial Term Loan	9.56% (3 Mo. LIBOR + 7.25%	)	10/3/2022	61	60,670	(f)

Personal & Household Products 0.48%
Britax U.S. Holdings Inc. Initial Dollar Term Loan	5.886% (3 Mo. LIBOR + 3.50%	)	10/15/2020	14,430	11,724,553
Energizer Holdings, Inc. Bridge Term Loan	–	(g)	6/30/2020	5,316	5,316,000
FGI Operating Company, LLC Exit Term Loan	12.616% (3 Mo. LIBOR + 10.00%	)	5/15/2022	789	788,960	(f)
Revlon Consumer Products Corp. Initial Term Loan B	5.886% (3 Mo. LIBOR + 3.50%) - 6.206%		9/7/2023	8,897	6,618,317
TGP Holdings III LLC 2nd Lien Initial Term Loan	10.886% (3 Mo. LIBOR + 8.50%	)	9/25/2025	7,243	7,147,935
Total					31,595,765

Printing & Publishing 0.08%
J.D. Power 2nd Lien Initial Term Loan	10.845% (3 Mo. LIBOR + 8.50%	)	9/7/2024	5,249	5,274,994	(f)

Recreation & Travel 0.10%
Bulldog Purchaser Inc. 2nd Lien Delayed Draw Term Loan	–	(g)	9/7/2020	2,333	2,334,813
Bulldog Purchaser Inc. 2nd Lien Initial Term Loan	10.095% (3 Mo. LIBOR + 7.75%	)	9/4/2026	4,487	4,490,094
Total					6,824,907

168	See Notes to Financial Statements.

Schedule of Investments (continued)

HIGH YIELD FUND November 30, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Restaurants 0.36%
Del Frisco’s Restaurant Group, Inc. Initial Term Loan	8.375% (1 Mo. LIBOR + 6.00%	)	6/27/2025	$9,855	$9,411,412	(f)
Flynn Restaurant Group LP 2nd Lien Initial Term Loan	9.299% (1 Mo. LIBOR + 7.00%	)	6/29/2026	6,747	6,595,193
Fogo de Chao, Inc. Refinancing Term Loan	6.595% (3 Mo. LIBOR + 4.25%	)	4/5/2025	7,156	7,165,169
Total					23,171,774

Service 0.11%
Navicure, Inc. 2nd Lien Initial Term Loan	9.845% (1 Mo. LIBOR + 7.50%	)	10/31/2025	7,199	7,145,008	(f)

Software/Services 0.08%
Vertafore, Inc. 2nd Lien Initial Term Loan	9.595% (1 Mo. LIBOR + 7.25%	)	7/2/2026	5,228	5,149,699

Specialty Retail 0.76%
Ascena Retail Group, Inc. 2015 Term Loan	6.875% (3 Mo. LIBOR + 4.50%	)	8/21/2022	6,142	5,842,818
Boardriders, Inc. Initial Term Loan	8.845% (1 Mo. LIBOR + 6.50%	)	4/23/2024	8,129	8,190,119
Claire’s Stores, Inc. Revolving Credit	–	(g)	10/12/2038	271	271,366	(f)
Claire’s Stores, Inc. Term Loan	9.938% (6 Mo. LIBOR + 7.25%	)	10/12/2038	905	1,295,811
Container Store, Inc., (The) Term Loan B2	7.345% (1 Mo. LIBOR + 5.00%	)	9/14/2023	6,761	6,558,631	(f)
GOBP Holdings, Inc. 2nd Lien Initial Term Loan	9.595% (3 Mo. LIBOR + 7.25%	)	10/22/2026	7,553	7,572,220
J. Crew Group, Inc. Amended Term Loan	5.565% (1 Mo. LIBOR + 3.22%) - 5.606%		3/5/2021	14,977	12,608,825
Petco Animal Supplies, Inc. Term Loan	5.777% (3 Mo. LIBOR + 3.25%	)	1/26/2023	8,805	6,644,157
Total					48,983,947

Support: Services 0.33%
CIBT Global, Inc. 2nd Lien Initial Term Loan	10.136% (3 Mo. LIBOR + 7.75%	)	6/1/2025	5,824	5,751,530	(f)
DG Investment Intermediate Holdings 2, Inc. 2nd Lien Initial Term Loan	9.095% (3 Mo. LIBOR + 6.75%	)	2/2/2026	1,875	1,855,896	(f)
KUEHG Corp. 2nd Lien Initial B Term Loan	10.636% (3 Mo. LIBOR + 8.25%	)	8/22/2025	7,108	7,179,080
PowerTeam Services, LLC 2nd Lien Initial Term Loan	9.636% (3 Mo. LIBOR + 7.25%	)	3/6/2026	6,535	6,436,975	(f)
Total					21,223,481

See Notes to Financial Statements.	169

Schedule of Investments (continued)

HIGH YIELD FUND November 30, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Telecommunications: Wireline Integrated & Services 0.10%
Cyxtera DC Holdings, Inc. 2nd Lien Initial Term Loan	9.57% (1 Mo. LIBOR + 7.25%	)	5/1/2025		$6,610	$6,378,650

Transportation: Infrastructure/Services 0.10%
Commercial Barge Line Co. Initial Term Loan	11.095% (1 Mo. LIBOR + 8.75%	)	11/12/2020		8,781	6,527,266
Total Floating Rate Loans (cost $347,541,114)						341,783,585

FOREIGN BONDS(c) 1.37%

Canada 0.36%
Bausch Health Cos., Inc.†	4.50%		5/15/2023	EUR	20,731	23,085,139

France 0.10%
CMA CGM SA†	5.25%		1/15/2025	EUR	6,957	6,593,585

Italy 0.14%
Inter Media & Communication SpA†	4.875%		12/31/2022	EUR	8,337	9,485,709

Netherlands 0.38%
Darling Global Finance BV†	3.625%		5/15/2026	EUR	6,292	7,167,695
Dutch Lion BV PIK 12.00%†	11.25%		6/15/2020	EUR	7,685	8,395,612
Hema Bondco II BV†	8.50%		1/15/2023	EUR	10,588	9,078,709
Total						24,642,016

United Kingdom 0.39%
Mclaren Finance plc	5.00%		8/1/2022	GBP	12,894	15,271,859
Stonegate Pub Co. Financing plc†	4.875%		3/15/2022	GBP	7,941	9,896,604
Total						25,168,463
Total Foreign Bonds (cost $94,592,524)						88,974,912

FOREIGN GOVERNMENT OBLIGATIONS(d) 0.95%

Argentina
City of Buenos Aires†	7.50%		6/1/2027		$9,318	8,185,956
Province of Santa Fe†	6.90%		11/1/2027		9,777	7,332,848
Provincia de Cordoba†	7.45%		9/1/2024		7,844	6,548,171
Provincia de la Rioja†	9.75%		2/24/2025		12,294	9,835,323
Provincia de Mendoza†	8.375%		5/19/2024		8,082	6,841,413
Provincia de Rio Negro†	7.75%		12/7/2025		13,579	9,743,069
Republic of Argentina	5.625%		1/26/2022		7,113	6,318,122
Republic of Argentina	6.875%		4/22/2021		6,781	6,423,302
Total Foreign Government Obligations (cost $70,150,075)						61,228,204

170	See Notes to Financial Statements.

Schedule of Investments (continued)

HIGH YIELD FUND November 30, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
HIGH YIELD CORPORATE BONDS 84.67%

Advertising 0.41%
Clear Channel Worldwide Holdings, Inc.	6.50%	11/15/2022	$19,467	$19,862,180
Lamar Media Corp.	5.75%	2/1/2026	6,754	6,897,523
Total				26,759,703

Aerospace/Defense 1.06%
BBA US Holdings, Inc.†	5.375%	5/1/2026	6,546	6,349,620
Bombardier, Inc.(Canada)†(d)	7.50%	3/15/2025	36,958	35,248,692
Booz Allen Hamilton, Inc.†	5.125%	5/1/2025	10,038	9,787,050
Kratos Defense & Security Solutions, Inc.†	6.50%	11/30/2025	9,646	9,947,438
Triumph Group, Inc.	5.25%	6/1/2022	7,754	6,997,985
Total				68,330,785

Air Transportation 0.43%
Air Canada 2015-2 Class B Pass-Through Trust (Canada)†(d)	5.00%	6/15/2025	4,930	4,991,220
Azul Investments LLP†	5.875%	10/26/2024	14,839	13,789,141
Hawaiian Airlines 2013-1 Class B Pass-Through Certificates	4.95%	7/15/2023	8,680	8,769,977
Total				27,550,338

Auto Loans 0.09%
General Motors Financial Co., Inc.	3.85%	1/5/2028	6,288	5,531,194

Auto Parts & Equipment 0.40%
Allison Transmission, Inc.†	5.00%	10/1/2024	13,648	13,170,320
Optimas OE Solutions Holding LLC/Optimas OE Solutions, Inc.†	8.625%	6/1/2021	6,117	5,597,055
Wabash National Corp.†	5.50%	10/1/2025	7,816	6,975,780
Total				25,743,155

Automakers 0.92%
Aston Martin Capital Holdings Ltd. (Jersey)†(d)	6.50%	4/15/2022	10,157	9,763,416
General Motors Co.	5.00%	10/1/2028	10,223	9,611,198
General Motors Corp.(h)	7.20%	1/15/2049	8,500	850	(a)
Navistar International Corp.†	6.625%	11/1/2025	6,506	6,465,403
Tesla, Inc.†	5.30%	8/15/2025	38,536	33,429,980
Total				59,270,847

See Notes to Financial Statements.	171

Schedule of Investments (continued)

HIGH YIELD FUND November 30, 2018

Investments	Interest Rate		Maturity Date		Principal Amount (000)		Fair Value
Automotive 0.04%
Piaggio & C SpA(c)	3.625%		4/30/2025		EUR	2,530	$2,864,128

Banking 1.50%
Ally Financial, Inc.	8.00%		11/1/2031			$25,254	29,615,366
Banco de Galicia y Buenos Aires SA (Argentina)†(d)	8.25% (5 Yr Treasury CMT + 7.16%	)#	7/19/2026			4,123	3,844,698
BankUnited, Inc.	4.875%		11/17/2025			12,909	13,088,732
CIT Group, Inc.	5.25%		3/7/2025			4,114	4,144,032
CIT Group, Inc.	6.00%		4/1/2036			2,695	2,499,613
CIT Group, Inc.	6.125%		3/9/2028			15,795	16,268,850
Macquarie Bank Ltd. (United Kingdom)†(d)	6.125% (5 Yr. Swap + 3.70%	)#	–	(i)		7,417	6,462,061
Popular, Inc.	6.125%		9/14/2023			10,190	10,202,737
Texas Capital Bank NA	5.25%		1/31/2026			10,952	10,619,545
Washington Mutual Bank(j)	6.875%		6/15/2011			10,000	1,000	(a)
Total							96,746,634

Beverages 0.11%
Central American Bottling Corp. (Guatemala)†(d)	5.75%		1/31/2027			7,306	7,196,410

Building & Construction 2.57%
Ashton Woods USA LLC/Ashton Woods Finance Co.†	6.75%		8/1/2025			10,610	9,602,050
Century Communities, Inc.	5.875%		7/15/2025			14,772	13,387,125
Lennar Corp.	4.50%		4/30/2024			7,271	6,980,160
Lennar Corp.	4.75%		5/30/2025			14,443	13,756,957
Lennar Corp.	4.75%		11/29/2027			2,569	2,373,114
New Home Co., Inc. (The)	7.25%		4/1/2022			9,477	9,240,075
PulteGroup, Inc.	5.00%		1/15/2027			15,076	14,058,370
PulteGroup, Inc.	5.50%		3/1/2026			13,107	12,979,862
PulteGroup, Inc.	6.375%		5/15/2033			8,068	7,442,730
Shea Homes LP/Shea Homes Funding Corp.†	6.125%		4/1/2025			9,464	8,517,600
Taylor Morrison Communities, Inc.	6.625%		5/15/2022			6,755	6,805,663
Toll Brothers Finance Corp.	4.35%		2/15/2028			6,168	5,443,260
Toll Brothers Finance Corp.	4.875%		3/15/2027			12,422	11,540,038
TopBuild Corp.†	5.625%		5/1/2026			9,453	8,791,290
TRI Pointe Group, Inc.	5.25%		6/1/2027			14,632	11,906,790
William Lyon Homes, Inc.	5.875%		1/31/2025			11,343	9,726,623
William Lyon Homes, Inc.	6.00%		9/1/2023			11,053	10,196,392
William Lyon Homes, Inc.	7.00%		8/15/2022			3,780	3,800,034
Total							166,548,133

172	See Notes to Financial Statements.

Schedule of Investments (continued)

HIGH YIELD FUND November 30, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Building Materials 0.88%
Beacon Roofing Supply, Inc.†	4.875%	11/1/2025	$7,712	$7,027,560
Builders FirstSource, Inc.†	5.625%	9/1/2024	2,812	2,594,070
Grupo Cementos de Chihuahua SAB de CV (Mexico)†(d)	5.25%	6/23/2024	2,139	2,049,804
Hillman Group, Inc. (The)†	6.375%	7/15/2022	13,899	11,953,140
PGT Escrow Issuer, Inc.†	6.75%	8/1/2026	13,239	13,404,487
Pisces Midco, Inc.†	8.00%	4/15/2026	10,285	9,809,319
Summit Materials LLC/Summit Materials Finance Corp.†	5.125%	6/1/2025	11,314	10,295,740
Total				57,134,120

Cable & Satellite Television 4.59%
Altice France SA (France)†(d)	7.375%	5/1/2026	35,121	33,847,864
Altice France SA (France)†(d)	8.125%	2/1/2027	7,528	7,396,260
Altice Luxembourg SA (Luxembourg)†(d)	7.75%	5/15/2022	6,000	5,737,500
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.125%	5/1/2027	15,795	15,005,250
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.75%	2/15/2026	36,363	36,454,271
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.875%	4/1/2024	34,427	34,814,304
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.875%	5/1/2027	28,788	28,392,165
CSC Holdings LLC†	5.50%	4/15/2027	28,986	27,899,025
CSC Holdings LLC†	10.875%	10/15/2025	22,447	25,926,285
DISH DBS Corp.	7.75%	7/1/2026	34,934	31,069,426
Radiate Holdco LLC/Radiate Finance, Inc.†	6.625%	2/15/2025	7,081	6,390,602
UPCB Finance IV Ltd.†	5.375%	1/15/2025	26,420	25,412,870
Ziggo BV (Netherlands)†(d)	5.50%	1/15/2027	19,900	18,581,625
Total				296,927,447

Chemicals 2.40%
Ashland LLC	6.875%	5/15/2043	15,374	15,335,565
Blue Cube Spinco LLC	10.00%	10/15/2025	11,816	13,558,860
CF Industries, Inc.	4.95%	6/1/2043	3,851	3,008,594
CF Industries, Inc.	5.15%	3/15/2034	24,328	21,043,720
CVR Partners LP/CVR Nitrogen Finance Corp.†	9.25%	6/15/2023	6,571	6,926,162
GCP Applied Technologies, Inc.†	5.50%	4/15/2026	6,832	6,550,180
Ingevity Corp.†	4.50%	2/1/2026	18,205	16,839,625
Mexichem SAB de CV (Mexico)†(d)	5.875%	9/17/2044	5,222	4,530,085
Momentive Performance Materials, Inc.	10.00%	10/15/2020	3,105	310	(a)
OCI NV (Netherlands)†(d)	6.625%	4/15/2023	10,463	10,659,181
SPCM SA (France)†(d)	4.875%	9/15/2025	11,931	10,940,727
TPC Group, Inc.†	8.75%	12/15/2020	6,608	6,409,760

See Notes to Financial Statements.	173

Schedule of Investments (continued)

HIGH YIELD FUND November 30, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Chemicals (continued)
Turkiye Sise ve Cam Fabrikalari AS (Turkey)†(d)	4.25%	5/9/2020	$13,933	$13,566,423
Versum Materials, Inc.†	5.50%	9/30/2024	9,718	9,620,820
Yingde Gases Investment Ltd. (Hong Kong)†(d)	6.25%	1/19/2023	17,469	16,167,456
Total				155,157,468

Consumer/Commercial/Lease Financing 2.12%
ACE Cash Express, Inc.†	12.00%	12/15/2022	8,127	8,045,730
Curo Group Holdings Corp.†	8.25%	9/1/2025	13,210	11,096,400
Enova International, Inc.†	8.50%	9/15/2025	6,895	6,291,688
Enova International, Inc.†	8.50%	9/1/2024	13,472	12,427,920
Freedom Mortgage Corp.†	8.125%	11/15/2024	4,909	4,381,283
Freedom Mortgage Corp.†	8.25%	4/15/2025	6,197	5,554,061
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.†	5.25%	10/1/2025	11,070	10,129,050
Nationstar Mortgage Holdings, Inc.†	9.125%	7/15/2026	13,261	13,451,627
Navient Corp.	6.125%	3/25/2024	27,546	25,893,240
Navient Corp.	6.75%	6/25/2025	26,221	24,385,530
Provident Funding Associates LP/PFG Finance Corp.†	6.375%	6/15/2025	6,671	6,387,482
Quicken Loans, Inc.†	5.25%	1/15/2028	10,216	9,130,550
Total				137,174,561

Diversified Capital Goods 1.24%
BCD Acquisition, Inc.†	9.625%	9/15/2023	9,034	9,598,625
EnerSys†	5.00%	4/30/2023	7,157	7,013,860
GE Capital International Funding Co. Unlimited Co. (Ireland)(d)	3.373%	11/15/2025	7,712	6,669,879
Griffon Corp.	5.25%	3/1/2022	5,735	5,376,563
JB Poindexter & Co., Inc.†	7.125%	4/15/2026	9,888	9,467,760
KOC Holding AS (Turkey)†(d)	5.25%	3/15/2023	10,531	9,798,042
SPX FLOW, Inc.†	5.625%	8/15/2024	12,220	11,868,675
SPX FLOW, Inc.†	5.875%	8/15/2026	7,252	6,961,920
Stevens Holding Co., Inc.†	6.125%	10/1/2026	6,708	6,640,920
Werner FinCo LP/Werner FinCo, Inc.†	8.75%	7/15/2025	7,457	6,972,295
Total				80,368,539

Electric: Distribution/Transportation 0.21%
Cemig Geracao e Transmissao SA (Brazil)†(d)	9.25%	12/5/2024	12,618	13,450,157

Electric: Generation 2.15%
Calpine Corp.	5.75%	1/15/2025	32,607	30,079,957
Clearway Energy Operating LLC	5.00%	9/15/2026	5,331	4,864,537

174	See Notes to Financial Statements.

Schedule of Investments (continued)

HIGH YIELD FUND November 30, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electric: Generation (continued)
Clearway Energy Operating LLC	5.375%	8/15/2024	$2,121	$2,020,253
Clearway Energy Operating LLC†	5.75%	10/15/2025	8,972	8,657,980
DPL, Inc.	7.25%	10/15/2021	6,507	6,938,089
Elwood Energy LLC	8.159%	7/5/2026	7,437	7,995,145
NextEra Energy Operating Partners LP†	4.50%	9/15/2027	12,492	11,508,255
NRG Energy, Inc.	5.75%	1/15/2028	16,504	16,153,290
NSG Holdings LLC/NSG Holdings, Inc.†	7.75%	12/15/2025	8,211	8,826,574
Red Oak Power LLC	9.20%	11/30/2029	10,062	11,420,370
Rio Energy SA/UGEN SA/UENSA SA (Argentina)†(d)	6.875%	2/1/2025	9,676	7,619,850
Stoneway Capital Corp.(Argentina)†(d)	10.00%	3/1/2027	7,075	6,385,076
Talen Energy Supply LLC	4.60%	12/15/2021	109	100,008
Terraform Global Operating LLC†	6.125%	3/1/2026	6,836	6,421,738
Vistra Operations Co. LLC†	5.50%	9/1/2026	10,223	10,095,212
Total				139,086,334

Electric: Integrated 0.40%
Aegea Finance Sarl (Brazil)†(d)	5.75%	10/10/2024	10,675	10,194,732
AES Corp. (The)	4.50%	3/15/2023	8,515	8,472,425
AES Corp. (The)	5.125%	9/1/2027	7,415	7,322,312
Total				25,989,469

Electronics 0.42%
Nokia OYJ (Finland)(d)	4.375%	6/12/2027	7,116	6,664,490
Qorvo, Inc.†	5.50%	7/15/2026	7,095	6,899,888
Sensata Technologies BV†	5.625%	11/1/2024	13,449	13,533,056
Total				27,097,434

Energy: Exploration & Production 8.22%
Afren plc (United Kingdom)†(d)(j)	6.625%	12/9/2020	4,806	16,917
Afren plc (United Kingdom)†(d)(j)	10.25%	4/8/2019	3,367	11,851
Afren plc (United Kingdom)†(d)(j)	11.50%	2/1/2016	4,294	15,114
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp.	7.875%	12/15/2024	20,481	14,797,522
Berry Petroleum Co. LLC†	7.00%	2/15/2026	13,315	12,715,559
Bruin E&P Partners LLC†	8.875%	8/1/2023	6,648	6,207,570
California Resources Corp.†	8.00%	12/15/2022	35,258	26,972,370
Callon Petroleum Co.	6.125%	10/1/2024	13,586	13,178,420
Carrizo Oil & Gas, Inc.	8.25%	7/15/2025	8,474	8,664,665
Centennial Resource Production LLC†	5.375%	1/15/2026	13,592	12,776,480
Chaparral Energy, Inc.†	8.75%	7/15/2023	11,102	10,546,900

See Notes to Financial Statements.	175

Schedule of Investments (continued)

HIGH YIELD FUND November 30, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Energy: Exploration & Production (continued)
Chesapeake Energy Corp.	7.00%	10/1/2024	$21,578	$20,175,430
Chesapeake Energy Corp.	7.50%	10/1/2026	8,555	7,977,537
Covey Park Energy LLC/Covey Park Finance Corp.†	7.50%	5/15/2025	10,404	9,831,780
Denbury Resources, Inc.	4.625%	7/15/2023	10,232	7,264,720
Denbury Resources, Inc.	5.50%	5/1/2022	18,702	14,406,151
Denbury Resources, Inc.†	9.00%	5/15/2021	6,758	6,808,685
Diamondback Energy, Inc.	4.75%	11/1/2024	19,941	19,392,622
Eclipse Resources Corp.	8.875%	7/15/2023	6,980	6,840,400
Endeavor Energy Resources LP/EER Finance, Inc.†	5.50%	1/30/2026	6,790	7,010,675
EP Energy LLC/Everest Acquisition Finance, Inc.†	8.00%	2/15/2025	5,770	2,913,850
EP Energy LLC/Everest Acquisition Finance, Inc.†	8.00%	11/29/2024	13,141	11,498,375
Extraction Oil & Gas, Inc.†	7.375%	5/15/2024	8,312	7,356,120
Geopark Ltd. (Chile)†(d)	6.50%	9/21/2024	6,957	6,635,239
Gulfport Energy Corp.	6.375%	5/15/2025	7,032	6,407,910
Gulfport Energy Corp.	6.375%	1/15/2026	7,042	6,302,590
HighPoint Operating Corp.	7.00%	10/15/2022	7,112	6,703,060
Hilcorp Energy I LP/Hilcorp Finance Co.†	5.00%	12/1/2024	10,206	9,312,975
Hilcorp Energy I LP/Hilcorp Finance Co.†	5.75%	10/1/2025	9,092	8,455,560
Hilcorp Energy I LP/Hilcorp Finance Co.†	6.25%	11/1/2028	7,210	6,786,413
Hunt Oil Co. of Peru LLC Sucursal Del Peru (Peru)†(d)	6.375%	6/1/2028	10,038	10,173,513
Indigo Natural Resources LLC†	6.875%	2/15/2026	10,220	9,453,500
Jagged Peak Energy LLC†	5.875%	5/1/2026	14,579	13,886,497
Jonah Energy LLC/Jonah Energy Finance Corp.†	7.25%	10/15/2025	21,288	15,859,560
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp.†	6.00%	8/1/2026	10,440	10,126,800
MEG Energy Corp. (Canada)†(d)	6.50%	1/15/2025	10,802	11,058,547
MEG Energy Corp. (Canada)†(d)	7.00%	3/31/2024	25,073	23,599,961
Murphy Oil Corp.	6.875%	8/15/2024	6,769	6,913,415
Parsley Energy LLC/Parsley Finance Corp.†	6.25%	6/1/2024	7,256	7,256,000
PDC Energy, Inc.	6.125%	9/15/2024	4,119	3,964,538
Range Resources Corp.	4.875%	5/15/2025	9,611	8,770,037
Sable Permian Resources Land LLC/AEPB Finance Corp.†	13.00%	11/30/2020	7,706	8,052,770
Sanchez Energy Corp.†	7.25%	2/15/2023	9,174	7,958,445
SM Energy Co.	5.625%	6/1/2025	6,487	6,000,475
SM Energy Co.	6.625%	1/15/2027	7,165	6,878,400
SM Energy Co.	6.75%	9/15/2026	9,226	8,903,090
Southwestern Energy Co.	7.50%	4/1/2026	6,639	6,721,988
Southwestern Energy Co.	7.75%	10/1/2027	11,924	12,117,169

176	See Notes to Financial Statements.

Schedule of Investments (continued)

HIGH YIELD FUND November 30, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Energy: Exploration & Production (continued)
SRC Energy, Inc.	6.25%	12/1/2025		$14,357	$12,634,160
Tapstone Energy LLC/Tapstone Energy Finance Corp.†	9.75%	6/1/2022		20,765	17,157,081
Tullow Oil plc (United Kingdom)†(d)	7.00%	3/1/2025		10,399	9,528,084
W&T Offshore, Inc.†	9.75%	11/1/2023		8,260	7,454,650
WildHorse Resource Development Corp.	6.875%	2/1/2025		9,683	9,489,340
WPX Energy, Inc.	5.25%	9/15/2024		11,997	11,457,135
WPX Energy, Inc.	5.75%	6/1/2026		8,510	8,212,150
Total					531,610,765

Environmental 0.57%
Covanta Holding Corp.	6.00%	1/1/2027		13,432	12,558,920
Hulk Finance Corp. (Canada)†(d)	7.00%	6/1/2026		7,910	7,099,225
Paprec Holding SA(c)	4.00%	3/31/2025	EUR	4,681	4,685,271
Waste Pro USA, Inc.†	5.50%	2/15/2026		$13,669	12,609,653
Total					36,953,069

Food & Drug Retailers 0.80%
Albertsons Cos LLC/Safeway, Inc./Albertsons LP/Albertson’s LLC	6.625%	6/15/2024		30,321	29,373,469
Albertsons Cos. LLC/Safeway, Inc./New Albertsons LP/Albertson’s LLC	5.75%	3/15/2025		3,797	3,407,807
Fresh Market, Inc. (The)†	9.75%	5/1/2023		11,579	8,624,039
Ingles Markets, Inc.	5.75%	6/15/2023		10,562	10,535,595
Total					51,940,910

Food: Wholesale 1.87%
B&G Foods, Inc.	5.25%	4/1/2025		8,617	8,176,240
Chobani LLC/Chobani Finance Corp., Inc.†	7.50%	4/15/2025		7,753	6,386,534
Dole Food Co., Inc.†	7.25%	6/15/2025		6,673	6,305,985
FAGE International SA/FAGE USA Dairy Industry, Inc. (Luxembourg)†(d)	5.625%	8/15/2026		12,709	11,056,830
JBS USA LUX SA/JBS USA Finance, Inc.†	5.875%	7/15/2024		6,909	6,814,001
JBS USA LUX SA/JBS USA Finance, Inc.†	6.75%	2/15/2028		6,905	6,723,744
KeHE Distributors LLC/KeHE Finance Corp.†	7.625%	8/15/2021		6,361	5,947,535
Kernel Holding SA (Ukraine)†(d)	8.75%	1/31/2022		7,296	7,020,977
Lamb Weston Holdings, Inc.†	4.625%	11/1/2024		11,719	11,352,781
Lamb Weston Holdings, Inc.†	4.875%	11/1/2026		9,043	8,841,793
Matterhorn Merger Sub LLC/Matterhorn Finance Sub, Inc.†	8.50%	6/1/2026		10,418	9,141,795
MHP Lux SA (Luxembourg)†(d)	6.95%	4/3/2026		7,807	6,751,759
Performance Food Group, Inc.†	5.50%	6/1/2024		6,640	6,490,600

See Notes to Financial Statements.	177

Schedule of Investments (continued)

HIGH YIELD FUND November 30, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Food: Wholesale (continued)
Post Holdings, Inc.†	5.50%	3/1/2025	$8,532	$8,169,390
Simmons Foods, Inc.†	7.75%	1/15/2024	3,806	3,901,150
Tonon Luxembourg SA (Luxembourg)†(d)(j)	10.50%	5/14/2024	4,699	234,958
TreeHouse Foods, Inc.†	6.00%	2/15/2024	8,043	7,982,678
Total				121,298,750

Forestry/Paper 0.94%
Eldorado Intl. Finance GmbH (Austria)†(d)	8.625%	6/16/2021	6,850	7,106,944
Louisiana-Pacific Corp.	4.875%	9/15/2024	6,870	6,715,425
Mercer International, Inc. (Canada)(d)	5.50%	1/15/2026	9,824	8,988,960
Mercer International, Inc. (Canada)†(d)(k)	7.375%	1/15/2025	8,467	8,522,544
Norbord, Inc. (Canada)†(d)	6.25%	4/15/2023	12,650	12,729,062
Rayonier AM Products, Inc.†	5.50%	6/1/2024	6,825	6,279,000
Suzano Austria GmbH (Brazil)†(d)	6.00%	1/15/2029	10,055	10,180,687
Total				60,522,622

Gaming 2.08%
Boyd Gaming Corp.	6.00%	8/15/2026	5,941	5,770,196
Buena Vista Gaming Authority†	13.00%	4/1/2023	9,348	9,020,820
Churchill Downs, Inc.†	4.75%	1/15/2028	15,907	14,554,905
Eldorado Resorts, Inc.†	6.00%	9/15/2026	6,776	6,572,720
Eldorado Resorts, Inc.	6.00%	4/1/2025	13,055	12,793,900
Enterprise Development Authority (The)†	12.00%	7/15/2024	10,890	10,454,400
Everi Payments, Inc.†	7.50%	12/15/2025	9,796	9,575,590
Gateway Casinos & Entertainment Ltd. (Canada)†(d)	8.25%	3/1/2024	6,800	7,089,000
Jacobs Entertainment, Inc.†	7.875%	2/1/2024	9,358	9,846,488
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.	5.625%	5/1/2024	6,675	6,765,780
Mohegan Gaming & Entertainment†(l)	7.875%	10/15/2024	10,090	9,699,012
Penn National Gaming, Inc.†	5.625%	1/15/2027	13,855	12,781,237
Stars Group Holdings BV/Stars Group US Co-Borrower LLC (Netherlands)†(d)	7.00%	7/15/2026	6,677	6,668,654
Station Casinos LLC†	5.00%	10/1/2025	6,918	6,338,618
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp.†	5.875%	5/15/2025	6,952	6,517,500
Total				134,448,820

Gas Distribution 2.51%
Antero Midstream Partners LP/Antero Midstream Finance Corp.	5.375%	9/15/2024	8,225	8,062,145
Cheniere Corpus Christi Holdings LLC	5.125%	6/30/2027	22,047	21,413,149

178	See Notes to Financial Statements.

Schedule of Investments (continued)

HIGH YIELD FUND November 30, 2018

Investments	Interest Rate		Maturity Date		Principal Amount (000)	Fair Value
Gas Distribution (continued)
Cheniere Corpus Christi Holdings LLC	5.875%		3/31/2025		$18,628	$19,233,410
Cheniere Corpus Christi Holdings LLC	7.00%		6/30/2024		5,664	6,117,120
Delek Logistics Partners LP/Delek Logistics Finance Corp.	6.75%		5/15/2025		1,798	1,775,525
Holly Energy Partners LP/Holly Energy Finance Corp.†	6.00%		8/1/2024		7,202	7,147,985
LBC Tank Terminals Holding Netherlands BV (Belgium)†(d)	6.875%		5/15/2023		6,105	5,677,650
NGPL PipeCo LLC†	4.875%		8/15/2027		13,645	13,082,144
Plains All American Pipeline LP	6.125% (3 Mo. LIBOR + 4.11%	)#	–	(i)	6,972	6,292,230
Rockies Express Pipeline LLC†	6.875%		4/15/2040		19,973	21,371,110
Rockpoint Gas Storage Canada Ltd. (Canada)†(d)	7.00%		3/31/2023		9,566	9,326,850
Southern Star Central Corp.†	5.125%		7/15/2022		9,846	9,698,310
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.†	4.75%		10/1/2023		6,503	6,446,099
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	4.25%		11/15/2023		8,738	8,312,022
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	5.375%		2/1/2027		9,221	8,898,265
Targa Resources Partners LP/Targa Resources Partners Finance Corp.†	5.875%		4/15/2026		9,718	9,718,000
Total						162,572,014

Health Facilities 5.12%
Acadia Healthcare Co., Inc.	5.625%		2/15/2023		5,684	5,617,668
AHP Health Partners, Inc.†	9.75%		7/15/2026		7,053	7,070,632
CHS/Community Health Systems, Inc.	5.125%		8/1/2021		7,130	6,786,869
CHS/Community Health Systems, Inc.	8.00%		11/15/2019		17,912	17,464,200
HCA, Inc.	5.25%		4/15/2025		11,532	11,676,150
HCA, Inc.	5.25%		6/15/2026		57,119	57,618,791
HCA, Inc.	5.375%		2/1/2025		5,147	5,192,036
HCA, Inc.	5.50%		6/15/2047		35,235	34,001,775
HCA, Inc.	5.875%		3/15/2022		4,361	4,543,072
HCA, Inc.	5.875%		2/15/2026		1,453	1,500,223
HCA, Inc.	7.50%		12/15/2023		10,647	11,525,377
HCA, Inc.	7.69%		6/15/2025		3,765	4,094,437
HCA, Inc.	8.36%		4/15/2024		12,701	14,256,872
MPT Operating Partnership L.P.	5.00%		10/15/2027		7,156	6,816,090
Rede D’or Finance Sarl (Luxembourg)†(d)	4.95%		1/17/2028		15,657	13,719,603

See Notes to Financial Statements.	179

Schedule of Investments (continued)

HIGH YIELD FUND November 30, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Health Facilities (continued)
RegionalCare Hospital Partners Holdings, Inc.†	8.25%	5/1/2023	$6,220	$6,531,000
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc.†	9.75%	12/1/2026	29,300	29,263,375
Surgery Center Holdings, Inc.†	6.75%	7/1/2025	10,275	9,568,594
Tenet Healthcare Corp.	4.625%	7/15/2024	14,970	14,418,505
Tenet Healthcare Corp.	5.125%	5/1/2025	42,856	40,739,985
Tenet Healthcare Corp.	7.00%	8/1/2025	9,673	9,467,449
Tenet Healthcare Corp.	6.75%	6/15/2023	18,399	18,238,009
Universal Health Services, Inc.†	5.00%	6/1/2026	1,498	1,484,893
Total				331,595,605

Health Services 1.63%
Air Medical Group Holdings, Inc.†	6.375%	5/15/2023	14,187	11,846,145
Charles River Laboratories International, Inc.†	5.50%	4/1/2026	6,616	6,632,540
DaVita, Inc.	5.00%	5/1/2025	17,289	16,316,494
DaVita, Inc.	5.125%	7/15/2024	10,705	10,330,325
Hadrian Merger Sub, Inc.†	8.50%	5/1/2026	6,830	6,351,900
Jaguar Holding Co. II/Pharmaceutical Product Development LLC†	6.375%	8/1/2023	10,100	9,999,000
MPH Acquisition Holdings LLC†	7.125%	6/1/2024	9,274	9,262,407
Service Corp. International	4.625%	12/15/2027	13,621	12,735,635
Verscend Escrow Corp.†	9.75%	8/15/2026	16,213	15,665,811
West Street Merger Sub, Inc.†	6.375%	9/1/2025	6,950	6,551,765
Total				105,692,022

Hotels 0.78%
ESH Hospitality, Inc.†	5.25%	5/1/2025	10,075	9,659,406
Hilton Domestic Operating Co., Inc.	4.25%	9/1/2024	7,611	7,277,258
Hilton Domestic Operating Co., Inc.†	5.125%	5/1/2026	13,784	13,542,780
Marriott Ownership Resorts, Inc./ILG LLC†	6.50%	9/15/2026	10,269	10,269,000
Wyndham Destinations, Inc.	5.75%	4/1/2027	4,303	3,986,084
Wyndham Destinations, Inc.	6.35%	10/1/2025	6,014	5,968,895
Total				50,703,423

Insurance Brokerage 0.50%
Acrisure LLC/Acrisure Finance, Inc.†	7.00%	11/15/2025	10,754	9,409,750
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer†	8.25%	8/1/2023	6,763	6,910,974
AssuredPartners, Inc.†	7.00%	8/15/2025	6,844	6,493,245
HUB International Ltd.†	7.00%	5/1/2026	9,959	9,510,845
Total				32,324,814

180	See Notes to Financial Statements.

Schedule of Investments (continued)

HIGH YIELD FUND November 30, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Integrated Energy 0.65%
Cenovus Energy, Inc. (Canada)(d)	4.45%	9/15/2042		$5,107	$3,793,458
Cheniere Energy Partners LP	5.25%	10/1/2025		10,042	9,816,055
Cheniere Energy Partners LP†	5.625%	10/1/2026		11,493	11,205,675
Rio Oil Finance Trust Series 2018-1 (Brazil)†(d)	8.20%	4/6/2028		16,501	17,161,205
Total					41,976,393

Investments & Miscellaneous Financial Services 0.56%
BrightSphere Investment Group plc (United Kingdom)(d)	4.80%	7/27/2026		7,100	6,843,485
MSCI, Inc.†	5.375%	5/15/2027		2,840	2,821,171
MSCI, Inc.†	5.75%	8/15/2025		16,254	16,538,445
VFH Parent LLC/Orchestra Co-Issuer, Inc.†	6.75%	6/15/2022		9,882	10,028,253
Total					36,231,354

Life Insurance 0.15%
CNO Financial Group, Inc.	5.25%	5/30/2025		10,168	9,964,640

Machinery 0.73%
Itron, Inc.†	5.00%	1/15/2026		10,175	9,494,598
Mueller Water Products, Inc.†	5.50%	6/15/2026		16,698	16,572,765
RBS Global, Inc./Rexnord LLC†	4.875%	12/15/2025		22,290	21,259,087
Total					47,326,450

Managed Care 1.51%
Centene Corp.	4.75%	1/15/2025		20,649	20,545,755
Centene Corp.†	5.375%	6/1/2026		18,919	19,084,541
Centene Corp.	6.125%	2/15/2024		6,349	6,618,198
Molina Healthcare, Inc.†	4.875%	6/15/2025		16,875	16,010,156
Polaris Intermediate Corp. PIK 8.50%†	8.50%	12/1/2022		9,240	9,228,450
WellCare Health Plans, Inc.	5.25%	4/1/2025		26,374	26,242,130
Total					97,729,230

Media: Content 3.68%
AMC Networks, Inc.	4.75%	8/1/2025		13,580	12,663,893
AMC Networks, Inc.	5.00%	4/1/2024		11,871	11,440,676
Belo Corp.	7.25%	9/15/2027		11,082	11,608,395
EW Scripps Co. (The)†	5.125%	5/15/2025		13,494	12,684,360
Gray Escrow, Inc.†	7.00%	5/15/2027		11,511	11,712,443
Gray Television, Inc.†	5.125%	10/15/2024		5,110	4,905,600
Gray Television, Inc.†	5.875%	7/15/2026		11,267	10,985,325
Netflix, Inc.(c)	3.625%	5/15/2027	EUR	30,266	33,342,646
Netflix, Inc.†(c)	4.625%	5/15/2029	EUR	9,867	11,002,877

See Notes to Financial Statements.	181

Schedule of Investments (continued)

HIGH YIELD FUND November 30, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Media: Content (continued)
Netflix, Inc.	4.875%	4/15/2028	$1,004	$928,700
Netflix, Inc.	5.875%	2/15/2025	29,410	30,071,725
Salem Media Group, Inc.†	6.75%	6/1/2024	10,739	9,691,948
Sinclair Television Group, Inc.†	5.125%	2/15/2027	2,671	2,390,545
Sinclair Television Group, Inc.†	5.875%	3/15/2026	11,186	10,682,630
Sirius XM Radio, Inc.†	5.00%	8/1/2027	24,224	22,891,680
Sirius XM Radio, Inc.†	5.375%	7/15/2026	13,553	13,231,116
Sirius XM Radio, Inc.†	6.00%	7/15/2024	7,306	7,497,783
Univision Communications, Inc.†	5.125%	5/15/2023	10,972	10,299,965
Univision Communications, Inc.†	5.125%	2/15/2025	4,041	3,695,979
WMG Acquisition Corp.†	5.00%	8/1/2023	6,372	6,308,280
Total				238,036,566

Medical Products 0.74%
Hill-Rom Holdings, Inc.†	5.00%	2/15/2025	13,573	13,301,540
Hill-Rom Holdings, Inc.†	5.75%	9/1/2023	8,123	8,285,460
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA†	6.625%	5/15/2022	13,560	13,119,300
Teleflex, Inc.	4.625%	11/15/2027	4,187	3,951,481
Teleflex, Inc.	4.875%	6/1/2026	9,379	9,130,082
Total				47,787,863

Metals/Mining (Excluding Steel) 3.25%
Alcoa Nederland Holding BV (Netherlands)†(d)	6.75%	9/30/2024	14,337	14,874,637
Baffinland Iron Mines Corp. (Canada)†(d)	8.75%	7/15/2026	13,179	12,981,315
Barminco Finance Pty Ltd. (Australia)†(d)	6.625%	5/15/2022	10,650	10,437,000
Cleveland-Cliffs, Inc.	5.75%	3/1/2025	20,448	18,812,160
Compass Minerals International, Inc.†	4.875%	7/15/2024	7,107	6,431,835
CONSOL Energy, Inc.†	11.00%	11/15/2025	14,244	15,953,280
Eterna Capital Pte Ltd. PIK 8.00% (Singapore)(d)	8.00%	12/11/2022	10,870	9,922,226
Freeport-McMoRan, Inc.	3.875%	3/15/2023	44,890	41,916,037
Grinding Media, Inc./Moly-Cop AltaSteel Ltd.†	7.375%	12/15/2023	6,523	6,571,923
Imperial Metals Corp. (Canada)†(d)	7.00%	3/15/2019	8,089	5,702,745
Mirabela Nickel Ltd. (Australia)(d)	1.00%	9/10/2044	51	5	(a)
Nexa Resources SA (Brazil)†(d)	5.375%	5/4/2027	7,000	6,763,750
Novelis Corp.†	5.875%	9/30/2026	7,009	6,553,415
Novelis Corp.†	6.25%	8/15/2024	7,351	7,295,868
Peabody Energy Corp.†	6.375%	3/31/2025	26,885	25,910,419
Rain CII Carbon LLC/CII Carbon Corp.†	7.25%	4/1/2025	11,494	10,689,420
Warrior Met Coal, Inc.†	8.00%	11/1/2024	9,230	9,368,450
Total				210,184,485

182	See Notes to Financial Statements.

Schedule of Investments (continued)

HIGH YIELD FUND November 30, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Monoline Insurance 0.15%
MGIC Investment Corp.	5.75%	8/15/2023	$9,283	$9,480,264

Multi-Line Insurance 0.44%
Genworth Holdings, Inc.	4.90%	8/15/2023	22,428	19,456,290
York Risk Services Holding Corp.†	8.50%	10/1/2022	10,840	8,834,600
Total				28,290,890

Oil Field Equipment & Services 3.03%
Apergy Corp.†	6.375%	5/1/2026	9,782	9,720,862
Bristow Group, Inc.†	8.75%	3/1/2023	10,560	8,844,000
CSI Compressco LP/CSI Compressco Finance, Inc.	7.25%	8/15/2022	2,570	2,370,825
CSI Compressco LP/CSI Compressco Finance, Inc.†	7.50%	4/1/2025	11,534	11,332,155
Ensco plc (United Kingdom)(d)	4.50%	10/1/2024	8,401	6,211,489
Ensco plc (United Kingdom)(d)	5.20%	3/15/2025	7,739	5,828,396
Ensco plc (United Kingdom)(d)	5.75%	10/1/2044	5,584	3,462,080
Ensco plc (United Kingdom)(d)	7.75%	2/1/2026	5,362	4,443,758
Exterran Energy Solutions LP/EES Finance Corp.	8.125%	5/1/2025	12,668	12,620,495
Forum Energy Technologies, Inc.	6.25%	10/1/2021	9,940	9,641,800
Nine Energy Service, Inc.†	8.75%	11/1/2023	6,742	6,674,580
Noble Holding International Ltd.	6.20%	8/1/2040	5,972	4,060,960
Noble Holding International Ltd.†	7.875%	2/1/2026	18,959	17,750,364
Oceaneering International, Inc.	6.00%	2/1/2028	4,110	3,715,934
Oceaneering International, Inc.	4.65%	11/15/2024	7,094	6,244,656
Pioneer Energy Services Corp.	6.125%	3/15/2022	3,990	3,201,975
Precision Drilling Corp. (Canada)(d)	5.25%	11/15/2024	20,251	18,078,068
Rowan Cos., Inc.	4.75%	1/15/2024	15,145	12,418,900
Rowan Cos., Inc.	7.375%	6/15/2025	7,004	6,233,560
Transocean Phoenix 2 Ltd.†	7.75%	10/15/2024	6,712	6,812,680
Transocean Pontus Ltd.†	6.125%	8/1/2025	4,081	3,999,380
Transocean Proteus Ltd.†	6.25%	12/1/2024	7,630	7,515,993
Transocean, Inc.†	7.50%	1/15/2026	23,001	21,505,935
Unit Corp.	6.625%	5/15/2021	3,601	3,492,970
Total				196,181,815

Oil Refining & Marketing 0.34%
Citgo Holding, Inc.†	10.75%	2/15/2020	15,084	15,611,940
Tupras Turkiye Petrol Rafinerileri AS (Turkey)†(d)	4.50%	10/18/2024	7,536	6,582,621
Total				22,194,561

See Notes to Financial Statements.	183

Schedule of Investments (continued)

HIGH YIELD FUND November 30, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Packaging 1.08%
Ball Corp.	4.875%	3/15/2026		$13,792	$13,619,600
BWAY Holding Co.†	7.25%	4/15/2025		7,197	6,558,266
Flex Acquisition Co., Inc.†	7.875%	7/15/2026		8,562	8,091,090
Intertape Polymer Group, Inc. (Canada)†(d)	7.00%	10/15/2026		11,553	11,610,765
Pactiv LLC	7.95%	12/15/2025		9,754	9,851,540
Sealed Air Corp.†	6.875%	7/15/2033		8,808	9,006,180
Trident Merger Sub, Inc.†	6.625%	11/1/2025		9,073	8,165,700
TriMas Corp.†	4.875%	10/15/2025		2,903	2,727,006
Total					69,630,147

Personal & Household Products 0.85%
Central Garden & Pet Co.	5.125%	2/1/2028		8,607	7,810,853
Energizer Gamma Acquisition, Inc.†	6.375%	7/15/2026		7,865	7,432,425
Gibson Brands, Inc.†(j)	8.875%	8/1/2018		10,533	8,795,055
High Ridge Brands Co.†	8.875%	3/15/2025		9,249	4,162,050
HLF Financing Sarl LLC/Herbalife International, Inc.†	7.25%	8/15/2026		10,227	10,316,486
Mattel, Inc.	5.45%	11/1/2041		8,271	6,492,735
Mattel, Inc.†	6.75%	12/31/2025		10,283	9,717,435
Total					54,727,039

Pharmaceuticals 2.17%
Bausch Health Cos., Inc.†	5.50%	3/1/2023		16,666	16,166,020
Bausch Health Cos., Inc.†	5.625%	12/1/2021		18,082	18,127,205
Bausch Health Cos., Inc.†	5.875%	5/15/2023		28,104	27,401,400
Bausch Health Cos., Inc.†	7.00%	3/15/2024		6,590	6,911,263
Elanco Animal Health, Inc.†	4.90%	8/28/2028		6,759	6,815,356
Horizon Pharma USA, Inc.†	8.75%	11/1/2024		9,286	9,750,300
Teva Pharmaceutical Finance Netherlands II BV(c)	1.875%	3/31/2027	EUR	6,581	6,100,616
Teva Pharmaceutical Finance Netherlands III BV (Netherlands)(d)	3.15%	10/1/2026		$25,097	20,491,355
Valeant Pharmaceuticals International†	8.50%	1/31/2027		27,621	28,656,787
Total					140,420,302

Printing & Publishing 0.26%
Meredith Corp.†	6.875%	2/1/2026		9,692	9,934,300
W/S Packaging Holdings, Inc.†	9.00%	4/15/2023		6,783	6,901,702
Total					16,836,002

Rail 0.33%
Rumo Luxembourg Sarl (Luxembourg)†(d)	5.875%	1/18/2025		10,491	9,959,998
Rumo Luxembourg Sarl (Luxembourg)†(d)	7.375%	2/9/2024		10,873	11,237,246
Total					21,197,244

184	See Notes to Financial Statements.

Schedule of Investments (continued)

HIGH YIELD FUND November 30, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Real Estate Development & Management 0.10%
Hunt Cos., Inc.†	6.25%	2/15/2026		$7,056	$6,385,680

Recreation & Travel 0.78%
24 Hour Fitness Worldwide, Inc.†	8.00%	6/1/2022		7,771	7,615,580
Boyne USA, Inc.†	7.25%	5/1/2025		9,061	9,468,745
eDreams ODIGEO SA†(c)	5.50%	9/1/2023	EUR	5,803	6,278,637
Merlin Entertainments plc (United Kingdom)†(d)	5.75%	6/15/2026		$7,625	7,586,875
Six Flags Entertainment Corp.†	4.875%	7/31/2024		6,820	6,547,200
Six Flags Entertainment Corp.†	5.50%	4/15/2027		6,904	6,627,840
VOC Escrow Ltd.†	5.00%	2/15/2028		7,111	6,613,230
Total					50,738,107

Restaurants 1.37%
CEC Entertainment, Inc.	8.00%	2/15/2022		17,654	15,976,870
IRB Holding Corp.†	6.75%	2/15/2026		14,478	13,392,150
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC†	4.75%	6/1/2027		11,533	10,838,598
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC†	5.00%	6/1/2024		19,685	19,463,544
PF Chang’s China Bistro, Inc.†	10.25%	6/30/2020		7,501	7,125,950
Wendy’s International LLC	7.00%	12/15/2025		10,154	10,610,930
Yum! Brands, Inc.	5.35%	11/1/2043		13,251	11,495,242
Total					88,903,284

Software/Services 0.97%
Banff Merger Sub, Inc.†	9.75%	9/1/2026		7,856	7,414,100
Fair Isaac Corp.†	5.25%	5/15/2026		9,983	9,883,170
First Data Corp.†	5.75%	1/15/2024		6,538	6,587,035
j2 Cloud Services LLC/j2 Global Co-Obligor, Inc.†	6.00%	7/15/2025		9,955	9,992,331
Match Group, Inc.†	5.00%	12/15/2027		20,146	18,836,510
VeriSign, Inc.	5.25%	4/1/2025		9,788	9,873,645
Total					62,586,791

Specialty Retail 2.15%
Asbury Automotive Group, Inc.	6.00%	12/15/2024		6,700	6,574,375
CLAIRES INTEREST	14.00%	3/15/2039		943	1,555,125	(b)
Conn’s, Inc.	7.25%	7/15/2022		16,620	16,329,150
Cumberland Farms, Inc.†	6.75%	5/1/2025		2,254	2,310,350
Guitar Center Escrow Issuer, Inc.†	9.50%	10/15/2021		6,975	6,678,563
Hot Topic, Inc.†	9.25%	6/15/2021		5,341	5,341,000
KGA Escrow LLC†	7.50%	8/15/2023		6,791	6,909,843

See Notes to Financial Statements.	185

Schedule of Investments (continued)

HIGH YIELD FUND November 30, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Specialty Retail (continued)
L Brands, Inc.	5.25%	2/1/2028		$11,182	$9,878,626
Levi Strauss & Co.(c)	3.375%	3/15/2027	EUR	5,500	6,301,469
Murphy Oil USA, Inc.	5.625%	5/1/2027		$10,080	9,846,900
PetSmart, Inc.†	5.875%	6/1/2025		19,635	15,118,950
PVH Corp.(c)	3.125%	12/15/2027	EUR	5,748	6,241,397
Sally Holdings LLC/Sally Capital, Inc.	5.625%	12/1/2025		$7,041	6,794,565
Under Armour, Inc.	3.25%	6/15/2026		17,049	14,849,108
Weight Watchers International, Inc.†	8.625%	12/1/2025		13,995	14,607,281
Wolverine World Wide, Inc.†	5.00%	9/1/2026		10,166	9,530,625
Total					138,867,327

Steel Producers/Products 0.50%
Allegheny Technologies, Inc.	7.875%	8/15/2023		6,944	7,265,160
Commercial Metals Co.	5.375%	7/15/2027		7,971	7,293,465
Joseph T Ryerson & Son, Inc.†	11.00%	5/15/2022		4,729	5,048,207
Steel Dynamics, Inc.	4.125%	9/15/2025		5,697	5,262,604
Steel Dynamics, Inc.	5.00%	12/15/2026		7,875	7,589,531
Total					32,458,967

Support: Services 4.08%
ADT Security Corp. (The)†	4.875%	7/15/2032		11,655	9,265,725
AECOM	5.125%	3/15/2027		8,987	8,207,378
Ahern Rentals, Inc.†	7.375%	5/15/2023		9,694	8,724,600
Algeco Global Finance plc (United Kingdom)†(d)	8.00%	2/15/2023		6,649	6,549,265
APX Group, Inc.	7.625%	9/1/2023		10,802	8,830,635
Blitz F18-674 GmbH†(c)	6.00%	7/30/2026	EUR	8,632	9,579,726
Brand Industrial Services, Inc.†	8.50%	7/15/2025		$12,066	10,708,575
Brink’s Co. (The)†	4.625%	10/15/2027		7,856	7,247,160
Cardtronics, Inc./Cardtronics USA, Inc.†	5.50%	5/1/2025		7,558	7,085,625
Cloud Crane LLC†	10.125%	8/1/2024		6,087	6,499,699
Deck Chassis Acquisition, Inc.†	10.00%	6/15/2023		8,764	9,026,920
Garda World Security Corp. (Canada)†(d)	8.75%	5/15/2025		9,663	8,865,802
GEO Group, Inc. (The)	6.00%	4/15/2026		9,941	8,859,916
H&E Equipment Services, Inc.	5.625%	9/1/2025		7,069	6,618,351
Jurassic Holdings III, Inc.†	6.875%	2/15/2021		13,181	12,258,330
Laureate Education, Inc.†	8.25%	5/1/2025		7,790	8,354,775
Marble II Pte Ltd. (Singapore)†(d)	5.30%	6/20/2022		13,701	13,269,418
MasTec, Inc.	4.875%	3/15/2023		8,880	8,646,900
Mobile Mini, Inc.	5.875%	7/1/2024		8,651	8,715,882

186	See Notes to Financial Statements.

Schedule of Investments (continued)

HIGH YIELD FUND November 30, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Support: Services (continued)
Monitronics International, Inc.	9.125%	4/1/2020		$9,381	$5,956,935
NVA Holdings, Inc.†	6.875%	4/1/2026		6,808	6,527,170
Prime Security Services Borrower LLC/Prime Finance, Inc.†	9.25%	5/15/2023		6,002	6,377,125
Ritchie Bros Auctioneers, Inc. (Canada)†(d)	5.375%	1/15/2025		7,406	7,304,168
ServiceMaster Co. LLC (The)†	5.125%	11/15/2024		7,023	6,777,195
Sotheby’s†	4.875%	12/15/2025		7,164	6,626,700
Tempo Acquisition LLC/Tempo Acquisition Finance Corp.†	6.75%	6/1/2025		7,651	7,249,323
United Rentals North America, Inc.	4.625%	10/15/2025		6,810	6,322,745
United Rentals North America, Inc.	4.875%	1/15/2028		14,378	13,003,104
WeWork Cos., Inc.†	7.875%	5/1/2025		10,238	9,623,720
Williams Scotsman International, Inc.†	6.875%	8/15/2023		10,207	10,053,895
Williams Scotsman International, Inc.†	7.875%	12/15/2022		10,768	10,902,600
Total					264,039,362

Technology Hardware & Equipment 0.74%
Banff Merger Sub, Inc.†(c)	8.375%	9/1/2026	EUR	7,724	8,524,641
CDW LLC/CDW Finance Corp.	5.50%	12/1/2024		$8,825	8,858,094
Dell International LLC/EMC Corp.†	6.02%	6/15/2026		24,451	24,764,023
Western Digital Corp.	4.75%	2/15/2026		6,539	5,999,532
Total					48,146,290

Telecommunications: Satellite 0.73%
Inmarsat Finance plc (United Kingdom)†(d)	6.50%	10/1/2024		6,538	6,390,895
Intelsat Connect Finance SA (Luxembourg)†(d)	9.50%	2/15/2023		9,752	9,130,310
Intelsat Jackson Holdings SA (Luxembourg)(d)	5.50%	8/1/2023		21,849	19,336,365
Intelsat Jackson Holdings SA (Luxembourg)†(d)	8.50%	10/15/2024		12,367	12,260,025
Total					47,117,595

Telecommunications: Wireless 2.25%
Millicom International Cellular SA (Luxembourg)†(d)	6.625%	10/15/2026		9,752	9,861,710
Sprint Capital Corp.	6.875%	11/15/2028		84,952	82,297,250
T-Mobile USA, Inc.	6.50%	1/15/2026		51,339	53,392,560
Total					145,551,520

Telecommunications: Wireline Integrated & Services 2.57%
CenturyLink, Inc.	5.625%	4/1/2025		9,178	8,604,375
CenturyLink, Inc.	7.50%	4/1/2024		48,109	49,492,133
Cogent Communications Group, Inc.†	5.375%	3/1/2022		12,907	12,987,669
DKT Finance ApS (Denmark)†(d)	9.375%	6/17/2023		16,077	16,800,465

See Notes to Financial Statements.	187

Schedule of Investments (continued)

HIGH YIELD FUND November 30, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Telecommunications: Wireline Integrated & Services (continued)
Equinix, Inc.(c)	2.875%		2/1/2026	EUR	18,116	$19,723,116
GCI LLC	6.875%		4/15/2025		$15,746	15,785,365
InterXion Holding NV†(c)	4.75%		6/15/2025	EUR	8,471	9,905,370
Level 3 Financing, Inc.	5.25%		3/15/2026		$6,314	6,111,952
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC	8.25%		10/15/2023		21,512	20,033,050
WTT Investment Ltd. (Hong Kong)†(d)	5.50%		11/21/2022		7,281	7,166,206
Total						166,609,701

Theaters & Entertainment 0.27%
AMC Entertainment Holdings, Inc.	5.875%		11/15/2026		6,715	5,993,138
AMC Entertainment Holdings, Inc.	6.125%		5/15/2027		5,097	4,536,330
Live Nation Entertainment, Inc.†	5.625%		3/15/2026		6,779	6,759,951
Total						17,289,419

Tobacco 0.09%
Pyxus International, Inc.	9.875%		7/15/2021		7,185	6,107,250

Transportation: Infrastructure/Services 1.10%
Autopistas del Sol SA (Costa Rica)†(d)	7.375%		12/30/2030		11,463	10,832,282
Delhi International Airport Ltd. (India)†(d)	6.125%		10/31/2026		3,818	3,703,651
Dynagas LNG Partners LP (Greece)(d)	6.25%		10/30/2019		7,254	7,226,798
Eletson Holdings, Inc. (Greece)(d)	9.625%	#(m)	1/15/2022		13,414	5,097,471
Golar LNG Partners LP (United Kingdom)†(d)	8.866% (3 Mo. LIBOR + 6.25%	)#	5/18/2021		7,000	7,035,000
Great Lakes Dredge & Dock Corp.	8.00%		5/15/2022		6,767	6,937,528
Promontoria Holding BV†(c)	6.75%		8/15/2023	EUR	8,644	9,638,812
Stena AB (Sweden)†(d)	7.00%		2/1/2024		$7,339	6,788,575
XPO CNW, Inc.	6.70%		5/1/2034		13,989	14,023,973
Total						71,284,090

Trucking & Delivery 0.09%
Kenan Advantage Group, Inc. (The)†	7.875%		7/31/2023		5,825	5,679,375
Total High Yield Corporate Bonds (cost $5,724,213,311)						5,478,549,673

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 0.40%
Caesars Palace Las Vegas Trust 2017-VICI E†	4.499%	#(n)	10/15/2034		12,954	12,705,171
Caesars Palace Las Vegas Trust 2017-VICI F†	4.499%	#(n)	10/15/2034		13,397	12,820,669
Morgan Stanley Capital I Trust 2005-IQ9 G†	5.51%	#(n)	7/15/2056		2,000	105,000
Total Non-Agency Commercial Mortgage-Backed Securities (cost $26,523,455)						25,630,840

188	See Notes to Financial Statements.

Schedule of Investments (continued)

HIGH YIELD FUND November 30, 2018

Investments	Dividend Rate		Shares (000)	Fair Value
PREFERRED STOCK 0.01%

Energy: Exploration & Production
Templar Energy LLC (cost $1,866,653)	Zero Coupon		187	$562,157

	Exercise	Expiration
	Price	Date
WARRANT 0.00%

Personal & Household Products
Remington Outdoor Co., Inc. (cost $754,851)	$35.05	5/15/2022	129	1,294	(b)
Total Investments in Securities 97.91% (cost $6,623,977,167)				6,335,248,392
Less Unfunded Commitment (.11%) (cost $7,925,480)				(7,922,179)
Net Investment 97.80% (cost $6,616,051,687)				6,327,326,213
Other Assets in Excess of Liabilities(o) 2.20%				142,993,240
Net Assets 100.00%				$6,470,319,453

CAD	Canadian dollar.
EUR	euro.
GBP	British pound.
LIBOR	London Interbank Offered Rate.
PIK	Payment-in-kind.
Units	More than one class of securities traded together.
*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at November 30, 2018.
(a)	Level 3 Investment as described in Note 2(s) in the Notes to Financials. Security fair valued by the Pricing Committee.
(b)	Level 3 Investment as described in Note 2(s) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(c)	Investment in non-U.S. dollar denominated securities.
(d)	Foreign security traded in U.S. dollars.
(e)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at November 30, 2018.
(f)	Level 3 Investment as described in Note 2(s) in the Notes to Financials. Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(g)	Interest rate to be determined.
(h)	Stub Rights issued in connection with a plan of reorganization.
(i)	Security is perpetual in nature and has no stated maturity.
(j)	Defaulted (non-income producing security).
(k)	Securities purchased on a when-issued basis (See Note 2(i)).
(l)	Security has been fully or partially segregated for open reverse repurchase agreements as of November 30, 2018 (See Note 2(n)).

See Notes to Financial Statements.	189

Schedule of Investments (continued)

HIGH YIELD FUND November 30, 2018

(m)	Variable Rate is Fixed to Float: Rate remains fixed until designated future date.
(n)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(o)	Cash, Foreign Cash and Other Assets in Excess of Liabilities include net unrealized appreciation/depreciation on swaps, forward foreign currency exchange contracts, futures contracts and reverse repurchase agreements as follows:

Centrally Cleared Credit Default Swaps on Indexes - Sell Protection at November 30, 2018(1):

Referenced Index	Central Clearing party	Fund Receives (Quarterly)	Termination Date	Notional Amount	Notional Value	Payments Upfront(2)	Unrealized Depreciation(3)
Markit CDX.NA.HY.31(4)(5)	Credit Suisse	5.00%	12/20/2023	$68,750,000	$71,792,812	$3,847,698	$(804,886)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments received by Central Clearing Party are presented net of amortization (See Note 2(q)).
(3)	Total unrealized appreciation on Credit Default Swaps on Indexes amounted to $0. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $804,886.
(4)	Central Clearinghouse: Intercontinental Exchange (ICE).
(5)	The Referenced Index is for the Centrally Cleared Credit Default Swaps on Indexes, which is comprised of a basket of high yield securities.

Credit Default Swaps - Sell Protection at November 30, 2018(1):

Referenced Issuer	Swap Counterparty	Fund Receives (Quarterly)	Termination Date	Notional Amount	Notional Value	Payments Upfront(2)	Unrealized Appreciation(3)	Credit Default Swap Agreements Payable at Fair Value(4)
Tesla	J.P. Morgan	1.00%	6/20/2020	$7,938,000	$7,654,770	$(522,986)	$239,756	$(283,230)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments received are presented net of amortization (See Note 2(q)).
(3)	Total unrealized appreciation on Credit Default Swaps in Indexes amounted to $239,756. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $0.
(4)	Includes upfront payments received.

Total Return Swap Contracts at November 30, 2018:

Swap Counterparty	Referenced Index*	Referenced Spread	Units	Position	Termination Date	Notional Amount	Notional Value	Unrealized Depreciation
Goldman Sachs	IBXXLL	3 Mo. LIBOR + .00%	131,835	Long	3/20/2019	$22,000,000	$22,028,345	$(28,345)

*	iBoxx Leverage Loan Index.

190	See Notes to Financial Statements.

Schedule of Investments (continued)

HIGH YIELD FUND November 30, 2018

Open Forward Foreign Currency Exchange Contracts at November 30, 2018:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
euro	Buy	J.P. Morgan	12/7/2018	1,718,000	$1,945,182	$1,945,390	$208
British pound	Sell	J.P. Morgan	12/5/2018	4,725,000	6,147,507	6,021,090	126,417
British pound	Sell	State Street Bank and Trust	12/5/2018	20,940,000	27,533,769	26,683,944	849,825
Canadian dollar	Sell	Citibank	12/6/2018	9,000,000	6,924,393	6,774,208	150,185
Canadian dollar	Sell	Goldman Sachs	12/6/2018	2,650,000	2,052,519	1,994,628	57,891
Canadian dollar	Sell	State Street Bank and Trust	12/6/2018	222,000	171,928	167,097	4,831
euro	Sell	Bank of America	12/7/2018	1,175,000	1,352,251	1,330,520	21,731
euro	Sell	Barclays Bank plc	12/7/2018	640,000	746,419	724,709	21,710
euro	Sell	Barclays Bank plc	12/7/2018	884,000	1,027,768	1,001,004	26,764
euro	Sell	Citibank	12/7/2018	2,553,000	3,026,467	2,890,908	135,559
euro	Sell	Citibank	12/7/2018	5,754,000	6,800,060	6,515,584	284,476
euro	Sell	Goldman Sachs	12/7/2018	2,829,000	3,339,785	3,203,439	136,346
euro	Sell	J.P. Morgan	12/7/2018	4,426,000	5,236,082	5,011,813	224,269
euro	Sell	Morgan Stanley	12/7/2018	10,000,000	11,507,886	11,323,573	184,313
euro	Sell	Standard Chartered Bank	12/7/2018	1,159,000	1,362,983	1,312,402	50,581
euro	Sell	Standard Chartered Bank	12/7/2018	8,285,000	9,789,854	9,381,580	408,274
euro	Sell	State Street Bank and Trust	12/7/2018	47,000,000	55,624,495	53,220,794	2,403,701
euro	Sell	State Street Bank and Trust	12/7/2018	958,000	1,118,119	1,084,798	33,321
euro	Sell	State Street Bank and Trust	12/7/2018	2,316,000	2,695,184	2,622,540	72,644
euro	Sell	State Street Bank and Trust	12/7/2018	3,400,000	3,932,582	3,850,015	82,567
euro	Sell	State Street Bank and Trust	12/7/2018	167,000	193,229	189,104	4,125
euro	Sell	State Street Bank and Trust	12/7/2018	639,000	739,360	723,576	15,784
euro	Sell	State Street Bank and Trust	12/7/2018	133,000	153,597	150,604	2,993
euro	Sell	Toronto Dominion Bank	12/7/2018	518,000	598,437	586,561	11,876
euro	Sell	State Street Bank and Trust	2/19/2019	107,000,000	122,200,463	121,994,380	206,083
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$5,516,474

See Notes to Financial Statements.	191

Schedule of Investments (continued)

HIGH YIELD FUND November 30, 2018

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
British pound	Buy	J.P. Morgan	12/5/2018	4,681,000	$5,999,280	$5,965,021	$(34,259)
British pound	Buy	State Street Bank and Trust	12/5/2018	1,040,000	1,332,632	1,325,277	(7,355)
Canadian dollar	Buy	J.P. Morgan	12/6/2018	664,000	506,997	499,786	(7,211)
Canadian dollar	Buy	State Street Bank and Trust	12/6/2018	2,500,000	1,913,499	1,881,724	(31,775)
euro	Buy	Citibank	12/7/2018	1,127,911	1,290,072	1,277,199	(12,873)
euro	Buy	State Street Bank and Trust	12/7/2018	6,400,000	7,528,501	7,247,087	(281,414)
euro	Buy	State Street Bank and Trust	12/7/2018	1,900,000	2,160,066	2,151,479	(8,587)
euro	Buy	State Street Bank and Trust	12/7/2018	6,900,000	7,849,285	7,813,265	(36,020)
Canadian dollar	Sell	State Street Bank and Trust	12/6/2018	651,000	489,512	490,001	(489)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(419,983)

Open Futures Contracts at November 30, 2018:

Type	Expiration	Contracts	Position		Notional Amount		Notional Value	Unrealized Appreciation
U.S. 10-Year Treasury Note	March 2019	833	Long		$99,427,854		$99,504,453	$76,599
U.S. 5-Year Treasury Note	March 2019	392	Long		44,274,232		44,280,687	6,455
U.S. Ultra Treasury Bond	March 2019	692	Long		105,179,827		105,465,125	285,298
Total Unrealized Appreciation on Open Futures Contracts								$368,352

Type	Expiration	Contracts	Position		Notional Amount		Notional Value	Unrealized Depreciation
Euro-Bobl	December 2018	33	Short	EUR	(4,340,762)	EUR	(4,355,010)	$(16,131)
Euro-Bund	December 2018	334	Short		(53,586,369)		(53,954,360)	(416,603)
U.S. 2-Year Treasury Note	March 2019	3,103	Long		$654,814,826		$654,684,519	(130,307)
U.S. Long Bond	March 2019	1,529	Short		(212,958,248)		(213,916,656)	(958,408)
Total Unrealized Depreciation on Open Futures Contracts								$(1,521,449)

Reverse Repurchase Agreements Payable as of November 30, 2018:

Counterparty	Principal	Collateral Held by Counterparty	Interest Rate(1)	Trade Date	Maturity Date(2)	Fair Value(3)
J.P. Morgan Chase & Co	$1,322,693	$1,700,000 principal, Mohegan Gaming & Entertainment at 7.875 % due 10/15/2024, $1,634,125 fair value	(6.00)%	4/6/2019	On Demand	$1,270,006

(1)	The negative interest rate on the reverse repurchase agreement results in interest income to the Fund.
(2)	This reverse repurchase agreement has no stated maturity and may be terminated by either party at any time.
(3)	Total fair value of reverse repurchase agreements is presented net of interest receivable of $52,687.

192	See Notes to Financial Statements.

Schedule of Investments (continued)

HIGH YIELD FUND November 30, 2018

The following is a summary of the inputs used as of November 30, 2018 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks
Energy: Exploration & Production	$9,321,513	$190,579	$–	$9,512,092
Food & Drug Retailers	6,348,225	–	197	6,348,422
Investments & Miscellaneous Financial Services	–	–	48,812	48,812
Personal & Household Products	–	–	5,644,942	5,644,942
Specialty Retail	33,317,527	6,755,165	6,029,667	46,102,359
Transportation: Infrastructure/Services	–	4,309,092	–	4,309,092
Remaining Industries	150,250,088	–	–	150,250,088
Convertible Bonds	–	96,426,164	–	96,426,164
Convertible Preferred Stocks	19,875,756	–	–	19,875,756
Floating Rate Loans
Auto Parts & Equipment	–	6,797,418	6,703,576	13,500,994
Building Materials	–	–	7,225,680	7,225,680
Electric: Generation	–	37,925,213	6,749,184	44,674,397
Food & Drug Retailers	–	–	258	258
Gaming	–	–	18,258,276	18,258,276
Medical Products	–	–	4,961,108	4,961,108
Packaging	–	–	60,670	60,670
Personal & Household Products	–	25,490,805	788,960	26,279,765
Printing & Publishing	–	–	5,274,994	5,274,994
Restaurants	–	13,760,362	9,411,412	23,171,774
Service	–	–	7,145,008	7,145,008
Specialty Retail	–	42,153,950	6,558,631	48,712,581
Support: Services	–	7,179,080	14,044,401	21,223,481
Remaining Industries	–	113,372,420	–	113,372,420
Foreign Bonds	–	88,974,912	–	88,974,912
Foreign Government Obligations	–	61,228,204	–	61,228,204
High Yield Corporate Bonds
Automakers	–	59,269,997	850	59,270,847
Banking	–	96,745,634	1,000	96,746,634
Chemicals	–	155,157,158	310	155,157,468
Metals/Mining (Excluding Steel)	–	210,184,480	5	210,184,485
Specialty Retail	–	137,312,202	1,555,125	138,867,327
Remaining Industries	–	4,818,322,912	–	4,818,322,912
Non-Agency Commercial Mortgage-Backed Securities	–	25,630,840	–	25,630,840
Preferred Stock	–	562,157	–	562,157
Warrant	–	–	1,294	1,294
Total	$219,113,109	$6,007,748,744	$100,464,360	$6,327,326,213

See Notes to Financial Statements.	193

Schedule of Investments (concluded)

HIGH YIELD FUND November 30, 2018

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Other Financial Instruments
Centrally Cleared Credit Default Swap Contracts
Assets	$–	$–	$–	$–
Liabilities	–	(804,886)	–	(804,886)
Credit Default Swap Contracts
Assets	–	–	–	–
Liabilities	–	(283,230)	–	(283,230)
Total Return Swap Contracts
Assets	–	–	–	–
Liabilities	–	(28,345)	–	(28,345)
Forward Foreign Currency Exchange Contracts
Assets	–	5,516,474	–	5,516,474
Liabilities	–	(419,983)	–	(419,983)
Futures Contracts
Assets	368,352	–	–	368,352
Liabilities	(1,521,449)	–	–	(1,521,449)
Reverse Repurchase Agreement
Assets	–	–	–	–
Liabilities	–	(1,270,006)	–	(1,270,006)
Unfunded Commitments
Assets	–	3,302	–	3,302
Liabilities	–	–	–	–
Total	$(1,153,097)	$2,713,326	$–	$1,560,229

(1)	Refer to Note 2(s) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.
(3)	Securities in the amount of $1,569,480 were transferred from Level 2 to Level 1 as a result of utilizing the last sale or official closing price on the exchange or system on which the securities are principally traded on November 30, 2018.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Common Stocks	Floating Rate Loans	High Yield Corporate Bonds	Warrants
Balance as of December 1, 2017	$49,009	$71,349,513	$2,878	$–
Accrued Discounts (Premiums)	–	190,123	59	–
Realized Gain (Loss)	(5)	(218,728)	–	(3)
Change in Unrealized Appreciation (Depreciation)	(10,173,639)	(3,894,683)	649,773	(753,557)
Purchases	22,141,123	80,460,629	904,580	754,854
Sales	(292,870)	(71,549,971)	–	–
Transfers into Level 3	–	10,845,275	–	–
Transfers out of Level 3	–	–	–	–
Balance as of November 30, 2018	$11,723,618	$87,182,158	$1,557,290	$1,294
Change in unrealized appreciation/depreciation for the year ended November 30, 2018, related to Level 3 investments held at November 30, 2018	$(10,173,639)	$(3,367,756)	$650,485	$(753,557)

194	See Notes to Financial Statements.

Schedule of Investments

INCOME FUND November 30, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 95.94%

ASSET-BACKED SECURITIES 7.29%

Automobiles 2.07%
Avis Budget Rental Car Funding AESOP LLC 2013-2A A†	2.97%	2/20/2020	$1,252	$1,251,503
Avis Budget Rental Car Funding AESOP LLC 2014-1A A†	2.46%	7/20/2020	2,412	2,405,014
Avis Budget Rental Car Funding AESOP LLC 2015-2A†	2.63%	12/20/2021	710	700,376
California Republic Auto Receivables Trust 2015-2 A4	1.75%	1/15/2021	2,020	2,010,274
California Republic Auto Receivables Trust 2015-2 B	2.53%	6/15/2021	5,359	5,321,980
SunTrust Auto Receivables Trust 2015-1A D†	3.24%	1/16/2023	4,300	4,296,837
Chrysler Capital Auto Receivables Trust 2015-BA B†	2.70%	12/15/2020	2,963	2,961,097
Drive Auto Receivables Trust 2015-DA D†	4.59%	1/17/2023	843	849,520
Flagship Credit Auto Trust 2015-3 A†	2.38%	10/15/2020	62	61,732
Santander Drive Auto Receivables Trust 2015-1 C	2.57%	4/15/2021	47	47,015
California Republic Auto Receivables Trust 2015-4 B†	3.73%	11/15/2021	1,131	1,131,039
Drive Auto Receivables Trust 2015-BA D†	3.84%	7/15/2021	2,184	2,188,079
Santander Drive Auto Receivables Trust 2016-1 D	4.02%	4/15/2022	887	894,203
TCF Auto Receivables Owner Trust 2015-1A D†	3.53%	3/15/2022	257	256,060
Santander Drive Auto Receivables Trust 2016-2 B	2.08%	2/16/2021	216	215,465
Drive Auto Receivables Trust 2016-CA C†	3.02%	11/15/2021	2,544	2,542,396
Drive Auto Receivables Trust 2016-CA D†	4.18%	3/15/2024	707	710,021
Huntington Auto Trust 2016-1 A3	1.59%	11/16/2020	1,607	1,600,227
Santander Drive Auto Receivables Trust 2016-3 B	1.89%	6/15/2021	754	752,208
Santander Drive Auto Receivables Trust 2014-5 E	4.23%	4/15/2022	4,200	4,219,228
Drive Auto Receivables Trust 2017-1 C	2.84%	4/15/2022	6,976	6,965,429
ACC Trust 2018-1 B†	4.82%	5/20/2021	1,124	1,125,493
ACC Trust 2018-1 C†	6.81%	2/21/2023	870	869,124
Total				43,374,320

Credit Cards 1.09%
Barclays Dryrock Issuance Trust 2016-1 A	1.52%	5/16/2022	1,858	1,842,252
World Financial Network Credit Card Master Trust 2016-A	2.03%	4/15/2025	4,424	4,283,794

See Notes to Financial Statements.	195

Schedule of Investments (continued)

INCOME FUND November 30, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Credit Cards (continued)
World Financial Network Credit Card Master Trust 2017-C A	2.31%		8/15/2024	$8,373	$8,223,531
World Financial Network Credit Card Master Trust 2017-C M	2.66%		8/15/2024	3,684	3,618,951
Synchrony Credit Card Master Note Trust 2017-2 A	2.62%		10/15/2025	3,166	3,080,357
Synchrony Credit Card Master Note Trust 2017-2 B	2.82%		10/15/2025	1,844	1,786,847
Total					22,835,732

Other 4.13%
CNH Equipment Trust 2015-B A4	1.89%		4/15/2022	2,230	2,222,932
Cent CLO Ltd. 2013-19A A1A†	3.839% (3 Mo. LIBOR + 1.33%	)#	10/29/2025	2,049	2,051,834
Diamond Resorts Owner Trust 2015-2 A†	2.99%		5/22/2028	473	472,381
OneMain Financial Issuance Trust 2016-1A A†	3.66%		2/20/2029	899	900,705
NextGear Floorplan Master Owner Trust 2016-1A A2†	2.74%		4/15/2021	2,955	2,951,617
Ammc CLO 19 Ltd. 2016-19A A†	3.936% (3 Mo. LIBOR + 1.50%	)#	10/15/2028	5,000	5,005,340
Diamond Resorts Owner Trust 2016-1 A†	3.08%		11/20/2028	243	241,385
Bowman Park CLO Ltd. 2014-1A AR†	3.857% (3 Mo. LIBOR + 1.18%	)#	11/23/2025	2,500	2,501,568
Thacher Park CLO Ltd. 2014-1A AR†	3.629% (3 Mo. LIBOR + 1.16%	)#	10/20/2026	3,000	3,005,832
Mountain Hawk III CLO Ltd. 2014-3A AR†	3.645% (3 Mo. LIBOR + 1.20%	)#	4/18/2025	2,691	2,691,969
Seneca Park CLO Ltd. 2014-1A AR†	3.569% (3 Mo. LIBOR + 1.12%	)#	7/17/2026	1,318	1,318,841
Access Point Funding I LLC 2017-A†	3.06%		4/15/2029	728	723,687
Jamestown CLO VII Ltd. 2015-7A A2R†	3.79% (3 Mo. LIBOR + 1.30%	)#	7/25/2027	1,789	1,761,160
SCF Equipment Leasing LLC 2017-2A A†	3.41%		12/20/2023	1,173	1,166,129
Avery Point IV CLO Ltd. 2014-1A BR†	4.09% (3 Mo. LIBOR + 1.60%	)#	4/25/2026	1,294	1,294,998
Avery Point VII CLO Ltd. 2015-7A A1†	3.936% (3 Mo. LIBOR + 1.50%	)#	1/15/2028	4,768	4,771,858
Benefit Street Partners CLO IV Ltd. 2014-IVA A2R†	4.519% (3 Mo. LIBOR + 2.05%	)#	1/20/2029	2,720	2,716,224
Hardee’s Funding LLC 2018-1A AII†	4.959%		6/20/2048	4,583	4,587,812
ICG US CLO Ltd. 2015-2A AR†	3.286% (3 Mo. LIBOR + .85%	)#	1/16/2028	4,946	4,948,748

196	See Notes to Financial Statements.

Schedule of Investments (continued)

INCOME FUND November 30, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)
BlueMountain CLO Ltd. 2016-1A BR†	3.819%	#	4/20/2027	$4,939	$4,872,270
Cedar Funding VI CLO Ltd. 2016-6A BR†	4.069% (3 Mo. LIBOR + 1.60%	)#	10/20/2028	2,500	2,501,450
Halcyon Loan Advisors Funding Ltd. 2015-2A CR†	4.64% (3 Mo. LIBOR + 2.15%	)#	7/25/2027	895	896,868
Palmer Square Loan Funding Ltd. 2018-5A A2(a)	Zero Coupon (3 Mo. LIBOR + 1.40%	)#	1/20/2027	957	957,000
Regatta VI Funding Ltd. 2016-1A CR†	4.519% (3 Mo. LIBOR + 2.05%	)#	7/20/2028	1,857	1,861,600
Salem Fields CLO Ltd. 2016-2A A2R†	4.19% (3 Mo. LIBOR + 1.70%	)#	10/25/2028	1,758	1,758,949
OHA Loan Funding Ltd. 2016-1A B1†	4.269% (3 Mo. LIBOR + 1.80%	)#	1/20/2028	4,500	4,507,880
Madison Park Funding XXI Ltd. 2016-21A A1†	4.02% (3 Mo. LIBOR + 1.53%	)#	7/25/2029	1,255	1,260,896
Magnetite XI Ltd. 2014-11A A1R†	3.565% (3 Mo. LIBOR + 1.12%	)#	1/18/2027	2,631	2,632,353
Apidos CLO XVI 2013-16A CR†	5.45% (3 Mo. LIBOR + 3.00%	)#	1/19/2025	750	750,097
Avery Point V CLO Ltd. 2014-5A AR†	3.429% (3 Mo. LIBOR + .98%	)#	7/17/2026	743	742,717
Avery Point V CLO Ltd. 2014-5A BR†	3.949% (3 Mo. LIBOR + 1.50%	)#	7/17/2026	1,505	1,495,632
Palmer Square Loan Funding Ltd. 2017-1A B†	4.136% (3 Mo. LIBOR + 1.70%	)#	10/15/2025	2,079	2,038,167
Conn’s Receivables Funding LLC 2017-B A†	2.73%		7/15/2020	95	95,184
Conn’s Receivables Funding LLC 2017-B C†	5.95%		11/15/2022	4,151	4,207,148
Galaxy XXI CLO Ltd. 2015-21A AR†	3.489% (3 Mo. LIBOR + 1.02%	)#	4/20/2031	1,012	1,003,698
Mountain View CLO X Ltd. 2015-10A BR†	3.786% (3 Mo. LIBOR + 1.35%	)#	10/13/2027	2,400	2,397,148
Palmer Square Loan Funding Ltd. 2018-1A A1†	3.036% (3 Mo. LIBOR + .60%	)#	4/15/2026	4,329	4,314,429
Palmer Square Loan Funding Ltd. 2018-1A A2†	3.486% (3 Mo. LIBOR + 1.05%	)#	4/15/2026	1,633	1,593,242
Palmer Square Loan Funding Ltd. 2018-1A B†	3.836% (3 Mo. LIBOR + 1.40%	)#	4/15/2026	1,237	1,196,069
Total					86,417,817
Total Asset-Backed Securities (cost $153,390,942)					152,627,869

See Notes to Financial Statements.	197

Schedule of Investments (continued)

INCOME FUND November 30, 2018

Investments	Interest Rate	Maturity Date	Shares (000)		Fair Value
COMMON STOCKS 0.05%

Electric: Power 0.00%
Eneva SA*(b)			BRL	3	$9,428

Oil 0.05%
Chaparral Energy, Inc. Class A*				64	633,497
Chaparral Energy, Inc. Class B*				13	192,662
Dommo Energia SA*(b)			BRL	318	109,046
Templar Energy LLC Class A Units				97	97,048
Total					1,032,253
Total Common Stocks (cost $3,332,124)					1,041,681

			Principal Amount (000)

CONVERTIBLE BOND 0.01%

Electric: Power
Clearway Energy, Inc.† (cost $296,402)	3.25%	6/1/2020		$308	292,600

CORPORATE BONDS 79.33%

Aerospace/Defense 1.45%
Bombardier, Inc. (Canada)†(c)	6.125%	1/15/2023		3,899	3,713,797
Bombardier, Inc. (Canada)†(c)	8.75%	12/1/2021		500	517,500
Bombardier, Inc.(Canada)†(c)	7.50%	3/15/2025		2,432	2,319,520
Embraer Netherlands Finance BV (Netherlands)(c)	5.05%	6/15/2025		3,622	3,676,330
Embraer Overseas Ltd.†	5.696%	9/16/2023		4,875	5,106,562
Harris Corp.	4.40%	6/15/2028		2,923	2,890,543
L3 Technologies, Inc.	4.40%	6/15/2028		2,923	2,907,002
Litton Industries, Inc.	7.75%	3/15/2026		1,960	2,381,348
Lockheed Martin Corp.	7.75%	5/1/2026		900	1,081,030
Northrop Grumman Systems Corp.	7.875%	3/1/2026		930	1,136,083
Triumph Group, Inc.	4.875%	4/1/2021		1,063	991,248
United Technologies Corp.	3.65%	8/16/2023		3,619	3,570,763
Total					30,291,726

Air Transportation 1.20%
Air Canada 2015-2 Class B Pass-Through Trust (Canada)†(c)	5.00%	6/15/2025		2,369	2,398,849

198	See Notes to Financial Statements.

Schedule of Investments (continued)

INCOME FUND November 30, 2018

Investments	Interest Rate		Maturity Date		Principal Amount (000)	Fair Value
Air Transportation (continued)
American Airlines 2013-1 Class B Pass-Through Trust†	5.625%		7/15/2022		$7,013	$7,104,537
American Airlines 2013-2 Class B Pass-Through Trust†	5.60%		1/15/2022		7,798	7,925,149
American Airlines 2014-1 Class B Pass-Through Trust	4.375%		4/1/2024		7,671	7,636,037
Total						25,064,572

Apparel 0.32%
PVH Corp.(c)	7.75%		11/15/2023		5,967	6,742,710

Auto Parts: Original Equipment 0.39%
American Axle & Manufacturing, Inc.	6.50%		4/1/2027		3,875	3,531,094
Titan International, Inc.	6.50%		11/30/2023		2,919	2,707,372
ZF North America Capital, Inc.†	4.00%		4/29/2020		2,000	1,988,833
Total						8,227,299

Automotive 2.95%
Fiat Chrysler Automobiles NV (United Kingdom)(c)	5.25%		4/15/2023		200	200,900
Ford Motor Co.	7.45%		7/16/2031		16,374	16,877,416
General Motors Co.	6.75%		4/1/2046		14,530	14,137,504
Hyundai Capital America†	1.75%		9/27/2019		1,755	1,730,196
Hyundai Capital America†	2.00%		7/1/2019		2,847	2,825,825
Hyundai Capital America†	2.50%		3/18/2019		17,525	17,494,401
Volkswagen Group of America Finance LLC†	4.75%		11/13/2028		8,800	8,419,723
Total						61,685,965

Banks: Regional 10.82%
Banco Mercantil del Norte SA†	7.625%	#(d)	–	(e)	2,000	1,885,000
Bank of America Corp.	2.60%		1/15/2019		281	280,884
Bank of America Corp.	3.824%	#(d)	1/20/2028		8,949	8,543,805
Bank of America Corp.	4.45%		3/3/2026		9,494	9,339,804
Bank of Ireland Group plc (Ireland)(c)	4.125%	#(d)	9/19/2027		9,794	9,044,955
Bank of Montreal (Canada)(c)	3.803%	#(d)	12/15/2032		3,570	3,259,767
Barclays Bank plc (United Kingdom)†(c)	10.179%		6/12/2021		2,920	3,299,506
Barclays plc (United Kingdom)(c)	8.25% (5 Yr. SWAP + 6.71%	)#	–	(e)	2,157	2,160,056
BBVA Bancomer SA†	5.125%	#(d)	1/18/2033		4,300	3,606,625
CIT Group, Inc.	5.80%	#(d)	–	(e)	619	596,976
CIT Group, Inc.	6.125%		3/9/2028		2,428	2,500,840
Citigroup, Inc.	3.668%	#(d)	7/24/2028		5,426	5,081,251

See Notes to Financial Statements.	199

Schedule of Investments (continued)

INCOME FUND November 30, 2018

Investments	Interest Rate		Maturity Date		Principal Amount (000)	Fair Value
Banks: Regional (continued)
Citigroup, Inc.	3.887%	#(d)	1/10/2028		$22,388	$21,387,145
Citigroup, Inc.	4.60%		3/9/2026		2,161	2,127,626
Citigroup, Inc.	5.95%	#(d)	–	(e)	1,077	1,035,266
Citizens Financial Group, Inc.†	4.15%		9/28/2022		2,000	1,983,221
Commonwealth Bank of Australia (Australia)†(c)	4.50%		12/9/2025		7,212	7,013,924
Credit Suisse AG (Switzerland)†(c)	6.50%		8/8/2023		5,000	5,250,000
Discover Bank	3.45%		7/27/2026		5,548	5,079,245
Discover Bank	4.682%	#(d)	8/9/2028		4,750	4,674,000
Discover Bank	7.00%		4/15/2020		3,000	3,123,321
Goldman Sachs Group, Inc. (The)	6.75%		10/1/2037		7,767	8,853,607
Huntington Bancshares, Inc.	5.70%	#(d)	–	(e)	1,834	1,750,324
Intesa Sanpaolo SpA (Italy)†(c)	3.875%		1/12/2028		2,429	1,963,979
Intesa Sanpaolo SpA (Italy)†(c)	5.71%		1/15/2026		4,200	3,696,009
Intesa Sanpaolo SpA (Italy)†(c)	6.50%		2/24/2021		538	544,781
JPMorgan Chase & Co.	4.25%		10/15/2020		14,459	14,646,409
Macquarie Bank Ltd. (Australia)†(c)	4.875%		6/10/2025		1,850	1,824,908
Macquarie Bank Ltd. (Australia)†(c)	6.625%		4/7/2021		4,261	4,501,863
Macquarie Bank Ltd. (United Kingdom)†(c)	6.125% (5 Yr. Swap + 3.70%	)#	–	(e)	1,150	1,001,938
Macquarie Group Ltd. (Australia)†(c)	4.654%	#(d)	3/27/2029		5,682	5,523,679
Morgan Stanley	3.811% (3 Mo. LIBOR + 1.22%	)#	5/8/2024		4,110	4,086,331
Morgan Stanley	3.875%		1/27/2026		7,343	7,085,860
Morgan Stanley	7.30%		5/13/2019		1,195	1,216,710
Popular, Inc.	6.125%		9/14/2023		1,950	1,952,438
Provident Funding Associates LP/PFG Finance Corp.†	6.375%		6/15/2025		1,276	1,221,770
Royal Bank of Scotland Group plc (United Kingdom)(c)	3.875%		9/12/2023		5,950	5,641,327
Royal Bank of Scotland Group plc (United Kingdom)(c)	4.892%	#(d)	5/18/2029		2,707	2,564,962
Santander UK Group Holdings plc (United Kingdom)(c)	3.823%	#(d)	11/3/2028		3,815	3,391,328
Santander UK plc (United Kingdom)†(c)	5.00%		11/7/2023		900	880,542
Santander UK plc (United Kingdom)(c)	7.95%		10/26/2029		5,770	6,932,903
Sberbank of Russia Via SB Capital SA (Luxembourg)(c)	4.15%		3/6/2019		4,807	4,804,356
Standard Chartered plc (United Kingdom)†(c)	4.247% (3 Mo. LIBOR + 1.15%	)#	1/20/2023		2,276	2,260,817
Turkiye Garanti Bankasi AS (Turkey)†(c)	6.25%		4/20/2021		1,750	1,699,633
Turkiye Vakiflar Bankasi TAO (Turkey)†(c)	5.75%		1/30/2023		2,907	2,484,700

200	See Notes to Financial Statements.

Schedule of Investments (continued)

INCOME FUND November 30, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Banks: Regional (continued)
UBS AG	7.625%		8/17/2022		$8,750	$9,395,312
UBS AG (Switzerland)(c)	5.125%		5/15/2024		13,800	13,626,562
Wells Fargo Capital X	5.95%		12/1/2086		8,224	8,594,080
Westpac Banking Corp. (Australia)(c)	4.322%	#(d)	11/23/2031		3,197	3,015,337
Total						226,435,682

Beverages 0.75%
Anheuser-Busch Cos., LLC/Anheuser-Busch InBev Worldwide, Inc.†	4.70%		2/1/2036		2,568	2,426,103
Bacardi Ltd.†	4.70%		5/15/2028		8,673	8,395,981
Becle SAB de CV (Mexico)†(c)	3.75%		5/13/2025		5,050	4,791,205
Total						15,613,289

Biotechnology Research & Production 0.56%
Amgen, Inc.	6.40%		2/1/2039		8,970	10,562,736
Sotera Health Topco, Inc. PIK 8.875%†	8.125%		11/1/2021		1,215	1,187,662
Total						11,750,398

Building Materials 0.92%
CPG Merger Sub LLC†	8.00%		10/1/2021		1,587	1,579,065
CRH America Finance, Inc.†	3.95%		4/4/2028		7,213	6,788,614
Griffon Corp.	5.25%		3/1/2022		2,220	2,081,250
Martin Marietta Materials, Inc.	3.327% (3 Mo. LIBOR + .65%	)#	5/22/2020		1,950	1,954,906
Standard Industries, Inc.†	5.375%		11/15/2024		3,073	2,930,874
Vulcan Materials Co.	3.388% (3 Mo. LIBOR + .65%	)#	3/1/2021		3,900	3,905,436
Total						19,240,145

Business Services 0.72%
Adani Ports & Special Economic Zone Ltd. (India)†(c)	4.00%		7/30/2027		2,200	1,969,746
APX Group, Inc.	8.75%		12/1/2020		241	231,360
Ashtead Capital, Inc.†	5.625%		10/1/2024		609	620,419
Blitz F18-674 GmbH(b)	6.00%		7/30/2026	EUR	1,500	1,664,688
Chicago Parking Meters LLC†	5.489%		12/30/2020		$3,147	3,074,875
IHS Markit Ltd. (United Kingdom)†(c)	4.00%		3/1/2026		4,836	4,548,500
United Rentals North America, Inc.	4.875%		1/15/2028		3,155	2,853,303
Total						14,962,891

Chemicals 1.53%
Blue Cube Spinco LLC	10.00%		10/15/2025		136	156,060
Braskem Netherlands Finance BV (Netherlands)†(c)	4.50%		1/10/2028		2,140	1,976,825

See Notes to Financial Statements.	201

Schedule of Investments (continued)

INCOME FUND November 30, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Chemicals (continued)
CNAC HK Finbridge Co. Ltd. (Hong Kong)(c)	3.00%	7/19/2020	$7,350	$7,238,332
CNAC HK Finbridge Co. Ltd. (Hong Kong)(c)	3.50%	7/19/2022	3,000	2,898,258
Dow Chemical Co. (The)	9.40%	5/15/2039	1,143	1,601,775
Phosagro OAO Via Phosagro Bond Funding DAC (Ireland)†(c)	3.949%	4/24/2023	4,600	4,285,475
Rayonier AM Products, Inc.†	5.50%	6/1/2024	2,434	2,239,280
Syngenta Finance NV (Netherlands)†(c)	4.441%	4/24/2023	1,332	1,282,622
Yara International ASA (Norway)†(c)	7.875%	6/11/2019	8,552	8,749,859
Yingde Gases Investment Ltd. (Hong Kong)†(c)	6.25%	1/19/2023	1,800	1,665,889
Total				32,094,375

Coal 0.25%
Eterna Capital Pte Ltd. PIK 1.00% (Singapore)(c)	7.50%	12/11/2022	2,147	2,107,745
Peabody Energy Corp.†	6.00%	3/31/2022	2,737	2,714,762
Peabody Energy Corp.†	6.375%	3/31/2025	506	487,657
Total				5,310,164

Computer Hardware 1.06%
Dell International LLC/EMC Corp.†	6.02%	6/15/2026	5,465	5,534,963
Dell International LLC/EMC Corp.†	8.35%	7/15/2046	8,225	9,079,398
GCI LLC	6.875%	4/15/2025	2,900	2,907,250
Leidos, Inc.	7.125%	7/1/2032	4,309	4,642,948
Total				22,164,559

Computer Software 0.12%
Infor Software Parent LLC/Infor Software Parent, Inc. PIK 7.875%†	7.125%	5/1/2021	582	583,455
TIBCO Software, Inc.†	11.375%	12/1/2021	1,737	1,843,391
Total				2,426,846

Construction/Homebuilding 0.28%
Century Communities, Inc.	5.875%	7/15/2025	1,453	1,316,781
William Lyon Homes, Inc.	7.00%	8/15/2022	2,576	2,589,653
Williams Scotsman International, Inc.†	7.875%	12/15/2022	1,942	1,966,275
Total				5,872,709

Containers 0.35%
BWAY Holding Co.†	7.25%	4/15/2025	3,892	3,546,585
OI European Group BV (Netherlands)†(c)	4.00%	3/15/2023	704	660,000
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	6.875%	2/15/2021	234	235,375

202	See Notes to Financial Statements.

Schedule of Investments (continued)

INCOME FUND November 30, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Containers (continued)
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	5.75%	10/15/2020	$2,962	$2,961,593
Total				7,403,553

Diversified 0.09%
KOC Holding AS (Turkey)†(c)	5.25%	3/15/2023	2,000	1,860,800

Drugs 1.94%
AbbVie, Inc.	4.70%	5/14/2045	1,890	1,696,513
Allergan Funding SCS (Luxembourg)(c)	4.85%	6/15/2044	3,062	2,820,124
Bayer Corp.†	6.65%	2/15/2028	2,915	3,295,378
CVS Health Corp.	4.30%	3/25/2028	23,462	22,897,080
Elanco Animal Health, Inc.†	4.90%	8/28/2028	748	754,237
Express Scripts Holding Co.	6.125%	11/15/2041	1,310	1,421,775
Mylan, Inc.†	4.55%	4/15/2028	3,891	3,637,419
Teva Pharmaceutical Finance Co. BV (Curacao)(c)	3.65%	11/10/2021	323	308,708
Teva Pharmaceutical Finance Co. LLC	6.15%	2/1/2036	1,437	1,347,940
Teva Pharmaceutical Finance Netherlands III BV (Netherlands)(c)	1.70%	7/19/2019	2,445	2,417,629
Total				40,596,803

Electric: Power 6.51%
Abu Dhabi National Energy Co. PJSC (United Arab Emirates)†(c)	4.875%	4/23/2030	3,800	3,760,480
Acwa Power Management & Investments One Ltd. (Sounth Africa)†(c)	5.95%	12/15/2039	2,200	2,052,050
Appalachian Power Co.	7.00%	4/1/2038	2,230	2,779,803
Ausgrid Finance Pty Ltd. (Australia)†(c)	4.35%	8/1/2028	6,842	6,740,122
Calpine Corp.	5.50%	2/1/2024	3,885	3,598,481
Cleco Power LLC	6.00%	12/1/2040	4,723	5,261,370
Cleveland Electric Illuminating Co. (The)†	3.50%	4/1/2028	2,361	2,221,074
Dominion Energy, Inc.	7.00%	6/15/2038	4,000	4,844,012
Duquesne Light Holdings, Inc.	6.25%	8/15/2035	2,650	2,931,837
Duquesne Light Holdings, Inc.†	6.40%	9/15/2020	975	1,018,869
Edison International	4.125%	3/15/2028	5,474	5,146,627
Electricite de France SA (France)†(c)	5.00%	9/21/2048	7,342	6,561,038
Emera US Finance LP	2.70%	6/15/2021	1,052	1,019,648
Enel Finance International NV (Netherlands)†(c)	2.75%	4/6/2023	5,440	4,934,318
Exelon Generation Co. LLC	5.60%	6/15/2042	2,950	2,840,480
Exelon Generation Co. LLC	6.25%	10/1/2039	7,125	7,401,299

See Notes to Financial Statements.	203

Schedule of Investments (continued)

INCOME FUND November 30, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electric: Power (continued)
Infraestructura Energetica Nova SAB de CV (Mexico)†(c)	4.875%	1/14/2048	$1,954	$1,453,287
ITC Holdings Corp.†	5.50%	1/15/2020	750	763,249
Minejesa Capital BV (Netherlands)†(c)	5.625%	8/10/2037	1,800	1,548,103
Mississippi Power Co.	4.25%	3/15/2042	3,605	3,254,519
Oglethorpe Power Corp.†	5.05%	10/1/2048	3,138	3,077,628
Oncor Electric Delivery Co. LLC	7.00%	5/1/2032	247	314,950
Oncor Electric Delivery Co. LLC	7.50%	9/1/2038	299	403,252
Origin Energy Finance Ltd. (Australia)†(c)	5.45%	10/14/2021	4,289	4,436,375
Pacific Gas & Electric Co.	3.30%	12/1/2027	4,316	3,582,707
Pacific Gas & Electric Co.	6.05%	3/1/2034	8,546	8,232,674
PPL WEM Ltd./Western Power Distribution Ltd. (United Kingdom)†(c)	5.375%	5/1/2021	2,560	2,639,654
PSEG Power LLC	8.625%	4/15/2031	8,171	10,657,644
SCANA Corp.	4.125%	2/1/2022	11,685	11,516,348
SCANA Corp.	4.75%	5/15/2021	5,597	5,620,393
SCANA Corp.	6.25%	4/1/2020	1,427	1,463,358
Sempra Energy	4.00%	2/1/2048	4,594	3,809,337
TECO Finance, Inc.	5.15%	3/15/2020	983	1,002,884
TransAlta Corp. (Canada)(c)	4.50%	11/15/2022	8,265	8,025,491
Virginia Electric & Power Co.	8.875%	11/15/2038	974	1,457,899
Total				136,371,260

Electrical Equipment 1.03%
Broadcom Corp./Broadcom Cayman Finance Ltd.	3.125%	1/15/2025	6,800	6,157,879
Broadcom Corp./Broadcom Cayman Finance Ltd.	3.875%	1/15/2027	3,411	3,087,210
Marvell Technology Group Ltd Term Loan	4.20%	6/22/2023	2,588	2,565,503
NXP BV/NXP Funding LLC (Netherlands)†(c)	3.875%	9/1/2022	400	388,500
NXP BV/NXP Funding LLC (Netherlands)†(c)	4.625%	6/1/2023	9,482	9,321,944
Total				21,521,036

Electronics 0.76%
Itron, Inc.†	5.00%	1/15/2026	2,428	2,265,640
Tech Data Corp.	3.70%	2/15/2022	7,187	7,014,196
Trimble, Inc.	4.90%	6/15/2028	6,672	6,582,807
Total				15,862,643

Engineering & Contracting Services 0.43%
Brand Industrial Services, Inc.†	8.50%	7/15/2025	2,087	1,852,212
Fluor Corp.	4.25%	9/15/2028	2,881	2,766,725

204	See Notes to Financial Statements.

Schedule of Investments (continued)

INCOME FUND November 30, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Engineering & Contracting Services (continued)
Indika Energy Capital III Pte Ltd. (Singapore)†(c)	5.875%	11/9/2024	$5,000	$4,440,065
Total				9,059,002

Entertainment 0.41%
Eldorado Resorts, Inc.†	6.00%	9/15/2026	1,625	1,576,250
Mohegan Gaming & Entertainment†(f)	7.875%	10/15/2024	2,045	1,965,756
Scientific Games International, Inc.	6.625%	5/15/2021	2,493	2,418,210
Scientific Games International, Inc.	10.00%	12/1/2022	2,467	2,569,997
Total				8,530,213

Environmental Services 0.05%
Waste Pro USA, Inc.†	5.50%	2/15/2026	1,164	1,073,790

Financial Services 2.85%
Affiliated Managers Group, Inc.	3.50%	8/1/2025	541	518,673
Affiliated Managers Group, Inc.	4.25%	2/15/2024	605	611,165
BrightSphere Investment Group plc (United Kingdom)(c)	4.80%	7/27/2026	3,933	3,790,905
Discover Financial Services	3.85%	11/21/2022	1,950	1,927,417
Discover Financial Services	4.10%	2/9/2027	4,115	3,832,406
E*TRADE Financial Corp.	3.80%	8/24/2027	1,448	1,352,274
E*TRADE Financial Corp.	4.50%	6/20/2028	2,713	2,665,156
GE Capital International Funding Co. Unlimited Co. (Ireland)(c)	4.418%	11/15/2035	18,502	14,963,419
International Lease Finance Corp.	5.875%	8/15/2022	613	643,121
International Lease Finance Corp.	5.875%	4/1/2019	5,630	5,671,506
Nationstar Mortgage Holdings, Inc.†	9.125%	7/15/2026	4,054	4,112,276
Nationstar Mortgage LLC/Nationstar Capital Corp.	6.50%	7/1/2021	1,237	1,238,546
Navient Corp.	6.75%	6/25/2025	7,825	7,277,250
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.50%	3/15/2027	4,123	4,057,971
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.875%	4/15/2045	5,679	4,927,862
SURA Asset Management SA (Colombia)†(c)	4.375%	4/11/2027	2,285	2,130,785
Total				59,720,732

Food 1.02%
Albertsons Cos LLC/Safeway, Inc./Albertsons LP/Albertson’s LLC	6.625%	6/15/2024	1,950	1,889,062
Campbell Soup Co.	3.80%	8/2/2042	3,405	2,506,428
Chobani LLC/Chobani Finance Corp., Inc.†	7.50%	4/15/2025	1,594	1,313,058

See Notes to Financial Statements.	205

Schedule of Investments (continued)

INCOME FUND November 30, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Food (continued)
Conagra Brands, Inc.	4.60%	11/1/2025	$4,860	$4,839,420
Conagra Brands, Inc.	5.40%	11/1/2048	1,100	1,049,193
Kraft Heinz Foods Co.	6.875%	1/26/2039	4,606	5,171,755
Kraft Heinz Foods Co.†	7.125%	8/1/2039	493	568,818
Sigma Alimentos SA de CV (Mexico)†(c)	4.125%	5/2/2026	3,230	2,999,055
Smithfield Foods, Inc.†	3.35%	2/1/2022	975	945,929
Total				21,282,718

Health Care Products 0.51%
Kinetic Concepts, Inc./KCI USA, Inc.†	12.50%	11/1/2021	414	445,050
Life Technologies Corp.	6.00%	3/1/2020	4,643	4,775,929
Zimmer Biomet Holdings, Inc.	3.375%	11/30/2021	1,950	1,915,997
Zimmer Biomet Holdings, Inc.	5.75%	11/30/2039	3,372	3,458,090
Total				10,595,066

Health Care Services 2.22%
Centene Corp.†	5.375%	6/1/2026	3,240	3,268,350
Centene Corp.	5.625%	2/15/2021	3,547	3,602,688
Fresenius Medical Care US Finance II, Inc.†	4.75%	10/15/2024	3,754	3,809,750
Fresenius Medical Care US Finance II, Inc.†	5.875%	1/31/2022	7,513	7,853,715
Kaiser Foundation Hospitals	4.15%	5/1/2047	1,429	1,365,167
Northwell Healthcare, Inc.	3.979%	11/1/2046	3,786	3,334,075
Rede D’or Finance Sarl (Luxembourg)†(c)	4.95%	1/17/2028	1,096	960,381
Surgery Center Holdings, Inc.†	8.875%	4/15/2021	1,243	1,267,860
Universal Health Services, Inc.†	4.75%	8/1/2022	14,038	14,195,927
Universal Health Services, Inc.†	5.00%	6/1/2026	6,807	6,747,439
Total				46,405,352

Household Equipment/Products 0.12%
Newell Brands, Inc.	3.15%	4/1/2021	483	474,947
Newell Brands, Inc.	3.85%	4/1/2023	975	950,420
Newell Brands, Inc.	5.00%	11/15/2023	1,000	992,652
Total				2,418,019

Insurance 3.05%
American International Group, Inc.	4.125%	2/15/2024	2,922	2,896,740
American International Group, Inc.	4.80%	7/10/2045	7,906	7,222,396
Aon Corp.	8.205%	1/1/2027	5,545	6,501,513
Brighthouse Financial, Inc.	3.70%	6/22/2027	5,000	4,266,093
CNO Financial Group, Inc.	5.25%	5/30/2025	4,866	4,768,680

206	See Notes to Financial Statements.

Schedule of Investments (continued)

INCOME FUND November 30, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Insurance (continued)
Fidelity National Financial, Inc.†	4.50%	8/15/2028		$5,808	$5,642,431
Hanover Insurance Group, Inc. (The)	4.50%	4/15/2026		4,460	4,391,417
Liberty Mutual Group, Inc.†	5.00%	6/1/2021		1,950	1,992,056
Lincoln National Corp.	6.30%	10/9/2037		584	677,359
Lincoln National Corp.	7.00%	6/15/2040		2,518	3,110,439
Protective Life Corp.	8.45%	10/15/2039		5,103	6,846,107
Teachers Insurance & Annuity Association of America†	4.90%	9/15/2044		11,365	11,639,059
Unum Group	5.75%	8/15/2042		2,922	2,963,511
Willis North America, Inc.	7.00%	9/29/2019		989	1,017,453
Total					63,935,254

Leasing 0.27%
GATX Corp.	4.55%	11/7/2028		4,845	4,753,620
Park Aerospace Holdings Ltd. (Ireland)†(c)	4.50%	3/15/2023		908	885,300
Total					5,638,920

Leisure 0.84%
Carnival plc	7.875%	6/1/2027		5,500	6,749,425
Piaggio & C SpA(b)	3.625%	4/30/2025	EUR	415	469,808
Royal Caribbean Cruises Ltd.	3.70%	3/15/2028		$1,088	989,803
Royal Caribbean Cruises Ltd.	5.25%	11/15/2022		3,894	4,071,595
Royal Caribbean Cruises Ltd.	7.50%	10/15/2027		1,795	2,118,899
Silversea Cruise Finance Ltd.†	7.25%	2/1/2025		2,887	3,110,743
Total					17,510,273

Lodging 0.04%
Studio City Co., Ltd. (Macau)†(c)	7.25%	11/30/2021		913	932,173

Machinery: Agricultural 0.08%
MHP Lux SA (Luxembourg)†(c)	6.95%	4/3/2026		2,000	1,729,668

Machinery: Industrial/Specialty 1.52%
CNH Industrial Capital LLC	4.375%	4/5/2022		9,059	9,129,751
CNH Industrial Capital LLC	4.875%	4/1/2021		2,925	2,946,937
Kennametal, Inc.	4.625%	6/15/2028		3,818	3,738,320
Nvent Finance Sarl (Luxembourg)(c)	4.55%	4/15/2028		10,246	9,920,587
Wabtec Corp.	4.70%	9/15/2028		6,504	6,168,799
Total					31,904,394

See Notes to Financial Statements.	207

Schedule of Investments (continued)

INCOME FUND November 30, 2018

Investments	Interest Rate		Maturity Date		Principal Amount (000)	Fair Value
Manufacturing 0.87%
General Electric Co.	2.70%		10/9/2022		$6,326	$5,714,053
General Electric Co.	2.962% (3 Mo. LIBOR + .38%	)#	5/5/2026		2,674	2,182,545
General Electric Co.	3.15%		9/7/2022		1,998	1,836,129
General Electric Co.	5.30%		2/11/2021		4,743	4,701,367
Pentair Finance Sarl (Luxembourg)(c)	2.65%		12/1/2019		3,855	3,827,612
Total						18,261,706

Media 3.58%
21st Century Fox America, Inc.	7.75%		12/1/2045		7,994	11,573,055
CCO Holdings LLC/CCO Holdings Capital Corp.	5.25%		3/15/2021		1,000	1,001,875
Charter Communications Operating LLC/Charter Communications Operating Capital	6.484%		10/23/2045		1,515	1,520,558
Cox Communications, Inc.†	4.50%		6/30/2043		1,190	991,100
Cox Communications, Inc.†	4.70%		12/15/2042		410	348,031
Cox Communications, Inc.†	8.375%		3/1/2039		7,068	8,904,644
CSC Holdings LLC†	10.125%		1/15/2023		2,458	2,667,176
Myriad International Holdings BV (Netherlands)†(c)	6.00%		7/18/2020		8,333	8,560,908
NBCUniversal Enterprise, Inc.†	5.25%		–	(e)	14,988	15,212,820
Time Warner Cable LLC	6.55%		5/1/2037		2,560	2,605,177
Time Warner Cable LLC	7.30%		7/1/2038		12,305	13,344,038
Time Warner Entertainment Co. LP	8.375%		7/15/2033		4,675	5,673,939
Warner Media LLC	6.20%		3/15/2040		2,494	2,561,528
Total						74,964,849

Metal Fabricating 0.08%
Valmont Industries, Inc.	5.25%		10/1/2054		1,946	1,698,116

Metals & Minerals: Miscellaneous 2.74%
Anglo American Capital plc (United Kingdom)†(c)	4.75%		4/10/2027		6,235	5,992,815
Barrick International Barbados Corp. (Barbados)†(c)	6.35%		10/15/2036		2,799	3,089,997
Barrick North America Finance LLC	7.50%		9/15/2038		1,310	1,548,409
First Quantum Minerals Ltd. (Canada)†(c)	6.875%		3/1/2026		3,000	2,583,750
FMG Resources August 2006 Pty Ltd. (Australia)†(c)	5.125%		5/15/2024		569	532,015
Glencore Finance Canada Ltd. (Canada)†(c)	4.25%		10/25/2022		965	965,176
Glencore Finance Canada Ltd. (Canada)†(c)	4.95%		11/15/2021		767	781,959
Glencore Finance Canada Ltd. (Canada)†(c)	5.55%		10/25/2042		5,774	5,352,056
Glencore Funding LLC†	3.00%		10/27/2022		836	800,131
Glencore Funding LLC†	4.125%		5/30/2023		1,235	1,217,792
Goldcorp, Inc. (Canada)(c)	3.625%		6/9/2021		1,950	1,941,792
Goldcorp, Inc. (Canada)(c)	3.70%		3/15/2023		9,259	9,050,925

208	See Notes to Financial Statements.

Schedule of Investments (continued)

INCOME FUND November 30, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Metals & Minerals: Miscellaneous (continued)
Hudbay Minerals, Inc. (Canada)†(c)	7.25%	1/15/2023	$344	$346,150
Hudbay Minerals, Inc. (Canada)†(c)	7.625%	1/15/2025	576	574,560
Indonesia Asahan Aluminium Persero PT (Indonesia)†(c)	5.23%	11/15/2021	3,000	3,045,108
Joseph T Ryerson & Son, Inc.†	11.00%	5/15/2022	927	989,573
Kinross Gold Corp.(Canada)(c)	4.50%	7/15/2027	5,828	5,041,220
MMC Norilsk Nickel OJSC via MMC Finance DAC (Ireland)†(c)	4.10%	4/11/2023	4,300	4,070,870
Newmont Mining Corp.	5.125%	10/1/2019	1,950	1,980,166
Southern Copper Corp. (Peru)(c)	5.25%	11/8/2042	3,885	3,568,740
Teck Resources Ltd. (Canada)†(c)	8.50%	6/1/2024	1,933	2,099,721
Vedanta Resources plc (India)†(c)	6.125%	8/9/2024	2,000	1,717,016
Total				57,289,941

Natural Gas 0.63%
National Fuel Gas Co.	3.75%	3/1/2023	6,919	6,702,197
National Fuel Gas Co.	3.95%	9/15/2027	2,687	2,482,620
National Fuel Gas Co.	4.90%	12/1/2021	3,887	3,936,930
Total				13,121,747

Office Furniture & Business Equipment 0.01%
Xerox Corp.	3.625%	3/15/2023	232	210,075

Oil 6.75%
Afren plc (United Kingdom)†(c)(g)	6.625%	12/9/2020	976	3,435
Afren plc (United Kingdom)†(c)(g)	10.25%	4/8/2019	2,049	7,213
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp.	7.875%	12/15/2024	2,926	2,114,035
Antero Resources Corp.	5.125%	12/1/2022	232	227,940
Apache Corp.	5.10%	9/1/2040	3,225	2,894,489
Berry Petroleum Co. LLC†	7.00%	2/15/2026	1,941	1,853,616
Canadian Natural Resources Ltd. (Canada)(c)	7.20%	1/15/2032	3,631	4,261,122
Canadian Oil Sands Ltd. (Canada)†(c)	4.50%	4/1/2022	155	155,731
Carrizo Oil & Gas, Inc.	8.25%	7/15/2025	761	778,123
Chaparral Energy, Inc.†	8.75%	7/15/2023	4,170	3,961,500
CNOOC Curtis Funding No 1 Pty Ltd. (Australia)†(c)	4.50%	10/3/2023	4,800	4,871,309
Continental Resources, Inc.	4.90%	6/1/2044	1,943	1,728,285
Continental Resources, Inc.	5.00%	9/15/2022	12,444	12,458,187
Diamondback Energy, Inc.†	4.75%	11/1/2024	453	440,543
Encana Corp. (Canada)(c)	6.50%	5/15/2019	1,950	1,978,262

See Notes to Financial Statements.	209

Schedule of Investments (continued)

INCOME FUND November 30, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Oil (continued)
Eni SpA (Italy)†(c)	5.70%		10/1/2040	$11,398	$11,213,099
Gazprom OAO via Gaz Capital SA (Luxembourg)†(c)	4.95%		2/6/2028	4,000	3,747,376
Helmerich & Payne International Drilling Co.	4.65%		3/15/2025	12,536	12,859,515
HighPoint Operating Corp.	7.00%		10/15/2022	1,119	1,054,657
Hilcorp Energy I LP/Hilcorp Finance Co.†	6.25%		11/1/2028	5,784	5,444,190
KazMunayGas National Co. JSC (Kazakhstan)†(c)	6.375%		10/24/2048	1,800	1,730,612
Kerr-McGee Corp.	7.875%		9/15/2031	6,505	7,840,511
Laredo Petroleum, Inc.	5.625%		1/15/2022	1,213	1,146,285
Marathon Petroleum Corp.†	5.375%		10/1/2022	2,000	2,035,133
Motiva Enterprises LLC†	5.75%		1/15/2020	6,412	6,525,989
Newfield Exploration Co.	5.75%		1/30/2022	975	996,938
Oasis Petroleum, Inc.	6.875%		3/15/2022	3,815	3,781,619
OGX Austria GmbH (Brazil)†(c)(g)	8.50%		6/1/2018	1,800	36
Precision Drilling Corp. (Canada)(c)	5.25%		11/15/2024	2,621	2,339,767
PT Saka Energi Indonesia (Indonesia)†(c)	4.45%		5/5/2024	4,300	3,892,893
Range Resources Corp.	5.00%		8/15/2022	957	910,346
Range Resources Corp.	5.875%		7/1/2022	486	481,748
Ras Laffan Liquefied Natural Gas Co. Ltd. 3(Qatar)†(c)	6.75%		9/30/2019	5,000	5,135,616
Resolute Energy Corp.	8.50%		5/1/2020	2,921	2,948,019
Seven Generations Energy Ltd. (Canada)†(c)	6.875%		6/30/2023	2,545	2,557,725
Tapstone Energy LLC/Tapstone Energy Finance Corp.†	9.75%		6/1/2022	4,967	4,103,984
Tengizchevroil Finance Co. International Ltd. (Kazakhstan)†(c)	4.00%		8/15/2026	4,975	4,549,120
Trinidad Drilling Ltd. (Canada)†(c)	6.625%		2/15/2025	2,509	2,547,889
Valero Energy Corp.	7.50%		4/15/2032	275	334,398
Valero Energy Corp.	10.50%		3/15/2039	7,619	11,486,602
WildHorse Resource Development Corp.	6.875%		2/1/2025	850	833,000
YPF SA (Argentina)†(c)	7.00%		12/15/2047	4,155	3,157,800
Total					141,388,657

Oil: Crude Producers 4.90%
Andeavor Logistics LP/Tesoro Logistics Finance Corp.	6.25%		10/15/2022	1,444	1,481,905
Columbia Pipeline Group, Inc.	3.30%		6/1/2020	2,630	2,618,775
Enable Midstream Partners LP	2.40%		5/15/2019	1,950	1,938,214
Enbridge Energy Partners LP	6.194% (3 Mo. LIBOR + 3.80%	)#	10/1/2077	4,055	4,080,265
Enbridge Energy Partners LP	9.875%		3/1/2019	1,950	1,980,546
Enbridge, Inc. (Canada)(c)	6.00%	#(d)	1/15/2077	4,462	3,986,353

210	See Notes to Financial Statements.

Schedule of Investments (continued)

INCOME FUND November 30, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Oil: Crude Producers (continued)
Energy Transfer Operating LP	9.00%		11/1/2024	$2,110	$2,353,440
Energy Transfer Partners LP	6.125%		12/15/2045	1,073	1,033,164
Energy Transfer Partners LP	7.50%		7/1/2038	6,948	7,608,067
Energy Transfer Partners LP	8.25%		11/15/2029	3,202	3,803,685
Energy Transfer Partners LP/Regency Energy Finance Corp.	5.00%		10/1/2022	275	280,089
Enterprise Products Operating LLC	7.55%		4/15/2038	1,199	1,483,725
Florida Gas Transmission Co. LLC†	3.875%		7/15/2022	2,805	2,791,725
Florida Gas Transmission Co. LLC†	7.90%		5/15/2019	975	993,702
Gulf South Pipeline Co. LP	4.00%		6/15/2022	2,241	2,203,906
IFM US Colonial Pipeline 2 LLC†	6.45%		5/1/2021	6,020	6,254,028
Kinder Morgan, Inc.†	5.625%		11/15/2023	972	1,021,404
Kinder Morgan, Inc.	7.75%		1/15/2032	10,942	13,012,939
Midcontinent Express Pipeline LLC†	6.70%		9/15/2019	6,700	6,795,657
MPLX LP	5.50%		2/15/2023	874	890,261
ONEOK Partners LP	8.625%		3/1/2019	1,950	1,974,222
Sabal Trail Transmission LLC†	4.246%		5/1/2028	2,429	2,353,172
Sabine Pass Liquefaction LLC	5.625%		4/15/2023	10,183	10,627,884
Sabine Pass Liquefaction LLC	5.875%		6/30/2026	8,398	8,856,534
Spectra Energy Partners LP	3.016% (3 Mo. LIBOR + .70%	)#	6/5/2020	3,900	3,904,754
Texas Eastern Transmission LP†	4.125%		12/1/2020	1,950	1,967,772
Williams Cos., Inc. (The)	8.75%		3/15/2032	4,908	6,313,065
Total					102,609,253

Oil: Integrated Domestic 0.67%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.	4.08%		12/15/2047	2,979	2,422,425
Halliburton Co.	7.45%		9/15/2039	4,134	5,174,679
National Oilwell Varco, Inc.	3.95%		12/1/2042	5,377	4,293,633
SESI LLC	7.125%		12/15/2021	2,296	2,175,460
Total					14,066,197

Paper & Forest Products 0.28%
International Paper Co.	7.30%		11/15/2039	4,014	4,745,310
West Fraser Timber Co. Ltd. (Canada)†(c)	4.35%		10/15/2024	1,065	1,040,264
Total					5,785,574

Real Estate Investment Trusts 3.80%
American Homes 4 Rent LP	4.25%		2/15/2028	5,564	5,265,077
Brixmor Operating Partnership LP	3.85%		2/1/2025	4,742	4,545,679

See Notes to Financial Statements.	211

Schedule of Investments (continued)

INCOME FUND November 30, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Real Estate Investment Trusts (continued)
China Evergrande Group (China)(c)	8.75%	6/28/2025	$2,000	$1,652,038
China Overseas Finance Cayman V Ltd.†	5.35%	11/15/2042	1,700	1,710,151
Country Garden Holdings Co. Ltd. (China)(c)	4.75%	9/28/2023	3,325	2,852,850
Country Garden Holdings Co. Ltd. (China)(c)	4.75%	1/17/2023	875	756,656
EPR Properties	4.50%	4/1/2025	1,947	1,898,354
EPR Properties	4.95%	4/15/2028	8,000	7,806,728
Goodman US Finance Three LLC†	3.70%	3/15/2028	1,066	995,854
Healthcare Realty Trust, Inc.	3.625%	1/15/2028	4,032	3,704,649
Healthcare Trust of America Holdings LP	2.95%	7/1/2022	3,566	3,434,334
Hunt Cos., Inc.†	6.25%	2/15/2026	2,647	2,395,535
Kilroy Realty LP	6.625%	6/1/2020	7,025	7,364,015
MPT Operating Partnership L.P.	5.00%	10/15/2027	5,990	5,705,475
Reckson Operating Partnership LP	7.75%	3/15/2020	7,961	8,361,144
SL Green Operating Partnership LP	3.25%	10/15/2022	2,088	2,011,548
SL Green Realty Corp.	4.50%	12/1/2022	1,590	1,600,824
VEREIT Operating Partnership LP	3.00%	2/6/2019	3,299	3,297,416
VEREIT Operating Partnership LP	3.95%	8/15/2027	4,268	3,935,931
VEREIT Operating Partnership LP	4.875%	6/1/2026	7,114	7,128,755
WeWork Cos., Inc.†	7.875%	5/1/2025	3,238	3,043,720
Total				79,466,733

Retail 0.09%
Yum! Brands, Inc.	6.875%	11/15/2037	1,949	1,963,618

Savings & Loan 0.27%
People’s United Financial, Inc.	3.65%	12/6/2022	5,613	5,567,650

Steel 0.66%
Vale Overseas Ltd. (Brazil)(c)	6.25%	8/10/2026	2,747	2,939,290
Vale Overseas Ltd. (Brazil)(c)	6.875%	11/10/2039	9,645	10,947,075
Total				13,886,365

Technology 2.29%
Alibaba Group Holding Ltd. (China)(c)	4.20%	12/6/2047	2,000	1,737,262
Alibaba Group Holding Ltd. (China)(c)	4.40%	12/6/2057	3,400	2,954,032
Alibaba Group Holding Ltd. (China)(c)	4.50%	11/28/2034	5,000	4,749,249
Baidu, Inc. (China)(c)	3.625%	7/6/2027	4,500	4,166,046
Baidu, Inc. (China)(c)	3.875%	9/29/2023	9,000	8,889,480
Expedia Group, Inc.	3.80%	2/15/2028	2,911	2,651,357
Expedia Group, Inc.	5.00%	2/15/2026	3,920	3,939,479

212	See Notes to Financial Statements.

Schedule of Investments (continued)

INCOME FUND November 30, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Technology (continued)
JD.com, Inc. (China)(c)	3.875%		4/29/2026		$4,335	$3,841,125
Netflix, Inc.(b)	3.625%		5/15/2027	EUR	3,900	4,296,449
Tencent Holdings Ltd. (China)†(c)	3.595%		1/19/2028		$11,645	10,772,147
Total						47,996,626

Telecommunications 3.64%
AT&T, Inc.	5.35%		9/1/2040		3,881	3,675,450
AT&T, Inc.	6.00%		8/15/2040		23,671	23,946,453
AT&T, Inc.	6.35%		3/15/2040		7,542	7,928,212
Level 3 Parent LLC	5.75%		12/1/2022		3,001	3,008,503
Oztel Holdings SPC Ltd. (United Arab Emirates)†(c)	6.625%		4/24/2028		1,975	1,883,425
T-Mobile USA, Inc.	6.00%		4/15/2024		2,395	2,451,881
U.S. Cellular Corp.	6.70%		12/15/2033		2,459	2,477,147
Verizon Communications, Inc.	4.862%		8/21/2046		23,857	22,847,291
Vodafone Group plc (United Kingdom)(c)	4.375%		5/30/2028		8,345	8,027,688
Total						76,246,050

Toys 0.01%
Mattel, Inc.	2.35%		8/15/2021		325	293,313

Transportation: Miscellaneous 0.65%
Burlington Northern Santa Fe LLC	6.15%		5/1/2037		2,449	2,902,412
Burlington Northern Santa Fe LLC	6.20%		8/15/2036		245	291,229
Canadian Pacific Railway Co. (Canada)(c)	7.125%		10/15/2031		435	542,398
Canadian Pacific Railway Co. (Canada)(c)	9.45%		8/1/2021		500	570,948
FedEx Corp.	4.95%		10/17/2048		2,594	2,533,005
Lima Metro Line 2 Finance Ltd.†	5.875%		7/5/2034		2,400	2,396,964
Navios South American Logistics, Inc. (Uruguay)†(c)	7.25%		5/1/2022		973	892,727
Norfolk Southern Corp.	5.59%		5/17/2025		2,150	2,346,636
Rumo Luxembourg Sarl (Luxembourg)†(c)	7.375%		2/9/2024		1,000	1,033,500
Total						13,509,819
Total Corporate Bonds (cost $1,743,430,331)						1,660,561,288

FLOATING RATE LOANS(h) 0.63%

Business Services 0.08%
United Rentals, Inc. Initial Term Loan	4.095% (1 Mo. LIBOR + 1.75%	)	10/31/2025		1,667	1,666,933

Electrical Equipment 0.09%
Microchip Technology Inc. Initial Term Loan	4.35% (1 Mo. LIBOR + 2.00%	)	5/29/2025		1,871	1,855,283

See Notes to Financial Statements.	213

Schedule of Investments (continued)

INCOME FUND November 30, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Electrical: Household 0.08%
Energizer Holdings, Inc. Bridge Term Loan	–	(i)	6/30/2022		$1,667	$1,667,000

Lodging 0.12%
Wyndham Hotels & Resorts, Inc. Term Loan B	4.095% (1 Mo. LIBOR + 1.75%	)	5/30/2025		2,512	2,493,474

Metal Fabricating 0.10%
Doncasters US Finance LLC 2nd Lien Term Loan	10.636% (3 Mo. LIBOR + 8.25%	)	10/9/2020		959	757,978
Doncasters US Finance LLC Term Loan B	5.886% (3 Mo. LIBOR + 3.50%	)	4/9/2020		1,398	1,285,637
Total						2,043,615

Miscellaneous 0.09%
Utex Industries, Inc. 1st Lien Initial Term Loan	6.345% (1 Mo. LIBOR + 4.00%	)	5/22/2021		723	702,538
Utex Industries, Inc. 2nd Lien Initial Term Loan	9.595% (1 Mo. LIBOR + 7.25%	)	5/22/2022		1,275	1,200,623
Total						1,903,161

Retail 0.07%
Panera Bread Co. Term Loan	4.063% (1 Mo. LIBOR + 1.75%	)	7/18/2022		1,499	1,460,588
Total Floating Rate Loans (cost $13,441,316)						13,090,054

FOREIGN BOND(b) 0.07%

Mexico
Red de Carreteras de Occidente S.A.P.I.B. de CV†(b) (cost $2,515,344)	9.00%		6/10/2028	MXN	31,250	1,405,065

FOREIGN GOVERNMENT OBLIGATIONS 0.82%

Argentina 0.36%
Republic of Argentina(c)	4.625%		1/11/2023		$3,736	3,129,367
Republic of Argentina(c)	5.875%		1/11/2028		2,916	2,189,945
Republic of Argentina(c)	6.875%		4/22/2021		2,429	2,300,870
Total						7,620,182

Bahamas 0.09%
Bahrain Government International Bond†(c)	6.75%		9/20/2029		2,000	1,922,608

Brunei 0.37%
Government of Bermuda†	3.717%		1/25/2027		8,090	7,711,469
Total Foreign Government Obligations (cost $18,720,134)						17,254,259

214	See Notes to Financial Statements.

Schedule of Investments (continued)

INCOME FUND November 30, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 0.53%
Federal Home Loan Mortgage Corp. 1020 S IO	900.95%	#(j)(k)	12/15/2020	$–	(l)	$128
Federal Home Loan Mortgage Corp. 1032 O IO	544.714%	(k)	12/15/2020	–	(l)	177
Federal Home Loan Mortgage Corp. 1046 I IO	1009.00%	(k)	2/15/2021	–	(l)	69
Federal Home Loan Mortgage Corp. 1049 N IO	1010.50%	(k)	2/15/2021	–	(l)	44
Federal Home Loan Mortgage Corp. 1058 I IO	1008.50%	(k)	4/15/2021	–	(l)	46
Federal Home Loan Mortgage Corp. 1059 U IO	409.00%	(k)	4/15/2021	–	(l)	137
Federal Home Loan Mortgage Corp. 1066 S IO	1195.607%	(k)	4/15/2021	–	(l)	364
Federal Home Loan Mortgage Corp. 1082 D IO	1007.78%	(k)	5/15/2021	–	(l)	132
Federal Home Loan Mortgage Corp. 1095 A PO	Zero Coupon		6/15/2021	–	(l)	566
Federal Home Loan Mortgage Corp. 1137 M IO	1185.497%	(k)	9/15/2021	–	(l)	135
Federal Home Loan Mortgage Corp. 1148 F PO	Zero Coupon		10/15/2021	–	(l)	615
Federal Home Loan Mortgage Corp. 1180 G IO	1008.40%	(k)	11/15/2021	–	(l)	173
Federal Home Loan Mortgage Corp. 1200 IB IO	1007.00%	(k)	2/15/2022	–	(l)	53
Federal Home Loan Mortgage Corp. 1241 X IO	982.654%	(k)	4/15/2022	–	(l)	62
Federal Home Loan Mortgage Corp. 1363 B PO	Zero Coupon		8/15/2022	14		12,979
Federal Home Loan Mortgage Corp. 1372 C PO	Zero Coupon		9/15/2022	3		3,340
Federal Home Loan Mortgage Corp. 141 A PO	Zero Coupon		7/1/2022	–	(l)	449
Federal National Mortgage Assoc. 133 1 PO	Zero Coupon		4/25/2022	–	(l)	423
Federal National Mortgage Assoc. 1991-158 E IO	1008.00%	#(j)(k)	12/25/2021	–	(l)	157
Federal National Mortgage Assoc. 94 2 IO	9.50%	(k)	8/25/2021	–	(l)	75
Government National Mortgage Assoc. 2013-48 IO	0.62%	#(j)(k)	7/16/2054	15,254		649,591
Government National Mortgage Assoc. 2017-41 AS	2.60%		6/16/2057	5,059		4,716,951
Government National Mortgage Assoc. 2017-86 AS	2.75%		2/16/2058	2,038		1,940,894
Government National Mortgage Assoc. 2017-89 AB	2.60%		7/16/2058	1,701		1,560,301
Government National Mortgage Assoc. 2017-90 AS	2.70%		7/16/2057	2,372		2,227,867
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $11,821,359)						11,115,728

MUNICIPAL BONDS 0.75%

Miscellaneous
Illinois	5.10%		6/1/2033	1,935		1,837,437
Illinois	5.52%		4/1/2038	660		605,279
Illinois	5.877%		3/1/2019	2,915		2,934,589
North Texas Tollway Auth	8.41%		2/1/2030	1,950		2,422,017
North Texas Tollway Auth	8.91%		2/1/2030	7,500		7,939,500
Total Municipal Bonds (cost $15,374,800)						15,738,822

See Notes to Financial Statements.	215

Schedule of Investments (continued)

INCOME FUND November 30, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 1.91%
Caesars Palace Las Vegas Trust 2017-VICI A†	3.531%		10/15/2034	$5,744	$5,741,701
Caesars Palace Las Vegas Trust 2017-VICI B†	3.835%		10/15/2034	3,513	3,504,763
Caesars Palace Las Vegas Trust 2017-VICI C†	4.138%		10/15/2034	2,103	2,101,496
Commercial Mortgage Pass-Through Certificates 2015-PC1 C	4.588%	#(j)	7/10/2050	1,776	1,738,139
Commercial Mortgage Pass-Through Certificates 2016-SAVA A†	4.027% (1 Mo. LIBOR + 1.72%	)#	10/15/2034	2,713	2,715,246
Credit Suisse Mortgage Capital Certificates 2014-USA E†	4.373%		9/15/2037	2,000	1,807,013
DBWF Mortgage Trust 2015-LCM D†	3.535%	#(j)	6/10/2034	1,600	1,410,341
DBWF Mortgage Trust 2018-AMXP D†	3.917%	#(j)	5/5/2035	5,497	5,416,496
GAHR Commercial Mortgage Trust 2015-NRF DFX†	3.495%	#(j)	12/15/2034	1,472	1,462,604
GS Mortgage Securities Corp. Trust 2018-FBLU E†	5.057% (1 Mo. LIBOR + 2.75%	)#	11/15/2035	4,226	4,230,226
GS Mortgage Securities Trust 2013-GC12 XA IO	1.574%	#(j)(k)	6/10/2046	22,719	1,148,127
GS Mortgage Securities Trust 2013-GC12 XB IO	0.654%	#(j)(k)	6/10/2046	47,400	1,052,247
GS Mortgage Securities Trust 2015-GC32 C	4.558%	#(j)	7/10/2048	1,022	1,020,758
GS Mortgage Securities Trust 2015-GS1 XB IO	0.331%	#(j)(k)	11/10/2048	30,000	434,850
Hudsons Bay Simon JV Trust 2015-HB10 XB10 IO†	0.723%	#(j)(k)	8/5/2034	16,028	558,175
Hudsons Bay Simon JV Trust 2015-HB7 XB7 IO†	0.665%	#(j)(k)	8/5/2034	18,308	342,817
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 XA IO	1.276%	#(j)(k)	4/15/2047	6,100	104,762
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 XB IO	0.424%	#(j)(k)	4/15/2047	1,896	32,193
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C30 C	4.441% (1 Mo. LIBOR + 1.35%	)#	7/15/2048	1,674	1,622,003
Merrill Lynch Mortgage Investors Trust 2006-AF2 AF1	6.25%		10/25/2036	786	656,975
Sequoia Mortgage Trust 2012-4 A3	2.069%	#(j)	9/25/2042	373	352,002
Wells Fargo Commercial Mortgage Trust 2013-LC12 D†	4.422%	#(j)	7/15/2046	2,256	1,902,396
WF-RBS Commercial Mortgage Trust 2014-C20 XA IO	1.202%	#(j)(k)	5/15/2047	12,226	460,510
WF-RBS Commercial Mortgage Trust 2014-C20 XB IO	0.723%	#(j)(k)	5/15/2047	2,617	79,209
Total Non-Agency Commercial Mortgage-Backed Securities (cost $40,004,325)					39,895,049

216	See Notes to Financial Statements.

Schedule of Investments (continued)

INCOME FUND November 30, 2018

Investments	Dividend Rate			Shares (000)	Fair Value
PREFERRED STOCKS 0.14%

ELECTRIC: POWER 0.13%
SCE Trust III(e)	5.75%	#(d)		120	$2,632,396

Oil 0.01%
Templar Energy LLC				85	254,826
Total Preferred Stocks (cost $3,836,155)					2,887,222

	Interest Rate		Maturity Date	Principal Amount (000)

U.S. Treasury Obligations 4.41%

Government
U.S. Treasury Note	2.875%		11/15/2021	$4,974	4,981,383
U.S. Treasury Bond	2.25%		8/15/2046	855	690,914
U.S. Treasury Note	2.625%		2/28/2023	8,494	8,421,668
U.S. Treasury Note	1.625%		11/15/2022	23,639	22,568,320
U.S. Treasury Note	6.25%		8/15/2023	3,310	3,803,591
U.S. Treasury Bond	2.75%		11/15/2042	174	158,248
U.S. Treasury Note	2.875%		9/30/2023	11,707	11,721,862
U.S. Treasury Note	3.125%		11/15/2028	22,829	23,062,641
U.S. Treasury Note	2.875%		11/30/2023	16,950	16,981,119
Total U.S. Treasury Obligations (cost $92,025,157)					92,389,746
Total Long-Term Investments (cost $2,098,188,389)					2,008,299,383

SHORT-TERM INVESTMENTS 1.55%

COMMERCIAL PAPER 0.83%

Chemicals 0.10%
Cabot Corp.	2.495%		12/3/2018	2,000	2,000,000

Electric: Power 0.24%
South Carolina Electric & Gas Co.	3.819%		12/14/2018	5,000	4,994,271

Household Equipment/Products 0.01%
Newell Brands, Inc.	2.707%		12/3/2018	250	250,000

Leisure 0.14%
Royal Caribbean Cruises Ltd.	2.897%		12/12/2018	3,000	2,997,862

See Notes to Financial Statements.	217

Schedule of Investments (continued)

INCOME FUND November 30, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Natural Gas 0.10%
Dominion Energy Gas Holding LLC	2.586%	12/4/2018	$680	$679,952
Washington Gas Light Co.	2.535%	12/3/2018	1,500	1,500,000
Total				2,179,952

Oil: Crude Producers 0.24%
Enable Midstream Partners LP	2.89%	12/3/2018	1,000	1,000,000
Enable Midstream Partners LP	3.098%	12/5/2018	500	499,915
Energy Transfer LP	2.89%	12/3/2018	1,250	1,250,000
Kinder Morgan, Inc.	2.89%	12/3/2018	2,200	2,200,000
Total				4,949,915
Total Commercial Paper (cost $17,369,079)				17,372,000

CORPORATE BONDS 0.01%

Foreign Government Obligations
Export Credit Bank of Turkey (Turkey)†(c) (cost $202,824)	5.875%	4/24/2019	215	214,254

REPURCHASE AGREEMENTS 0.71%
Repurchase Agreement dated 11/30/2018, 1.25% due 12/3/2018 with Fixed Income Clearing Corp. collateralized by $13,365,000 of U.S. Treasury Note at 2.125% due 12/31/2022; value: $13,102,538; proceeds: $12,844,276			12,843	12,842,939
Repurchase Agreement dated 11/30/2018, 2.22% due 12/03/2018 with JPMorgan Chase & Co. collateralized by $2,040,000 of Federal Home Loan Bank at 3.125% due 11/27/2020; value: $2,042,878; proceeds: $2,000,370			2,000	2,000,000
Total Repurchase Agreements (cost $14,842,939)				14,842,939
Total Short-Term Investment (cost $32,414,842)				32,429,193
Total Investments in Securities 97.49% (cost $2,130,603,231)				2,040,728,576
Less Unfunded Commitment (0.08%) (cost $1,667,000)				(1,667,000)
Net Investment 97.41% (cost $2,128,936,231)				2,039,061,576
Cash, Foreign Cash and Other Assets in Excess Liabilities(m) 2.59%				54,269,808
Net Assets 100.00%				$2,093,331,384

BRL	Brazilian real.
EUR	euro.
MXN	Mexican peso.
IO	Interest Only.
LIBOR	London Interbank Offered Rate.
PIK	Payment-in-kind.
PO	Principal Only.
Units	More than one class of securities traded together.

218	See Notes to Financial Statements.

Schedule of Investments (continued)

INCOME FUND November 30, 2018

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at November 30, 2018.
*	Non-income producing security.
(a)	Securities purchased on a when-issued basis (See Note 2(i)).
(b)	Investment in non-U.S. dollar denominated securities.
(c)	Foreign security traded in U.S. dollars.
(d)	Variable Rate is Fixed to Float: Rate remains fixed until designated future date.
(e)	Security is perpetual in nature and has no stated maturity.
(f)	Security has been fully or partially segregated for open reverse repurchase agreements as of November 30, 2018 (See Note 2(m)).
(g)	Defaulted (non-income producing security).
(h)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at November 30, 2018.
(i)	Interest rate to be determined.
(j)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(k)	IOettes. These securities represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s, however, a nominal amount of principal is assigned to an IOette. This amount is very small in relation to the interest flow that constitutes almost all of the IOette cash flow. The stated price and coupon are linked to that small principal amount and therefore appear unusually large.
(l)	Amount is less than $1,000.
(m)	Cash, Foreign Cash and Other Assets in Excess Liabilities include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts and swaps as follows:

Credit Default Swaps on Indexes–Buy Protection at November 30, 2018(1):

Referenced Index*	Swap Counterparty	Fund Pays (Quarterly)	Termination Date	Notional Amount	Notional Value	Payments Upfront(2)	Unrealized Depreciation(3)	Credit Default Swap Agreements Payable at Fair Value(4)
Markit CMBX.NA.AAA.8	Morgan Stanley	.50%	10/17/2057	$8,877,000	$8,833,094	$408,492	$(452,398)	$(43,906)

*	The Referenced Index is for the Credit Default Swaps on Indexes, which is comprised of a basket of commercial mortgage-backed securities. (See Note 2(q)).
(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments received are presented net of amortization (See Note 2(q)).
(3)	Total unrealized appreciation on Credit Default Swaps on Indexes amounted to $0. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $(452,398).
(4)	Includes upfront payments paid.

See Notes to Financial Statements.	219

Schedule of Investments (continued)

INCOME FUND November 30, 2018

Open Forward Foreign Currency Exchange Contracts at November 30, 2018:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
euro	Sell	Citibank	12/7/2018	1,963,000	$2,327,049	$2,222,817	$104,232
euro	Sell	State Street Bank and Trust	12/7/2018	3,900,000	4,615,650	4,416,194	199,456
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$303,688

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Mexican peso	Sell	Bank of America	2/14/2019	31,000,000	$1,499,511	$1,506,245	$(6,734)

Open Futures Contracts at November 30, 2018:

Type	Expiration	Contracts	Position		Notional Amount		Notional Value	Unrealized Appreciation
U.S. 5-Year Treasury Note	March 2019	2,657	Long		$300,093,457		$300,137,212	$43,755
U.S. Long Bond	March 2019	275	Long		38,371,567		38,474,233	102,666
U.S. Ultra Treasury Bond	March 2019	112	Long		17,023,325		17,069,500	46,175
Total Unrealized Appreciation on Open Futures Contracts								$192,596

Type	Expiration	Contracts	Position		Notional Amount		Notional Value	Unrealized Depreciation
Euro-Schatz	December 2018	104	Short	EUR	(11,618,696)	EUR	(11,648,520)	$(33,764)
U.S. 2-Year Treasury Note	March 2019	391	Long		$82,511,311		$82,494,891	(16,420)
U.S. 10-Year Treasury Note	March 2019	716	Short		(85,275,478)		(85,528,438)	(252,959)
U.S. 10-Year Ultra Treasury Bond	March 2019	638	Short		(80,396,824)		(80,707,000)	(310,176)
Total Unrealized Depreciation on Open Futures Contracts								$(613,319)

220	See Notes to Financial Statements.

Schedule of Investments (continued)

INCOME FUND November 30, 2018

Reverse Repurchase Payable as of November 30, 2018:

Counterparty	Principal	Collateral Held by Counterparty	Interest Rate(1)	Trade Date	Maturity Date(2)	Fair Value(3)
J.P. Morgan Chase & Co	$233,416	$300,000 principal, Mohegan Gaming & Entertainment at 7.875% due 10/15/2024, $288,375 fair value	(6.00)%	4/6/2019	On Demand	$224,118

(1)	The negative interest rate on the reverse repurchase agreement results in interest income to the Fund.
(2)	This reverse repurchase agreement has no stated maturity and may be terminated by either party at any time.
(3)	Total fair value of reverse repurchase agreements is presented net of interest receivable of $9,298.

The following is a summary of the inputs used as of November 30, 2018 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities	$–	$152,627,869	$–	$152,627,869
Common Stocks
Electric: Power	–	9,428	–	9,428
Oil(3)	826,159	206,094	–	1,032,253
Convertible Bond	–	292,600	–	292,600
Corporate Bonds	–	1,660,561,288	–	1,660,561,288
Floating Rate Loans	–	11,423,054	–	11,423,054
Foreign Bond	–	1,405,065	–	1,405,065
Foreign Government Obligations	–	17,254,259	–	17,254,259
Government Sponsored Enterprises Collateralized Mortgage Obligations	–	11,115,728	–	11,115,728
Municipal Bonds	–	15,738,822	–	15,738,822
Non-Agency Commercial Mortgage-Backed Securities	–	39,895,049	–	39,895,049
Preferred Stocks	2,632,396	254,826	–	2,887,222
U.S. Treasury Obligations	–	92,389,746	–	92,389,746
Short-Term Investments
Commercial Paper	–	17,372,000	–	17,372,000
Corporate Bonds	–	214,254	–	214,254
Repurchase Agreements	–	14,842,939	–	14,842,939
Total	$3,458,555	$2,035,603,021	$–	$2,039,061,576

See Notes to Financial Statements.	221

Schedule of Investments (concluded)

INCOME FUND November 30, 2018

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Other Financial Instruments
Credit Default Swap Contracts
Assets	$–	$–	$–	$–
Liabilities	–	(43,906)	–	(43,906)
Forward Foreign Currency Exchange Contracts
Assets	–	303,688	–	303,688
Liabilities	–	(6,734)	–	(6,734)
Futures Contracts
Assets	192,596	–	–	192,596
Liabilities	(613,319)	–	–	(613,319)
Reverse Repurchase Agreement
Assets	–	–	–	–
Liabilities	–	(224,118)	–	(224,118)
Total	$(420,723)	$28,930	$–	$(391,793)

(1)	Refer to Note 2(s) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.
(3)	Securities in the amount of $318,888 were transferred from Level 2 to Level 1 as a result of utilizing the last sale or official closing price on the exchange or system on which the securities are principally traded on November 30, 2018.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Asset-Backed Securities	Convertible Bonds	Floating Rate Loans	Foreign Bonds	Foreign Government Obligations
Balance as of December 1, 2017	$3,592,718	$6,986	$14,922,196	$8,839	$1,051,541
Accrued Discounts (Premiums)	–	–	6,493	–	–
Realized Gain (Loss)	–	8,104	96,601	8,286	(96,399)
Change in Unrealized Appreciation (Depreciation)	–	49,389	(7,048)	64,454	(24,876)
Purchases	–	–	(198,921)	–	–
Sales	–	(64,479)	(14,819,321)	(81,579)	(930,266)
Transfers into Level 3	–	–	–	–	–
Transfers out of Level 3	(3,592,718)	–	–	–	–
Balance as of November 30, 2018	$–	$–	$–	$–	$–
Change in unrealized appreciation/depreciation for the year ended November 30, 2018 related to Level 3 investments held at November 30, 2018	$–	$–	$–	$–	$–

222	See Notes to Financial Statements.

Schedule of Investments

INFLATION FOCUSED FUND November 30, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 96.57%

ASSET-BACKED SECURITIES 28.69%

Automobiles 9.81%
ACC Trust 2018-1 A†	3.70%	12/21/2020	$794	$794,821
American Credit Acceptance Receivables Trust 2015-3 C†	4.84%	10/12/2021	123	123,443
AmeriCredit Automobile Receivables Trust 2015-2 C	2.40%	1/8/2021	1,589	1,585,778
AmeriCredit Automobile Receivables Trust 2016-2 C	2.87%	11/8/2021	1,499	1,493,616
AmeriCredit Automobile Receivables Trust 2016-3 B	1.80%	10/8/2021	718	709,508
AmeriCredit Automobile Receivables Trust 2017-2 C	2.97%	3/20/2023	1,456	1,440,378
AmeriCredit Automobile Receivables Trust 2017-3 A2A	1.69%	12/18/2020	417	416,213
AmeriCredit Automobile Receivables Trust 2017-3 B	2.24%	6/19/2023	649	639,276
AmeriCredit Automobile Receivables Trust 2017-4 A2A	1.83%	5/18/2021	689	686,942
AmeriCredit Automobile Receivables Trust 2017-4 A3	2.04%	7/18/2022	1,904	1,880,088
AmeriCredit Automobile Receivables Trust 2017-4 B	2.36%	12/19/2022	816	801,289
Avid Automobile Receivables Trust 2018-1 A†	2.84%	8/15/2023	715	709,736
Avis Budget Rental Car Funding AESOP LLC 2013-2A A†	2.97%	2/20/2020	232	231,500
Avis Budget Rental Car Funding AESOP LLC 2014-1A A†	2.46%	7/20/2020	2,637	2,629,362
Avis Budget Rental Car Funding AESOP LLC 2015-2A†	2.63%	12/20/2021	283	279,164
Bank of The West Auto Trust 2017-1 A3†	2.11%	1/15/2023	1,834	1,805,227
Bank of The West Auto Trust 2017-1 A4†	2.33%	9/15/2023	506	494,255
California Republic Auto Receivables Trust 2015-1 B	2.51%	2/16/2021	1,183	1,178,500
California Republic Auto Receivables Trust 2015-3 A4	2.13%	5/17/2021	393	391,613
California Republic Auto Receivables Trust 2015-4 A4†	2.58%	6/15/2021	402	400,686
California Republic Auto Receivables Trust 2015-4 B†	3.73%	11/15/2021	417	417,014

See Notes to Financial Statements.	223

Schedule of Investments (continued)

INFLATION FOCUSED FUND November 30, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)
California Republic Auto Receivables Trust 2016-1 A4	2.24%	10/15/2021	$1,083	$1,077,214
California Republic Auto Receivables Trust 2016-1 B	3.43%	2/15/2022	6,448	6,426,603
California Republic Auto Receivables Trust 2016-2 A3	1.56%	7/15/2020	7	6,723
California Republic Auto Receivables Trust 2016-2 A4	1.83%	12/15/2021	320	317,062
California Republic Auto Receivables Trust 2018-1 A2	2.86%	3/15/2021	6,448	6,443,135
California Republic Auto Receivables Trust 2018-1 A3	3.14%	8/15/2022	1,862	1,860,753
Capital Auto Receivables Asset Trust 2016-1 A4	1.98%	10/20/2020	353	351,970
Capital Auto Receivables Asset Trust 2016-1 B	2.67%	12/21/2020	338	336,982
Capital Auto Receivables Asset Trust 2016-2 A3	1.46%	6/22/2020	65	64,523
Capital Auto Receivables Asset Trust 2016-2 A4	1.63%	1/20/2021	516	513,174
Capital Auto Receivables Asset Trust 2016-2 B	2.11%	3/22/2021	83	82,272
Capital Auto Receivables Asset Trust 2017-1 A2†	1.76%	6/22/2020	391	390,649
Capital Auto Receivables Asset Trust 2017-1 A3†	2.02%	8/20/2021	549	543,200
Capital Auto Receivables Asset Trust 2017-1 A4†	2.22%	3/21/2022	334	327,670
Capital Auto Receivables Asset Trust 2018-2 A2†	3.02%	2/22/2021	3,999	3,998,792
Capital Auto Receivables Asset Trust 2018-2 A3†	3.27%	6/20/2023	1,703	1,705,643
CarMax Auto Owner Trust 2014-4 C	2.44%	11/16/2020	1,318	1,316,988
CarMax Auto Owner Trust 2016-4 A3	1.40%	8/15/2021	408	402,967
CarMax Auto Owner Trust 2016-4 A4	1.60%	6/15/2022	331	322,539
CarMax Auto Owner Trust 2017-3 A3	1.97%	4/15/2022	3,578	3,523,369
CarMax Auto Owner Trust 2017-3 A4	2.22%	11/15/2022	1,058	1,036,347
CarMax Auto Owner Trust 2017-3 B	2.44%	2/15/2023	373	365,371
CarMax Auto Owner Trust 2017-3 C	2.72%	5/15/2023	454	444,494
CarMax Auto Owner Trust 2017-4 A3	2.11%	10/17/2022	2,458	2,424,352
Chesapeake Funding II LLC 2016-1A A1†	2.11%	3/15/2028	326	324,871
Chesapeake Funding II LLC 2016-2A A1†	1.88%	6/15/2028	619	615,698
Chesapeake Funding II LLC 2017-2A A1†	1.99%	5/15/2029	1,274	1,258,827
Chesapeake Funding II LLC 2017-3A A1†	1.91%	8/15/2029	2,775	2,744,828
Chesapeake Funding II LLC 2017-4A A1†	2.12%	11/15/2029	2,125	2,099,020
Chrysler Capital Auto Receivables Trust 2015-BA B†	2.70%	12/15/2020	109	108,930
Chrysler Capital Auto Receivables Trust 2016-AA A3†	1.77%	10/15/2020	82	81,586
CPS Auto Receivables Trust 2016-B D†	6.58%	3/15/2022	220	229,609
CPS Auto Receivables Trust 2017-C A†	1.78%	9/15/2020	163	162,972

224	See Notes to Financial Statements.

Schedule of Investments (continued)

INFLATION FOCUSED FUND November 30, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)
CPS Auto Receivables Trust 2017-C B†	2.30%	7/15/2021	$246	$244,668
CPS Auto Receivables Trust 2017-D†	3.73%	9/15/2023	229	226,772
CPS Auto Receivables Trust 2017-D B†	2.43%	1/18/2022	152	150,637
CPS Auto Receivables Trust 2018-B C†	3.58%	3/15/2023	408	406,715
Drive Auto Receivables Trust 2015-AA C†	3.06%	5/17/2021	20	20,071
Drive Auto Receivables Trust 2015-BA E†	5.15%	8/15/2022	1,000	1,008,655
Drive Auto Receivables Trust 2015-DA C†	3.38%	11/15/2021	213	213,020
Drive Auto Receivables Trust 2015-DA D†	4.59%	1/17/2023	912	919,053
Drive Auto Receivables Trust 2016-BA C†	3.19%	7/15/2022	200	199,561
Drive Auto Receivables Trust 2016-BA D†	4.53%	8/15/2023	927	933,939
Drive Auto Receivables Trust 2016-CA C†	3.02%	11/15/2021	1,097	1,096,435
Drive Auto Receivables Trust 2016-CA D†	4.18%	3/15/2024	475	477,030
Drive Auto Receivables Trust 2017-2 B	2.25%	6/15/2021	284	283,339
Drive Auto Receivables Trust 2017-2 C	2.75%	9/15/2023	910	907,499
Drive Auto Receivables Trust 2017-2 D	3.49%	9/15/2023	3,913	3,911,969
Drive Auto Receivables Trust 2017-BA C†	2.61%	8/16/2021	918	917,439
Drive Auto Receivables Trust 2017-BA D†	3.72%	10/17/2022	790	792,030
Drive Auto Receivables Trust 2018-3 B	3.37%	9/15/2022	1,023	1,023,417
Drive Auto Receivables Trust 2018-3 C	3.72%	9/16/2024	2,439	2,443,975
Drive Auto Receivables Trust 2018-4 B	3.36%	10/17/2022	1,259	1,257,529
Drive Auto Receivables Trust 2018-4 C	3.66%	11/15/2024	2,468	2,477,369
Drive Auto Receivables Trust 2018-4 D	4.09%	1/15/2026	701	699,245
Exeter Automobile Receivables Trust 2014-3A D†	5.69%	4/15/2021	250	252,509
Exeter Automobile Receivables Trust 2017-3A A†	2.05%	12/15/2021	465	462,795
Exeter Automobile Receivables Trust 2017-3A B†	2.81%	9/15/2022	1,015	1,004,671
First Investors Auto Owner Trust 2015-1A C†	2.71%	6/15/2021	2,145	2,139,141
First Investors Auto Owner Trust 2017-1A A1†	1.69%	4/15/2021	110	109,832
First Investors Auto Owner Trust 2018-1A B†	3.51%	5/15/2023	265	264,710
First Investors Auto Owner Trust 2018-2A C†	4.03%	1/15/2025	318	319,910
First Investors Auto Owner Trust 2018-2A D†	4.28%	1/15/2025	202	203,484
Flagship Credit Auto Trust 2015-3 A†	2.38%	10/15/2020	23	22,793
Flagship Credit Auto Trust 2016-2 A2†	3.05%	8/16/2021	744	743,521
Flagship Credit Auto Trust 2016-4 A2†	1.96%	2/16/2021	63	63,167
Flagship Credit Auto Trust 2017-4 A†	2.07%	4/15/2022	886	879,167
Flagship Credit Auto Trust 2018-3 A†	3.07%	2/15/2023	5,975	5,965,568
Ford Credit Auto Owner Trust 2014-2 A†	2.31%	4/15/2026	3,313	3,288,805
Ford Credit Auto Owner Trust 2017-2 A†	2.36%	3/15/2029	1,417	1,362,986
Ford Credit Auto Owner Trust 2017-2 B†	2.60%	3/15/2029	235	225,712

See Notes to Financial Statements.	225

Schedule of Investments (continued)

INFLATION FOCUSED FUND November 30, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)
Ford Credit Auto Owner Trust 2018-2 A†	3.47%	1/15/2030	$3,076	$3,067,088
Nissan Auto Receivables Owner Trust 2016-A A3	1.34%	10/15/2020	498	495,383
Santander Drive Auto Receivables Trust 2014-5 E	4.23%	4/15/2022	1,025	1,029,693
Santander Drive Auto Receivables Trust 2015-1 C	2.57%	4/15/2021	304	304,236
Santander Drive Auto Receivables Trust 2015-3 C	2.74%	1/15/2021	298	298,077
Santander Drive Auto Receivables Trust 2015-4 C	2.97%	3/15/2021	108	107,698
Santander Drive Auto Receivables Trust 2015-5 C	2.74%	12/15/2021	1,218	1,217,378
Santander Drive Auto Receivables Trust 2016-1 D	4.02%	4/15/2022	282	284,290
Santander Drive Auto Receivables Trust 2016-2 B	2.08%	2/16/2021	1,071	1,069,766
Santander Drive Auto Receivables Trust 2016-3 B	1.89%	6/15/2021	1,130	1,126,602
Santander Drive Auto Receivables Trust 2017-2 B	2.21%	10/15/2021	1,365	1,359,777
Santander Drive Auto Receivables Trust 2017-2 C	2.79%	8/15/2022	1,733	1,721,482
Santander Drive Auto Receivables Trust 2017-2 D	3.49%	7/17/2023	2,007	1,996,785
Santander Drive Auto Receivables Trust 2017-3 C	2.76%	12/15/2022	417	412,972
Santander Drive Auto Receivables Trust 2018-3 A2A	2.78%	3/15/2021	5,243	5,240,360
Santander Drive Auto Receivables Trust 2018-3 A3	3.03%	2/15/2022	1,235	1,233,595
Santander Drive Auto Receivables Trust 2018-3 B	3.29%	10/17/2022	1,876	1,874,367
Santander Drive Auto Receivables Trust 2018-4 C	3.56%	7/15/2024	1,127	1,127,093
Santander Drive Auto Receivables Trust 2018-5 B	3.52%	12/15/2022	1,801	1,805,106
Santander Drive Auto Receivables Trust 2018-5 C	3.81%	12/16/2024	1,668	1,673,574
TCF Auto Receivables Owner Trust 2015-1A A4†	1.96%	11/16/2020	242	241,223
TCF Auto Receivables Owner Trust 2015-2A B†	3.00%	9/15/2021	215	214,331
TCF Auto Receivables Owner Trust 2015-2A C†	3.75%	12/15/2021	136	136,078
TCF Auto Receivables Owner Trust 2015-2A D†	4.24%	8/15/2022	2,369	2,354,712
TCF Auto Receivables Owner Trust 2016-1A A4†	2.03%	2/15/2022	963	953,172
TCF Auto Receivables Owner Trust 2016-1A B†	2.32%	6/15/2022	622	609,097
TCF Auto Receivables Owner Trust 2016-1A C†	2.51%	9/15/2022	172	167,273
TCF Auto Receivables Owner Trust 2016-PT1A A†	1.93%	6/15/2022	733	724,487
Toyota Auto Receivables Owner Trust 2016-A A3	1.25%	3/16/2020	214	213,246
Toyota Auto Receivables Owner Trust 2016-D A3	1.23%	10/15/2020	520	515,937
Westlake Automobile Receivables Trust 2016-2A C†	2.83%	5/17/2021	178	178,369
Westlake Automobile Receivables Trust 2016-3A B†	2.07%	12/15/2021	57	57,351
Westlake Automobile Receivables Trust 2017-1A B†	2.30%	10/17/2022	386	385,052
Westlake Automobile Receivables Trust 2017-2A A2A†	1.80%	7/15/2020	628	626,965
Westlake Automobile Receivables Trust 2017-2A B†	2.25%	12/15/2020	1,494	1,485,363
Westlake Automobile Receivables Trust 2018-3A A2A†	2.98%	1/18/2022	3,512	3,508,016
World Omni Auto Receivables Trust 2018-D A4	3.44%	12/16/2024	842	849,757

226	See Notes to Financial Statements.

Schedule of Investments (continued)

INFLATION FOCUSED FUND November 30, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)
World Omni Auto Receivables Trust 2018-D B	3.67%		12/16/2024	$1,047	$1,054,043
World Omni Select Auto Trust 2018-1A B†	3.68%		7/15/2023	340	341,511
World Omni Select Auto Trust 2018-1A D†	4.13%		1/15/2025	1,242	1,250,184
Total					142,248,169

Credit Cards 8.59%
American Express Credit Account Master Trust 2017-6 A	2.04%		5/15/2023	3,252	3,192,172
American Express Credit Account Master Trust 2017-7 A	2.35%		5/15/2025	2,749	2,663,756
BA Credit Card Trust 2017-A2	1.84%		1/17/2023	5,238	5,126,198
Barclays Dryrock Issuance Trust 2016-1 A	1.52%		5/16/2022	2,325	2,305,293
Barclays Dryrock Issuance Trust 2017-1 A	2.637% (1 Mo. LIBOR + .33%	)#	3/15/2023	4,041	4,042,158
Barclays Dryrock Issuance Trust 2017-2 A	2.607% (1 Mo. LIBOR + .30%	)#	5/15/2023	4,767	4,765,855
Capital One Multi-Asset Execution Trust 2015-A3	2.707% (1 Mo. LIBOR + .40%	)#	3/15/2023	2,740	2,749,564
Capital One Multi-Asset Execution Trust 2016-A4	1.33%		6/15/2022	619	612,214
Capital One Multi-Asset Execution Trust 2017-A4	1.99%		7/17/2023	4,977	4,877,400
Capital One Multi-Asset Execution Trust 2017-A6	2.29%		7/15/2025	2,674	2,590,802
Chase Issuance Trust 2016-A2 A	1.37%		6/15/2021	2,943	2,918,047
Chase Issuance Trust 2016-A5	1.27%		7/15/2021	9,717	9,619,610
Citibank Credit Card Issuance Trust 2014-A1	2.88%		1/23/2023	1,198	1,192,145
Citibank Credit Card Issuance Trust 2017-A3	1.92%		4/7/2022	537	529,202
Citibank Credit Card Issuance Trust 2017-A8	1.86%		8/8/2022	3,978	3,895,167
Citibank Credit Card Issuance Trust 2018-A6	3.21%		12/7/2024	6,835	6,816,992
Discover Card Execution Note Trust 2017-A6	1.88%		2/15/2023	3,566	3,495,456
First National Master Note Trust 2017-2 A	2.747% (1 Mo. LIBOR + .44%	)#	10/16/2023	2,550	2,552,990
GE Capital Credit Card Master Note Trust 2012-2 A	2.22%		1/15/2022	1,195	1,194,029
Golden Credit Card Trust 2018-1A A†	2.62%		1/15/2023	3,212	3,176,161
Golden Credit Card Trust 2018-4A A†	3.44%		10/15/2025	3,287	3,273,903
Master Credit Card Trust II Series 2018-1A A†	2.79% (1 Mo. LIBOR + .49%	)#	7/21/2024	1,254	1,256,057
MBNA Credit Card Master Note Trust 2004-A3	2.567% (1 Mo. LIBOR + .26%	)#	8/16/2021	891	891,371
Synchrony Credit Card Master Note Trust 2015-1 A	2.37%		3/15/2023	550	544,029
Synchrony Credit Card Master Note Trust 2015-1 B	2.64%		3/15/2023	5,076	5,026,412
Synchrony Credit Card Master Note Trust 2016-1 A	2.04%		3/15/2022	847	845,000

See Notes to Financial Statements.	227

Schedule of Investments (continued)

INFLATION FOCUSED FUND November 30, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Credit Cards (continued)
Synchrony Credit Card Master Note Trust 2016-2 A	2.21%		5/15/2024	$3,905	$3,809,748
Synchrony Credit Card Master Note Trust 2016-2 B	2.55%		5/15/2024	693	678,447
Synchrony Credit Card Master Note Trust 2017-1 A	1.93%		6/15/2023	2,150	2,109,579
Synchrony Credit Card Master Note Trust 2017-1 B	2.19%		6/15/2023	4,413	4,339,510
Synchrony Credit Card Master Note Trust 2017-2 A	2.62%		10/15/2025	2,595	2,524,803
Synchrony Credit Card Master Note Trust 2017-2 B	2.82%		10/15/2025	999	968,037
Synchrony Credit Card Master Note Trust 2018-2 A	3.47%		5/15/2026	5,283	5,295,567
World Financial Network Credit Card Master Trust 2012-A	3.14%		1/17/2023	379	379,242
World Financial Network Credit Card Master Trust 2012-D A	2.15%		4/17/2023	8,256	8,212,443
World Financial Network Credit Card Master Trust 2015-B A	2.55%		6/17/2024	1,112	1,096,548
World Financial Network Credit Card Master Trust 2016-A	2.03%		4/15/2025	2,704	2,618,305
World Financial Network Credit Card Master Trust 2017-A	2.12%		3/15/2024	3,444	3,390,395
World Financial Network Credit Card Master Trust 2017-B A	1.98%		6/15/2023	2,885	2,865,303
World Financial Network Credit Card Master Trust 2017-C A	2.31%		8/15/2024	1,048	1,029,292
World Financial Network Credit Card Master Trust 2018-C A	3.55%		8/15/2025	4,377	4,393,997
World Financial Network Credit Card Master Trust 2018-C M	3.95%		8/15/2025	743	746,016
Total					124,609,215

Home Equity 0.00%
New Century Home Equity Loan Trust 2005-A A6	4.694%		8/25/2035	67	66,518

Other 10.29%
Allegro CLO IV Ltd. 2016-1A†	3.836% (3 Mo. LIBOR + 1.40%	)#	1/15/2029	418	418,265
Ally Master Owner Trust 2018-4 A	3.30%		7/17/2023	7,204	7,200,068
ALM XIX Ltd. 2016 19A A1†	3.986% (3 Mo. LIBOR + 1.55%	)#	7/15/2028	2,728	2,731,804
Anchorage Capital CLO 3-R Ltd. 2014-3RA A†	3.559% (3 Mo. LIBOR + 1.05%	)#	1/28/2031	970	963,146
Anchorage Capital CLO 4-R Ltd. 2014-4RA A†	3.559% (3 Mo. LIBOR + 1.05%	)#	1/28/2031	1,212	1,204,470
Arbor Realty Commercial Real Estate Notes Ltd. 2018-FL1 A†	3.457% (1 Mo. LIBOR + 1.15%	)#	6/15/2028	1,020	1,018,903

228	See Notes to Financial Statements.

Schedule of Investments (continued)

INFLATION FOCUSED FUND November 30, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)
Ares XXXIII CLO Ltd. 2015-1A A1R†	3.666% (3 Mo. LIBOR + 1.35%	)#	12/5/2025	$2,250	$2,256,000
Ascentium Equipment Receivables Trust 2016-2A A3†	1.65%		5/10/2022	294	292,975
Ascentium Equipment Receivables Trust 2017-1A A3†	2.29%		6/10/2021	457	452,742
Ascentium Equipment Receivables Trust 2017-2A A2†	2.00%		5/11/2020	320	318,214
Avery Point V CLO Ltd. 2014-5A AR†	3.429% (3 Mo. LIBOR + .98%	)#	7/17/2026	434	433,662
AXIS Equipment Finance Receivables VI LLC 2018-2A A2†	3.89%		7/20/2022	1,622	1,622,479
BlueMountain CLO Ltd. 2012-2A AR2†	3.695% (3 Mo. LIBOR + 1.05%	)#	11/20/2028	2,293	2,284,545
Carlyle Global Market Strategies CLO Ltd. 2013-2A AR†	3.335% (3 Mo. LIBOR + .89%	)#	1/18/2029	938	922,858
CNH Equipment Trust 2015-B A4	1.89%		4/15/2022	859	856,277
CNH Equipment Trust 2015-C A3	1.66%		11/16/2020	242	240,974
Colombia Cent CLO Ltd. 2018-27A A2A†	4.899% (3 Mo. LIBOR + 1.60%	)#	10/25/2028	281	279,732
Conn’s Receivables Funding LLC 2018-A†	3.25%		1/15/2023	511	510,802
CoreVest American Finance Trust 2018-1 A†	3.804%		6/15/2051	1,590	1,593,423
Dell Equipment Finance Trust 2016-1 B†	2.03%		7/22/2021	73	73,027
Dell Equipment Finance Trust 2017-1 A3†	2.14%		4/22/2022	306	305,013
Diamond Resorts Owner Trust 2015-2 A†	2.99%		5/22/2028	734	732,624
Diamond Resorts Owner Trust 2016-1 A†	3.08%		11/20/2028	89	88,804
Diamond Resorts Owner Trust 2018-1 A†	3.70%		1/21/2031	2,502	2,497,298
Diamond Resorts Owner Trust 2018-1 B†	4.19%		1/21/2031	1,498	1,494,824
DLL LLC 2018-1 A3†	3.10%		4/18/2022	3,362	3,352,051
DLL LLC 2018-1 A4†	3.27%		4/17/2026	2,007	2,009,989
DLL Securitization Trust 2017-A A2†	1.89%		7/15/2020	609	606,457
DLL Securitization Trust 2017-A A3†	2.14%		12/15/2021	962	949,851
DLL Securitization Trust 2017-A A4†	2.43%		11/17/2025	1,233	1,207,140
DRB Prime Student Loan Trust 2015-D A2†	3.20%		1/25/2040	97	96,707
Dryden 30 Senior Loan Fund 2013-30A AR†	3.434% (3 Mo. LIBOR + .82%	)#	11/15/2028	2,541	2,528,262
Dryden XXV Senior Loan Fund 2012-25A BRR†	3.786% (3 Mo. LIBOR + 1.35%	)#	10/15/2027	1,000	994,024
Engs Commercial Finance Trust 2016-1A A2†	2.63%		2/22/2022	285	283,382

See Notes to Financial Statements.	229

Schedule of Investments (continued)

INFLATION FOCUSED FUND November 30, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)
Ford Credit Floorplan Master Owner Trust 2015-2 A1	1.98%		1/15/2022	$499	$492,786
Ford Credit Floorplan Master Owner Trust 2017-2 A1	2.16%		9/15/2022	2,028	1,989,164
FREED ABS TRUST 2018-2 A†	3.99%		10/20/2025	3,339	3,339,010
Greystone Commercial Real Estate Notes Ltd. 2017-FL1A A†	3.857% (1 Mo. LIBOR + 1.55%	)#	3/15/2027	1,680	1,680,303
Greystone Commercial Real Estate Notes Ltd. 2017-FL1A B†	5.057% (1 Mo. LIBOR + 2.75%	)#	3/15/2027	200	200,349
Greystone Commercial Real Estate Notes Ltd. 2018-HC1 A†	3.83% (1 Mo. LIBOR + 1.55%	)#	9/15/2028	2,699	2,699,256
Greystone Commercial Real Estate Notes Ltd. 2018-HC1 AS†	4.43% (1 Mo. LIBOR + 2.15%	)#	9/15/2028	824	824,219
Halcyon Loan Advisors Funding Ltd. 2015-2A AR†	3.57% (3 Mo. LIBOR + 1.08%	)#	7/25/2027	1,103	1,103,460
Halcyon Loan Advisors Funding Ltd. 2015-2A BR†	4.14% (3 Mo. LIBOR + 1.65%	)#	7/25/2027	667	666,572
Hyundai Floorplan Master Owner Trust 2016-1A A1†	3.207% (1 Mo. LIBOR + .90%	)#	3/15/2021	259	259,491
Hyundai Floorplan Master Owner Trust 2016-1A A2†	1.81%		3/15/2021	301	299,857
Jamestown CLO VII Ltd. 2015-7A A1R†	3.32% (3 Mo. LIBOR + .83%	)#	7/25/2027	1,175	1,166,867
Jamestown CLO VII Ltd. 2015-7A A2R†	3.79% (3 Mo. LIBOR + 1.30%	)#	7/25/2027	944	929,310
KREF Ltd. 2018-FL1 A†	3.402% (1 Mo. LIBOR + 1.10%	)#	6/15/2036	490	488,777
LCM XXIV Ltd-24A A†	3.779% (3 Mo. LIBOR + 1.31%	)#	3/20/2030	1,808	1,813,775
Madison Park Funding XXI Ltd. 2016-21A A1†	4.02% (3 Mo. LIBOR + 1.53%	)#	7/25/2029	816	819,834
Magnetite VII Ltd. 2012-7A A1R2†	3.236% (3 Mo. LIBOR + .80%	)#	1/15/2028	3,712	3,690,576
Magnetite XI Ltd. 2014-11A A1R†	3.565% (3 Mo. LIBOR + 1.12%	)#	1/18/2027	1,674	1,674,861
Magnetite XVIII Ltd. 2016-18A AR†	3.696% (3 Mo. LIBOR + 1.08%	)#	11/15/2028	1,663	1,661,930
Mountain Hawk III CLO Ltd. 2014-3A AR†	3.645% (3 Mo. LIBOR + 1.20%	)#	4/18/2025	1,692	1,692,095
Mountain View CLO X Ltd. 2015-10A AR†	3.256% (3 Mo. LIBOR + .82%	)#	10/13/2027	1,724	1,720,937
MVW Owner Trust 2017-1A A†	2.42%		12/20/2034	275	266,739
N-Star REL CDO VIII Ltd. 2006-8A B†	2.769% (1 Mo. LIBOR + .42%	)#	2/1/2041	1,600	1,608,955

230	See Notes to Financial Statements.

Schedule of Investments (continued)

INFLATION FOCUSED FUND November 30, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)
Navient Student Loan Trust 2016-5A A†	3.565% (1 Mo. LIBOR + 1.25%	)#	6/25/2065	$975	$1,000,919
Navient Student Loan Trust 2018-1A A1†	2.505% (1 Mo. LIBOR + .19%	)#	3/25/2067	171	170,917
NextGear Floorplan Master Owner Trust 2016-1A A2†	2.74%		4/15/2021	943	941,921
NextGear Floorplan Master Owner Trust 2017-1A A2†	2.54%		4/18/2022	2,071	2,051,629
NextGear Floorplan Master Owner Trust 2018-2A A2†	3.69%		10/16/2023	1,846	1,859,164
NextGear Floorplan Master Owner Trust 2018-2A B†	4.01%		10/16/2023	736	739,914
Nissan Master Owner Trust Receivables 2016-A A2	1.54%		6/15/2021	369	366,074
Nissan Master Owner Trust Receivables 2017-B A	2.737% (1 Mo. LIBOR + .43%	)#	4/18/2022	1,684	1,687,655
Oaktree CLO Ltd. 2015-1A A1R†	3.339% (3 Mo. LIBOR + .87%	)#	10/20/2027	769	768,903
OCP CLO Ltd. 2015-10A A2AR†	3.808% (3 Mo. LIBOR + 1.30%	)#	10/26/2027	645	642,584
OCP CLO Ltd. 2016-12A A1R†	3.565% (3 Mo. LIBOR + 1.12%	)#	10/18/2028	1,499	1,500,879
OCP CLO Ltd. 2016-12A A2R†	4.045% (3 Mo. LIBOR + 1.60%	)#	10/18/2028	1,103	1,103,660
Octagon Investment Partners XXI Ltd. 2014-1A A1AR†	3.964% (3 Mo. LIBOR + 1.35%	)#	11/14/2026	2,564	2,565,182
OHA Loan Funding Ltd. 2015-1A AR†	4.026% (3 Mo. LIBOR + 1.41%	)#	8/15/2029	847	849,274
OneMain Financial Issuance Trust 2015-1A A†	3.19%		3/18/2026	305	305,610
OneMain Financial Issuance Trust 2016-2A A†	4.10%		3/20/2028	2,562	2,573,498
OneMain Financial Issuance Trust 2016-2A B†	5.94%		3/20/2028	116	117,973
Orec Ltd. 2018-CRE1 A†(a)	3.487% (1 Mo. LIBOR + 1.18%	)#	6/15/2036	2,675	2,676,344
OZLM VIII Ltd. 2014-8A A1RR†	3.625% (3 Mo. LIBOR + 1.17%	)#	10/17/2029	718	718,000	(b)
Palmer Square Loan Funding Ltd. 2018-1A A1†	3.036% (3 Mo. LIBOR + .60%	)#	4/15/2026	2,400	2,392,221
Palmer Square Loan Funding Ltd. 2018-5A A1†(a)	3.32% (3 Mo. LIBOR + .85%	)#	1/20/2027	2,808	2,808,000
Palmer Square Loan Funding Ltd. 2018-5A A2†(a)	3.87% (3 Mo. LIBOR + 1.40%	)#	1/20/2027	667	667,000
Parallel Ltd. 2015-1A AR†	3.319% (3 Mo. LIBOR + .85%	)#	7/20/2027	2,054	2,049,694
PFS Financing Corp. 2016-BA A†	1.87%		10/15/2021	626	619,410
PFS Financing Corp. 2018-A A†	2.68% (1 Mo. LIBOR + .40%	)#	2/15/2022	593	592,867
PFS Financing Corp. 2018-B A†	2.89%		2/15/2023	2,372	2,344,938

See Notes to Financial Statements.	231

Schedule of Investments (continued)

INFLATION FOCUSED FUND November 30, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)
Ready Capital Mortgage Financing LLC 2018-FL2 A†	3.165% (1 Mo. LIBOR + .85%	)#	6/25/2035	$2,695	$2,696,969
Regatta VI Funding Ltd. 2016-1A AR†	3.549% (3 Mo. LIBOR + 1.08%	)#	7/20/2028	1,410	1,411,077
Salem Fields CLO Ltd. 2016-2A A2R†	4.19% (3 Mo. LIBOR + 1.70%	)#	10/25/2028	1,227	1,227,662
SCF Equipment Leasing LLC 2018-1A A1†	2.81%		4/20/2021	1,976	1,974,263
SCF Equipment Leasing LLC 2018-1A A2†	3.63%		10/20/2024	2,992	2,988,619
Seneca Park CLO Ltd. 2014-1A AR†	3.569% (3 Mo. LIBOR + 1.12%	)#	7/17/2026	659	659,421
SLM Private Education Loan Trust 2010-A 2A†	5.557% (1 Mo. LIBOR + 3.25%	)#	5/16/2044	223	226,205
SLM Student Loan Trust 2011-1 A1	2.835% (1 Mo. LIBOR + .52%	)#	3/25/2026	65	64,899
SoFi Professional Loan Program 2017-D A1FX†	1.72%		9/25/2040	681	675,838
SoFi Professional Loan Program LLC 2017-C A2A†	1.75%		7/25/2040	417	412,959
SoFi Professional Loan Program LLC 2017-E A2A†	1.86%		11/26/2040	1,611	1,587,991
Springleaf Funding Trust 2015-AA A†	3.16%		11/15/2024	69	69,445
TCI-Flatiron CLO Ltd. 2016-1 A†	3.999% (3 Mo. LIBOR + 1.55%	)#	7/17/2028	3,040	3,043,673
TCI-Symphony CLO Ltd. 2016-1A A†	3.916% (3 Mo. LIBOR + 1.48%	)#	10/13/2029	463	464,123
Thacher Park CLO Ltd. 2014-1A AR†	3.629% (3 Mo. LIBOR + 1.16%	)#	10/20/2026	3,500	3,506,804
THL Credit Wind River CLO Ltd. 2012-1A BR†	4.286% (3 Mo. LIBOR + 1.85%	)#	1/15/2026	3,820	3,836,222
Towd Point Asset Trust 2018-SL1 A†	2.906% (1 Mo. LIBOR + .60%	)#	1/25/2046	2,359	2,351,973
TPG Real Estate Finance Issuer Ltd. 2018-FL2 A†	3.373% (1 Mo. LIBOR + 1.13%	)#	11/15/2037	2,737	2,757,082
Wells Fargo Dealer Floorplan Master Note Trust 2015-2 A	2.951% (1 Mo. LIBOR + .65%	)#	1/20/2022	5,923	5,946,851
West CLO Ltd. 2014-2A A1AR†	3.306% (3 Mo. LIBOR + .87%	)#	1/16/2027	3,602	3,589,046
Westgate Resorts LLC 2014-1A A†	2.15%		12/20/2026	71	71,332
Westgate Resorts LLC 2014-1A B†	3.25%		12/20/2026	166	166,168
WhiteHorse VIII Ltd. 2014-1A BR†	3.991% (3 Mo. LIBOR + 1.45%	)#	5/1/2026	1,501	1,498,578
Total					149,251,345
Total Asset-Backed Securities (cost $418,007,795)					416,175,247

232	See Notes to Financial Statements.

Schedule of Investments (continued)

INFLATION FOCUSED FUND November 30, 2018

Investments	Interest Rate	Maturity Date	Shares (000)			Fair Value
COMMON STOCKS 0.00%

Electric: Power 0.00%
Eneva SA*(c)			BRL	–	(d)	$1,175

Oil 0.00%
Dommo Energia SA*(c)			BRL	40		13,860
Templar Energy LLC Class A Units				10		10,311
Total						24,171
Total Common Stocks (cost $121,647)						25,346

			Principal Amount (000)

CONVERTIBLE BONDS 0.09%

Electric: Power 0.02%
Clearway Energy, Inc.†	3.25%	6/1/2020		$215		204,250

Energy Equipment & Services 0.01%
Tesla Energy Operations, Inc.	1.625%	11/1/2019		186		174,936

Real Estate Investment Trusts 0.06%
VEREIT, Inc.	3.75%	12/15/2020		870		865,115
Total Convertible Bonds (cost $1,263,871)						1,244,301

CORPORATE BONDS 38.79%

Aerospace/Defense 0.45%
Bombardier, Inc. (Canada)†(e)	6.00%	10/15/2022		25		23,815
Bombardier, Inc. (Canada)†(e)	6.125%	1/15/2023		1,948		1,855,470
Bombardier, Inc. (Canada)†(e)	8.75%	12/1/2021		1,687		1,746,045
Embraer Overseas Ltd.†	5.696%	9/16/2023		587		614,883
Embraer SA (Brazil)(e)	5.15%	6/15/2022		25		25,782
L3 Technologies, Inc.	4.95%	2/15/2021		109		111,545
Triumph Group, Inc.	4.875%	4/1/2021		723		674,197
United Technologies Corp.	3.65%	8/16/2023		1,569		1,548,087
Total						6,599,824

Air Transportation 0.24%
Air Canada 2015-1 Class B Pass-Through Trust (Canada)†(e)	3.875%	9/15/2024		306		299,220
Air Canada 2015-2 Class B Pass-Through Trust (Canada)†(e)	5.00%	6/15/2025		181		183,640

See Notes to Financial Statements.	233

Schedule of Investments (continued)

INFLATION FOCUSED FUND November 30, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Air Transportation (continued)
American Airlines 2013-1 Class B Pass-Through Trust†	5.625%	7/15/2022	$353	$357,447
American Airlines 2014-1 Class B Pass-Through Trust	4.375%	4/1/2024	1,264	1,257,824
Continental Airlines 2012-1 Class B Pass-Through Trust	6.25%	10/11/2021	48	49,328
Delta Airlines 2011-1 Class A Pass Through Trust	5.30%	10/15/2020	351	353,604
UAL 2007-1 Pass Through Trust	7.336%	1/2/2021	124	126,052
United Airlines 2014-1 Class B Pass-Through Trust	4.75%	10/11/2023	188	190,473
US Airways 2012-2 Class B Pass-Through Trust	6.75%	12/3/2022	27	28,337
US Airways 2013-1 Class B Pass-Through Trust	5.375%	5/15/2023	613	629,423
Total				3,475,348

Auto Parts: Original Equipment 0.15%
American Axle & Manufacturing, Inc.	6.625%	10/15/2022	288	288,000
Nexteer Automotive Group Ltd.†	5.875%	11/15/2021	1,000	1,022,842
Titan International, Inc.	6.50%	11/30/2023	303	281,032
ZF North America Capital, Inc.†	4.00%	4/29/2020	669	665,265
Total				2,257,139

Automotive 2.13%
Daimler Finance North America LLC†	3.75%	11/5/2021	1,463	1,457,000
Deck Chassis Acquisition, Inc.†	10.00%	6/15/2023	472	486,160
Fiat Chrysler Automobiles NV (United Kingdom)(e)	5.25%	4/15/2023	200	200,900
Ford Motor Credit Co. LLC	3.096%	5/4/2023	317	286,437
Ford Motor Credit Co. LLC	4.14%	2/15/2023	528	500,894
Ford Motor Credit Co. LLC	2.979%	8/3/2022	500	461,455
Ford Motor Credit Co. LLC	3.219%	1/9/2022	475	447,468
Ford Motor Credit Co. LLC	3.339%	3/28/2022	2,046	1,929,347
Ford Motor Credit Co. LLC	5.875%	8/2/2021	3,272	3,335,709
Ford Motor Credit Co. LLC	8.125%	1/15/2020	5,822	6,066,487
General Motors Co.	4.875%	10/2/2023	1,492	1,494,970
General Motors Financial Co., Inc.	3.15%	6/30/2022	3,577	3,397,387
General Motors Financial Co., Inc.	3.20%	7/6/2021	557	541,014
General Motors Financial Co., Inc.	4.20%	3/1/2021	2,300	2,290,387
General Motors Financial Co., Inc.	4.375%	9/25/2021	881	880,871
Hyundai Capital America†	1.75%	9/27/2019	905	892,210
Hyundai Capital America†	2.00%	7/1/2019	107	106,204
Hyundai Capital America†	2.50%	3/18/2019	473	472,174

234	See Notes to Financial Statements.

Schedule of Investments (continued)

INFLATION FOCUSED FUND November 30, 2018

Investments	Interest Rate		Maturity Date		Principal Amount (000)	Fair Value
Automotive (continued)
Hyundai Capital America†	3.25%		9/20/2022		$636	$615,950
Hyundai Capital America†	3.45%		3/12/2021		280	276,661
Hyundai Capital Services, Inc. (South Korea)†(e)	3.00%		8/29/2022		1,287	1,235,615
Volkswagen Group of America Finance LLC†	3.875%		11/13/2020		1,629	1,630,743
Volkswagen Group of America Finance LLC†	4.00%		11/12/2021		1,936	1,932,033
Total						30,938,076

Banks: Regional 6.96%
ABN AMRO Bank NV (Netherlands)†(e)	2.10%		1/18/2019		839	839,164
ABN AMRO Bank NV (Netherlands)(e)	6.25%		4/27/2022		4,533	4,796,422
Akbank T.A.S. (Turkey)†(e)	5.00%		10/24/2022		600	545,026
ASB Bank Ltd. (New Zealand)†(e)	3.75%		6/14/2023		1,018	1,012,559
Associated Banc-Corp.	2.75%		11/15/2019		496	493,365
Associated Bank NA	3.50%		8/13/2021		995	987,606
Banco Bilbao Vizcaya Argentaria SA (Spain)(e)	3.00%		10/20/2020		417	411,877
Banco de Credito del Peru (Panama)†(e)	2.25%		10/25/2019		200	198,000
Banco Santander SA (Spain)(e)	3.848%		4/12/2023		800	772,291
Bank of America Corp.	2.328% (3 Mo. LIBOR + .63%	)#	10/1/2021		1,205	1,177,863
Bank of America Corp.	2.369% (3 Mo. LIBOR + .66%	)#	7/21/2021		797	780,731
Bank of America Corp.	3.004% (3 Mo. LIBOR + .79%	)#	12/20/2023		3,456	3,315,652
Bank of America Corp.	5.49%		3/15/2019		5,475	5,510,411
Barclays Bank plc (United Kingdom)†(e)	10.179%		6/12/2021		1,791	2,023,772
Barclays plc (United Kingdom)(e)	8.25% (5 Yr. SWAP + 6.71%	)#	–	(f)	1,505	1,507,133
CIT Group, Inc.	4.125%		3/9/2021		554	554,000
Citigroup, Inc.	2.876% (3 Mo. LIBOR + .95%	)#	7/24/2023		1,329	1,275,451
Citigroup, Inc.	2.90%		12/8/2021		693	674,244
Citigroup, Inc.	3.199% (3 Mo. LIBOR + .69%	)#	10/27/2022		1,324	1,307,921
Citigroup, Inc.	4.05%		7/30/2022		812	815,893
Citigroup, Inc.	8.50%		5/22/2019		391	400,649
Citizens Financial Group, Inc.†	4.15%		9/28/2022		2,658	2,635,701
Credit Suisse AG	5.40%		1/14/2020		423	429,908
Credit Suisse AG (Switzerland)†(e)	6.50%		8/8/2023		1,214	1,274,700
Credit Suisse Group Funding Guernsey Ltd. (Guernsey)(e)	3.125%		12/10/2020		1,400	1,381,027
Danske Bank A/S (Denmark)†(e)	2.00%		9/8/2021		426	401,692
Danske Bank A/S (Denmark)†(e)	2.80%		3/10/2021		200	194,801
Discover Bank	3.35%		2/6/2023		477	459,126

See Notes to Financial Statements.	235

Schedule of Investments (continued)

INFLATION FOCUSED FUND November 30, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional (continued)
Discover Bank	7.00%		4/15/2020	$2,941	$3,061,896
Discover Bank	8.70%		11/18/2019	796	832,833
Goldman Sachs Group, Inc. (The)	2.876% (3 Mo. LIBOR + .95%	)#	10/31/2022	1,868	1,803,080
Goldman Sachs Group, Inc. (The)	2.908% (3 Mo. LIBOR + 1.05%	)#	6/5/2023	1,507	1,445,631
Goldman Sachs Group, Inc. (The)	3.618% (3 Mo. LIBOR + 1.11%	)#	4/26/2022	1,491	1,490,803
Goldman Sachs Group, Inc. (The)	5.25%		7/27/2021	1,077	1,112,092
Goldman Sachs Group, Inc. (The)	5.375%		3/15/2020	1,643	1,680,905
Goldman Sachs Group, Inc. (The)	5.75%		1/24/2022	515	540,482
Goldman Sachs Group, Inc. (The)	6.00%		6/15/2020	739	764,860
Huntington Bancshares, Inc.	7.00%		12/15/2020	225	239,813
Huntington National Bank (The)	2.837% (3 Mo. LIBOR + .51%	)#	3/10/2020	770	770,328
ING Bank NV (Netherlands)†(e)	2.45%		3/16/2020	250	247,032
ING Bank NV (Netherlands)†(e)	5.80%		9/25/2023	559	581,234
Intesa Sanpaolo SpA (Italy)†(e)	3.125%		7/14/2022	667	602,983
Intesa Sanpaolo SpA (Italy)†(e)	3.375%		1/12/2023	509	457,834
Intesa Sanpaolo SpA (Italy)(e)	3.875%		1/15/2019	3,420	3,418,970
Intesa Sanpaolo SpA (Italy)†(e)	6.50%		2/24/2021	2,138	2,164,949
Lloyds Bank plc (United Kingdom)†(e)	6.50%		9/14/2020	2,951	3,066,054
Macquarie Bank Ltd. (Australia)†(e)	6.625%		4/7/2021	2,894	3,057,590
Macquarie Group Ltd. (Australia)†(e)	3.189% (3 Mo. LIBOR + 1.02%	)#	11/28/2023	256	243,879
Macquarie Group Ltd. (Australia)†(e)	4.15% (3 Mo. LIBOR + 1.33%	)#	3/27/2024	1,393	1,380,297
Macquarie Group Ltd. (Australia)†(e)	6.00%		1/14/2020	619	635,006
Macquarie Group Ltd. (Australia)†(e)	7.625%		8/13/2019	324	333,335
Manufacturers & Traders Trust Co.	3.552% (1 Mo. LIBOR + 1.22%	)#	12/28/2020	346	346,095
Morgan Stanley	3.649% (3 Mo. LIBOR + 1.18%	)#	1/20/2022	1,300	1,304,471
Morgan Stanley	4.875%		11/1/2022	849	867,965
Morgan Stanley	5.50%		7/24/2020	300	308,911
Morgan Stanley	5.625%		9/23/2019	1,750	1,781,881
Morgan Stanley	7.30%		5/13/2019	167	170,034
NBK SPC Ltd. (United Arab Emirates)†(e)	2.75%		5/30/2022	960	922,157
Nordea Bank AB (Finland)†(e)	4.25%		9/21/2022	505	503,578
Nordea Bank Abp (Finland)†(e)	4.875%		5/13/2021	1,768	1,793,750
Popular, Inc.	6.125%		9/14/2023	504	504,630

236	See Notes to Financial Statements.

Schedule of Investments (continued)

INFLATION FOCUSED FUND November 30, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional (continued)
QNB Finansbank AS (Turkey)†(e)	6.25%		4/30/2019	$558	$558,574
Royal Bank of Scotland Group plc (United Kingdom)(e)	3.498% (3 Mo. LIBOR + 1.48%	)#	5/15/2023	1,522	1,451,586
Royal Bank of Scotland Group plc (United Kingdom)(e)	6.125%		12/15/2022	435	441,894
Royal Bank of Scotland Group plc (United Kingdom)(e)	6.40%		10/21/2019	736	752,642
Santander UK Group Holdings plc (United Kingdom)(e)	2.875%		8/5/2021	1,791	1,723,454
Santander UK Group Holdings plc (United Kingdom)(e)	3.373% (3 Mo. LIBOR + 1.08%	)#	1/5/2024	1,011	953,298
Santander UK Group Holdings plc (United Kingdom)(e)	3.571%		1/10/2023	1,294	1,237,718
Sberbank of Russia Via SB Capital SA (Luxembourg)(e)	4.15%		3/6/2019	2,539	2,537,603
Standard Chartered Bank Hong Kong Ltd. (Hong Kong)(e)	5.875%		6/24/2020	555	571,836
Standard Chartered plc (United Kingdom)†(e)	4.247% (3 Mo. LIBOR + 1.15%	)#	1/20/2023	1,578	1,567,473
SVB Financial Group	5.375%		9/15/2020	70	72,247
Synovus Financial Corp.	3.125%		11/1/2022	1,470	1,387,312
Turkiye Halk Bankasi AS (Turkey)†(e)	3.875%		2/5/2020	418	375,734
Turkiye Halk Bankasi AS (Turkey)†(e)	4.75%		6/4/2019	1,619	1,575,287
Turkiye Vakiflar Bankasi TAO (Turkey)†(e)	5.625%		5/30/2022	821	726,789
Turkiye Vakiflar Bankasi TAO (Turkey)†(e)	5.75%		1/30/2023	806	688,912
UBS AG	7.625%		8/17/2022	3,224	3,461,770
UBS AG (United Kingdom)†(e)	2.45%		12/1/2020	1,200	1,175,062
UBS Group Funding Switzerland AG (Switzerland)†(e)	2.65%		2/1/2022	921	886,103
UBS Group Funding Switzerland AG (Switzerland)†(e)	3.491%		5/23/2023	971	942,966
UBS Group Funding Switzerland AG (Switzerland)†(e)	3.873% (3 Mo. LIBOR + 1.22%	)#	5/23/2023	1,085	1,087,240
Wells Fargo & Co.	3.069%		1/24/2023	1,894	1,830,439
Zions Bancorp N.A.	3.50%		8/27/2021	376	374,633
Total					100,992,915

Beverages 0.17%
Keurig Dr Pepper, Inc.	3.20%		11/15/2021	880	866,315
Keurig Dr Pepper, Inc.†	4.057%		5/25/2023	1,557	1,536,915
Total					2,403,230

See Notes to Financial Statements.	237

Schedule of Investments (continued)

INFLATION FOCUSED FUND November 30, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Biotechnology Research & Production 0.06%
Sotera Health Topco, Inc. PIK 8.875%†	8.125%		11/1/2021	$888	$868,020

Building Materials 0.71%
Boral Finance Pty Ltd. (Australia)†(e)	3.00%		11/1/2022	374	360,171
CPG Merger Sub LLC†	8.00%		10/1/2021	955	950,225
Griffon Corp.	5.25%		3/1/2022	1,961	1,838,437
Holcim US Finance Sarl & Cie SCS (Luxembourg)†(e)	6.00%		12/30/2019	4,248	4,357,411
Martin Marietta Materials, Inc.	3.327% (3 Mo. LIBOR + .65%	)#	5/22/2020	230	230,579
Standard Industries, Inc.†	5.375%		11/15/2024	715	681,931
Summit Materials LLC/Summit Materials Finance Corp.	8.50%		4/15/2022	296	313,020
Vulcan Materials Co.	3.388% (3 Mo. LIBOR + .65%	)#	3/1/2021	1,563	1,565,179
Total					10,296,953

Business Services 0.26%
APX Group, Inc.	8.75%		12/1/2020	1,684	1,616,640
Ashtead Capital, Inc.†	5.625%		10/1/2024	810	825,187
Chicago Parking Meters LLC†	5.489%		12/30/2020	334	326,345
Equifax, Inc.	3.60%		8/15/2021	429	426,109
IHS Markit Ltd. (United Kingdom)(e)	4.125%		8/1/2023	480	475,128
Verisk Analytics, Inc.	4.875%		1/15/2019	41	41,083
Total					3,710,492

Chemicals 0.68%
Blue Cube Spinco LLC	9.75%		10/15/2023	177	198,495
Blue Cube Spinco LLC	10.00%		10/15/2025	95	109,013
Braskem Netherlands Finance BV (Netherlands)†(e)	3.50%		1/10/2023	375	355,125
Celanese US Holdings LLC	5.875%		6/15/2021	700	731,365
CNAC HK Finbridge Co. Ltd. (Hong Kong)(e)	3.00%		7/19/2020	200	196,961
CNAC HK Finbridge Co. Ltd. (Hong Kong)(e)	3.50%		7/19/2022	600	579,652
DowDuPont, Inc.	3.766%		11/15/2020	1,271	1,277,641
DowDuPont, Inc.	4.205%		11/15/2023	953	962,500
Equate Petrochemical BV (Netherlands)†(e)	3.00%		3/3/2022	200	191,775
Rayonier AM Products, Inc.†	5.50%		6/1/2024	750	690,000
SABIC Capital II BV (Netherlands)†(e)	4.00%		10/10/2023	695	687,147
Syngenta Finance NV (Netherlands)†(e)	3.698%		4/24/2020	700	695,389
Syngenta Finance NV (Netherlands)†(e)	3.933%		4/23/2021	1,026	1,009,534
Syngenta Finance NV (Netherlands)†(e)	4.441%		4/24/2023	250	240,733
Yara International ASA (Norway)†(e)	7.875%		6/11/2019	1,848	1,890,755
Total					9,816,085

238	See Notes to Financial Statements.

Schedule of Investments (continued)

INFLATION FOCUSED FUND November 30, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Coal 0.06%
Eterna Capital Pte Ltd. PIK 1.00% (Singapore)(e)	7.50%	12/11/2022	$687	$674,102
Peabody Energy Corp.†	6.00%	3/31/2022	202	200,359
Total				874,461

Computer Hardware 0.59%
Dell International LLC/EMC Corp.†	5.45%	6/15/2023	4,056	4,150,812
Dell International LLC/EMC Corp.†	4.42%	6/15/2021	2,358	2,361,909
Dell International LLC/EMC Corp.†	5.875%	6/15/2021	774	786,799
GCI LLC	6.75%	6/1/2021	582	582,727
HT Global IT Solutions Holdings Ltd. (Mauritius)†(e)	7.00%	7/14/2021	700	711,200
Total				8,593,447

Computer Software 0.27%
Dun & Bradstreet Corp. (The)	4.25%	6/15/2020	63	63,630
Infor Software Parent LLC/Infor Software Parent, Inc. PIK 7.875%†	7.125%	5/1/2021	495	496,238
Informatica LLC†	7.125%	7/15/2023	1,026	1,036,260
Sophia LP/Sophia Finance, Inc.†	9.00%	9/30/2023	1,141	1,180,935
TIBCO Software, Inc.†	11.375%	12/1/2021	1,100	1,167,375
Total				3,944,438

Construction/Homebuilding 0.54%
Ashton Woods USA LLC/Ashton Woods Finance Co.†	6.875%	2/15/2021	202	197,960
Brookfield Residential Properties, Inc. (Canada)†(e)	6.50%	12/15/2020	1,872	1,872,000
Century Communities, Inc.	6.875%	5/15/2022	400	402,800
D.R. Horton, Inc.	3.75%	3/1/2019	40	39,993
D.R. Horton, Inc.	4.375%	9/15/2022	330	331,004
D.R. Horton, Inc.	4.75%	2/15/2023	152	154,342
D.R. Horton, Inc.	5.75%	8/15/2023	1,351	1,417,634
M/I Homes, Inc.	6.75%	1/15/2021	2,026	2,028,533
Taylor Morrison Communities, Inc.	6.625%	5/15/2022	334	336,505
William Lyon Homes, Inc.	7.00%	8/15/2022	990	995,247
Total				7,776,018

Containers 0.27%
OI European Group BV (Netherlands)†(e)	4.00%	3/15/2023	387	362,813
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	6.875%	2/15/2021	84	84,037
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	5.75%	10/15/2020	3,461	3,460,684
Total				3,907,534

See Notes to Financial Statements.	239

Schedule of Investments (continued)

INFLATION FOCUSED FUND November 30, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Diversified 0.08%
Spectrum Brands Holdings, Inc.	7.75%	1/15/2022	$1,096	$1,120,660

Drugs 0.33%
AmerisourceBergen Corp.	3.50%	11/15/2021	256	254,622
Bayer US Finance II LLC†	2.75%	7/15/2021	614	593,627
Bayer US Finance II LLC†	3.875%	12/15/2023	787	769,537
Bayer US Finance LLC†	2.375%	10/8/2019	200	198,238
Elanco Animal Health, Inc.†	3.912%	8/27/2021	464	464,006
Elanco Animal Health, Inc.†	4.272%	8/28/2023	665	660,931
Express Scripts Holding Co.	4.75%	11/15/2021	451	462,708
Takeda Pharmaceutical Co. Ltd. (Japan)†(e)	3.80%	11/26/2020	924	926,582
Teva Pharmaceutical Finance Co. BV (Curacao)(e)	3.65%	11/10/2021	179	171,080
Teva Pharmaceutical Finance Netherlands III BV (Netherlands)(e)	1.70%	7/19/2019	334	330,261
Total				4,831,592

Electric: Power 2.41%
AES Corp. (The)	4.875%	5/15/2023	637	634,611
Ausgrid Finance Pty Ltd. (Australia)†(e)	3.85%	5/1/2023	2,099	2,083,343
Dominion Energy, Inc.	2.962%	7/1/2019	519	518,240
Dominion Energy, Inc.	4.104%	4/1/2021	1,478	1,484,566
Duquesne Light Holdings, Inc.†	5.90%	12/1/2021	353	371,311
Duquesne Light Holdings, Inc.†	6.40%	9/15/2020	456	476,517
Emera US Finance LP	2.70%	6/15/2021	2,280	2,209,884
Enel Finance International NV (Netherlands)†(e)	2.75%	4/6/2023	1,010	916,114
Enel Finance International NV (Netherlands)†(e)	2.875%	5/25/2022	2,250	2,104,130
Exelon Generation Co. LLC	3.40%	3/15/2022	151	148,819
Exelon Generation Co. LLC	4.25%	6/15/2022	35	35,313
Jersey Central Power & Light Co.†	4.70%	4/1/2024	1,655	1,706,473
Jersey Central Power & Light Co.	7.35%	2/1/2019	1,537	1,547,940
Metropolitan Edison Co.	7.70%	1/15/2019	300	301,575
Oklahoma Gas & Electric Co.	8.25%	1/15/2019	127	127,790
Origin Energy Finance Ltd. (Australia)†(e)	5.45%	10/14/2021	2,077	2,148,368
Pennsylvania Electric Co.	5.20%	4/1/2020	319	326,180
PNM Resources, Inc.	3.25%	3/9/2021	546	538,348
PPL Capital Funding, Inc.	3.50%	12/1/2022	430	424,940
PPL WEM Ltd./Western Power Distribution Ltd. (United Kingdom)†(e)	5.375%	5/1/2021	2,739	2,824,224
PSEG Power LLC	3.85%	6/1/2023	1,446	1,433,813
PSEG Power LLC	5.125%	4/15/2020	45	45,847

240	See Notes to Financial Statements.

Schedule of Investments (continued)

INFLATION FOCUSED FUND November 30, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Electric: Power (continued)
Puget Energy, Inc.	6.00%		9/1/2021	$1,149	$1,207,590
San Diego Gas & Electric Co.	1.914%		2/1/2022	272	264,692
SCANA Corp.	4.125%		2/1/2022	1,093	1,077,225
SCANA Corp.	4.75%		5/15/2021	1,777	1,784,427
SCANA Corp.	6.25%		4/1/2020	786	806,026
Sempra Energy	2.936% (3 Mo. LIBOR + .50%	)#	1/15/2021	716	710,492
Sempra Energy	4.05%		12/1/2023	465	460,513
State Grid Overseas Investment 2016 Ltd.†	2.25%		5/4/2020	1,220	1,197,989
TECO Finance, Inc.	5.15%		3/15/2020	335	341,776
TransAlta Corp. (Canada)(e)	4.50%		11/15/2022	1,773	1,721,621
Vistra Energy Corp.	7.375%		11/1/2022	2,885	3,000,400
Total					34,981,097

Electrical Equipment 0.73%
Broadcom Corp./Broadcom Cayman Finance Ltd.	2.65%		1/15/2023	1,435	1,340,877
Broadcom Corp./Broadcom Cayman Finance Ltd.	3.00%		1/15/2022	3,197	3,077,891
Marvell Technology Group Ltd Term Loan	4.20%		6/22/2023	953	944,716
NXP BV/NXP Funding LLC (Netherlands)†(e)	3.875%		9/1/2022	563	546,814
NXP BV/NXP Funding LLC (Netherlands)†(e)	4.125%		6/15/2020	200	200,254
NXP BV/NXP Funding LLC (Netherlands)†(e)	4.125%		6/1/2021	1,258	1,246,326
NXP BV/NXP Funding LLC (Netherlands)†(e)	4.625%		6/1/2023	3,297	3,241,346
Total					10,598,224

Electronics 0.14%
PerkinElmer, Inc.	5.00%		11/15/2021	529	542,076
Tech Data Corp.	3.70%		2/15/2022	589	574,838
Trimble, Inc.	4.15%		6/15/2023	967	963,366
Total					2,080,280

Engineering & Contracting Services 0.04%
StandardAero Aviation Holdings, Inc.†	10.00%		7/15/2023	515	553,625

Entertainment 0.30%
Eldorado Resorts, Inc.	7.00%		8/1/2023	500	523,750
Scientific Games International, Inc.	6.25%		9/1/2020	674	660,520
Scientific Games International, Inc.	6.625%		5/15/2021	1,149	1,114,530
Scientific Games International, Inc.	10.00%		12/1/2022	1,907	1,986,617
WMG Acquisition Corp.†	5.625%		4/15/2022	38	38,475
Total					4,323,892

See Notes to Financial Statements.	241

Schedule of Investments (continued)

INFLATION FOCUSED FUND November 30, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Financial Services 3.35%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(e)	3.50%	5/26/2022	$273	$266,006
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(e)	3.75%	5/15/2019	176	176,150
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(e)	4.25%	7/1/2020	1,038	1,043,989
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(e)	4.625%	10/30/2020	442	444,762
Aircastle Ltd.	5.00%	4/1/2023	1,305	1,314,103
Aircastle Ltd.	5.125%	3/15/2021	3,668	3,724,055
Aircastle Ltd.	5.50%	2/15/2022	2,548	2,616,104
Aircastle Ltd.	7.625%	4/15/2020	530	555,046
Discover Financial Services	3.85%	11/21/2022	1,527	1,509,316
Discover Financial Services	5.20%	4/27/2022	3,557	3,660,469
E*TRADE Financial Corp.	2.95%	8/24/2022	776	748,942
GE Capital International Funding Co. Unlimited Co. (Ireland)(e)	2.342%	11/15/2020	8,471	8,055,869
General Electric Co./LJ VP Holdings LLC†	3.80%	6/18/2019	534	531,242
International Lease Finance Corp.	5.875%	4/1/2019	1,672	1,684,326
International Lease Finance Corp.	6.25%	5/15/2019	1,149	1,161,324
International Lease Finance Corp.	8.25%	12/15/2020	2,944	3,168,329
International Lease Finance Corp.	8.625%	1/15/2022	2,214	2,481,421
Jefferies Financial Group, Inc.	5.50%	10/18/2023	1,667	1,712,087
Jefferies Group LLC	6.875%	4/15/2021	2,640	2,811,786
Jefferies Group LLC	8.50%	7/15/2019	4,728	4,869,334
Lazard Group LLC	4.25%	11/14/2020	293	296,418
Nationstar Mortgage Holdings, Inc.†	8.125%	7/15/2023	1,372	1,389,150
Nationstar Mortgage LLC/Nationstar Capital Corp.	6.50%	7/1/2021	920	921,150
Navient Corp.	5.00%	10/26/2020	1,169	1,160,232
Navient Corp.	5.875%	3/25/2021	397	395,313
Navient Corp.	6.625%	7/26/2021	356	360,450
REC Ltd. (India)†(e)	5.25%	11/13/2023	1,310	1,329,991
VFH Parent LLC/Orchestra Co-Issuer, Inc.†	6.75%	6/15/2022	157	159,324
Total				48,546,688

Food 0.20%
B&G Foods, Inc.	4.625%	6/1/2021	170	167,663
Conagra Brands, Inc.	3.80%	10/22/2021	1,168	1,166,331
Conagra Brands, Inc.	4.30%	5/1/2024	1,001	997,970
Smithfield Foods, Inc.†	2.70%	1/31/2020	386	379,966

242	See Notes to Financial Statements.

Schedule of Investments (continued)

INFLATION FOCUSED FUND November 30, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Food (continued)
Smithfield Foods, Inc.†	3.35%		2/1/2022	$226	$219,261
Total					2,931,191

Health Care Products 0.65%
Becton Dickinson & Co.	3.261% (3 Mo. LIBOR + .88%	)#	12/29/2020	681	678,617
Kinetic Concepts, Inc./KCI USA, Inc.†	7.875%		2/15/2021	1,640	1,670,750
Kinetic Concepts, Inc./KCI USA, Inc.†	12.50%		11/1/2021	129	138,675
Life Technologies Corp.	5.00%		1/15/2021	5,294	5,412,168
Life Technologies Corp.	6.00%		3/1/2020	1,183	1,216,869
Zimmer Biomet Holdings, Inc.	3.70%		3/19/2023	278	274,517
Total					9,391,596

Health Care Services 0.96%
Acadia Healthcare Co., Inc.	6.125%		3/15/2021	1,796	1,796,000
Centene Corp.	5.625%		2/15/2021	2,886	2,931,310
Eagle Holding Co. II LLC PIK 8.375%†	7.625%		5/15/2022	474	474,593
Fresenius Medical Care US Finance II, Inc.†	4.125%		10/15/2020	123	123,310
Fresenius Medical Care US Finance II, Inc.†	5.875%		1/31/2022	3,051	3,189,363
Fresenius Medical Care US Finance, Inc.†	5.75%		2/15/2021	118	122,039
Surgery Center Holdings, Inc.†	8.875%		4/15/2021	860	877,200
Syneos Health, Inc./inVentiv, Health Inc./inVentiv Health, Clinical Inc.†	7.50%		10/1/2024	1,246	1,314,530
Universal Health Services, Inc.†	4.75%		8/1/2022	3,104	3,138,920
Total					13,967,265

Household Equipment/Products 0.34%
Newell Brands, Inc.	3.15%		4/1/2021	78	76,699
Newell Brands, Inc.	3.85%		4/1/2023	4,380	4,269,580
Newell Brands, Inc.	5.00%		11/15/2023	372	369,267
Scotts Miracle-Gro Co. (The)	6.00%		10/15/2023	165	167,888
Spectrum Brands, Inc.	6.625%		11/15/2022	89	91,047
Total					4,974,481

Insurance 0.45%
Alliant Holdings Intermediate LLC/Alliant
Holdings Co-Issuer†	8.25%		8/1/2023	920	940,129
American International Group, Inc.	4.125%		2/15/2024	383	379,689
American International Group, Inc.	4.875%		6/1/2022	74	75,983
Assurant, Inc.	4.20%		9/27/2023	988	976,529
AXA Equitable Holdings, Inc.†	3.90%		4/20/2023	1,084	1,063,823
CNA Financial Corp.	5.875%		8/15/2020	600	620,731

See Notes to Financial Statements.	243

Schedule of Investments (continued)

INFLATION FOCUSED FUND November 30, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Insurance (continued)
CNO Financial Group, Inc.	4.50%	5/30/2020	$99	$99,000
Liberty Mutual Group, Inc.†	5.00%	6/1/2021	320	326,901
Protective Life Corp.	7.375%	10/15/2019	208	215,160
Willis North America, Inc.	7.00%	9/29/2019	1,005	1,033,914
Willis Towers Watson plc (United Kingdom)(e)	5.75%	3/15/2021	284	295,421
WR Berkley Corp.	5.375%	9/15/2020	470	483,185
Total				6,510,465

Investment Management Companies 0.02%
Huarong Finance Co. Ltd.	4.00%	7/17/2019	250	249,429

Leasing 0.15%
Aviation Capital Group LLC†	3.875%	5/1/2023	706	693,894
Avolon Holdings Funding Ltd. (Ireland)†(e)	5.50%	1/15/2023	159	159,795
DAE Funding LLC†	4.00%	8/1/2020	397	391,045
Park Aerospace Holdings Ltd. (Ireland)†(e)	5.25%	8/15/2022	333	334,249
Park Aerospace Holdings Ltd. (Ireland)†(e)	4.50%	3/15/2023	637	621,075
Total				2,200,058

Leisure 0.41%
LTF Merger Sub, Inc.†	8.50%	6/15/2023	3,364	3,464,920
NCL Corp. Ltd.†	4.75%	12/15/2021	334	335,670
Royal Caribbean Cruises Ltd.	5.25%	11/15/2022	1,107	1,157,487
Silversea Cruise Finance Ltd.†	7.25%	2/1/2025	968	1,043,020
Total				6,001,097

Lodging 0.10%
Studio City Co., Ltd. (Macau)†(e)	7.25%	11/30/2021	481	491,101
Studio City Finance Ltd. (Hong Kong)†(e)	8.50%	12/1/2020	505	506,313
Wyndham Destinations, Inc.	5.625%	3/1/2021	398	404,659
Total				1,402,073

Machinery: Agricultural 0.38%
BAT Capital Corp.(a)	3.222%	8/15/2024	1,590	1,472,033
Philip Morris International, Inc.	2.375%	8/17/2022	126	119,761
Pyxus International, Inc.	9.875%	7/15/2021	849	721,650
Reynolds American, Inc.	4.85%	9/15/2023	823	834,518
Viterra, Inc. (Canada)†(e)	5.95%	8/1/2020	2,351	2,428,435
Total				5,576,397

244	See Notes to Financial Statements.

Schedule of Investments (continued)

INFLATION FOCUSED FUND November 30, 2018

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value
Machinery: Industrial/Specialty 0.48%
CNH Industrial Capital LLC	4.20%	1/15/2024		$498	$493,143
CNH Industrial Capital LLC	4.375%	11/6/2020		289	290,165
CNH Industrial Capital LLC	4.375%	4/5/2022		1,563	1,575,207
CNH Industrial Capital LLC	4.875%	4/1/2021		1,170	1,178,775
CNH Industrial NV (United Kingdom)(e)	4.50%	8/15/2023		1,303	1,306,257
Nvent Finance Sarl (Luxembourg)(e)	3.95%	4/15/2023		1,308	1,286,182
Roper Technologies, Inc.	3.65%	9/15/2023		833	821,699
Total					6,951,428

Manufacturing 0.65%
Gates Global LLC/Gates Global Co.†	6.00%	7/15/2022		859	857,926
General Electric Co.	2.70%	10/9/2022		662	597,961
General Electric Co.	3.15%	9/7/2022		352	323,482
General Electric Co.	4.375%	9/16/2020		316	314,910
General Electric Co.	4.625%	1/7/2021		799	791,507
General Electric Co.	4.65%	10/17/2021		2,011	1,976,876
General Electric Co.	5.30%	2/11/2021		2,052	2,033,988
General Electric Co.	5.50%	1/8/2020		669	674,551
Pentair Finance Sarl (Luxembourg)(e)	2.65%	12/1/2019		1,821	1,808,063
Total					9,379,264

Media 1.31%
Altice Financing SA (Luxembourg)†(e)	6.625%	2/15/2023		1,025	1,014,750
CCO Holdings LLC/CCO Holdings Capital Corp.	5.25%	3/15/2021		1,580	1,582,963
Charter Communications Operating LLC/Charter Communications Operating Capital	4.50%	2/1/2024		1,105	1,099,819
Cox Communications, Inc.†	2.95%	6/30/2023		1,607	1,531,968
Cox Communications, Inc.†	3.25%	12/15/2022		4,293	4,181,668
CSC Holdings LLC†	10.125%	1/15/2023		1,774	1,924,967
Myriad International Holdings BV (Netherlands)†(e)	6.00%	7/18/2020		1,825	1,874,914
NBCUniversal Enterprise, Inc.†	5.25%	–	(f)	4,180	4,242,700
Time Warner Cable LLC	8.25%	4/1/2019		963	977,997
Time Warner Cable LLC	8.75%	2/14/2019		431	435,394
Viacom, Inc.	2.75%	12/15/2019		171	170,127
Total					19,037,267

Metal Fabricating 0.09%
Grinding Media, Inc./Moly-Cop AltaSteel Ltd.†	7.375%	12/15/2023		840	846,300
Zekelman Industries, Inc.†	9.875%	6/15/2023		423	451,553
Total					1,297,853

See Notes to Financial Statements.	245

Schedule of Investments (continued)

INFLATION FOCUSED FUND November 30, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Metals & Minerals: Miscellaneous 1.92%
Anglo American Capital plc (United Kingdom)†(e)	3.75%	4/10/2022	$2,310	$2,269,885
Anglo American Capital plc (United Kingdom)†(e)	4.125%	4/15/2021	200	199,368
Anglo American Capital plc (United Kingdom)†(e)	4.125%	9/27/2022	1,807	1,786,689
Century Aluminum Co.†	7.50%	6/1/2021	395	396,975
First Quantum Minerals Ltd. (Canada)†(e)	7.00%	2/15/2021	294	289,318
FMG Resources August 2006 Pty Ltd. (Australia)†(e)	5.125%	5/15/2024	397	371,195
Freeport-McMoRan, Inc.	6.875%	2/15/2023	308	321,860
Glencore Finance Canada Ltd. (Canada)†(e)	4.25%	10/25/2022	2,555	2,555,467
Glencore Finance Canada Ltd. (Canada)†(e)	4.95%	11/15/2021	4,038	4,116,756
Glencore Funding LLC†	2.50%	1/15/2019	213	212,987
Glencore Funding LLC†	3.00%	10/27/2022	225	215,346
Glencore Funding LLC†	3.125%	4/29/2019	2,551	2,548,449
Glencore Funding LLC†	4.125%	5/30/2023	495	488,103
Glencore Funding LLC†	4.625%	4/29/2024	326	324,198
Goldcorp, Inc. (Canada)(e)	3.625%	6/9/2021	2,102	2,093,153
Goldcorp, Inc. (Canada)(e)	3.70%	3/15/2023	937	915,943
Hecla Mining Co.	6.875%	5/1/2021	339	338,364
Hudbay Minerals, Inc. (Canada)†(e)	7.25%	1/15/2023	521	524,256
Indonesia Asahan Aluminium Persero PT (Indonesia)†(e)	5.23%	11/15/2021	1,000	1,015,036
Joseph T Ryerson & Son, Inc.†	11.00%	5/15/2022	483	515,602
Kinross Gold Corp. (Canada)(e)	5.125%	9/1/2021	257	258,912
Kinross Gold Corp. (Canada)(e)	5.95%	3/15/2024	1,044	1,051,830
Newmont Mining Corp.	3.50%	3/15/2022	326	320,373
Newmont Mining Corp.	5.125%	10/1/2019	1,283	1,302,847
Teck Resources Ltd. (Canada)†(e)	8.50%	6/1/2024	3,096	3,363,030
Total				27,795,942

Natural Gas 0.07%
CenterPoint Energy Resources Corp.	4.50%	1/15/2021	273	276,448
National Fuel Gas Co.	3.75%	3/1/2023	153	148,206
National Fuel Gas Co.	4.90%	12/1/2021	530	536,808
Total				961,462

Office Furniture & Business Equipment 0.02%
Xerox Corp.	3.625%	3/15/2023	127	114,998
Xerox Corp.	5.625%	12/15/2019	200	202,387
Total				317,385

246	See Notes to Financial Statements.

Schedule of Investments (continued)

INFLATION FOCUSED FUND November 30, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil 3.69%
Afren plc (United Kingdom)†(e)(g)	6.625%	12/9/2020	$195	$687
Afren plc (United Kingdom)†(e)(g)	10.25%	4/8/2019	195	687
Afren plc (United Kingdom)†(e)(g)	11.50%	2/1/2016	390	1,374
Anadarko Petroleum Corp.	4.85%	3/15/2021	488	498,352
Antero Resources Corp.	5.125%	12/1/2022	2,570	2,525,025
Canadian Oil Sands Ltd. (Canada)†(e)	7.75%	5/15/2019	295	300,669
Canadian Oil Sands Ltd. (Canada)†(e)	9.40%	9/1/2021	125	139,837
Carrizo Oil & Gas, Inc.	6.25%	4/15/2023	1,917	1,835,527
Cenovus Energy, Inc. (Canada)(e)	5.70%	10/15/2019	346	351,782
Chaparral Energy, Inc.†	8.75%	7/15/2023	1,580	1,501,000
CNOOC Curtis Funding No 1 Pty Ltd. (Australia)†(e)	4.50%	10/3/2023	500	507,428
CNOOC Finance 2015 Australia Pty Ltd. (Australia)(e)	2.625%	5/5/2020	1,000	987,311
CNX Resources Corp.	5.875%	4/15/2022	520	510,250
Continental Resources, Inc.	4.50%	4/15/2023	1,234	1,209,225
Continental Resources, Inc.	5.00%	9/15/2022	5,354	5,360,104
Devon Energy Corp.	2.25%	12/15/2018	300	299,949
Devon Energy Corp.	6.30%	1/15/2019	134	134,388
Diamondback Energy, Inc.	4.75%	11/1/2024	667	648,657
Diamondback Energy, Inc.†	4.75%	11/1/2024	978	951,105
Eclipse Resources Corp.	8.875%	7/15/2023	961	941,780
Encana Corp. (Canada)(e)	6.50%	5/15/2019	3,025	3,068,843
Energen Corp.	4.625%	9/1/2021	615	618,075
Eni SpA (Italy)†(e)	4.15%	10/1/2020	600	601,056
Equinor ASA (Norway)†(e)	7.875%	12/9/2022	1,000	1,155,625
Gazprom OAO Via Gaz Capital SA (Luxembourg)†(e)	6.51%	3/7/2022	700	727,958
Gulfport Energy Corp.	6.625%	5/1/2023	654	639,285
Harvest Operations Corp. (Canada)†(e)	4.20%	6/1/2023	250	254,006
HighPoint Operating Corp.	7.00%	10/15/2022	133	125,353
Laredo Petroleum, Inc.	5.625%	1/15/2022	857	809,865
Marathon Petroleum Corp.†	5.375%	10/1/2022	938	954,477
Motiva Enterprises LLC†	5.75%	1/15/2020	2,096	2,133,262
Newfield Exploration Co.	5.75%	1/30/2022	1,100	1,124,750
Nexen Energy ULC (Canada)(e)	6.20%	7/30/2019	74	75,361
Oasis Petroleum, Inc.	6.875%	3/15/2022	4,529	4,489,371
OGX Austria GmbH (Brazil)†(e)(g)	8.50%	6/1/2018	225	5
Petrobras Global Finance BV (Netherlands)(e)	6.125%	1/17/2022	202	207,700
Petroleos Mexicanos (Mexico)(e)	3.50%	1/30/2023	1,714	1,548,428
Petroleos Mexicanos (Mexico)(e)	4.625%	9/21/2023	3,045	2,834,925

See Notes to Financial Statements.	247

Schedule of Investments (continued)

INFLATION FOCUSED FUND November 30, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Oil (continued)
Petroleos Mexicanos (Mexico)(e)	5.50%		1/21/2021	$494	$493,012
Petroleos Mexicanos (Mexico)(e)	6.375%		2/4/2021	3,552	3,592,884
Phillips 66†	3.086% (3 Mo. LIBOR + .65%	)#	4/15/2019	373	373,056
Phillips 66	3.289% (3 Mo. LIBOR + .60%	)#	2/26/2021	362	361,317
Pioneer Natural Resources Co.	7.50%		1/15/2020	101	105,341
Range Resources Corp.	5.00%		3/15/2023	362	342,316
Range Resources Corp.	5.00%		8/15/2022	1,311	1,247,089
Range Resources Corp.	5.75%		6/1/2021	591	591,739
Range Resources Corp.	5.875%		7/1/2022	267	264,664
Ras Laffan Liquefied Natural Gas Co. Ltd. 3(Qatar)†(e)	6.75%		9/30/2019	1,150	1,181,192
Resolute Energy Corp.	8.50%		5/1/2020	822	829,603
Sable Permian Resources Land LLC/AEPB Finance Corp.†	13.00%		11/30/2020	549	573,705
Seven Generations Energy Ltd. (Canada)†(e)	6.75%		5/1/2023	1,660	1,666,225
Seven Generations Energy Ltd. (Canada)†(e)	6.875%		6/30/2023	1,343	1,349,715
Sinopec Group Overseas Development 2016 Ltd. (China)†(e)	2.125%		5/3/2019	561	558,429
Total					53,603,769

Oil: Crude Producers 3.93%
Andeavor Logistics LP/Tesoro Logistics Finance Corp.	5.50%		10/15/2019	709	718,749
Andeavor Logistics LP/Tesoro Logistics Finance Corp.	6.25%		10/15/2022	982	1,007,778
Andeavor Logistics LP/Tesoro Logistics Finance Corp.	6.375%		5/1/2024	3,251	3,409,486
Boardwalk Pipelines LP	5.75%		9/15/2019	125	127,292
Buckeye Partners LP	5.50%		8/15/2019	75	75,845
Columbia Pipeline Group, Inc.	3.30%		6/1/2020	1,933	1,924,750
Enable Midstream Partners LP	2.40%		5/15/2019	1,000	993,956
Enable Oklahoma Intrastate Transmission LLC†	6.25%		3/15/2020	1,937	1,987,892
Enbridge Energy Partners LP	5.20%		3/15/2020	133	135,668
Enbridge Energy Partners LP	9.875%		3/1/2019	2,798	2,841,829
Energy Transfer LP	4.25%		3/15/2023	2,099	2,046,525
Energy Transfer Operating LP	4.65%		6/1/2021	400	404,690
Energy Transfer Operating LP	9.00%		4/15/2019	4,327	4,415,189
Energy Transfer Operating LP	9.70%		3/15/2019	3,152	3,202,765
Energy Transfer Partners LP/Regency Energy Finance Corp.	5.75%		9/1/2020	800	820,941
Florida Gas Transmission Co. LLC†	3.875%		7/15/2022	320	318,486
Florida Gas Transmission Co. LLC†	5.45%		7/15/2020	334	342,553
Florida Gas Transmission Co. LLC†	7.90%		5/15/2019	1,495	1,523,677

248	See Notes to Financial Statements.

Schedule of Investments (continued)

INFLATION FOCUSED FUND November 30, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil: Crude Producers (continued)
Gulf South Pipeline Co. LP	4.00%	6/15/2022	$629	$618,588
Kinder Morgan Energy Partners LP	5.30%	9/15/2020	1,667	1,708,219
Kinder Morgan Energy Partners LP	5.80%	3/1/2021	1,426	1,480,315
Kinder Morgan Energy Partners LP	6.50%	4/1/2020	1,646	1,702,406
Kinder Morgan Energy Partners LP	6.85%	2/15/2020	2,182	2,261,749
Kinder Morgan Energy Partners LP	9.00%	2/1/2019	344	347,088
Kinder Morgan, Inc.†	5.00%	2/15/2021	594	605,360
Kinder Morgan, Inc.†	5.625%	11/15/2023	361	379,349
Kinder Morgan, Inc.	6.50%	9/15/2020	666	695,194
Midcontinent Express Pipeline LLC†	6.70%	9/15/2019	947	960,520
MPLX LP	5.50%	2/15/2023	3,464	3,528,449
NGPL PipeCo LLC†	4.375%	8/15/2022	203	200,716
Northern Natural Gas Co.†	4.25%	6/1/2021	276	279,725
ONEOK Partners LP	8.625%	3/1/2019	363	367,509
ONEOK, Inc.	7.50%	9/1/2023	1,313	1,482,963
Rockies Express Pipeline LLC†	6.00%	1/15/2019	185	185,518
Sabine Pass Liquefaction LLC	5.625%	2/1/2021	5,180	5,333,680
Sabine Pass Liquefaction LLC	5.625%	4/15/2023	6,473	6,755,798
Spectra Energy Partners LP	4.60%	6/15/2021	297	303,040
Texas Eastern Transmission LP†	4.125%	12/1/2020	500	504,557
Texas Gas Transmission LLC†	4.50%	2/1/2021	729	734,934
Williams Cos., Inc. (The)	7.875%	9/1/2021	192	209,622
Total				56,943,370

Oil: Integrated Domestic 0.31%
National Oilwell Varco, Inc.	2.60%	12/1/2022	2,305	2,173,213
SESI LLC	7.125%	12/15/2021	1,880	1,781,300
TechnipFMC plc (United Kingdom)(e)	3.45%	10/1/2022	513	500,582
Total				4,455,095

Real Estate Investment Trusts 0.91%
Agile Group Holdings Ltd. (China)(e)	9.00%	5/21/2020	500	508,155
Brixmor Operating Partnership LP	3.25%	9/15/2023	1,080	1,034,979
Brixmor Operating Partnership LP	3.875%	8/15/2022	200	198,537
Country Garden Holdings Co. Ltd. (China)(e)	7.50%	3/9/2020	446	451,576
EPR Properties	5.25%	7/15/2023	172	176,972
EPR Properties	5.75%	8/15/2022	979	1,021,807
HCP, Inc.	4.25%	11/15/2023	111	110,526
Healthcare Trust of America Holdings LP	2.95%	7/1/2022	228	219,582

See Notes to Financial Statements.	249

Schedule of Investments (continued)

INFLATION FOCUSED FUND November 30, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Real Estate Investment Trusts (continued)
Highwoods Realty LP	3.20%		6/15/2021	$155	$152,722
Kilroy Realty LP	6.625%		6/1/2020	732	767,325
Reckson Operating Partnership LP	7.75%		3/15/2020	850	892,724
Senior Housing Properties Trust	3.25%		5/1/2019	942	939,709
SITE Centers Corp.	4.625%		7/15/2022	489	501,327
SL Green Operating Partnership LP	3.25%		10/15/2022	127	122,350
SL Green Realty Corp.	4.50%		12/1/2022	1,530	1,540,415
Vereit Operating Partnership LP	3.00%		2/6/2019	2,761	2,759,674
Vereit Operating Partnership LP	4.125%		6/1/2021	329	330,743
Vereit Operating Partnership LP	4.60%		2/6/2024	976	974,872
Welltower, Inc.	4.50%		1/15/2024	138	140,293
Weyerhaeuser Co.	4.70%		3/15/2021	292	296,782
Weyerhaeuser Co.	7.375%		10/1/2019	68	70,106
Total					13,211,176

Retail 0.02%
Dollar Tree, Inc.	3.70%		5/15/2023	334	325,673

Savings & Loan 0.02%
People’s United Financial, Inc.	3.65%		12/6/2022	370	367,011

Technology 0.31%
Alibaba Group Holding Ltd. (China)(e)	2.80%		6/6/2023	478	457,728
Baidu, Inc. (China)(e)	2.75%		6/9/2019	200	199,446
Baidu, Inc. (China)(e)	3.50%		11/28/2022	650	639,431
Baidu, Inc. (China)(e)	3.875%		9/29/2023	1,948	1,924,078
Baidu, Inc. (China)(e)	4.375%		5/14/2024	493	494,785
eBay, Inc.	3.021% (3 Mo. LIBOR + .48%	)#	8/1/2019	640	640,991
VeriSign, Inc.	4.625%		5/1/2023	109	109,272
Total					4,465,731

Telecommunications 0.33%
British Telecommunications plc (United Kingdom)(e)	4.50%		12/4/2023	1,107	1,109,244
GTH Finance BV (Netherlands)†(e)	6.25%		4/26/2020	200	202,736
T-Mobile USA, Inc.	6.00%		4/15/2024	1,352	1,384,110
Vodafone Group plc (United Kingdom)(e)	3.426% (3 Mo. LIBOR + .99%	)#	1/16/2024	866	856,290
Vodafone Group plc (United Kingdom)(e)	3.75%		1/16/2024	1,273	1,242,217
Total					4,794,597

250	See Notes to Financial Statements.

Schedule of Investments (continued)

INFLATION FOCUSED FUND November 30, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Toys 0.01%
Mattel, Inc.	2.35%		8/15/2021	$178	$160,645

Transportation: Miscellaneous 0.12%
Pelabuhan Indonesia III Persero PT (Indonesia)†(e)	4.50%		5/2/2023	622	603,461
Watco Cos. LLC/Watco Finance Corp.†	6.375%		4/1/2023	819	825,142
XPO Logistics, Inc.†	6.50%		6/15/2022	287	293,099
Total					1,721,702

Utilities 0.02%
United Utilities plc (United Kingdom)(e)	5.375%		2/1/2019	233	233,874
Total Corporate Bonds (cost $572,652,058)					562,717,334

FLOATING RATE LOANS(h) 1.86%

Aerospace/Defense 0.01%
Gol Luxco SA Term Loan (Luxembourg)(e)	6.50%		8/31/2020	136	139,485

Business Services 0.09%
Sedgwick Claims Management Services, Inc. 1st Lien Initial Term Loan	5.095% (1 Mo. LIBOR + 2.75%	)	3/1/2021	1,345	1,333,231

Computer Hardware 0.17%
Dell International L.L.C. Replacement Term Loan A2	4.10% (1 Mo. LIBOR + 1.75%	)	9/7/2021	2,557	2,542,833

Containers 0.03%
Ball Corp. Dollar Term Loan A	3.849% (1 Mo. LIBOR + 1.50%	)	6/30/2021	370	369,727

Electrical Equipment 0.19%
Analog Devices, Inc. Three Year Term Loan	3.475% (3 Mo. LIBOR + 1.13%	)	9/23/2019	472	472,555	(i)
Marvell Technology Group Ltd Term Loan A	3.695% (3 Mo. LIBOR + 1.38%	)	7/6/2021	2,226	2,228,449	(i)
Total					2,701,004

Electrical: Household 0.03%
Energizer Holdings, Inc. Bridge Term Loan	–	(j)	6/30/2022	510	510,000

Entertainment 0.02%
GLP Capital, L.P. Incremental Tranche A1 Term Loan	3.806% (1 Mo. LIBOR + 1.50%	)	4/28/2021	136	134,360
Yonkers Racing Corp. 1st Lien Initial Term Loan	5.60% (1 Mo. LIBOR + 3.25%	)	5/31/2024	234	233,742
Total					368,102

See Notes to Financial Statements.	251

Schedule of Investments (continued)

INFLATION FOCUSED FUND November 30, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Financial Services 0.03%
Delos Finance Sarl New Term Loan (Luxembourg)(e)	4.136% (3 Mo. LIBOR + 1.75%	)	10/6/2023	$283	$282,756
Flying Fortress Holdings, LLC New Term Loan	–	(j)	10/30/2022	166	165,741
Total					448,497

Health Care Products 0.11%
Zimmer Biomet Holdings, Inc. Term Loan	3.511% (1 Mo. LIBOR + 1.25%	)	9/30/2019	1,255	1,255,200	(i)
Zimmer Holdings, Inc. Term Loan	3.636% (1 Mo. LIBOR + 1.38%	)	6/24/2020	332	331,339	(i)
Total					1,586,539

Investment Management Companies 0.04%
RPI Finance Trust Term Loan A4	3.886% (3 Mo. LIBOR + 1.50%	)	5/4/2022	585	583,969

Machinery: Industrial/Specialty 0.02%
Flowserve Corp. 2012 Term Loan	3.886% (3 Mo. LIBOR + 1.50%	)	10/14/2020	300	300,189	(i)

Manufacturing 0.01%
Tyco International Holding S.a.r.I. Term Loan (Luxembourg)(e)	3.624% (3 Mo. LIBOR + 1.25%	)	3/2/2020	173	172,738

Media 0.05%
Unitymedia Hessen GmbH & Co. KG Facility Term Loan B	4.557% (1 Mo. LIBOR + 2.25%	)	9/30/2025	670	664,556

Metal Fabricating 0.01%
Doncasters US Finance LLC 2nd Lien Term Loan	10.636% (3 Mo. LIBOR + 8.25%	)	10/9/2020	141	111,733

Miscellaneous 0.09%
Rockwell Collins, Inc. Term Loan	3.557% (1 Mo. LIBOR + 1.25%	)	12/16/2019	892	889,791	(i)
Utex Industries, Inc. 1st Lien Initial Term Loan	6.345% (1 Mo. LIBOR + 4.00%	)	5/21/2021	262	254,111
Utex Industries, Inc. 2nd Lien Initial Term Loan	9.595% (1 Mo. LIBOR + 7.25%	)	5/20/2022	111	104,525
Total					1,248,427

Oil 0.02%
Petroleos Mexicanos Term Loan (Mexico)(e)	3.16% (1 Mo. LIBOR + .85%	)	2/14/2020	305	304,238	(i)

252	See Notes to Financial Statements.

Schedule of Investments (continued)

INFLATION FOCUSED FUND November 30, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Oil: Crude Producers 0.02%
Buckeye Partners LP Delayed Draw Term Loan	3.70% (1 Mo. LIBOR + 1.35%	)	9/30/2019		$317	$316,208	(i)

Real Estate Investment Trusts 0.15%
Invitation Homes Operating Partnership LP Initial Term Loan	4.006% (1 Mo. LIBOR + 1.70%	)	2/6/2022		2,149	2,111,392	(i)

Retail 0.48%
Panera Bread Co. Term Loan	4.063% (1 Mo. LIBOR + 1.75%	)	7/18/2022		1,771	1,725,353
PVH Corp. Tranche A Term Loan	3.803% (1 Mo. LIBOR + 1.50%	)	5/19/2021		5,297	5,288,587
Total						7,013,940

Technology 0.00%
Symantec Corp. Term Loan A2	3.813% (1 Mo. LIBOR + 1.50%	)	8/1/2019		38	37,430

Telecommunications 0.29%
AT&T Inc. Advance Tranche A Term Loan	3.431% (1 Mo. LIBOR + 1.13%	)	12/14/2020		1,622	1,620,060
CenturyLink, Inc. Initial Term Loan A	5.095% (1 Mo. LIBOR + 2.75%	)	11/1/2022		2,560	2,548,162
Total						4,168,222
Total Floating Rate Loans (cost $27,141,699)						27,032,460

FOREIGN GOVERNMENT OBLIGATIONS 0.30%

Argentina 0.14%
Republic of Argentina(c)	3.375%		1/15/2023	EUR	625	591,629
Republic of Argentina(e)	4.625%		1/11/2023		$1,053	882,019
Republic of Argentina(e)	6.875%		4/22/2021		581	550,352
Total						2,024,000

Bermuda 0.06%
Government of Bermuda†	4.138%		1/3/2023		600	607,428
Government of Bermuda†	4.854%		2/6/2024		247	256,675
Total						864,103

Indonesia 0.04%
Perusahaan Penerbit SBSN†(e)	3.40%		3/29/2022		270	263,722
Perusahaan Penerbit SBSN†(e)	3.75%		3/1/2023		405	395,333
Total						659,055

See Notes to Financial Statements.	253

Schedule of Investments (continued)

INFLATION FOCUSED FUND November 30, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
South Korea 0.02%
Korea Expressway Corp. (South Korea)†(e)	3.625%		10/22/2021	$243	$243,452

Sri Lanka 0.04%
Republic of Sri Lanka†(e)	5.75%		4/18/2023	620	558,008
Total Foreign Government Obligations (cost $4,756,098)					4,348,618

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 2.11%
Federal Home Loan Mortgage Corp. 2012-K707 B†	4.003%	#(k)	1/25/2047	412	410,940
Federal Home Loan Mortgage Corp. 2012-K710 B†	3.948%	#(k)	6/25/2047	200	200,325
Federal Home Loan Mortgage Corp. 2013-K712 B†	3.473%	#(k)	5/25/2045	360	359,302
Federal Home Loan Mortgage Corp. 2014-K503 B†	3.139%	#(k)	10/25/2047	47	46,860
Federal Home Loan Mortgage Corp. 2015-K721 B†	3.681%	#(k)	11/25/2047	3,624	3,569,514
Federal Home Loan Mortgage Corp. K061 X1 IO	0.304%	#(k)	11/25/2026	15,412	213,174
Federal Home Loan Mortgage Corp. Q001 XA IO	2.27%	#(k)	2/25/2032	1,404	201,930
Government National Mortgage Assoc. 2013-162 A	2.75%	#(k)	9/16/2046	88	84,824
Government National Mortgage Assoc. 2013-171 IO	0.899%	#(k)	6/16/2054	6,075	265,880
Government National Mortgage Assoc. 2013-193 IO	0.924%	#(k)	1/16/2055	2,373	104,330
Government National Mortgage Assoc. 2014-112 A	3.00%	#(k)	1/16/2048	273	264,418
Government National Mortgage Assoc. 2014-135 AS	2.30%		2/16/2047	480	462,231
Government National Mortgage Assoc. 2014-15 IO	0.779%	#(k)	8/16/2054	5,243	199,244
Government National Mortgage Assoc. 2014-64 IO	1.159%	#(k)	12/16/2054	33,600	1,857,108
Government National Mortgage Assoc. 2014-70 A	2.50%		3/16/2049	23	21,191
Government National Mortgage Assoc. 2014-78 A	2.20%		4/16/2047	125	122,466
Government National Mortgage Assoc. 2015-19 AD	2.90%		10/16/2055	213	207,537
Government National Mortgage Assoc. 2015-33 AS	2.90%	#(k)	5/16/2054	299	288,485
Government National Mortgage Assoc. 2015-41 AD	2.90%	#(k)	8/16/2055	177	173,095
Government National Mortgage Assoc. 2017-100 AS	2.75%		2/16/2058	1,037	983,837
Government National Mortgage Assoc. 2017-168 AS	2.70%		8/16/2058	3,381	3,173,700
Government National Mortgage Assoc. 2017-44 AD	2.65%		11/17/2048	1,281	1,201,365
Government National Mortgage Assoc. 2017-51 AS	2.75%		4/16/2058	1,607	1,528,151
Government National Mortgage Assoc. 2017-53 B	2.75%		3/16/2050	1,995	1,893,862
Government National Mortgage Assoc. 2017-54 AD	2.75%		1/16/2057	1,891	1,795,304
Government National Mortgage Assoc. 2017-61 A	2.60%		8/16/2058	981	924,036
Government National Mortgage Assoc. 2017-69 AS	2.75%		2/16/2058	1,661	1,578,337
Government National Mortgage Assoc. 2017-71 AS	2.70%		4/16/2057	1,091	1,024,875
Government National Mortgage Assoc. 2017-72 AM	2.60%		9/16/2051	676	632,125
Government National Mortgage Assoc. 2017-74 AS	2.60%		10/16/2057	678	637,349
Government National Mortgage Assoc. 2017-76 AS	2.65%		11/16/2050	1,352	1,269,216
Government National Mortgage Assoc. 2017-86 AS	2.75%		2/16/2058	1,265	1,204,436

254	See Notes to Financial Statements.

Schedule of Investments (continued)

INFLATION FOCUSED FUND November 30, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Government National Mortgage Assoc. 2017-89 AB	2.60%		7/16/2058	$1,061	$973,052
Government National Mortgage Assoc. 2017-90 AS	2.70%		7/16/2057	1,477	1,386,986
Government National Mortgage Assoc. 2017-92 AS	2.75%		6/16/2058	1,344	1,275,995
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $33,054,092)					30,535,480

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 0.48%
Federal Home Loan Mortgage Corp.	3.13% (12 Mo. LIBOR + 1.64%	)#	11/1/2043	1,088	1,102,904
Federal Home Loan Mortgage Corp.	3.573% (12 Mo. LIBOR + 1.66%	)#	2/1/2038	222	231,477
Federal Home Loan Mortgage Corp.	3.904% (12 Mo. LIBOR + 1.78%	)#	5/1/2036	63	66,405
Federal Home Loan Mortgage Corp.	4.045% (12 Mo. LIBOR + 1.79%	)#	10/1/2038	49	51,235
Federal Home Loan Mortgage Corp.	4.088% (12 Mo. LIBOR + 1.71%	)#	4/1/2037	75	78,722
Federal Home Loan Mortgage Corp.	4.354% (12 Mo. LIBOR + 1.94%	)#	9/1/2036	186	195,780
Federal Home Loan Mortgage Corp.	4.386% (12 Mo. LIBOR + 1.79%	)#	12/1/2036	185	194,260
Federal Home Loan Mortgage Corp.	4.396% (12 Mo. LIBOR + 1.97%	)#	2/1/2037	176	186,458
Federal National Mortgage Assoc.	2.679% (12 Mo. LIBOR + 1.60%	)#	12/1/2045	317	315,208
Federal National Mortgage Assoc.	2.717% (12 Mo. LIBOR + 1.60%	)#	12/1/2045	990	985,573
Federal National Mortgage Assoc.	2.823% (12 Mo. LIBOR + 1.60%	)#	10/1/2045	373	372,255
Federal National Mortgage Assoc.	3.612% (12 Mo. LIBOR + 1.25%	)#	6/1/2038	249	255,753
Federal National Mortgage Assoc.	3.839% (12 Mo. LIBOR + 1.82%	)#	4/1/2040	109	114,511
Federal National Mortgage Assoc.	3.852% (12 Mo. LIBOR + 1.53%	)#	3/1/2039	112	116,173
Federal National Mortgage Assoc.	3.887% (1 Yr Treasury Constant Maturity Rate + 2.19%	)#	1/1/2038	153	161,036
Federal National Mortgage Assoc.	3.927% (12 Mo. LIBOR + 1.78%	)#	3/1/2042	1,484	1,549,425
Federal National Mortgage Assoc.	3.958% (12 Mo. LIBOR + 1.62%	)#	8/1/2037	15	15,219
Federal National Mortgage Assoc.	4.058% (12 Mo. LIBOR + 1.81%	)#	12/1/2040	97	101,113

See Notes to Financial Statements.	255

Schedule of Investments (continued)

INFLATION FOCUSED FUND November 30, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)
Federal National Mortgage Assoc.	4.112% (12 Mo. LIBOR + 1.89%	)#	12/1/2038	$67	$70,194
Federal National Mortgage Assoc.	4.134% (1 Yr Treasury Constant Maturity Rate + 2.23%	)#	3/1/2038	56	59,212
Federal National Mortgage Assoc.	4.136% (12 Mo. LIBOR + 1.72%	)#	8/1/2038	56	58,267
Federal National Mortgage Assoc.	4.147% (12 Mo. LIBOR + 1.66%	)#	9/1/2038	140	146,201
Federal National Mortgage Assoc.	4.157% (12 Mo. LIBOR + 1.50%	)#	10/1/2035	230	239,194
Federal National Mortgage Assoc.	4.284% (12 Mo. LIBOR + 1.82%	)#	12/1/2040	207	216,392
Federal National Mortgage Assoc.	4.514% (12 Mo. LIBOR + 1.80%	)#	10/1/2040	58	60,620
Total Government Sponsored Enterprises Pass-Throughs (cost $7,048,199)					6,943,587

MUNICIPAL BONDS 0.17%

Miscellaneous
IL State GO	6.20%		7/1/2021	300	310,677
Illinois	4.95%		6/1/2023	79	79,971
Illinois	5.877%		3/1/2019	1,495	1,505,046
New Jersey Econ Dev Auth (AGM)	Zero Coupon		2/15/2019	100	99,408
New Jersey Transp Tr Fnd Auth	1.758%		12/15/2018	220	219,919
New Jersey Transp Tr Fnd Auth	5.00%		12/15/2018	300	300,267
Total					2,515,288
Total Municipal Bonds (cost $2,513,665)					2,515,288

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 23.94%
A10 Term Asset Financing LLC 2017-1A A1FX†	2.34%		3/15/2036	1,184	1,180,780
Americold LLC 2010-ARTA A1†	3.847%		1/14/2029	403	405,918
AOA Mortgage Trust 2015-1177 A†	2.957%		12/13/2029	310	305,470
AREIT Trust 2018-CRE2 A†	3.262% (1 Mo. LIBOR + .98%	)#	11/14/2035	1,651	1,654,096
Atrium Hotel Portfolio Trust 2017-ATRM B†	3.807% (1 Mo. LIBOR + 1.50%	)#	12/15/2036	842	840,377
Atrium Hotel Portfolio Trust 2018-ATRM A†	3.257% (1 Mo. LIBOR + .95%	)#	6/15/2035	1,258	1,258,704
Atrium Hotel Portfolio Trust 2018-ATRM B†	3.737% (1 Mo. LIBOR + 1.43%	)#	6/15/2035	907	907,534
Atrium Hotel Portfolio Trust 2018-ATRM C†	3.957% (1 Mo. LIBOR + 1.65%	)#	6/15/2035	288	288,173
Aventura Mall Trust 2013-AVM A†	3.867%	#(k)	12/5/2032	972	984,066

256	See Notes to Financial Statements.

Schedule of Investments (continued)

INFLATION FOCUSED FUND November 30, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Aventura Mall Trust 2013-AVM D†	3.867%	#(k)	12/5/2032	$500	$506,304
BAMLL Trust 2011-FSHN A†	4.42%		7/11/2033	1,500	1,530,041
Bancorp Commercial Mortgage Trust (The) 2018-CR3 A†	3.157% (1 Mo. LIBOR + .85%	)#	1/15/2033	1,131	1,126,540
Bancorp Commercial Mortgage Trust 2016-CRE1 A†	3.71% (1 Mo. LIBOR + 1.43%	)#	11/15/2033	12	12,196
BB-UBS Trust 2012-TFT A†	2.892%		6/5/2030	2,574	2,526,834
BB-UBS Trust 2012-TFT B†	3.584%	#(k)	6/5/2030	2,149	2,093,509
BB-UBS Trust 2012-TFT C†	3.584%	#(k)	6/5/2030	3,000	2,911,168
BBCMS Mortgage Trust 2018-TALL A†	3.029% (1 Mo. LIBOR + .72%	)#	3/15/2037	5,850	5,843,603
BBCMS Mortgage Trust 2018-TALL E†	4.744% (1 Mo. LIBOR + 2.44%	)#	3/15/2037	2,468	2,467,823
BBCMS Trust 2013-TYSN C†	3.821%		9/5/2032	260	260,699
BBCMS Trust 2015-STP XB IO†	0.286%	#(k)	9/10/2028	88,000	306,240
BBCMS Trust 2015-VFM A1†	2.466%		3/10/2036	395	381,173
BBCMS Trust 2015-VFM X IO†	0.557%	#(k)	3/12/2036	84,593	1,713,438
BBCMS Trust 2018-BXH A†	3.307% (1 Mo. LIBOR + 1.00%	)#	10/15/2037	1,788	1,792,702
BDS 2018-FL1 A†	3.153% (1 Mo. LIBOR + .85%	)#	1/15/2035	3,000	2,995,969
Bear Stearns Commercial Mortgage Securities Trust 2004-PWR6 E†	5.406%	#(k)	11/11/2041	595	598,766
Bear Stearns Commercial Mortgage Securities Trust 2004-PWR6 F†	5.862%	#(k)	11/11/2041	595	599,294
Bear Stearns Deutsche Bank Trust 2005-AFR1 A2†	5.008%		9/15/2027	124	125,657
BWAY Mortgage Trust 2013-1515 XB IO†	0.534%	#(k)	3/10/2033	47,800	1,117,746
BX Commercial Mortgage Trust 2018-BIOA A†	2.978% (1 Mo. LIBOR + .67%	)#	3/15/2037	4,024	4,020,875
BX Trust 2017-APPL A†	3.187% (1 Mo. LIBOR + .88%	)#	7/15/2034	990	989,166
BX Trust 2017-APPL D†	4.357% (1 Mo. LIBOR + 2.05%	)#	7/15/2034	671	673,089
BX Trust 2017-APPL E†	5.457% (1 Mo. LIBOR + 3.15%	)#	7/15/2034	977	980,394
BX Trust 2017-SLCT A†	3.227% (1 Mo. LIBOR + .92%	)#	7/15/2034	961	959,784
BX Trust 2017-SLCT B†	3.507% (1 Mo. LIBOR + 1.20%	)#	7/15/2034	878	876,819
BX Trust 2017-SLCT D†	4.357% (1 Mo. LIBOR + 2.05%	)#	7/15/2034	1,357	1,356,590
BX Trust 2017-SLCT E†	5.457% (1 Mo. LIBOR + 3.15%	)#	7/15/2034	1,190	1,193,730
BX Trust 2018-BILT A†	3.107% (1 Mo. LIBOR + .80% Floor .80%	)#	5/15/2030	857	855,576
BX Trust 2018-BILT D†	4.077% (1 Mo. LIBOR + 1.77% Floor 1.77%	)#	5/15/2030	357	356,872
BX Trust 2018-GW A†	3.107% (1 Mo. LIBOR + .80%	)#	5/15/2035	667	666,518

See Notes to Financial Statements.	257

Schedule of Investments (continued)

INFLATION FOCUSED FUND November 30, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
BX Trust 2018-GW D†	4.077% (1 Mo. LIBOR + 1.77% Floor 1.77%	)#	5/15/2035	$487	$487,589
Caesars Palace Las Vegas Trust 2017-VICI A†	3.531%		10/15/2034	6,350	6,347,459
Caesars Palace Las Vegas Trust 2017-VICI B†	3.835%		10/15/2034	3,445	3,436,923
Caesars Palace Las Vegas Trust 2017-VICI C†	4.138%		10/15/2034	2,701	2,699,069
Caesars Palace Las Vegas Trust 2017-VICI D†	4.499%	#(k)	10/15/2034	4,518	4,511,890
Caesars Palace Las Vegas Trust 2017-VICI E†	4.499%	#(k)	10/15/2034	3,890	3,815,278
Caesars Palace Las Vegas Trust 2017-VICI XA IO†	0.968%	#(k)	10/15/2034	13,222	387,283
Caesars Palace Las Vegas Trust 2017-VICI XB IO†	0.538%	#(k)	10/15/2034	8,470	126,244
CFCRE Commercial Mortgage Trust 2011-C2 AJ†	5.947%	#(k)	12/15/2047	204	213,116
CFCRE Commercial Mortgage Trust 2016-C4 XA IO	1.896%	#(k)	5/10/2058	1,019	96,789
CFCRE Commercial Mortgage Trust 2016-C6 XA IO	1.33%	#(k)	11/10/2049	2,818	201,722
CFCRE Commercial Mortgage Trust 2016-C7 XA IO	0.902%	#(k)	12/10/2054	3,708	179,687
CFCRE Commercial Mortgage Trust 2018-TAN A†	4.236%		2/15/2033	3,500	3,557,641
CGBAM Commercial Mortgage Trust 2015-SMRT B†	3.213%		4/10/2028	1,488	1,482,127
CGBAM Commercial Mortgage Trust 2015-SMRT C†	3.516%		4/10/2028	366	365,474
CGRBS Commercial Mortgage Trust 2013-VN05 A†	3.369%		3/13/2035	1,000	996,276
Cherrywood SB Commercial Mortgage Loan Trust
2016-1A AFX†	3.73%		3/25/2049	119	115,198
CHT Mortgage Trust 2017-CSMO B†	3.707% (1 Mo. LIBOR + 1.40%	)#	11/15/2036	500	499,022
CHT Mortgage Trust 2017-CSMO D†	4.557% (1 Mo. LIBOR + 2.25%	)#	11/15/2036	300	300,964
Citigroup Commercial Mortgage Trust 2012-GC8 A4	3.024%		9/10/2045	2,708	2,671,728
Citigroup Commercial Mortgage Trust 2013-375P B†	3.635%	#(k)	5/10/2035	2,019	1,990,789
Citigroup Commercial Mortgage Trust 2013-375P C†	3.635%	#(k)	5/10/2035	4,150	4,087,057
Citigroup Commercial Mortgage Trust 2013-GC15 A4	4.371%	#(k)	9/10/2046	2,000	2,072,320
Citigroup Commercial Mortgage Trust 2014-GC19 A3	3.753%		3/10/2047	431	433,915
Citigroup Commercial Mortgage Trust 2014-GC23 XB IO	0.318%	#(k)	7/10/2047	3,452	42,860
Citigroup Commercial Mortgage Trust 2015-GC31 XA IO	0.524%	#(k)	6/10/2048	5,969	127,360
Citigroup Mortgage Loan Trust 2013-2 5A1†	2.421%	#(k)	7/25/2036	206	201,232
CityLine Commercial Mortgage Trust 2016-CLNE†	2.871%	#(k)	11/10/2031	1,525	1,475,308

258	See Notes to Financial Statements.

Schedule of Investments (continued)

INFLATION FOCUSED FUND November 30, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Commercial Mortgage Pass-Through Certificates 2010-C1 C†	6.151%	#(k)	7/10/2046	$100	$103,192
Commercial Mortgage Pass-Through Certificates 2012-CR3 B†	3.922%		10/15/2045	617	607,712
Commercial Mortgage Pass-Through Certificates 2012-CR4 XA IO	1.939%	#(k)	10/15/2045	4,944	249,466
Commercial Mortgage Pass-Through Certificates 2012-LTRT A1†	2.15%		10/5/2030	635	616,730
Commercial Mortgage Pass-Through Certificates 2012-LTRT A2†	3.40%		10/5/2030	1,080	1,043,727
Commercial Mortgage Pass-Through Certificates 2013-CR7 A4	3.213%		3/10/2046	1,413	1,397,168
Commercial Mortgage Pass-Through Certificates 2013-CR7 XA IO	1.384%	#(k)	3/10/2046	6,635	264,267
Commercial Mortgage Pass-Through Certificates 2013-CR8 XA IO	0.565%	#(k)	6/10/2046	14,683	225,589
Commercial Mortgage Pass-Through Certificates 2013-CR9 A4	4.375%	#(k)	7/10/2045	2,138	2,202,972
Commercial Mortgage Pass-Through Certificates 2013-GAM A2†	3.367%		2/10/2028	100	98,981
Commercial Mortgage Pass-Through Certificates 2013-SFS A1†	1.873%		4/12/2035	479	463,005
Commercial Mortgage Pass-Through Certificates 2013-WWP D†	3.898%		3/10/2031	965	989,202
Commercial Mortgage Pass-Through Certificates 2014-CR18 A5	3.828%		7/15/2047	1,457	1,469,073
Commercial Mortgage Pass-Through Certificates 2014-CR19 A4	3.532%		8/10/2047	695	692,271
Commercial Mortgage Pass-Through Certificates 2014-CR19 XA IO	1.337%	#(k)	8/10/2047	3,419	139,177
Commercial Mortgage Pass-Through Certificates 2014-FL5 B†	4.457% (1 Mo. LIBOR + 2.15%	)#	10/15/2031	50	50,205
Commercial Mortgage Pass-Through Certificates 2014-LC15 A3	3.727%		4/10/2047	2,000	2,013,036
Commercial Mortgage Pass-Through Certificates 2014-LC15 A4	4.006%		4/10/2047	410	417,622
Commercial Mortgage Pass-Through Certificates 2015-CR23 CMC†	3.807%	#(k)	5/10/2048	1,300	1,294,942
Commercial Mortgage Pass-Through Certificates 2016-COR1 A2	2.499%		10/10/2049	227	222,146
Commercial Mortgage Pass-Through Certificates 2016-GCT D†	3.577%	#(k)	8/10/2029	3,000	2,932,636

See Notes to Financial Statements.	259

Schedule of Investments (continued)

INFLATION FOCUSED FUND November 30, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Commercial Mortgage Pass-Through Certificates 2016-GCT E†	3.577%	#(k)	8/10/2029	$3,000	$2,914,323
Commercial Mortgage Pass-Through Certificates 2016-GCT XA IO†	0.784%		8/10/2029	101,318	1,680,359
Commercial Mortgage Pass-Through Certificates 2016-SAVA A†	4.027% (1 Mo. LIBOR + 1.72%	)#	10/15/2034	1,340	1,341,487
Commercial Mortgage Pass-Through Certificates 2016-SAVA B†	4.607% (1 Mo. LIBOR + 2.30%	)#	10/15/2034	1,010	1,015,589
Commercial Mortgage Trust 2006-GG7 AM	5.856%	#(k)	7/10/2038	681	681,556
Commercial Mortgage Trust 2016-CD1 XA IO	1.56%	#(k)	8/10/2049	957	76,913
Credit Suisse First Boston Mortgage Securities Corp. 2006-OMA B1†	5.466%		5/15/2023	355	358,558
Credit Suisse First Boston Mortgage Securities Corp. 2006-OMA B2†	5.538%		5/15/2023	3,710	3,772,390
Credit Suisse Mortgage Capital Certificates 2014-USA X1 IO†	0.697%	#(k)	9/15/2037	40,000	1,193,560
Credit Suisse Mortgage Capital Certificates 2015-GLPB A†	3.639%		11/15/2034	2,965	2,981,071
Credit Suisse Mortgage Capital Certificates 2016-MFF B†	4.807% (1 Mo. LIBOR + 2.50%	)#	11/15/2033	578	581,826
Credit Suisse Mortgage Capital Certificates 2016-MFF C†	5.807% (1 Mo. LIBOR + 3.50%	)#	11/15/2033	657	663,687
Credit Suisse Mortgage Capital Certificates 2016-NXSR XB IO	0.257%	#(k)	12/15/2049	20,135	323,910
Credit Suisse Mortgage Capital Certificates 2017-HD A†	3.257% (1 Mo. LIBOR + .95%	)#	2/15/2031	831	829,634
Credit Suisse Mortgage Capital Certificates 2017-HD B†	3.657% (1 Mo. LIBOR + 1.35%	)#	2/15/2031	349	349,406
Credit Suisse Mortgage Capital Certificates 2017-HD D†	4.807% (1 Mo. LIBOR + 2.50%	)#	2/15/2031	353	353,123
Credit Suisse Mortgage Capital Certificates 2017-HD E†	5.957% (1 Mo. LIBOR + 3.65%	)#	2/15/2031	513	513,549
Credit Suisse Mortgage Capital Certificates 2017-LSTK A†	2.761%		4/5/2033	3,465	3,414,139
Credit Suisse Mortgage Capital Certificates 2017-LSTK B†	3.03%		4/5/2033	350	344,050
Credit Suisse Mortgage Capital Certificates 2017-LSTK C†	3.229%		4/5/2033	250	245,499
Credit Suisse Mortgage Capital Certificates 2017-LSTK D†	3.442%	#(k)	4/5/2033	275	268,582
Credit Suisse Mortgage Capital Certificates 2017-MOON A†	3.197%		7/10/2034	1,308	1,298,480

260	See Notes to Financial Statements.

Schedule of Investments (continued)

INFLATION FOCUSED FUND November 30, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Credit Suisse Mortgage Capital Certificates 2017-MOON B†	3.303%	#(k)	7/10/2034	$200	$197,581
Credit Suisse Mortgage Capital Certificates 2017-MOON C†	3.303%	#(k)	7/10/2034	2,388	2,338,657
Credit Suisse Mortgage Capital Certificates 2017-MOON D†	3.303%	#(k)	7/10/2034	150	144,284
Credit Suisse Mortgage Capital Certificates Trust 2017-HD XCP IO†	1.935%	#(k)	2/15/2031	31,669	25,573	(b)
Credit Suisse Mortgage Capital Certificates Trust 2017-PFHP A†	3.257% (1 Mo. LIBOR + .95%	)#	12/15/2030	502	502,023
Credit Suisse Mortgage Capital Certificates Trust 2017-PFHP C†	3.907% (1 Mo. LIBOR + 1.60%	)#	12/15/2030	400	400,573
CSAIL Commercial Mortgage Trust 2015-C2 XB IO†	0.137%	#(k)	6/15/2057	82,732	252,333
CSAIL Commercial Mortgage Trust 2016-C7 XA IO	1.19%	#(k)	11/15/2049	4,716	270,121
DBGS Mortgage Trust 2018-BIOD A†	3.11% (1 Mo. LIBOR + .80%	)#	5/15/2035	1,592	1,585,118
DBJPM Mortgage Trust 2016-C3 XA IO	1.643%	#(k)	9/10/2049	9,835	876,555
DBUBS Mortgage Trust 2011-LC2A A1†	3.527%		7/10/2044	199	199,965
DBUBS Mortgage Trust 2011-LC2A B†	4.998%	#(k)	7/10/2044	175	180,473
DBWF Mortgage Trust 2015-LCM A1†	2.998%		6/10/2034	425	411,729
DBWF Mortgage Trust 2015-LCM XA IO†	0.537%	#(k)	6/10/2034	851	14,480
DBWF Mortgage Trust 2016-85T XA IO†	0.116%	#(k)	12/10/2036	61,529	227,657
DBWF Mortgage Trust 2018-AMXP A†	3.873%	#(k)	5/5/2035	6,000	5,996,430
DBWF Mortgage Trust 2018-AMXP B†	4.122%	#(k)	5/5/2035	1,500	1,499,257
DBWF Mortgage Trust 2018-AMXP C†	3.956%	#(k)	5/5/2035	1,000	990,875
GAHR Commercial Mortgage Trust 2015-NRF BFX†	3.495%	#(k)	12/15/2034	1,450	1,442,190
GAHR Commercial Mortgage Trust 2015-NRF CFX†	3.495%	#(k)	12/15/2034	1,850	1,843,003
GAHR Commercial Mortgage Trust 2015-NRF DFX†	3.495%	#(k)	12/15/2034	4,728	4,697,821
GAHR Commercial Mortgage Trust 2015-NRF EFX†	3.495%	#(k)	12/15/2034	390	385,116
GRACE Mortgage Trust 2014-GRCE A†	3.369%		6/10/2028	550	550,706
GS Mortgage Securities Corp. II 2012-BWTR A†	2.954%		11/5/2034	2,000	1,954,742
GS Mortgage Securities Corp. II 2012-TMSQ A†	3.007%		12/10/2030	1,300	1,267,703
GS Mortgage Securities Corp. II 2013-KING A†	2.706%		12/10/2027	3,701	3,679,163
GS Mortgage Securities Corp. II 2013-KING C†	3.55%	#(k)	12/10/2027	700	695,807
GS Mortgage Securities Corp. II 2017-SLP A†	3.419%		10/10/2032	1,300	1,293,514
GS Mortgage Securities Corp. Trust 2012-ALOH A†	3.551%		4/10/2034	1,785	1,790,921
GS Mortgage Securities Corp. Trust 2012-ALOH C†	4.267%	#(k)	4/10/2034	115	116,491
GS Mortgage Securities Corp. Trust 2012-SHOP A†	2.933%		6/5/2031	758	757,428
GS Mortgage Securities Corp. Trust 2012-SHOP B†	3.311%		6/5/2031	1,613	1,612,308
GS Mortgage Securities Corp. Trust 2012-SHOP C†	3.633%		6/5/2031	1,200	1,199,002

See Notes to Financial Statements.	261

Schedule of Investments (continued)

INFLATION FOCUSED FUND November 30, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Corp. Trust 2012-SHOP D†	4.182%		6/5/2031	$594	$594,594
GS Mortgage Securities Corp. Trust 2016-RENT C†	4.202% (1 Mo. LIBOR + 2.30% Floor 2.30%	)#	2/10/2029	252	252,300
GS Mortgage Securities Corp. Trust 2017-GPTX A†	2.856%		5/10/2034	1,159	1,135,555
GS Mortgage Securities Corp. Trust 2017-GPTX B†	3.104%		5/10/2034	1,060	1,038,983
GS Mortgage Securities Corp. Trust 2017-GPTX C†	3.302%		5/10/2034	316	310,451
GS Mortgage Securities Corp. Trust 2017-STAY A†	3.157% (1 Mo. LIBOR + .85%	)#	7/15/2032	888	887,463
GS Mortgage Securities Corp. Trust 2017-STAY B†	3.407% (1 Mo. LIBOR + 1.10%	)#	7/15/2032	313	314,536
GS Mortgage Securities Corp. Trust 2017-STAY C†	3.657% (1 Mo. LIBOR + 1.35%	)#	7/15/2032	225	226,181
GS Mortgage Securities Corp. Trust 2017-STAY D†	4.257% (1 Mo. LIBOR + 1.95%	)#	7/15/2032	531	531,178
GS Mortgage Securities Corp. Trust 2018-FBLU A†	3.257% (1 Mo. LIBOR + .95%	)#	11/15/2035	2,614	2,616,614
GS Mortgage Securities Corp. Trust 2018-RIVR A†	3.257% (1 Mo. LIBOR + .95%	)#	7/15/2035	1,687	1,683,778
GS Mortgage Securities Trust 2010-C2 A1†	3.849%		12/10/2043	60	60,337
GS Mortgage Securities Trust 2012-GCJ7 B	4.74%		5/10/2045	259	263,630
GS Mortgage Securities Trust 2012-GCJ9 IO	2.12%	#(k)	11/10/2045	1,458	91,872
GS Mortgage Securities Trust 2013 GC12 B	3.777%	#(k)	6/10/2046	1,000	987,022
GS Mortgage Securities Trust 2013-G1 A2†	3.557%	#(k)	4/10/2031	2,584	2,548,678
GS Mortgage Securities Trust 2013-GC12 XA IO	1.574%	#(k)	6/10/2046	19,624	991,737
GS Mortgage Securities Trust 2013-GC14 A5	4.243%		8/10/2046	2,875	2,960,716
GS Mortgage Securities Trust 2015-GS1 XA IO	0.955%	#(k)	11/10/2048	1,075	47,948
GS Mortgage Securities Trust 2016-GS4 225A†	2.636%		11/10/2029	317	307,761	(b)
GS Mortgage Securities Trust 2016-GS4 225C†	3.778%		11/10/2029	553	546,975	(b)
GS Mortgage Securities Trust 2016-GS4 225D†	4.766%		11/10/2029	751	748,561	(b)
H/2 Asset Funding 2014-1 Ltd.	2.425% (1 Mo. LIBOR + .77%	)#	3/19/2037	44	43,963
Hilton Orlando Trust 2018-ORL A†	3.077% (1 Mo. LIBOR + .77%	)#	12/15/2034	1,462	1,460,683
Hilton Orlando Trust 2018-ORL D†	4.007% (1 Mo. LIBOR + 1.70%	)#	12/15/2034	664	663,870
HMH Trust 2017-NSS A†	3.062%		7/5/2031	974	945,074
HMH Trust 2017-NSS B†	3.343%		7/5/2031	629	614,068
HMH Trust 2017-NSS C†	3.787%		7/5/2031	469	454,155
HMH Trust 2017-NSS D†	4.723%		7/5/2031	618	604,575

262	See Notes to Financial Statements.

Schedule of Investments (continued)

INFLATION FOCUSED FUND November 30, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Hospitality Mortgage Trust 2017-HIT B†	3.497% (1 Mo. LIBOR + 1.18%	)#	5/8/2030	$415	$414,317
Hospitality Mortgage Trust 2017-HIT C†	3.667% (1 Mo. LIBOR + 1.35%	)#	5/8/2030	278	277,549
Hospitality Mortgage Trust 2017-HIT D†	4.467% (1 Mo. LIBOR + 2.15%	)#	5/8/2030	943	941,804
Hospitality Mortgage Trust 2017-HIT E†	5.867% (1 Mo. LIBOR + 3.55%	)#	5/8/2030	1,396	1,397,759
Hudsons Bay Simon JV Trust 2015-HB7 A7†	3.914%		8/5/2034	2,366	2,333,141
Hudsons Bay Simon JV Trust 2015-HB7 B7†	4.666%		8/5/2034	1,200	1,164,165
Hudsons Bay Simon JV Trust 2015-HB7 D7†	5.331%	#(k)	8/5/2034	559	506,980
Hudsons Bay Simon JV Trust 2015-HBFL CFL†	5.114% (1 Mo. LIBOR + 2.55%	)#	8/5/2034	1,961	1,958,878
Irvine Core Office Trust 2013-IRV A1†	2.068%		5/15/2048	1,185	1,153,882
Irvine Core Office Trust 2013-IRV A2†	3.279%	#(k)	5/15/2048	732	723,918
JPMBB Commercial Mortgage Securities Trust 2013-C14 A4	4.133%	#(k)	8/15/2046	2,000	2,048,362
JPMorgan Chase Commercial Mortgage Securities Corp. 2018 AON XA IO†	0.639%	#(k)	7/5/2031	129,394	2,884,425
JPMorgan Chase Commercial Mortgage Securities Corp. 2018 AON XB IO†	0.308%	#(k)	7/5/2031	50,413	443,135
JPMorgan Chase Commercial Mortgage Securities Corp. 2018-AON A†	4.128%		7/5/2031	1,805	1,851,254
JPMorgan Chase Commercial Mortgage Securities Trust 2007-CB18 AMFX	5.40%		6/12/2047	23	23,327
JPMorgan Chase Commercial Mortgage Securities Trust 2012-C6 B	4.819%	#(k)	5/15/2045	253	257,173
JPMorgan Chase Commercial Mortgage Securities Trust 2012-C8 A3	2.829%		10/15/2045	1,011	987,592
JPMorgan Chase Commercial Mortgage Securities Trust 2012-WLDN A†	3.905%		5/5/2030	6,090	6,095,455
JPMorgan Chase Commercial Mortgage Securities Trust 2012-WLDN B†	4.488%	#(k)	5/5/2030	1,254	1,260,543
JPMorgan Chase Commercial Mortgage Securities Trust 2013-C10 XA IO	1.146%	#(k)	12/15/2047	9,071	303,889
JPMorgan Chase Commercial Mortgage Securities Trust 2013-C12 XA IO	0.631%	#(k)	7/15/2045	5,294	98,652
JPMorgan Chase Commercial Mortgage Securities Trust 2013-LC11 XA IO	1.411%	#(k)	4/15/2046	1,386	63,623
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C18 A5	4.079%		2/15/2047	3,000	3,063,974

See Notes to Financial Statements.	263

Schedule of Investments (continued)

INFLATION FOCUSED FUND November 30, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 A2	3.046%		4/15/2047	$432	$431,637
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 XA IO	1.276%	#(k)	4/15/2047	3,196	54,887
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 XB IO	0.424%	#(k)	4/15/2047	1,000	16,979
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C24 XA IO	1.115%	#(k)	11/15/2047	2,983	108,232
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY A†	3.429%		6/10/2027	5,000	4,962,200
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY XA IO†	0.503%	#(k)	6/10/2027	2,906	3,981
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY XB IO†	0.16%	#(k)	6/10/2027	1,292	284
JPMorgan Chase Commercial Mortgage Securities Trust 2014-FL4 D†	5.407% (1 Mo. LIBOR + 3.10%	)#	12/15/2030	500	500,137
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C29 XA IO	0.945%	#(k)	5/15/2048	2,698	81,257
JPMorgan Chase Commercial Mortgage Securities Trust 2015-UES D†	3.742%	#(k)	9/5/2032	2,025	2,009,669
JPMorgan Chase Commercial Mortgage Securities Trust 2016-JP4 XA IO	0.937%	#(k)	12/15/2049	4,138	160,441
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI A†	2.798%		10/5/2031	1,309	1,282,375
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI B†	3.201%		10/5/2031	357	350,604
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI C†	3.554%		10/5/2031	1,243	1,224,018
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI D†	4.143%	#(k)	10/5/2031	731	720,367
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI E†	4.143%	#(k)	10/5/2031	138	134,073
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI XA IO†	1.345%	#(k)	10/5/2031	2,367	68,181
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI XB IO†	0.791%	#(k)	10/5/2031	1,432	23,621
JPMorgan Chase Commercial Mortgage Securities Trust 2017-JP7 XA IO	1.233%	#(k)	9/15/2050	8,390	566,302
JPMorgan Chase Commercial Mortgage Securities Trust 2017-MARK A†	3.392%		6/5/2032	1,482	1,464,377
JPMorgan Chase Commercial Mortgage Securities Trust 2017-MARK B†	3.795%		6/5/2032	608	602,150

264	See Notes to Financial Statements.

Schedule of Investments (continued)

INFLATION FOCUSED FUND November 30, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust 2017-MARK C†	4.171%	#(k)	6/5/2032	$452	$447,600
JPMorgan Chase Commercial Mortgage Securities Trust 2017-MARK X IO†	0.661%	#(k)	6/5/2032	32,692	578,629
JPMorgan Chase Commercial Mortgage Securities Trust 2017-MAUI C†	3.565% (1 Mo. LIBOR + 1.25%	)#	7/15/2034	430	429,967
JPMorgan Chase Commercial Mortgage Securities Trust 2017-MAUI D†	4.265% (1 Mo. LIBOR + 1.95%	)#	7/15/2034	661	661,665
JPMorgan Chase Commercial Mortgage Securities Trust 2018 WPT XBFX IO†	0.555%	#(k)	7/5/2033	95,152	1,768,400
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ A†	3.307% (1 Mo. LIBOR + 1.00%	)#	6/15/2032	3,937	3,939,215
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ B†	3.607% (1 Mo. LIBOR + 1.30%	)#	6/15/2032	1,248	1,249,508
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ C†	3.907% (1 Mo. LIBOR + 1.60%	)#	6/15/2032	1,005	1,006,549
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ E†	5.307% (1 Mo. LIBOR + 3.00%	)#	6/15/2035	159	159,801
JPMorgan Chase Commercial Mortgage Securities Trust 2018-PTC A†	3.507% (1 Mo. LIBOR + 1.20%	)#	4/15/2031	1,658	1,659,333
JPMorgan Chase Commercial Mortgage Securities Trust 2018-PTC B†	4.207% (1 Mo. LIBOR + 1.90% Floor 1.90%	)#	4/15/2031	449	449,269
JPMorgan Chase Commercial Mortgage Securities Trust 2018-PTC C†	4.607% (1 Mo. LIBOR + 2.30%	)#	4/15/2031	332	332,298
JPMorgan Chase Commercial Mortgage Securities Trust 2018-PTC D†	5.427% (1 Mo. LIBOR + 3.12% Floor 3.12%	)#	4/15/2031	174	174,320
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT AFL†	3.264% (1 Mo. LIBOR + .95%	)#	7/5/2033	931	929,697
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT AFX†	4.248%		7/5/2033	2,606	2,684,809
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT BFX†	4.549%		7/5/2033	839	862,261
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT CFL†	4.314% (1 Mo. LIBOR + 1.65%	)#	7/5/2033	323	322,584
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT CFX†	4.95%		7/5/2033	1,117	1,148,541
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT DFL†	4.864% (1 Mo. LIBOR + 2.25%	)#	7/5/2033	323	323,150
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT DFX†	5.35%		7/5/2033	1,281	1,317,831

See Notes to Financial Statements.	265

Schedule of Investments (continued)

INFLATION FOCUSED FUND November 30, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Ladder Capital Commercial Mortgage Securities LLC 2014-PKMD B†	2.952%	#(k)	11/14/2027	$410	$406,539
LMREC, Inc. 2015-CRE1 AR†	3.317% (1 Mo. LIBOR + .98%	)#	2/22/2032	2,281	2,274,344
LMREC, Inc. 2015-CRE1 BR†	4.587% (1 Mo. LIBOR + 2.25%	)#	2/22/2032	381	381,151	(b)
LSTAR Commercial Mortgage Trust 2014-2 XA IO†	1.033%	#(k)	1/20/2041	384	18
LSTAR Commercial Mortgage Trust 2015-3 A2†	2.729%	#(k)	4/20/2048	248	245,009
LSTAR Commercial Mortgage Trust 2016-4 XA IO†	2.038%	#(k)	3/10/2049	1,489	101,916
LSTAR Commercial Mortgage Trust 2016-4 XB IO†	0.756%	#(k)	3/10/2049	19,753	813,330
LSTAR Commercial Mortgage Trust 2017-5 A1†	2.417%		3/10/2050	407	400,463
LSTAR Commercial Mortgage Trust 2017-5 A2†	2.776%		3/10/2050	800	780,362
LSTAR Commercial Mortgage Trust 2017-5 A3†	4.50%		3/10/2050	2,100	2,159,020
Madison Avenue Trust 2013-650M B†	4.169%	#(k)	10/12/2032	1,423	1,431,751
Morgan Stanley Bank of America Merrill Lynch Trust 2012-CKSV A2†	3.277%		10/15/2030	2,090	2,019,200
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C11 A4	4.303%	#(k)	8/15/2046	1,736	1,783,493
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7 A4	2.918%		2/15/2046	500	488,676
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C8 B	3.697%	#(k)	12/15/2048	1,000	977,453
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C23 XA IO	0.834%	#(k)	7/15/2050	7,184	203,058
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C31 XA IO	1.583%	#(k)	11/15/2049	4,891	392,664
Morgan Stanley Capital Barclays Bank Trust 2016-MART B†	2.48%		9/13/2031	250	242,013
Morgan Stanley Capital Barclays Bank Trust 2016-MART C†	2.817%		9/13/2031	500	484,967
Morgan Stanley Capital Barclays Bank Trust 2016-MART XCP IO†	0.316%	#(k)	9/13/2031	188,074	1,881
Morgan Stanley Capital I Trust 2012-C4 XA IO†	2.266%	#(k)	3/15/2045	13,348	719,814
Morgan Stanley Capital I Trust 2012-STAR A1†	2.084%		8/5/2034	675	658,764
Morgan Stanley Capital I Trust 2014-CPT A†	3.35%		7/13/2029	200	200,122
Morgan Stanley Capital I Trust 2014-CPT XA IO†	0.188%	#(k)	7/13/2029	60,000	173,400
Morgan Stanley Capital I Trust 2014-MP A†	3.469%		8/11/2033	100	100,509
Morgan Stanley Capital I Trust 2016-UB11 XA IO	1.785%	#(k)	8/15/2049	4,477	382,529
Morgan Stanley Reremic Trust 2012-IO AXA†	1.00%		3/27/2051	20	20,120
Motel 6 Trust 2017-MTL6 F†	6.557% (1 Mo. LIBOR + 4.25%	)#	8/15/2034	1,176	1,183,586

266	See Notes to Financial Statements.

Schedule of Investments (continued)

INFLATION FOCUSED FUND November 30, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
MSCG Trust 2015-ALDR A1†	2.612%		6/7/2035	$458	$439,900
MSCG Trust 2016-SNR A†	3.46%	#(k)	11/15/2034	889	865,711
MSCG Trust 2016-SNR B†	4.181%		11/15/2034	512	502,318
MSCG Trust 2016-SNR C†	5.205%		11/15/2034	329	326,620
Natixis Commercial Mortgage Securities Trust 2018-285M A†	3.917%	#(k)	11/15/2032	1,890	1,897,321
Natixis Commercial Mortgage Securities Trust 2018-285M B†	3.917%	#(k)	11/15/2032	472	469,062
Palisades Center Trust 2016-PLSD D†	4.737%		4/13/2033	654	642,534
PFP Ltd. 2017-3 A†	3.357% (1 Mo. LIBOR + 1.05%	)#	1/14/2035	39	38,953
PFP Ltd. 2017-3 B†	4.057% (1 Mo. LIBOR + 1.75%	)#	1/14/2035	1,750	1,754,016
PFP Ltd. 2017-3 D†	5.807% (1 Mo. LIBOR + 3.50%	)#	1/14/2035	2,100	2,107,171
Prima Capital CRE Securitization 2015-5A C†	4.50%		12/24/2050	2,749	2,721,307
Prima Capital CRE Securitization Ltd. 2016-6A A†	2.85%		8/24/2040	2,493	2,479,042
Prima Capital Ltd.†	2.214%		10/24/2035	357	362,279	(b)
RAIT Trust 2017-FL7 A†	3.257% (1 Mo. LIBOR + .95%	)#	6/15/2037	315	314,602
RBS Commercial Funding, Inc. Trust 2013-GSP A†	3.961%	#(k)	1/13/2032	592	597,317
ReadyCap Commercial Mortgage Trust 2014-1A A†	3.01%	#(k)	6/25/2055	7	7,469
ReadyCap Commercial Mortgage Trust 2017-FL1 A†	3.165% (1 Mo. LIBOR + .85%	)#	5/25/2034	42	42,486
ReadyCap Commercial Mortgage Trust 2018-4 A†	3.39%		2/27/2051	1,922	1,900,074
Sequoia Mortgage Trust 2012-4 A2	3.00%	#(k)	9/25/2042	65	62,322
Shelter Growth CRE Issuer Ltd. 2018-FL1 A†	3.307% (1 Mo. LIBOR + 1.00%	)#	1/15/2035	1,020	1,021,211
SLIDE 2018-FUN A†	3.18% (1 Mo. LIBOR + .90%	)#	6/15/2031	1,507	1,505,866
SLIDE 2018-FUN B†	3.53% (1 Mo. LIBOR + 1.25%	)#	6/15/2031	334	333,221
SLIDE 2018-FUN C†	3.83% (1 Mo. LIBOR + 1.55%	)#	6/15/2031	271	270,484
SLIDE 2018-FUN D†	4.13% (1 Mo. LIBOR + 1.85%	)#	6/15/2031	438	437,573
SLIDE 2018-FUN XCP IO†	0.976%	#(k)	12/15/2020	35,850	673,160	(b)
Stonemont Portfolio Trust 2017-MONT F†	5.901% (1 Mo. LIBOR + 3.60%	)#	8/20/2030	1,786	1,792,217
Structured Asset Securities Corp. 2006-3H 1A3	5.75%		12/25/2035	65	65,501
UBS-BAMLL Trust 2012-WRM A†	3.663%		6/10/2030	1,250	1,243,953
UBS-Barclays Commercial Mortgage Trust 2012-C2 A4	3.525%		5/10/2063	625	624,628
UBS-Barclays Commercial Mortgage Trust 2012-C3 A4	3.091%		8/10/2049	973	959,831
UBS-Barclays Commercial Mortgage Trust 2012-C4 A4	2.792%		12/10/2045	1,208	1,182,432

See Notes to Financial Statements.	267

Schedule of Investments (continued)

INFLATION FOCUSED FUND November 30, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
UBS-Barclays Commercial Mortgage Trust 2012-C4 A5	2.85%		12/10/2045	$1,000	$976,150
UBS-Barclays Commercial Mortgage Trust 2013 C6 A4	3.244%		4/10/2046	2,300	2,276,388
UBS-Barclays Commercial Mortgage Trust 2013-C5 A4	3.185%		3/10/2046	2,624	2,592,886
UBS-Barclays Commercial Mortgage Trust 2013-C5 AS†	3.347%		3/10/2046	4,200	4,100,870
UBS-Barclays Commercial Mortgage Trust 2013-C5 B†	3.649%	#(k)	3/10/2046	635	623,228
UBS-Barclays Commercial Mortgage Trust 2013-C5 XA IO†	1.104%	#(k)	3/10/2046	10,520	350,956
UBS-Barclays Commercial Mortgage Trust 2013-C6 XA IO†	1.275%	#(k)	4/10/2046	17,642	706,957
VNDO Mortgage Trust 2012-6AVE A†	2.996%		11/15/2030	9,000	8,836,994
Vornado DP LLC Trust 2010-VNO A1†	2.97%		9/13/2028	107	107,138
Waldorf Astoria Boca Raton Trust 2016-BOCA C†	4.807% (1 Mo. LIBOR + 2.50%	)#	6/15/2029	168	168,321
Waldorf Astoria Boca Raton Trust 2016-BOCA E†	6.657% (1 Mo. LIBOR + 4.35%	)#	6/15/2029	550	552,005
Wells Fargo Commercial Mortgage Trust 2010-C1 C†	5.783%	#(k)	11/15/2043	520	530,642
Wells Fargo Commercial Mortgage Trust 2013-LC12 A4	4.218%	#(k)	7/15/2046	2,498	2,567,021
Wells Fargo Commercial Mortgage Trust 2014 LC16 A4	3.548%		8/15/2050	1,170	1,166,383
Wells Fargo Commercial Mortgage Trust 2015-C29 XA IO	0.849%	#(k)	6/15/2048	3,836	131,784
Wells Fargo Commercial Mortgage Trust 2015-C29 XB IO	0.101%	#(k)	6/15/2048	58,000	163,821
Wells Fargo Commercial Mortgage Trust 2016-BNK1 XA IO	1.926%	#(k)	8/15/2049	1,740	185,178
Wells Fargo Commercial Mortgage Trust 2016-LC24 XB IO	1.161%	#(k)	10/15/2049	7,057	474,104
Wells Fargo Commercial Mortgage Trust 2018-C44 A2	4.178%		5/15/2051	675	690,520
Wells Fargo Commercial Mortgage Trust 2018-C47 A2	4.361%		9/15/2061	878	911,153
West Town Mall Trust 2017-KNOX A†	3.823%		7/5/2030	1,620	1,624,631
West Town Mall Trust 2017-KNOX B†	4.322%		7/5/2030	679	685,159
West Town Mall Trust 2017-KNOX C†	4.491%	#(k)	7/5/2030	500	496,339

268	See Notes to Financial Statements.

Schedule of Investments (continued)

INFLATION FOCUSED FUND November 30, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
West Town Mall Trust 2017-KNOX D†	4.491%	#(k)	7/5/2030	$625	$609,234
West Town Mall Trust 2017-KNOX X IO†	0.521%	#(k)	7/5/2030	34,983	437,893
WF-RBS Commercial Mortgage Trust 2011-C2 A4†	4.869%	#(k)	2/15/2044	145	148,686
WF-RBS Commercial Mortgage Trust 2012-C10 A3	2.875%		12/15/2045	275	268,455
WF-RBS Commercial Mortgage Trust 2012-C7 A2	3.431%		6/15/2045	790	788,271
WF-RBS Commercial Mortgage Trust 2012-C7 B	4.911%	#(k)	6/15/2045	300	304,196
WF-RBS Commercial Mortgage Trust 2012-C7 XA IO†	1.562%	#(k)	6/15/2045	10,912	405,434
WF-RBS Commercial Mortgage Trust 2012-C9 A3	2.87%		11/15/2045	201	196,822
WF-RBS Commercial Mortgage Trust 2013-C11 AS	3.311%		3/15/2045	1,166	1,155,896
WF-RBS Commercial Mortgage Trust 2013-C13 XA IO†	1.34%	#(k)	5/15/2045	10,141	444,437
WF-RBS Commercial Mortgage Trust 2014-C20 XA IO	1.202%	#(k)	5/15/2047	6,392	240,762
WF-RBS Commercial Mortgage Trust 2014-C20 XB IO	0.723%	#(k)	5/15/2047	1,368	41,406
WF-RBS Commercial Mortgage Trust 2014-C21 XB IO	0.757%	#(k)	8/15/2047	15,000	515,301
Total Non-Agency Commercial Mortgage-Backed Securities (cost $352,008,971)					347,221,370

	Dividend Rate			Shares (000)
PREFERRED STOCK 0.00%
Templar Energy LLC (cost $137,346)	Zero Coupon			14	41,363

	Interest Rate		Maturity Date	Principal Amount (000)
U.S. TREASURY OBLIGATION 0.14%
U.S. Treasury Note (cost $2,057,332)	6.25%		8/15/2023	$1,779	2,044,286
Total Long-Term Investments (cost $1,420,762,773)					1,400,844,680

SHORT-TERM INVESTMENTS 1.78%

COMMERCIAL PAPER 0.23%

Automotive 0.08%
Ford Motor Credit Co. LLC	4.39%		11/25/2019	1,230	1,178,955

See Notes to Financial Statements.	269

Schedule of Investments (continued)

INFLATION FOCUSED FUND November 30, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Machinery: Industrial/Specialty 0.07%
CHH Industrial Capital	3.212%	1/24/2019		$981	$976,579

Telecommunications 0.08%
AT&T, Inc.	3.134%	5/28/2019		1,202	1,183,873
Total Commercial Paper (cost $3,339,676)					3,339,407

CONVERTIBLE BONDS 0.07%

Technology
SINA Corp. (China)(e)	1.00%	12/1/2018		502	504,510
Vipshop Holdings Ltd. (China)(e)	1.50%	3/15/2019		506	497,145
Total					1,001,655
Total Convertible Bonds (cost $1,003,936)					1,001,655

CORPORATE BONDS 0.25%

Advertising 0.01%
Aimia, Inc.(c)	5.60%	5/17/2019	CAD	217	166,182

Automotive 0.11%
Ford Motor Credit Co. LLC	2.375%	3/12/2019		$852	849,639
Ford Motor Credit Co. LLC	2.597%	11/4/2019		750	741,224
Total					1,590,863

Electric: Power 0.04%
Entergy Texas, Inc.	7.125%	2/1/2019		526	528,773

Metals & Minerals: Miscellaneous 0.01%
Vedanta Resources plc (India)†(e)	6.00%	1/31/2019		200	200,250

Oil 0.04%
Rowan Cos., Inc.	7.875%	8/1/2019		555	553,612

Oil: Crude Producers 0.01%
Kinder Morgan Energy Partners LP	2.65%	2/1/2019		139	138,757

Telecommunications 0.03%
Hughes Satellite Systems Corp.	6.50%	6/15/2019		416	422,500
Nortel Networks Ltd. (Canada)(e)	10.75%	7/15/2016		1,687	54,829
Total					477,329
Total Corporate Bonds (cost $3,660,397)					3,655,766

270	See Notes to Financial Statements.

Schedule of Investments (continued)

INFLATION FOCUSED FUND November 30, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
FOREIGN GOVERNMENT OBLIGATIONS 0.06%

Netherlands 0.01%
Republic of Angola Via Northern Lights III BV (Netherlands)(e)	7.00%	8/17/2019	$184	$185,034

Sri Lanka 0.05%
Republic of Sri Lanka†(e)	5.125%	4/11/2019	700	694,400
Total Foreign Government Obligations (cost $884,364)				879,434

REPURCHASE AGREEMENTS 1.17%
Repurchase Agreement dated 11/30/2018, 1.25% due 12/3/2018 with Fixed Income Clearing Corp. collateralized by $12,390,000 of U.S. Treasury Note at 2.125% due 12/31/2022; value: $12,146,685; proceeds: $11,906,042			11,905	11,904,802
Repurchase Agreement dated 11/30/2018, 2.22% due 12/03/2018 with JPMorgan Chase & Co. collateralized by $5,100,000 of Federal Home Loan Bank at 3.125% due 11/27/2020; value: $5,107,195; proceeds: $5,000,925			5,000	5,000,000
Total Repurchase Agreements (cost $16,904,802)				16,904,802
Total Short-Term Investment (cost $25,793,175)				25,781,064
Total Investments in Securities 98.35% (cost $1,446,555,948)				1,426,625,744
Less Unfunded Commitment (.03%) (cost $510,000)				(510,000)
Net Investment 98.32% (cost $1,446,045,948)				1,426,115,744
Cash, Foreign Cash and Other Assets in Excess Liabilities(l) 1.68%				24,418,841
Net Assets 100.00%				$1,450,534,585

BRL	Brazilian real.
CAD	Canadian dollar.
EUR	euro.
AGM	Assured Guaranty Municipal Corporation.
IO	Interest Only.
LIBOR	London Interbank Offered Rate.
PIK	Payment-in-kind.
Units	More than one class of securities traded together.

See Notes to Financial Statements.	271

Schedule of Investments (continued)

INFLATION FOCUSED FUND November 30, 2018

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at November 30, 2018.
*	Non-income producing security.
(a)	Securities purchased on a when-issued basis (See Note 2(i)).
(b)	Level 3 Investment as described in Note 2(s) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(c)	Investment in non-U.S. dollar denominated securities.
(d)	Amount is less than $1,000.
(e)	Foreign security traded in U.S. dollars.
(f)	Security is perpetual in nature and has no stated maturity.
(g)	Defaulted (non-income producing security).
(h)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at November 30, 2018.
(i)	Level 3 Investment as described in Note 2(s) in the Notes to Financials. Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(j)	Interest rate to be determined.
(k)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(l)	Cash, Foreign Cash and Other Assets in Excess Liabilities include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts and swaps as follows:

Open Forward Foreign Currency Exchange Contracts at November 30, 2018:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Canadian dollar	Sell	Morgan Stanley	12/6/2018	46,000	$35,127	$34,624	$503
Canadian dollar	Sell	State Street Bank and Trust	12/6/2018	108,000	82,256	81,291	965
Canadian dollar	Sell	Toronto Dominion Bank	12/6/2018	72,000	55,079	54,194	885
euro	Sell	Standard Chartered Bank	12/20/2018	363,000	438,987	411,590	27,397
euro	Sell	Standard Chartered Bank	12/20/2018	250,000	303,355	283,464	19,891
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$49,641

Open Futures Contracts at November 30, 2018:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 10-Year Treasury Note	March 2019	293	Long	$34,972,823	$34,999,766	$26,943
U.S. Long Bond	March 2019	72	Long	10,046,374	10,073,254	26,880
Total Unrealized Appreciation on Open Futures Contracts						$53,823

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 2-Year Treasury Note	March 2019	2,391	Long	$504,557,752	$504,463,643	$(94,109)
U.S. 5-Year Treasury Note	March 2019	1,054	Short	(118,910,731)	(119,060,829)	(150,098)
Total Unrealized Depreciation on Open Futures Contracts						$(244,207)

272	See Notes to Financial Statements.

Schedule of Investments (continued)

INFLATION FOCUSED FUND November 30, 2018

Open Consumer Price Index (CPI) OTC Swap Contracts at November 30, 2018:

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Fair Value	Unrealized Appreciation
Bank of America	CPI Urban Consumer NSA	2.140%	2/10/2022	$30,000,000	$30,107,940	$107,940
Bank of America	CPI Urban Consumer NSA	2.194%	1/19/2022	30,000,000	30,187,300	187,300
Bank of America	CPI Urban Consumer NSA	2.195%	2/24/2022	25,000,000	25,172,795	172,795
Bank of America	1.676%	CPI Urban Consumer NSA	8/4/2026	15,000,000	15,694,045	694,045
Bank of America	1.7395%	CPI Urban Consumer NSA	8/23/2026	40,000,000	41,572,225	1,572,225
Bank of America	1.7465%	CPI Urban Consumer NSA	8/22/2026	20,000,000	20,774,988	774,988
Bank of America	1.769%	CPI Urban Consumer NSA	7/22/2026	35,000,000	36,334,914	1,334,914
Bank of America	2.100%	CPI Urban Consumer NSA	4/26/2025	10,000,000	10,001,527	1,527
Bank of America	2.100%	CPI Urban Consumer NSA	6/30/2042	5,000,000	5,213,473	213,473
Bank of America	2.1438%	CPI Urban Consumer NSA	7/24/2029	10,000,000	10,113,696	113,696
Bank of America	2.1475%	CPI Urban Consumer NSA	7/31/2029	10,000,000	10,113,168	113,168
Bank of America	2.213%	CPI Urban Consumer NSA	10/25/2032	5,000,000	5,050,579	50,579
Barclays Bank plc	CPI Urban Consumer NSA	1.7625%	12/4/2019	20,000,000	20,272,412	272,412
Barclays Bank plc	CPI Urban Consumer NSA	2.0925%	4/1/2019	25,000,000	25,825,699	825,699
Barclays Bank plc	CPI Urban Consumer NSA	2.145%	2/6/2019	30,000,000	30,954,906	954,906
Barclays Bank plc	CPI Urban Consumer NSA	2.150%	2/10/2023	30,000,000	30,098,568	98,568
Barclays Bank plc	CPI Urban Consumer NSA	2.193%	1/19/2022	40,000,000	40,247,722	247,722
Barclays Bank plc	1.874%	CPI Urban Consumer NSA	4/11/2026	10,000,000	10,284,330	284,330
Barclays Bank plc	1.944%	CPI Urban Consumer NSA	3/22/2041	5,000,000	5,368,042	368,042
Barclays Bank plc	2.0325%	CPI Urban Consumer NSA	11/14/2021	35,000,000	35,108,852	108,852
Barclays Bank plc	2.0875%	CPI Urban Consumer NSA	12/1/2024	10,000,000	10,040,575	40,575
Deutsche Bank AG	CPI Urban Consumer NSA	1.720%	12/5/2019	20,000,000	20,226,520	226,520
Deutsche Bank AG	CPI Urban Consumer NSA	2.105%	7/10/2025	10,000,000	10,057,415	57,415
Deutsche Bank AG	CPI Urban Consumer NSA	2.200%	5/27/2019	30,000,000	31,174,827	1,174,827
Deutsche Bank AG	1.6975%	CPI Urban Consumer NSA	9/2/2022	10,000,000	10,153,228	153,228

See Notes to Financial Statements.	273

Schedule of Investments (continued)

INFLATION FOCUSED FUND November 30, 2018

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Fair Value	Unrealized Appreciation
Deutsche Bank AG	1.962%	CPI Urban Consumer NSA	5/26/2036	$5,000,000	$5,292,042	$292,042
Goldman Sachs	CPI Urban Consumer NSA	2.0625%	12/8/2024	15,000,000	15,311,483	311,483
Goldman Sachs	CPI Urban Consumer NSA	2.3125%	9/30/2024	30,000,000	31,548,514	1,548,514
Goldman Sachs	1.5675%	CPI Urban Consumer NSA	3/2/2024	8,000,000	8,338,747	338,747
Goldman Sachs	1.649%	CPI Urban Consumer NSA	3/4/2024	5,000,000	5,179,462	179,462
J.P. Morgan	CPI Urban Consumer NSA	1.908%	11/7/2019	20,000,000	20,436,514	436,514
J.P. Morgan	1.950%	CPI Urban Consumer NSA	10/14/2026	10,000,000	10,215,706	215,706
Unrealized Appreciation on CPI OTC Swaps						$13,472,214

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Fair Value	Unrealized Depreciation
Bank of America	CPI Urban Consumer NSA	1.385%	2/9/2021	$10,000,000	$9,693,930	$(306,070)
Bank of America	CPI Urban Consumer NSA	1.4025%	1/21/2021	10,000,000	9,713,412	(286,588)
Bank of America	CPI Urban Consumer NSA	1.4625%	1/19/2021	20,000,000	19,489,683	(510,317)
Bank of America	CPI Urban Consumer NSA	1.5125%	11/9/2020	10,000,000	9,806,260	(193,740)
Bank of America	CPI Urban Consumer NSA	1.523%	12/16/2020	20,000,000	19,570,295	(429,705)
Bank of America	CPI Urban Consumer NSA	1.540%	8/20/2021	20,000,000	19,591,360	(408,640)
Bank of America	CPI Urban Consumer NSA	1.580%	8/6/2020	25,000,000	24,679,900	(320,100)
Bank of America	CPI Urban Consumer NSA	1.645%	10/1/2025	15,000,000	14,446,397	(553,603)
Bank of America	CPI Urban Consumer NSA	1.780%	6/23/2022	15,000,000	14,761,616	(238,384)
Bank of America	CPI Urban Consumer NSA	1.813%	3/31/2026	5,000,000	4,835,005	(164,995)
Bank of America	CPI Urban Consumer NSA	1.835%	9/1/2019	20,000,000	19,867,414	(132,586)
Bank of America	CPI Urban Consumer NSA	1.930%	9/7/2022	25,000,000	24,715,544	(284,456)
Bank of America	CPI Urban Consumer NSA	1.936%	5/22/2022	10,000,000	9,932,610	(67,390)
Bank of America	CPI Urban Consumer NSA	2.054%	12/5/2022	10,000,000	9,985,117	(14,883)
Bank of America	CPI Urban Consumer NSA	2.0688%	11/10/2022	15,000,000	14,951,224	(48,776)
Bank of America	1.9625%	CPI Urban Consumer NSA	12/13/2019	30,000,000	29,977,456	(22,544)

274	See Notes to Financial Statements.

Schedule of Investments (continued)

INFLATION FOCUSED FUND November 30, 2018

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Fair Value	Unrealized Depreciation
Bank of America	2.0375%	CPI Urban Consumer NSA	1/10/2020	$20,000,000	$19,953,628	$(46,372)
Bank of America	2.080%	CPI Urban Consumer NSA	4/22/2025	10,000,000	9,976,136	(23,864)
Bank of America	2.1425%	CPI Urban Consumer NSA	11/22/2024	20,000,000	19,999,014	(986)
Bank of America	2.275%	CPI Urban Consumer NSA	1/6/2026	20,000,000	19,762,405	(237,595)
Bank of America	2.2975%	CPI Urban Consumer NSA	4/5/2029	5,000,000	4,937,111	(62,889)
Bank of America	2.3013%	CPI Urban Consumer NSA	3/28/2029	5,000,000	4,935,698	(64,302)
Bank of America	2.345%	CPI Urban Consumer NSA	2/13/2029	30,000,000	29,530,286	(469,714)
Bank of America	2.3475%	CPI Urban Consumer NSA	3/10/2032	5,000,000	4,921,874	(78,126)
Bank of America	2.360%	CPI Urban Consumer NSA	2/15/2029	10,000,000	9,825,221	(174,779)
Bank of America	2.3625%	CPI Urban Consumer NSA	2/1/2038	5,000,000	4,926,516	(73,484)
Bank of America	2.3663%	CPI Urban Consumer NSA	2/20/2038	5,000,000	4,922,718	(77,282)
Bank of America	2.3763%	CPI Urban Consumer NSA	2/26/2038	5,000,000	4,913,822	(86,178)
Bank of America	2.370%	CPI Urban Consumer NSA	1/26/2029	5,000,000	4,908,177	(91,823)
Bank of America	2.360%	CPI Urban Consumer NSA	2/8/2029	10,000,000	9,827,471	(172,529)
Bank of America	2.3975%	CPI Urban Consumer NSA	1/24/2029	10,000,000	9,783,445	(216,555)
Bank of America	2.370%	CPI Urban Consumer NSA	2/27/2029	10,000,000	9,809,654	(190,346)
Bank of America	2.380%	CPI Urban Consumer NSA	1/18/2029	10,000,000	9,802,411	(197,589)
Bank of America	2.3975%	CPI Urban Consumer NSA	2/12/2033	5,000,000	4,904,179	(95,821)
Bank of America	2.380%	CPI Urban Consumer NSA	1/13/2029	10,000,000	9,800,379	(199,621)
Bank of America	2.445%	CPI Urban Consumer NSA	4/24/2023	40,000,000	37,481,582	(2,518,418)
Bank of America	2.409%	CPI Urban Consumer NSA	2/6/2038	5,000,000	4,884,012	(115,988)
Bank of America	2.460%	CPI Urban Consumer NSA	4/23/2023	30,000,000	28,071,268	(1,928,732)
Bank of America	2.590%	CPI Urban Consumer NSA	6/26/2023	40,000,000	36,860,164	(3,139,836)
Barclays Bank plc	CPI Urban Consumer NSA	1.210%	2/11/2021	20,000,000	19,210,444	(789,556)
Barclays Bank plc	CPI Urban Consumer NSA	1.2625%	2/17/2021	10,000,000	9,625,865	(374,135)
Barclays Bank plc	CPI Urban Consumer NSA	1.363%	1/26/2021	15,000,000	14,539,232	(460,768)

See Notes to Financial Statements.	275

Schedule of Investments (continued)

INFLATION FOCUSED FUND November 30, 2018

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Fair Value	Unrealized Depreciation
Barclays Bank plc	CPI Urban Consumer NSA	1.500%	7/29/2021	$15,000,000	$14,569,398	$(430,602)
Barclays Bank plc	CPI Urban Consumer NSA	1.562%	10/22/2022	10,000,000	9,722,774	(277,226)
Barclays Bank plc	1.960%	CPI Urban Consumer NSA	2/5/2025	10,000,000	9,972,169	(27,831)
Barclays Bank plc	2.205%	CPI Urban Consumer NSA	12/9/2024	15,000,000	14,917,123	(82,877)
Barclays Bank plc	2.207%	CPI Urban Consumer NSA	1/11/2025	20,000,000	19,873,791	(126,209)
Barclays Bank plc	2.1275%	CPI Urban Consumer NSA	6/22/2025	10,000,000	9,924,009	(75,991)
Barclays Bank plc	2.2225%	CPI Urban Consumer NSA	12/30/2023	30,000,000	29,765,573	(234,427)
Barclays Bank plc	2.2275%	CPI Urban Consumer NSA	12/5/2024	15,000,000	14,892,383	(107,617)
Barclays Bank plc	2.354%	CPI Urban Consumer NSA	12/23/2031	10,000,000	9,844,026	(155,974)
Barclays Bank plc	2.1575%	CPI Urban Consumer NSA	12/2/2024	10,000,000	9,984,867	(15,133)
Barclays Bank plc	2.159%	CPI Urban Consumer NSA	11/25/2024	15,000,000	14,978,450	(21,550)
Barclays Bank plc	2.344%	CPI Urban Consumer NSA	8/1/2019	40,000,000	37,954,951	(2,045,049)
Barclays Bank plc	2.3925%	CPI Urban Consumer NSA	12/13/2031	5,000,000	4,895,726	(104,274)
Barclays Bank plc	2.4095%	CPI Urban Consumer NSA	2/1/2032	10,000,000	9,769,132	(230,868)
Barclays Bank plc	2.529%	CPI Urban Consumer NSA	7/8/2022	30,000,000	27,908,860	(2,091,140)
Barclays Bank plc	2.7425%	CPI Urban Consumer NSA	9/14/2024	15,000,000	13,187,393	(1,812,607)
Barclays Bank plc	2.620%	CPI Urban Consumer NSA	10/18/2019	15,000,000	13,759,389	(1,240,611)
Barclays Bank plc	2.945%	CPI Urban Consumer NSA	3/5/2038	15,000,000	11,694,646	(3,305,354)
Credit Suisse	2.560%	CPI Urban Consumer NSA	6/27/2020	5,000,000	4,522,491	(477,509)
Credit Suisse	2.6713%	CPI Urban Consumer NSA	4/11/2022	30,000,000	27,123,631	(2,876,369)
Credit Suisse	2.864%	CPI Urban Consumer NSA	3/22/2032	8,000,000	6,523,677	(1,476,323)
Deutsche Bank AG	CPI Urban Consumer NSA	1.386%	1/20/2021	10,000,000	9,706,210	(293,790)
Deutsche Bank AG	CPI Urban Consumer NSA	1.618%	8/25/2023	15,000,000	14,591,686	(408,314)
Deutsche Bank AG	CPI Urban Consumer NSA	1.650%	1/20/2026	10,000,000	9,563,368	(436,632)
Deutsche Bank AG	CPI Urban Consumer NSA	1.667%	4/20/2023	20,000,000	19,346,553	(653,447)

276	See Notes to Financial Statements.

Schedule of Investments (continued)

INFLATION FOCUSED FUND November 30, 2018

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Fair Value	Unrealized Depreciation
Deutsche Bank AG	CPI Urban Consumer NSA	1.6725%	4/20/2023	$20,000,000	$19,354,126	$(645,874)
Deutsche Bank AG	CPI Urban Consumer NSA	1.7725%	4/27/2023	35,000,000	34,087,338	(912,662)
Deutsche Bank AG	CPI Urban Consumer NSA	1.811%	6/4/2020	20,000,000	19,947,446	(52,554)
Deutsche Bank AG	2.059%	CPI Urban Consumer NSA	5/21/2025	20,000,000	19,972,257	(27,743)
Deutsche Bank AG	2.4375%	CPI Urban Consumer NSA	6/7/2021	20,000,000	18,602,162	(1,397,838)
Deutsche Bank AG	2.465%	CPI Urban Consumer NSA	11/30/2031	5,000,000	4,506,142	(493,858)
Deutsche Bank AG	2.5175%	CPI Urban Consumer NSA	4/17/2026	15,000,000	13,836,071	(1,163,929)
Deutsche Bank AG	2.615%	CPI Urban Consumer NSA	1/4/2020	15,000,000	13,692,100	(1,307,900)
Deutsche Bank AG	2.640%	CPI Urban Consumer NSA	12/17/2020	15,000,000	13,586,274	(1,413,726)
Deutsche Bank AG	2.730%	CPI Urban Consumer NSA	2/4/2021	15,000,000	13,497,872	(1,502,128)
Deutsche Bank AG	2.7475%	CPI Urban Consumer NSA	2/26/2022	30,000,000	26,900,324	(3,099,676)
Deutsche Bank AG	3.010%	CPI Urban Consumer NSA	2/15/2033	15,000,000	11,881,572	(3,118,428)
Deutsche Bank AG	2.385%	CPI Urban Consumer NSA	1/24/2021	7,000,000	6,475,517	(524,483)
Deutsche Bank AG	2.440%	CPI Urban Consumer NSA	4/11/2020	8,000,000	7,383,380	(616,620)
Deutsche Bank AG	2.500%	CPI Urban Consumer NSA	9/4/2021	10,000,000	9,195,070	(804,930)
Deutsche Bank AG	2.505%	CPI Urban Consumer NSA	12/7/2031	5,000,000	4,465,209	(534,791)
Deutsche Bank AG	2.6075%	CPI Urban Consumer NSA	6/13/2020	5,000,000	4,504,300	(495,700)
Deutsche Bank AG	2.695%	CPI Urban Consumer NSA	10/29/2021	9,000,000	8,084,061	(915,939)
Deutsche Bank AG	2.700%	CPI Urban Consumer NSA	7/11/2019	6,000,000	5,374,727	(625,273)
Deutsche Bank AG	2.710%	CPI Urban Consumer NSA	10/11/2020	15,000,000	13,572,072	(1,427,928)
Deutsche Bank AG	2.730%	CPI Urban Consumer NSA	10/25/2021	15,000,000	13,427,479	(1,572,521)
Deutsche Bank AG	2.745%	CPI Urban Consumer NSA	3/20/2022	30,000,000	26,936,627	(3,063,373)
Deutsche Bank AG	2.750%	CPI Urban Consumer NSA	3/30/2032	6,000,000	5,051,716	(948,284)
Deutsche Bank AG	2.7525%	CPI Urban Consumer NSA	8/2/2021	8,000,000	7,001,615	(998,385)
Deutsche Bank AG	2.779%	CPI Urban Consumer NSA	3/12/2022	25,000,000	22,357,592	(2,642,408)
Goldman Sachs	CPI Urban Consumer NSA	1.805%	8/18/2019	10,000,000	9,930,563	(69,437)

See Notes to Financial Statements.	277

Schedule of Investments (continued)

INFLATION FOCUSED FUND November 30, 2018

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Fair Value	Unrealized Depreciation
Goldman Sachs	CPI Urban Consumer NSA	1.988%	5/25/2023	$10,000,000	$9,932,695	$(67,305)
Goldman Sachs	2.183%	CPI Urban Consumer NSA	3/20/2022	20,000,000	19,844,271	(155,729)
Goldman Sachs	2.230%	CPI Urban Consumer NSA	12/14/2024	10,000,000	9,923,267	(76,733)
Goldman Sachs	2.317%	CPI Urban Consumer NSA	3/16/2029	5,000,000	4,930,500	(69,500)
Goldman Sachs	2.350%	CPI Urban Consumer NSA	12/16/2036	10,000,000	9,857,309	(142,691)
Goldman Sachs	2.363%	CPI Urban Consumer NSA	6/21/2027	20,000,000	19,655,214	(344,786)
Goldman Sachs	2.370%	CPI Urban Consumer NSA	5/16/2028	10,000,000	9,819,059	(180,941)
Goldman Sachs	2.372%	CPI Urban Consumer NSA	5/3/2030	5,000,000	4,909,763	(90,237)
Goldman Sachs	2.3775%	CPI Urban Consumer NSA	4/17/2030	5,000,000	4,907,089	(92,911)
Goldman Sachs	2.380%	CPI Urban Consumer NSA	12/8/2031	10,000,000	9,810,826	(189,174)
Goldman Sachs	2.387%	CPI Urban Consumer NSA	5/24/2028	5,000,000	4,904,441	(95,559)
Goldman Sachs	2.390%	CPI Urban Consumer NSA	2/7/2032	5,000,000	4,897,629	(102,371)
Goldman Sachs	2.4475%	CPI Urban Consumer NSA	4/24/2023	30,000,000	28,103,895	(1,896,105)
Goldman Sachs	2.497%	CPI Urban Consumer NSA	5/2/2021	30,000,000	27,704,334	(2,295,666)
Goldman Sachs	2.5375%	CPI Urban Consumer NSA	4/17/2021	8,000,000	7,285,570	(714,430)
Goldman Sachs	2.675%	CPI Urban Consumer NSA	12/13/2020	15,000,000	13,537,102	(1,462,898)
Goldman Sachs	2.7725%	CPI Urban Consumer NSA	4/3/2023	20,000,000	17,783,614	(2,216,386)
Goldman Sachs	2.945%	CPI Urban Consumer NSA	1/16/2038	15,000,000	11,621,228	(3,378,772)
Goldman Sachs	2.980%	CPI Urban Consumer NSA	2/7/2033	10,000,000	7,984,367	(2,015,633)
J.P. Morgan	CPI Urban Consumer NSA	1.5625%	1/11/2021	10,000,000	9,798,134	(201,866)
J.P. Morgan	CPI Urban Consumer NSA	1.645%	8/27/2023	5,000,000	4,876,624	(123,376)
J.P. Morgan	2.074%	CPI Urban Consumer NSA	11/21/2023	35,000,000	34,137,075	(862,925)
J.P. Morgan	2.1525%	CPI Urban Consumer NSA	11/21/2024	25,000,000	24,979,639	(20,361)
J.P. Morgan	2.4975%	CPI Urban Consumer NSA	4/26/2020	9,000,000	8,256,493	(743,507)
J.P. Morgan	2.5275%	CPI Urban Consumer NSA	5/9/2021	10,000,000	9,104,871	(895,129)
J.P. Morgan	2.549%	CPI Urban Consumer NSA	7/23/2023	30,000,000	27,750,131	(2,249,869)

278	See Notes to Financial Statements.

Schedule of Investments (continued)

INFLATION FOCUSED FUND November 30, 2018

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Fair Value	Unrealized Depreciation
J.P. Morgan	2.6075%	CPI Urban Consumer NSA	6/3/2020	$5,000,000	$4,507,922	$(492,078)
J.P. Morgan	2.680%	CPI Urban Consumer NSA	2/28/2021	20,000,000	18,180,117	(1,819,883)
J.P. Morgan	2.7175%	CPI Urban Consumer NSA	5/13/2020	12,000,000	10,722,381	(1,277,619)
J.P. Morgan	2.730%	CPI Urban Consumer NSA	9/20/2021	15,000,000	13,460,403	(1,539,597)
J.P. Morgan	2.7563%	CPI Urban Consumer NSA	3/25/2022	30,000,000	26,902,400	(3,097,600)
J.P. Morgan	2.810%	CPI Urban Consumer NSA	3/28/2032	7,000,000	5,797,370	(1,202,630)
J.P. Morgan	2.815%	CPI Urban Consumer NSA	5/4/2020	4,000,000	3,538,751	(461,249)
J.P. Morgan	2.815%	CPI Urban Consumer NSA	4/5/2032	5,000,000	4,134,237	(865,763)
J.P. Morgan	2.955%	CPI Urban Consumer NSA	7/15/2026	5,000,000	4,065,940	(934,060)
Merrill Lynch International Bank Ltd.	2.820%	CPI Urban Consumer NSA	5/4/2020	4,000,000	3,536,585	(463,415)
Merrill Lynch International Bank Ltd.	2.825%	CPI Urban Consumer NSA	7/22/2023	5,000,000	4,269,807	(730,193)
Wells Fargo	2.3925%	CPI Urban Consumer NSA	6/26/2019	30,000,000	28,495,000	(1,505,000)
Wells Fargo	2.410%	CPI Urban Consumer NSA	6/20/2021	10,000,000	9,205,058	(794,942)
Wells Fargo	2.560%	CPI Urban Consumer NSA	5/2/2021	10,000,000	9,078,677	(921,323)
Wells Fargo	2.6275%	CPI Urban Consumer NSA	10/5/2019	15,000,000	13,781,614	(1,218,386)
Wells Fargo	2.645%	CPI Urban Consumer NSA	12/27/2020	15,000,000	13,583,496	(1,416,504)
Wells Fargo	2.7325%	CPI Urban Consumer NSA	2/19/2021	20,000,000	18,069,519	(1,930,481)
Wells Fargo	2.745%	CPI Urban Consumer NSA	2/21/2022	25,000,000	22,413,898	(2,586,102)
Unrealized Depreciation on CPI OTC Swaps						$(109,195,862)

See Notes to Financial Statements.	279

Schedule of Investments (continued)

INFLATION FOCUSED FUND November 30, 2018

Open Consumer Price Index (“CPI”) Centrally Cleared Swaps at November 30, 2018:

Central Clearingparty*	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Fair Value	Unrealized Appreciation
Credit Suisse	CPI Urban Consumer NSA	2.026%	11/20/2020	$30,000,000	$30,097,616	$97,616
Credit Suisse	CPI Urban Consumer NSA	2.055%	11/6/2020	40,000,000	40,160,278	160,278
Credit Suisse	CPI Urban Consumer NSA	2.065%	11/8/2020	40,000,000	40,164,866	164,866
Credit Suisse	CPI Urban Consumer NSA	2.090%	11/2/2020	30,000,000	30,142,225	142,225
Credit Suisse	CPI Urban Consumer NSA	2.210%	10/17/2020	30,000,000	30,222,680	222,680
Credit Suisse	CPI Urban Consumer NSA	2.245%	3/2/2019	40,000,000	40,160,717	160,717
Credit Suisse	CPI Urban Consumer NSA	2.250%	3/21/2024	10,000,000	10,097,876	97,876
Credit Suisse	CPI Urban Consumer NSA	2.275%	4/18/2024	50,000,000	50,613,618	613,618
Credit Suisse	CPI Urban Consumer NSA	2.2775%	2/16/2028	15,000,000	15,125,809	125,809
Credit Suisse	1.7315%	CPI Urban Consumer NSA	8/24/2026	10,000,000	10,399,565	399,565
Credit Suisse	1.7925%	CPI Urban Consumer NSA	7/18/2026	35,000,000	36,269,409	1,269,409
Credit Suisse	2.1275%	CPI Urban Consumer NSA	11/14/2024	60,000,000	60,081,212	81,212
Credit Suisse	2.140%	CPI Urban Consumer NSA	7/20/2029	5,000,000	5,057,907	57,907
Credit Suisse	2.1438%	CPI Urban Consumer NSA	12/14/2026	10,000,000	10,018,706	18,706
Unrealized Appreciation on CPI Centrally Cleared Swaps						$3,612,484

Central Clearingparty*	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Fair Value	Unrealized Depreciation
Credit Suisse	CPI Urban Consumer NSA	1.445%	2/3/2021	$15,000,000	$14,593,905	$(406,095)
Credit Suisse	CPI Urban Consumer NSA	1.485%	1/14/2021	20,000,000	19,516,097	(483,903)
Credit Suisse	CPI Urban Consumer NSA	1.6675%	6/30/2026	7,000,000	6,657,254	(342,746)
Credit Suisse	CPI Urban Consumer NSA	1.790%	4/27/2024	30,000,000	29,117,792	(882,208)
Credit Suisse	CPI Urban Consumer NSA	1.9351%	6/9/2022	10,000,000	9,920,062	(79,938)
Credit Suisse	CPI Urban Consumer NSA	2.030%	10/25/2019	10,000,000	9,975,503	(24,497)
Credit Suisse	CPI Urban Consumer NSA	2.032%	11/30/2023	30,000,000	29,941,728	(58,272)
Credit Suisse	CPI Urban Consumer NSA	2.0363%	11/21/2022	10,000,000	9,965,203	(34,797)
Credit Suisse	1.9775%	CPI Urban Consumer NSA	12/14/2019	30,000,000	29,968,281	(31,719)

280	See Notes to Financial Statements.

Schedule of Investments (continued)

INFLATION FOCUSED FUND November 30, 2018

Central Clearingparty*	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Fair Value	Unrealized Depreciation
Credit Suisse	2.0075%	CPI Urban Consumer NSA	4/28/2020	$30,000,000	$29,902,073	$(97,927)
Credit Suisse	2.030%	CPI Urban Consumer NSA	5/3/2022	15,000,000	14,995,489	(4,511)
Credit Suisse	2.035%	CPI Urban Consumer NSA	5/2/2021	10,000,000	9,979,501	(20,499)
Credit Suisse	2.075%	CPI Urban Consumer NSA	1/8/2021	20,000,000	19,968,665	(31,335)
Credit Suisse	2.119%	CPI Urban Consumer NSA	4/12/2022	25,000,000	24,866,192	(133,808)
Credit Suisse	2.207%	CPI Urban Consumer NSA	1/8/2027	10,000,000	9,967,648	(32,352)
Credit Suisse	2.269%	CPI Urban Consumer NSA	10/30/2030	10,000,000	9,961,045	(38,955)
Credit Suisse	2.285%	CPI Urban Consumer NSA	5/31/2028	10,000,000	9,911,013	(88,987)
Credit Suisse	2.310%	CPI Urban Consumer NSA	6/1/2028	10,000,000	9,888,103	(111,897)
Credit Suisse	2.344%	CPI Urban Consumer NSA	3/15/2029	5,000,000	4,915,096	(84,904)
Credit Suisse	2.355%	CPI Urban Consumer NSA	3/8/2032	10,000,000	9,834,316	(165,684)
Credit Suisse	2.335%	CPI Urban Consumer NSA	11/17/2036	8,000,000	7,914,276	(85,724)
Credit Suisse	2.335%	CPI Urban Consumer NSA	11/21/2036	10,000,000	9,891,958	(108,042)
Credit Suisse	2.339%	CPI Urban Consumer NSA	3/14/2029	10,000,000	9,836,685	(163,315)
Credit Suisse	2.340%	CPI Urban Consumer NSA	3/23/2032	5,000,000	4,922,989	(77,011)
Credit Suisse	2.341%	CPI Urban Consumer NSA	8/27/2028	10,000,000	9,846,810	(153,190)
Credit Suisse	2.3425%	CPI Urban Consumer NSA	9/11/2028	10,000,000	9,849,170	(150,830)
Credit Suisse	2.345%	CPI Urban Consumer NSA	8/14/2028	10,000,000	9,840,902	(159,098)
Credit Suisse	2.3525%	CPI Urban Consumer NSA	6/6/2028	10,000,000	9,847,519	(152,481)
Credit Suisse	2.354%	CPI Urban Consumer NSA	3/6/2032	5,000,000	4,919,681	(80,319)
Credit Suisse	2.358%	CPI Urban Consumer NSA	7/25/2028	10,000,000	9,830,214	(169,786)
Credit Suisse	2.3625%	CPI Urban Consumer NSA	3/21/2032	5,000,000	4,908,115	(91,885)
Credit Suisse	2.3625%	CPI Urban Consumer NSA	1/23/2033	5,000,000	4,929,826	(70,174)
Credit Suisse	2.3625%	CPI Urban Consumer NSA	1/25/2033	5,000,000	4,929,709	(70,291)
Credit Suisse	2.365%	CPI Urban Consumer NSA	1/30/2038	10,000,000	9,849,199	(150,801)
Credit Suisse	2.370%	CPI Urban Consumer NSA	2/28/2038	5,000,000	4,919,669	(80,331)

See Notes to Financial Statements.	281

Schedule of Investments (continued)

INFLATION FOCUSED FUND November 30, 2018

Central Clearingparty*	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Fair Value	Unrealized Depreciation
Credit Suisse	2.370%	CPI Urban Consumer NSA	4/18/2030	$25,000,000	$24,556,281	$(443,719)
Credit Suisse	2.3745%	CPI Urban Consumer NSA	8/9/2028	10,000,000	9,812,399	(187,601)
Credit Suisse	2.379%	CPI Urban Consumer NSA	9/21/2028	15,000,000	14,727,804	(272,196)
Credit Suisse	2.380%	CPI Urban Consumer NSA	7/6/2028	10,000,000	9,817,909	(182,091)
Credit Suisse	2.380%	CPI Urban Consumer NSA	7/17/2028	15,000,000	14,719,422	(280,578)
Credit Suisse	2.383%	CPI Urban Consumer NSA	6/13/2028	40,000,000	39,272,647	(727,353)
Credit Suisse	2.384%	CPI Urban Consumer NSA	10/1/2028	10,000,000	9,818,143	(181,857)
Credit Suisse	2.3845%	CPI Urban Consumer NSA	8/6/2028	25,000,000	24,507,918	(492,082)
Credit Suisse	2.390%	CPI Urban Consumer NSA	6/14/2028	45,000,000	44,151,506	(848,494)
Credit Suisse	2.390%	CPI Urban Consumer NSA	8/3/2028	10,000,000	9,796,975	(203,025)
Credit Suisse	2.393%	CPI Urban Consumer NSA	5/11/2028	10,000,000	9,793,318	(206,682)
Credit Suisse	2.3938%	CPI Urban Consumer NSA	9/26/2028	10,000,000	9,806,506	(193,494)
Credit Suisse	2.3963%	CPI Urban Consumer NSA	10/9/2028	10,000,000	9,809,351	(190,649)
Credit Suisse	2.4075%	CPI Urban Consumer NSA	5/21/2028	5,000,000	4,894,243	(105,757)
Credit Suisse	2.400%	CPI Urban Consumer NSA	4/26/2030	10,000,000	9,787,142	(212,858)
Credit Suisse	2.5475%	CPI Urban Consumer NSA	4/20/2021	8,000,000	7,274,608	(725,392)
Credit Suisse	2.6725%	CPI Urban Consumer NSA	1/28/2021	15,000,000	13,604,368	(1,395,632)
Credit Suisse	2.735%	CPI Urban Consumer NSA	5/13/2019	12,000,000	10,809,120	(1,190,880)
Credit Suisse	2.7875%	CPI Urban Consumer NSA	6/8/2026	5,000,000	4,229,026	(770,974)
Unrealized Depreciation on CPI Centrally Cleared Swaps						$(13,729,626)

*	Central Clearinghouse: London Clearing House (LCH)

282	See Notes to Financial Statements.

Schedule of Investments (continued)

INFLATION FOCUSED FUND November 30, 2018

The following is a summary of the inputs used as of November 30, 2018 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities
Other	$–	$148,533,345	$718,000	$149,251,345
Remaining Industries	–	266,923,902	–	266,923,902
Common Stocks	–	25,346	–	25,346
Convertible Bonds	–	1,244,301	–	1,244,301
Corporate Bonds	–	562,717,334	–	562,717,334
Floating Rate Loans
Electrical Equipment	–	–	2,701,004	2,701,004
Health Care Products	–	–	1,586,539	1,586,539
Machinery: Industrial/Specialty	–	–	300,189	300,189
Miscellaneous	–	358,636	889,791	1,248,427
Oil	–	–	304,238	304,238
Oil: Crude Producers	–	–	316,208	316,208
Real Estate Investment Trusts	–	–	2,111,392	2,111,392
Remaining Industries	–	17,954,463	–	17,954,463
Foreign Government Obligations	–	4,348,618	–	4,348,618
Government Sponsored Enterprises Collateralized Mortgage Obligations	–	30,535,480	–	30,535,480
Government Sponsored Enterprises Pass-Throughs	–	6,943,587	–	6,943,587
Municipal Bonds	–	2,515,288	–	2,515,288
Non-Agency Commercial Mortgage-Backed Securities	–	344,175,910	3,045,460	347,221,370
Preferred Stock	–	41,363	–	41,363
U.S. Treasury Obligation	–	2,044,286	–	2,044,286
Short-Term Investments
Commercial Paper	–	3,339,407	–	3,339,407
Convertible Bonds	–	1,001,655	–	1,001,655
Corporate Bonds	–	3,655,766	–	3,655,766
Foreign Government Obligations	–	879,434	–	879,434
Repurchase Agreements	–	16,904,802	–	16,904,802
Total	$–	$1,414,142,923	$11,972,821	$1,426,115,744

See Notes to Financial Statements.	283

Schedule of Investments (concluded)

INFLATION FOCUSED FUND November 30, 2018

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Other Financial Instruments
Centrally Cleared CPI Swaps
Assets	$–	$3,612,484	$–	$3,612,484
Liabilities	–	(13,729,626)	–	(13,729,626)
CPI Swaps
Assets	–	13,472,214	–	13,472,214
Liabilities	–	(109,195,862)	–	(109,195,862)
Forward Foreign Currency Exchange Contracts
Assets	–	49,641	–	49,641
Liabilities	–	–	–	–
Futures Contracts
Assets	53,823	–	–	53,823
Liabilities	(244,207)	–	–	(244,207)
Total	$(190,384)	$(105,791,149)	$–	$(105,981,533)

(1)	Refer to Note 2(s) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.
(3)	There were no Level 1/Level 2 transfers during the fiscal year ended November 30, 2018.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Asset-Backed Securities	Convertible Bonds	Floating Rate Loans	Foreign Bonds	Non-Agency Commercial Mortgage- Backed Securities
Balance as of December 1, 2017	$7,309,817	$849	$21,234,163	$1,119	$14,761,341
Accrued Discounts (Premiums)	–	–	11,549	–	(823,625)
Realized Gain (Loss)	–	1,065	18,799	1,202	57,696
Change in Unrealized Appreciation (Depreciation)	–	6,081	(25,811)	8,217	(16,036)
Purchases	718,000	–	5,573,892	–	1,459,951
Sales	–	(7,995)	(18,603,231)	(10,538)	(7,342,016)
Transfers into Level 3	–	–	–	–	–
Transfers out of Level 3	(7,309,817)	–	–	–	(5,051,851)
Balance as of November 30, 2018	$718,000	$–	$8,209,361	$–	$3,045,460
Change in unrealized appreciation/depreciation for year ended November 30, 2018, related to Level 3 investments held at November 30, 2018	$–	$–	$(12,821)	$–	$(4,275)

284	See Notes to Financial Statements.

Schedule of Investments

SHORT DURATION CORE BOND FUND November 30, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 95.49%

ASSET-BACKED SECURITIES 31.14%

Automobiles 13.88%
ACC Trust 2018-1 A†	3.70%	12/21/2020	$61	$60,673
American Credit Acceptance Receivables Trust 2015-3 C†	4.84%	10/12/2021	13	13,491
American Credit Acceptance Receivables Trust 2018-1 A†	2.72%	3/10/2021	12	11,755
AmeriCredit Automobile Receivables Trust 2017-3 A2A	1.69%	12/18/2020	2	2,438
AmeriCredit Automobile Receivables Trust 2017-3 B	2.24%	6/19/2023	84	82,741
Bank of The West Auto Trust 2017-1 A3†	2.11%	1/15/2023	100	98,431
California Republic Auto Receivables Trust 2015-3 B	2.70%	9/15/2021	50	49,695
California Republic Auto Receivables Trust 2017-1 B	2.91%	12/15/2022	39	38,289
CarMax Auto Owner Trust 2016-4 A3	1.40%	8/15/2021	21	20,311
CarMax Auto Owner Trust 2017-3 A4	2.22%	11/15/2022	11	10,775
Chesapeake Funding II LLC 2016-1A A1†	2.11%	3/15/2028	56	55,391
Chesapeake Funding II LLC 2017-2A A1†	1.99%	5/15/2029	70	69,281
Chesapeake Funding II LLC 2017-3A A1†	1.91%	8/15/2029	74	73,001
CPS Auto Receivables Trust 2017-C D†	3.79%	6/15/2023	100	99,565
Drive Auto Receivables Trust 2015-BA E†	5.15%	8/15/2022	50	50,433
Drive Auto Receivables Trust 2016-BA D†	4.53%	8/15/2023	31	31,232
Drive Auto Receivables Trust 2017-1 D	3.84%	3/15/2023	110	110,081
Drive Auto Receivables Trust 2017-BA C†	2.61%	8/16/2021	35	34,519
Drive Auto Receivables Trust 2018-3 A3	3.01%	11/15/2021	19	18,966
Drive Auto Receivables Trust 2018-3 B	3.37%	9/15/2022	7	7,003
Drive Auto Receivables Trust 2018-3 C	3.72%	9/16/2024	18	18,037
Exeter Automobile Receivables Trust 2017-3A B†	2.81%	9/15/2022	33	32,664
First Investors Auto Owner Trust 2017-3A A1†	2.00%	3/15/2022	4	4,344
First Investors Auto Owner Trust 2017-3A A2†	2.41%	12/15/2022	10	9,891
First Investors Auto Owner Trust 2017-3A B†	2.72%	4/17/2023	10	9,868
Flagship Credit Auto Trust 2017-3 B†	2.59%	7/15/2022	10	9,845
Flagship Credit Auto Trust 2017-4 A†	2.07%	4/15/2022	6	5,636
Flagship Credit Auto Trust 2018-3 B†	3.59%	12/16/2024	35	34,867
Ford Credit Auto Owner Trust 2016-A C	2.19%	7/15/2022	50	49,509
Foursight Capital Automobile Receivables Trust 2018-1 A3†	3.24%	9/15/2022	100	99,772

See Notes to Financial Statements.	285

Schedule of Investments (continued)

SHORT DURATION CORE BOND FUND November 30, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)
Foursight Capital Automobile Receivables Trust 2018-1 B†	3.53%		4/17/2023	$100	$99,681
Foursight Capital Automobile Receivables Trust 2018-1 C†	3.68%		8/15/2023	100	99,351
Santander Drive Auto Receivables Trust 2015-1 C	2.57%		4/15/2021	4	3,624
Santander Drive Auto Receivables Trust 2016-1 D	4.02%		4/15/2022	65	65,528
Santander Drive Auto Receivables Trust 2017-2 B	2.21%		10/15/2021	6	5,977
Santander Drive Auto Receivables Trust 2017-2 C	2.79%		8/15/2022	8	7,947
Santander Drive Auto Receivables Trust 2018-4 C	3.56%		7/15/2024	35	35,003
TCF Auto Receivables Owner Trust 2016-PT1A B†	2.92%		10/17/2022	23	22,719
Westlake Automobile Receivables Trust 2018-3A A2A†	2.98%		1/18/2022	94	93,893
Westlake Automobile Receivables Trust 2018-3A B†	3.32%		10/16/2023	100	99,886
Total					1,746,113

Credit Cards 2.52%
Chase Issuance Trust 2014-A2 A2	2.77%		3/15/2023	10	9,946
Citibank Credit Card Issuance Trust 2018-A6	3.21%		12/7/2024	100	99,737
World Financial Network Credit Card Master Trust 2012-D A	2.15%		4/17/2023	28	27,852
World Financial Network Credit Card Master Trust 2012-D B	3.34%		4/17/2023	42	41,992
World Financial Network Credit Card Master Trust 2016-A	2.03%		4/15/2025	48	46,479
World Financial Network Credit Card Master Trust 2017-B A	1.98%		6/15/2023	16	15,891
World Financial Network Credit Card Master Trust 2017-C A	2.31%		8/15/2024	29	28,482
World Financial Network Credit Card Master Trust 2017-C M	2.66%		8/15/2024	48	47,152
Total					317,531

Other 14.74%
Access Point Funding I LLC 2017-A†	3.06%		4/15/2029	91	90,326
ALM VII Ltd. 2012-7A A1R†	3.916% (3 Mo. LIBOR + 1.48%	)#	10/15/2028	250	250,384
Ascentium Equipment Receivables Trust 2017-1A A2†	1.87%		7/10/2019	1	735
Ascentium Equipment Receivables Trust 2017-1A A3†	2.29%		6/10/2021	2	1,981
CNH Equipment Trust 2014-C A4	1.65%		9/15/2021	14	14,137

286	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION CORE BOND FUND November 30, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)
Conn’s Receivables Funding LLC 2018-A†	3.25%		1/15/2023	$62	$62,369
Diamond Resorts Owner Trust 2016-1 A†	3.08%		11/20/2028	27	26,910
Diamond Resorts Owner Trust 2018-1 B†	4.19%		1/21/2031	90	90,213
DLL LLC 2018-1 A3†	3.10%		4/18/2022	100	99,704
Engs Commercial Finance Trust 2018-1A A1†	2.97%		2/22/2021	66	65,695
Massachusetts Educational Financing Authority 2008-1 A1	3.44% (3 Mo. LIBOR + .95%	)#	4/25/2038	138	137,814
OneMain Financial Issuance Trust 2016-1A A†	3.66%		2/20/2029	100	100,190
PFS Financing Corp. 2018-B A†	2.89%		2/15/2023	100	98,859
SCF Equipment Leasing LLC 2017-2A A†	3.41%		12/20/2023	65	64,641
SCF Equipment Leasing LLC 2018-1A A1†	2.81%		4/20/2021	73	73,040
SCF Equipment Leasing LLC 2018-1A A2†	3.63%		10/20/2024	100	99,887
SMB Private Education Loan Trust 2018-B A1†	2.627% (1 Mo. LIBOR + .32%	)#	12/16/2024	77	76,617
TCI-Flatiron CLO Ltd. 2016-1 A†	4.00% (3 Mo. LIBOR + 1.55%	)#	7/17/2028	250	250,302
Towd Point Asset Trust 2018-SL1 A†	2.906% (1 Mo. LIBOR + .60%	)#	1/25/2046	88	87,369
Westgate Resorts LLC 2014-1A A†	2.15%		12/20/2026	162	162,119
Total					1,853,292
Total Asset-Backed Securities (cost $3,932,607)					3,916,936

CORPORATE BONDS 31.18%

Automotive 2.06%
Ford Motor Credit Co. LLC	8.125%		1/15/2020	100	104,199
General Motors Financial Co., Inc.	3.15%		6/30/2022	48	45,590
General Motors Financial Co., Inc.	3.20%		7/6/2021	46	44,680
General Motors Financial Co., Inc.	4.20%		3/1/2021	40	39,833
Hyundai Capital America†	3.45%		3/12/2021	25	24,702
Total					259,004

Banks: Regional 7.79%
Associated Bank NA	3.50%		8/13/2021	7	6,948
Bank of America Corp.	2.328%	#(a)	10/1/2021	7	6,842
Bank of America Corp.	2.369% (3 Mo. LIBOR + .66%	)#	7/21/2021	4	3,918
Bank of America Corp.	3.004%	#(a)	12/20/2023	50	47,970
Barclays Bank plc (United Kingdom)†(b)	10.179%		6/12/2021	80	90,397
Compass Bank	5.50%		4/1/2020	19	19,418
Credit Suisse AG	5.40%		1/14/2020	65	66,062

See Notes to Financial Statements.	287

Schedule of Investments (continued)

SHORT DURATION CORE BOND FUND November 30, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional (continued)
Goldman Sachs Group, Inc. (The)	2.876%	#(a)	10/31/2022	$11	$10,618
Goldman Sachs Group, Inc. (The)	2.908% (3 Mo. LIBOR + 1.05%	)#	6/5/2023	50	47,964
HSBC USA, Inc.	9.30%		6/1/2021	27	30,212
Lloyds Bank plc (United Kingdom)†(b)	6.50%		9/14/2020	100	103,899
Macquarie Bank Ltd. (Australia)†(b)	6.625%		4/7/2021	40	42,261
Macquarie Group Ltd. (Australia)†(b)	6.00%		1/14/2020	56	57,448
Macquarie Group Ltd. (Australia)†(b)	7.625%		8/13/2019	80	82,305
Royal Bank of Canada (Canada)†(b)	3.35%		10/22/2021	65	65,246
Santander UK Group Holdings plc (United Kingdom)(b)	3.125%		1/8/2021	100	97,999
Toronto-Dominion Bank (The) (Canada)†(b)	3.35%		10/22/2021	200	200,469
Total					979,976

Beverages 0.13%
Keurig Dr Pepper, Inc.	3.20%		11/15/2021	6	5,907
Keurig Dr Pepper, Inc.†	4.057%		5/25/2023	11	10,858
Total					16,765

Building Materials 0.31%
Holcim US Finance Sarl & Cie SCS (Luxembourg)†(b)	6.00%		12/30/2019	6	6,155
Johnson Controls International plc	5.00%		3/30/2020	5	5,092
Martin Marietta Materials, Inc.	3.327% (3 Mo. LIBOR + .65%	)#	5/22/2020	8	8,020
Vulcan Materials Co.	2.934% (3 Mo. LIBOR + .60%	)#	6/15/2020	10	9,979
Vulcan Materials Co.	3.388% (3 Mo. LIBOR + .65%	)#	3/1/2021	10	10,014
Total					39,260

Business Services 0.02%
Equifax, Inc.	3.60%		8/15/2021	3	2,980

Chemicals 0.85%
Celanese US Holdings LLC	5.875%		6/15/2021	4	4,179
DowDuPont, Inc.	3.766%		11/15/2020	10	10,053
Yara International ASA (Norway)†(b)	7.875%		6/11/2019	90	92,082
Total					106,314

Computer Hardware 0.63%
Dell International LLC/EMC Corp.†	5.45%		6/15/2023	77	78,800

288	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION CORE BOND FUND November 30, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Drugs 0.17%
Bayer US Finance II LLC†	2.75%		7/15/2021	$4	$3,867
Express Scripts Holding Co.	4.75%		11/15/2021	3	3,078
Teva Pharmaceutical Finance Netherlands III BV (Netherlands)(b)	1.70%		7/19/2019	15	14,832
Total					21,777

Electric: Power 3.07%
Ausgrid Finance Pty Ltd. (Australia)†(b)	3.85%		5/1/2023	16	15,881
Dominion Energy, Inc.	2.962%		7/1/2019	20	19,971
Duquesne Light Holdings, Inc.†	6.40%		9/15/2020	37	38,665
Entergy Corp.	5.125%		9/15/2020	75	76,296
ITC Holdings Corp.†	5.50%		1/15/2020	30	30,530
Jersey Central Power & Light Co.†	4.70%		4/1/2024	5	5,155
NV Energy, Inc.	6.25%		11/15/2020	17	17,833
Pennsylvania Electric Co.	5.20%		4/1/2020	45	46,013
PNM Resources, Inc.	3.25%		3/9/2021	4	3,944
PPL WEM Ltd./Western Power Distribution Ltd. (United Kingdom)†(b)	5.375%		5/1/2021	27	27,840
Puget Energy, Inc.	5.625%		7/15/2022	28	29,446
Puget Energy, Inc.	6.00%		9/1/2021	18	18,918
San Diego Gas & Electric Co.	1.914%		2/1/2022	18	17,061
SCANA Corp.	4.125%		2/1/2022	1	986
SCANA Corp.	4.75%		5/15/2021	29	29,121
SCANA Corp.	6.25%		4/1/2020	4	4,102
Sempra Energy	2.936% (3 Mo. LIBOR + .50%	)#	1/15/2021	5	4,961
Total					386,723

Electrical Equipment 0.35%
Broadcom Corp./Broadcom Cayman Finance Ltd.	2.65%		1/15/2023	33	30,836
QUALCOMM, Inc.	3.195% (3 Mo. LIBOR + .55%	)#	5/20/2020	13	13,050
Total					43,886

Electronics 0.46%
PerkinElmer, Inc.	5.00%		11/15/2021	52	53,286
Trimble, Inc.	4.15%		6/15/2023	5	4,981
Total					58,267

Financial Services 2.95%
Aircastle Ltd.	5.00%		4/1/2023	2	2,014
Aircastle Ltd.	5.125%		3/15/2021	2	2,031
Aircastle Ltd.	5.50%		2/15/2022	5	5,134

See Notes to Financial Statements.	289

Schedule of Investments (continued)

SHORT DURATION CORE BOND FUND November 30, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Financial Services (continued)
Aircastle Ltd.	7.625%		4/15/2020	$4	$4,189
Discover Financial Services	5.20%		4/27/2022	67	68,949
Discover Financial Services	10.25%		7/15/2019	12	12,469
E*TRADE Financial Corp.	2.95%		8/24/2022	5	4,826
International Lease Finance Corp.	5.875%		8/15/2022	30	31,474
International Lease Finance Corp.	5.875%		4/1/2019	30	30,221
International Lease Finance Corp.	8.25%		12/15/2020	61	65,648
Jefferies Group LLC	6.875%		4/15/2021	30	31,952
Jefferies Group LLC	8.50%		7/15/2019	101	104,019
Lazard Group LLC	4.25%		11/14/2020	8	8,093
Total					371,019

Health Care Products 0.71%
Life Technologies Corp.	5.00%		1/15/2021	28	28,625
Life Technologies Corp.	6.00%		3/1/2020	59	60,689
Total					89,314

Household Equipment/Products 0.08%
Newell Brands, Inc.	3.85%		4/1/2023	10	9,748

Insurance 0.56%
Liberty Mutual Group, Inc.†	4.95%		5/1/2022	5	5,105
Liberty Mutual Group, Inc.†	5.00%		6/1/2021	15	15,324
Willis North America, Inc.	7.00%		9/29/2019	42	43,208
Willis Towers Watson plc (United Kingdom)(b)	5.75%		3/15/2021	2	2,081
WR Berkley Corp.	5.375%		9/15/2020	5	5,140
Total					70,858

Machinery: Industrial/Specialty 0.09%
CNH Industrial Capital LLC	4.375%		4/5/2022	3	3,023
CNH Industrial Capital LLC	4.875%		4/1/2021	2	2,015
Roper Technologies, Inc.	3.65%		9/15/2023	6	5,919
Total					10,957

Manufacturing 1.28%
General Electric Co.	3.236% (3 Mo. LIBOR + .80%	)#	4/15/2020	35	34,079
General Electric Co.	5.30%		2/11/2021	50	49,561
General Electric Co.	5.50%		1/8/2020	77	77,639
Total					161,279

290	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION CORE BOND FUND November 30, 2018

Investments	Interest Rate		Maturity Date		Principal Amount (000)	Fair Value
Media 1.38%
Cox Communications, Inc.†	2.95%		6/30/2023		$75	$71,498
NBCUniversal Enterprise, Inc.†	5.25%		–	(c)	100	101,500
Total						172,998

Metals & Minerals: Miscellaneous 0.85%
Glencore Finance Canada Ltd. (Canada)†(b)	4.95%		11/15/2021		69	70,346
Glencore Funding LLC†	4.125%		5/30/2023		3	2,958
Goldcorp, Inc. (Canada)(b)	3.625%		6/9/2021		25	24,895
Southern Copper Corp. (Peru)(b)	5.375%		4/16/2020		9	9,163
Total						107,362

Oil 1.54%
Continental Resources, Inc.	4.50%		4/15/2023		15	14,699
Continental Resources, Inc.	5.00%		9/15/2022		76	76,087
Encana Corp. (Canada)(b)	6.50%		5/15/2019		17	17,246
Motiva Enterprises LLC†	5.75%		1/15/2020		49	49,871
Nexen Energy ULC (Canada)(b)	6.20%		7/30/2019		9	9,165
Phillips 66	3.289% (3 Mo. LIBOR + .60%	)#	2/26/2021		2	1,996
Pioneer Natural Resources Co.	7.50%		1/15/2020		4	4,172
Woodside Finance Ltd. (Australia)†(b)	4.60%		5/10/2021		20	20,218
Total						193,454

Oil: Crude Producers 3.95%
Andeavor Logistics LP/Tesoro Logistics Finance Corp.	6.25%		10/15/2022		52	53,365
Buckeye Partners LP	5.50%		8/15/2019		25	25,282
Columbia Pipeline Group, Inc.	3.30%		6/1/2020		4	3,983
Enbridge Energy Partners LP	4.20%		9/15/2021		25	25,209
Enbridge Energy Partners LP	9.875%		3/1/2019		49	49,767
Energy Transfer Partners LP/Regency Energy Finance Corp.	5.875%		3/1/2022		50	52,197
Florida Gas Transmission Co. LLC†	5.45%		7/15/2020		18	18,461
Florida Gas Transmission Co. LLC†	7.90%		5/15/2019		25	25,479
Kinder Morgan Energy Partners LP	6.85%		2/15/2020		45	46,645
MPLX LP	5.50%		2/15/2023		31	31,577
Northern Natural Gas Co.†	4.25%		6/1/2021		25	25,337
Sabine Pass Liquefaction LLC	5.625%		2/1/2021		100	102,967
Spectra Energy Partners LP	4.60%		6/15/2021		20	20,407
Sunoco Logistics Partners Operations LP	4.40%		4/1/2021		5	5,035
Texas Eastern Transmission LP†	4.125%		12/1/2020		10	10,091
Williams Cos., Inc. (The)	7.875%		9/1/2021		1	1,092
Total						496,894

See Notes to Financial Statements.	291

Schedule of Investments (continued)

SHORT DURATION CORE BOND FUND November 30, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Real Estate Investment Trusts 1.54%
Healthcare Trust of America Holdings LP	3.70%		4/15/2023	$50	$48,739
Kilroy Realty LP	6.625%		6/1/2020	40	41,930
Liberty Property LP	4.75%		10/1/2020	25	25,476
Senior Housing Properties Trust	3.25%		5/1/2019	15	14,964
Vereit Operating Partnership LP	3.00%		2/6/2019	62	61,970
Total					193,079

Retail 0.14%
Dollar Tree, Inc.	3.149% (3 Mo. LIBOR + .70%	)#	4/17/2020	18	18,001

Telecommunications 0.13%
Vodafone Group plc (United Kingdom)(b)	3.426% (3 Mo. LIBOR + .99%	)#	1/16/2024	7	6,922
Vodafone Group plc (United Kingdom)(b)	3.75%		1/16/2024	9	8,782
Total					15,704

Transportation: Miscellaneous 0.14%
Canadian Pacific Railway Co. (Canada)(b)	9.45%		8/1/2021	15	17,128
Total Corporate Bonds (cost $3,966,270)					3,921,547

FLOATING RATE LOAN(d) 0.03%

Investment Management Companies
RPI Finance Trust Term Loan A4 (cost $3,770)	3.886% (3 Mo. LIBOR + 1.50%	)	5/4/2022	4	3,749

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 1.49%
Federal Home Loan Mortgage Corp. 2012-K709 C†	3.877%	#(e)	4/25/2045	73	72,916
Federal Home Loan Mortgage Corp. 2013-K712 B†	3.473%	#(e)	5/25/2045	17	16,967
Federal Home Loan Mortgage Corp. 2013-K713 B†	3.263%	#(e)	4/25/2046	20	19,911
Government National Mortgage Assoc. 2014-112 A	3.00%	#(e)	1/16/2048	16	15,865
Government National Mortgage Assoc. 2017-100 AS	2.75%		2/16/2058	6	5,574
Government National Mortgage Assoc. 2017-168 AS	2.70%		8/16/2058	21	19,408
Government National Mortgage Assoc. 2017-69 AS	2.75%		2/16/2058	15	13,853
Government National Mortgage Assoc. 2017-71 AS	2.70%		4/16/2057	14	13,497
Government National Mortgage Assoc. 2017-86 AS	2.75%		2/16/2058	6	5,594
Government National Mortgage Assoc. 2017-89 AB	2.60%		7/16/2058	5	4,497
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $192,042)					188,082

292	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION CORE BOND FUND November 30, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
MUNICIPAL BOND 0.05%

Miscellaneous
Illinois (cost $6,015)	4.95%		6/1/2023	$6	$6,074

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 16.28%
Bancorp Commercial Mortgage Trust (The) 2018-CR3 A†	3.157% (1 Mo. LIBOR + .85%	)#	1/15/2033	10	9,961
BB-UBS Trust 2012-SHOW A†	3.43%		11/5/2036	100	98,054
BBCMS Mortgage Trust 2017-GLKS B†	3.507% (1 Mo. LIBOR + 1.20%	)#	11/15/2034	20	19,976
BBCMS Mortgage Trust 2017-GLKS C†	3.707% (1 Mo. LIBOR + 1.40%	)#	11/15/2034	20	19,976
BX Commercial Mortgage Trust 2018-BIOA A†	2.978% (1 Mo. LIBOR + .67%	)#	3/15/2037	45	44,965
BX Trust 2017-APPL D†	4.357% (1 Mo. LIBOR + 2.05%	)#	7/15/2034	13	13,462
BX Trust 2017-SLCT C†	3.707% (1 Mo. LIBOR + 1.40%	)#	7/15/2034	30	29,713
BX Trust 2017-SLCT D†	4.357% (1 Mo. LIBOR + 2.05%	)#	7/15/2034	13	12,742
BX Trust 2018-GW A†	3.107% (1 Mo. LIBOR + .80%	)#	5/15/2035	24	23,983
Caesars Palace Las Vegas Trust 2017-VICI A†	3.531%		10/15/2034	95	94,962
Caesars Palace Las Vegas Trust 2017-VICI B†	3.835%		10/15/2034	77	76,819
Caesars Palace Las Vegas Trust 2017-VICI C†	4.138%		10/15/2034	50	49,964
Caesars Palace Las Vegas Trust 2017-VICI D†	4.499%	#(e)	10/15/2034	10	9,986
Caesars Palace Las Vegas Trust 2017-VICI XB IO†	0.538%	#(e)	10/15/2034	1,000	14,905
CFCRE Commercial Mortgage Trust 2018-TAN A†	4.236%		2/15/2033	78	79,285
Citigroup Commercial Mortgage Trust 2015-GC27 AAB	2.944%		2/10/2048	10	9,827
Commercial Mortgage Pass-Through Certificates 2013-CR8 A4	3.334%		6/10/2046	33	33,115
Commercial Mortgage Pass-Through Certificates 2014-LC15 A4	4.006%		4/10/2047	75	76,394
Great Wolf Trust 2017-WOLF D†	4.557% (1 Mo. LIBOR + 2.10%	)#	9/15/2034	30	30,000
Hilton Orlando Trust 2018-ORL A†	3.077% (1 Mo. LIBOR + .77%	)#	12/15/2034	28	27,975
HMH Trust 2017-NSS C†	3.787%		7/5/2031	28	27,114
Hudsons Bay Simon JV Trust 2015-HB7 A7†	3.914%		8/5/2034	100	98,611
JP Morgan Chase Commercial Mortgage Securities Corp. 2018-AON A†	4.128%		7/5/2031	28	28,718
JP Morgan Chase Commercial Mortgage Securities Trust 2018-LAQ A†	3.307% (1 Mo. LIBOR + 1.00%	)#	6/15/2032	28	28,016

See Notes to Financial Statements.	293

Schedule of Investments (continued)

SHORT DURATION CORE BOND FUND November 30, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JP Morgan Chase Commercial Mortgage Securities Trust 2018-LAQ B†	3.607% (1 Mo. LIBOR + 1.30%	)#	6/15/2032	$10	$10,012
JP Morgan Chase Commercial Mortgage Securities Trust 2018-LAQ C†	3.907% (1 Mo. LIBOR + 1.60%	)#	6/15/2032	10	10,015
JP Morgan Chase Commercial Mortgage Securities Trust 2018-LAQ D†	4.407% (1 Mo. LIBOR + 2.10%	)#	6/15/2032	14	14,039
JP Morgan Chase Commercial Mortgage Securities Trust 2018-MINN B†(f)	3.657% (1 Mo. LIBOR + 1.35%	)#	11/15/2035	12	12,005
JPMBB Commercial Mortgage Securities Trust 2013-C14 A4	4.133%	#(e)	8/15/2046	10	10,242
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI A†	2.798%		10/5/2031	40	39,186
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI C†	3.554%		10/5/2031	24	23,634
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI D†	4.143%	#(e)	10/5/2031	24	23,651
JPMorgan Chase Commercial Mortgage Securities Trust 2017-FL11 D†	4.447% (1 Mo. LIBOR + 2.14%	)#	10/15/2032	34	34,059
JPMorgan Chase Commercial Mortgage Securities Trust 2017-MAUI C†	3.565% (1 Mo. LIBOR + 1.25%	)#	7/15/2034	35	34,997
JPMorgan Chase Commercial Mortgage Securities Trust 2017-MAUI D†	4.265% (1 Mo. LIBOR + 1.95%	)#	7/15/2034	20	20,020
JPMorgan Chase Commercial Mortgage Securities Trust 2018-MINN A†(f)	3.327% (1 Mo. LIBOR + 1.02%	)#	11/15/2035	12	12,013
JPMorgan Chase Commercial Mortgage Securities Trust 2018-MINN C†(f)	4.007% (1 Mo. LIBOR + 1.70%	)#	11/15/2035	12	12,005
JPMorgan Chase Commercial Mortgage Securities Trust 2018-MINN D†(f)	4.307% (1 Mo. LIBOR + 2.00%	)#	11/15/2035	12	12,005
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT AFL†	3.264% (1 Mo. LIBOR + .95%	)#	7/5/2033	10	9,986
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT AFX†	4.248%		7/5/2033	19	19,575
LSTAR Commercial Mortgage Trust 2014-2 A2†	2.767%		1/20/2041	1	692
LSTAR Commercial Mortgage Trust 2015-3 A2†	2.729%	#(e)	4/20/2048	13	13,292
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C14 A5	4.064%		2/15/2047	40	40,975
Morgan Stanley Capital Barclays Bank Trust 2016-MART A†	2.20%		9/13/2031	95	92,101
Morgan Stanley Capital I Trust 2011-C2 A4†	4.661%		6/15/2044	100	102,723
Morgan Stanley Capital I Trust 2012-C4 AS	3.773%		3/15/2045	25	25,146
Motel 6 Trust 2017-MTL6 C†	3.707% (1 Mo. LIBOR + 1.40%	)#	8/15/2034	10	9,613

294	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION CORE BOND FUND November 30, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Motel 6 Trust 2017-MTL6 D†	4.457% (1 Mo. LIBOR + 2.15%	)#	8/15/2034	$21	$21,170
MSCG Trust 2015-ALDR A1†	2.612%		6/7/2035	50	48,208
MSCG Trust 2016-SNR A†	3.46%	#(e)	11/15/2034	18	17,356
ReadyCap Commercial Mortgage Trust 2018-4 A†	3.39%		2/27/2051	24	23,668
Shelter Growth CRE Issuer Ltd. 2018-FL1 A†	3.307% (1 Mo. LIBOR + 1.00%	)#	1/15/2035	47	46,878
SLIDE 2018-FUN A†	3.18% (1 Mo. LIBOR + .90%	)#	6/15/2031	10	9,946
SLIDE 2018-FUN B†	3.53% (1 Mo. LIBOR + 1.25%	)#	6/15/2031	10	9,947
SLIDE 2018-FUN C†	3.83% (1 Mo. LIBOR + 1.55%	)#	6/15/2031	10	9,944
Stonemont Portfolio Trust 2017-MONT D†	4.351% (1 Mo. LIBOR + 2.05%	)#	8/20/2030	20	19,602
UBS-Barclays Commercial Mortgage Trust 2012-C2 A4	3.525%		5/10/2063	25	24,985
UBS-Barclays Commercial Mortgage Trust 2012-C4 A5	2.85%		12/10/2045	50	48,808
UBS-Barclays Commercial Mortgage Trust 2013 C6 A4	3.244%		4/10/2046	25	24,743
UBS-Barclays Commercial Mortgage Trust 2013-C5 A4	3.185%		3/10/2046	20	19,763
UBS-Citigroup Commercial Mortgage Trust 2011-C1 A3	3.595%		1/10/2045	9	9,001
Wells Fargo Commercial Mortgage Trust 2015-C26 ASB	2.991%		2/15/2048	10	9,836
West Town Mall Trust 2017-KNOX C†	4.491%	#(e)	7/5/2030	15	14,890
West Town Mall Trust 2017-KNOX D†	4.491%	#(e)	7/5/2030	15	14,622
WF-RBS Commercial Mortgage Trust 2011-C2 A4†	4.869%	#(e)	2/15/2044	39	39,650
WF-RBS Commercial Mortgage Trust 2012-C10 A3	2.875%		12/15/2045	10	9,762
WF-RBS Commercial Mortgage Trust 2012-C7 B	4.911%	#(e)	6/15/2045	25	25,350
WF-RBS Commercial Mortgage Trust 2012-C9 A3	2.87%		11/15/2045	25	24,359
WF-RBS Commercial Mortgage Trust 2013-C18 A4	3.896%		12/15/2046	24	24,343
WF-RBS Commercial Mortgage Trust 2014-C19 A5	4.101%		3/15/2047	10	10,226
Total Non-Agency Commercial Mortgage-Backed Securities (cost $2,062,589)					2,047,566

U.S. TREASURY OBLIGATIONS 15.32%
U.S. Treasury Inflation Indexed Note(g)	0.625%		4/15/2023	500	490,719
U.S. Treasury Note	2.875%		9/30/2023	27	27,034
U.S. Treasury Note	2.875%		10/31/2020	1,215	1,216,305
U.S. Treasury Note	2.875%		11/15/2021	18	18,027
U.S. Treasury Note	2.875%		11/30/2023	174	174,320
Total U.S. Treasury Obligations (cost $1,926,249)					1,926,405
Total Long-Term Investments (cost $12,089,542)					12,010,359

See Notes to Financial Statements.	295

Schedule of Investments (continued)

SHORT DURATION CORE BOND FUND November 30, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
SHORT-TERM INVESTMENTS 1.20%

Corporate Bonds

Computer Hardware 0.08%
HP, Inc.	3.376% (3 Mo. LIBOR + .94%	)#	1/14/2019	$10	$10,005

Metals & Minerals: Miscellaneous 0.55%
Glencore Funding LLC†	2.50%		1/15/2019	2	2,000
Glencore Funding LLC†	3.125%		4/29/2019	27	26,973
Glencore Funding LLC	3.796% (3 Mo. LIBOR + 1.36%	)#	1/15/2019	40	40,038
Total					69,011

Oil 0.16%
Anadarko Petroleum Corp.	8.70%		3/15/2019	20	20,313

Oil: Crude Producers 0.41%
Kinder Morgan Energy Partners LP	2.65%		2/1/2019	1	998
ONEOK Partners LP	8.625%		3/1/2019	50	50,621
Total					51,619
Total Short-Term Investment (cost $151,067)					150,948
Total Investments in Securities 96.69% (cost $12,240,609)					12,161,307
Cash and Other Assets in Excess of Liabilities(h) 3.31%					416,167
Net Assets 100.00%					$12,577,474

IO	Interest Only.
LIBOR	London Interbank Offered Rate
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at November 30, 2018.
(a)	Variable Rate is Fixed to Float: Rate remains fixed until designated future date.
(b)	Foreign security traded in U.S. dollars.
(c)	Security is perpetual in nature and has no stated maturity.
(d)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at November 30, 2018.
(e)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(f)	Securities purchased on a when-issued basis (See Note 2(i)).
(g)	Treasury Inflation Protected Security. A U.S. Treasury Note or Bond that offers protection from inflation by paying a fixed rate of interest on principal amount that is adjusted for inflation based on the Consumer Price Index.
(h)	Cash and Other Assets in Excess of Liabilities include net unrealized appreciation/depreciation on credit default swaps and futures contracts as follows:

296	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION CORE BOND FUND November 30, 2018

Credit Default Swaps on Indexes – Sell Protection at November 30, 2018:(1)

Referenced Index*	Swap Counterparty	Fund Receives (Quarterly)	Termination Date	Notional Amount	Notional Value	Payments Upfront(2)	Unrealized Appreciation(3)	Credit Default Swap Agreements Receivable (payable) at Fair Value(4)
Markit CMBX. NA.AA.6	Morgan Stanley	1.50%	5/11/2063	160,000	161,023	$(1,291)	$2,314	$1,023
Markit CMBX. NA.A.6	Morgan Stanley	2.00%	5/11/2063	78,000	75,519	(4,116)	1,635	(2,481)
						$(5,407)	$3,949	$(1,458)

*	The Referenced Index is for the Credit Default Swaps on Indexes, which is comprised of a basket of commercial mortgage-backed securities. (See Note 2(q)).
(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments received are presented net of amortization (See Note 2(q)).
(3)	Total unrealized appreciation on Credit Default Swaps in Indexes amounted to $3,949. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $0.
(4)	Includes upfront payments received.

Open Futures Contracts at November 30, 2018:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 2-Year Treasury Note	March 2019	5	Long	$1,055,107	$1,054,922	$(185)
U.S. 5-Year Treasury Note	March 2019	7	Short	(789,730)	(790,727)	(997)
Total Unrealized Depreciation on Open Futures Contracts						$(1,182)

See Notes to Financial Statements.	297

Schedule of Investments (concluded)

SHORT DURATION CORE BOND FUND November 30, 2018

The following is a summary of the inputs used as of November 30, 2018 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities	$–	$3,916,936	$–	$3,916,936
Corporate Bonds	–	3,921,547	–	3,921,547
Floating Rate Loan	–	3,749	–	3,749
Government Sponsored Enterprises Collateralized Mortgage Obligations	–	188,082	–	188,082
Municipal Bond	–	6,074	–	6,074
Non-Agency Commercial Mortgage-Backed Securities	–	2,047,566	–	2,047,566
U.S. Treasury Obligations	–	1,926,405	–	1,926,405
Short-Term Investments
Corporate Bonds	–	150,948	–	150,948
Total	$–	$12,161,307	$–	$12,161,307
Other Financial Instruments
Credit Default Swap Contracts	$–	$1,023	$–	$1,023
Assets
Liabilities	–	(2,481)	–	(2,481)
Futures Contracts
Assets	–	–	–	–
Liabilities	(1,182)	–	–	(1,182)
Total	$(1,182)	$(1,458)	$–	$(2,640)

(1)	Refer to Note 2(s) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the fiscal year ended November 30, 2018.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Asset-Backed Securities
Balance as of December 1, 2017	$119,983
Accrued Discounts (Premiums)	–
Realized Gain (Loss)	–
Change in Unrealized Appreciation (Depreciation)	–
Purchases	–
Sales	–
Transfers into Level 3	–
Transfers out of Level 3	(119,983)
Balance as of November 30, 2018	$–
Change in unrealized appreciation/depreciation for the year ended November 30, 2018 related to Level 3 investments held at November 30, 2018	$–

298	See Notes to Financial Statements.

Schedule of Investments

SHORT DURATION INCOME FUND November 30, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 97.22%

ASSET-BACKED SECURITIES 26.83%

Automobiles 9.45%
ACC Trust 2018-1 A†	3.70%	12/21/2020	$25,573	$25,585,947
American Credit Acceptance Receivables Trust 2015-3 C†	4.84%	10/12/2021	4,189	4,209,210
AmeriCredit Automobile Receivables Trust 2016-2 C	2.87%	11/8/2021	2,478	2,469,100
AmeriCredit Automobile Receivables Trust 2016-3 A3	1.46%	5/10/2021	18,206	18,116,668
AmeriCredit Automobile Receivables Trust 2016-3 B	1.80%	10/8/2021	24,251	23,964,179
AmeriCredit Automobile Receivables Trust 2017-2 B	2.40%	5/18/2022	31,699	31,221,572
AmeriCredit Automobile Receivables Trust 2017-2 C	2.97%	3/20/2023	49,146	48,618,703
AmeriCredit Automobile Receivables Trust 2017-3 A2A	1.69%	12/18/2020	14,685	14,639,569
AmeriCredit Automobile Receivables Trust 2017-3 B	2.24%	6/19/2023	22,616	22,277,129
AmeriCredit Automobile Receivables Trust 2017-4 A3	2.04%	7/18/2022	71,384	70,487,495
AmeriCredit Automobile Receivables Trust 2017-4 B	2.36%	12/19/2022	30,598	30,046,388
Avid Automobile Receivables Trust 2018-1 A†	2.84%	8/15/2023	8,524	8,456,429
Avis Budget Rental Car Funding AESOP LLC 2013-2A A†	2.97%	2/20/2020	10,330	10,330,024
Avis Budget Rental Car Funding AESOP LLC 2014-1A A†	2.46%	7/20/2020	36,257	36,151,985
Avis Budget Rental Car Funding AESOP LLC 2015-2A†	2.63%	12/20/2021	11,729	11,570,017
Bank of The West Auto Trust 2017-1 A3†	2.11%	1/15/2023	71,411	70,290,640
Bank of The West Auto Trust 2017-1 A4†	2.33%	9/15/2023	18,282	17,857,640
California Republic Auto Receivables Trust 2015-2 A4	1.75%	1/15/2021	7,017	6,982,689
California Republic Auto Receivables Trust 2015-3 A4	2.13%	5/17/2021	17,644	17,568,966
California Republic Auto Receivables Trust 2015-4 A4†	2.58%	6/15/2021	20,740	20,694,438
California Republic Auto Receivables Trust 2015-4 B†	3.73%	11/15/2021	20,140	20,140,697

See Notes to Financial Statements.	299

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)
California Republic Auto Receivables Trust 2016-1 A4	2.24%	10/15/2021	$6,918	$6,879,245
California Republic Auto Receivables Trust 2016-2 A3	1.56%	7/15/2020	460	459,546
California Republic Auto Receivables Trust 2016-2 A4	1.83%	12/15/2021	21,996	21,794,059
California Republic Auto Receivables Trust 2018-1 A3	3.14%	8/15/2022	53,488	53,452,174
Capital Auto Receivables Asset Trust 2015-1 E	4.34%	9/20/2023	66,350	66,566,958
Capital Auto Receivables Asset Trust 2015-3 B	2.43%	9/21/2020	25,135	25,089,561
Capital Auto Receivables Asset Trust 2015-3 C	2.90%	12/21/2020	23,813	23,793,049
Capital Auto Receivables Asset Trust 2015-3 D	3.34%	3/22/2021	21,169	21,207,570
Capital Auto Receivables Asset Trust 2016-1 A4	1.98%	10/20/2020	12,190	12,154,421
Capital Auto Receivables Asset Trust 2016-1 B	2.67%	12/21/2020	19,417	19,358,516
Capital Auto Receivables Asset Trust 2016-2 A3	1.46%	6/22/2020	4,627	4,625,524
Capital Auto Receivables Asset Trust 2016-2 A4	1.63%	1/20/2021	26,077	25,934,195
Capital Auto Receivables Asset Trust 2016-2 B	2.11%	3/22/2021	2,811	2,786,350
Capital Auto Receivables Asset Trust 2017-1 A2†	1.76%	6/22/2020	14,576	14,548,232
Capital Auto Receivables Asset Trust 2017-1 A3†	2.02%	8/20/2021	20,450	20,233,942
Capital Auto Receivables Asset Trust 2017-1 A4†	2.22%	3/21/2022	12,437	12,201,280
Capital Auto Receivables Asset Trust 2018-2 A2†	3.02%	2/22/2021	105,750	105,744,501
Capital Auto Receivables Asset Trust 2018-2 A3†	3.27%	6/20/2023	45,016	45,085,865
CarMax Auto Owner Trust 2015-4 D	3.00%	5/16/2022	3,116	3,101,287
CarMax Auto Owner Trust 2016-3 A3	1.39%	5/17/2021	30,154	29,899,075
CarMax Auto Owner Trust 2016-3 A4	1.60%	1/18/2022	21,321	20,817,445
CarMax Auto Owner Trust 2016-4 A3	1.40%	8/15/2021	19,496	19,273,371
CarMax Auto Owner Trust 2016-4 A4	1.60%	6/15/2022	18,529	18,055,349
CarMax Auto Owner Trust 2017-3 A3	1.97%	4/15/2022	115,334	113,573,000
CarMax Auto Owner Trust 2017-3 A4	2.22%	11/15/2022	37,114	36,354,440
CarMax Auto Owner Trust 2017-3 B	2.44%	2/15/2023	12,944	12,679,256
CarMax Auto Owner Trust 2017-3 C	2.72%	5/15/2023	15,857	15,524,972
CarMax Auto Owner Trust 2017-4 A3	2.11%	10/17/2022	85,078	83,913,367
Carmax Auto Owner Trust 2018-4 B	3.67%	5/15/2024	5,500	5,536,940
Chesapeake Funding II LLC 2016-1A A1†	2.11%	3/15/2028	10,313	10,286,744
Chesapeake Funding II LLC 2016-2A A1†	1.88%	6/15/2028	27,195	27,068,263
Chesapeake Funding II LLC 2017-2A A1†	1.99%	5/15/2029	39,863	39,402,610
Chesapeake Funding II LLC 2017-3A A1†	1.91%	8/15/2029	87,885	86,918,331
Chesapeake Funding II LLC 2017-4A A1†	2.12%	11/15/2029	91,637	90,518,249
Chrysler Capital Auto Receivables Trust 2015-BA B†	2.70%	12/15/2020	5,872	5,868,229

300	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)
Chrysler Capital Auto Receivables Trust 2016-AA A3†	1.77%	10/15/2020	$4,687	$4,683,580
CPS Auto Receivables Trust 2016-B D†	6.58%	3/15/2022	13,845	14,449,733
CPS Auto Receivables Trust 2017-C A†	1.78%	9/15/2020	5,719	5,708,528
CPS Auto Receivables Trust 2017-C B†	2.30%	7/15/2021	8,261	8,216,274
CPS Auto Receivables Trust 2017-D†	3.73%	9/15/2023	8,345	8,263,811
CPS Auto Receivables Trust 2017-D B†	2.43%	1/18/2022	5,431	5,382,307
CPS Auto Receivables Trust 2018-B A†	2.72%	9/15/2021	11,251	11,218,067
CPS Auto Receivables Trust 2018-B B†	3.23%	7/15/2022	11,465	11,422,751
CPS Auto Receivables Trust 2018-B C†	3.58%	3/15/2023	12,992	12,951,095
Drive Auto Receivables Trust 2015-AA C†	3.06%	5/17/2021	1,420	1,420,375
Drive Auto Receivables Trust 2015-BA D†	3.84%	7/15/2021	2,213	2,217,131
Drive Auto Receivables Trust 2015-BA E†	5.15%	8/15/2022	32,350	32,629,976
Drive Auto Receivables Trust 2015-DA C†	3.38%	11/15/2021	9,669	9,674,752
Drive Auto Receivables Trust 2015-DA D†	4.59%	1/17/2023	41,590	41,911,649
Drive Auto Receivables Trust 2016-BA C†	3.19%	7/15/2022	13,743	13,743,399
Drive Auto Receivables Trust 2016-BA D†	4.53%	8/15/2023	63,705	64,181,876
Drive Auto Receivables Trust 2016-CA C†	3.02%	11/15/2021	53,931	53,894,527
Drive Auto Receivables Trust 2016-CA D†	4.18%	3/15/2024	21,109	21,199,207
Drive Auto Receivables Trust 2017-1 D	3.84%	3/15/2023	3,410	3,412,514
Drive Auto Receivables Trust 2017-2 B	2.25%	6/15/2021	10,022	10,011,776
Drive Auto Receivables Trust 2017-2 C	2.75%	9/15/2023	32,160	32,071,621
Drive Auto Receivables Trust 2017-2 D	3.49%	9/15/2023	137,019	136,982,909
Drive Auto Receivables Trust 2017-AA D†	4.16%	5/15/2024	14,904	15,037,535
Drive Auto Receivables Trust 2017-BA C†	2.61%	8/16/2021	33,799	33,787,241
Drive Auto Receivables Trust 2017-BA D†	3.72%	10/17/2022	35,827	35,919,061
Drive Auto Receivables Trust 2018-3 B	3.37%	9/15/2022	28,919	28,930,776
Drive Auto Receivables Trust 2018-3 C	3.72%	9/16/2024	68,935	69,075,600
Drive Auto Receivables Trust 2018-4 B	3.36%	10/17/2022	33,808	33,768,489
Drive Auto Receivables Trust 2018-4 C	3.66%	11/15/2024	66,281	66,532,609
Drive Auto Receivables Trust 2018-4 D	4.09%	1/15/2026	18,812	18,764,895
Drive Auto Receivables Trust 2018-5 C	3.99%	1/15/2025	46,539	46,588,583
Exeter Automobile Receivables Trust 2014-3A D†	5.69%	4/15/2021	8,720	8,807,526
Exeter Automobile Receivables Trust 2017-3A A†	2.05%	12/15/2021	21,429	21,336,787
Exeter Automobile Receivables Trust 2017-3A B†	2.81%	9/15/2022	37,187	36,808,589
First Investors Auto Owner Trust 2017-1A A1†	1.69%	4/15/2021	3,936	3,928,095
First Investors Auto Owner Trust 2017-3A A1†	2.00%	3/15/2022	17,056	16,968,913
First Investors Auto Owner Trust 2018-1A B†	3.51%	5/15/2023	8,540	8,530,661
First Investors Auto Owner Trust 2018-2A C†	4.03%	1/15/2025	8,643	8,694,925

See Notes to Financial Statements.	301

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)
First Investors Auto Owner Trust 2018-2A D†	4.28%	1/15/2025	$5,505	$5,545,447
Flagship Credit Auto Trust 2015-3 A†	2.38%	10/15/2020	1,086	1,085,294
Flagship Credit Auto Trust 2016-2 A2†	3.05%	8/16/2021	26,563	26,547,081
Flagship Credit Auto Trust 2016-4 A2†	1.96%	2/16/2021	2,245	2,239,987
Flagship Credit Auto Trust 2017-3 A†	1.88%	10/15/2021	22,585	22,438,177
Flagship Credit Auto Trust 2017-3 B†	2.59%	7/15/2022	24,950	24,563,332
Flagship Credit Auto Trust 2017-4 A†	2.07%	4/15/2022	33,261	32,990,730
Ford Credit Auto Owner Trust 2017-2 A†	2.36%	3/15/2029	38,244	36,786,192
Ford Credit Auto Owner Trust 2017-2 B†	2.60%	3/15/2029	8,257	7,930,643
Ford Credit Auto Owner Trust 2018-2 A†	3.47%	1/15/2030	78,661	78,433,088
Ford Credit Auto Owner Trust/Ford Credit 2014-1 A†	2.26%	11/15/2025	5,502	5,484,943
Mercedes-Benz Auto Receivables Trust 2015-1 A3	1.34%	12/16/2019	15	14,962
Nissan Auto Receivables Owner Trust 2016-A A3	1.34%	10/15/2020	18,298	18,196,843
Nissan Auto Receivables Owner Trust 2016-B A3	1.32%	1/15/2021	23,630	23,447,244
Santander Drive Auto Receivables Trust 2014-3 E†	3.49%	9/15/2021	24,555	24,557,534
Santander Drive Auto Receivables Trust 2014-5 E	4.23%	4/15/2022	41,595	41,785,431
Santander Drive Auto Receivables Trust 2015-1 C	2.57%	4/15/2021	2,229	2,228,920
Santander Drive Auto Receivables Trust 2015-1 D	3.24%	4/15/2021	6,305	6,307,294
Santander Drive Auto Receivables Trust 2015-3 C	2.74%	1/15/2021	12,400	12,395,359
Santander Drive Auto Receivables Trust 2015-4 C	2.97%	3/15/2021	14,701	14,698,423
Santander Drive Auto Receivables Trust 2015-5 D	3.65%	12/15/2021	28,059	28,112,118
Santander Drive Auto Receivables Trust 2016-1 D	4.02%	4/15/2022	18,954	19,107,908
Santander Drive Auto Receivables Trust 2016-2 B	2.08%	2/16/2021	4,988	4,983,423
Santander Drive Auto Receivables Trust 2016-3 B	1.89%	6/15/2021	14,979	14,938,080
Santander Drive Auto Receivables Trust 2017-1 D	3.17%	4/17/2023	9,536	9,487,850
Santander Drive Auto Receivables Trust 2017-2 B	2.21%	10/15/2021	46,296	46,118,848
Santander Drive Auto Receivables Trust 2017-2 C	2.79%	8/15/2022	59,001	58,608,873
Santander Drive Auto Receivables Trust 2017-2 D	3.49%	7/17/2023	68,158	67,811,096
Santander Drive Auto Receivables Trust 2017-3 C	2.76%	12/15/2022	15,068	14,922,449
Santander Drive Auto Receivables Trust 2018-1 C	2.96%	3/15/2024	37,842	37,473,294
Santander Drive Auto Receivables Trust 2018-3 A3	3.03%	2/15/2022	35,478	35,437,640
Santander Drive Auto Receivables Trust 2018-3 B	3.29%	10/17/2022	53,897	53,850,088
Santander Drive Auto Receivables Trust 2018-4 C	3.56%	7/15/2024	30,572	30,574,525
Santander Drive Auto Receivables Trust 2018-5 B	3.52%	12/15/2022	47,601	47,709,516
Santander Drive Auto Receivables Trust 2018-5 C	3.81%	12/16/2024	44,093	44,240,341
TCF Auto Receivables Owner Trust 2015-1A A4†	1.96%	11/16/2020	5,145	5,135,914
TCF Auto Receivables Owner Trust 2015-1A D†	3.53%	3/15/2022	4,862	4,844,213
TCF Auto Receivables Owner Trust 2015-2A B†	3.00%	9/15/2021	10,457	10,424,454

302	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)
TCF Auto Receivables Owner Trust 2015-2A C†	3.75%		12/15/2021	$6,591	$6,594,800
TCF Auto Receivables Owner Trust 2016-1A A4†	2.03%		2/15/2022	52,575	52,038,420
TCF Auto Receivables Owner Trust 2016-1A C†	2.51%		9/15/2022	5,943	5,779,658
TCF Auto Receivables Owner Trust 2016-PT1A A†	1.93%		6/15/2022	30,202	29,869,376
Toyota Auto Receivables Owner Trust 2016-A A3	1.25%		3/16/2020	7,960	7,931,652
Toyota Auto Receivables Owner Trust 2016-D A3	1.23%		10/15/2020	19,355	19,199,178
Westlake Automobile Receivables Trust 2016-2A C†	2.83%		5/17/2021	6,479	6,476,173
Westlake Automobile Receivables Trust 2016-3A B†	2.07%		12/15/2021	1,886	1,884,309
Westlake Automobile Receivables Trust 2017-1A B†	2.30%		10/17/2022	13,483	13,449,454
Westlake Automobile Receivables Trust 2017-2A A2A†	1.80%		7/15/2020	22,095	22,041,567
Westlake Automobile Receivables Trust 2017-2A B†	2.25%		12/15/2020	52,524	52,220,359
Westlake Automobile Receivables Trust 2018-3A A2A†	2.98%		1/18/2022	95,211	95,102,983
World Omni Auto Receivables Trust 2017-A A3	1.93%		9/15/2022	26,916	26,601,705
World Omni Auto Receivables Trust 2018-D A4	3.44%		12/16/2024	22,044	22,247,087
World Omni Auto Receivables Trust 2018-D B	3.67%		12/16/2024	27,419	27,603,434
World Omni Select Auto Trust 2018-1A B†	3.68%		7/15/2023	9,264	9,305,185
World Omni Select Auto Trust 2018-1A D†	4.13%		1/15/2025	33,345	33,564,714
Total					3,924,881,152

Credit Cards 6.96%
American Express Credit Account Master Trust 2017-6 A	2.04%		5/15/2023	120,724	118,503,016
American Express Credit Account Master Trust 2017-7 A	2.35%		5/15/2025	93,148	90,259,574
BA Credit Card Trust 2017-A2	1.84%		1/17/2023	186,581	182,598,541
Barclays Dryrock Issuance Trust 2016-1 A	1.52%		5/16/2022	35,395	35,094,992
Barclays Dryrock Issuance Trust 2017-1 A	2.637% (1 Mo. LIBOR + .33%	)#	3/15/2023	101,590	101,619,106
Barclays Dryrock Issuance Trust 2017-2 A	2.607% (1 Mo. LIBOR + .30%	)#	5/15/2023	168,102	168,061,605
Capital One Multi-Asset Execution Trust 2016-A4	1.33%		6/15/2022	21,658	21,420,561
Capital One Multi-Asset Execution Trust 2017-A4	1.99%		7/17/2023	187,816	184,057,426
Capital One Multi-Asset Execution Trust 2017-A6	2.29%		7/15/2025	98,364	95,303,532
Chase Issuance Trust 2016-A2 A	1.37%		6/15/2021	10,161	10,074,847
Citibank Credit Card Issuance Trust 2017-A8	1.86%		8/8/2022	139,844	136,932,070
Citibank Credit Card Issuance Trust 2018-A6	3.21%		12/7/2024	144,232	143,851,992
Discover Card Execution Note Trust 2015-A2 A	1.90%		10/17/2022	9,583	9,433,269
Discover Card Execution Note Trust 2017-A6	1.88%		2/15/2023	125,489	123,006,539

See Notes to Financial Statements.	303

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Credit Cards (continued)
First National Master Note Trust 2017-2 A	2.747% (1 Mo. LIBOR + .44%	)#	10/16/2023	$123,149	$123,293,380
Golden Credit Card Trust 2018-1A A†	2.62%		1/15/2023	114,501	113,223,409
Golden Credit Card Trust 2018-4A A†	3.44%		10/15/2025	88,393	88,040,807
Master Credit Card Trust II Series 2018-1A A†	2.79% (1 Mo. LIBOR + .49%	)#	7/21/2024	44,390	44,462,826
Synchrony Credit Card Master Note Trust 2015-1 A	2.37%		3/15/2023	18,713	18,509,848
Synchrony Credit Card Master Note Trust 2015-1 B	2.64%		3/15/2023	9,594	9,500,274
Synchrony Credit Card Master Note Trust 2016-1 A	2.04%		3/15/2022	19,252	19,206,538
Synchrony Credit Card Master Note Trust 2016-2 A	2.21%		5/15/2024	134,727	131,440,699
Synchrony Credit Card Master Note Trust 2016-2 B	2.55%		5/15/2024	42,808	41,909,273
Synchrony Credit Card Master Note Trust 2017-1 A	1.93%		6/15/2023	74,152	72,757,920
Synchrony Credit Card Master Note Trust 2017-1 B	2.19%		6/15/2023	33,423	32,866,215
Synchrony Credit Card Master Note Trust 2017-2 A	2.62%		10/15/2025	95,747	93,156,977
Synchrony Credit Card Master Note Trust 2017-2 B	2.82%		10/15/2025	36,807	35,666,200
Synchrony Credit Card Master Note Trust 2018-2 A	3.47%		5/15/2026	10,006	10,029,802
World Financial Network Credit Card Master Trust 2012-A	3.14%		1/17/2023	12,912	12,920,248
World Financial Network Credit Card Master Trust 2012-D A	2.15%		4/17/2023	7,680	7,639,482
World Financial Network Credit Card Master Trust 2015-B A	2.55%		6/17/2024	37,818	37,292,485
World Financial Network Credit Card Master Trust 2016-A	2.03%		4/15/2025	193,189	187,066,454
World Financial Network Credit Card Master Trust 2016-C M	1.98%		8/15/2023	7,444	7,352,233
World Financial Network Credit Card Master Trust 2017-A	2.12%		3/15/2024	116,291	114,480,965
World Financial Network Credit Card Master Trust 2017-B A	1.98%		6/15/2023	101,152	100,461,385
World Financial Network Credit Card Master Trust 2017-C A	2.31%		8/15/2024	34,320	33,707,343
World Financial Network Credit Card Master Trust 2018-C A	3.55%		8/15/2025	117,526	117,982,389
World Financial Network Credit Card Master Trust 2018-C M	3.95%		8/15/2025	19,966	20,047,034
Total					2,893,231,256

Home Equity 0.01%
Meritage Mortgage Loan Trust 2004-2 M3	3.29% (1 Mo. LIBOR + 0.98%	)#	1/25/2035	2,288	2,247,604

304	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other 10.41%
Access Point Funding I LLC 2017-A†	3.06%		4/15/2029	$13,098	$13,015,892
Allegro CLO IV Ltd. 2016-1A†	3.836% (3 Mo. LIBOR + 1.40%	)#	1/15/2029	21,328	21,341,530
Ammc CLO 19 Ltd. 2016-19A A†	3.936% (3 Mo. LIBOR + 1.50%	)#	10/15/2028	22,450	22,473,979
Anchorage Capital CLO 3-R Ltd. 2014-3RA A†	3.559% (3 Mo. LIBOR + 1.05%	)#	1/28/2031	34,008	33,767,710
Anchorage Capital CLO 4-R Ltd. 2014-4RA A†	3.559% (3 Mo. LIBOR + 1.05%	)#	1/28/2031	42,636	42,371,103
Arbor Realty Collateralized Loan Obligation Ltd. 2017-FL3 A†	3.297% (1 Mo. LIBOR + .99%	)#	12/15/2027	47,836	47,767,193
Arbor Realty Commercial Real Estate Notes Ltd. 2017-FL1 A†	3.607% (1 Mo. LIBOR + 1.30%	)#	4/15/2027	18,057	18,102,829
Arbor Realty Commercial Real Estate Notes Ltd. 2017-FL2 A†	3.297% (1 Mo. LIBOR + .99%	)#	8/15/2027	18,704	18,734,826
Arbor Realty Commercial Real Estate Notes Ltd. 2018-FL1 A†	3.457% (1 Mo. LIBOR + 1.15%	)#	6/15/2028	35,293	35,255,032
Ares XXXIII CLO Ltd. 2015-1A A1R†	3.666% (3 Mo. LIBOR + 1.35%	)#	12/5/2025	46,550	46,674,140
Ascentium Equipment Receivables Trust 2016-2A A3†	1.65%		5/10/2022	16,403	16,324,979
Ascentium Equipment Receivables Trust 2017-1A A3†	2.29%		6/10/2021	15,436	15,292,192
Ascentium Equipment Receivables Trust 2017-2A A2†	2.00%		5/11/2020	11,909	11,847,452
Avery Point V CLO Ltd. 2014-5A AR†	3.429% (3 Mo. LIBOR + .98%	)#	7/17/2026	42,869	42,851,332
Avery Point VII CLO Ltd. 2015-7A A1†	3.936% (3 Mo. LIBOR + 1.50%	)#	1/15/2028	23,500	23,519,014
AXIS Equipment Finance Receivables VI LLC 2018-2A A2†	3.89%		7/20/2022	42,483	42,495,558
B2R Mortgage Trust 2015-2 A†	3.336%		11/15/2048	15,700	15,563,854
BlueMountain CLO Ltd. 2012-2A AR2†	3.695% (3 Mo. LIBOR + 1.05%	)#	11/20/2028	62,910	62,678,019
Bowman Park CLO Ltd. 2014-1A AR†	3.857% (3 Mo. LIBOR + 1.18%	)#	11/23/2025	55,500	55,534,798
Carlyle Global Market Strategies CLO Ltd. 2013-2A AR†	3.335% (3 Mo. LIBOR + .89%	)#	1/18/2029	34,850	34,287,409
Cent CLO Ltd. 2013-19A A1A†	3.839% (3 Mo. LIBOR + 1.33%	)#	10/29/2025	15,725	15,743,879
CNH Equipment Trust 2015-B A4	1.89%		4/15/2022	36,108	35,993,556
CNH Equipment Trust 2015-C A3	1.66%		11/16/2020	9,003	8,968,514

See Notes to Financial Statements.	305

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)
Colombia Cent CLO Ltd. 2018-27A A2A†	4.899% (3 Mo. LIBOR + 1.60%	)#	10/25/2028	$7,358	$7,324,787
Conn’s Receivables Funding LLC 2018-A†	3.25%		1/15/2023	13,846	13,844,031
CoreVest American Finance Trust 2018-1 A†	3.804%		6/15/2051	45,514	45,621,799
Dell Equipment Finance Trust 2016-1 B†	2.03%		7/22/2021	4,801	4,797,841
Dell Equipment Finance Trust 2017-1 A3†	2.14%		4/22/2022	10,180	10,144,098
Diamond Resorts Owner Trust 2015-2 A†	2.99%		5/22/2028	11,947	11,924,607
Diamond Resorts Owner Trust 2016-1 A†	3.08%		11/20/2028	4,838	4,812,895
Diamond Resorts Owner Trust 2018-1 A†	3.70%		1/21/2031	67,666	67,545,234
Diamond Resorts Owner Trust 2018-1 B†	4.19%		1/21/2031	40,432	40,356,648
DLL LLC 2018-1 A2†	2.81%		11/17/2020	14,900	14,880,627
DLL LLC 2018-1 A3†	3.10%		4/18/2022	107,668	107,349,378
DLL LLC 2018-1 A4†	3.27%		4/17/2026	64,285	64,380,746
DLL Securitization Trust 2017-A A2†	1.89%		7/15/2020	22,785	22,701,192
DLL Securitization Trust 2017-A A3†	2.14%		12/15/2021	32,893	32,477,614
DLL Securitization Trust 2017-A A4†	2.43%		11/17/2025	32,826	32,137,527
DRB Prime Student Loan Trust 2015-D A2†	3.20%		1/25/2040	3,296	3,286,667
Dryden 30 Senior Loan Fund 2013-30A AR†	3.434% (3 Mo. LIBOR + .82%	)#	11/15/2028	94,976	94,499,895
Dryden XXV Senior Loan Fund 2012-25A BRR†	3.786% (3 Mo. LIBOR + 1.35%	)#	10/15/2027	36,320	36,102,970
Engs Commercial Finance Trust 2016-1A A2†	2.63%		2/22/2022	15,939	15,832,285
Ford Credit Floorplan Master Owner Trust 2017-2 A1	2.16%		9/15/2022	74,609	73,180,230
FREED ABS TRUST 2018-2 A†	3.99%		10/20/2025	87,446	87,443,079
GreatAmerica Leasing Receivables Funding LLC 2016-1 A3†	1.73%		6/20/2019	516	515,717
Greystone Commercial Real Estate Notes Ltd. 2017-FL1A A†	3.857% (1 Mo. LIBOR + 1.55%	)#	3/15/2027	51,810	51,819,336
Greystone Commercial Real Estate Notes Ltd. 2017-FL1A B†	5.057% (1 Mo. LIBOR + 2.75%	)#	3/15/2027	5,711	5,721,050
Greystone Commercial Real Estate Notes Ltd. 2018-HC1 A†	3.83% (1 Mo. LIBOR + 1.55%	)#	9/15/2028	72,464	72,470,877
Greystone Commercial Real Estate Notes Ltd. 2018-HC1 AS†	4.43% (1 Mo. LIBOR + 2.15%	)#	9/15/2028	22,123	22,128,880
H/2 Asset Funding 2014-1 Ltd.	3.969% (1 Mo. LIBOR + .77%	)	3/19/2037	4,830	4,849,591
Halcyon Loan Advisors Funding Ltd. 2015-2A AR†	3.57% (3 Mo. LIBOR + 1.08%	)#	7/25/2027	28,893	28,905,048

306	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)
Halcyon Loan Advisors Funding Ltd. 2015-2A BR†	4.14% (3 Mo. LIBOR + 1.65%	)#	7/25/2027	$17,477	$17,465,778
Hyundai Floorplan Master Owner Trust 2016-1A A1†	3.207% (1 Mo. LIBOR + .90%	)#	3/15/2021	14,807	14,835,050
Hyundai Floorplan Master Owner Trust 2016-1A A2†	1.81%		3/15/2021	17,194	17,128,721
Jamestown CLO VII Ltd. 2015-7A A1R†	3.32% (3 Mo. LIBOR + .83%	)#	7/25/2027	44,247	43,940,722
Jamestown CLO VII Ltd. 2015-7A A2R†	3.79% (3 Mo. LIBOR + 1.30%	)#	7/25/2027	35,299	34,749,695
JFIN CLO Ltd. 2014-1A B1R†	3.919% (3 Mo. LIBOR + 1.45%	)#	4/21/2025	9,500	9,500,504
KREF Ltd. 2018-FL1 A†	3.402% (1 Mo. LIBOR + 1.10%	)#	6/15/2036	13,341	13,307,690
M360 LLC 2018-CRE1 A†	4.395%		7/24/2028	54,900	55,108,335
Madison Park Funding XXI Ltd. 2016-21A A1†	4.02% (3 Mo. LIBOR + 1.53%	)#	7/25/2029	22,700	22,806,647
Magnetite VII Ltd. 2012-7A A1R2†	3.236% (3 Mo. LIBOR + .80%	)#	1/15/2028	103,715	103,116,409
Magnetite XI Ltd. 2014-11A A1R†	3.565% (3 Mo. LIBOR + 1.12%	)#	1/18/2027	47,816	47,840,592
Magnetite XVIII Ltd. 2016-18A AR†	3.696% (3 Mo. LIBOR + 1.08%	)#	11/15/2028	44,643	44,614,268
Mercedes-Benz Master Owner Trust 2016-BA A†	3.007% (1 Mo. LIBOR + .70%	)#	5/17/2021	27,100	27,169,411
Mountain Hawk III CLO Ltd. 2014-3A AR†	3.645% (3 Mo. LIBOR + 1.20%	)#	4/18/2025	58,782	58,800,293
Mountain View CLO X Ltd. 2015-10A AR†	3.256% (3 Mo. LIBOR + .82%	)#	10/13/2027	61,081	60,972,471
MVW Owner Trust 2017-1A A†	2.42%		12/20/2034	9,499	9,217,554
Navient Student Loan Trust 2016-5A A†	3.565% (1 Mo. LIBOR + 1.25%	)#	6/25/2065	25,745	26,426,846
Navient Student Loan Trust 2018-1A A1†	2.505% (1 Mo. LIBOR + .19%	)#	3/25/2067	5,932	5,932,447
NextGear Floorplan Master Owner Trust 2016-1A A2†	2.74%		4/15/2021	56,589	56,524,223
NextGear Floorplan Master Owner Trust 2016-2A A2†	2.19%		9/15/2021	34,216	33,968,468
NextGear Floorplan Master Owner Trust 2017-1A A2†	2.54%		4/18/2022	70,279	69,621,638
NextGear Floorplan Master Owner Trust 2018-2A A2†	3.69%		10/16/2023	48,361	48,705,877
NextGear Floorplan Master Owner Trust 2018-2A B†	4.01%		10/16/2023	19,277	19,379,507

See Notes to Financial Statements.	307

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)
Nissan Master Owner Trust Receivables 2016-A A2	1.54%		6/15/2021	$26,669	$26,457,502
NorthStar Real Estate CDO VIII Ltd. 2006-8A A2†	2.709% (1 Mo. LIBOR + .36%	)#	2/1/2041	4,149	4,162,336
Oaktree CLO Ltd. 2015-1A A1R†	3.339% (3 Mo. LIBOR + .87%	)#	10/20/2027	29,033	29,029,356
OCP CLO Ltd. 2015-10A A2AR†	3.808% (3 Mo. LIBOR + 1.30%	)#	10/26/2027	24,351	24,259,784
OCP CLO Ltd. 2015-9A A2R†	3.786% (3 Mo. LIBOR + 1.35%	)#	7/15/2027	25,719	25,629,405
OCP CLO Ltd. 2016-12A A1R†	3.565% (3 Mo. LIBOR + 1.12%	)#	10/18/2028	38,344	38,392,053
OCP CLO Ltd. 2016-12A A2R†	4.045% (3 Mo. LIBOR + 1.60%	)#	10/18/2028	28,451	28,468,034
Octagon Investment Partners XXI Ltd. 2014-1A A1AR†	3.964% (3 Mo. LIBOR + 1.35%	)#	11/14/2026	118,079	118,133,434
OHA Loan Funding Ltd. 2015-1A AR†	4.026% (3 Mo. LIBOR + 1.41%	)#	8/15/2029	24,559	24,624,943
OneMain Financial Issuance Trust 2015-1A A†	3.19%		3/18/2026	20,614	20,647,106
OneMain Financial Issuance Trust 2016-1A A†	3.66%		2/20/2029	36,598	36,667,401
OneMain Financial Issuance Trust 2016-2A A†	4.10%		3/20/2028	1,694	1,700,909
OneMain Financial Issuance Trust 2016-2A B†	5.94%		3/20/2028	2,851	2,899,490
Orec Ltd. 2018-CRE1 A†(a)	3.487% (1 Mo. LIBOR + 1.18%	)#	6/15/2036	84,853	84,895,647
OZLM VIII Ltd. 2014-8A A1RR†	3.625% (3 Mo. LIBOR + 1.17%	)#	10/17/2029	19,539	19,539,000	(b)
Palmer Square Loan Funding Ltd. 2018-1A A1†	3.036% (3 Mo. LIBOR + .60%	)#	4/15/2026	80,961	80,686,989
Palmer Square Loan Funding Ltd. 2018-1A A2†	3.486% (3 Mo. LIBOR + 1.05%	)#	4/15/2026	29,189	28,478,353
Palmer Square Loan Funding Ltd. 2018-5A A1†(a)	–	(c)	1/20/2027	77,054	77,054,000
Palmer Square Loan Funding Ltd. 2018-5A A2†(a)	–	(c)	1/20/2027	18,310	18,310,000
Parallel Ltd. 2015-1A AR†	3.319% (3 Mo. LIBOR + .85%	)#	7/20/2027	73,583	73,428,755
PFS Financing Corp. 2016-BA A†	1.87%		10/15/2021	19,317	19,113,660
PFS Financing Corp. 2018-A A†	2.68% (1 Mo. LIBOR + .40%	)#	2/15/2022	20,037	20,032,492
PFS Financing Corp. 2018-B A†	2.89%		2/15/2023	80,262	79,346,299
Ready Capital Mortgage Financing LLC 2018-FL2 A†	3.165% (1 Mo. LIBOR + .85%	)#	6/25/2035	48,108	48,143,157
ReadyCap Commercial Mortgage Trust 2017-FL1 A†	3.165% (1 Mo. LIBOR + .85%	)#	5/25/2034	1,464	1,466,371
Recette CLO Ltd. 2015-1A AR†	3.389% (3 Mo. LIBOR + .92%	)#	10/20/2027	8,750	8,744,952

308	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)
Regatta VI Funding Ltd. 2016-1A AR†	3.549% (3 Mo. LIBOR + 1.08%	)#	7/20/2028	$37,010	$37,038,268
Salem Fields CLO Ltd. 2016-2A A1R†	3.64% (3 Mo. LIBOR + 1.15%	)#	10/25/2028	5,450	5,450,798
Salem Fields CLO Ltd. 2016-2A A2R†	4.19% (3 Mo. LIBOR + 1.70%	)#	10/25/2028	30,313	30,329,366
SCF Equipment Leasing LLC 2017-2A A†	3.41%		12/20/2023	22,652	22,514,560
SCF Equipment Leasing LLC 2018-1A A1†	2.81%		4/20/2021	61,726	61,662,318
SCF Equipment Leasing LLC 2018-1A A2†	3.63%		10/20/2024	94,412	94,305,305
Seneca Park CLO Ltd. 2014-1A AR†	3.569% (3 Mo. LIBOR + 1.12%	)#	7/17/2026	20,783	20,793,732
SLM Private Education Loan Trust 2010-A 2A†	5.557% (1 Mo. LIBOR + 3.25%	)#	5/16/2044	10,618	10,783,744
SLM Student Loan Trust 2011-1 A1	2.835% (1 Mo. LIBOR + .52%	)#	3/25/2026	4,236	4,245,450
SoFi Consumer Loan Program LLC 2016-2A A†	3.09%		10/27/2025	2,982	2,974,642
SoFi Professional Loan Program 2017-D A1FX†	1.72%		9/25/2040	24,040	23,861,920
SoFi Professional Loan Program LLC 2017-C A2A†	1.75%		7/25/2040	14,152	14,028,995
SoFi Professional Loan Program LLC 2017-E A2A†	1.86%		11/26/2040	59,279	58,436,433
SoFi Professional Loan Program LLC 2017-F A1FX†	2.05%		1/25/2041	24,139	23,901,133
SoFi Professional Loan Program LLC 2018-A A2A†	2.39%		2/25/2042	43,045	42,598,561
Sound Point CLO IX Ltd. 2015-2A AR†	3.349% (3 Mo. LIBOR + .88%	)#	7/20/2027	13,272	13,216,988
Sound Point CLO XI Ltd. 2016-1A A†	4.119% (3 Mo. LIBOR + 1.65%	)#	7/20/2028	49,000	49,039,518
Sound Point CLO XI Ltd. 2016-1A AR†(a)	–	(c)	7/20/2028	43,040	43,040,000	(b)
Springleaf Funding Trust 2015-AA A†	3.16%		11/15/2024	2,427	2,425,227
TCI-Symphony CLO Ltd. 2016-1A A†	3.916% (3 Mo. LIBOR + 1.48%	)#	10/13/2029	13,100	13,131,775
Thacher Park CLO Ltd. 2014-1A AR†	3.629% (3 Mo. LIBOR + 1.16%	)#	10/20/2026	62,950	63,072,375
Towd Point Asset Trust 2018-SL1 A†	2.906% (1 Mo. LIBOR + .60%	)#	1/25/2046	74,731	74,504,782
TPG Real Estate Finance Issuer Ltd. 2018-FL2 A†	3.373% (1 Mo. LIBOR + 1.13%	)#	11/15/2037	76,177	76,735,933
Wells Fargo Dealer Floorplan Master Note Trust 2015-2 A	2.951% (1 Mo. LIBOR + .65%	)#	1/20/2022	14,610	14,668,832
Westgate Resorts LLC 2014-1A A†	2.15%		12/20/2026	5,093	5,084,220
Westgate Resorts LLC 2014-1A B†	3.25%		12/20/2026	1,904	1,900,798
Westgate Resorts LLC 2016-1A A†	3.50%		12/20/2028	21,980	21,908,312

See Notes to Financial Statements.	309

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Other (continued)
WhiteHorse VIII Ltd. 2014-1A BR†	3.991% (3 Mo. LIBOR + 1.45%	)#	5/1/2026		$55,578	$55,488,325
Total						4,326,246,323
Total Asset-Backed Securities (cost $11,218,362,400)						11,146,606,335

				Shares (000)

COMMON STOCKS 0.05%

Electric: Power 0.00%
Eneva SA*(d)				BRL	52	162,856
Oil 0.05%
Chaparral Energy, Inc. Class A*					1,577	15,690,324
Chaparral Energy, Inc. Class B*					329	4,771,950
Dommo Energia SA*(d)				BRL	5,487	1,881,482
Templar Energy LLC Class A Units					178	177,647
Total						22,521,403
Total Common Stocks (cost $58,789,900)						22,684,259

				Principal Amount (000)

CONVERTIBLE BONDS 0.10%

Electric: Power 0.01%
Clearway Energy, Inc.†	3.25%		6/1/2020		$5,980	5,681,000

Energy Equipment & Services 0.02%
Tesla Energy Operations, Inc.	1.625%		11/1/2019		6,257	5,884,815

Real Estate Investment Trusts 0.07%
VEREIT, Inc.	3.75%		12/15/2020		29,318	29,153,379
Total Convertible Bonds (cost $41,362,783)						40,719,194

CORPORATE BONDS 37.10%

Aerospace/Defense 0.50%
Bombardier, Inc. (Canada)†(e)	6.00%		10/15/2022		681	648,720
Bombardier, Inc. (Canada)†(e)	6.125%		1/15/2023		51,444	49,000,410
Bombardier, Inc. (Canada)†(e)	8.75%		12/1/2021		66,915	69,257,025
Embraer Overseas Ltd.†	5.696%		9/16/2023		21,598	22,623,905
Embraer SA (Brazil)(e)	5.15%		6/15/2022		922	950,822

310	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Aerospace/Defense (continued)
L3 Technologies, Inc.	4.95%	2/15/2021	$3,507	$3,588,886
Triumph Group, Inc.	4.875%	4/1/2021	19,388	18,079,310
United Technologies Corp.	3.65%	8/16/2023	44,438	43,845,699
Total				207,994,777

Air Transportation 0.25%
Air Canada 2015-1 Class B Pass-Through Trust (Canada)†(e)	3.875%	9/15/2024	10,104	9,889,492
Air Canada 2015-2 Class B Pass-Through Trust (Canada)†(e)	5.00%	6/15/2025	6,133	6,209,996
American Airlines 2011-1 Class A Pass-Through Trust	5.25%	7/31/2022	5,234	5,370,500
American Airlines 2013-1 Class B Pass-Through Trust†	5.625%	7/15/2022	12,146	12,305,650
American Airlines 2013-2 Class B Pass-Through Trust†	5.60%	1/15/2022	28,527	28,990,204
American Airlines 2014-1 Class B Pass-Through Trust	4.375%	4/1/2024	17,536	17,455,577
Continental Airlines 2012-1 Class B Pass-Through Trust	6.25%	10/11/2021	3,271	3,344,836
UAL 2007-1 Pass Through Trust	7.336%	1/2/2021	3,268	3,333,629
United Airlines 2014-1 Class B Pass-Through Trust	4.75%	10/11/2023	6,355	6,430,004
US Airways 2012-2 Class B Pass-Through Trust	6.75%	12/3/2022	8,078	8,505,915
Total				101,835,803

Auto Parts: Original Equipment 0.18%
American Axle & Manufacturing, Inc.	6.625%	10/15/2022	15,817	15,817,000
Nexteer Automotive Group Ltd.†	5.875%	11/15/2021	18,774	19,202,830
Titan International, Inc.	6.50%	11/30/2023	9,447	8,762,092
ZF North America Capital, Inc.†	4.00%	4/29/2020	29,345	29,181,154
Total				72,963,076

Automotive 1.98%
Daimler Finance North America LLC†	3.75%	11/5/2021	39,267	39,105,948
Deck Chassis Acquisition, Inc.†	10.00%	6/15/2023	16,765	17,267,950
Fiat Chrysler Automobiles NV (United Kingdom)(e)	5.25%	4/15/2023	7,400	7,433,300
Ford Motor Credit Co. LLC	3.096%	5/4/2023	8,935	8,073,537
Ford Motor Credit Co. LLC	4.14%	2/15/2023	11,200	10,625,013
Ford Motor Credit Co. LLC	2.979%	8/3/2022	22,750	20,996,182
Ford Motor Credit Co. LLC	3.219%	1/9/2022	6,933	6,531,147
Ford Motor Credit Co. LLC	3.339%	3/28/2022	99,594	93,915,622

See Notes to Financial Statements.	311

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2018

Investments	Interest Rate		Maturity Date		Principal Amount (000)	Fair Value
Automotive (continued)
Ford Motor Credit Co. LLC	5.875%		8/2/2021		$46,167	$47,065,922
Ford Motor Credit Co. LLC	8.125%		1/15/2020		116,473	121,364,128
General Motors Co.	4.875%		10/2/2023		40,849	40,930,326
General Motors Financial Co., Inc.	3.15%		6/30/2022		71,100	67,529,837
General Motors Financial Co., Inc.	3.20%		7/6/2021		23,156	22,491,428
General Motors Financial Co., Inc.	4.20%		3/1/2021		56,815	56,577,535
General Motors Financial Co., Inc.	4.375%		9/25/2021		40,044	40,038,150
Hyundai Capital America†	1.75%		9/27/2019		32,216	31,760,687
Hyundai Capital America†	2.00%		7/1/2019		3,760	3,732,034
Hyundai Capital America†	2.50%		3/18/2019		15,873	15,845,286
Hyundai Capital America†	3.25%		9/20/2022		23,225	22,492,839
Hyundai Capital America†	3.45%		3/12/2021		8,901	8,794,863
Hyundai Capital Services, Inc. (South Korea)†(e)	3.00%		8/29/2022		47,447	45,552,615
Volkswagen Group of America Finance LLC†	3.875%		11/13/2020		43,791	43,837,859
Volkswagen Group of America Finance LLC†	4.00%		11/12/2021		51,664	51,558,137
Total						823,520,345

Banks: Regional 7.30%
ABN AMRO Bank NV (Netherlands)†(e)	2.10%		1/18/2019		37,572	37,579,327
ABN AMRO Bank NV (Netherlands)(e)	6.25%		4/27/2022		64,981	68,757,176
Akbank T.A.S. (Turkey)†(e)	5.00%		10/24/2022		20,000	18,167,520
ASB Bank Ltd. (New Zealand)†(e)	3.75%		6/14/2023		31,956	31,785,195
Associated Banc-Corp.	2.75%		11/15/2019		14,409	14,332,447
Associated Bank NA	3.50%		8/13/2021		27,007	26,806,301
Banco Bilbao Vizcaya Argentaria SA (Spain)(e)	3.00%		10/20/2020		4,858	4,798,320
Banco de Credito del Peru (Panama)†(e)	2.25%		10/25/2019		4,200	4,158,000
Banco Santander SA (Spain)(e)	3.848%		4/12/2023		22,600	21,817,217
Bank of America Corp.	2.328% (3 Mo. LIBOR + .63%	)#	10/1/2021		44,078	43,085,354
Bank of America Corp.	2.369% (3 Mo. LIBOR + .66%	)#	7/21/2021		27,991	27,419,625
Bank of America Corp.	3.004% (3 Mo. LIBOR + .79%	)#	12/20/2023		121,834	116,886,340
Bank of America Corp.	5.49%		3/15/2019		73,252	73,725,779
Barclays Bank plc (United Kingdom)†(e)	10.179%		6/12/2021		72,409	81,819,844
Barclays plc (United Kingdom)(e)	2.75%		11/8/2019		19,368	19,191,829
Barclays plc (United Kingdom)(e)	8.25% (5 Yr. SWAP + 6.71%	)#	–	(f)	42,230	42,289,840
CIT Group, Inc.	4.125%		3/9/2021		18,321	18,321,000
Citigroup, Inc.	2.876% (3 Mo. LIBOR + .95%	)#	7/24/2023		46,599	44,721,407
Citigroup, Inc.	2.90%		12/8/2021		19,680	19,147,368
Citigroup, Inc.	3.199% (3 Mo. LIBOR + .69%	)#	10/27/2022		70,181	69,328,700

312	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional (continued)
Citigroup, Inc.	4.05%		7/30/2022	$30,148	$30,292,541
Citigroup, Inc.	8.50%		5/22/2019	20,811	21,324,550
Citizens Financial Group, Inc.†	4.15%		9/28/2022	4,253	4,217,320
Credit Suisse AG	5.40%		1/14/2020	25,975	26,399,203
Credit Suisse AG (Switzerland)†(e)	6.50%		8/8/2023	37,858	39,750,900
Credit Suisse Group Funding Guernsey Ltd. (Guernsey)(e)	3.125%		12/10/2020	44,266	43,666,093
Danske Bank A/S (Denmark)†(e)	2.00%		9/8/2021	11,268	10,625,035
Danske Bank A/S (Denmark)†(e)	2.80%		3/10/2021	5,243	5,106,699
Discover Bank	3.35%		2/6/2023	16,429	15,813,382
Discover Bank	7.00%		4/15/2020	56,305	58,619,536
Discover Bank	8.70%		11/18/2019	24,607	25,745,631
Goldman Sachs Group, Inc. (The)	2.876% (3 Mo. LIBOR + .95%	)#	10/31/2022	69,717	67,294,069
Goldman Sachs Group, Inc. (The)	2.908% (3 Mo. LIBOR + 1.05%	)#	6/5/2023	51,426	49,331,793
Goldman Sachs Group, Inc. (The)	3.618% (3 Mo. LIBOR + 1.11%	)#	4/26/2022	53,568	53,560,934
Goldman Sachs Group, Inc. (The)	5.25%		7/27/2021	28,945	29,888,106
Goldman Sachs Group, Inc. (The)	5.375%		3/15/2020	43,678	44,685,693
Goldman Sachs Group, Inc. (The)	5.75%		1/24/2022	18,050	18,943,094
Goldman Sachs Group, Inc. (The)	6.00%		6/15/2020	58,885	60,945,570
HSBC Bank USA NA	4.875%		8/24/2020	42,819	43,603,117
Huntington Bancshares, Inc.	7.00%		12/15/2020	19,171	20,433,108
ING Bank NV (Netherlands)†(e)	2.45%		3/16/2020	8,472	8,371,422
ING Bank NV (Netherlands)†(e)	5.80%		9/25/2023	18,400	19,131,849
Intesa Sanpaolo SpA (Italy)†(e)	3.125%		7/14/2022	21,382	19,329,799
Intesa Sanpaolo SpA (Italy)†(e)	3.375%		1/12/2023	18,204	16,374,105
Intesa Sanpaolo SpA (Italy)(e)	3.875%		1/15/2019	121,832	121,795,299
Intesa Sanpaolo SpA (Italy)†(e)	6.50%		2/24/2021	77,183	78,155,860
Lloyds Bank plc (United Kingdom)†(e)	6.50%		9/14/2020	63,110	65,570,533
Macquarie Bank Ltd. (Australia)†(e)	6.625%		4/7/2021	9,033	9,543,611
Macquarie Group Ltd. (Australia)†(e)	3.189% (3 Mo. LIBOR + 1.02%	)#	11/28/2023	6,600	6,287,516
Macquarie Group Ltd. (Australia)†(e)	4.15% (3 Mo. LIBOR + 1.33%	)#	3/27/2024	45,822	45,404,150
Macquarie Group Ltd. (Australia)†(e)	6.00%		1/14/2020	23,234	23,834,791
Macquarie Group Ltd. (Australia)†(e)	7.625%		8/13/2019	15,062	15,495,969
Manufacturers & Traders Trust Co.	3.378% (3 Mo. LIBOR + .64%	)#	12/1/2021	15,000	14,896,255

See Notes to Financial Statements.	313

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional (continued)
Manufacturers & Traders Trust Co.	3.552% (1 Mo. LIBOR + 1.22%	)#	12/28/2020	$12,384	$12,387,411
Morgan Stanley	3.649% (3 Mo. LIBOR + 1.18%	)#	1/20/2022	47,070	47,231,881
Morgan Stanley	4.875%		11/1/2022	29,889	30,556,659
Morgan Stanley	5.50%		7/24/2020	30,665	31,575,890
Morgan Stanley	5.625%		9/23/2019	41,508	42,264,183
Morgan Stanley	7.30%		5/13/2019	21,726	22,120,706
NBK SPC Ltd. (United Arab Emirates)†(e)	2.75%		5/30/2022	32,710	31,420,572
Nordea Bank AB (Finland)†(e)	4.25%		9/21/2022	13,268	13,230,642
Nordea Bank Abp (Finland)†(e)	4.875%		5/13/2021	62,259	63,165,758
People’s United Bank NA	4.00%		7/15/2024	5,725	5,676,629
Popular, Inc.	6.125%		9/14/2023	13,517	13,533,896
QNB Finansbank AS (Turkey)†(e)	6.25%		4/30/2019	19,403	19,422,946
Royal Bank of Scotland Group plc (United Kingdom)(e)	3.498% (3 Mo. LIBOR + 1.48%	)#	5/15/2023	51,464	49,083,058
Royal Bank of Scotland Group plc (United Kingdom)(e)	6.125%		12/15/2022	14,683	14,915,701
Royal Bank of Scotland Group plc (United Kingdom)(e)	6.40%		10/21/2019	24,148	24,694,036
Santander UK Group Holdings plc (United Kingdom)(e)	2.875%		8/5/2021	82,151	79,052,757
Santander UK Group Holdings plc (United Kingdom)(e)	3.373% (3 Mo. LIBOR + 1.08%	)#	1/5/2024	36,966	34,856,210
Santander UK Group Holdings plc (United Kingdom)(e)	3.571%		1/10/2023	30,975	29,627,745
Sberbank of Russia Via SB Capital SA (Luxembourg)(e)	4.15%		3/6/2019	90,911	90,860,999
Standard Chartered Bank Hong Kong Ltd. (Hong Kong)(e)	5.875%		6/24/2020	29,122	30,005,416
Standard Chartered plc (United Kingdom)†(e)	4.247% (3 Mo. LIBOR + 1.15%	)#	1/20/2023	41,630	41,352,286
SVB Financial Group	5.375%		9/15/2020	6,523	6,732,406
Turkiye Halk Bankasi AS (Turkey)†(e)	3.875%		2/5/2020	14,107	12,680,585
Turkiye Halk Bankasi AS (Turkey)†(e)	4.75%		6/4/2019	32,806	31,920,238
Turkiye Vakiflar Bankasi TAO (Turkey)†(e)	5.625%		5/30/2022	23,009	20,368,671
Turkiye Vakiflar Bankasi TAO (Turkey)†(e)	5.75%		1/30/2023	28,476	24,339,291
UBS AG	7.625%		8/17/2022	66,633	71,547,184
UBS AG (United Kingdom)†(e)	2.45%		12/1/2020	45,415	44,471,185
UBS Group Funding Switzerland AG (Switzerland)†(e)	2.65%		2/1/2022	42,503	40,892,556

314	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional (continued)
UBS Group Funding Switzerland AG (Switzerland)†(e)	2.859%	#(g)	8/15/2023	$10,282	$9,827,701
UBS Group Funding Switzerland AG (Switzerland)†(e)	3.491%		5/23/2023	28,338	27,519,853
UBS Group Funding Switzerland AG (Switzerland)†(e)	3.873% (3 Mo. LIBOR + 1.22%	)#	5/23/2023	37,578	37,655,570
Wells Fargo & Co.	3.069%		1/24/2023	70,995	68,612,465
Zions Bancorp N.A.	3.50%		8/27/2021	10,181	10,143,977
Total					3,032,323,185

Beverages 0.18%
Keurig Dr Pepper, Inc.	3.20%		11/15/2021	25,234	24,841,589
Keurig Dr Pepper, Inc.†	4.057%		5/25/2023	49,630	48,989,772
Total					73,831,361

Biotechnology Research & Production 0.04%
Sotera Health Topco, Inc. PIK 8.875%†	8.125%		11/1/2021	17,628	17,231,370

Building Materials 0.48%
Boral Finance Pty Ltd. (Australia)†(e)	3.00%		11/1/2022	13,924	13,409,147
CPG Merger Sub LLC†	8.00%		10/1/2021	33,534	33,366,330
Griffon Corp.	5.25%		3/1/2022	44,219	41,455,312
Holcim US Finance Sarl & Cie SCS (Luxembourg)†(e)	6.00%		12/30/2019	71,442	73,282,049
Johnson Controls International plc	5.00%		3/30/2020	225	229,160
Standard Industries, Inc.†	5.375%		11/15/2024	5,681	5,418,254
Summit Materials LLC/Summit Materials Finance Corp.	8.50%		4/15/2022	8,063	8,526,623
Vulcan Materials Co.	3.388% (3 Mo. LIBOR + .65%	)#	3/1/2021	24,266	24,299,823
Total					199,986,698

Business Services 0.31%
APX Group, Inc.	8.75%		12/1/2020	66,229	63,579,840
Ashtead Capital, Inc.†	5.625%		10/1/2024	14,135	14,400,031
Chicago Parking Meters LLC†	5.489%		12/30/2020	23,478	22,939,915
Equifax, Inc.	3.60%		8/15/2021	13,589	13,497,419
IHS Markit Ltd. (United Kingdom)(e)	4.125%		8/1/2023	13,549	13,411,478
Verisk Analytics, Inc.	4.875%		1/15/2019	2,325	2,329,697
Total					130,158,380

Chemicals 0.84%
Blue Cube Spinco LLC	9.75%		10/15/2023	8,311	9,320,288
Blue Cube Spinco LLC	10.00%		10/15/2025	2,523	2,895,143

See Notes to Financial Statements.	315

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Chemicals (continued)
Braskem Netherlands Finance BV (Netherlands)†(e)	3.50%	1/10/2023	$14,085	$13,338,495
Celanese US Holdings LLC	4.625%	11/15/2022	9,901	10,071,737
Celanese US Holdings LLC	5.875%	6/15/2021	48,400	50,568,676
CNAC HK Finbridge Co. Ltd. (Hong Kong)(e)	3.00%	7/19/2020	20,000	19,696,140
CNAC HK Finbridge Co. Ltd. (Hong Kong)(e)	3.50%	7/19/2022	19,800	19,128,503
DowDuPont, Inc.	3.766%	11/15/2020	35,354	35,538,731
DowDuPont, Inc.	4.205%	11/15/2023	26,523	26,787,406
Equate Petrochemical BV (Netherlands)†(e)	3.00%	3/3/2022	11,400	10,931,175
Rayonier AM Products, Inc.†	5.50%	6/1/2024	3,928	3,613,760
SABIC Capital II BV (Netherlands)†(e)	4.00%	10/10/2023	18,560	18,350,272
Syngenta Finance NV (Netherlands)†(e)	3.698%	4/24/2020	21,687	21,544,151
Syngenta Finance NV (Netherlands)†(e)	3.933%	4/23/2021	26,837	26,406,307
Syngenta Finance NV (Netherlands)†(e)	4.441%	4/24/2023	9,425	9,075,613
Yara International ASA (Norway)†(e)	7.875%	6/11/2019	71,524	73,178,780
Total				350,445,177

Coal 0.07%
Eterna Capital Pte Ltd. PIK 1.00% (Singapore)(e)	7.50%	12/11/2022	23,232	22,805,916
Peabody Energy Corp.†	6.00%	3/31/2022	7,563	7,501,551
Total				30,307,467

Computer Hardware 0.50%
Dell International LLC/EMC Corp.†	5.45%	6/15/2023	77,336	79,143,780
Dell International LLC/EMC Corp.†	4.42%	6/15/2021	79,955	80,087,562
Dell International LLC/EMC Corp.†	5.875%	6/15/2021	19,099	19,414,821
GCI LLC	6.75%	6/1/2021	19,818	19,842,772
HT Global IT Solutions Holdings Ltd. (Mauritius)†(e)	7.00%	7/14/2021	9,770	9,926,320
Total				208,415,255

Computer Software 0.38%
Dun & Bradstreet Corp. (The)	4.25%	6/15/2020	2,203	2,225,030
First Data Corp.†	5.75%	1/15/2024	29,240	29,459,300
Infor Software Parent LLC/Infor Software Parent, Inc. PIK 7.875%†	7.125%	5/1/2021	21,947	22,001,867
Informatica LLC†	7.125%	7/15/2023	27,944	28,223,440
Sophia LP/Sophia Finance, Inc.†	9.00%	9/30/2023	32,277	33,406,695
TIBCO Software, Inc.†	11.375%	12/1/2021	39,604	42,029,745
Total				157,346,077

316	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Construction/Homebuilding 0.34%
Ashton Woods USA LLC/Ashton Woods Finance Co.†	6.875%	2/15/2021	$7,197	$7,053,060
Brookfield Residential Properties, Inc. (Canada)†(e)	6.50%	12/15/2020	51,305	51,305,000
Century Communities, Inc.	6.875%	5/15/2022	13,750	13,846,250
D.R. Horton, Inc.	3.75%	3/1/2019	400	399,932
D.R. Horton, Inc.	4.00%	2/15/2020	500	500,744
D.R. Horton, Inc.	4.375%	9/15/2022	9,273	9,301,210
D.R. Horton, Inc.	4.75%	2/15/2023	4,048	4,110,380
D.R. Horton, Inc.	5.75%	8/15/2023	4,934	5,177,356
M/I Homes, Inc.	6.75%	1/15/2021	13,024	13,040,280
Taylor Morrison Communities, Inc.	6.625%	5/15/2022	8,820	8,886,150
William Lyon Homes, Inc.	7.00%	8/15/2022	28,406	28,556,552
Total				142,176,914

Containers 0.31%
OI European Group BV (Netherlands)†(e)	4.00%	3/15/2023	13,628	12,776,250
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	6.875%	2/15/2021	3,029	3,048,015
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	5.75%	10/15/2020	109,667	109,667,136
WestRock RKT Co.	4.45%	3/1/2019	1,280	1,283,223
Total				126,774,624

Diversified 0.07%
Spectrum Brands Holdings, Inc.	7.75%	1/15/2022	29,067	29,721,007

Drugs 0.36%
AmerisourceBergen Corp.	3.50%	11/15/2021	8,086	8,042,464
Bayer US Finance II LLC†	2.75%	7/15/2021	17,625	17,040,200
Bayer US Finance II LLC†	3.875%	12/15/2023	22,800	22,294,090
Bayer US Finance LLC†	2.375%	10/8/2019	18,242	18,081,296
Elanco Animal Health, Inc.†	3.912%	8/27/2021	10,724	10,724,146
Elanco Animal Health, Inc.†	4.272%	8/28/2023	12,506	12,429,473
Express Scripts Holding Co.	4.75%	11/15/2021	13,581	13,933,568
Takeda Pharmaceutical Co. Ltd. (Japan)†(e)	3.80%	11/26/2020	25,836	25,908,202
Teva Pharmaceutical Finance Co. BV (Curacao)(e)	3.65%	11/10/2021	6,532	6,242,967
Teva Pharmaceutical Finance Netherlands III BV (Netherlands)(e)	1.70%	7/19/2019	14,289	14,129,040
Total				148,825,446

See Notes to Financial Statements.	317

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electric: Power 1.99%
AES Corp. (The)	4.875%	5/15/2023	$23,223	$23,135,914
Ausgrid Finance Pty Ltd. (Australia)†(e)	3.85%	5/1/2023	68,200	67,691,285
Dominion Energy, Inc.	2.962%	7/1/2019	20,895	20,864,387
Dominion Energy, Inc.	4.104%	4/1/2021	60,731	61,000,815
Duquesne Light Holdings, Inc.†	5.90%	12/1/2021	16,951	17,830,278
Duquesne Light Holdings, Inc.†	6.40%	9/15/2020	23,223	24,267,902
Emera US Finance LP	2.70%	6/15/2021	1,400	1,356,946
Enel Finance International NV (Netherlands)†(e)	2.75%	4/6/2023	37,000	33,560,617
Enel Finance International NV (Netherlands)†(e)	2.875%	5/25/2022	88,192	82,474,414
Exelon Generation Co. LLC	3.40%	3/15/2022	5,404	5,325,945
Exelon Generation Co. LLC	4.25%	6/15/2022	1,921	1,938,150
Jersey Central Power & Light Co.†	4.70%	4/1/2024	36,939	38,087,859
Jersey Central Power & Light Co.	7.35%	2/1/2019	6,525	6,571,443
Metropolitan Edison Co.	7.70%	1/15/2019	17,888	17,981,932
Oklahoma Gas & Electric Co.	8.25%	1/15/2019	4,368	4,395,164
Origin Energy Finance Ltd. (Australia)†(e)	5.45%	10/14/2021	14,011	14,492,435
Pennsylvania Electric Co.	5.20%	4/1/2020	2,065	2,111,477
PNM Resources, Inc.	3.25%	3/9/2021	18,627	18,365,962
PPL WEM Ltd./Western Power Distribution Ltd. (United Kingdom)†(e)	5.375%	5/1/2021	40,371	41,627,140
PSEG Power LLC	3.85%	6/1/2023	45,285	44,903,325
PSEG Power LLC	4.15%	9/15/2021	1,165	1,175,248
PSEG Power LLC	5.125%	4/15/2020	2,486	2,532,800
Puget Energy, Inc.	6.00%	9/1/2021	31,295	32,890,812
SCANA Corp.	4.125%	2/1/2022	27,470	27,073,520
SCANA Corp.	4.75%	5/15/2021	65,581	65,855,104
SCANA Corp.	6.25%	4/1/2020	34,506	35,385,174
State Grid Overseas Investment 2016 Ltd.†	2.25%	5/4/2020	54,420	53,438,177
TECO Finance, Inc.	5.15%	3/15/2020	9,631	9,825,813
TransAlta Corp. (Canada)(e)	4.50%	11/15/2022	1,047	1,016,659
Vistra Energy Corp.	7.375%	11/1/2022	67,211	69,899,440
Total				827,076,137

Electrical Equipment 0.72%
Broadcom Corp./Broadcom Cayman Finance Ltd.	2.65%	1/15/2023	55,592	51,945,656
Broadcom Corp./Broadcom Cayman Finance Ltd.	3.00%	1/15/2022	93,588	90,101,259
Marvell Technology Group Ltd Term Loan	4.20%	6/22/2023	27,368	27,130,101
NXP BV/NXP Funding LLC (Netherlands)†(e)	3.875%	9/1/2022	10,454	10,153,448
NXP BV/NXP Funding LLC (Netherlands)†(e)	4.125%	6/15/2020	4,094	4,099,200

318	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electrical Equipment (continued)
NXP BV/NXP Funding LLC (Netherlands)†(e)	4.125%	6/1/2021	$88,346	$87,526,149
NXP BV/NXP Funding LLC (Netherlands)†(e)	4.625%	6/1/2023	28,043	27,569,634
Total				298,525,447

Electronics 0.17%
PerkinElmer, Inc.	5.00%	11/15/2021	19,670	20,156,217
Tech Data Corp.	3.70%	2/15/2022	21,008	20,502,885
Trimble, Inc.	4.15%	6/15/2023	30,415	30,300,685
Total				70,959,787

Engineering & Contracting Services 0.04%
StandardAero Aviation Holdings, Inc.†	10.00%	7/15/2023	16,611	17,856,825

Entertainment 0.32%
Eldorado Resorts, Inc.	7.00%	8/1/2023	8,846	9,266,185
Scientific Games International, Inc.	6.25%	9/1/2020	24,837	24,340,260
Scientific Games International, Inc.	6.625%	5/15/2021	26,158	25,373,260
Scientific Games International, Inc.	10.00%	12/1/2022	66,859	69,650,363
WMG Acquisition Corp.†	5.625%	4/15/2022	2,678	2,711,475
Total				131,341,543

Financial Services 2.86%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(e)	3.50%	5/26/2022	8,657	8,435,213
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(e)	3.75%	5/15/2019	10,558	10,566,993
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(e)	4.25%	7/1/2020	34,082	34,278,642
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(e)	4.625%	10/30/2020	14,164	14,252,505
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(e)	5.00%	10/1/2021	1,150	1,174,313
Aircastle Ltd.	5.00%	4/1/2023	10,126	10,196,638
Aircastle Ltd.	5.125%	3/15/2021	24,570	24,945,485
Aircastle Ltd.	5.50%	2/15/2022	30,133	30,938,404
Aircastle Ltd.	7.625%	4/15/2020	15,193	15,910,963
Discover Financial Services	3.85%	11/21/2022	13,841	13,680,709
Discover Financial Services	5.20%	4/27/2022	35,645	36,681,867
E*TRADE Financial Corp.	2.95%	8/24/2022	24,782	23,917,875
GE Capital International Funding Co. Unlimited Co. (Ireland)(e)	2.342%	11/15/2020	224,775	213,759,640

See Notes to Financial Statements.	319

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Financial Services (continued)
General Electric Co./LJ VP Holdings LLC†	3.80%		6/18/2019	$17,445	$17,354,903
International Lease Finance Corp.	5.875%		4/1/2019	47,301	47,649,716
International Lease Finance Corp.	6.25%		5/15/2019	60,960	61,613,833
International Lease Finance Corp.	8.25%		12/15/2020	95,118	102,365,867
International Lease Finance Corp.	8.625%		1/15/2022	1,685	1,888,525
Jefferies Financial Group, Inc.	5.50%		10/18/2023	48,984	50,308,872
Jefferies Group LLC	6.875%		4/15/2021	18,250	19,437,538
Jefferies Group LLC	8.50%		7/15/2019	181,870	187,306,638
Lazard Group LLC	4.25%		11/14/2020	11,037	11,165,769
Nationstar Mortgage Holdings, Inc.†	8.125%		7/15/2023	39,182	39,671,775
Nationstar Mortgage LLC/Nationstar Capital Corp.	6.50%		7/1/2021	54,607	54,675,259
Navient Corp.	4.875%		6/17/2019	16,333	16,384,041
Navient Corp.	5.00%		10/26/2020	43,636	43,308,730
Navient Corp.	5.875%		3/25/2021	13,035	12,979,601
Navient Corp.	6.625%		7/26/2021	41,546	42,065,325
REC Ltd. (India)†(e)	5.25%		11/13/2023	35,190	35,726,999
VFH Parent LLC/Orchestra Co-Issuer, Inc.†	6.75%		6/15/2022	5,390	5,469,772
Total					1,188,112,410

Food 0.20%
B&G Foods, Inc.	4.625%		6/1/2021	5,441	5,366,186
Conagra Brands, Inc.	3.80%		10/22/2021	30,877	30,832,888
Conagra Brands, Inc.	4.30%		5/1/2024	26,466	26,385,890
Smithfield Foods, Inc.†	2.70%		1/31/2020	14,159	13,937,656
Smithfield Foods, Inc.†	3.35%		2/1/2022	8,450	8,198,047
Total					84,720,667

Health Care Products 0.47%
Becton Dickinson & Co.	3.261% (3 Mo. LIBOR + .88%	)#	12/29/2020	22,839	22,759,064
Kinetic Concepts, Inc./KCI USA, Inc.†	7.875%		2/15/2021	34,794	35,446,387
Kinetic Concepts, Inc./KCI USA, Inc.†	12.50%		11/1/2021	3,481	3,742,075
Life Technologies Corp.	5.00%		1/15/2021	74,252	75,909,386
Life Technologies Corp.	6.00%		3/1/2020	45,185	46,478,648
Zimmer Biomet Holdings, Inc.	3.70%		3/19/2023	9,155	9,040,292
Total					193,375,852

Health Care Services 0.69%
Acadia Healthcare Co., Inc.	6.125%		3/15/2021	15,207	15,207,000
Centene Corp.	5.625%		2/15/2021	82,886	84,187,310
Eagle Holding Co. II LLC PIK 8.375%†	7.625%		5/15/2022	18,376	18,398,970

320	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Health Care Services (continued)
Fresenius Medical Care US Finance II, Inc.†	4.125%	10/15/2020	$16,485	$16,526,525
Fresenius Medical Care US Finance II, Inc.†	5.875%	1/31/2022	33,710	35,238,753
Fresenius Medical Care US Finance, Inc.†	5.75%	2/15/2021	4,469	4,621,982
Surgery Center Holdings, Inc.†	8.875%	4/15/2021	22,745	23,199,900
Syneos Health, Inc./inVentiv, Health Inc./ inVentiv Health, Clinical Inc.†	7.50%	10/1/2024	25,583	26,990,065
Universal Health Services, Inc.†	4.75%	8/1/2022	63,316	64,028,305
Total				288,398,810

Household Equipment/Products 0.27%
Newell Brands, Inc.	3.15%	4/1/2021	2,575	2,532,067
Newell Brands, Inc.	3.85%	4/1/2023	91,128	88,830,663
Newell Brands, Inc.	5.00%	11/15/2023	10,847	10,767,296
Scotts Miracle-Gro Co. (The)	6.00%	10/15/2023	5,828	5,929,990
Spectrum Brands, Inc.	6.625%	11/15/2022	2,960	3,028,080
Total				111,088,096

Insurance 0.40%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer†	8.25%	8/1/2023	22,466	22,957,556
American International Group, Inc.	4.125%	2/15/2024	18,911	18,747,521
American International Group, Inc.	4.875%	6/1/2022	3,071	3,153,301
Assurant, Inc.	4.20%	9/27/2023	27,456	27,137,218
AXA Equitable Holdings, Inc.†	3.90%	4/20/2023	13,685	13,430,273
CNA Financial Corp.	5.875%	8/15/2020	9,681	10,015,502
CNO Financial Group, Inc.	4.50%	5/30/2020	3,332	3,332,000
Liberty Mutual Group, Inc.†	5.00%	6/1/2021	10,662	10,891,947
Lincoln National Corp.	4.00%	9/1/2023	1,581	1,593,272
Protective Life Corp.	7.375%	10/15/2019	11,753	12,157,565
Willis North America, Inc.	7.00%	9/29/2019	33,915	34,890,727
Willis Towers Watson plc (United Kingdom)(e)	5.75%	3/15/2021	8,037	8,360,195
WR Berkley Corp.	5.375%	9/15/2020	1,000	1,028,053
Total				167,695,130

Investment Management Companies 0.02%
Huarong Finance Co. Ltd.	4.00%	7/17/2019	8,530	8,510,500

Leasing 0.16%
Aviation Capital Group LLC†	3.875%	5/1/2023	22,760	22,369,725
Avolon Holdings Funding Ltd. (Ireland)†(e)	5.50%	1/15/2023	4,322	4,343,610
DAE Funding LLC†	4.00%	8/1/2020	14,012	13,801,820

See Notes to Financial Statements.	321

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Leasing (continued)
Park Aerospace Holdings Ltd. (Ireland)†(e)	5.25%	8/15/2022	$9,011	$9,044,791
Park Aerospace Holdings Ltd. (Ireland)†(e)	4.50%	3/15/2023	16,839	16,418,025
Total				65,977,971

Leisure 0.38%
LTF Merger Sub, Inc.†	8.50%	6/15/2023	53,346	54,946,380
NCL Corp. Ltd.†	4.75%	12/15/2021	11,341	11,397,705
Royal Caribbean Cruises Ltd.	5.25%	11/15/2022	51,924	54,292,121
Silversea Cruise Finance Ltd.†	7.25%	2/1/2025	33,892	36,518,630
Total				157,154,836

Lodging 0.06%
Studio City Co., Ltd. (Macau)†(e)	7.25%	11/30/2021	7,152	7,302,192
Studio City Co., Ltd. (Macau)(e)	7.25%	11/30/2021	1,722	1,758,162
Studio City Finance Ltd. (Hong Kong)†(e)	8.50%	12/1/2020	2,740	2,747,124
Wyndham Destinations, Inc.	5.625%	3/1/2021	11,538	11,731,031
Total				23,538,509

Machinery: Agricultural 0.43%
BAT Capital Corp.(a)	3.222%	8/15/2024	61,851	57,262,098
Philip Morris International, Inc.	2.375%	8/17/2022	4,477	4,255,324
Pyxus International, Inc.	9.875%	7/15/2021	22,299	18,954,150
Reynolds American, Inc.	4.85%	9/15/2023	23,319	23,645,358
Viterra, Inc. (Canada)†(e)	5.95%	8/1/2020	72,047	74,419,996
Total				178,536,926

Machinery: Industrial/Specialty 0.50%
CNH Industrial Capital LLC	4.20%	1/15/2024	13,502	13,370,310
CNH Industrial Capital LLC	4.375%	11/6/2020	8,198	8,231,038
CNH Industrial Capital LLC	4.375%	4/5/2022	49,678	50,065,985
CNH Industrial Capital LLC	4.875%	4/1/2021	36,642	36,916,815
CNH Industrial NV (United Kingdom)(e)	4.50%	8/15/2023	35,149	35,236,873
Nvent Finance Sarl (Luxembourg)(e)	3.95%	4/15/2023	42,334	41,627,838
Roper Technologies, Inc.	3.65%	9/15/2023	22,489	22,183,916
Total				207,632,775

Manufacturing 0.45%
Gates Global LLC/Gates Global Co.†	6.00%	7/15/2022	30,783	30,744,521
General Electric Co.	2.70%	10/9/2022	19,076	17,230,679
General Electric Co.	3.15%	9/7/2022	10,041	9,227,513
General Electric Co.	4.375%	9/16/2020	8,834	8,803,510

322	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2018

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value
Manufacturing (continued)
General Electric Co.	4.625%	1/7/2021		$20,305	$20,114,576
General Electric Co.	4.65%	10/17/2021		27,299	26,835,772
General Electric Co.	5.30%	2/11/2021		56,353	55,858,351
General Electric Co.	5.50%	1/8/2020		20,077	20,243,594
Total					189,058,516

Media 1.30%
Altice Financing SA (Luxembourg)†(e)	6.625%	2/15/2023		37,092	36,721,080
CCO Holdings LLC/CCO Holdings Capital Corp.	5.25%	3/15/2021		43,356	43,437,293
Charter Communications Operating LLC/Charter Communications Operating Capital	4.50%	2/1/2024		31,625	31,476,722
Cox Communications, Inc.†	2.95%	6/30/2023		38,120	36,340,147
Cox Communications, Inc.†	3.25%	12/15/2022		61,675	60,075,559
CSC Holdings LLC†	10.125%	1/15/2023		98,933	107,352,198
Myriad International Holdings BV (Netherlands)†(e)	6.00%	7/18/2020		44,159	45,366,749
NBCUniversal Enterprise, Inc.†	5.25%	–	(f)	113,027	114,722,405
Time Warner Cable LLC	8.25%	4/1/2019		28,012	28,448,236
Time Warner Cable LLC	8.75%	2/14/2019		25,110	25,366,015
Viacom, Inc.	2.75%	12/15/2019		9,653	9,603,728
Viacom, Inc.	5.625%	9/15/2019		3,000	3,060,245
Total					541,970,377

Metal Fabricating 0.09%
Grinding Media, Inc./Moly-Cop AltaSteel Ltd.†	7.375%	12/15/2023		22,050	22,215,375
Zekelman Industries, Inc.†	9.875%	6/15/2023		14,188	15,145,690
Total					37,361,065

Metals & Minerals: Miscellaneous 1.73%
Anglo American Capital plc (United Kingdom)†(e)	3.75%	4/10/2022		25,695	25,248,781
Anglo American Capital plc (United Kingdom)†(e)	4.125%	4/15/2021		37,543	37,424,364
Anglo American Capital plc (United Kingdom)†(e)	4.125%	9/27/2022		40,841	40,381,935
Century Aluminum Co.†	7.50%	6/1/2021		18,650	18,743,250
First Quantum Minerals Ltd. (Canada)†(e)	7.00%	2/15/2021		12,020	11,828,582
FMG Resources August 2006 Pty Ltd. (Australia)†(e)	5.125%	5/15/2024		10,511	9,827,785
Freeport-McMoRan, Inc.	6.875%	2/15/2023		10,394	10,861,730
Glencore Finance Canada Ltd. (Canada)†(e)	4.25%	10/25/2022		67,914	67,926,409
Glencore Finance Canada Ltd. (Canada)†(e)	4.95%	11/15/2021		42,932	43,769,337
Glencore Funding LLC†	3.00%	10/27/2022		8,392	8,031,933
Glencore Funding LLC†	3.125%	4/29/2019		84,871	84,786,129
Glencore Funding LLC†	4.125%	5/30/2023		15,346	15,132,177

See Notes to Financial Statements.	323

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Metals & Minerals: Miscellaneous (continued)
Glencore Funding LLC†	4.625%	4/29/2024	$8,829	$8,780,184
Goldcorp, Inc. (Canada)(e)	3.625%	6/9/2021	61,201	60,943,403
Goldcorp, Inc. (Canada)(e)	3.70%	3/15/2023	37,001	36,169,488
Hecla Mining Co.	6.875%	5/1/2021	19,472	19,435,490
Hudbay Minerals, Inc. (Canada)†(e)	7.25%	1/15/2023	18,392	18,506,950
Indonesia Asahan Aluminium Persero PT (Indonesia)†(e)	5.23%	11/15/2021	27,400	27,811,986
Joseph T Ryerson & Son, Inc.†	11.00%	5/15/2022	22,136	23,630,180
Kinross Gold Corp. (Canada)(e)	5.125%	9/1/2021	8,280	8,341,603
Kinross Gold Corp. (Canada)(e)	5.95%	3/15/2024	34,549	34,808,117
Newmont Mining Corp.	3.50%	3/15/2022	16,500	16,215,180
Newmont Mining Corp.	5.125%	10/1/2019	43,911	44,590,284
Teck Resources Ltd. (Canada)†(e)	8.50%	6/1/2024	43,029	46,740,251
Total				719,935,528

Natural Gas 0.13%
CenterPoint Energy Resources Corp.	4.50%	1/15/2021	20,495	20,753,832
National Fuel Gas Co.	3.75%	3/1/2023	9,674	9,370,871
National Fuel Gas Co.	4.90%	12/1/2021	17,794	18,022,570
National Fuel Gas Co.	7.395%	3/30/2023	4,000	4,400,331
Total				52,547,604

Office Furniture & Business Equipment 0.03%
Xerox Corp.	3.625%	3/15/2023	4,365	3,952,487
Xerox Corp.	5.625%	12/15/2019	6,594	6,672,710
Total				10,625,197

Oil 3.70%
Afren plc (United Kingdom)†(e)(h)	6.625%	12/9/2020	8,099	28,510
Afren plc (United Kingdom)†(e)(h)	10.25%	4/8/2019	11,027	38,815
Afren plc (United Kingdom)†(e)(h)	11.50%	2/1/2016	16,833	59,253
Anadarko Petroleum Corp.	4.85%	3/15/2021	41,411	42,289,488
Anadarko Petroleum Corp.	6.95%	6/15/2019	4,910	4,989,782
Anadarko Petroleum Corp.	8.70%	3/15/2019	13,782	13,997,406
Antero Resources Corp.	5.125%	12/1/2022	14,663	14,406,397
Canadian Oil Sands Ltd. (Canada)†(e)	7.75%	5/15/2019	10,284	10,481,630
Canadian Oil Sands Ltd. (Canada)†(e)	9.40%	9/1/2021	2,206	2,467,836
Carrizo Oil & Gas, Inc.	6.25%	4/15/2023	37,192	35,611,340
Cenovus Energy, Inc. (Canada)(e)	5.70%	10/15/2019	1,710	1,737,412
CNOOC Curtis Funding No 1 Pty Ltd. (Australia)†(e)	4.50%	10/3/2023	60,800	61,703,245

324	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil (continued)
CNOOC Finance 2015 Australia Pty Ltd. (Australia)(e)	2.625%	5/5/2020	$41,367	$40,842,094
CNX Resources Corp.	5.875%	4/15/2022	17,831	17,496,669
Continental Resources, Inc.	4.50%	4/15/2023	40,829	40,009,286
Continental Resources, Inc.	5.00%	9/15/2022	127,626	127,771,504
Devon Energy Corp.	2.25%	12/15/2018	12,369	12,366,903
Devon Energy Corp.	6.30%	1/15/2019	4,694	4,707,599
Diamondback Energy, Inc.	4.75%	11/1/2024	17,996	17,501,110
Diamondback Energy, Inc.†	4.75%	11/1/2024	26,012	25,296,670
Eclipse Resources Corp.	8.875%	7/15/2023	27,266	26,720,680
Encana Corp. (Canada)(e)	6.50%	5/15/2019	110,090	111,685,578
Energen Corp.	4.625%	9/1/2021	21,448	21,555,240
Eni SpA (Italy)†(e)	4.15%	10/1/2020	25,456	25,500,801
Equinor ASA (Norway)†(e)	7.875%	12/9/2022	10,000	11,556,249
Gazprom OAO Via Gaz Capital SA (Luxembourg)†(e)	6.51%	3/7/2022	22,562	23,463,126
Gulfport Energy Corp.	6.625%	5/1/2023	29,329	28,669,097
Harvest Operations Corp. (Canada)†(e)	4.20%	6/1/2023	8,250	8,382,209
HighPoint Operating Corp.	7.00%	10/15/2022	5,560	5,240,300
Laredo Petroleum, Inc.	5.625%	1/15/2022	22,426	21,192,570
Marathon Petroleum Corp.†	5.375%	10/1/2022	24,795	25,230,557
Motiva Enterprises LLC†	5.75%	1/15/2020	39,822	40,529,935
Newfield Exploration Co.	5.75%	1/30/2022	33,650	34,407,125
Nexen Energy ULC (Canada)(e)	6.20%	7/30/2019	8,005	8,152,212
Oasis Petroleum, Inc.	6.875%	3/15/2022	91,653	90,851,036
OGX Austria GmbH (Brazil)†(e)(h)	8.50%	6/1/2018	31,150	623
Petrobras Global Finance BV (Netherlands)(e)	6.125%	1/17/2022	7,453	7,663,324
Petroleos Mexicanos (Mexico)(e)	3.50%	1/30/2023	54,720	49,434,048
Petroleos Mexicanos (Mexico)(e)	4.625%	9/21/2023	97,527	90,798,612
Petroleos Mexicanos (Mexico)(e)	5.50%	1/21/2021	14,172	14,143,656
Petroleos Mexicanos (Mexico)(e)	6.375%	2/4/2021	94,419	95,505,763
Pioneer Natural Resources Co.	7.50%	1/15/2020	9,915	10,341,109
Range Resources Corp.	5.00%	8/15/2022	46,177	43,925,871
Range Resources Corp.	5.00%	3/15/2023	14,105	13,338,041
Range Resources Corp.	5.75%	6/1/2021	23,035	23,063,794
Range Resources Corp.	5.875%	7/1/2022	9,166	9,085,797
Ras Laffan Liquefied Natural Gas Co. Ltd. 3(Qatar)†(e)	6.75%	9/30/2019	33,091	33,988,536
Resolute Energy Corp.	8.50%	5/1/2020	45,871	46,295,307
Sable Permian Resources Land LLC/AEPB Finance Corp.†	13.00%	11/30/2020	25,716	26,873,220
Seven Generations Energy Ltd. (Canada)†(e)	6.75%	5/1/2023	18,088	18,155,830

See Notes to Financial Statements.	325

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil (continued)
Seven Generations Energy Ltd. (Canada)†(e)	6.875%	6/30/2023	$39,254	$39,450,270
Sinopec Group Overseas Development 2016 Ltd. (China)†(e)	2.125%	5/3/2019	18,174	18,090,727
Sinopec Group Overseas Development 2017 Ltd. (China)†(e)	2.25%	9/13/2020	41,600	40,692,122
Total				1,537,786,314

Oil: Crude Producers 3.60%
Andeavor Logistics LP/Tesoro Logistics Finance Corp.	5.50%	10/15/2019	22,755	23,067,881
Andeavor Logistics LP/Tesoro Logistics Finance Corp.	6.25%	10/15/2022	33,109	33,978,111
Andeavor Logistics LP/Tesoro Logistics Finance Corp.	6.375%	5/1/2024	73,585	77,172,269
Boardwalk Pipelines LP	5.75%	9/15/2019	4,629	4,713,886
Buckeye Partners LP	5.50%	8/15/2019	6,313	6,384,155
Columbia Pipeline Group, Inc.	3.30%	6/1/2020	80,538	80,194,247
Enable Midstream Partners LP	2.40%	5/15/2019	5,805	5,769,913
Enable Oklahoma Intrastate Transmission LLC†	6.25%	3/15/2020	4,000	4,105,095
Enbridge Energy Partners LP	5.20%	3/15/2020	18,376	18,744,620
Enbridge Energy Partners LP	9.875%	3/1/2019	84,062	85,378,790
Energy Transfer LP	4.25%	3/15/2023	56,857	55,435,575
Energy Transfer Operating LP	9.00%	4/15/2019	142,171	145,068,586
Energy Transfer Operating LP	9.70%	3/15/2019	66,348	67,416,572
Energy Transfer Partners LP/Regency Energy Finance Corp.	5.75%	9/1/2020	975	1,000,522
Florida Gas Transmission Co. LLC†	3.875%	7/15/2022	3,629	3,611,826
Florida Gas Transmission Co. LLC†	5.45%	7/15/2020	13,739	14,090,823
Florida Gas Transmission Co. LLC†	7.90%	5/15/2019	31,266	31,865,741
Gulf South Pipeline Co. LP	4.00%	6/15/2022	23,495	23,106,096
Kinder Morgan Energy Partners LP	5.30%	9/15/2020	13,997	14,343,092
Kinder Morgan Energy Partners LP	5.80%	3/1/2021	61,669	64,017,897
Kinder Morgan Energy Partners LP	6.50%	4/1/2020	16,763	17,337,446
Kinder Morgan Energy Partners LP	6.85%	2/15/2020	27,917	28,937,320
Kinder Morgan Energy Partners LP	9.00%	2/1/2019	35,010	35,324,313
Kinder Morgan, Inc.†	5.00%	2/15/2021	25,778	26,270,992
Kinder Morgan, Inc.†	5.625%	11/15/2023	14,295	15,021,581
Kinder Morgan, Inc.	6.50%	9/15/2020	6,292	6,567,812
Midcontinent Express Pipeline LLC†	6.70%	9/15/2019	50,892	51,618,593
MPLX LP	5.50%	2/15/2023	113,474	115,585,239
NGPL PipeCo LLC†	4.375%	8/15/2022	7,186	7,105,157
Northern Natural Gas Co.†	4.25%	6/1/2021	9,124	9,247,140

326	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil: Crude Producers (continued)
ONEOK Partners LP	8.625%	3/1/2019	$11,899	$12,046,804
Rockies Express Pipeline LLC†	6.00%	1/15/2019	20,767	20,825,148
Sabine Pass Liquefaction LLC	5.625%	4/15/2023	125,991	131,495,404
Sabine Pass Liquefaction LLC	5.625%	2/1/2021	186,425	191,955,861
Sabine Pass Liquefaction LLC	6.25%	3/15/2022	6,800	7,166,295
Southern Natural Gas Co. LLC/Southern Natural Issuing Corp.	4.40%	6/15/2021	750	757,459
Spectra Energy Partners LP	4.60%	6/15/2021	11,937	12,179,742
Texas Eastern Transmission LP†	2.80%	10/15/2022	5,237	5,010,014
Texas Eastern Transmission LP†	4.125%	12/1/2020	18,339	18,506,135
Texas Gas Transmission LLC†	4.50%	2/1/2021	16,164	16,295,573
Williams Cos., Inc. (The)	7.875%	9/1/2021	5,034	5,496,039
Total				1,494,215,764

Oil: Integrated Domestic 0.28%
National Oilwell Varco, Inc.	2.60%	12/1/2022	78,471	73,984,476
SESI LLC	7.125%	12/15/2021	42,146	39,933,335
TechnipFMC plc (United Kingdom)(e)	3.45%	10/1/2022	2,514	2,453,143
Total				116,370,954

Real Estate Investment Trusts 1.03%
Agile Group Holdings Ltd. (China)(e)	9.00%	5/21/2020	6,100	6,199,491
Alexandria Real Estate Equities, Inc.	3.90%	6/15/2023	1,000	1,001,188
Brixmor Operating Partnership LP	3.25%	9/15/2023	28,308	27,127,937
Brixmor Operating Partnership LP	3.875%	8/15/2022	8,457	8,395,150
Country Garden Holdings Co. Ltd. (China)(e)	7.50%	3/9/2020	13,519	13,688,028
Digital Realty Trust LP	3.95%	7/1/2022	555	556,577
EPR Properties	5.25%	7/15/2023	5,410	5,566,384
EPR Properties	5.75%	8/15/2022	30,442	31,773,093
HCP, Inc.	4.25%	11/15/2023	3,085	3,071,828
Healthcare Trust of America Holdings LP	2.95%	7/1/2022	7,782	7,494,668
Healthcare Trust of America Holdings LP	3.70%	4/15/2023	613	597,540
Highwoods Realty LP	3.20%	6/15/2021	4,257	4,194,426
Kilroy Realty LP	6.625%	6/1/2020	17,727	18,582,475
Reckson Operating Partnership LP	7.75%	3/15/2020	40,440	42,472,638
Regency Centers LP	4.80%	4/15/2021	2,884	2,944,446
Senior Housing Properties Trust	3.25%	5/1/2019	30,756	30,681,185
SITE Centers Corp.	4.625%	7/15/2022	24,648	25,269,335
SL Green Operating Partnership LP	3.25%	10/15/2022	5,685	5,476,845
SL Green Realty Corp.	4.50%	12/1/2022	17,154	17,270,772

See Notes to Financial Statements.	327

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Real Estate Investment Trusts (continued)
Vereit Operating Partnership LP	3.00%		2/6/2019	$109,317	$109,264,519
Vereit Operating Partnership LP	4.125%		6/1/2021	12,830	12,897,975
Vereit Operating Partnership LP	4.60%		2/6/2024	26,439	26,408,449
WEA Finance LLC/Westfield UK & Europe Finance plc†	3.25%		10/5/2020	3,240	3,218,449
Welltower, Inc.	4.50%		1/15/2024	3,659	3,719,804
Weyerhaeuser Co.	4.70%		3/15/2021	14,433	14,669,352
Weyerhaeuser Co.	7.375%		10/1/2019	5,227	5,388,887
Total					427,931,441

Retail 0.03%
Dollar Tree, Inc.	3.70%		5/15/2023	10,953	10,679,925

Savings & Loan 0.08%
People’s United Financial, Inc.	3.65%		12/6/2022	34,249	33,972,289

Technology 0.37%
Alibaba Group Holding Ltd. (China)(e)	2.80%		6/6/2023	21,865	20,937,704
Baidu, Inc. (China)(e)	2.75%		6/9/2019	21,550	21,490,285
Baidu, Inc. (China)(e)	3.00%		6/30/2020	1,000	991,794
Baidu, Inc. (China)(e)	3.50%		11/28/2022	8,474	8,336,213
Baidu, Inc. (China)(e)	3.875%		9/29/2023	81,489	80,488,315
Baidu, Inc. (China)(e)	4.375%		5/14/2024	13,434	13,482,631
eBay, Inc.	3.021% (3 Mo. LIBOR + .48%	)#	8/1/2019	500	500,774
VeriSign, Inc.	4.625%		5/1/2023	5,744	5,758,360
Total					151,986,076

Telecommunications 0.38%
British Telecommunications plc (United Kingdom)	4.50%		12/4/2023	31,650	31,714,158
GTH Finance BV (Netherlands)†(e)	6.25%		4/26/2020	9,400	9,528,583
Level 3 Parent LLC	5.75%		12/1/2022	5,042	5,054,605
Nortel Networks Ltd. (Canada)	10.75%		7/15/2016	60,959	1,981,167
T-Mobile USA, Inc.	6.00%		4/15/2024	42,682	43,695,697
Vodafone Group plc (United Kingdom)(e)	3.426% (3 Mo. LIBOR + .99%	)#	1/16/2024	27,420	27,112,555
Vodafone Group plc (United Kingdom)(e)	3.75%		1/16/2024	40,359	39,383,074
Total					158,469,839

Toys 0.01%
Mattel, Inc.	2.35%		8/15/2021	6,114	5,517,885

328	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Transportation: Miscellaneous 0.10%
Pelabuhan Indonesia III Persero PT (Indonesia)†(e)	4.50%		5/2/2023	$20,485	$19,874,436
Watco Cos. LLC/Watco Finance Corp.†	6.375%		4/1/2023	13,534	13,635,505
XPO Logistics, Inc.†	6.50%		6/15/2022	9,645	9,849,956
Total					43,359,897

Utilities 0.02%
United Utilities plc (United Kingdom)(e)	5.375%		2/1/2019	8,474	8,505,789
Total Corporate Bonds (cost $15,738,686,344)					15,414,653,643

FLOATING RATE LOANS(i) 2.00%

Aerospace/Defense 0.01%
Gol Luxco SA Term Loan (Luxembourg)(e)	6.50%		8/31/2020	4,615	4,733,259

Business Services 0.09%
Sedgwick Claims Management Services, Inc.
1st Lien Initial Term Loan	5.095% (1 Mo. LIBOR + 2.75%	)	3/1/2021	35,627	35,315,264

Computer Hardware 0.28%
Dell International L.L.C. Replacement Term Loan A2	4.10% (1 Mo. LIBOR + 1.75%	)	9/7/2021	117,695	117,057,254

Containers 0.02%
Ball Corp. Dollar Term Loan A	3.849% (1 Mo. LIBOR + 1.50%	)	6/30/2021	9,741	9,726,671

Electrical Equipment 0.19%
Analog Devices, Inc. Three Year Term Loan	3.475% (3 Mo. LIBOR + 1.13%	)	9/23/2019	15,891	15,900,512	(j)
Marvell Technology Group Ltd Term Loan A	3.695% (3 Mo. LIBOR + 1.38%	)	7/6/2021	62,757	62,835,279	(j)
Total					78,735,791

Electrical: Household 0.04%
Energizer Holdings, Inc. Bridge Term Loan	–	(c)	6/30/2022	16,156	16,156,000

Entertainment 0.04%
GLP Capital, L.P. Incremental Tranche A1 Term Loan	3.806% (1 Mo. LIBOR + 1.50%	)	4/28/2021	9,462	9,379,298
Yonkers Racing Corp. 1st Lien Initial Term Loan	5.60% (1 Mo. LIBOR + 3.25%	)	5/31/2024	6,943	6,933,989
Total					16,313,287

See Notes to Financial Statements.	329

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Financial Services 0.03%
Delos Finance Sarl New Term Loan (Luxembourg)(e)	4.136% (3 Mo. LIBOR + 1.75%	)	10/6/2023	$8,092	$8,076,680
Flying Fortress Holdings, LLC New Term Loan	–	(c)	10/30/2022	4,754	4,746,584
Total					12,823,264

Health Care Products 0.15%
Zimmer Biomet Holdings, Inc. Term Loan	3.511% (3 Mo. LIBOR + 1.25%	)	9/30/2019	52,278	52,278,400	(j)
Zimmer Holdings, Inc. Term Loan	3.64% (1 Mo. LIBOR + 1.38%	)	6/24/2020	9,841	9,822,759	(j)
Total					62,101,159

Investment Management Companies 0.05%
RPI Finance Trust Term Loan A4	3.886% (3 Mo. LIBOR + 1.50%	)	5/4/2022	22,006	21,950,845

Machinery: Industrial/Specialty 0.02%
Flowserve Corp. 2012 Term Loan	3.886% (3 Mo. LIBOR + 1.50%	)	10/14/2020	7,455	7,459,697	(j)

Manufacturing 0.02%
Tyco International Holding S.a.r.I. Term Loan (Luxembourg)(e)	3.624% (3 Mo. LIBOR + 1.25%	)	3/2/2020	6,344	6,337,779

Media 0.04%
Unitymedia Hessen GmbH & Co. KG Facility Term Loan D	4.557% (1 Mo. LIBOR + 2.25%	)	1/15/2026	18,211	18,063,036

Metal Fabricating 0.01%
Doncasters US Finance LLC 2nd Lien Term Loan	10.636% (3 Mo. LIBOR + 8.25%	)	10/9/2020	4,552	3,595,807

Miscellaneous 0.10%
Rockwell Collins, Inc. Term Loan	3.557% (1 Mo. LIBOR + 1.25%	)	12/16/2019	29,807	29,732,684	(j)
Utex Industries, Inc. 1st Lien Initial Term Loan	6.345% (1 Mo. LIBOR + 4.00%	)	5/22/2021	9,554	9,279,488
Utex Industries, Inc. 2nd Lien Initial Term Loan	9.595% (1 Mo. LIBOR + 7.25%	)	5/22/2022	3,938	3,708,277
Total					42,720,449

Oil 0.03%
Petroleos Mexicanos Term Loan (Mexico)(e)	3.16% (1 Mo. LIBOR + .85%	)	2/14/2020	12,268	12,237,330	(j)

330	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Oil: Crude Producers 0.11%
Buckeye Partners LP Delayed Draw Term Loan	3.70% (1 Mo. LIBOR + 1.35%	)	9/30/2019		$44,233	$44,122,418	(j)

Real Estate Investment Trusts 0.17%
Invitation Homes Operating Partnership LP Initial Term Loan	4.006% (1 Mo. LIBOR + 1.70%	)	2/6/2022		71,209	69,962,842	(j)

Retail 0.40%
Panera Bread Co. Term Loan	4.063% (1 Mo. LIBOR + 1.75%	)	7/18/2022		66,555	64,835,962
PVH Corp. Tranche A Term Loan	3.803% (1 Mo. LIBOR + 1.50%	)	5/19/2021		100,355	100,188,031
Total						165,023,993

Technology 0.00%
Symantec Corp. Term Loan A2	3.813% (1 Mo. LIBOR + 1.50%	)	8/1/2019		1,334	1,331,006

Telecommunications 0.20%
AT&T Inc. Advance Tranche A Term Loan	3.431% (1 Mo. LIBOR + 1.13%	)	12/14/2020		37,534	37,498,430
CenturyLink, Inc. Initial Term Loan A	5.095% (1 Mo. LIBOR + 2.75%	)	11/1/2022		47,443	47,225,524
Total						84,723,954
Total Floating Rate Loans (cost $833,356,460)						830,491,105

FOREIGN GOVERNMENT OBLIGATIONS 0.44%

Argentina 0.17%
Republic of Argentina(d)	3.375%		1/15/2023	EUR	23,684	22,419,407
Republic of Argentina(e)	4.625%		1/11/2023		$37,922	31,764,415
Republic of Argentina(e)	6.875%		4/22/2021		15,843	15,007,282
Total						69,191,104

Bermuda 0.07%
Government of Bermuda†	4.138%		1/3/2023		18,812	19,044,893
Government of Bermuda†	4.854%		2/6/2024		11,137	11,573,236
Total						30,618,129

Indonesia 0.08%
Perusahaan Penerbit SBSN†(e)	3.40%		3/29/2022		9,330	9,113,078
Perusahaan Penerbit SBSN†(e)	3.75%		3/1/2023		13,995	13,660,939
Republic of Indonesia†(e)	3.70%		1/8/2022		10,939	10,788,742
Total						33,562,759

See Notes to Financial Statements.	331

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
South Korea 0.02%
Korea Expressway Corp. (South Korea)†(e)	3.625%		10/22/2021	$6,441	$6,452,979

Sri Lanka 0.05%
Republic of Sri Lanka†(e)	5.75%		4/18/2023	21,860	19,674,306

Turkey 0.05%
Turkey Government International Bond(e)	7.50%		11/7/2019	22,125	22,393,509
Total Foreign Government Obligations (cost $197,206,709)					181,892,786

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 3.11%
Federal Home Loan Mortgage Corp. 2012-K709 B†	3.877%	#(k)	4/25/2045	28,081	28,043,411
Federal Home Loan Mortgage Corp. 2012-K709 C†	3.877%	#(k)	4/25/2045	10,007	9,995,449
Federal Home Loan Mortgage Corp. 2012-K710 B†	3.948%	#(k)	6/25/2047	10,704	10,721,393
Federal Home Loan Mortgage Corp. 2012-K711 B†	3.689%	#(k)	8/25/2045	13,308	13,307,211
Federal Home Loan Mortgage Corp. 2012-K711 C†	3.689%	#(k)	8/25/2045	15,500	15,477,694
Federal Home Loan Mortgage Corp. 2013-K712 B†	3.473%	#(k)	5/25/2045	11,200	11,178,282
Federal Home Loan Mortgage Corp. 2013-K713 B†	3.263%	#(k)	4/25/2046	30,870	30,733,051
Federal Home Loan Mortgage Corp. 2014-K503 B†	3.139%	#(k)	10/25/2047	34,442	34,339,308
Federal Home Loan Mortgage Corp. K061 X1 IO	0.304%	#(k)	11/25/2026	572,227	7,914,696
Federal Home Loan Mortgage Corp. K503 X1 IO	0.514%	#(k)	8/25/2019	158,682	169,234
Federal Home Loan Mortgage Corp. K722 X1 IO	1.439%	#(k)	3/25/2023	198,900	8,897,305
Government National Mortgage Assoc. 2013-162 A	2.75%	#(k)	9/16/2046	8,525	8,199,608
Government National Mortgage Assoc. 2013-171 IO	0.899%	#(k)	6/16/2054	36,451	1,595,282
Government National Mortgage Assoc. 2013-193 IO	0.924%	#(k)	1/16/2055	87,131	3,831,485
Government National Mortgage Assoc. 2014-109 A	2.325%		1/16/2046	30,928	30,133,354
Government National Mortgage Assoc. 2014-112 A	3.00%	#(k)	1/16/2048	15,543	15,055,953
Government National Mortgage Assoc. 2014-135 AS	2.30%		2/16/2047	14,499	13,973,436
Government National Mortgage Assoc. 2014-15 IO	0.779%	#(k)	8/16/2054	39,323	1,494,329
Government National Mortgage Assoc. 2014-164 AK	2.90%	#(k)	3/16/2055	13,862	13,264,578
Government National Mortgage Assoc. 2014-172 A	3.05%	#(k)	1/16/2049	8,493	8,254,809
Government National Mortgage Assoc. 2014-186 AP	2.80%		4/16/2050	37,000	35,568,470
Government National Mortgage Assoc. 2014-64 A	2.20%		2/16/2045	8,633	8,433,240
Government National Mortgage Assoc. 2014-64 IO	1.159%	#(k)	12/16/2054	42,840	2,367,813
Government National Mortgage Assoc. 2014-70 A	2.50%		3/16/2049	4,353	4,089,936
Government National Mortgage Assoc. 2014-78 A	2.20%		4/16/2047	4,735	4,649,036
Government National Mortgage Assoc. 2014-78 IO	0.571%	#(k)	3/16/2056	44,114	1,454,893
Government National Mortgage Assoc. 2015-19 AD	2.90%		10/16/2055	21,043	20,546,171
Government National Mortgage Assoc. 2015-22 AS	2.90%		1/16/2049	32,954	31,676,807
Government National Mortgage Assoc. 2015-33 AS	2.90%	#(k)	5/16/2054	24,852	24,002,515
Government National Mortgage Assoc. 2015-41 AD	2.90%	#(k)	8/16/2055	14,075	13,778,677

332	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Government National Mortgage Assoc. 2015-48 AS	2.90%	#(k)	2/16/2049	$14,732	$14,104,862
Government National Mortgage Assoc. 2017 20 AS	2.50%		2/16/2057	47,227	44,002,743
Government National Mortgage Assoc. 2017 23 AB	2.60%		12/16/2057	33,163	31,033,512
Government National Mortgage Assoc. 2017-100 AS	2.75%		2/16/2058	36,625	34,737,158
Government National Mortgage Assoc. 2017-22 GA	2.60%	#(k)	8/16/2051	23,011	21,570,970
Government National Mortgage Assoc. 2017-28 AB	2.50%		10/16/2051	56,279	52,133,753
Government National Mortgage Assoc. 2017-41 AS	2.60%		6/16/2057	59,425	55,403,242
Government National Mortgage Assoc. 2017-44 AD	2.65%		11/17/2048	45,584	42,759,878
Government National Mortgage Assoc. 2017-51 AS	2.75%		4/16/2058	69,191	65,789,488
Government National Mortgage Assoc. 2017-53 B	2.75%		3/16/2050	68,195	64,739,030
Government National Mortgage Assoc. 2017-54 AD	2.75%		1/16/2057	64,801	61,526,953
Government National Mortgage Assoc. 2017-61 A	2.60%		8/16/2058	45,974	43,322,489
Government National Mortgage Assoc. 2017-69 AS	2.75%		2/16/2058	55,676	52,890,188
Government National Mortgage Assoc. 2017-71 AS	2.70%		4/16/2057	46,253	43,466,745
Government National Mortgage Assoc. 2017-72 AM	2.60%		9/16/2051	22,796	21,313,732
Government National Mortgage Assoc. 2017-74 AS	2.60%		10/16/2057	22,867	21,489,873
Government National Mortgage Assoc. 2017-76 AS	2.65%		11/16/2050	45,572	42,781,173
Government National Mortgage Assoc. 2017-86 AS	2.75%		2/16/2058	43,152	41,099,977
Government National Mortgage Assoc. 2017-89 AB	2.60%		7/16/2058	36,132	33,146,719
Government National Mortgage Assoc. 2017-90 AS	2.70%		7/16/2057	50,391	47,323,651
Government National Mortgage Assoc. 2017-92 AS	2.75%		6/16/2058	44,595	42,333,440
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $1,358,357,431)					1,290,117,002

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 1.03%
Federal Home Loan Mortgage Corp.	3.108% (12 Mo. LIBOR + 1.64%	)#	10/1/2043	2,533	2,565,472
Federal Home Loan Mortgage Corp.	3.13% (12 Mo. LIBOR + 1.64%	)#	11/1/2043	2,962	3,002,470
Federal Home Loan Mortgage Corp.	3.573% (12 Mo. LIBOR + 1.66%	)#	2/1/2038	4,739	4,946,457
Federal Home Loan Mortgage Corp.	3.685% (12 Mo. LIBOR + 1.89%	)#	12/1/2040	7,205	7,362,159
Federal Home Loan Mortgage Corp.	3.904% (12 Mo. LIBOR + 1.78%	)#	5/1/2036	5,239	5,492,707
Federal Home Loan Mortgage Corp.	3.953% (12 Mo. LIBOR + 1.84%	)#	6/1/2042	13,255	13,841,903
Federal Home Loan Mortgage Corp.	4.045% (12 Mo. LIBOR + 1.79%	)#	10/1/2038	5,764	6,035,144
Federal Home Loan Mortgage Corp.	4.088% (12 Mo. LIBOR + 1.71%	)#	4/1/2037	10,205	10,684,419

See Notes to Financial Statements.	333

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)
Federal Home Loan Mortgage Corp.	4.252% (12 Mo. LIBOR + 1.79%	)#	5/1/2037	$3,821	$4,007,554
Federal Home Loan Mortgage Corp.	4.286% (12 Mo. LIBOR + 1.90%	)#	12/1/2040	1,915	2,004,166
Federal Home Loan Mortgage Corp.	4.291% (12 Mo. LIBOR + 1.88%	)#	9/1/2035	4,300	4,526,159
Federal Home Loan Mortgage Corp.	4.345% (12 Mo. LIBOR + 1.81%	)#	6/1/2041	3,508	3,678,826
Federal Home Loan Mortgage Corp.	4.354% (12 Mo. LIBOR + 1.94%	)#	9/1/2036	13,968	14,729,575
Federal Home Loan Mortgage Corp.	4.386% (12 Mo. LIBOR + 1.79%	)#	12/1/2036	13,980	14,685,846
Federal Home Loan Mortgage Corp.	4.396% (12 Mo. LIBOR + 1.97%	)#	2/1/2037	7,178	7,583,026
Federal Home Loan Mortgage Corp.	4.527% (1 Yr Treasury Constant Maturity Rate + 2.51%	)#	12/1/2035	5,913	6,296,236
Federal National Mortgage Assoc.	2.679% (12 Mo. LIBOR + 1.60%	)#	12/1/2045	14,978	14,888,417
Federal National Mortgage Assoc.	2.717% (12 Mo. LIBOR + 1.60%	)#	12/1/2045	12,060	12,000,521
Federal National Mortgage Assoc.	2.823% (12 Mo. LIBOR + 1.60%	)#	10/1/2045	17,343	17,310,111
Federal National Mortgage Assoc.	2.921% (12 Mo. LIBOR + 1.72%	)#	6/1/2042	11,217	11,217,277
Federal National Mortgage Assoc.	2.944% (12 Mo. LIBOR + 1.74%	)#	5/1/2042	23,514	23,558,966
Federal National Mortgage Assoc.	3.612% (12 Mo. LIBOR + 1.25%	)#	6/1/2038	3,110	3,191,842
Federal National Mortgage Assoc.	3.676% (12 Mo. LIBOR + 1.82%	)#	1/1/2042	13,169	13,431,153
Federal National Mortgage Assoc.	3.685% (12 Mo. LIBOR + 1.79%	)#	1/1/2041	6,681	6,841,403
Federal National Mortgage Assoc.	3.795% (12 Mo. LIBOR + 1.47%	)#	12/1/2035	14,336	14,911,818
Federal National Mortgage Assoc.	3.839% (12 Mo. LIBOR + 1.82%	)#	4/1/2040	3,938	4,120,262
Federal National Mortgage Assoc.	3.841% (12 Mo. LIBOR + 1.52%	)#	2/1/2036	6,493	6,765,213
Federal National Mortgage Assoc.	3.852% (12 Mo. LIBOR + 1.53%	)#	3/1/2039	5,674	5,909,526
Federal National Mortgage Assoc.	3.887% (1 Yr Treasury Constant Maturity Rate + 2.19%	)#	1/1/2038	4,128	4,355,384

334	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)
Federal National Mortgage Assoc.	3.888% (12 Mo. LIBOR + 1.79%	)#	1/1/2041	$12,957	$13,527,596
Federal National Mortgage Assoc.	3.904% (12 Mo. LIBOR + 1.66%	)#	12/1/2036	5,287	5,529,262
Federal National Mortgage Assoc.	3.919% (12 Mo. LIBOR + 1.62%	)#	3/1/2038	7,962	8,321,571
Federal National Mortgage Assoc.	3.927% (12 Mo. LIBOR + 1.78%	)#	3/1/2042	12,694	13,250,768
Federal National Mortgage Assoc.	3.958% (12 Mo. LIBOR + 1.62%	)#	8/1/2037	7,857	8,193,698
Federal National Mortgage Assoc.	3.963% (12 Mo. LIBOR + 1.62%	)#	1/1/2038	3,960	4,129,866
Federal National Mortgage Assoc.	3.968% (12 Mo. LIBOR + 1.78%	)#	10/1/2036	5,645	5,932,139
Federal National Mortgage Assoc.	3.997% (12 Mo. LIBOR + 1.75%	)#	11/1/2038	9,101	9,554,632
Federal National Mortgage Assoc.	4.004% (12 Mo. LIBOR + 1.61%	)#	4/1/2038	9,520	9,948,723
Federal National Mortgage Assoc.	4.058% (12 Mo. LIBOR + 1.81%	)#	12/1/2040	4,263	4,428,698
Federal National Mortgage Assoc.	4.112% (12 Mo. LIBOR + 1.89%	)#	12/1/2038	3,988	4,208,011
Federal National Mortgage Assoc.	4.114% (12 Mo. LIBOR + 1.72%	)#	10/1/2036	7,623	8,001,984
Federal National Mortgage Assoc.	4.132% (12 Mo. LIBOR + 1.66%	)#	9/1/2036	5,152	5,378,347
Federal National Mortgage Assoc.	4.134% (1 Yr Treasury Constant Maturity Rate + 2.23%	)#	3/1/2038	4,146	4,368,195
Federal National Mortgage Assoc.	4.136% (12 Mo. LIBOR + 1.72%	)#	8/1/2038	4,131	4,315,136
Federal National Mortgage Assoc.	4.146% (12 Mo. LIBOR + 1.81%	)#	8/1/2041	6,137	6,404,220
Federal National Mortgage Assoc.	4.147% (12 Mo. LIBOR + 1.66%	)#	9/1/2038	5,749	6,020,984
Federal National Mortgage Assoc.	4.157% (12 Mo. LIBOR + 1.50%	)#	10/1/2035	11,579	12,049,899
Federal National Mortgage Assoc.	4.182% (12 Mo. LIBOR + 1.57%	)#	11/1/2036	3,533	3,681,769
Federal National Mortgage Assoc.	4.196% (12 Mo. LIBOR + 1.59%	)#	8/1/2034	10,977	11,458,272
Federal National Mortgage Assoc.	4.216% (12 Mo. LIBOR + 1.84%	)#	7/1/2040	3,331	3,417,667

See Notes to Financial Statements.	335

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)
Federal National Mortgage Assoc.	4.284% (12 Mo. LIBOR + 1.82%	)#	12/1/2040	$9,380	$9,803,264
Federal National Mortgage Assoc.	4.514% (12 Mo. LIBOR + 1.80%	)#	10/1/2040	2,467	2,564,642
Federal National Mortgage Assoc.	4.602% (12 Mo. LIBOR + 1.80%	)#	11/1/2040	13,794	14,403,027
Federal National Mortgage Assoc.	5.50%		1/1/2035	953	1,028,850
Total Government Sponsored Enterprises Pass-Throughs (cost $434,883,052)					429,865,232

MUNICIPAL BONDS 0.26%

Miscellaneous
IL State GO	6.20%		7/1/2021	174	180,193
Illinois	4.95%		6/1/2023	3,971	4,019,804
Illinois	5.877%		3/1/2019	49,485	49,817,539
New Jersey Econ Dev Auth (AGM)	Zero Coupon		2/15/2019	13,255	13,176,530
New Jersey Econ Dev Auth (AGM)	Zero Coupon		2/15/2020	7,750	7,438,760
New Jersey Transp Tr Fnd Auth	5.00%		6/15/2019	1,000	1,013,990
New Jersey Transp Tr Fnd Auth	1.758%		12/15/2018	14,980	14,974,457
New Jersey Transp Tr Fnd Auth	5.00%		12/15/2018	10,940	10,949,737
New Jersey Transp Tr Fnd Auth	5.00%		12/15/2019	6,900	7,083,609
Total					108,654,619
Total Municipal Bonds (cost $108,650,917)					108,654,619

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 25.55%
1211 Avenue of the Americas Trust 2015-1211 XA IO†	0.38%	#(k)	8/10/2035	214,200	3,604,301
A10 Bridge Asset Financing LLC 2015-AA A1†	3.30%		5/15/2036	58,412	57,787,343
A10 Term Asset Financing LLC 2017-1A A1FX†	2.34%		3/15/2036	6,953	6,931,272
Americold LLC 2010-ARTA A1†	3.847%		1/14/2029	18,584	18,697,117
AOA Mortgage Trust 2015-1177 A†	2.957%		12/13/2029	10,910	10,750,590
AREIT Trust 2018-CRE2 A†	3.262% (1 Mo. LIBOR + .98%	)#	11/14/2035	43,936	44,018,380
Assurant Commercial Mortgage Trust 2016-1A A1†	1.362%		5/15/2049	3,993	3,987,956
Atrium Hotel Portfolio Trust 2017-ATRM A†	3.237% (1 Mo. LIBOR + .93%	)#	12/15/2036	19,170	19,132,523
Atrium Hotel Portfolio Trust 2017-ATRM B†	3.807% (1 Mo. LIBOR + 1.50%	)#	12/15/2036	31,196	31,135,870
Atrium Hotel Portfolio Trust 2018-ATRM A†	3.257% (1 Mo. LIBOR + .95%	)#	6/15/2035	37,883	37,904,203

336	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Atrium Hotel Portfolio Trust 2018-ATRM B†	3.737% (1 Mo. LIBOR + 1.43%	)#	6/15/2035	$28,355	$28,371,684
Atrium Hotel Portfolio Trust 2018-ATRM C†	3.957% (1 Mo. LIBOR + 1.65%	)#	6/15/2035	9,012	9,017,413
Aventura Mall Trust 2013-AVM A†	3.867%	#(k)	12/5/2032	43,213	43,749,740
Aventura Mall Trust 2013-AVM D†	3.867%	#(k)	12/5/2032	11,000	11,138,686
BAMLL Trust 2011-FSHN A†	4.42%		7/11/2033	34,912	35,611,204
Banc of America Commercial Mortgage Trust 2016-UB10 XA IO	2.146%	#(k)	7/15/2049	87,428	8,295,976
Bancorp Commercial Mortgage Trust (The) 2018-CR3 A†	3.157% (1 Mo. LIBOR + .85%	)#	1/15/2033	37,358	37,210,668
Bancorp Commercial Mortgage Trust 2016-CRE1 A†	3.71% (1 Mo. LIBOR + 1.43%	)#	11/15/2033	93	93,464
Bancorp Commercial Mortgage Trust 2017-CRE2 A†	3.168% (1 Mo. LIBOR + .85%	)#	8/15/2032	10,127	10,113,198
BB-UBS Trust 2012-TFT A†	2.892%		6/5/2030	71,213	69,908,079
BB-UBS Trust 2012-TFT B†	3.584%	#(k)	6/5/2030	7,850	7,647,298
BB-UBS Trust 2012-TFT C†	3.584%	#(k)	6/5/2030	14,354	13,928,969
BBCMS Mortgage Trust 2017-DELC A†	3.157% (1 Mo. LIBOR + .85%	)#	8/15/2036	43,785	43,784,037
BBCMS Mortgage Trust 2017-GLKS B†	3.507% (1 Mo. LIBOR + 1.20%	)#	11/15/2034	23,607	23,578,894
BBCMS Mortgage Trust 2017-GLKS C†	3.707% (1 Mo. LIBOR + 1.40%	)#	11/15/2034	3,218	3,214,195
BBCMS Mortgage Trust 2018-TALL A†	3.029% (1 Mo. LIBOR + .72%	)#	3/15/2037	33,595	33,558,264
BBCMS Mortgage Trust 2018-TALL E†	4.744% (1 Mo. LIBOR + 2.44%	)#	3/15/2037	49,994	49,990,410
BBCMS Trust 2013-TYSN C†	3.821%		9/5/2032	5,475	5,489,727
BBCMS Trust 2015-MSQ A†	3.593%		9/15/2032	19,174	19,209,196
BBCMS Trust 2015-STP A†	3.323%		9/10/2028	9,133	9,130,884
BBCMS Trust 2015-STP B†	3.927%		9/10/2028	11,400	11,418,514
BBCMS Trust 2015-STP C†	4.427%	#(k)	9/10/2028	23,900	23,950,950
BBCMS Trust 2015-STP XA IO†	1.104%	#(k)	9/10/2028	261,905	4,045,122
BBCMS Trust 2015-VFM A1†	2.466%		3/10/2036	30,109	29,021,758
BBCMS Trust 2018-BXH A†	3.307% (1 Mo. LIBOR + 1.00%	)#	10/15/2037	15,000	15,039,444
BDS 2018-FL1 A†	3.153% (1 Mo. LIBOR + .85%	)#	1/15/2035	62,423	62,339,135
Bear Stearns Deutsche Bank Trust 2005-AFR1 A2†	5.008%		9/15/2027	4,389	4,452,348
BWAY Mortgage Trust 2013-1515 XB IO†	0.534%	#(k)	3/10/2033	103,040	2,409,467

See Notes to Financial Statements.	337

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
BX Commercial Mortgage Trust 2018-BIOA A†	2.978% (1 Mo. LIBOR + .67%	)#	3/15/2037	$108,469	$108,384,752
BX Trust 2017-APPL A†	3.187% (1 Mo. LIBOR + .88%	)#	7/15/2034	34,323	34,308,683
BX Trust 2017-APPL D†	4.357% (1 Mo. LIBOR + 2.05%	)#	7/15/2034	22,583	22,651,954
BX Trust 2017-APPL E†	5.457% (1 Mo. LIBOR + 3.15%	)#	7/15/2034	34,656	34,774,375
BX Trust 2017-SLCT A†	3.227% (1 Mo. LIBOR + .92%	)#	7/15/2034	33,391	33,338,864
BX Trust 2017-SLCT B†	3.507% (1 Mo. LIBOR + 1.20%	)#	7/15/2034	30,795	30,751,467
BX Trust 2017-SLCT C†	3.707% (1 Mo. LIBOR + 1.40%	)#	7/15/2034	18,765	18,741,259
BX Trust 2017-SLCT D†	4.357% (1 Mo. LIBOR + 2.05%	)#	7/15/2034	74,720	74,672,735
BX Trust 2017-SLCT E†	5.457% (1 Mo. LIBOR + 3.15%	)#	7/15/2034	56,002	56,177,783
BX Trust 2018-BILT A†	3.107% (1 Mo. LIBOR + .80% Floor .80%	)#	5/15/2030	30,399	30,348,480
BX Trust 2018-BILT D†	4.077% (1 Mo. LIBOR + 1.77% Floor 1.77%	)#	5/15/2030	11,427	11,422,903
BX Trust 2018-GW A†	3.107% (1 Mo. LIBOR + .80%	)#	5/15/2035	21,579	21,563,422
BX Trust 2018-GW D†	4.077% (1 Mo. LIBOR + 1.77% Floor 1.77%	)#	5/15/2035	15,601	15,619,866
BXP Trust 2017-CQHP A†	3.157% (1 Mo. LIBOR + .85%	)#	11/15/2034	30,609	30,651,458
Caesars Palace Las Vegas Trust 2017-VICI A†	3.531%		10/15/2034	184,303	184,229,242
Caesars Palace Las Vegas Trust 2017-VICI B†	3.835%		10/15/2034	92,705	92,487,635
Caesars Palace Las Vegas Trust 2017-VICI C†	4.138%		10/15/2034	45,466	45,433,492
Caesars Palace Las Vegas Trust 2017-VICI D†	4.499%	#(k)	10/15/2034	28,230	28,191,825
Caesars Palace Las Vegas Trust 2017-VICI E†	4.499%	#(k)	10/15/2034	92,392	90,617,270
Caesars Palace Las Vegas Trust 2017-VICI XA IO†	0.968%	#(k)	10/15/2034	495,108	14,502,109
Caesars Palace Las Vegas Trust 2017-VICI XB IO†	0.538%	#(k)	10/15/2034	314,538	4,688,126
CFCRE Commercial Mortgage Trust 2011-C2 AJ†	5.947%	#(k)	12/15/2047	8,307	8,678,197
CFCRE Commercial Mortgage Trust 2016-C4 XA IO	1.896%	#(k)	5/10/2058	69,962	6,647,437
CFCRE Commercial Mortgage Trust 2016-C6 XA IO	1.33%	#(k)	11/10/2049	158,524	11,346,681
CFCRE Commercial Mortgage Trust 2016-C7 XA IO	0.902%	#(k)	12/10/2054	147,238	7,135,514
CFCRE Commercial Mortgage Trust 2018-TAN A†	4.236%		2/15/2033	40,657	41,326,580
CGBAM Commercial Mortgage Trust 2015-SMRT B†	3.213%		4/10/2028	22,707	22,617,380
CGBAM Commercial Mortgage Trust 2015-SMRT C†	3.516%		4/10/2028	15,195	15,173,144
CGBAM Commercial Mortgage Trust 2015-SMRT D†	3.768%		4/10/2028	5,200	5,188,532
Cherrywood SB Commercial Mortgage Loan Trust 2016-1A AFX†	3.73%		3/25/2049	8,431	8,179,078
CHT Mortgage Trust 2017-CSMO A†	3.237%	#(k)	11/15/2036	77,105	76,952,548

338	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
CHT Mortgage Trust 2017-CSMO B†	3.707% (1 Mo. LIBOR + 1.40%	)#	11/15/2036	$32,200	$32,137,017
CHT Mortgage Trust 2017-CSMO D†	4.557% (1 Mo. LIBOR + 2.25%	)#(k)	11/15/2036	27,825	27,914,413
Citigroup Commercial Mortgage Trust 2012-GC8 A4	3.024%		9/10/2045	31,679	31,254,471
Citigroup Commercial Mortgage Trust 2012-GC8 XB IO†	0.222%	#(k)	9/10/2045	218,445	1,319,885
Citigroup Commercial Mortgage Trust 2013-375P A†	3.251%		5/10/2035	14,500	14,349,549
Citigroup Commercial Mortgage Trust 2013-375P B†	3.635%	#(k)	5/10/2035	23,000	22,678,621
Citigroup Commercial Mortgage Trust 2013-GC11 XA IO	1.545%	#(k)	4/10/2046	379,984	18,679,367
Citigroup Commercial Mortgage Trust 2013-GC15 A4	4.371%	#(k)	9/10/2046	13,315	13,796,468
Citigroup Commercial Mortgage Trust 2014-GC19 A3	3.753%		3/10/2047	6,604	6,645,548
Citigroup Commercial Mortgage Trust 2014-GC19 A4	4.023%		3/10/2047	12,490	12,734,376
Citigroup Commercial Mortgage Trust 2014-GC21 XA IO	1.356%	#(k)	5/10/2047	222,331	10,767,106
Citigroup Commercial Mortgage Trust 2014-GC23 XB IO	0.318%	#(k)	7/10/2047	120,131	1,491,559
Citigroup Commercial Mortgage Trust 2015-GC27 AAB	2.944%		2/10/2048	9,186	9,027,146
Citigroup Commercial Mortgage Trust 2015-GC27 XA IO	1.53%	#(k)	2/10/2048	123,510	8,041,153
Citigroup Commercial Mortgage Trust 2015-GC31 XA IO	0.524%	#(k)	6/10/2048	246,128	5,251,840
Citigroup Commercial Mortgage Trust 2015-GC35 XA IO	1.024%	#(k)	11/10/2048	179,456	7,314,451
Citigroup Commercial Mortgage Trust 2016-GC36 XA IO	1.46%	#(k)	2/10/2049	100,884	7,149,978
Citigroup Commercial Mortgage Trust 2016-GC37 XA IO	1.951%	#(k)	4/10/2049	68,034	6,717,031
Citigroup Mortgage Loan Trust 2013-2 5A1†	2.421%	#(k)	7/25/2036	4,210	4,111,175
CityLine Commercial Mortgage Trust 2016-CLNE†	2.871%	#(k)	11/10/2031	16,235	15,705,986
Cold Storage Trust 2017-ICE3 A†	3.307% (1 Mo. LIBOR + 1.00%	)#	4/15/2036	51,745	51,767,074
COMM Mortgage Trust 2013-CR11 A4	4.258%		8/10/2050	8,180	8,443,996
COMM Mortgage Trust 2013-CR12 A3	3.765%		10/10/2046	17,392	17,565,790

See Notes to Financial Statements.	339

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
COMM Mortgage Trust 2013-CR8 A5	3.612%	#(k)	6/10/2046	$5,522	$5,534,903
COMM Mortgage Trust 2013-LC6 A4	2.941%		1/10/2046	5,806	5,694,464
COMM Mortgage Trust 2014-277P A†	3.732%	#(k)	8/10/2049	8,060	8,069,864
COMM Mortgage Trust 2014-CR16 A4	4.051%		4/10/2047	13,860	14,144,434
COMM Mortgage Trust 2014-CR17 A5	3.977%		5/10/2047	7,206	7,333,839
COMM Mortgage Trust 2014-CR19 A5	3.796%		8/10/2047	9,704	9,785,650
COMM Mortgage Trust 2014-UBS3 A4	3.819%		6/10/2047	13,342	13,439,609
Commercial Mortgage Pass-Through Certificates 2010-C1 C†	6.151%	#(k)	7/10/2046	17,961	18,534,337
Commercial Mortgage Pass-Through Certificates 2010-C1 D†	6.286%	#(k)	7/10/2046	12,446	12,665,348
Commercial Mortgage Pass-Through Certificates 2012-CR3 AM†	3.416%		10/15/2045	7,449	7,346,654
Commercial Mortgage Pass-Through Certificates 2012-CR4 XA IO	1.939%	#(k)	10/15/2045	234,826	11,848,667
Commercial Mortgage Pass-Through Certificates 2012-CR5 AM†	3.223%		12/10/2045	22,028	21,729,952
Commercial Mortgage Pass-Through Certificates 2012-LC4 XA IO†	2.293%	#(k)	12/10/2044	62,994	3,424,395
Commercial Mortgage Pass-Through Certificates 2012-LTRT A1†	2.15%		10/5/2030	20,113	19,542,508
Commercial Mortgage Pass-Through Certificates 2013-CR10 A4	4.21%	#(k)	8/10/2046	9,960	10,241,019
Commercial Mortgage Pass-Through Certificates 2013-CR11 A2	3.047%		8/10/2050	15,034	15,022,864
Commercial Mortgage Pass-Through Certificates 2013-CR7 A4	3.213%		3/10/2046	29,247	28,913,926
Commercial Mortgage Pass-Through Certificates 2013-CR7 XA IO	1.384%	#(k)	3/10/2046	196,554	7,828,362
Commercial Mortgage Pass-Through Certificates 2013-CR8 XA IO	0.565%	#(k)	6/10/2046	458,009	7,036,765
Commercial Mortgage Pass-Through Certificates 2013-CR9 A4	4.375%	#(k)	7/10/2045	34,170	35,208,392
Commercial Mortgage Pass-Through Certificates 2013-GAM A2†	3.367%		2/10/2028	15,413	15,255,883
Commercial Mortgage Pass-Through Certificates 2013-SFS A1†	1.873%		4/12/2035	19,067	18,426,587
Commercial Mortgage Pass-Through Certificates 2013-WWP XB IO†	0.389%	#(k)	3/10/2031	265,903	3,073,599
Commercial Mortgage Pass-Through Certificates 2014 CR17 A4	3.70%		5/10/2047	60,470	60,771,546

340	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Commercial Mortgage Pass-Through Certificates 2014-CR18 A5	3.828%		7/15/2047	$18,661	$18,815,730
Commercial Mortgage Pass-Through Certificates 2014-CR19 A4	3.532%		8/10/2047	18,366	18,293,880
Commercial Mortgage Pass-Through Certificates 2014-CR19 XA IO	1.337%	#(k)	8/10/2047	110,970	4,517,779
Commercial Mortgage Pass-Through Certificates 2014-CR21 XA IO	1.072%	#(k)	12/10/2047	132,205	5,341,147
Commercial Mortgage Pass-Through Certificates 2014-FL5 B†	4.457% (1 Mo. LIBOR + 2.15%	)#	10/15/2031	922	920,351
Commercial Mortgage Pass-Through Certificates 2014-LC15 A3	3.727%		4/10/2047	73,105	73,581,484
Commercial Mortgage Pass-Through Certificates 2014-LC15 A4	4.006%		4/10/2047	13,540	13,791,698
Commercial Mortgage Pass-Through Certificates 2014-LC17 XA IO	1.068%	#(k)	10/10/2047	148,378	4,249,606
Commercial Mortgage Pass-Through Certificates 2014-UBS3 A2	2.844%		6/10/2047	21,075	21,037,847
Commercial Mortgage Pass-Through Certificates 2014-UBS5 XA IO	1.172%	#(k)	9/10/2047	256,456	8,615,018
Commercial Mortgage Pass-Through Certificates 2015-CR23 CMC†	3.807%	#(k)	5/10/2048	8,800	8,765,764
Commercial Mortgage Pass-Through Certificates 2015-PC1 XA IO†	0.868%	#(k)	7/10/2050	186,124	5,668,284
Commercial Mortgage Pass-Through Certificates 2016-COR1 A2	2.499%		10/10/2049	7,414	7,255,463
Commercial Mortgage Pass-Through Certificates 2016-GCT D†	3.577%	#(k)	8/10/2029	7,193	7,031,600
Commercial Mortgage Pass-Through Certificates 2016-GCT E†	3.577%	#(k)	8/10/2029	6,850	6,654,370
Commercial Mortgage Pass-Through Certificates 2016-SAVA A†	4.027% (1 Mo. LIBOR + 1.72%	)#	10/15/2034	55,584	55,628,680
Commercial Mortgage Pass-Through Certificates 2016-SAVA B†	4.607% (1 Mo. LIBOR + 2.30%	)#	10/15/2034	56,507	56,820,085
Commercial Mortgage Trust 2006-GG7 AM	5.856%	#(k)	7/10/2038	21,695	21,716,112
Commercial Mortgage Trust 2016-CD1 XA IO	1.56%	#(k)	8/10/2049	119,631	9,610,902
Core Industrial Trust 2015-CALW XA IO†	0.939%	#(k)	2/10/2034	88,437	1,946,939
Core Industrial Trust 2015-WEST XA IO†	1.076%	#(k)	2/10/2037	180,155	9,172,031
Core Industrial Trust 2015-WEST XB IO†	0.844%	#(k)	2/10/2037	90,323	3,519,661
Credit Suisse First Boston Mortgage Securities Corp. 2006-OMA B2†	5.538%		5/15/2023	9,750	9,913,964

See Notes to Financial Statements.	341

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Credit Suisse First Boston Mortgage Securities Corp. 2006-OMA C†	5.587%		5/15/2023	$9,852	$10,016,064
Credit Suisse Mortgage Capital Certificates 2011-2R 4A1†	2.391% (1 Mo. LIBOR + .11%	)#	2/27/2037	2,822	2,770,342
Credit Suisse Mortgage Capital Certificates 2012-7R 2A1†	4.415%	#(k)	6/26/2036	2,544	2,563,998
Credit Suisse Mortgage Capital Certificates 2014-USA X1 IO†	0.697%	#(k)	9/15/2037	115,519	3,446,970
Credit Suisse Mortgage Capital Certificates 2016-MFF B†	4.807% (1 Mo. LIBOR + 2.50%	)#	11/15/2033	32,527	32,742,309
Credit Suisse Mortgage Capital Certificates 2016-MFF C†	5.807% (1 Mo. LIBOR + 3.50%	)#	11/15/2033	36,978	37,354,384
Credit Suisse Mortgage Capital Certificates 2017-HD A†	3.257% (1 Mo. LIBOR + .95%	)#	2/15/2031	29,838	29,788,710
Credit Suisse Mortgage Capital Certificates 2017-HD B†	3.657% (1 Mo. LIBOR + 1.35%	)#	2/15/2031	12,038	12,052,012
Credit Suisse Mortgage Capital Certificates 2017-HD C†	4.007% (1 Mo. LIBOR + 1.70%	)#	2/15/2031	6,721	6,724,991
Credit Suisse Mortgage Capital Certificates 2017-HD D†	4.807% (1 Mo. LIBOR + 2.50%	)#	2/15/2031	12,130	12,134,221
Credit Suisse Mortgage Capital Certificates 2017-HD E†	5.957% (1 Mo. LIBOR + 3.65%	)#	2/15/2031	17,624	17,643,215
Credit Suisse Mortgage Capital Certificates 2017-LSTK A†	2.761%		4/5/2033	64,601	63,652,516
Credit Suisse Mortgage Capital Certificates 2017-LSTK B†	3.03%		4/5/2033	13,175	12,951,021
Credit Suisse Mortgage Capital Certificates 2017-LSTK C†	3.229%		4/5/2033	8,450	8,297,849
Credit Suisse Mortgage Capital Certificates 2017-LSTK D†	3.442%	#(k)	4/5/2033	9,850	9,620,113
Credit Suisse Mortgage Capital Certificates 2017-MOON A†	3.197%		7/10/2034	45,816	45,482,551
Credit Suisse Mortgage Capital Certificates 2017-MOON B†	3.303%	#(k)	7/10/2034	8,250	8,150,229
Credit Suisse Mortgage Capital Certificates 2017-MOON D†	3.303%	#(k)	7/10/2034	9,093	8,746,305
Credit Suisse Mortgage Capital Certificates Trust 2017-PFHP A†	3.257% (1 Mo. LIBOR + .95%	)#	12/15/2030	18,561	18,561,854
Credit Suisse Mortgage Capital Certificates Trust 2017-PFHP C†	3.907% (1 Mo. LIBOR + 1.60%	)#	12/15/2030	14,832	14,853,257
CSAIL Commercial Mortgage Trust 2015-C2 ASB	3.224%		6/15/2057	16,706	16,549,284

342	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
CSAIL Commercial Mortgage Trust 2015-C4 A2	3.157%		11/15/2048	$13,828	$13,773,064
CSAIL Commercial Mortgage Trust 2016-C6 XA IO	1.954%	#(k)	1/15/2049	209,348	18,994,939
CSAIL Commercial Mortgage Trust 2016-C7 XA IO	1.19%	#(k)	11/15/2049	232,575	13,320,044
CSAIL Commercial Mortgage Trust 2018-C14 A2	4.261%		11/15/2051	46,551	48,202,155
DBGS Mortgage Trust 2018 5BP A†	2.952%	#(k)	6/15/2033	35,000	34,911,320
DBGS Mortgage Trust 2018-BIOD A†	3.11% (1 Mo. LIBOR + .80%	)#	5/15/2035	50,300	50,074,469
DBJPM Mortgage Trust 2016-C3 XA IO	1.643%	#(k)	9/10/2049	196,557	17,518,297
DBUBS Mortgage Trust 2011-LC2A A1†	3.527%		7/10/2044	8,765	8,788,959
DBUBS Mortgage Trust 2011-LC2A A4†	4.537%		7/10/2044	17,808	18,251,154
DBUBS Mortgage Trust 2011-LC2A B†	4.998%	#(k)	7/10/2044	6,825	7,038,451
DBUBS Mortgage Trust 2011-LC3A PM4†	5.268%	#(k)	5/10/2044	9,200	9,265,366
DBWF Mortgage Trust 2015-LCM A1†	2.998%		6/10/2034	17,657	17,095,590
DBWF Mortgage Trust 2015-LCM XA IO†	0.537%	#(k)	6/10/2034	34,892	594,029
DBWF Mortgage Trust 2018-AMXP A†	3.873%	#(k)	5/5/2035	303,200	303,019,596
DBWF Mortgage Trust 2018-AMXP B†	4.122%	#(k)	5/5/2035	53,868	53,841,335
DBWF Mortgage Trust 2018-AMXP C†	3.956%	#(k)	5/5/2035	49,438	48,986,878
DBWF Mortgage Trust 2018-AMXP D†	3.917%	#(k)	5/5/2035	6,780	6,680,707
Federal Home Loan Mortgage Corp. 2012-K707 B†	4.003%	#(k)	1/25/2047	1,698	1,694,115
GAHR Commercial Mortgage Trust 2015-NRF BFX†	3.495%	#(k)	12/15/2034	31,215	31,046,860
GAHR Commercial Mortgage Trust 2015-NRF CFX†	3.495%	#(k)	12/15/2034	5,440	5,419,424
GAHR Commercial Mortgage Trust 2015-NRF EFX†	3.495%	#(k)	12/15/2034	16,767	16,557,035
GRACE Mortgage Trust 2014-GRCE A†	3.369%		6/10/2028	37,238	37,285,976
Great Wolf Trust 2017-WOLF D†	4.557% (1 Mo. LIBOR + 2.10%	)#	9/15/2034	70,104	70,104,855
Great Wolf Trust 2017-WOLF E†	5.557% (1 Mo. LIBOR + 3.10%	)#	9/15/2034	76,090	76,192,661
Great Wolf Trust 2017-WOLF F†	6.527% (1 Mo. LIBOR + 4.07%	)#	9/15/2034	15,289	15,333,655
GS Mortgage Securities Corp. II 2012-BWTR A†	2.954%		11/5/2034	9,225	9,016,249
GS Mortgage Securities Corp. II 2012-TMSQ A†	3.007%		12/10/2030	43,122	42,050,673
GS Mortgage Securities Corp. II 2012-TMSQ C†	3.573%	#(k)	12/10/2030	14,494	14,037,881
GS Mortgage Securities Corp. II 2013-KING A†	2.706%		12/10/2027	35,707	35,495,349
GS Mortgage Securities Corp. II 2013-KING B†	3.241%		12/10/2027	28,300	28,124,693
GS Mortgage Securities Corp. II 2013-KING C†	3.55%	#(k)	12/10/2027	22,300	22,166,425
GS Mortgage Securities Corp. II 2013-KING E†	3.55%	#(k)	12/10/2027	3,000	2,961,533
GS Mortgage Securities Corp. II 2017-SLP A†	3.419%		10/10/2032	4,900	4,875,552
GS Mortgage Securities Corp. Trust 2012-ALOH A†	3.551%		4/10/2034	44,770	44,918,850

See Notes to Financial Statements.	343

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Corp. Trust 2012-ALOH C†	4.267%	#(k)	4/10/2034	$6,779	$6,866,906
GS Mortgage Securities Corp. Trust 2012-SHOP B†	3.311%		6/5/2031	51,853	51,830,266
GS Mortgage Securities Corp. Trust 2012-SHOP C†	3.633%		6/5/2031	44,905	44,867,648
GS Mortgage Securities Corp. Trust 2012-SHOP D†	4.182%		6/5/2031	15,450	15,465,439
GS Mortgage Securities Corp. Trust 2016-RENT C†	4.202% (1 Mo. LIBOR + 2.30% Floor 2.30%	)#	2/10/2029	13,648	13,664,253
GS Mortgage Securities Corp. Trust 2017-GPTX A†	2.856%		5/10/2034	41,764	40,918,880
GS Mortgage Securities Corp. Trust 2017-GPTX B†	3.104%		5/10/2034	35,794	35,084,312
GS Mortgage Securities Corp. Trust 2017-GPTX C†	3.302%		5/10/2034	11,172	10,975,802
GS Mortgage Securities Corp. Trust 2017-STAY A†	3.157% (1 Mo. LIBOR + .85%	)#	7/15/2032	30,659	30,640,795
GS Mortgage Securities Corp. Trust 2017-STAY B†	3.407% (1 Mo. LIBOR + 1.10%	)#	7/15/2032	10,811	10,864,063
GS Mortgage Securities Corp. Trust 2017-STAY C†	3.657% (1 Mo. LIBOR + 1.35%	)#	7/15/2032	7,734	7,774,586
GS Mortgage Securities Corp. Trust 2017-STAY D†	4.257% (1 Mo. LIBOR + 1.95%	)#	7/15/2032	19,051	19,057,390
GS Mortgage Securities Corp. Trust 2018-FBLU A†	3.257% (1 Mo. LIBOR + .95%	)#	11/15/2035	73,368	73,441,368
GS Mortgage Securities Corp. Trust 2018-FBLU E†	5.057% (1 Mo. LIBOR + 2.75%	)#	11/15/2035	19,126	19,145,126
GS Mortgage Securities Corp. Trust 2018-RIVR A†	3.257% (1 Mo. LIBOR + .95%	)#	7/15/2035	47,683	47,591,930
GS Mortgage Securities Trust 2010-C2 A1†	3.849%		12/10/2043	2,909	2,926,327
GS Mortgage Securities Trust 2011-GC5 B†	5.558%	#(k)	8/10/2044	39,535	40,933,065
GS Mortgage Securities Trust 2012-GC6 B†	5.84%	#(k)	1/10/2045	14,812	15,525,082
GS Mortgage Securities Trust 2012-GC6 XA IO†	2.135%	#(k)	1/10/2045	177,922	8,527,362
GS Mortgage Securities Trust 2012-GCJ7 B	4.74%		5/10/2045	11,331	11,533,545
GS Mortgage Securities Trust 2012-GCJ9 IO	2.12%	#(k)	11/10/2045	90,752	5,718,586
GS Mortgage Securities Trust 2012-GCJ9 XB IO†	0.441%	#(k)	11/10/2045	90,233	1,195,909
GS Mortgage Securities Trust 2013 GC12 B	3.777%	#(k)	6/10/2046	5,809	5,733,867
GS Mortgage Securities Trust 2013-G1 A1†	2.059%		4/10/2031	11,297	11,006,260
GS Mortgage Securities Trust 2013-GC12 A2	2.011%		6/10/2046	2,944	2,941,552
GS Mortgage Securities Trust 2013-GC12 XA IO	1.574%	#(k)	6/10/2046	456,717	23,080,651
GS Mortgage Securities Trust 2013-GC14 A5	4.243%		8/10/2046	16,691	17,188,632
GS Mortgage Securities Trust 2014-GC22 A5	3.862%		6/10/2047	25,948	26,243,075
GS Mortgage Securities Trust 2014-GC26 XA IO	1.175%	#(k)	11/10/2047	100,900	4,533,916
GS Mortgage Securities Trust 2015-GS1 XA IO	0.955%	#(k)	11/10/2048	94,741	4,225,469
GS Mortgage Securities Trust 2016-GS2 XA IO	1.812%	#(k)	5/10/2049	222,246	19,244,496

344	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Trust 2016-GS4 225A†	2.636%		11/10/2029	$12,237	$11,880,339	(b)
GS Mortgage Securities Trust 2016-GS4 225C†	3.778%		11/10/2029	21,308	21,075,862	(b)
GS Mortgage Securities Trust 2016-GS4 225D†	4.766%		11/10/2029	28,888	28,794,011	(b)
Hilton Orlando Trust 2018-ORL A†	3.077% (1 Mo. LIBOR + .77%	)#	12/15/2034	32,401	32,371,810
Hilton Orlando Trust 2018-ORL D†	4.007% (1 Mo. LIBOR + 1.70%	)#	12/15/2034	22,717	22,712,552
HMH Trust 2017-NSS A†	3.062%		7/5/2031	33,687	32,686,557
HMH Trust 2017-NSS B†	3.343%		7/5/2031	21,685	21,170,202
HMH Trust 2017-NSS C†	3.787%		7/5/2031	16,116	15,605,896
HMH Trust 2017-NSS D†	4.723%		7/5/2031	21,309	20,846,100
Hospitality Mortgage Trust 2017-HIT B†	3.497% (1 Mo. LIBOR + 1.18%	)#	5/8/2030	29,960	29,910,686
Hospitality Mortgage Trust 2017-HIT C†	3.667% (1 Mo. LIBOR + 1.35%	)#	5/8/2030	9,193	9,177,946
Hospitality Mortgage Trust 2017-HIT D†	4.467% (1 Mo. LIBOR + 2.15%	)#	5/8/2030	31,875	31,834,567
Hospitality Mortgage Trust 2017-HIT E†	5.867% (1 Mo. LIBOR + 3.55%	)#	5/8/2030	47,231	47,290,511
Hudsons Bay Simon JV Trust 2015-HB10 XA10 IO†	1.474%	#(k)	8/5/2034	150,785	11,493,587
Hudsons Bay Simon JV Trust 2015-HB7 A7†	3.914%		8/5/2034	65,851	64,936,461
Hudsons Bay Simon JV Trust 2015-HB7 B7†	4.666%		8/5/2034	5,000	4,850,689
Hudsons Bay Simon JV Trust 2015-HB7 D7†	5.331%	#(k)	8/5/2034	5,000	4,534,705
Hudsons Bay Simon JV Trust 2015-HB7 XA7 IO†	1.417%	#(k)	8/5/2034	171,661	7,337,649
Irvine Core Office Trust 2013-IRV A1†	2.068%		5/15/2048	34,501	33,589,850
Irvine Core Office Trust 2013-IRV A2†	3.279%	#(k)	5/15/2048	40,462	40,015,520
Irvine Core Office Trust 2013-IRV XA IO†	1.211%	#(k)	5/15/2048	70,304	1,701,081
JPMBB Commercial Mortgage Securities Trust 2013-C14 A4	4.133%	#(k)	8/15/2046	37,840	38,755,017
JPMBB Commercial Mortgage Securities Trust 2014-C22 A4	3.801%		9/15/2047	28,007	28,178,543
JPMorgan Chase Commercial Mortgage Securities Trust 2007-CB18 AM	5.466%	#(k)	6/12/2047	2,091	2,096,238
JPMorgan Chase Commercial Mortgage Securities Trust 2007-CB18 AMFX	5.40%		6/12/2047	1,478	1,473,129
JPMorgan Chase Commercial Mortgage Securities Trust 2009-IWST C†	7.694%	#(k)	12/5/2027	5,730	5,935,936
JPMorgan Chase Commercial Mortgage Securities Trust 2010-C1 A2†	4.608%		6/15/2043	5,417	5,479,650
JPMorgan Chase Commercial Mortgage Securities Trust 2010-C2 B†	5.075%	#(k)	11/15/2043	1,710	1,735,323

See Notes to Financial Statements.	345

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust 2012-C6 B	4.819%	#(k)	5/15/2045	$9,466	$9,622,117
JPMorgan Chase Commercial Mortgage Securities Trust 2012-WLDN A†	3.905%		5/5/2030	75,531	75,598,697
JPMorgan Chase Commercial Mortgage Securities Trust 2013-C10 XA IO	1.146%	#(k)	12/15/2047	281,200	9,420,573
JPMorgan Chase Commercial Mortgage Securities Trust 2013-C12 XA IO	0.631%	#(k)	7/15/2045	156,149	2,909,642
JPMorgan Chase Commercial Mortgage Securities Trust 2013-C13 A2	2.665%		1/15/2046	7,804	7,780,735
JPMorgan Chase Commercial Mortgage Securities Trust 2013-LC11 XA IO	1.411%	#(k)	4/15/2046	100,618	4,618,401
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C18 A5	4.079%		2/15/2047	20,800	21,243,552
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 A2	3.046%		4/15/2047	35,744	35,710,617
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 XA IO	1.276%	#(k)	4/15/2047	116,689	2,003,898
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 XB IO	0.424%	#(k)	4/15/2047	34,361	583,422
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C24 XA IO	1.115%	#(k)	11/15/2047	113,523	4,118,367
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C25 XA IO	1.093%	#(k)	11/15/2047	204,201	7,826,972
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C26 XA IO	1.232%	#(k)	1/15/2048	196,237	7,876,745
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY A†	3.429%		6/10/2027	163,798	162,559,786
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY B†	3.771%		6/10/2027	20,772	20,608,298
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY C†	3.931%	#(k)	6/10/2027	14,352	14,030,100
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY D†	3.931%	#(k)	6/10/2027	20,795	17,904,222
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY XA IO†	0.503%	#(k)	6/10/2027	102,274	140,115
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY XB IO†	0.16%	#(k)	6/10/2027	45,476	10,005
JPMorgan Chase Commercial Mortgage Securities Trust 2014-FL4 C†	4.507% (1 Mo. LIBOR + 2.20%	)#	12/15/2030	5,622	5,622,870
JPMorgan Chase Commercial Mortgage Securities Trust 2014-FL4 D†	5.407% (1 Mo. LIBOR + 3.10%	)#	12/15/2030	29,000	29,007,946

346	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C28 A2	2.773%		10/15/2048	$2,586	$2,568,446
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C29 XA IO	0.945%	#(k)	5/15/2048	97,365	2,931,888
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C30 XA IO	0.754%	#(k)	7/15/2048	144,337	3,909,375
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C31 A2	3.008%		8/15/2048	5,000	4,970,709
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C32 ASB	3.358%		11/15/2048	15,275	15,172,132
JPMorgan Chase Commercial Mortgage Securities Trust 2015-UES B†	3.387%		9/5/2032	12,900	12,803,136
JPMorgan Chase Commercial Mortgage Securities Trust 2015-UES C†	3.742%	#(k)	9/5/2032	10,696	10,632,825
JPMorgan Chase Commercial Mortgage Securities Trust 2015-UES XA IO†	0.809%	#(k)	9/5/2032	242,750	2,452,989
JPMorgan Chase Commercial Mortgage Securities Trust 2016-JP4 XA IO	0.937%	#(k)	12/15/2049	174,506	6,766,757
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI A†	2.798%		10/5/2031	42,735	41,865,787
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI B†	3.201%		10/5/2031	12,036	11,820,350
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI C†	3.554%		10/5/2031	15,357	15,122,634
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI D†	4.143%	#(k)	10/5/2031	29,748	29,315,280
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI E†	4.143%	#(k)	10/5/2031	9,726	9,449,257
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI XA IO†	1.345%	#(k)	10/5/2031	131,129	3,777,171
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI XB IO†	0.791%	#(k)	10/5/2031	77,997	1,286,561
JPMorgan Chase Commercial Mortgage Securities Trust 2017-C5 A2	3.33%		3/15/2050	20,929	20,819,689
JPMorgan Chase Commercial Mortgage Securities Trust 2017-JP7 XA IO	1.233%	#(k)	9/15/2050	295,194	19,925,207
JPMorgan Chase Commercial Mortgage Securities Trust 2017-MARK A†	3.392%		6/5/2032	51,308	50,697,832
JPMorgan Chase Commercial Mortgage Securities Trust 2017-MARK B†	3.795%		6/5/2032	21,137	20,933,639
JPMorgan Chase Commercial Mortgage Securities Trust 2017-MARK C†	4.171%	#(k)	6/5/2032	15,721	15,567,950

See Notes to Financial Statements.	347

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust 2017-MAUI C†	3.565% (1 Mo. LIBOR + 1.25%	)#	7/15/2034	$15,163	$15,161,820
JPMorgan Chase Commercial Mortgage Securities Trust 2017-MAUI D†	4.265% (1 Mo. LIBOR + 1.95%	)#	7/15/2034	23,331	23,354,485
JPMorgan Chase Commercial Mortgage Securities Trust 2018-BCON A†	3.735%		1/5/2031	27,681	27,892,527
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ A†	3.307% (1 Mo. LIBOR + 1.00%	)#	6/15/2032	117,163	117,228,916
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ B†	3.607% (1 Mo. LIBOR + 1.30%	)#	6/15/2032	35,684	35,727,128
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ C†	3.907% (1 Mo. LIBOR + 1.60%	)#	6/15/2032	28,722	28,766,258
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ E†	5.307% (1 Mo. LIBOR + 3.00%	)#	6/15/2035	7,274	7,310,665
JPMorgan Chase Commercial Mortgage Securities Trust 2018-MINN A†(a)	3.327% (1 Mo. LIBOR + 1.02%	)#	11/15/2035	38,730	38,771,042
JPMorgan Chase Commercial Mortgage Securities Trust 2018-MINN B†(a)	3.657% (1 Mo. LIBOR + 1.35%	)#	11/15/2035	10,053	10,057,377
JPMorgan Chase Commercial Mortgage Securities Trust 2018-MINN C†(a)	4.007% (1 Mo. LIBOR + 1.70%	)#	11/15/2035	8,746	8,749,813
JPMorgan Chase Commercial Mortgage Securities Trust 2018-MINN D†(a)	4.307% (1 Mo. LIBOR + 2.00%	)#	11/15/2035	4,900	4,902,139
JPMorgan Chase Commercial Mortgage Securities Trust 2018-PTC A†	3.507% (1 Mo. LIBOR + 1.20%	)#	4/15/2031	53,048	53,090,640
JPMorgan Chase Commercial Mortgage Securities Trust 2018-PTC B†	4.207% (1 Mo. LIBOR + 1.90% Floor 1.90%	)#	4/15/2031	14,359	14,367,615
JPMorgan Chase Commercial Mortgage Securities Trust 2018-PTC C†	4.607% (1 Mo. LIBOR + 2.30%)	#(k)	4/15/2031	10,608	10,617,517
JPMorgan Chase Commercial Mortgage Securities Trust 2018-PTC D†	5.427% (1 Mo. LIBOR + 3.12% Floor 3.12%	)#	4/15/2031	5,572	5,582,236
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT AFL†	3.264% (1 Mo. LIBOR + .95%	)#	7/5/2033	32,310	32,264,766
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT AFX†	4.248%		7/5/2033	78,852	81,236,579
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT BFX†	4.549%		7/5/2033	23,661	24,317,004
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT CFL†	4.314% (1 Mo. LIBOR + 1.65%	)#	7/5/2033	9,118	9,106,248
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT CFX†	4.95%		7/5/2033	31,569	32,460,433

348	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT DFL†	4.864% (1 Mo. LIBOR + 2.25%	)#	7/5/2033	$9,118	$9,122,229
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT DFX†	5.35%		7/5/2033	36,128	37,166,741
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT XAFX IO†	1.295%	#(k)	7/5/2033	155,900	7,476,184
Ladder Capital Commercial Mortgage Securities LLC 2014-909 D†	4.028%	#(k)	5/15/2031	1,896	1,848,570
Ladder Capital Commercial Mortgage Securities LLC 2014-PKMD A†	2.952%	#(k)	11/14/2027	190,968	189,514,027
Ladder Capital Commercial Mortgage Securities LLC 2014-PKMD B†	2.952%	#(k)	11/14/2027	16,023	15,887,737
LMREC, Inc. 2015-CRE1 AR†	3.317% (1 Mo. LIBOR + .98%	)#	2/22/2032	73,866	73,650,470
LMREC, Inc. 2015-CRE1 BR†	4.587% (1 Mo. LIBOR + 2.25%	)#	2/22/2032	12,355	12,359,904	(b)
LSTAR Commercial Mortgage Trust 2014-2 XA IO†	1.033%	#(k)	1/20/2041	14,245	671
LSTAR Commercial Mortgage Trust 2015-3 A2†	2.729%	#(k)	4/20/2048	8,517	8,424,226
LSTAR Commercial Mortgage Trust 2016-4 XA IO†	2.038%	#(k)	3/10/2049	103,760	7,100,805
LSTAR Commercial Mortgage Trust 2017-5 A1†	2.417%		3/10/2050	14,540	14,296,542
LSTAR Commercial Mortgage Trust 2017-5 A2†	2.776%		3/10/2050	28,000	27,312,676
LSTAR Commercial Mortgage Trust 2017-5 A3†	4.50%		3/10/2050	72,650	74,691,828
Morgan Stanley Bank of America Merrill Lynch Trust 2012-CKSV A1†	2.117%		10/15/2030	13,418	13,033,918
Morgan Stanley Bank of America Merrill Lynch Trust 2012-CKSV A2†	3.277%		10/15/2030	15,315	14,796,195
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7 A4	2.918%		2/15/2046	5,280	5,160,414
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C8 A4	3.134%		12/15/2048	9,470	9,344,080
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C9 XA IO	1.207%	#(k)	5/15/2046	210,505	8,102,230
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C9 XB IO†	0.406%	#(k)	5/15/2046	107,177	1,438,362
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C19 XA IO	1.251%	#(k)	12/15/2047	165,256	6,195,744
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C24 ASB	3.479%		5/15/2048	16,231	16,206,201
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C29 XA IO	1.785%	#(k)	5/15/2049	131,169	11,352,216

See Notes to Financial Statements.	349

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C31 XA IO	1.583%	#(k)	11/15/2049	$274,416	$22,029,123
Morgan Stanley Capital Barclays Bank Trust 2016-MART A†	2.20%		9/13/2031	5,681	5,507,612
Morgan Stanley Capital Barclays Bank Trust 2016-MART B†	2.48%		9/13/2031	11,590	11,219,268
Morgan Stanley Capital Barclays Bank Trust 2016-MART C†	2.817%		9/13/2031	25,000	24,248,337
Morgan Stanley Capital I Trust 2011-C2 A4†	4.661%		6/15/2044	7,415	7,616,939
Morgan Stanley Capital I Trust 2012-C4 AS	3.773%		3/15/2045	11,384	11,450,129
Morgan Stanley Capital I Trust 2012-C4 XA IO†	2.266%	#(k)	3/15/2045	182,472	9,839,918
Morgan Stanley Capital I Trust 2012-STAR A1†	2.084%		8/5/2034	19,617	19,145,318
Morgan Stanley Capital I Trust 2012-STAR A2†	3.201%		8/5/2034	9,421	9,322,005
Morgan Stanley Capital I Trust 2012-STAR B†	3.451%		8/5/2034	1,267	1,254,724
Morgan Stanley Capital I Trust 2013-WLSR A†	2.695%		1/11/2032	7,744	7,678,693
Morgan Stanley Capital I Trust 2014-CPT A†	3.35%		7/13/2029	19,300	19,311,725
Morgan Stanley Capital I Trust 2014-CPT XA IO†	0.188%	#(k)	7/13/2029	260,000	751,400
Morgan Stanley Capital I Trust 2014-MP A†	3.469%		8/11/2033	8,445	8,487,961
Morgan Stanley Capital I Trust 2015-UBS8 ASB	3.626%		12/15/2048	9,549	9,563,150
Morgan Stanley Capital I Trust 2016-UB11 XA IO	1.785%	#(k)	8/15/2049	87,360	7,463,551
Morgan Stanley Capital I Trust 2016-UB11 XB IO	1.134%	#(k)	8/15/2049	121,223	7,624,949
Morgan Stanley Reremic Trust 2012-IO AXA†	1.00%		3/27/2051	1,112	1,106,383
Motel 6 Trust 2017-MTL6 C†	3.707% (1 Mo. LIBOR + 1.40%	)#	8/15/2034	33,169	33,198,719
Motel 6 Trust 2017-MTL6 D†	4.457% (1 Mo. LIBOR + 2.15%	)#	8/15/2034	139,150	139,416,495
Motel 6 Trust 2017-MTL6 E†	5.557% (1 Mo. LIBOR + 3.25%	)#	8/15/2034	135,906	136,562,455
Motel 6 Trust 2017-MTL6 F†	6.557% (1 Mo. LIBOR + 4.25%	)#	8/15/2034	39,787	40,059,173
MSCG Trust 2015-ALDR A1†	2.612%		6/7/2035	22,624	21,735,226
MSCG Trust 2016-SNR A†	3.46%	#(k)	11/15/2034	38,944	37,904,514
MSCG Trust 2016-SNR B†	4.181%		11/15/2034	22,587	22,172,919
MSCG Trust 2016-SNR C†	5.205%		11/15/2034	14,521	14,417,710
Natixis Commercial Mortgage Securities Trust 2018-285M A†	3.917%	#(k)	11/15/2032	68,091	68,354,764
Natixis Commercial Mortgage Securities Trust 2018-285M B†	3.917%	#(k)	11/15/2032	17,029	16,923,010
Palisades Center Trust 2016-PLSD A†	2.713%		4/13/2033	6,735	6,586,209
Palisades Center Trust 2016-PLSD C†	3.998%		4/13/2033	40,040	39,226,844

350	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Palisades Center Trust 2016-PLSD D†	4.737%		4/13/2033	$24,769	$24,334,665
PFP Ltd. 2017-3 A†	3.357% (1 Mo. LIBOR + 1.05%	)#	1/14/2035	1,447	1,448,356
PFP Ltd. 2017-3 AS†	3.607% (1 Mo. LIBOR + 1.30%	)#	1/14/2035	5,000	5,002,418
PFP Ltd. 2017-3 C†	4.807% (1 Mo. LIBOR + 2.50%	)#	1/14/2035	5,000	5,014,625
Prima Capital CRE Securitization 2015-5A B†	3.50%		12/24/2050	118,298	119,835,704
Prima Capital CRE Securitization 2015-5A C†	4.50%		12/24/2050	93,302	92,362,085
Prima Capital CRE Securitization Ltd. 2013-3A C†	5.00%		10/24/2035	35,011	35,798,331
Prima Capital CRE Securitization Ltd. 2015-4A MR-A†	2.55%		8/24/2049	76,124	75,984,995
Prima Capital CRE Securitization Ltd. 2016-6A A†	2.85%		8/24/2040	101,766	101,194,262
Prima Capital Ltd.†	2.214%		10/24/2035	10,807	10,958,937	(b)
RAIT Trust 2017-FL7 A†	3.257% (1 Mo. LIBOR + .95%	)#	6/15/2037	22,758	22,756,032
RAIT Trust 2017-FL8 A†	3.157% (1 Mo. LIBOR + .85%	)#	12/15/2037	24,179	24,157,625
RBS Commercial Funding, Inc. Trust 2013-SMV A†	3.26%		3/11/2031	57,896	56,722,442
ReadyCap Commercial Mortgage Trust 2014-1A A†	3.01%	#(k)	6/25/2055	285	284,405
ReadyCap Commercial Mortgage Trust 2015-2 A†	3.804%		6/25/2055	19,615	19,626,263
ReadyCap Commercial Mortgage Trust 2018-4 A†	3.39%		2/27/2051	26,017	25,716,797
ReadyCap Mortgage Trust 2016-3 A†	2.94%		11/20/2038	3,341	3,317,489
Sequoia Mortgage Trust 2012-4 A2	3.00%	#(k)	9/25/2042	2,549	2,430,561
Shelter Growth CRE Issuer Ltd. 2018-FL1 A†	3.307% (1 Mo. LIBOR + 1.00%	)#	1/15/2035	28,794	28,817,259
Shops at Crystals Trust 2016-CSTL XA IO†	0.73%	#(k)	7/5/2036	112,000	4,502,960
SLIDE 2018-FUN A†	3.18% (1 Mo. LIBOR + .90%	)#	6/15/2031	50,414	50,368,919
SLIDE 2018-FUN B†	3.53% (1 Mo. LIBOR + 1.25%	)#	6/15/2031	8,961	8,953,198
SLIDE 2018-FUN C†	3.83% (1 Mo. LIBOR + 1.55%	)#	6/15/2031	7,276	7,268,261
SLIDE 2018-FUN D†	4.13% (1 Mo. LIBOR + 1.85%	)#	6/15/2031	11,771	11,758,777
Stonemont Portfolio Trust 2017-MONT D†	4.351% (1 Mo. LIBOR + 2.05%	)#	8/20/2030	66,563	66,577,518
Stonemont Portfolio Trust 2017-MONT E†	5.051% (1 Mo. LIBOR + 2.75%	)#	8/20/2030	104,115	104,306,695
Stonemont Portfolio Trust 2017-MONT F†	5.901% (1 Mo. LIBOR + 3.60%	)#	8/20/2030	57,254	57,442,367
Structured Asset Securities Corp. 2006-3H 1A2	5.75%		12/25/2035	7,072	7,115,982
Structured Asset Securities Corp. 2006-3H 1A3	5.75%		12/25/2035	4,294	4,331,607
UBS Commercial Mortgage Trust 2017-C6 XA IO	1.188%	#(k)	12/15/2050	379,785	26,437,291
UBS-BAMLL Trust 2012-WRM D†	4.379%	#(k)	6/10/2030	6,900	6,217,070
UBS-Barclays Commercial Mortgage Trust 2012-C2 A4	3.525%		5/10/2063	71,467	71,424,684
UBS-Barclays Commercial Mortgage Trust 2012-C2 BEC†	4.977%	#(k)	5/10/2063	8,100	8,201,449

See Notes to Financial Statements.	351

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
UBS-Barclays Commercial Mortgage Trust 2012-C2 XA IO†	1.485%	#(k)	5/10/2063	$85,840	$3,293,297
UBS-Barclays Commercial Mortgage Trust 2012-C3 A4	3.091%		8/10/2049	13,930	13,741,024
UBS-Barclays Commercial Mortgage Trust 2012-C4 A4	2.792%		12/10/2045	34,991	34,250,394
UBS-Barclays Commercial Mortgage Trust 2012-C4 A5	2.85%		12/10/2045	23,671	23,106,454
UBS-Barclays Commercial Mortgage Trust 2013-C5 A4	3.185%		3/10/2046	84,708	83,703,114
UBS-Barclays Commercial Mortgage Trust 2013-C5 AS†	3.347%		3/10/2046	23,805	23,243,385
UBS-Barclays Commercial Mortgage Trust 2013-C5 B†	3.649%	#(k)	3/10/2046	12,000	11,774,915
UBS-Barclays Commercial Mortgage Trust 2013-C5 XA IO†	1.104%	#(k)	3/10/2046	355,453	11,857,909
UBS-Barclays Commercial Mortgage Trust 2013-C6 XA IO†	1.275%	#(k)	4/10/2046	417,668	16,737,213
UBS-Citigroup Commercial Mortgage Trust 2011-C1 AS†	5.154%		1/10/2045	4,900	5,104,336
VNDO Mortgage Trust 2012-6AVE A†	2.996%		11/15/2030	14,400	14,139,190
Vornado DP LLC Trust 2010-VNO A1†	2.97%		9/13/2028	7,500	7,499,643
Vornado DP LLC Trust 2010-VNO A2FX†	4.004%		9/13/2028	14,787	15,019,727
Vornado DP LLC Trust 2010-VNO C†	5.28%		9/13/2028	6,120	6,347,020
Waldorf Astoria Boca Raton Trust 2016-BOCA C†	4.807% (1 Mo. LIBOR + 2.50%	)#	6/15/2029	11,999	12,021,904
Waldorf Astoria Boca Raton Trust 2016-BOCA E†	6.657% (1 Mo. LIBOR + 4.35%	)#	6/15/2029	33,698	33,820,422
WaMu Mortgage Pass-Through Certificates Trust 2005-AR18 1A1	3.553%	#(k)	1/25/2036	4,051	4,041,715
Wells Fargo Commercial Mortgage Trust 2010-C1 A2†	4.393%		11/15/2043	5,940	6,033,630
Wells Fargo Commercial Mortgage Trust 2013-LC12 A4	4.218%	#(k)	7/15/2046	22,226	22,840,115
Wells Fargo Commercial Mortgage Trust 2014-LC16 A5	3.817%		8/15/2050	10,177	10,264,789
Wells Fargo Commercial Mortgage Trust 2015-C26 ASB	2.991%		2/15/2048	19,200	18,884,306
Wells Fargo Commercial Mortgage Trust 2015-C29 ASB	3.40%		6/15/2048	10,749	10,717,415
Wells Fargo Commercial Mortgage Trust 2015-C29 XA IO	0.849%	#(k)	6/15/2048	150,068	5,155,509

352	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Commercial Mortgage Trust 2015-NXS4 A2A	3.075%		12/15/2048	$9,888	$9,821,491
Wells Fargo Commercial Mortgage Trust 2015-NXS4 A2B	4.752%	#(k)	12/15/2048	66,103	67,575,418
Wells Fargo Commercial Mortgage Trust 2015-P2 A2B	4.897%	#(k)	12/15/2048	82,108	84,304,993
Wells Fargo Commercial Mortgage Trust 2015-SG1 ASB	3.556%		9/15/2048	9,675	9,676,592
Wells Fargo Commercial Mortgage Trust 2015-SG1 XA IO	0.90%	#(k)	9/15/2048	166,178	6,134,743
Wells Fargo Commercial Mortgage Trust 2016-BNK1 XA IO	1.926%	#(k)	8/15/2049	197,834	21,055,282
Wells Fargo Commercial Mortgage Trust 2016-C34 XA IO	2.327%	#(k)	6/15/2049	153,062	16,132,716
Wells Fargo Commercial Mortgage Trust 2017-SMP A†	3.057% (1 Mo. LIBOR + .75%	)#	12/15/2034	22,721	22,665,072
Wells Fargo Commercial Mortgage Trust 2017-SMP B†	3.307% (1 Mo. LIBOR + 1.00%	)#	12/15/2034	16,322	16,326,415
Wells Fargo Commercial Mortgage Trust 2018-C44 A2	4.178%		5/15/2051	25,197	25,776,339
Wells Fargo Commercial Mortgage Trust 2018-C47 A2	4.361%		9/15/2061	22,988	23,856,027
Wells Fargo Mortgage Backed Securities Trust 2005-3 A4	5.50%		5/25/2035	1,517	1,568,434
West Town Mall Trust 2017-KNOX A†	3.823%		7/5/2030	56,515	56,677,059
West Town Mall Trust 2017-KNOX B†	4.322%		7/5/2030	23,788	24,003,757
West Town Mall Trust 2017-KNOX C†	4.491%	#(k)	7/5/2030	17,640	17,510,831
West Town Mall Trust 2017-KNOX D†	4.491%	#(k)	7/5/2030	21,720	21,172,109
WF-RBS Commercial Mortgage Trust 2011-C2 A4†	4.869%	#(k)	2/15/2044	11,972	12,307,233
WF-RBS Commercial Mortgage Trust 2011-C4 A3†	4.394%		6/15/2044	46	45,756
WF-RBS Commercial Mortgage Trust 2011-C5 A3	3.526%		11/15/2044	8,818	8,840,671
WF-RBS Commercial Mortgage Trust 2012-C10 A3	2.875%		12/15/2045	28,068	27,399,939
WF-RBS Commercial Mortgage Trust 2012-C10 XA IO†	1.714%	#(k)	12/15/2045	55,907	2,872,444
WF-RBS Commercial Mortgage Trust 2012-C6 AS	3.835%		4/15/2045	5,000	5,019,044
WF-RBS Commercial Mortgage Trust 2012-C7 A2	3.431%		6/15/2045	5,393	5,381,198
WF-RBS Commercial Mortgage Trust 2012-C7 B	4.911%	#(k)	6/15/2045	17,378	17,621,080
WF-RBS Commercial Mortgage Trust 2012-C7 XA IO†	1.562%	#(k)	6/15/2045	338,189	12,564,831

See Notes to Financial Statements.	353

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
WF-RBS Commercial Mortgage Trust 2012-C8 XA IO†	2.001%	#(k)	8/15/2045	$51,326	$2,774,926
WF-RBS Commercial Mortgage Trust 2012-C9 A3	2.87%		11/15/2045	18,575	18,201,209
WF-RBS Commercial Mortgage Trust 2012-C9 C	4.543%	#(k)	11/15/2045	9,180	9,109,800
WF-RBS Commercial Mortgage Trust 2013-C11 AS	3.311%		3/15/2045	5,000	4,956,674
WF-RBS Commercial Mortgage Trust 2013-C12 AS	3.56%		3/15/2048	26,441	26,370,762
WF-RBS Commercial Mortgage Trust 2013-C13 XA IO†	1.34%	#(k)	5/15/2045	253,320	11,102,371
WF-RBS Commercial Mortgage Trust 2013-C15 A3	3.881%		8/15/2046	6,180	6,268,907
WF-RBS Commercial Mortgage Trust 2014-C19 A5	4.101%		3/15/2047	5,065	5,179,827
WF-RBS Commercial Mortgage Trust 2014-C20 XA IO	1.202%	#(k)	5/15/2047	236,829	8,920,276
WF-RBS Commercial Mortgage Trust 2014-C20 XB IO	0.723%	#(k)	5/15/2047	50,603	1,531,611
WF-RBS Commercial Mortgage Trust 2014-C21 XB IO	0.757%	#(k)	8/15/2047	77,369	2,657,871
WF-RBS Commercial Mortgage Trust 2014-C22 XA IO	0.997%	#(k)	9/15/2057	94,592	3,447,399
WF-RBS Commercial Mortgage Trust 2014-C22 XB IO	0.494%	#(k)	9/15/2057	37,769	844,155
WFCG Commercial Mortgage Trust 2015-BXRP C†	4.078% (1 Mo. LIBOR + 1.77%	)#	11/15/2029	4,747	4,747,536
WFLD Mortgage Trust 2014-MONT A†	3.88%	#(k)	8/10/2031	8,000	7,944,591
WF-RBS Commercial Mortgage Trust 2014-C19 A4	3.829%		3/15/2047	18,050	18,234,348
WF-RBS Commercial Mortgage Trust 2014-C20 A5	3.995%		5/15/2047	5,350	5,446,847
WF-RBS Commercial Mortgage Trust 2014-C21 A4	3.41%		8/15/2047	17,434	17,305,332
Total Non-Agency Commercial Mortgage-Backed Securities (cost $10,782,208,413)					10,616,268,807

	Dividend Rate			Shares (000)
PREFERRED STOCK 0.00%

Energy: Exploration & Production
Templar Energy LLC (cost $4,677,792)	Zero Coupon			470	1,408,752

354	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
U.S. TREASURY OBLIGATIONS 0.75%
U.S. Treasury Note	2.875%	9/30/2023	$1,047	$1,048,329
U.S. Treasury Note	2.875%	10/31/2020	301,210	301,533,566
U.S. Treasury Note	2.875%	11/30/2023	1,516	1,518,783
U.S. Treasury Note	6.25%	8/15/2023	6,556	7,533,638
Total U.S. Treasury Obligations (cost $311,171,626)				311,634,316
Total Long-Term Investments (cost $41,087,713,827)				40,394,996,050

SHORT-TERM INVESTMENTS 2.43%

Commercial Paper 0.94%

Automotive 0.08%
Ford Motor Credit Co. LLC	4.39%	11/25/2019	35,163	33,703,735

Business Services 0.09%
Tyco International Holding Sarl	2.535%	12/3/2018	38,500	38,500,000

Chemicals 0.04%
Cabot Corp.	2.495%	12/3/2018	15,350	15,350,000

Electric: Power 0.10%
South Carolina Electric & Gas Co.	3.819%	12/14/2018	19,061	19,039,159
South Carolina Fuel Co., Inc.	3.551%	12/4/2018	23,000	22,997,764
Total				42,036,923

Household Equipment/Products 0.03%
Newell Brands, Inc.	2.708%	12/3/2018	14,000	14,000,000

Leisure 0.05%
Royal Caribbean Cruises Ltd.	2.897%	12/12/2018	19,500	19,486,106

Machinery: Industrial/Specialty 0.06%
CHH Industrial Capital	3.212%	1/24/2019	27,307	27,183,936

Natural Gas 0.03%
Dominion Energy Gas Holding LLC	2.586%	12/4/2018	3,000	2,999,788
Washington Gas Light Co.	2.535%	12/3/2018	7,750	7,750,000
Total				10,749,788

Oil: Crude Producers 0.37%
Enable Midstream Partners LP	2.89%	12/3/2018	23,000	23,000,000
Enable Midstream Partners LP	2.994%	12/10/2018	4,937	4,934,168
Enable Midstream Partners LP	3.098%	12/5/2018	7,000	6,998,814
Energy Transfer LP	2.89%	12/3/2018	46,000	46,000,000

See Notes to Financial Statements.	355

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Oil: Crude Producers (continued)
Energy Transfer Partners	3.047%		12/4/2018		$17,500	$17,498,542
Kinder Morgan, Inc.	2.89%		12/3/2018		54,500	54,500,000
Total						152,931,524

Telecommunications 0.09%
AT&T, Inc.	3.134%		5/28/2019		37,548	36,981,748
Total Commercial Paper (cost $390,885,351)						390,923,760

CONVERTIBLE BONDS 0.07%

Technology
SINA Corp. (China)(e)	1.00%		12/1/2018		13,408	13,475,040
Vipshop Holdings Ltd. (China)(e)	1.50%		3/15/2019		13,652	13,413,090
Total						26,888,130
Total Convertible Bonds (cost $26,950,346)						26,888,130

CORPORATE BONDS 0.20%

Advertising 0.01%
Aimia, Inc.(d)	5.60%		5/17/2019	CAD	5,743	4,398,075

Automotive 0.11%
Ford Motor Credit Co. LLC	2.375%		3/12/2019		$22,263	22,201,318
Ford Motor Credit Co. LLC	2.597%		11/4/2019		21,495	21,243,470
Total						43,444,788

Foreign Government 0.01%
Republic of Angola Via Northern Lights III BV (Netherland)(e)	7.00%		8/17/2019		4,898	4,926,878

Metals & Minerals: Miscellaneous 0.03%
Vedanta Resources plc (India)†(e)	6.00%		1/31/2019		5,545	5,551,931
Glencore Funding LLC†	2.50%		1/15/2019		6,980	6,979,581
Glencore Funding LLC†	3.796% (3 Mo. LIBOR + 1.36%	)#	1/15/2019		1,320	1,321,265
Total						13,852,777

Oil: Crude Producers 0.01%
Kinder Morgan Energy Partners LP	2.65%		2/1/2019		4,575	4,567,009

Telecommunications 0.03%
Hughes Satellite Systems Corp.	6.50%		6/15/2019		11,076	11,249,062
Total Corporate Bonds (cost $82,430,638)						82,438,589

356	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
FOREIGN GOVERNMENT OBLIGATIONS 0.05%

Sri Lanka 0.04%
Republic of Sri Lanka†(e)	5.125%	4/11/2019	$17,713	$17,571,296

Turkey 0.01%
Export Credit Bank of Turkey (Turkey)†(e)	5.875%	4/24/2019	2,264	2,256,142
Total Foreign Government Obligations (cost $19,828,313)				19,827,438

U.S. TREASURY OBLIGATION 0.50%

Government
U.S. Treasury Bill (cost $206,592,867)	Zero Coupon	2/7/2019	207,489	206,615,990

REPURCHASE AGREEMENTS 0.67%
Repurchase Agreement dated 11/30/2018, 1.25% due 12/3/2018 with Fixed Income Clearing Corp. collateralized by $106,580,000 of U.S. Treasury Note at 2.125% due 12/31/2022; value: $104,486,982; proceeds: $102,448,052			102,437	102,437,381
Repurchase Agreement dated 11/30/2018, 2.22% due 12/3/2018 with JPMorgan Chase & Co. collateralized by $15,850,000 of Federal National Mortgage Association at 2.32% due 3/8/2019; value: $15,938,759; proceeds: $15,626,890 collateralized by $34,915,000 of Federal Home Loan Bank at 2.20% due 4/24/2019; value: $34,916,340; proceeds: $34,240,333 collateralized by $33,420,000 of Federal Home Loan Bank at 2.263% due 4/17/2020; value: $33,445,854; proceeds: $32,778,063 collateralized by $44,305,000 of Federal Farm Credit Bank at 2.257% due 6/15/2020; value: $44,322,382; proceeds: $43,444,036 collateralized by $24,500,000 of Federal Farm Credit Bank at 2.33% due 3/12/2021; value: $24,547,046; proceeds: $24,034,446 collateralized by $26,410,000 of Federal Home Loan Bank at 3.125% due 11/27/2020; value: $26,447,260; proceeds: $25,908,792			176,000	176,000,000
Total Repurchase Agreements (cost $278,437,381)				278,437,381
Total Short-Term Investment (cost $1,005,124,896)				1,005,131,288
Total Investments in Securities 99.65% (cost $42,092,838,723)				41,400,127,338
Less Unfunded Loan Commitments (0.04)% (cost $16,156,000)				(16,156,000)
Net Investment 99.61% (cost $42,076,682,723)				41,383,971,338
Cash, Foreign Cash and Other Assets in Excess Liabilities(m) 0.39%				162,999,027
Net Assets 100.00%				$41,546,970,365

See Notes to Financial Statements.	357

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2018

BRL	Brazilian real.
CAD	Canadian dollar.
EUR	euro.
AGM	Assured Guaranty Municipal Corporation.
IO	Interest Only.
LIBOR	London Interbank Offered Rate.
PIK	Payment-in-kind.
Units	More than one class of securities traded together.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at November 30, 2018.
*	Non-income producing security.
(a)	Securities purchased on a when-issued basis (See Note 2(i)).
(b)	Level 3 Investment as described in Note 2(s) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(c)	Interest rate to be determined.
(d)	Investment in non-U.S. dollar denominated securities.
(e)	Foreign security traded in U.S. dollars.
(f)	Security is perpetual in nature and has no stated maturity.
(g)	Variable Rate is Fixed to Float: Rate remains fixed until designated future date.
(h)	Defaulted (non-income producing security).
(i)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at November 30, 2018.
(j)	Level 3 Investment as described in Note 2(s) in the Notes to Financials. Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(k)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(l)	Amount is less than $1,000.
(m)	Cash, Foreign Cash and Other Assets in Excess of Liabilities include net unrealized appreciation/depreciation on credit default swaps, forward foreign currency exchange contracts and futures contracts as follows:

358	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2018

Credit Default Swaps on Indexes – Sell Protection at November 30, 2018(1):

Referenced Index*	Swap Counterparty	Fund Receives (Quarterly)	Termination Date	Notional Amount	Notional Value	Payments Upfront(2)	Unrealized Appreciation(3)	Credit Default Swap Agreements Payable at Fair Value(4)
Markit CMBX. NA.A.6	Credit Suisse	2.00%	5/11/2063	$30,000,000	$28,775,379	$(1,224,621)	$270,611	$(954,010)
Markit CMBX. NA.AA.6	Credit Suisse	1.50%	5/11/2063	27,000,000	26,660,129	(339,871)	512,463	172,592
Markit CMBX. NA.A.6	Deutsche Bank	2.00%	5/11/2063	45,000,000	43,163,069	(1,836,931)	405,915	(1,431,016)
Markit CMBX. NA.AA.6	Deutsche Bank	1.50%	5/11/2063	3,000,000	2,962,237	(37,763)	56,940	19,177
Markit CMBX. NA.A.6	Morgan Stanley	2.00%	5/11/2063	75,000,000	71,938,449	(3,061,551)	676,525	(2,385,026)
Markit CMBX. NA.AA.6	Morgan Stanley	1.50%	5/11/2063	15,000,000	14,811,183	(188,817)	284,702	95,885
						$(6,689,554)	$2,207,156	$(4,482,398)

*	The Referenced Index is for the Credit Default Swaps on Indexes, which is comprised of a basket of Emerging markets sovereign issuers. (See Note 2(q)).
(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments received by Central Clearinghouse are presented net of amortization (See Note 2(q)).
(3)	Total unrealized appreciation on Credit Default Swaps in Indexes amounted to $2,207,156. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $0.
(4)	Includes upfront payments received.

See Notes to Financial Statements.	359

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2018

Open Forward Foreign Currency Exchange Contracts at November 30, 2018:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Canadian dollar	Sell	Morgan Stanley	12/6/2018	1,200,000	$916,350	$903,228	$13,122
Canadian dollar	Sell	State Street Bank and Trust	12/6/2018	2,870,000	2,185,874	2,160,220	25,654
Canadian dollar	Sell	Toronto Dominion Bank	12/6/2018	1,900,000	1,453,458	1,430,110	23,348
euro	Sell	Standard Chartered Bank	12/20/2018	13,515,000	16,344,095	15,324,078	1,020,017
euro	Sell	Standard Chartered Bank	12/20/2018	9,513,000	11,543,265	10,786,382	756,883
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$1,839,024

Open Futures Contracts at November 30, 2018:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 2-Year Treasury Note	March 2019	30,895	Long	$6,519,564,598	$6,518,362,297	$(1,202,301)
U.S. 5-Year Treasury Note	March 2019	3,023	Short	(341,050,416)	(341,480,915)	(430,499)
Total Unrealized Depreciation on Open Futures Contracts						$(1,632,800)

360	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2018

The following is a summary of the inputs used as of November 30, 2018 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities
Other	$–	$4,263,667,323	$62,579,000	$4,326,246,323
Remaining Industries	–	6,820,360,012	–	6,820,360,012
Common Stocks
Electric: Power	–	162,856	–	162,856
Oil(3)	20,462,274	2,059,129	–	22,521,403
Convertible Bonds	–	40,719,194	–	40,719,194
Corporate Bonds	–	15,414,653,643	–	15,414,653,643
Floating Rate Loans
Electrical Equipment	–	–	78,735,791	78,735,791
Health Care Products	–	–	62,101,159	62,101,159
Machinery: Industrial/Specialty	–	–	7,459,697	7,459,697
Miscellaneous	–	12,987,765	29,732,684	42,720,449
Oil	–	–	12,237,330	12,237,330
Oil: Crude Producers	–	–	44,122,418	44,122,418
Real Estate Investment Trusts	–	–	69,962,842	69,962,842
Remaining Industries	–	496,995,419	–	496,995,419
Foreign Government Obligations	–	181,892,786	–	181,892,786
Government Sponsored Enterprises
Collateralized Mortgage Obligations	–	1,290,117,002	–	1,290,117,002
Government Sponsored Enterprises
Pass-Throughs	–	429,865,232	–	429,865,232
Municipal Bonds	–	108,654,619	–	108,654,619
Non-Agency Commercial
Mortgage-Backed Securities	–	10,531,199,754	85,069,053	10,616,268,807
Preferred Stock	–	1,408,752	–	1,408,752
U.S. Treasury Obligations	–	311,634,316	–	311,634,316
Short-Term Investments
Commercial Paper	–	390,923,760	–	390,923,760
Convertible Bonds	–	26,888,130	–	26,888,130
Corporate Bonds	–	82,438,589	–	82,438,589
Foreign Government Obligations	–	19,827,438	–	19,827,438
U.S. Treasury Obligation	–	206,615,990	–	206,615,990
Repurchase Agreements	–	278,437,381	–	278,437,381
Total	$20,462,274	$40,911,509,090	$451,999,974	$41,383,971,338

See Notes to Financial Statements.	361

Schedule of Investments (concluded)

SHORT DURATION INCOME FUND November 30, 2018

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Credit Default Swap Contracts
Assets	$–	$287,654	$–	$287,654
Liabilities	–	(4,770,052)	–	(4,770,052)
Forward Foreign Currency
Exchange Contracts
Assets	–	1,839,024	–	1,839,024
Liabilities	–	–	–	–
Futures Contracts
Assets	–	–	–	–
Liabilities	(1,632,800)	–	–	(1,632,800)
Total	$(1,632,800)	$(2,643,374)	$–	$(4,276,174)

(1)	Refer to Note 2(s) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.
(3)	Securities in the amount of $7,898,400 were transferred from Level 2 to Level 1 as a result of utilizing the last sale or official closing price on the exchange or system on which the securities are principally traded on November 30, 2018.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Asset-Backed Securities	Convertible Bonds	Floating Rate Loans	Foreign Bonds	Non-Agency Commercial Mortgage- Backed Securities
Balance as of December 1, 2017	$244,625,703	$120,845	$780,139,328	$152,533	$604,932,622
Accrued Discounts (Premiums)	(3,606)	–	453,576	–	(8,978,265)
Realized Gain (Loss)	(73,432)	140,276	938,241	142,423	2,235,759
Change in Unrealized Appreciation (Depreciation)	71,859	852,955	(909,925)	1,111,250	(887,238)
Purchases	62,579,000	–	136,855,067	–	12,355,000
Sales	(31,990,000)	(1,114,076)	(613,124,366)	(1,406,206)	(271,438,765)
Transfers in to Level 3	–	–	–	–	–
Transfers out of Level 3	(212,630,524)	–	–	–	(253,150,060)
Balance as of November 30, 2018	$62,579,000	$–	$304,351,921	$–	$85,069,053
Change in unrealized appreciation/depreciation for year ended November 30, 2018, related to Level 3 investments held at November 30, 2018	$71,859	$852,955	$(909,925)	$1,111,250	$(887,238)

362	See Notes to Financial Statements.

Schedule of Investments

TOTAL RETURN FUND November 30, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 115.66%

ASSET-BACKED SECURITIES 31.05%

Automobiles 15.61%
ACC Trust 2018-1 B†	4.82%		5/20/2021	$1,922	$1,924,553
ACC Trust 2018-1 C†	6.81%		2/21/2023	1,490	1,488,500
Ally Auto Receivables Trust 2017-5 A2	1.81%		6/15/2020	1,015	1,012,487
American Credit Acceptance Receivables Trust 2016-2 C†	6.09%		5/12/2022	1,877	1,910,955
American Credit Acceptance Receivables Trust 2018-1 A†	2.72%		3/10/2021	5,151	5,146,567
AmeriCredit Automobile Receivables Trust 2015-2 C	2.40%		1/8/2021	11,032	11,010,686
AmeriCredit Automobile Receivables Trust 2015-2 D	3.00%		6/8/2021	8,749	8,720,376
AmeriCredit Automobile Receivables Trust 2015-3 B	2.08%		9/8/2020	906	905,939
AmeriCredit Automobile Receivables Trust 2017-2 A2A	1.65%		9/18/2020	2,326	2,322,373
AmeriCredit Automobile Receivables Trust 2017-2 C	2.97%		3/20/2023	4,919	4,866,223
AmeriCredit Automobile Receivables Trust 2017-3 A2A	1.69%		12/18/2020	1,302	1,297,750
AmeriCredit Automobile Receivables Trust 2017-3 B	2.24%		6/19/2023	2,022	1,991,703
AmeriCredit Automobile Receivables Trust 2018-2 A2A	2.86%		11/18/2021	22,637	22,587,500
AmeriCredit Automobile Receivables Trust 2018-3 A2A	3.11%		1/18/2022	5,477	5,478,123
AmeriCredit Automobile Receivables Trust 2018-3 A2B	2.53%	#	1/18/2022	5,477	5,477,963
Avis Budget Rental Car Funding AESOP LLC 2013-2A A†	2.97%		2/20/2020	1,555	1,554,504
Avis Budget Rental Car Funding AESOP LLC 2014-1A A†	2.46%		7/20/2020	3,588	3,577,608
BMW Vehicle Owner Trust 2018-A A2A	2.09%		11/25/2020	10,097	10,063,505
California Republic Auto Receivables Trust 2014-3 B	2.66%		8/17/2020	2,214	2,213,888
California Republic Auto Receivables Trust 2015-1 A4	1.82%		9/15/2020	1,290	1,287,323
California Republic Auto Receivables Trust 2015-2 B	2.53%		6/15/2021	5,940	5,898,966

See Notes to Financial Statements.	363

Schedule of Investments (continued)

TOTAL RETURN FUND November 30, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)
California Republic Auto Receivables Trust 2015-3 B	2.70%	9/15/2021	$750	$745,431
California Republic Auto Receivables Trust 2016-2 A3	1.56%	7/15/2020	32	32,016
California Republic Auto Receivables Trust 2016-2 A4	1.83%	12/15/2021	4,001	3,964,268
California Republic Auto Receivables Trust 2016-2 B	2.52%	5/16/2022	2,393	2,354,127
California Republic Auto Receivables Trust 2017-1 A3	1.90%	3/15/2021	5,250	5,231,893
California Republic Auto Receivables Trust 2017-1 B	2.91%	12/15/2022	1,716	1,684,728
California Republic Auto Receivables Trust 2018-1 A2	2.86%	3/15/2021	9,536	9,528,805
California Republic Auto Receivables Trust 2018-1 B	3.56%	3/15/2023	6,833	6,831,886
Capital Auto Receivables Asset Trust 2016-2 A3	1.46%	6/22/2020	354	353,428
Capital Auto Receivables Asset Trust 2017-1 B†	2.43%	5/20/2022	3,190	3,126,044
Capital Auto Receivables Asset Trust 2017-1 C†	2.70%	9/20/2022	4,537	4,461,130
Capital Auto Receivables Asset Trust 2017-1 D†	3.15%	2/20/2025	2,950	2,921,275
Capital Auto Receivables Asset Trust 2018-2 C†	3.69%	12/20/2023	4,810	4,822,144
CarMax Auto Owner Trust 2015-2 A3	1.37%	3/16/2020	11	10,806
CarMax Auto Owner Trust 2016-3 A3	1.39%	5/17/2021	2,283	2,263,755
Chesapeake Funding II LLC 2016-1A A1†	2.11%	3/15/2028	969	966,581
Chesapeake Funding II LLC 2016-2A A1†	1.88%	6/15/2028	11,100	11,048,164
Chesapeake Funding II LLC 2017-2A A1†	1.99%	5/15/2029	3,781	3,736,992
Chesapeake Funding II LLC 2017-3A A1†	1.91%	8/15/2029	8,238	8,146,883
Chrysler Capital Auto Receivables Trust 2014-BA D†	3.44%	8/16/2021	2,425	2,425,210
Chrysler Capital Auto Receivables Trust 2016-AA B†	2.88%	6/15/2022	1,265	1,262,733
Chrysler Capital Auto Receivables Trust 2016-AA C†	3.25%	6/15/2022	888	888,241
CPS Auto Receivables Trust 2016-B D†	6.58%	3/15/2022	1,010	1,054,116
CPS Auto Receivables Trust 2017-D A†	1.87%	3/15/2021	3,015	3,004,560
CPS Auto Receivables Trust 2018-A B†	2.77%	4/18/2022	1,428	1,414,536
CPS Auto Receivables Trust 2018-A C†	3.05%	12/15/2023	1,277	1,262,462
CPS Auto Receivables Trust 2018-B D†	4.26%	3/15/2024	2,879	2,903,349
CPS Auto Trust 2018-C A†	2.87%	9/15/2021	5,464	5,460,185
CPS Auto Trust 2018-C B†	3.43%	7/15/2022	2,173	2,168,052
Drive Auto Receivables Trust 2015-AA C†	3.06%	5/17/2021	82	82,393
Drive Auto Receivables Trust 2015-BA E†	5.15%	8/15/2022	9,500	9,582,219
Drive Auto Receivables Trust 2015-DA C†	3.38%	11/15/2021	663	663,536
Drive Auto Receivables Trust 2015-DA D†	4.59%	1/17/2023	3,804	3,833,419

364	See Notes to Financial Statements.

Schedule of Investments (continued)

TOTAL RETURN FUND November 30, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)
Drive Auto Receivables Trust 2016-AA C†	3.91%		5/17/2021	$3,001	$3,007,845
Drive Auto Receivables Trust 2016-BA C†	3.19%		7/15/2022	971	970,631
Drive Auto Receivables Trust 2016-BA D†	4.53%		8/15/2023	6,742	6,792,469
Drive Auto Receivables Trust 2016-CA C†	3.02%		11/15/2021	4,298	4,295,154
Drive Auto Receivables Trust 2016-CA D†	4.18%		3/15/2024	1,735	1,742,414
Drive Auto Receivables Trust 2017-3 C	2.80%		7/15/2022	10,044	10,005,323
Drive Auto Receivables Trust 2017-AA B†	2.51%		1/15/2021	78	77,600
Drive Auto Receivables Trust 2017-AA D†	4.16%		5/15/2024	2,964	2,990,557
Drive Auto Receivables Trust 2018-3 A3	3.01%		11/15/2021	6,881	6,868,624
Drive Auto Receivables Trust 2018-3 B	3.37%		9/15/2022	2,717	2,718,106
Drive Auto Receivables Trust 2018-3 C	3.72%		9/16/2024	6,477	6,490,210
Drive Auto Receivables Trust 2018-4 A2A	2.78%		10/15/2020	6,424	6,419,252
Drive Auto Receivables Trust 2018-4 A3	3.04%		11/15/2021	10,037	10,014,018
Drive Auto Receivables Trust 2018-5 A2A	3.08%		7/15/2021	9,128	9,127,150
Drive Auto Receivables Trust 2018-5 A2B	2.407% (1 Mo. LIBOR + .32%	)#	7/15/2021	7,485	7,474,217
Enterprise Fleet Financing LLC 2017-1 A2†	2.13%		7/20/2022	1,659	1,649,873
First Investors Auto Owner Trust 2017-2A A1†	1.86%		10/15/2021	3,930	3,914,518
First Investors Auto Owner Trust 2017-3A A2†	2.41%		12/15/2022	3,932	3,889,134
First Investors Auto Owner Trust 2017-3A B†	2.72%		4/17/2023	1,475	1,455,560
First Investors Auto Owner Trust 2018-2A A1†	3.23%		12/15/2022	6,357	6,360,449
Flagship Credit Auto Trust 2017-1 A†	1.93%		12/15/2021	1,720	1,715,517
Flagship Credit Auto Trust 2017-3 A†	1.88%		10/15/2021	2,004	1,990,859
Flagship Credit Auto Trust 2017-3 B†	2.59%		7/15/2022	2,205	2,170,828
Flagship Credit Auto Trust 2017-4 A†	2.07%		4/15/2022	2,994	2,970,005
Flagship Credit Auto Trust 2017-4 C†	2.92%		11/15/2023	3,105	3,039,648
Flagship Credit Auto Trust 2018-1 A†	2.59%		6/15/2022	4,813	4,784,049
Flagship Credit Auto Trust 2018-3 A†	3.07%		2/15/2023	15,158	15,135,051
Flagship Credit Auto Trust 2018-3 B†	3.59%		12/16/2024	4,766	4,747,887
Ford Credit Auto Lease Trust 2017-B A2A	1.80%		6/15/2020	5,173	5,157,106
Ford Credit Auto Owner Trust 2014-2 A†	2.31%		4/15/2026	18,526	18,390,705
Ford Credit Auto Owner Trust 2017-1 A†	2.62%		8/15/2028	8,127	7,934,800
Ford Credit Auto Owner Trust 2017-2 A†	2.36%		3/15/2029	1,593	1,532,277
Ford Credit Auto Owner Trust 2017-2 B†	2.60%		3/15/2029	760	729,961
Ford Credit Auto Owner Trust 2018-2 A†	3.47%		1/15/2030	5,286	5,270,684
Foursight Capital Automobile Receivables Trust 2016-1 A2†	2.87%		10/15/2021	1,042	1,039,480
Foursight Capital Automobile Receivables Trust 2018-1 A2†	2.85%		8/16/2021	3,382	3,374,964

See Notes to Financial Statements.	365

Schedule of Investments (continued)

TOTAL RETURN FUND November 30, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)
Foursight Capital Automobile Receivables Trust 2018-1 A3†	3.24%	9/15/2022	$5,179	$5,167,167
Foursight Capital Automobile Receivables Trust 2018-1 B†	3.53%	4/17/2023	1,758	1,752,399
Foursight Capital Automobile Receivables Trust 2018-1 C†	3.68%	8/15/2023	962	955,753
GM Financial Automobile Leasing Trust 2016-3 A3	1.61%	12/20/2019	1,132	1,131,581
GM Financial Automobile Leasing Trust 2017-2 A2A	1.72%	1/21/2020	975	972,727
GM Financial Consumer Automobile Receivables Trust 2017-3A A2A†	1.71%	9/16/2020	5,875	5,855,713
Harley-Davidson Motorcycle Trust 2015-2 A4	1.66%	12/15/2022	1,098	1,093,427
Honda Auto Receivables Owner Trust 2015-4 A3	1.23%	9/23/2019	1,278	1,277,347
Honda Auto Receivables Owner Trust 2016-2 A3	1.39%	4/15/2020	647	643,937
Hyundai Auto Lease Securitization Trust 2017-C A2A†	1.89%	3/16/2020	5,639	5,617,735
Mercedes-Benz Auto Lease Trust 2018-A A2	2.20%	4/15/2020	7,305	7,289,894
Mercedes-Benz Auto Lease Trust 2018-B A2	3.04%	12/15/2020	14,619	14,619,374
Mercedes-Benz Auto Receivables Trust 2016-1 A3	1.26%	2/16/2021	2,130	2,113,254
Nissan Auto Receivables Owner Trust 2016-A A3	1.34%	10/15/2020	1,471	1,462,447
Santander Drive Auto Receivables Trust 2014-5 E	4.23%	4/15/2022	7,125	7,157,620
Santander Drive Auto Receivables Trust 2015-1 C	2.57%	4/15/2021	1,262	1,261,444
Santander Drive Auto Receivables Trust 2015-4 C	2.97%	3/15/2021	9,889	9,887,917
Santander Drive Auto Receivables Trust 2015-4 E†	4.54%	11/15/2022	21,300	21,535,589
Santander Drive Auto Receivables Trust 2015-5 C	2.74%	12/15/2021	6,069	6,065,227
Santander Drive Auto Receivables Trust 2016-1 E	5.02%	6/15/2023	14,124	14,361,568
Santander Drive Auto Receivables Trust 2016-2 B	2.08%	2/16/2021	314	313,748
Santander Drive Auto Receivables Trust 2016-2 E	4.38%	9/15/2023	17,024	17,197,852
Santander Drive Auto Receivables Trust 2016-3 B	1.89%	6/15/2021	1,194	1,190,940
Santander Drive Auto Receivables Trust 2017-3 C	2.76%	12/15/2022	1,349	1,335,969
Santander Drive Auto Receivables Trust 2018-1 A2	2.10%	11/16/2020	3,742	3,736,198
Santander Drive Auto Receivables Trust 2018-3 A2A	2.78%	3/15/2021	10,252	10,247,589
SunTrust Auto Receivables Trust 2015-1A A4†	1.78%	1/15/2021	1,960	1,951,291
SunTrust Auto Receivables Trust 2015-1A D†	3.24%	1/16/2023	4,877	4,873,413
TCF Auto Receivables Owner Trust 2015-1A B†	2.49%	4/15/2021	5,176	5,166,815
TCF Auto Receivables Owner Trust 2016-PT1A B†	2.92%	10/17/2022	4,025	3,975,796
Westlake Automobile Receivables Trust 2017-2A A2A†	1.80%	7/15/2020	2,220	2,214,108
Wheels SPV 2 LLC 2016-1A A2†	1.59%	5/20/2025	985	981,908
Wheels SPV 2 LLC 2018-1A A2†	3.06%	4/20/2027	3,548	3,540,711
World Omni Select Auto Trust 2018-1A A2†	3.24%	4/15/2022	7,669	7,675,386
Total				559,843,628

366	See Notes to Financial Statements.

Schedule of Investments (continued)

TOTAL RETURN FUND November 30, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Credit Cards 6.21%
American Express Credit Account Master Trust 2017-1 A	1.93%		9/15/2022	$9,783	$9,651,362
American Express Credit Account Master Trust 2017-4 A	1.64%		12/15/2021	28,785	28,627,828
Barclays Dryrock Issuance Trust 2014-3 A	2.41%		7/15/2022	5,974	5,941,946
Capital One Multi-Asset Execution Trust 2016-A4	1.33%		6/15/2022	8,015	7,927,131
Chase Issuance Trust 2012-A4	1.58%		8/15/2021	5,294	5,241,478
Citibank Credit Card Issuance Trust 2014-A1	2.88%		1/23/2023	1,000	995,113
Citibank Credit Card Issuance Trust 2017-A2	1.74%		1/19/2021	18,701	18,676,184
Citibank Credit Card Issuance Trust 2017-A9	1.80%		9/20/2021	13,438	13,312,094
Citibank Credit Card Issuance Trust 2018-A6	3.21%		12/7/2024	7,719	7,698,663
Discover Card Execution Note Trust 2012-A6	1.67%		1/18/2022	19,224	19,072,346
Discover Card Execution Note Trust 2014-A1	2.737% (1 Mo. LIBOR + .43%	)#	7/15/2021	18,497	18,502,999
Discover Card Execution Note Trust 2014-A4	2.12%		12/15/2021	6,301	6,272,621
Discover Card Execution Note Trust 2016-A1	1.64%		7/15/2021	2,618	2,614,239
Discover Card Execution Note Trust 2016-A4	1.39%		3/15/2022	18,062	17,829,336
Master Credit Card Trust II Series 2018-1A B†	3.245%		7/21/2024	6,431	6,314,455
Synchrony Credit Card Master Note Trust 2016-1 A	2.04%		3/15/2022	7,697	7,678,824
Synchrony Credit Card Master Note Trust 2016-3 A	1.58%		9/15/2022	5,553	5,486,791
Synchrony Credit Card Master Note Trust 2017-2 A	2.62%		10/15/2025	5,631	5,478,678
World Financial Network Credit Card Master Trust 2012-A	3.14%		1/17/2023	5,737	5,740,665
World Financial Network Credit Card Master Trust 2017-B A	1.98%		6/15/2023	8,959	8,897,832
World Financial Network Credit Card Master Trust 2017-C A	2.31%		8/15/2024	14,800	14,535,801
World Financial Network Credit Card Master Trust 2017-C M	2.66%		8/15/2024	6,515	6,399,963
Total					222,896,349

Home Equity 0.01%
New Century Home Equity Loan Trust 2005-A A6	4.694%		8/25/2035	374	373,521

Other 9.22%
Access Point Funding I LLC 2017-A†	3.06%		4/15/2029	1,288	1,279,730
ALM VII Ltd. 2012-7A A1R†	3.916% (3 Mo. USD-LIBOR-BBA + 1.48%	)#	10/15/2028	4,732	4,739,270
Apidos CLO XVI 2013-16A CR†	5.45% (3 Mo. LIBOR + 3.00%	)#	1/19/2025	1,250	1,250,161

See Notes to Financial Statements.	367

Schedule of Investments (continued)

TOTAL RETURN FUND November 30, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)
Ares XXIX CLO Ltd. 2014-1A A1R†	3.639% (3 Mo. LIBOR + 1.19%	)#	4/17/2026	$4,488	$4,495,278
Ares XXXIII CLO Ltd. 2015-1A A1R†	3.666% (3 Mo. LIBOR + 1.35%	)#	12/5/2025	740	741,973
Ascentium Equipment Receivables Trust 2016-2A A3†	1.65%		5/10/2022	1,311	1,304,436
Ascentium Equipment Receivables Trust 2016-2A B†	2.50%		9/12/2022	1,200	1,191,263
Ascentium Equipment Receivables Trust 2017-1A A2†	1.87%		7/10/2019	500	499,826
Ascentium Equipment Receivables Trust 2017-1A A3†	2.29%		6/10/2021	1,226	1,214,578
Avery Point IV CLO Ltd. 2014-1A BR†	4.09% (3 Mo. LIBOR + 1.60%	)#	4/25/2026	2,019	2,020,557
Avery Point V CLO Ltd. 2014-5A BR†	3.949% (3 Mo. LIBOR + 1.50%	)#	7/17/2026	2,518	2,502,326
Avery Point VII CLO Ltd. 2015-7A A1†	3.936% (3 Mo. LIBOR + 1.50%	)#	1/15/2028	8,181	8,187,619
Benefit Street Partners CLO IV Ltd. 2014-IVA A1R†	3.959% (3 Mo. LIBOR + 1.49%	)#	1/20/2029	3,581	3,582,199
Benefit Street Partners CLO IV Ltd. 2014-IVA A2R†	4.519% (3 Mo. LIBOR + 2.05%	)#	1/20/2029	4,654	4,647,540
Benefit Street Partners CLO IV Ltd. 2014-IVA BR†	5.369% (3 Mo. LIBOR + 2.90%	)#	1/20/2029	1,969	1,973,045
Cedar Funding VI CLO Ltd. 2016-6A BR†	4.069% (3 Mo. LIBOR + 1.60%	)#	10/20/2028	3,950	3,952,291
CNH Equipment Trust 2014-C A4	1.65%		9/15/2021	1,947	1,946,606
Conn’s Receivables Funding LLC 2017-B A†	2.73%		7/15/2020	165	165,040
Conn’s Receivables Funding LLC 2017-B C†	5.95%		11/15/2022	7,326	7,425,094
Daimler Trucks Retail Trust 2018-1 A2†	2.60%		5/15/2020	9,374	9,363,664
Diamond Resorts Owner Trust 2015-2 A†	2.99%		5/22/2028	750	748,263
Diamond Resorts Owner Trust 2016-1 A†	3.08%		11/20/2028	407	404,999
Diamond Resorts Owner Trust 2017-1A B†	4.11%		10/22/2029	3,041	3,018,892
DLL LLC 2018-1 A3†	3.10%		4/18/2022	10,200	10,169,815
DLL LLC 2018-2 A2†	3.14%		10/20/2020	14,173	14,177,775
DRB Prime Student Loan Trust 2015-D A2†	3.20%		1/25/2040	3,197	3,188,126
Engs Commercial Finance Trust 2018-1A A1†	2.97%		2/22/2021	7,551	7,527,303
Ford Credit Floorplan Master Owner Trust 2017-2 A1	2.16%		9/15/2022	6,558	6,432,414
Galaxy XXI CLO Ltd. 2015-21A AR†	3.489% (3 Mo. LIBOR + 1.02%	)#	4/20/2031	1,970	1,953,839
GMF Floorplan Owner Revolving Trust 2016-1 A1†	1.96%		5/17/2021	7,146	7,111,921
Halcyon Loan Advisors Funding Ltd. 2015-2A CR†	4.64% (3 Mo. LIBOR + 2.15%	)#	7/25/2027	1,496	1,499,122
Hardee’s Funding LLC 2018-1A AII†	4.959%		6/20/2048	7,831	7,839,223

368	See Notes to Financial Statements.

Schedule of Investments (continued)

TOTAL RETURN FUND November 30, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)
ICG US CLO Ltd. 2015-2A AR†	3.286% (3 Mo. LIBOR + .85%	)#	1/16/2028	$8,495	$8,499,719
Jamestown CLO VII Ltd. 2015-7A CR†	5.09% (3 Mo. LIBOR + 2.60%	)#	7/25/2027	4,209	4,045,993
JFIN CLO Ltd. 2014-1A B1R†	3.919% (3 Mo. LIBOR + 1.45%	)#	4/21/2025	4,500	4,500,238
KVK CLO Ltd. 2016-1A C†	5.586% (3 Mo. LIBOR + 3.15%	)#	1/15/2029	4,936	5,024,062
Madison Park Funding XXI Ltd. 2016-21A A1†	4.02% (3 Mo. LIBOR + 1.53%	)#	7/25/2029	2,129	2,139,002
Massachusetts Educational Financing Authority 2008-1 A1	3.44% (3 Mo. LIBOR + .95%	)#	4/25/2038	3,525	3,531,486
Mountain View CLO X Ltd. 2015-10A BR†	3.786% (3 Mo. LIBOR + 1.35%	)#	10/13/2027	4,300	4,294,890
Navient Private Education Refi Loan Trust 2018-DA A2A†	4.00%		12/15/2059	3,632	3,660,061
Navient Student Loan Trust 2016-7A A†	3.465% (1 Mo. LIBOR + 1.15%	)#	3/25/2066	4,063	4,136,539
Navient Student Loan Trust 2017-2A A†	3.365% (1 Mo. LIBOR + 1.05%	)#	12/27/2066	8,484	8,620,282
NextGear Floorplan Master Owner Trust 2016-1A A2†	2.74%		4/15/2021	27,439	27,407,591
OHA Loan Funding Ltd. 2016-1A B1†	4.269% (3 Mo. LIBOR + 1.80%	)#	1/20/2028	12,625	12,647,109
OneMain Financial Issuance Trust 2015-1A A†	3.19%		3/18/2026	804	804,866
OneMain Financial Issuance Trust 2016-1A A†	3.66%		2/20/2029	1,983	1,986,760
OneMain Financial Issuance Trust 2016-2A B†	5.94%		3/20/2028	309	314,255
Orec Ltd. 2018-CRE1 A†(a)	3.487% (1 Mo. LIBOR + 1.18%	)#	6/15/2036	6,539	6,542,286
Palmer Square Loan Funding Ltd. 2017-1A B†	4.136% (3 Mo. LIBOR + 1.70%	)#	10/15/2025	3,500	3,431,257
Palmer Square Loan Funding Ltd. 2018-1A A1†	3.036% (3 Mo. LIBOR + .60%	)#	4/15/2026	7,627	7,600,929
Palmer Square Loan Funding Ltd. 2018-1A A2†	3.486% (3 Mo. LIBOR + 1.05%	)#	4/15/2026	2,878	2,807,931
Palmer Square Loan Funding Ltd. 2018-1A B†	3.836% (3 Mo. LIBOR + 1.40%	)#	4/15/2026	2,179	2,106,900
Palmer Square Loan Funding Ltd. 2018-5A A1†(a)	Zero Coupon (3 Mo. LIBOR + .85%	)#	1/20/2027	6,807	6,807,000
Palmer Square Loan Funding Ltd. 2018-5A A2†(a)	Zero Coupon (3 Mo. LIBOR + 1.40%	)#	1/20/2027	1,618	1,618,000
Pennsylvania Higher Education Assistance Agency 2006-1 B	2.76% (3 Mo. LIBOR + .27%	)#	4/25/2038	1,990	1,915,879

See Notes to Financial Statements.	369

Schedule of Investments (continued)

TOTAL RETURN FUND November 30, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Other (continued)
PFS Financing Corp. 2018-B†	3.08%		2/15/2023		$3,180	$3,141,710
Regatta VI Funding Ltd. 2016-1A CR†	4.519% (3 Mo. LIBOR + 2.05%	)#	7/20/2028		3,106	3,113,693
SCF Equipment Leasing LLC 2017-2A A†	3.41%		12/20/2023		2,078	2,065,289
SCF Equipment Leasing LLC 2018-1A A2†	3.63%		10/20/2024		8,906	8,895,935
Shackleton CLO Ltd. 2016-9A B†	4.369% (3 Mo. LIBOR + 1.90%	)#	10/20/2028		3,333	3,337,429
SLC Student Loan Trust 2008-1 A4A	3.934% (3 Mo. LIBOR + 1.60%	)#	12/15/2032		9,048	9,320,015
SLM Private Education Loan Trust 2010-A 2A†	5.557% (1 Mo. LIBOR + 3.25%	)#	5/16/2044		611	620,636
Sound Point CLO XI Ltd. 2016-1A A†	4.119% (3 Mo. LIBOR + 1.65%	)#	7/20/2028		550	550,444
Sound Point CLO XI Ltd. 2016-1A AR†(a)	3.558% (3 Mo. LIBOR + 1.10%	)#	7/20/2028		3,749	3,749,000	(b)
TCI-Symphony CLO Ltd. 2016-1A A†	3.916% (3 Mo. USD-LIBOR-BBA + 1.48%	)#	10/13/2029		1,134	1,136,751
THL Credit Wind River CLO Ltd. 2012-1A BR†	4.286% (3 Mo. LIBOR + 1.85%	)#	1/15/2026		3,000	3,012,740
Towd Point Asset Trust 2018-SL1 A†	2.906% (1 Mo. LIBOR + .60%	)#	1/25/2046		7,012	6,990,393
TPG Real Estate Finance Issuer Ltd. 2018-FL2 A†	3.373% (1 Mo. LIBOR + 1.13%	)#	11/15/2037		6,669	6,717,932
Tralee CLO III Ltd. 2014-3A AR†	3.499% (3 Mo. LIBOR + 1.03%	)#	10/20/2027		9,817	9,804,556
Westgate Resorts LLC 2018-1A A†	3.38%		12/20/2031		3,074	3,062,794
WhiteHorse VIII Ltd. 2014-1A AR†	3.441% (3 Mo. LIBOR + .90%	)#	5/1/2026		8,806	8,776,597
Wingstop Funding LLC 2018-1 A2†	4.97%		12/5/2048		5,398	5,455,775
Total						330,748,912
Total Asset-Backed Securities (cost $1,116,938,150)						1,113,862,410

				Shares (000)
COMMON STOCKS 0.00%

Electric: Power 0.00%
Eneva SA*(c)				BRL	3	9,034

Oil 0.00%
Dommo Energia SA*(c)				BRL	305	104,469
Total Common Stocks (cost $139,928)						113,503

370	See Notes to Financial Statements.

Schedule of Investments (continued)

TOTAL RETURN FUND November 30, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
CORPORATE BONDS 24.26%

Aerospace/Defense 0.35%
Bombardier, Inc.(Canada)†(d)	7.50%		3/15/2025	$7,404	$7,061,565
Kratos Defense & Security Solutions, Inc.†	6.50%		11/30/2025	5,299	5,464,594
Total					12,526,159

Air Transportation 0.04%
American Airlines 2013-2 Class B Pass-Through Trust†	5.60%		1/15/2022	1,245	1,265,020

Apparel 0.07%
PVH Corp.	7.75%		11/15/2023	2,290	2,587,700

Automotive 0.93%
Aston Martin Capital Holdings Ltd. (Jersey)†(d)	6.50%		4/15/2022	1,797	1,727,366
Daimler Finance North America LLC†	3.75%		2/22/2028	7,425	6,933,337
Ford Motor Co.	7.45%		7/16/2031	10,643	10,970,217
General Motors Co.	6.60%		4/1/2036	10,296	10,002,286
Tesla, Inc.†	5.30%		8/15/2025	4,202	3,645,235
Total					33,278,441

Banks: Regional 5.99%
Akbank T AS (Turkey)†(d)	4.00%		1/24/2020	2,450	2,371,585
Banco de Credito e Inversiones SA (Chile)†(d)	3.50%		10/12/2027	3,725	3,298,990
Banco Nacional de Comercio Exterior SNC†	4.375%		10/14/2025	1,000	945,010
Bank of America Corp.	3.593%	#	7/21/2028	5,664	5,343,118
Bank of America Corp.	3.95%		4/21/2025	2,775	2,684,152
Bank of America Corp.	4.00%		1/22/2025	4,554	4,422,131
Bank of America Corp.	4.45%		3/3/2026	2,000	1,967,517
Citigroup, Inc.	4.45%		9/29/2027	4,060	3,925,523
Goldman Sachs Group, Inc. (The)	4.223%	#(e)	5/1/2029	3,428	3,284,669
Goldman Sachs Group, Inc. (The)	6.25%		2/1/2041	3,848	4,379,615
Intesa Sanpaolo SpA (Italy)†(d)	3.875%		1/12/2028	4,312	3,486,487
JPMorgan Chase & Co.	3.54% (3 Mo. LIBOR + 1.38%	)#	5/1/2028	3,733	3,523,994
JPMorgan Chase & Co.	3.782%	#	2/1/2028	10,571	10,158,803
Macquarie Group Ltd. (Australia)†(d)	4.654%	#(e)	3/27/2029	9,640	9,371,395
Morgan Stanley	3.625%		1/20/2027	369	348,327
Morgan Stanley	3.875%		1/27/2026	637	614,693
Morgan Stanley	4.00%		7/23/2025	7,227	7,077,559
Morgan Stanley	7.25%		4/1/2032	523	652,048
Popular, Inc. (Puerto Rico)	6.125%		9/14/2023	683	683,854

See Notes to Financial Statements.	371

Schedule of Investments (continued)

TOTAL RETURN FUND November 30, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional (continued)
Royal Bank of Canada (Canada)†(d)	3.35%		10/22/2021	$53,006	$53,206,525
Santander UK plc (United Kingdom)†(d)	5.00%		11/7/2023	1,480	1,448,003
Santander UK plc (United Kingdom)(d)	7.95%		10/26/2029	4,693	5,638,841
Toronto-Dominion Bank (The) (Canada)†(d)	3.35%		10/22/2021	46,686	46,795,516
Toronto-Dominion Bank (The) (Canada)(d)	3.625%	#	9/15/2031	9,952	9,308,640
Turkiye Garanti Bankasi AS (Turkey)†(d)	6.25%		4/20/2021	1,100	1,068,341
UBS AG	7.625%		8/17/2022	8,638	9,275,053
Wells Fargo Bank NA	5.85%		2/1/2037	9,276	10,323,916
Wells Fargo Bank NA	6.60%		1/15/2038	7,573	9,130,453
Total					214,734,758

Beverages 0.38%
Anheuser-Busch Cos., LLC/Anheuser-Busch InBev Worldwide, Inc.†	3.65%		2/1/2026	9,260	8,762,723
Anheuser-Busch Cos., LLC/Anheuser-Busch InBev Worldwide, Inc.†	4.70%		2/1/2036	3,202	3,025,071
Becle SAB de CV (Mexico)†(d)	3.75%		5/13/2025	1,900	1,802,631
Total					13,590,425

Business Services 0.62%
Adani Ports & Special Economic Zone Ltd. (India)†(d)	4.00%		7/30/2027	2,055	1,839,922
Ahern Rentals, Inc.†	7.375%		5/15/2023	5,833	5,249,700
Brink’s Co. (The)†	4.625%		10/15/2027	5,843	5,390,167
United Rentals North America, Inc.	4.875%		1/15/2028	4,942	4,469,421
Weight Watchers International, Inc.†	8.625%		12/1/2025	5,240	5,469,250
Total					22,418,460

Chemicals 0.68%
Ashland LLC	6.875%		5/15/2043	1,776	1,771,560
Braskem Netherlands Finance BV (Netherlands)†(d)	4.50%		1/10/2028	3,800	3,510,250
CNAC HK Finbridge Co. Ltd. (Hong Kong)(d)	3.50%		7/19/2022	4,000	3,864,344
Mexichem SAB de CV (Mexico)†(d)	4.875%		9/19/2022	1,364	1,365,705
Phosagro OAO Via Phosagro Bond Funding DAC (Ireland)†(d)	3.949%		4/24/2023	6,720	6,260,520
Rain CII Carbon LLC/CII Carbon Corp.†	7.25%		4/1/2025	7,129	6,629,970
Syngenta Finance NV (Netherlands)†(d)	4.441%		4/24/2023	1,200	1,155,516
Total					24,557,865

Coal 0.24%
Peabody Energy Corp.†	6.375%		3/31/2025	5,444	5,246,655
Warrior Met Coal, Inc.†	8.00%		11/1/2024	3,452	3,503,780
Total					8,750,435

372	See Notes to Financial Statements.

Schedule of Investments (continued)

TOTAL RETURN FUND November 30, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Computer Hardware 0.51%
Banff Merger Sub, Inc.†(c)	8.375%	9/1/2026	EUR	1,170	$1,291,278
Dell International LLC/EMC Corp.†	5.45%	6/15/2023		$1,752	1,792,954
Dell International LLC/EMC Corp.†	6.02%	6/15/2026		863	874,048
Dell International LLC/EMC Corp.†	7.125%	6/15/2024		6,679	7,005,866
Dell International LLC/EMC Corp.†	8.35%	7/15/2046		6,553	7,233,714
Total					18,197,860

Computer Software 0.17%
InterXion Holding NV†(c)	4.75%	6/15/2025	EUR	2,360	2,759,612
Oracle Corp.	6.125%	7/8/2039		$2,768	3,331,546
Total					6,091,158

Construction/Homebuilding 0.40%
Century Communities, Inc.	5.875%	7/15/2025		2,455	2,224,844
PulteGroup, Inc.	7.875%	6/15/2032		3,136	3,284,960
Taylor Morrison Communities, Inc.	6.625%	5/15/2022		3,521	3,547,407
TRI Pointe Group, Inc.	5.25%	6/1/2027		2,171	1,766,651
William Lyon Homes, Inc.	5.875%	1/31/2025		2,154	1,847,055
Williams Scotsman International, Inc.†	6.875%	8/15/2023		1,763	1,736,555
Total					14,407,472

Containers 0.05%
BWAY Holding Co.†	7.25%	4/15/2025		1,845	1,681,256

Diversified 0.02%
KOC Holding AS (Turkey)†(d)	5.25%	3/15/2023		625	581,500

Drugs 0.26%
Bausch Health Cos., Inc.†	5.625%	12/1/2021		3,583	3,591,958
Bayer Corp.†	6.65%	2/15/2028		1,881	2,126,451
Valeant Pharmaceuticals International†	9.25%	4/1/2026		3,423	3,652,991
Total					9,371,400

Electric: Power 1.18%
Ausgrid Finance Pty Ltd. (Australia)†(d)	4.35%	8/1/2028		7,038	6,933,203
Berkshire Hathaway Energy Co.	3.80%	7/15/2048		2,177	1,879,467
Electricite de France SA (France)†(d)	5.00%	9/21/2048		8,007	7,155,303
Emirates Semb Corp., Water & Power Co. PJSC (United Arab Emirates)†(d)	4.45%	8/1/2035		1,845	1,745,370
Entergy Louisiana LLC	4.00%	3/15/2033		2,862	2,801,890
Exelon Generation Co. LLC	5.60%	6/15/2042		564	543,061
Exelon Generation Co. LLC	6.25%	10/1/2039		4,230	4,394,034

See Notes to Financial Statements.	373

Schedule of Investments (continued)

TOTAL RETURN FUND November 30, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Electric: Power (continued)
Massachusetts Electric Co.†	4.004%	8/15/2046		$3,105	$2,797,525
Minejesa Capital BV (Netherlands)†(d)	4.625%	8/10/2030		1,800	1,588,621
PSEG Power LLC	8.625%	4/15/2031		2,322	3,028,644
South Carolina Electric & Gas Co.	6.05%	1/15/2038		4,911	5,556,468
South Carolina Electric & Gas Co.	6.625%	2/1/2032		1,709	2,000,385
Vistra Energy Corp.	7.625%	11/1/2024		1,705	1,815,825
Total					42,239,796

Electronics 0.00%
Trimble, Inc.	4.90%	6/15/2028		158	155,888

Engineering & Contracting Services 0.42%
Brand Industrial Services, Inc.†	8.50%	7/15/2025		7,153	6,348,287
China Railway Resources Huitung Ltd. (Hong Kong)(d)	3.85%	2/5/2023		2,849	2,821,393
Indika Energy Capital III Pte Ltd. (Singapore)†(d)	5.875%	11/9/2024		4,200	3,729,655
Promontoria Holding BV†(C)	6.75%	8/15/2023	EUR	2,000	2,230,174
Total					15,129,509

Entertainment 0.37%
Eldorado Resorts, Inc.	6.00%	4/1/2025		$3,772	3,696,560
Jacobs Entertainment, Inc.†	7.875%	2/1/2024		2,986	3,141,869
Mohegan Gaming & Entertainment†(k)	7.875%	10/15/2024		5,045	4,849,506
Six Flags Entertainment Corp.†	5.50%	4/15/2027		1,705	1,636,800
Total					13,324,735

Financial Services 1.37%
Affiliated Managers Group, Inc.	3.50%	8/1/2025		3,039	2,913,579
Affiliated Managers Group, Inc.	4.25%	2/15/2024		1,612	1,628,427
Ally Financial, Inc.	8.00%	11/1/2031		3,038	3,562,663
BrightSphere Investment Group plc (United Kingdom)(d)	4.80%	7/27/2026		3,066	2,955,229
GE Capital International Funding Co. Unlimited Co. (Ireland)(d)	4.418%	11/15/2035		10,080	8,152,160
International Lease Finance Corp.	5.875%	8/15/2022		1,071	1,123,625
International Lease Finance Corp.	5.875%	4/1/2019		8,844	8,909,200
Navient Corp.	6.625%	7/26/2021		5,327	5,393,587
Navient Corp.	6.75%	6/25/2025		1,809	1,682,370
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.50%	3/15/2027		2,867	2,821,781

374	See Notes to Financial Statements.

Schedule of Investments (continued)

TOTAL RETURN FUND November 30, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Financial Services (continued)
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.875%	4/15/2045	$4,780	$4,147,769
Quicken Loans, Inc.†	5.25%	1/15/2028	2,012	1,798,225
SURA Asset Management SA (Colombia)†(d)	4.375%	4/11/2027	4,400	4,103,044
Total				49,191,659

Food 0.45%
Albertsons Cos LLC/Safeway, Inc./Albertsons LP/Albertson’s LLC	6.625%	6/15/2024	7,393	7,161,969
Arcor SAIC (Argentina)†(d)	6.00%	7/6/2023	2,538	2,389,502
Chobani LLC/Chobani Finance Corp., Inc.†	7.50%	4/15/2025	2,262	1,863,322
Gruma SAB de CV (Mexico)†(d)	4.875%	12/1/2024	1,100	1,079,386
Lamb Weston Holdings, Inc.†	4.875%	11/1/2026	3,681	3,599,098
Total				16,093,277

Health Care Services 0.72%
Acadia Healthcare Co., Inc.	5.625%	2/15/2023	4,692	4,637,244
Acadia Healthcare Co., Inc.	6.50%	3/1/2024	722	711,170
CHS/Community Health Systems, Inc.	8.00%	11/15/2019	4,553	4,439,175
HCA, Inc.	5.50%	6/15/2047	2,127	2,052,555
HCA, Inc.	7.50%	11/6/2033	880	932,800
MPH Acquisition Holdings LLC†	7.125%	6/1/2024	645	644,194
Polaris Intermediate Corp. PIK 8.50%†	8.50%	12/1/2022	5,137	5,130,579
WellCare Health Plans, Inc.	5.25%	4/1/2025	7,421	7,383,895
Total				25,931,612

Insurance 0.24%
CNO Financial Group, Inc.	5.25%	5/30/2025	3,504	3,433,920
Teachers Insurance & Annuity Association of America†	4.90%	9/15/2044	2,459	2,518,297
Willis North America, Inc.	7.00%	9/29/2019	2,555	2,628,507
Total				8,580,724

Investment Management Companies 0.02%
Grupo de Inversiones Suramericana SA (Colombia)†(d)	5.50%	4/29/2026	750	748,125

Leisure 0.24%
Carnival plc	7.875%	6/1/2027	3,957	4,855,904
Silversea Cruise Finance Ltd.†	7.25%	2/1/2025	3,480	3,749,700
Total				8,605,604

See Notes to Financial Statements.	375

Schedule of Investments (continued)

TOTAL RETURN FUND November 30, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Machinery: Industrial/Specialty 0.53%
Kennametal, Inc.	4.625%		6/15/2028	$3,687	$3,610,054
Nvent Finance Sarl (Luxembourg)(d)	4.55%		4/15/2028	13,974	13,530,185
SPX FLOW, Inc.†	5.625%		8/15/2024	1,847	1,793,899
Total					18,934,138

Manufacturing 0.27%
General Electric Co.	2.962% (3 Mo. LIBOR + .38%	)#	5/5/2026	4,575	3,734,159
General Electric Co.	6.15%		8/7/2037	239	226,776
Siemens Financieringsmaatschappij NV (Netherlands)†(d)	2.35%		10/15/2026	6,435	5,762,598
Total					9,723,533

Media 1.51%
21st Century Fox America, Inc.	7.75%		12/1/2045	2,990	4,328,676
AMC Networks, Inc.	4.75%		8/1/2025	1,868	1,741,985
Cablevision Systems Corp.	5.875%		9/15/2022	7,119	7,136,797
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.75%		2/15/2026	5,368	5,381,474
Comcast Corp.	3.969%		11/1/2047	4,687	4,042,243
Cox Communications, Inc.†	4.50%		6/30/2043	3,215	2,677,635
Cox Communications, Inc.†	4.70%		12/15/2042	2,680	2,274,934
Cox Communications, Inc.†	8.375%		3/1/2039	5,603	7,058,959
Myriad International Holdings BV (Netherlands)†(d)	5.50%		7/21/2025	5,300	5,294,727
Time Warner Cable LLC	6.55%		5/1/2037	725	737,794
Time Warner Cable LLC	7.30%		7/1/2038	4,648	5,040,479
Time Warner Entertainment Co. LP	8.375%		7/15/2033	4,078	4,949,374
VTR Finance BV (Chile)†(d)	6.875%		1/15/2024	3,496	3,557,180
Total					54,222,257

Metal Fabricating 0.02%
Grinding Media, Inc./Moly-Cop AltaSteel Ltd.†	7.375%		12/15/2023	821	827,158

Metals & Minerals: Miscellaneous 0.86%
Anglo American Capital plc (United Kingdom)†(d)	4.00%		9/11/2027	10,010	9,032,223
Anglo American Capital plc (United Kingdom)†(d)	4.75%		4/10/2027	5,318	5,111,434
Barrick North America Finance LLC	7.50%		9/15/2038	711	840,396
Corp. Nacional del Cobre de Chile (Chile)†(d)	4.50%		9/16/2025	4,400	4,379,024
Freeport-McMoRan, Inc.	3.875%		3/15/2023	1,814	1,693,823
Glencore Finance Canada Ltd. (Canada)†(d)	5.55%		10/25/2042	4,568	4,234,186
Indonesia Asahan Aluminium Persero PT (Indonesia)†(d)	6.53%		11/15/2028	440	454,124

376	See Notes to Financial Statements.

Schedule of Investments (continued)

TOTAL RETURN FUND November 30, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Metals & Minerals: Miscellaneous (continued)
Kinross Gold Corp. (Canada)(d)	5.95%	3/15/2024	$1,969	$1,983,767
MMC Norilsk Nickel OJSC via MMC Finance DAC (Ireland)†(d)	4.10%	4/11/2023	3,200	3,029,485
Total				30,758,462

Natural Gas 0.13%
Dominion Energy Gas Holdings LLC	4.60%	12/15/2044	4,920	4,637,051

Oil 1.84%
Afren plc (United Kingdom)†(d)(f)	10.25%	4/8/2019	2,537	8,931
Berry Petroleum Co. LLC†	7.00%	2/15/2026	2,002	1,911,870
California Resources Corp.†	8.00%	12/15/2022	5,920	4,528,800
Chesapeake Energy Corp.	7.50%	10/1/2026	1,800	1,678,500
Ecopetrol SA (Colombia)(d)	5.875%	5/28/2045	1,866	1,712,988
Eni SpA (Italy)†(d)	5.70%	10/1/2040	12,550	12,346,411
Equinor ASA (Norway)(d)	7.15%	11/15/2025	4,060	4,795,712
Gazprom OAO via Gaz Capital SA (Luxembourg)†(d)	4.95%	2/6/2028	1,300	1,217,897
Hilcorp Energy I LP/Hilcorp Finance Co.†	6.25%	11/1/2028	1,844	1,735,665
Indigo Natural Resources LLC†	6.875%	2/15/2026	1,800	1,665,000
Kerr-McGee Corp.	7.875%	9/15/2031	1,873	2,257,537
MEG Energy Corp. (Canada)†(d)	7.00%	3/31/2024	1,788	1,682,955
OGX Austria GmbH (Brazil)†(d)(f)	8.50%	6/1/2018	1,730	35
Pertamina Persero PT (Indonesia)†(d)	5.625%	5/20/2043	2,300	2,124,395
Petrobras Global Finance BV (Netherlands)(d)	4.375%	5/20/2023	2,346	2,249,345
Petrobras Global Finance BV (Netherlands)(d)	7.25%	3/17/2044	5,436	5,268,163
Petroleos Mexicanos (Mexico)(d)	4.50%	1/23/2026	6,372	5,476,734
Precision Drilling Corp. (Canada)(d)	7.75%	12/15/2023	950	945,250
Sinopec Group Overseas Development Ltd.†	4.375%	10/17/2023	1,548	1,570,610
SM Energy Co.	6.625%	1/15/2027	2,252	2,161,920
Valero Energy Corp.	10.50%	3/15/2039	4,131	6,228,003
WPX Energy, Inc.	5.25%	9/15/2024	2,783	2,657,765
YPF SA (Argentina)†(d)	8.50%	7/28/2025	1,787	1,694,076
Total				65,918,562

Oil: Crude Producers 0.52%
Abu Dhabi Crude Oil Pipeline LLC (United Arab Emirates)†(d)	4.60%	11/2/2047	2,240	2,098,578
Cheniere Corpus Christi Holdings LLC	5.125%	6/30/2027	3,802	3,692,692
Colonial Pipeline Co.†	4.25%	4/15/2048	4,898	4,584,485
Energy Transfer Operating LP	7.50%	7/1/2038	700	766,501

See Notes to Financial Statements.	377

Schedule of Investments (continued)

TOTAL RETURN FUND November 30, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil: Crude Producers (continued)
Energy Transfer Partners LP/Regency Energy Finance Corp.	5.00%	10/1/2022	$470	$478,697
IFM US Colonial Pipeline 2 LLC†	6.45%	5/1/2021	3,850	3,999,669
Northern Natural Gas Co.†	4.30%	1/15/2049	2,437	2,272,466
Peru LNG Srl (Peru)†(d)	5.375%	3/22/2030	900	875,250
Total				18,768,338

Oil: Integrated Domestic 0.20%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.	4.08%	12/15/2047	5,021	4,082,913
Halliburton Co.	7.45%	9/15/2039	571	714,741
Transocean Proteus Ltd.†	6.25%	12/1/2024	2,233	2,199,456
Total				6,997,110

Paper & Forest Products 0.10%
Fibria Overseas Finance Ltd. (Brazil)(d)	4.00%	1/14/2025	3,850	3,637,673

Real Estate Investment Trusts 0.96%
China Evergrande Group (China)(d)	8.75%	6/28/2025	7,000	5,782,133
Country Garden Holdings Co. Ltd. (China)(d)	4.75%	1/17/2023	1,483	1,282,425
Country Garden Holdings Co. Ltd. (China)(d)	4.75%	9/28/2023	2,517	2,159,586
EPR Properties	4.50%	6/1/2027	1,000	947,071
EPR Properties	4.75%	12/15/2026	3,792	3,684,196
Hunt Cos., Inc.†	6.25%	2/15/2026	3,899	3,528,595
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.	5.625%	5/1/2024	1,327	1,345,047
Shimao Property Holdings Ltd. (Hong Kong)(d)	4.75%	7/3/2022	3,200	2,944,304
VEREIT Operating Partnership LP	4.875%	6/1/2026	12,863	12,889,678
Total				34,563,035

Retail 0.20%
CEC Entertainment, Inc.	8.00%	2/15/2022	3,898	3,527,690
IRB Holding Corp.†	6.75%	2/15/2026	3,780	3,496,500
Total				7,024,190

Steel 0.15%
Cleveland-Cliffs, Inc.	5.75%	3/1/2025	4,188	3,852,960
Vale Overseas Ltd. (Brazil)(d)	6.875%	11/10/2039	1,300	1,475,500
Total				5,328,460

378	See Notes to Financial Statements.

Schedule of Investments (continued)

TOTAL RETURN FUND November 30, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Technology 0.44%
Alibaba Group Holding Ltd. (China)(d)	4.20%		12/6/2047	$3,625	$3,148,788
Baidu, Inc. (China)(d)	3.50%		11/28/2022	3,350	3,295,529
Netflix, Inc.	4.375%		11/15/2026	10,042	9,290,055
Total					15,734,372

Telecommunications 0.40%
AT&T, Inc.	6.00%		8/15/2040	2,230	2,255,950
CenturyLink, Inc.	6.75%		12/1/2023	3,492	3,509,460
Intelsat Connect Finance SA (Luxembourg)†(d)	9.50%		2/15/2023	2,650	2,481,062
Ooredoo International Finance Ltd.†	3.75%		6/22/2026	1,800	1,694,475
T-Mobile USA, Inc.	6.50%		1/15/2026	3,524	3,664,960
VEON Holdings BV (Netherlands)†(d)	5.95%		2/13/2023	750	766,875
Total					14,372,782

Transportation: Miscellaneous 0.17%
Autoridad del Canal de Panama (Panama)†(d)	4.95%		7/29/2035	200	204,002
Burlington Northern Santa Fe LLC	5.75%		5/1/2040	1,161	1,320,467
Pelabuhan Indonesia III Persero PT (Indonesia)†(d)	4.50%		5/2/2023	1,500	1,455,292
Rumo Luxembourg Sarl (Luxembourg)†(d)	7.375%		2/9/2024	3,163	3,268,960
Total					6,248,721

Utilities 0.24%
Aegea Finance Sarl (Brazil)†(d)	5.75%		10/10/2024	3,936	3,758,920
Aquarion Co.†	4.00%		8/15/2024	4,791	4,800,554
Total					8,559,474
Total Corporate Bonds (cost $915,541,411)					870,296,154

FLOATING RATE LOANS(g) 0.59%

Food/Tobacco 0.11%
CEC Entertainment, Inc. Term Loan B	5.599% (1 Mo. LIBOR + 3.25%	)	2/14/2021	3,969	3,810,078

Insurance 0.10%
York Risk Services Holding Corp. Term Loan	6.095% (1 Mo. LIBOR + 3.75%	)	10/1/2021	3,899	3,732,855

Manufacturing 0.11%
Crosby US Acquisition Corp. 1st Lien Initial Term Loan	5.306% (3 Mo. LIBOR + 3.00%	)	11/23/2020	3,912	3,853,702

Miscellaneous 0.10%
Utex Industries, Inc. 1st Lien Initial Term Loan	6.345% (1 Mo. LIBOR + 4.00%	)	5/22/2021	3,849	3,738,198

See Notes to Financial Statements.	379

Schedule of Investments (continued)

TOTAL RETURN FUND November 30, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Service 0.11%
North American Lifting Holdings, Inc. 1st Lien Term Loan	6.886% (3 Mo. LIBOR + 4.50%	)	11/27/2020		$4,017	$3,756,273

Transportation: Miscellaneous 0.06%
Gruden Acquisition, Inc. 2nd Lien Term Loan	10.886% (3 Mo. LIBOR + 8.50%	)	8/18/2023		2,238	2,251,987
Total Floating Rate Loans (cost $21,563,443)						21,143,093

FOREIGN BOND 0.04%

Mexico
Red de Carreteras de Occidente S.A.P.I.B. de CV†(c) (cost $2,515,343)	9.00%		6/10/2028	MXN	31,250	1,405,065

FOREIGN GOVERNMENT OBLIGATIONS 2.95%

Angola 0.12%
Republic of Angola†(d)	9.50%		11/12/2025		$3,900	4,129,355

Argentina 1.39%
City of Buenos Aires(c)	53.08% (BADLAR + 3.25%	)#	3/29/2024	ARS	12,100	290,916
Provincia de Buenos Aires†(d)	6.50%		2/15/2023		$1,533	1,292,626
Provincia de Mendoza†(d)	8.375%		5/19/2024		2,850	2,412,525
Republic of Argentina(d)	4.625%		1/11/2023		2,120	1,775,765
Republic of Argentina(d)	5.625%		1/26/2022		22,825	20,274,306
Republic of Argentina(d)	6.875%		4/22/2021		20,000	18,945,000
Republic of Argentina(d)	8.28%		12/31/2033		5,701	4,854,192
Total						49,845,330

Bahamas 0.14%
Commonwealth of Bahamas†(d)	6.00%		11/21/2028		2,750	2,811,875
Commonwealth of Bahamas†(d)	6.95%		11/20/2029		1,943	2,069,295
Total						4,881,170

Bermuda 0.08%
Government of Bermuda†(d)	3.717%		1/25/2027		3,090	2,945,419

Dominican Republic 0.04%
Dominican Republic†(d)	6.50%		2/15/2048		1,500	1,383,750

Egypt 0.08%
Arab Republic of Egypt†(d)	6.125%		1/31/2022		1,700	1,670,250
Arab Republic of Egypt†(d)	7.903%		2/21/2048		1,560	1,366,092
Total						3,036,342

380	See Notes to Financial Statements.

Schedule of Investments (continued)

TOTAL RETURN FUND November 30, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Ghana 0.04%
Republic of Ghana†(d)	7.875%		8/7/2023	$1,535	$1,515,889

Latvia 0.06%
Republic of Latvia†(d)	5.25%		6/16/2021	2,047	2,136,875

Lithuania 0.12%
Republic of Lithuania†(d)	7.375%		2/11/2020	4,078	4,275,783

Mexico 0.24%
United Mexican States(d)	3.75%		1/11/2028	3,915	3,628,226
United Mexican States(d)	4.00%		10/2/2023	5,095	5,026,855
Total					8,655,081

Nigeria 0.05%
Republic of Nigeria†(d)	7.143%		2/23/2030	2,000	1,755,400

Qatar 0.21%
State of Qatar†(d)	3.25%		6/2/2026	5,701	5,431,183
State of Qatar†(d)	5.103%		4/23/2048	2,100	2,134,411
Total					7,565,594

Romania 0.01%
Republic of Romania†(d)	6.125%		1/22/2044	320	341,883

Sri Lanka 0.05%
Republic of Sri Lanka†(d)	6.25%		7/27/2021	1,000	951,500
Republic of Sri Lanka†(d)	6.85%		11/3/2025	1,100	987,995
Total					1,939,495

Turkey 0.32%
Republic of Turkey(d)	3.25%		3/23/2023	1,350	1,160,633
Republic of Turkey(d)	5.625%		3/30/2021	8,005	7,831,772
Republic of Turkey(d)	5.75%		3/22/2024	2,625	2,436,750
Total					11,429,155
Total Foreign Government Obligations (cost $111,176,868)					105,836,521

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 1.62%
Federal Home Loan Mortgage Corp. K072 A2	3.444%		12/25/2027	7,090	7,009,484
Federal Home Loan Mortgage Corp. Q001 XA IO	2.27%	#(h)	2/25/2032	17,468	2,512,542
Government National Mortgage Assoc. 2014-78 A	2.20%		4/16/2047	205	201,297
Government National Mortgage Assoc. 2015-47 AE	2.90%	#(h)	11/16/2055	6,930	6,672,174
Government National Mortgage Assoc. 2015-48 AS	2.90%	#(h)	2/16/2049	5,562	5,325,537
Government National Mortgage Assoc. 2015-73 AC	2.90%	#(h)	2/16/2053	1,383	1,326,463

See Notes to Financial Statements.	381

Schedule of Investments (continued)

TOTAL RETURN FUND November 30, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Government National Mortgage Assoc. 2017-168 AS	2.70%		8/16/2058	$11,065	$10,385,226
Government National Mortgage Assoc. 2017-41 AS	2.60%		6/16/2057	8,707	8,118,178
Government National Mortgage Assoc. 2017-69 AS	2.75%		2/16/2058	4,443	4,220,596
Government National Mortgage Assoc. 2017-71 AS	2.70%		4/16/2057	2,917	2,741,697
Government National Mortgage Assoc. 2017-86 AS	2.75%		2/16/2058	3,423	3,259,994
Government National Mortgage Assoc. 2017-89 AB	2.60%		7/16/2058	2,860	2,623,283
Government National Mortgage Assoc. 2017-90 AS	2.70%		7/16/2057	3,989	3,746,055
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $61,299,555)					58,142,526

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 34.05%
Federal Home Loan Mortgage Corp.	5.00%		6/1/2026	1,092	1,133,624
Federal National Mortgage Assoc.(i)	3.50%		TBA	58,600	57,477,278
Federal National Mortgage Assoc.(i)	4.00%		TBA	337,550	339,541,012
Federal National Mortgage Assoc.	4.00%		9/1/2047	52,409	52,767,315
Federal National Mortgage Assoc.(i)	4.50%		TBA	744,000	765,091,693
Federal National Mortgage Assoc.	5.50%		9/1/2034 - 4/1/2036	4,757	5,128,317
Total Government Sponsored Enterprises Pass-Throughs (cost $1,215,251,593)					1,221,139,239

MUNICIPAL BONDS 0.13%

Miscellaneous
North Texas Tollway Auth	8.91%		2/1/2030	2,875	3,043,475
Pennsylvania	5.35%		5/1/2030	1,600	1,637,312
Total					4,680,787
Total Municipal Bonds (cost $4,700,773)					4,680,787

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 4.88%
Atrium Hotel Portfolio Trust 2018-ATRM A†	3.257% (1 Mo. LIBOR + .95%	)#	6/15/2035	3,567	3,568,996
Bancorp Commercial Mortgage Trust (The) 2018-CR3 A†	3.157% (1 Mo. LIBOR + .85%	)#	1/15/2033	3,530	3,516,078
BB-UBS Trust 2012-SHOW A†	3.43%		11/5/2036	8,833	8,661,150
BWAY Mortgage Trust 2015-1740 A†	2.917%		1/10/2035	6,137	5,879,093
BX Trust 2018-GW A†	3.107% (1 Mo. LIBOR + .80%	)#	5/15/2035	9,610	9,603,063
Caesars Palace Las Vegas Trust 2017-VICI A†	3.531%		10/15/2034	10,391	10,386,841
Caesars Palace Las Vegas Trust 2017-VICI B†	3.835%		10/15/2034	6,358	6,343,092
Citigroup Commercial Mortgage Trust 2014-GC25 XB IO	0.335%	#(h)	10/10/2047	50,626	620,690
Citigroup Commercial Mortgage Trust 2016-GC36 D†	2.85%		2/10/2049	8,100	6,227,052

382	See Notes to Financial Statements.

Schedule of Investments (continued)

TOTAL RETURN FUND November 30, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Commercial Mortgage Pass-Through Certificates 2014-CR19 XA IO	1.337%	#(h)	8/10/2047	$5,187	$211,161
Commercial Mortgage Pass-Through Certificates 2015-PC1 B	4.588%	#(h)	7/10/2050	1,570	1,567,392
Commercial Mortgage Pass-Through Certificates 2015-PC1 C	4.588%	#(h)	7/10/2050	2,684	2,626,782
Commercial Mortgage Pass-Through Certificates 2015-PC1 D	4.588%	#(h)	7/10/2050	7,822	6,887,886
Commercial Mortgage Pass-Through Certificates 2016-SAVA A†	4.027% (1 Mo. LIBOR + 1.72%	)#	10/15/2034	4,480	4,483,857
Credit Suisse Mortgage Capital Certificates 2014-USA E†	4.373%		9/15/2037	3,000	2,710,520
DBWF Mortgage Trust 2015-LCM D†	3.535%	#(h)	6/10/2034	1,620	1,427,970
GAHR Commercial Mortgage Trust 2015-NRF DFX†	3.495%	#(h)	12/15/2034	1,732	1,720,945
GS Mortgage Securities Corp. Trust 2018-FBLU A†	3.257% (1 Mo. LIBOR + .95%	)#	11/15/2035	6,390	6,396,390
GS Mortgage Securities Corp. Trust 2018-RIVR A†	3.257% (1 Mo. LIBOR + .95%	)#	7/15/2035	4,380	4,371,635
GS Mortgage Securities Trust 2014-GC26 C	4.659%	#(h)	11/10/2047	135	131,325
GS Mortgage Securities Trust 2015-GC32 C	4.558%	#(h)	7/10/2048	1,230	1,228,505
Hudsons Bay Simon JV Trust 2015-HB10 XB10 IO†	0.723%	#(h)	8/5/2034	19,156	667,108
Hudsons Bay Simon JV Trust 2015-HB7 B7†	4.666%		8/5/2034	4,226	4,099,803
Hudsons Bay Simon JV Trust 2015-HB7 D7†	5.331%	#(h)	8/5/2034	3,741	3,392,413
Hudsons Bay Simon JV Trust 2015-HB7 XB7 IO†	0.665%	#(h)	8/5/2034	22,024	412,399
JP Morgan Chase Commercial Mortgage Securities Corp. 2018-AON A†	4.128%		7/5/2031	11,067	11,350,596
JP Morgan Chase Commercial Mortgage Securities Trust 2018-LAQ A†	3.307% (1 Mo. LIBOR + 1.00%	)#	6/15/2032	10,567	10,572,945
JP Morgan Chase Commercial Mortgage Securities Trust 2018-LAQ D†	4.407% (1 Mo. LIBOR + 2.10%	)#	6/15/2032	5,278	5,292,681
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 XA IO	1.276%	#(h)	4/15/2047	5,133	88,147
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 XB IO	0.424%	#(h)	4/15/2047	1,595	27,082
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C30 C	4.441%	#(h)	7/15/2048	2,500	2,422,346
JPMorgan Chase Commercial Mortgage Securities Trust 2018-MINN A†(a)	3.327% (1 Mo. LIBOR + 1.02%	)#)	11/15/2035	3,436	3,439,641
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT AFL†	3.264% (1 Mo. LIBOR + .95%	)#	7/5/2033	2,472	2,468,539

See Notes to Financial Statements.	383

Schedule of Investments (continued)

TOTAL RETURN FUND November 30, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT AFX†	4.248%		7/5/2033	$6,923	$7,132,360
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT BFL†	3.914%	#(h)	7/5/2033	7,410	7,399,964
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT BFX†	4.549%		7/5/2033	2,228	2,289,772
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT CFX†	4.95%		7/5/2033	2,968	3,051,809
Merrill Lynch Mortgage Investors Trust 2006-AF2 AF1	6.25%		10/25/2036	737	615,585
Sequoia Mortgage Trust 2012-4 A3	2.069%	#	9/25/2042	336	316,802
SFAVE Commercial Mortgage Securities Trust 2015-5AVE A1†	3.872%	#(h)	1/5/2043	695	623,774
SFAVE Commercial Mortgage Securities Trust 2015-5AVE A2B†	4.144%	#(h)	1/5/2043	450	410,559
UBS-BAMLL Trust 2012-WRM E†	4.379%	#(h)	6/10/2030	3,905	3,481,165
Wells Fargo Commercial Mortgage Trust 2013-LC12 D†	4.422%	#(h)	7/15/2046	5,195	4,380,954
Wells Fargo Commercial Mortgage Trust 2015-C28 D	4.266%	#(h)	5/15/2048	7,460	6,472,940
Wells Fargo Commercial Mortgage Trust 2016-NXS5 E†	5.04%	#(h)	1/15/2059	2,748	2,445,697
WF-RBS Commercial Mortgage Trust 2014-C20 XA IO	1.202%	#(h)	5/15/2047	10,299	387,928
WF-RBS Commercial Mortgage Trust 2014-C20 XB IO	0.723%	#(h)	5/15/2047	2,205	66,739
WF-RBS Commercial Mortgage Trust 2014-C23 XA IO	0.772%	#(h)	10/15/2057	66,509	1,764,142
WF-RBS Commercial Mortgage Trust 2014-C23 XB IO	0.307%	#(h)	10/15/2057	100,000	1,438,380
Total Non-Agency Commercial Mortgage-Backed Securities (cost $173,686,411)					175,082,693

U.S. TREASURY OBLIGATIONS 16.09%
U.S. Treasury Bond	2.25%		8/15/2046	105,389	85,163,369
U.S. Treasury Bond	2.75%		11/15/2042	71,116	64,678,058
U.S. Treasury Bond	3.00%		8/15/2048	43,872	41,339,077
U.S. Treasury Inflation Indexed Note(j)	0.625%		4/15/2023	172,492	169,290,187
U.S. Treasury Note	1.625%		11/15/2022	23,635	22,564,501
U.S. Treasury Note	2.625%		2/28/2023	8,499	8,426,626
U.S. Treasury Note	2.875%		11/30/2023	34,103	34,165,611
U.S. Treasury Note	3.125%		11/15/2028	102,988	104,042,018

384	See Notes to Financial Statements.

Schedule of Investments (continued)

TOTAL RETURN FUND November 30, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Note	6.25%	8/15/2023	$41,123	$47,255,306
Total U.S. Treasury Obligations (cost $574,971,337)				576,924,753
Total Long-Term Investments (cost $4,197,784,812)				4,148,626,744

SHORT-TERM INVESTMENTS 13.62%

GOVERNMENT SPONSORED ENTERPRISES SECURITIES 2.42%
Federal Home Loan Bank	Zero Coupon	1/31/2019	30,448	30,330,745
Federal Home Loan Bank	Zero Coupon	2/15/2019	49,653	49,410,098
Federal Home Loan Bank	Zero Coupon	2/6/2019	7,137	7,106,332
Total Government Sponsored Enterprises Securities (cost $86,841,250)				86,847,175

REPURCHASE AGREEMENTS 4.61%
Repurchase Agreement dated 11/30/2018, 1.25% due 12/3/2018 with Fixed Income Clearing Corp. collateralized by $10,815,000 of U.S. Treasury Note at 2.125% due 12/31/2022; value: $10,602,615; proceeds: $10,393,110			10,392	10,392,028
Repurchase Agreement dated 11/30/2018, 2.22% due 12/03/2018 with JPMorgan Chase & Co.collateralized by $26,510,000 of Federal Home Loan Bank at 3.125% due 11/27/2020; value: $26,547,401; proceeds: $26,004,810			26,000	26,000,000
Repurchase Agreement dated 11/30/2018, 2.22% due 12/03/2018 with Toronto Dominion Grand Cayman collateralized by $137,750,000 of of U.S. Treasury Note at 2.00% due 4/30/2024; value: $132,125,249; proceeds: $129,024,403			129,000	129,000,000
Total Repurchase Agreements (cost $165,392,028)				165,392,028

U.S. TREASURY OBLIGATION 6.59%
U.S. Treasury Bill (cost $236,178,758)	Zero Coupon	12/13/2018	236,340	236,199,016
Total Short-Term Investment (cost $488,412,036)				488,438,219
Total Investments in Securities 129.28% (cost $4,686,196,848)				4,637,064,963
Liabilities in Excess of Foreign Cash and Other Assets(l) (29.28%)				(1,050,149,643)
Net Assets 100.00%				$3,586,915,320

ARS	Argentine Peso.
BRL	Brazilian real.
EUR	euro.
MXN	Mexican peso.
BADLAR	Banco de la Republica Argentina.
IO	Interest Only.
LIBOR	London Interbank Offered Rate.
PIK	Payment-in-kind.

See Notes to Financial Statements.	385

Schedule of Investments (continued)

TOTAL RETURN FUND November 30, 2018

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at November 30, 2018.
*	Non-income producing security.
(a)	Securities purchased on a when-issued basis (See Note 2(i)).
(b)	Level 3 Investment as described in Note 2(s) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(c)	Investment in non-U.S. dollar denominated securities.
(d)	Foreign security traded in U.S. dollars.
(e)	Variable Rate is Fixed to Float: Rate remains fixed until designated future date.
(f)	Defaulted (non-income producing security).
(g)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at November 30, 2018.
(h)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(i)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(j)	Treasury Inflation Protected Security. A U.S. Treasury Note or Bond that offers protection from inflation by paying a fixed rate of interest on principal amount that is adjusted for inflation based on the Consumer Price Index.
(k)	Security has been fully or partially segregated for open reverse repurchase agreements as of November 30, 2018 (See Note 2(n)).
(l)	Liabilities in Excess of Foreign Cash and Other Assets include net unrealized appreciation/depreciation on forward foreign currency exchange contracts and futures contracts as follows:

Open Forward Foreign Currency Exchange Contracts at November 30, 2018:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
euro	Sell	Bank of America	12/7/2018	500,000	$575,426	$566,179	$9,247
euro	Sell	Citibank	12/7/2018	575,000	681,637	651,105	30,532
euro	Sell	J.P. Morgan	12/7/2018	1,038,000	1,227,983	1,175,387	52,596
euro	Sell	J.P. Morgan	12/7/2018	1,575,000	1,818,470	1,783,463	35,007
euro	Sell	Standard Chartered Bank	12/7/2018	691,000	816,510	782,458	34,052
euro	Sell	State Street Bank and Trust	12/7/2018	411,000	478,290	465,399	12,891
euro	Sell	State Street Bank and Trust	12/7/2018	284,000	329,670	321,589	8,081
euro	Sell	State Street Bank and Trust	12/7/2018	259,949	300,776	294,355	6,421
euro	Sell	State Street Bank and Trust	12/7/2018	104,000	120,106	117,765	2,341
euro	Sell	Toronto Dominion Bank	12/7/2018	357,000	412,436	404,252	8,184
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$199,352

386	See Notes to Financial Statements.

Schedule of Investments (continued)

TOTAL RETURN FUND November 30, 2018

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Mexican peso	Sell	Bank of America	2/14/2019	31,000,000	$1,499,511	$1,506,244	$(6,733)

Open Futures Contracts at November 30, 2018:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 5-Year Treasury Note	March 2019	2,432	Long	$274,688,971	$274,721,001	$32,030
U.S. Long Bond	March 2019	1,219	Long	170,090,690	170,545,719	455,029
Total Unrealized Appreciation on Open Futures Contracts						$487,059

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 2-Year Treasury Note	March 2019	197	Long	$ 41,572,195	$ 41,563,922	$(8,273)
U.S. 10-Year Treasury Note	March 2019	373	Short	(44,424,237)	(44,556,016)	(131,779)
U.S. 10-Year Ultra Treasury Bond	March 2019	433	Short	(54,563,988)	(54,774,500)	(210,512)
U.S. Ultra Treasury Bond	March 2019	369	Short	(56,187,198)	(56,237,906)	(50,708)
Total Unrealized Depreciation on Open Futures Contracts						$(401,272)

Reverse Repurchase Agreements Payable as of November 30, 2018:

Counterparty	Principal	Collateral Held by Counterparty	Interest Rate(1)	Trade Date	Maturity Date(2)	Fair Value(3)
J.P. Morgan Chase & Co	$466,833	$600,000 principal, Mohegan Gaming & Entertainment at 7.875% due 10/15/2024, $576,750 fair value	(6.00)%	4/6/2018	On Demand	448,237

(1)	The negative interest rate on the reverse repurchase agreement results in interest income to the Fund.
(2)	This reverse repurchase agreement has no stated maturity and may be terminated by either party at any time.
(3)	Total fair value of reverse repurchase agreements is presented net of interest receivable of $18,596.

See Notes to Financial Statements.	387

Schedule of Investments (continued)

TOTAL RETURN FUND November 30, 2018

The following is a summary of the inputs used as of November 30, 2018 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities
Other	$–	$326,999,912	$3,749,000	$330,748,912
Remaining Industries	–	783,113,498	–	783,113,498
Common Stocks	–	113,503	–	113,503
Corporate Bonds	–	870,296,154	–	870,296,154
Floating Rate Loans	–	21,143,093	–	21,143,093
Foreign Bond	–	1,405,065	–	1,405,065
Foreign Government Obligations	–	105,836,521	–	105,836,521
Government Sponsored Enterprises Collateralized Mortgage Obligations	–	58,142,526	–	58,142,526
Government Sponsored Enterprises Pass-Throughs	–	1,221,139,239	–	1,221,139,239
Municipal Bonds	–	4,680,787	–	4,680,787
Non-Agency Commercial Mortgage-Backed Securities	–	175,082,693	–	175,082,693
U.S. Treasury Obligations	–	576,924,753	–	576,924,753
Short-Term Investments
Government Sponsored Enterprises Securities	–	86,847,175	–	86,847,175
Repurchase Agreements	–	165,392,028	–	165,392,028
U.S. Treasury Obligation	–	236,199,016	–	236,199,016
Total	$–	$4,633,315,963	$3,749,000	$4,637,064,963

Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$–	$199,352	$–	$199,352
Liabilities	–	(6,733)	–	(6,733)
Futures Contracts
Assets	487,059	–	–	487,059
Liabilities	(401,272)	–	–	(401,272)
Reverse Repurchase Agreements
Assets	–	–	–	–
Liabilities	–	(448,237)	–	(448,237)
Total	$85,787	$(255,618)	$–	$(169,831)

(1)	Refer to Note 2(s) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the fiscal year ended November 30, 2018.

388	See Notes to Financial Statements.

Schedule of Investments (concluded)

TOTAL RETURN FUND November 30, 2018

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Asset-Backed Securities	Convertible Bonds	Foreign Bonds
Balance as of December 1, 2017	$21,530,439	$6,716	$8,453
Accrued Discounts (Premiums)	–	–	–
Realized Gain (Loss)	78,944	7,757	7,885
Change in Unrealized Appreciation (Depreciation)	–	47,480	61,637
Purchases	3,749,000	–	–
Sales	(12,709,944)	(61,953)	(77,975)
Transfers in to Level 3	–	–	–
Transfers out of Level 3	(8,899,439)	–	–
Balance as of November 30, 2018	$3,749,000	$–	$–
Change in unrealized appreciation/depreciation for year ended November 30, 2018 related to Level 3 investments held at November 30, 2018	$–	$–	$–

See Notes to Financial Statements.	389

Schedule of Investments

ULTRA SHORT BOND FUND November 30, 2018

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
LONG-TERM INVESTMENTS 63.12%

ASSET-BACKED SECURITIES 24.33%

Automobiles 11.55%
ACC Trust 2018-1 A†	3.70%	12/21/2020	$2,753	$2,754,570
Ally Auto Receivables Trust 2017-3 A2	1.53%	3/16/2020	765	764,488
American Credit Acceptance Receivables Trust 2015-3 C†	4.84%	10/12/2021	336	337,276
American Credit Acceptance Receivables Trust 2016-3 C†	4.26%	8/12/2022	4,235	4,263,568
American Credit Acceptance Receivables Trust 2018-1 A†	2.72%	3/10/2021	9,254	9,244,931
American Credit Acceptance Receivables Trust 2018-1 C†	3.55%	4/10/2024	3,857	3,850,267
American Credit Acceptance Receivables Trust 2018-2 A†	2.94%	1/10/2022	22,190	22,147,516
AmeriCredit Automobile Receivables 2015-4 D	3.72%	12/8/2021	21,398	21,483,083
AmeriCredit Automobile Receivables Trust 2014-2 E†	3.37%	11/8/2021	15,204	15,213,429
AmeriCredit Automobile Receivables Trust 2014-4 C	2.47%	11/9/2020	5,605	5,599,654
AmeriCredit Automobile Receivables Trust 2015-1 C	2.51%	1/8/2021	7,814	7,806,513
AmeriCredit Automobile Receivables Trust 2015-2 C	2.40%	1/8/2021	771	769,380
AmeriCredit Automobile Receivables Trust 2015-3 B	2.08%	9/8/2020	343	343,010
AmeriCredit Automobile Receivables Trust 2015-3 C	2.73%	3/8/2021	6,497	6,488,104
AmeriCredit Automobile Receivables Trust 2016-3 A3	1.46%	5/10/2021	1,050	1,045,165
AmeriCredit Automobile Receivables Trust 2016-3 B	1.80%	10/8/2021	1,200	1,185,807
AmeriCredit Automobile Receivables Trust 2016-3 C	2.24%	4/8/2022	2,481	2,437,239
AmeriCredit Automobile Receivables Trust 2016-3 D	2.71%	9/8/2022	6,489	6,380,231
AmeriCredit Automobile Receivables Trust 2016-4 B	1.83%	12/8/2021	1,800	1,773,584
AmeriCredit Automobile Receivables Trust 2017-2 A2A	1.65%	9/18/2020	354	353,159

390	See Notes to Financial Statements.

Schedule of Investments (continued)

ULTRA SHORT BOND FUND November 30, 2018

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Automobiles (continued)
AmeriCredit Automobile Receivables Trust 2017-3 A2A	1.69%		12/18/2020	$290	$288,737
AmeriCredit Automobile Receivables Trust 2017-4 A3	2.04%		7/18/2022	9,000	8,886,970
AmeriCredit Automobile Receivables Trust 2018-3 A2A	3.11%		1/18/2022	17,610	17,613,610
AmeriCredit Automobile Receivables Trust 2018-3 A2B	2.53% (1 Mo. LIBOR + .25%	)#	1/18/2022	17,610	17,613,096
Avid Automobile Receivables Trust 2018-1 A†	2.84%		8/15/2023	1,821	1,806,656
California Republic Auto Receivables Trust 2015-1 A4	1.82%		9/15/2020	280	278,991
California Republic Auto Receivables Trust 2015-2 A4	1.75%		1/15/2021	101	100,727
California Republic Auto Receivables Trust 2015-4 A4†	2.58%		6/15/2021	4,253	4,243,985
California Republic Auto Receivables Trust 2016-2 A3	1.56%		7/15/2020	30	30,445
California Republic Auto Receivables Trust 2016-2 A4	1.83%		12/15/2021	439	434,970
California Republic Auto Receivables Trust 2017-1 A4	2.28%		6/15/2022	11,868	11,743,321
California Republic Auto Receivables Trust 2018-1 A2	2.86%		3/15/2021	15,156	15,144,565
Capital Auto Receivables Asset Trust 2015-2 B	2.29%		5/20/2020	3,431	3,428,338
Capital Auto Receivables Asset Trust 2015-2 C	2.67%		8/20/2020	11,000	10,987,273
Capital Auto Receivables Asset Trust 2015-3 D	3.34%		3/22/2021	2,575	2,579,692
Capital Auto Receivables Asset Trust 2016-2 A3	1.46%		6/22/2020	131	130,571
Capital Auto Receivables Asset Trust 2016-2 B	2.11%		3/22/2021	1,000	991,231
Capital Auto Receivables Asset Trust 2017-1 A2†	1.76%		6/22/2020	2,587	2,582,415
Capital Auto Receivables Asset Trust 2017-1 A3†	2.02%		8/20/2021	6,740	6,668,791
Capital Auto Receivables Asset Trust 2018-1 A3†	2.79%		1/20/2022	19,958	19,873,023
Capital Auto Receivables Asset Trust 2018-1 A4†	2.93%		6/20/2022	13,907	13,828,628
Capital Auto Receivables Asset Trust 2018-2 A2†	3.02%		2/22/2021	28,649	28,647,510
Capital Auto Receivables Asset Trust 2018-2 A3†	3.27%		6/20/2023	12,196	12,214,928
Capital Auto Receivables Asset Trust 2018-2 B†	3.48%		10/20/2023	5,648	5,659,679
CarFinance Capital Auto Trust 2015-1A C†	3.58%		6/15/2021	3,900	3,899,097
CarMax Auto Owner Trust 2015-4 A3	1.56%		11/16/2020	486	484,623
CarMax Auto Owner Trust 2016-3 A3	1.39%		5/17/2021	245	243,240
CarMax Auto Owner Trust 2016-4 A3	1.40%		8/15/2021	3,835	3,790,817
CarMax Auto Owner Trust 2017-2 A2	1.63%		6/15/2020	146	145,606

See Notes to Financial Statements.	391

Schedule of Investments (continued)

ULTRA SHORT BOND FUND November 30, 2018

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Automobiles (continued)
CarMax Auto Owner Trust 2017-3 A2A	1.64%		9/15/2020	$942	$939,689
Chesapeake Funding II LLC 2016-1A A1†	2.11%		3/15/2028	7,208	7,189,809
Chesapeake Funding II LLC 2016-2A A1†	1.88%		6/15/2028	4,296	4,276,238
Chesapeake Funding II LLC 2016-2A A2†	3.307% (1 Mo. LIBOR + 1.00%	)#	6/15/2028	1,052	1,054,727
Chesapeake Funding II LLC 2017-2A A1†	1.99%		5/15/2029	3,869	3,824,285
Chesapeake Funding II LLC 2017-2A A2†	2.757% (1 Mo. LIBOR + .45%	)#	5/15/2029	2,110	2,113,982
Chesapeake Funding II LLC 2017-3A A1†	1.91%		8/15/2029	1,366	1,350,514
Chesapeake Funding II LLC 2017-3A A2†	2.647% (1 Mo. LIBOR + .34%	)#	8/15/2029	10,027	10,032,533
Chesapeake Funding II LLC 2017-4A A1†	2.12%		11/15/2029	4,300	4,247,125
Chrysler Capital Auto Receivables Trust 2014-BA C†	2.70%		5/15/2020	585	585,043
Chrysler Capital Auto Receivables Trust 2014-BA D†	3.44%		8/16/2021	273	273,024
Chrysler Capital Auto Receivables Trust 2015-AA D†	3.15%		1/18/2022	6,375	6,375,139
Chrysler Capital Auto Receivables Trust 2016-AA A3†	1.77%		10/15/2020	40	39,555
Chrysler Capital Auto Receivables Trust 2016-BA A3†	1.64%		7/15/2021	1,549	1,540,723
CPS Auto Receivables Trust 2016-B†	3.18%		9/15/2020	317	317,026
CPS Auto Receivables Trust 2016-C C†	3.27%		6/15/2022	8,759	8,755,867
CPS Auto Receivables Trust 2016-C D†	5.92%		6/15/2022	5,325	5,484,646
CPS Auto Receivables Trust 2017-C A†	1.78%		9/15/2020	167	166,638
CPS Auto Receivables Trust 2017-C B†	2.30%		7/15/2021	1,040	1,034,369
CPS Auto Receivables Trust 2017-D A†	1.87%		3/15/2021	1,213	1,208,642
CPS Auto Receivables Trust 2017-D B†	2.43%		1/18/2022	3,000	2,973,103
CPS Auto Receivables Trust 2018-A B†	2.77%		4/18/2022	1,521	1,506,659
CPS Auto Receivables Trust 2018-B A†	2.72%		9/15/2021	9,040	9,013,443
CPS Auto Receivables Trust 2018-B B†	3.23%		7/15/2022	1,135	1,130,818
CPS Auto Trust 2017-A B†	2.68%		5/17/2021	1,300	1,296,791
CPS Auto Trust 2017-A C†	3.31%		12/15/2022	11,425	11,406,550
CPS Auto Trust 2018-C A†	2.87%		9/15/2021	9,659	9,651,144
CPS Auto Trust 2018-C B†	3.43%		7/15/2022	3,840	3,831,257
Credit Acceptance Auto Loan Trust 2016-2A A†	2.42%		11/15/2023	6,669	6,659,244
Credit Acceptance Auto Loan Trust 2016-3A A†	2.15%		4/15/2024	8,183	8,143,589
Drive Auto Receivables Trust 2015-BA E†	5.15%		8/15/2022	10,500	10,590,873
Drive Auto Receivables Trust 2015-DA C†	3.38%		11/15/2021	1,356	1,357,348
Drive Auto Receivables Trust 2016-AA C†	3.91%		5/17/2021	6,371	6,385,107
Drive Auto Receivables Trust 2016-BA C†	3.19%		7/15/2022	12,286	12,286,339
Drive Auto Receivables Trust 2016-BA D†	4.53%		8/15/2023	8,133	8,193,881
Drive Auto Receivables Trust 2016-CA C†	3.02%		11/15/2021	2,074	2,072,373

392	See Notes to Financial Statements.

Schedule of Investments (continued)

ULTRA SHORT BOND FUND November 30, 2018

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Automobiles (continued)
Drive Auto Receivables Trust 2016-CA D†	4.18%		3/15/2024	$17,529	$17,603,908
Drive Auto Receivables Trust 2017-1 B	2.36%		3/15/2021	300	299,987
Drive Auto Receivables Trust 2017-1 C	2.84%		4/15/2022	7,972	7,959,920
Drive Auto Receivables Trust 2017-2 B	2.25%		6/15/2021	159	158,556
Drive Auto Receivables Trust 2017-2 C	2.75%		9/15/2023	8,250	8,227,328
Drive Auto Receivables Trust 2017-3 C	2.80%		7/15/2022	1,940	1,932,529
Drive Auto Receivables Trust 2017-AA B†	2.51%		1/15/2021	58	57,831
Drive Auto Receivables Trust 2017-AA C†	2.98%		1/18/2022	6,550	6,540,984
Drive Auto Receivables Trust 2017-BA C†	2.61%		8/16/2021	5,620	5,618,166
Drive Auto Receivables Trust 2017-BA D†	3.72%		10/17/2022	10,187	10,213,177
Drive Auto Receivables Trust 2018-2 A3	2.88%		6/15/2021	13,500	13,495,380
Drive Auto Receivables Trust 2018-3 A2	2.75%		10/15/2020	32,534	32,510,068
Drive Auto Receivables Trust 2018-3 A3	3.01%		11/15/2021	12,608	12,585,324
Drive Auto Receivables Trust 2018-3 B	3.37%		9/15/2022	4,980	4,982,028
Drive Auto Receivables Trust 2018-4 A2A	2.78%		10/15/2020	16,147	16,135,066
Drive Auto Receivables Trust 2018-4 A3	3.04%		11/15/2021	25,236	25,178,217
Drive Auto Receivables Trust 2018-4 B	3.36%		10/17/2022	7,861	7,851,813
Drive Auto Receivables Trust 2018-5 A2A	3.08%		7/15/2021	29,348	29,345,268
Drive Auto Receivables Trust 2018-5 A2B	2.407% (1 Mo. LIBOR + .32%	)#	7/15/2021	24,065	24,030,332
Drive Auto Receivables Trust 2018-5 B	3.68%		7/15/2023	39,891	39,972,350
Enterprise Fleet Financing LLC 2017-1 A2†	2.13%		7/20/2022	956	950,774
Enterprise Fleet Financing LLC 2017-2 A2†	1.97%		1/20/2023	1,407	1,395,510
Exeter Automobile Receivables Trust 2014-3A D†	5.69%		4/15/2021	120	121,204
Exeter Automobile Receivables Trust 2015-1A D†	5.83%		12/15/2021	5,250	5,345,061
Exeter Automobile Receivables Trust 2016-3A C†	4.22%		6/15/2022	3,825	3,861,865
Exeter Automobile Receivables Trust 2017-1A A†	1.96%		3/15/2021	2,003	2,000,411
Exeter Automobile Receivables Trust 2017-1A C†	3.95%		12/15/2022	960	966,733
Exeter Automobile Receivables Trust 2017-3A A†	2.05%		12/15/2021	8,474	8,437,961
First Investors Auto Owner Trust 2015-2A A2†	2.28%		9/15/2021	195	194,860
First Investors Auto Owner Trust 2015-2A B†	2.75%		9/15/2021	28	27,980
First Investors Auto Owner Trust 2016-2A A2†	1.87%		11/15/2021	268	266,228
First Investors Auto Owner Trust 2017-1A A1†	1.69%		4/15/2021	12	11,629
First Investors Auto Owner Trust 2017-2A A1†	1.86%		10/15/2021	954	950,410
First Investors Auto Owner Trust 2017-3A A1†	2.00%		3/15/2022	827	822,793
First Investors Auto Owner Trust 2018-2A A1†	3.23%		12/15/2022	19,821	19,831,755
Flagship Credit Auto Trust 2015-3 A†	2.38%		10/15/2020	1,034	1,033,487
Flagship Credit Auto Trust 2016-1 A†	2.77%		12/15/2020	62	62,087
Flagship Credit Auto Trust 2016-1 B†	3.91%		6/15/2022	4,000	4,019,750

See Notes to Financial Statements.	393

Schedule of Investments (continued)

ULTRA SHORT BOND FUND November 30, 2018

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Automobiles (continued)
Flagship Credit Auto Trust 2016-2 A2†	3.05%		8/16/2021	$6,234	$6,229,805
Flagship Credit Auto Trust 2016-3 B†	2.43%		6/15/2021	8,375	8,335,285
Flagship Credit Auto Trust 2016-4 A2†	1.96%		2/16/2021	102	102,038
Flagship Credit Auto Trust 2017-1 A†	1.93%		12/15/2021	1,669	1,664,725
Flagship Credit Auto Trust 2017-2 A†	1.85%		7/15/2021	424	421,457
Flagship Credit Auto Trust 2017-3 A†	1.88%		10/15/2021	2,821	2,802,278
Flagship Credit Auto Trust 2017-4 A†	2.07%		4/15/2022	1,613	1,599,407
Flagship Credit Auto Trust 2018-2 A†	2.97%		10/17/2022	23,151	23,071,448
Flagship Credit Auto Trust 2018-3 A†	3.07%		2/15/2023	33,802	33,750,542
Ford Credit Auto Owner Trust 2014-2 A†	2.31%		4/15/2026	112,673	111,850,149
Ford Credit Auto Owner Trust 2015-1 A†	2.12%		7/15/2026	19,648	19,412,717
Ford Credit Auto Owner Trust/Ford Credit 2014-1 A†	2.26%		11/15/2025	3,000	2,990,699
Foursight Capital Automobile Receivables Trust 2015-1 B†	4.12%		9/15/2022	1,750	1,756,591
Foursight Capital Automobile Receivables Trust 2018-1 A2†	2.85%		8/16/2021	17,132	17,097,250
Foursight Capital Automobile Receivables Trust 2018-1 A3†	3.24%		9/15/2022	5,444	5,431,562
Foursight Capital Automobile Receivables Trust 2018-2 A2†	3.32%		4/15/2022	25,016	25,022,929
Honda Auto Receivables Owner Trust 2017-3 A3	1.79%		9/20/2021	10,229	10,082,471
Mercedes-Benz Auto Lease Trust 2018-A A2	2.20%		4/15/2020	4,419	4,409,840
Nissan Auto Receivables Owner Trust 2016-B A3	1.32%		1/15/2021	127	125,524
Nissan Auto Receivables Owner Trust 2017-C A3	2.12%		4/18/2022	2,624	2,589,269
OSCAR US Funding Trust VII LLC 2017-2A A2B†	2.968% (1 Mo. LIBOR + .65%	)#	11/10/2020	8,375	8,387,988
Santander Drive Auto Receivables Trust 2014-3 E†	3.49%		9/15/2021	985	985,102
Santander Drive Auto Receivables Trust 2015-1 C	2.57%		4/15/2021	10	10,067
Santander Drive Auto Receivables Trust 2015-1 D	3.24%		4/15/2021	1,450	1,450,527
Santander Drive Auto Receivables Trust 2015-4 C	2.97%		3/15/2021	1,865	1,865,203
Santander Drive Auto Receivables Trust 2015-4 D	3.53%		8/16/2021	37,439	37,556,004
Santander Drive Auto Receivables Trust 2015-4 E†	4.54%		11/15/2022	40,950	41,402,929
Santander Drive Auto Receivables Trust 2015-5 C	2.74%		12/15/2021	466	465,723
Santander Drive Auto Receivables Trust 2015-5 D	3.65%		12/15/2021	17,338	17,370,823
Santander Drive Auto Receivables Trust 2016-1 E	5.02%		6/15/2023	38,076	38,716,446
Santander Drive Auto Receivables Trust 2016-2 E	4.38%		9/15/2023	2,320	2,343,692
Santander Drive Auto Receivables Trust 2016-3 B	1.89%		6/15/2021	914	911,685
Santander Drive Auto Receivables Trust 2016-3 C	2.46%		3/15/2022	5,000	4,957,632

394	See Notes to Financial Statements.

Schedule of Investments (continued)

ULTRA SHORT BOND FUND November 30, 2018

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Automobiles (continued)
Santander Drive Auto Receivables Trust 2017-2 B	2.21%		10/15/2021	$3,160	$3,147,908
Santander Drive Auto Receivables Trust 2017-3 A3	1.87%		6/15/2021	5,807	5,793,080
Santander Drive Auto Receivables Trust 2018-3 A2A	2.78%		3/15/2021	16,299	16,291,372
Santander Drive Auto Receivables Trust 2018-4 B	3.27%		1/17/2023	38,275	38,276,753
Santander Drive Auto Receivables Trust 2018-5 B	3.52%		12/15/2022	12,616	12,644,761
SunTrust Auto Receivables Trust 2015-1A A4†	1.78%		1/15/2021	314	312,981
TCF Auto Receivables Owner Trust 2015-1A A4†	1.96%		11/16/2020	4,508	4,500,745
TCF Auto Receivables Owner Trust 2015-2A A4†	2.55%		4/15/2021	10,190	10,159,761
TCF Auto Receivables Owner Trust 2016-PT1A A†	1.93%		6/15/2022	598	591,202
Toyota Auto Receivables Owner Trust 2016-D A3	1.23%		10/15/2020	9,345	9,269,706
Westlake Automobile Receivables Trust 2016-2A C†	2.83%		5/17/2021	861	860,974
Westlake Automobile Receivables Trust 2016-2A D†	4.10%		6/15/2021	3,610	3,630,685
Westlake Automobile Receivables Trust 2016-3A B†	2.07%		12/15/2021	3	3,315
Westlake Automobile Receivables Trust 2016-3A C†	2.46%		1/18/2022	19,575	19,509,678
Westlake Automobile Receivables Trust 2016-3A D†	3.58%		1/18/2022	23,000	23,055,862
Westlake Automobile Receivables Trust 2017-1A B†	2.30%		10/17/2022	95	94,375
Westlake Automobile Receivables Trust 2017-2A A2A†	1.80%		7/15/2020	380	378,856
Westlake Automobile Receivables Trust 2018-1A C†	2.92%		5/15/2023	2,745	2,713,173
Westlake Automobile Receivables Trust 2018-2A C†	3.50%		1/16/2024	5,383	5,347,048
Westlake Automobile Receivables Trust 2018-3A A2A†	2.98%		1/18/2022	19,518	19,495,857
Westlake Automobile Receivables Trust 2018-3A B†	3.32%		10/16/2023	23,532	23,505,101
Wheels SPV 2 LLC 2016-1A A2†	1.59%		5/20/2025	104	103,869
Wheels SPV 2 LLC 2018-1A A2†	3.06%		4/20/2027	6,502	6,488,643
World Omni Select Auto Trust 2018-1A A2†	3.24%		4/15/2022	23,912	23,931,911
World Omni Select Auto Trust 2018-1A A3†	3.46%		3/15/2023	39,410	39,531,682
Total					1,485,698,437

Credit Cards 6.39%
American Express Credit Account Master Trust 2018-1 A	2.67%		10/17/2022	9,618	9,572,177
BA Credit Card Trust 2017-A1	1.95%		8/15/2022	9,020	8,889,651
BA Credit Card Trust 2017-A2	1.84%		1/17/2023	68,435	66,974,296
Barclays Dryrock Issuance Trust 2014-3 A	2.41%		7/15/2022	6,901	6,863,973
Barclays Dryrock Issuance Trust 2016-1 A	1.52%		5/16/2022	4,683	4,643,307
Barclays Dryrock Issuance Trust 2017-1 A	2.637% (1 Mo. LIBOR + .33%	)#	3/15/2023	616	616,176
Barclays Dryrock Issuance Trust 2017-2 A	2.607% (1 Mo. LIBOR + .30%	)#	5/15/2023	16,646	16,642,000

See Notes to Financial Statements.	395

Schedule of Investments (continued)

ULTRA SHORT BOND FUND November 30, 2018

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Credit Cards (continued)
Cabela’s Credit Card Master Note Trust 2014-2 A	2.757% (1 Mo. LIBOR + .45%	)#	7/15/2022	$31,917	$31,966,682
Cabela’s Credit Card Master Note Trust 2016-1 A1	1.78%		6/15/2022	19,690	19,560,375
Cabela’s Credit Card Master Note Trust 2016-1 A2	3.157% (1 Mo. LIBOR + .85%	)#	6/15/2022	60,021	60,256,234
Capital One Multi-Asset Execution Trust 2016-A4	1.33%		6/15/2022	19,399	19,186,327
Capital One Multi-Asset Execution Trust 2017-A1	2.00%		1/17/2023	40,998	40,446,097
Capital One Multi-Asset Execution Trust 2017-A4	1.99%		7/17/2023	64,535	63,243,526
Chase Issuance Trust 2012-A4	1.58%		8/15/2021	13,101	12,971,025
Chase Issuance Trust 2014-A5	2.677% (1 Mo. LIBOR + .37%	)#	4/15/2021	3,826	3,829,678
Chase Issuance Trust 2016-A5	1.27%		7/15/2021	15,479	15,323,860
Chase Issuance Trust 2018-A1	2.507% (1 Mo. LIBOR + .20%	)#	4/17/2023	12,755	12,752,649
Citibank Credit Card Issuance Trust 2017-A3	1.92%		4/7/2022	62,174	61,271,134
Citibank Credit Card Issuance Trust 2017-A9	1.80%		9/20/2021	8,730	8,648,205
Discover Card Execution Note Trust 2015-A2 A	1.90%		10/17/2022	14,699	14,469,332
Discover Card Execution Note Trust 2016-A1	1.64%		7/15/2021	7,113	7,102,781
Discover Card Execution Note Trust 2016-A4	1.39%		3/15/2022	36,330	35,862,019
First National Master Note Trust 2017-2 A	2.747% (1 Mo. LIBOR + .44%	)#	10/16/2023	3,500	3,504,103
First National Master Note Trust 2018-1 A	2.75% (1 Mo. LIBOR + .46%	)#	10/15/2024	32,938	32,962,377
GE Capital Credit Card Master Note Trust 2012-7 A	1.76%		9/15/2022	22,000	21,778,546
Golden Credit Card Trust 2017-2A A†	1.98%		4/15/2022	23,339	22,954,252
Gracechurch Card Funding plc 2018-1 A†	2.707% (1 Mo. LIBOR + .40%	)#	7/15/2022	19,202	19,219,762
Master Credit Card Trust II 2017-1A A†	2.26%		7/21/2021	53,055	52,550,304
Master Credit Card Trust II 2017-1A B†	2.56%		7/21/2021	932	924,608
Master Credit Card Trust II 2018-3A B†	3.40%		1/21/2022	9,053	9,047,196
Synchrony Credit Card Master Note Trust 2015-1 A	2.37%		3/15/2023	31,270	30,930,527
Synchrony Credit Card Master Note Trust 2016-1 A	2.04%		3/15/2022	2,625	2,618,801
World Financial Network Credit Card Master Trust 2012-A	3.14%		1/17/2023	1,310	1,310,837
World Financial Network Credit Card Master Trust 2012-D A	2.15%		4/17/2023	31,325	31,159,736
World Financial Network Credit Card Master Trust 2012-D B	3.34%		4/17/2023	7,119	7,117,580

396	See Notes to Financial Statements.

Schedule of Investments (continued)

ULTRA SHORT BOND FUND November 30, 2018

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Credit Cards (continued)
World Financial Network Credit Card Master Trust 2012-D M	3.09%		4/17/2023	$4,437	$4,433,429
World Financial Network Credit Card Master Trust 2015-B A	2.55%		6/17/2024	2,069	2,040,249
World Financial Network Credit Card Master Trust 2016-C M	1.98%		8/15/2023	9,066	8,954,238
World Financial Network Credit Card Master Trust 2017-B A	1.98%		6/15/2023	50,071	49,729,140
Total					822,327,189

Other 6.39%
Access Point Funding I LLC 2017-A†	3.06%		4/15/2029	2,909	2,890,413
Ally Master Owner Trust 2017-1 A	2.707% (1 Mo. LIBOR + .40%	)#	2/15/2021	200	200,074
Ally Master Owner Trust 2017-2 A	2.647% (1 Mo. LIBOR + .34%	)#	6/15/2021	20,628	20,634,157
Ascentium Equipment Receivables Trust 2016-1A B†	2.85%		7/10/2020	250	249,970
Ascentium Equipment Receivables Trust 2017-1A A2†	1.87%		7/10/2019	32	31,737
Ascentium Equipment Receivables Trust 2017-2A A2†	2.00%		5/11/2020	5,290	5,262,541
AXIS Equipment Finance Receivables VI LLC 2018-2A A2†	3.89%		7/20/2022	11,043	11,046,264
CCG Receivables Trust 2018-1 A2†	2.50%		6/16/2025	2,476	2,461,422
CNH Equipment Trust 2015-A A4	1.85%		4/15/2021	258	257,813
Conn’s Receivables Funding LLC 2017-B A†	2.73%		7/15/2020	207	206,922
Conn’s Receivables Funding LLC 2018-A†	3.25%		1/15/2023	29,394	29,389,486
Dell Equipment Finance Trust 2017-1 A3†	2.14%		4/22/2022	89	88,409
Dell Equipment Finance Trust 2018-1 A2A†	2.97%		10/22/2020	31,726	31,706,910
Diamond Resorts Owner Trust 2015-2 A†	2.99%		5/22/2028	53	52,695
DLL LLC 2018-1 A2†	2.81%		11/17/2020	33,120	33,076,937
DLL LLC 2018-1 A3†	3.10%		4/18/2022	23,109	23,040,614
DLL LLC 2018-2 A2†	3.14%		10/20/2020	44,195	44,209,889
DLL Securitization Trust 2017-A A2†	1.89%		7/15/2020	3,090	3,078,462
DLL Securitization Trust 2017-A A3†	2.14%		12/15/2021	23,109	22,817,170
DRB Prime Student Loan Trust 2017-A A2A†	1.75%		5/27/2042	165	164,947
Engs Commercial Finance Trust 2016-1A A2†	2.63%		2/22/2022	156	154,921
Engs Commercial Finance Trust 2018-1A A1†	2.97%		2/22/2021	7,507	7,483,288
Ford Credit Floorplan Master Owner Trust 2015-2 A1	1.98%		1/15/2022	11,437	11,294,578

See Notes to Financial Statements.	397

Schedule of Investments (continued)

ULTRA SHORT BOND FUND November 30, 2018

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Other (continued)
Ford Credit Floorplan Master Owner Trust A 2015-5 A1	2.42%		8/15/2022	$19,334	$19,088,626
Ford Credit Floorplan Master Owner Trust A 2016-1 A1	1.76%		2/15/2021	292	291,285
Ford Credit Floorplan Master Owner Trust A 2016-3 A2	2.927% (1 Mo. LIBOR + .62%	)#	7/15/2021	21,560	21,606,419
FREED ABS TRUST 2018-1 A†	3.61%		7/18/2024	12,341	12,327,430
FREED ABS TRUST 2018-2 A†	3.99%		10/20/2025	22,875	22,874,227
GMF Floorplan Owner Revolving Trust 2016-1 A1†	1.96%		5/17/2021	14,310	14,241,756
GMF Floorplan Owner Revolving Trust 2017-1 B†	2.58%		1/18/2022	22,234	22,051,959
GMF Floorplan Owner Revolving Trust 2018-1 A†	2.607% (1 Mo. LIBOR + .30%	)#	3/15/2022	27,768	27,754,430
GreatAmerica Leasing Receivables Funding LLC Series 2018-1 A2†	2.35%		5/15/2020	1,999	1,992,690
Hyundai Floorplan Master Owner Trust 2016-1A A2†	1.81%		3/15/2021	1,145	1,140,653
Marlette Funding Trust 2018-3 A†	3.20%		9/15/2028	30,708	30,629,536
Marlette Funding Trust 2018-4A A†	3.71%		12/15/2028	22,520	22,545,312
Mercedes-Benz Master Owner Trust 2016-BA A†	3.007% (1 Mo. LIBOR + .70%	)#	5/17/2021	150	150,384
Mercedes-Benz Master Owner Trust 2018-BA A†	2.647% (1 Mo. LIBOR + .34%	)#	5/15/2023	6,500	6,487,541
MMAF Equipment Finance LLC 2012-AA A5†	1.98%		6/10/2032	67	66,953
MMAF Equipment Finance LLC 2014-AA A4†	1.59%		2/8/2022	9,321	9,249,825
Navient Student Loan Trust 2018-1A A1†	2.505% (1 Mo. LIBOR + .19%	)#	3/25/2067	3,515	3,515,004
Navistar Financial Dealer Note Master Owner Trust II 2018-1 A†	2.945% (1 Mo. LIBOR + .63%	)#	9/25/2023	33,008	33,009,637
NextGear Floorplan Master Owner Trust 2016-1A A2†	2.74%		4/15/2021	2,100	2,097,596
NextGear Floorplan Master Owner Trust 2016-2A A2†	2.19%		9/15/2021	23,069	22,902,110
NextGear Floorplan Master Owner Trust 2017-1A A2†	2.54%		4/18/2022	13,038	12,916,048
NextGear Floorplan Master Owner Trust 2018-2A A1†	2.907% (1 Mo. LIBOR + .60%	)#	10/16/2023	14,116	14,133,058
Nissan Master Owner Trust Receivables 2017-B A	2.737% (1 Mo. LIBOR + .43%	)#	4/18/2022	45,559	45,657,872
OneMain Financial Issuance Trust 2015-1A A†	3.19%		3/18/2026	6,849	6,860,315
OneMain Financial Issuance Trust 2016-1A A†	3.66%		2/20/2029	7,062	7,075,392
OneMain Financial Issuance Trust 2016-2A A†	4.10%		3/20/2028	3,026	3,039,142

398	See Notes to Financial Statements.

Schedule of Investments (continued)

ULTRA SHORT BOND FUND November 30, 2018

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Other (continued)
PFS Financing Corp. 2016-BA A†	1.87%		10/15/2021	$7,379	$7,301,325
PFS Financing Corp. 2017-D A†	2.40%		10/17/2022	13,043	12,794,271
PFS Financing Corp. 2018-A A†	2.68% (1 Mo. LIBOR + .40%	)#	2/15/2022	26,700	26,693,993
PFS Financing Corp. 2018-A B†	2.88% (1 Mo. LIBOR + .60%	)#	2/15/2022	6,000	5,991,301
SCF Equipment Leasing LLC 2018-1A A1†	2.81%		4/20/2021	7,544	7,536,238
SCF Equipment Leasing LLC 2018-1A A2†	3.63%		10/20/2024	11,420	11,407,094
SMB Private Education Loan Trust 2018-B A1†	2.627% (1 Mo. LIBOR + .32%	)#	12/16/2024	19,135	19,145,145
SoFi Consumer Loan Program LLC 2016-2A A†	3.09%		10/27/2025	1,881	1,876,593
SoFi Consumer Loan Program LLC 2017-5 A1†	2.14%		9/25/2026	4,913	4,886,026
SoFi Professional Loan Program 2017-D A1FX†	1.72%		9/25/2040	458	454,615
SoFi Professional Loan Program LLC 2017-C A2A†	1.75%		7/25/2040	3,063	3,036,212
SoFi Professional Loan Program LLC 2017-E A2A†	1.86%		11/26/2040	1,977	1,948,470
SoFi Professional Loan Program LLC 2017-F A1FX†	2.05%		1/25/2041	6,316	6,253,403
SoFi Professional Loan Program LLC 2018-A A2A†	2.39%		2/25/2042	10,824	10,712,128
SoFi Professional Loan Program Trust 2018-B A1FX†	2.64%		8/25/2047	15,639	15,541,567
Springleaf Funding Trust 2015-AA A†	3.16%		11/15/2024	31	31,423
Springleaf Funding Trust 2016-AA A†	2.90%		11/15/2029	22,225	22,127,048
Verizon Owner Trust 2017-1 2017-1A B†	2.45%		9/20/2021	5,164	5,106,233
Volvo Financial Equipment LLC 2015-1A A4†	1.91%		1/15/2020	1,647	1,645,605
Wells Fargo Dealer Floorplan Master Note Trust 2015-2 A	2.951% (1 Mo. LIBOR + .65%	)#	1/20/2022	39,621	39,780,546
Westgate Resorts LLC 2018-1A A†	3.38%		12/20/2031	3,377	3,364,759
Total					821,138,814
Total Asset-Backed Securities (cost $3,132,551,330)					3,129,164,440

CORPORATE BONDS 38.79%

Aerospace/Defense 0.13%
General Dynamics Corp.	2.908% (3 Mo. LIBOR + .29%	)#	5/11/2020	9,860	9,875,835
Harris Corp.	3.00% (3 Mo. LIBOR + .48%	)#	4/30/2020	6,447	6,433,169
Total					16,309,004

Automotive 4.80%
American Honda Finance Corp.	2.594% (3 Mo. LIBOR + .26%	)#	6/16/2020	33,623	33,610,759
American Honda Finance Corp.	2.796% (3 Mo. LIBOR + .15%	)#	2/21/2020	47,455	47,404,291
BMW US Capital LLC†	2.984% (3 Mo. LIBOR + .37%	)#	8/14/2020	23,743	23,711,668

See Notes to Financial Statements.	399

Schedule of Investments (continued)

ULTRA SHORT BOND FUND November 30, 2018

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Automotive (continued)
BMW US Capital LLC†	3.118% (3 Mo. LIBOR + .50%	)#	8/13/2021	$23,743	$23,533,691
Daimler Finance North America LLC†	2.972% (3 Mo. LIBOR + .39%	)#	5/4/2020	33,642	33,599,866
Daimler Finance North America LLC†	3.038% (3 Mo. LIBOR + .63%	)#	1/6/2020	5,180	5,192,750
Daimler Finance North America LLC†	3.048% (3 Mo. LIBOR + .43%	)#	2/12/2021	10,800	10,760,856
Daimler Finance North America LLC†	3.112% (3 Mo. LIBOR + .53%	)#	5/5/2020	9,971	9,958,845
Daimler Finance North America LLC†	3.14% (3 Mo. LIBOR + .62%	)#	10/30/2019	21,909	21,954,586
Daimler Finance North America LLC†	3.252% (3 Mo. LIBOR + 0.67%	)#	11/5/2021	23,470	23,411,906
Ford Motor Credit Co. LLC	2.989% (3 Mo. LIBOR + .43%	)#	11/2/2020	5,384	5,273,468
Ford Motor Credit Co. LLC	3.164% (3 Mo. LIBOR + .83%	)#	3/12/2019	8,693	8,687,735
Ford Motor Credit Co. LLC	3.218% (3 Mo. LIBOR + .81%	)#	4/5/2021	14,800	14,510,215
Ford Motor Credit Co. LLC	3.305% (3 Mo. LIBOR + .88%	)#	10/12/2021	33,232	32,592,027
Ford Motor Credit Co. LLC	3.408% (3 Mo. LIBOR + 1.00%	)#	1/9/2020	36,146	36,117,444
Ford Motor Credit Co. LLC	3.448% (3 Mo. LIBOR + .83%	)#	8/12/2019	15,607	15,601,888
Ford Motor Credit Co. LLC	3.512% (3 Mo. LIBOR + .93%	)#	11/4/2019	400	399,729
Ford Motor Credit Co. LLC	3.988% (3 Mo. LIBOR + 1.58%	)#	1/8/2019	39,507	39,538,455
General Motors Co.	3.389% (3 Mo. LIBOR + .80%	)#	8/7/2020	5,000	4,988,984
General Motors Financial Co., Inc.	3.366% (3 Mo. LIBOR + .93%	)#	4/13/2020	8,000	7,995,052
General Motors Financial Co., Inc.	3.678% (3 Mo. LIBOR + 1.27%	)#	10/4/2019	18,000	18,083,111
General Motors Financial Co., Inc.	3.996% (3 Mo. LIBOR + 1.56%	)#	1/15/2020	7,891	7,964,961
General Motors Financial Co., Inc.	4.051% (3 Mo. LIBOR + 1.45%	)#	5/9/2019	18,687	18,760,627
General Motors Financial Co., Inc.	4.496% (3 Mo. LIBOR + 2.06%	)#	1/15/2019	5,000	5,009,047
Harley-Davidson Financial Services, Inc.†	2.677% (3 Mo. LIBOR + .35%	)#	3/8/2019	2,310	2,309,504
Harley-Davidson Financial Services, Inc.†	3.146% (3 Mo. LIBOR + .50%	)#	5/21/2020	19,633	19,655,133
Nissan Motor Acceptance Corp.†	2.776% (3 Mo. LIBOR + .39%	)#	9/28/2020	7,534	7,519,577
Nissan Motor Acceptance Corp.†	2.854% (3 Mo. LIBOR + .52%	)#	3/15/2021	32,286	32,235,327

400	See Notes to Financial Statements.

Schedule of Investments (continued)

ULTRA SHORT BOND FUND November 30, 2018

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Automotive (continued)
Nissan Motor Acceptance Corp.†	2.854% (3 Mo. LIBOR + .52%	)#	9/13/2019	$12,671	$12,655,168
Nissan Motor Acceptance Corp.†	3.016% (3 Mo. LIBOR + .58%	)#	1/13/2020	6,389	6,391,983
Nissan Motor Acceptance Corp.†	3.337% (3 Mo. LIBOR + 1.01%	)#	3/8/2019	3,200	3,205,797
Toyota Motor Credit Corp.	2.676% (3 Mo. LIBOR + .24%	)#	7/15/2020	47,989	47,992,418
Toyota Motor Credit Corp.	2.839% (3 Mo. LIBOR + .39%	)#	1/17/2019	15	15,005
Volkswagen Group of America Finance LLC†	3.388% (3 Mo. LIBOR + .77%)#		11/13/2020	37,552	37,473,005
Total					618,114,878

Banks: Regional 23.79%
ABN AMRO Bank NV (Netherlands)†(a)	2.86% (3 Mo. LIBOR + .41%	)#	1/19/2021	9,800	9,774,226
ABN AMRO Bank NV (Netherlands)†(a)	3.085% (3 Mo. LIBOR + .64%	)#	1/18/2019	93,550	93,643,550
ABN AMRO Bank NV (Netherlands)†(a)	3.261% (3 Mo. LIBOR + .57%	)#	8/27/2021	28,480	28,468,323
Australia & New Zealand Banking Group Ltd. (Australia)(a)	3.026% (3 Mo. LIBOR + .66%	)#	9/23/2019	3,156	3,166,578
Australia & New Zealand Banking Group Ltd. (Australia)†(a)	3.10% (3 Mo. LIBOR + .46%	)#	5/17/2021	11,750	11,721,000
Australia & New Zealand Banking Group Ltd. (Australia)†(a)	2.589% (3 Mo. LIBOR + .25%	)#	12/19/2019	10,000	9,990,724
Bank of America Corp.	3.266% (3 Mo. LIBOR + .87%	)#	4/1/2019	13,209	13,237,886
Bank of America Corp.	3.476% (3 Mo. LIBOR + 1.04%	)#	1/15/2019	63,446	63,501,804
Bank of America NA	2.957% (3 Mo. LIBOR + .25%	)#	8/28/2020	109,109	108,736,938
Bank of Montreal (Canada)(a)	2.581% (3 Mo. LIBOR + .25%	)#	9/11/2019	22,000	21,996,232
Bank of Montreal (Canada)(a)	2.774% (3 Mo. LIBOR + .44%	)#	6/15/2020	3,375	3,380,449
Bank of Montreal (Canada)(a)	2.776% (3 Mo. LIBOR + .34%	)#	7/13/2020	38,514	38,500,238
Bank of Montreal (Canada)(a)	2.934% (3 Mo. LIBOR + .60%	)#	12/12/2019	13,626	13,662,540
Bank of Montreal (Canada)(a)	3.095% (3 Mo. LIBOR + .65%	)#	7/18/2019	35	35,084
Bank of Nova Scotia (The) (Canada)(a)	2.826% (3 Mo. LIBOR + .39%	)#	7/14/2020	31,350	31,311,763
Barclays Bank plc (United Kingdom)(a)	3.279% (3 Mo. LIBOR + .77%	)#	10/28/2019	10,000	10,041,330
BB&T Corp.	3.151% (3 Mo. LIBOR + .72%	)#	1/15/2020	8,685	8,712,980
Branch Banking & Trust Co.	2.886% (3 Mo. LIBOR + .45%	)#	1/15/2020	16,689	16,699,394
Branch Banking & Trust Co.	2.958% (3 Mo. LIBOR + .22%	)#	6/1/2020	10,000	9,976,046

See Notes to Financial Statements.	401

Schedule of Investments (continued)

ULTRA SHORT BOND FUND November 30, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional (continued)
Canadian Imperial Bank of Commerce	2.748% (3 Mo. LIBOR + .41%	)#	9/20/2020	$29,830	$29,887,065
Canadian Imperial Bank of Commerce (Canada)(a)	2.718% (3 Mo. LIBOR + .31%	)#	10/5/2020	21,914	21,916,670
Canadian Imperial Bank of Commerce (Canada)(a)	2.843% (3 Mo. LIBOR + .52%	)#	9/6/2019	4,067	4,077,776
Capital One Financial Corp.	3.378% (3 Mo. LIBOR + .76%	)#	5/12/2020	6,707	6,727,944
Citibank NA	2.597% (3 Mo. LIBOR + .26%	)#	9/18/2019	15,000	14,977,335
Citibank NA	2.678% (3 Mo. LIBOR + .34%	)#	3/20/2019	11,000	11,003,672
Citibank NA	2.769% (3 Mo. LIBOR + .30%	)#	10/20/2020	10,750	10,719,529
Citibank NA	2.861% (3 Mo. LIBOR + .32%	)#	5/1/2020	30,000	29,917,740
Citibank NA	3.047% (3 Mo. LIBOR + .57%	)#	7/23/2021	28,793	28,752,313
Citigroup, Inc.	3.177% (3 Mo. LIBOR + .86%	)#	12/7/2018	6,286	6,286,367
Citigroup, Inc.	3.204% (3 Mo. LIBOR + .79%	)#	1/10/2020	73,660	73,797,008
Citigroup, Inc.	3.247% (3 Mo. LIBOR + .93%	)#	6/7/2019	34,900	35,004,150
Citigroup, Inc.	3.818% (3 Mo. LIBOR + 1.31%	)#	10/26/2020	9,068	9,207,326
Citizens Bank NA/Providence RI	3.259% (3 Mo. LIBOR + .57%	)#	5/26/2020	2,000	1,999,849
Citizens Bank NA/Providence RI	3.278% (3 Mo. LIBOR + .54%	)#	3/2/2020	3,470	3,468,521
Commonwealth Bank of Australia (Australia)†(a)	2.737% (3 Mo. LIBOR + .40%	)#	9/18/2020	7,000	7,010,603
Commonwealth Bank of Australia (Australia)†(a)	2.777% (3 Mo. LIBOR + .45%	)#	3/10/2020	9,042	9,054,833
Commonwealth Bank of Australia (Australia)†(a)	3.394% (3 Mo. LIBOR + 1.06%	)#	3/15/2019	410	411,003
Compass Bank	3.061% (3 Mo. LIBOR + .73%	)#	6/11/2021	24,152	24,110,973
Credit Agricole Corporate & Investment Bank SA (France)(a)	3.023% (3 Mo. LIBOR + .63%	)#	10/3/2021	32,902	32,814,289
Credit Agricole SA (United Kingdom)†(a)	3.236% (3 Mo. LIBOR + .80%	)#	4/15/2019	12,730	12,756,564
Danske Bank A/S (Denmark)†(a)	2.903% (3 Mo. LIBOR + .58%	)#	9/6/2019	12,182	12,181,530
Danske Bank A/S (Denmark)†(a)	3.248% (3 Mo. LIBOR + .51%	)#	3/2/2020	3,000	2,997,804
Danske Bank A/S (Denmark)(a)	3.248% (3 Mo. LIBOR + .51%	)#	3/2/2020	14,404	14,393,455
Fifth Third Bank	2.948% (3 Mo. LIBOR + .44%	)#	7/26/2021	25,887	25,824,184
Fifth Third Bank	2.971% (3 Mo. LIBOR + .59%	)#	9/27/2019	2,257	2,261,472
Goldman Sachs Group, Inc. (The)	3.111% (3 Mo. LIBOR + .73%	)#	12/27/2020	19,831	19,837,462

402	See Notes to Financial Statements.

Schedule of Investments (continued)

ULTRA SHORT BOND FUND November 30, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional (continued)
Goldman Sachs Group, Inc. (The)	3.134% (3 Mo. LIBOR + .80%	)#	12/13/2019	$16,290	$16,316,587
Goldman Sachs Group, Inc. (The)	3.497% (3 Mo. LIBOR + 1.02%	)#	10/23/2019	35,197	35,416,796
Goldman Sachs Group, Inc. (The)	3.53% (3 Mo. LIBOR + 1.04%	)#	4/25/2019	48,905	49,050,548
Goldman Sachs Group, Inc. (The)	3.637% (3 Mo. LIBOR + 1.16%	)#	4/23/2020	30,636	30,824,425
HSBC Holdings plc (United Kingdom)(a)	2.984% (3 Mo. LIBOR + .65%	)#	9/11/2021	70,500	70,004,196
HSBC Holdings plc (United Kingdom)(a)	3.24% (3 Mo. LIBOR + .60%	)#	5/18/2021	29,486	29,325,325
HSBC USA, Inc.	3.228% (3 Mo. LIBOR + .61%	)#	11/13/2019	3,100	3,109,696
Huntington National Bank (The)	2.837% (3 Mo. LIBOR + .51%	)#	3/10/2020	30,421	30,433,975
ING Bank NV (Netherlands)†(a)	3.086% (3 Mo. LIBOR + .69%	)#	10/1/2019	1,970	1,976,429
ING Bank NV (Netherlands)†(a)	3.226% (3 Mo. LIBOR + .61%	)#	8/15/2019	8,000	8,013,792
ING Bank NV (Netherlands)†(a)	3.496% (3 Mo. LIBOR + 1.13%	)#	3/22/2019	44,400	44,518,955
ING Bank NV (Netherlands)†(a)	3.61% (3 Mo. LIBOR + .97%	)#	8/17/2020	1,700	1,713,646
Intesa Sanpaolo SpA	3.079% (3 Mo. LIBOR + .63%	)#	7/17/2019	32,850	32,862,788
JPMorgan Chase & Co.	3.139% (3 Mo. LIBOR + .63%	)#	1/28/2019	85,525	85,566,906
JPMorgan Chase & Co.	3.206% (3 Mo. LIBOR + .84%	)#	3/22/2019	1,113	1,114,095
JPMorgan Chase & Co.	3.432% (3 Mo. LIBOR + .96%	)#	1/23/2020	20,968	21,135,817
JPMorgan Chase Bank NA	2.848% (3 Mo. LIBOR + .34%	)#	4/26/2021	24,750	24,527,288
JPMorgan Chase Bank NA	2.868% (3 Mo. LIBOR + .25%	)#	2/13/2020	15,000	14,949,164
JPMorgan Chase Bank NA	2.956% (3 Mo. LIBOR + .59%	)#	9/23/2019	2,000	2,005,780
JPMorgan Chase Bank NA	2.968% (3 Mo. LIBOR + .23%	)#	9/1/2020	71,163	70,952,528
KeyBank NA	2.35%		3/8/2019	1,920	1,917,083
Lloyds Bank plc (United Kingdom)(a)	3.079% (3 Mo. LIBOR + .49%	)#	5/7/2021	19,757	19,639,794
Lloyds Banking Group plc (United Kingdom)(a)	3.153% (3 Mo. LIBOR + .80%	)#	6/21/2021	9,492	9,473,396
Macquarie Bank Ltd. (Australia)†(a)	2.684% (3 Mo. LIBOR + .35%	)#	3/15/2019	23,461	23,465,968
Macquarie Bank Ltd. (Australia)†(a)	2.758% (3 Mo. LIBOR + .35%	)#	4/4/2019	26,821	26,828,723

See Notes to Financial Statements.	403

Schedule of Investments (continued)

ULTRA SHORT BOND FUND November 30, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional (continued)
Macquarie Bank Ltd. (Australia)†(a)	3.616% (3 Mo. LIBOR + 1.18%	)#	1/15/2019	$19,389	$19,406,368
Manufacturers & Traders Trust Co.	3.552% (1 Mo. LIBOR + 1.22%	)#	12/28/2020	24,750	24,756,817
Mitsubishi UFJ Financial Group, Inc. (Japan)(a)	3.158% (3 Mo. LIBOR + .65%	)#	7/26/2021	19,196	19,232,722
Morgan Stanley	3.168% (3 Mo. LIBOR + .55%	)#	2/10/2021	9,903	9,844,988
Morgan Stanley	3.314% (3 Mo. LIBOR + .98%	)#	6/16/2020	12,995	13,092,599
Morgan Stanley	3.337% (3 Mo. LIBOR + .85%	)#	1/24/2019	995	995,869
Morgan Stanley	3.414% (3 Mo. LIBOR + .80%	)#	2/14/2020	227,766	227,807,030
Morgan Stanley	3.649% (3 Mo. LIBOR + 1.14%	)#	1/27/2020	15,105	15,233,090
Morgan Stanley	3.869% (3 Mo. LIBOR + 1.40%	)#	4/21/2021	3,937	3,997,294
National Australia Bank Ltd. (Australia)†(a)	2.775% (3 Mo. LIBOR + .35%	)#	1/12/2021	14,750	14,735,082
National Australia Bank Ltd. (Australia)†(a)	3.004% (3 Mo. LIBOR + .59%	)#	1/10/2020	3,610	3,619,075
National Australia Bank Ltd. (Australia)†(a)	3.017% (3 Mo. LIBOR + .69%	)#	12/9/2019	8,000	8,040,328
National Australia Bank Ltd. (Australia)†(a)	3.187% (3 Mo. LIBOR + .51%	)#	5/22/2020	21,037	21,069,022
Nordea Bank AB (Finland)†(a)	3.006% (3 Mo. LIBOR + .62%	)#	9/30/2019	6,810	6,830,347
Nordea Bank AB (Finland)†(a)	3.176% (3 Mo. LIBOR + .47%	)#	5/29/2020	10,898	10,908,377
Regions Bank/Birmingham AL	3.118% (3 Mo. LIBOR + .50%	)#	8/13/2021	42,736	42,368,834
Royal Bank of Canada (Canada)(a)	2.769% (3 Mo. LIBOR + .30%	)#	7/22/2020	44,148	44,222,929
Royal Bank of Canada (Canada)(a)	3.118% (3 Mo. LIBOR + .38%	)#	3/2/2020	1,360	1,361,378
Royal Bank of Canada (Canada)(a)	3.146% (3 Mo. LIBOR + .71%	)#	4/15/2019	1,915	1,918,816
Santander UK plc (United Kingdom)(a)	3.358% (3 Mo. LIBOR + .62%	)#	6/1/2021	14,250	14,194,218
Santander UK plc (United Kingdom)(a)	2.882% (3 Mo. LIBOR + .30%	)#	11/3/2020	10,000	9,983,942
Santander UK plc (United Kingdom)(a)	3.812% (3 Mo. LIBOR + 1.48%	)#	3/14/2019	27,836	27,929,176
Skandinaviska Enskilda Banken AB (Sweden)†(a)	2.904% (3 Mo. LIBOR + .57%	)#	9/13/2019	14,840	14,874,158

404	See Notes to Financial Statements.

Schedule of Investments (continued)

ULTRA SHORT BOND FUND November 30, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional (continued)
Standard Chartered plc (United Kingdom)(a)	3.77% (3 Mo. LIBOR + 1.13%	)#	8/19/2019	$7,850	$7,888,363
Standard Chartered plc (United Kingdom)†(a)	3.77% (3 Mo. LIBOR + 1.13%	)#	8/19/2019	25,844	25,996,376
Sumitomo Mitsui Banking Corp. (Japan)(a)	2.755% (3 Mo. LIBOR + .31%	)#	10/18/2019	24,485	24,469,330
Sumitomo Mitsui Banking Corp. (Japan)(a)	2.799% (3 Mo. LIBOR + .35%	)#	1/17/2020	88,968	88,910,305
Sumitomo Mitsui Banking Corp. (Japan)(a)	2.806% (3 Mo. LIBOR + .37%	)#	10/16/2020	47,074	47,035,117
Sumitomo Mitsui Trust Bank Ltd. (Japan)†(a)	2.779% (3 Mo. LIBOR + .44%	)#	9/19/2019	9,000	9,005,048
SunTrust Bank	3.008% (3 Mo. LIBOR + .50%	)#	10/26/2021	12,600	12,604,245
Svenska Handelsbanken	2.739% (3 Mo. LIBOR + .27%	)#	10/21/2020	19,840	19,845,738
Svenska Handelsbanken AB (Sweden)(a)	2.813% (3 Mo. LIBOR + .49%	)#	9/6/2019	1,800	1,802,343
Toronto-Dominion Bank (The) (Canada)(a)	2.594% (3 Mo. LIBOR + .26%	)#	9/17/2020	65,100	65,006,936
Toronto-Dominion Bank (The) (Canada)(a)	2.611% (3 Mo. LIBOR + .28%	)#	6/11/2020	33,814	33,812,518
UBS AG (United Kingdom)†(a)	2.637% (3 Mo. LIBOR + .32%	)#	12/7/2018	5,300	5,299,979
UBS AG (United Kingdom)†(a)	3.027% (3 Mo. LIBOR + .32%	)#	5/28/2019	105,930	105,997,160
UBS AG (United Kingdom)†(a)	3.218% (3 Mo. LIBOR + .48%	)#	12/1/2020	17,125	17,088,250
UBS AG/Stamford CT	3.254% (3 Mo. LIBOR + .64%	)#	8/14/2019	15,130	15,175,107
US Bancorp	2.89% (3 Mo. LIBOR + .40%	)#	4/25/2019	50	50,022
US Bank NA/Cincinnati OH	2.737% (3 Mo. LIBOR + .25%	)#	7/24/2020	48,000	47,902,506
US Bank NA/Cincinnati OH	2.936% (3 Mo. LIBOR + .29%	)#	5/21/2021	24,000	23,985,949
Wells Fargo & Co.	3.20% (3 Mo. LIBOR + .68%	)#	1/30/2020	68,981	69,250,336
Wells Fargo & Co.	3.349% (3 Mo. LIBOR + .88%	)#	7/22/2020	69,627	70,124,023
Wells Fargo Bank NA	2.666% (3 Mo. LIBOR + .23%	)#	1/15/2020	80,832	80,821,544
Wells Fargo Bank NA	2.973% (3 Mo. LIBOR + .65%	)#	12/6/2019	9,270	9,303,718
Wells Fargo Bank NA	2.977% (3 Mo. LIBOR + .50%	)#	7/23/2021	69,139	68,749,263
Wells Fargo Bank NA	2.987% (3 Mo. LIBOR + .51%	)#	10/22/2021	32,949	32,835,327
Wells Fargo Bank NA	3.289% (3 Mo. LIBOR + .60%	)#	5/24/2019	3,400	3,407,175
Westpac Banking Corp. (Australia)(a)	2.896% (3 Mo. LIBOR + .28%	)#	5/15/2020	14,789	14,776,766
Total					3,060,664,125

See Notes to Financial Statements.	405

Schedule of Investments (continued)

ULTRA SHORT BOND FUND November 30, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Beverages 0.25%
Constellation Brands, Inc.	3.209% (3 Mo. LIBOR + .70%	)#	11/15/2021	$32,826	$32,616,742

Biotechnology Research & Production 0.17%
Amgen, Inc.	3.253% (3 Mo. LIBOR + .60%	)#	5/22/2019	45	45,066
Gilead Sciences, Inc.	2.558% (3 Mo. LIBOR + .22%	)#	3/20/2019	14,500	14,502,814
Gilead Sciences, Inc.	2.588% (3 Mo. LIBOR + .25%	)#	9/20/2019	7,538	7,539,806
Total					22,087,686

Building Materials 0.57%
Martin Marietta Materials, Inc.	2.838% (3 Mo. LIBOR + .50%	)#	12/20/2019	20,287	20,226,833
Martin Marietta Materials, Inc.	3.327% (3 Mo. LIBOR + .65%	)#	5/22/2020	20,038	20,088,412
Vulcan Materials Co.	2.934% (3 Mo. LIBOR + .60%	)#	6/15/2020	12,911	12,884,456
Vulcan Materials Co.	3.388% (3 Mo. LIBOR + .65%	)#	3/1/2021	19,904	19,931,743
Total					73,131,444

Chemicals 0.15%
DowDuPont, Inc.	3.417% (3 Mo. LIBOR + .71%	)#	11/15/2020	18,771	18,782,831

Computer Hardware 0.44%
IBM Credit LLC	3.177% (3 Mo. LIBOR + .47%	)#	11/30/2020	56,366	56,404,058

Drugs 0.27%
Bayer US Finance II LLC†	3.003% (3 Mo. LIBOR + .63%	)#	6/25/2021	9,468	9,413,933
CVS Health Corp.	2.957% (3 Mo. LIBOR + .63%	)#	3/9/2020	24,866	24,889,177
Total					34,303,110

Electric: Power 1.22%
Kansas Gas & Electric Co.†	6.70%		6/15/2019	125	127,279
Mississippi Power Co.	3.031% (3 Mo. LIBOR + .65%	)#	3/27/2020	1,000	1,000,081
NextEra Energy Capital Holdings, Inc.	3.257% (3 Mo. LIBOR + .55%	)#	8/28/2021	47,466	47,502,162
Sempra Energy	2.686% (3 Mo. LIBOR + .25%	)#	7/15/2019	14,936	14,914,189
Sempra Energy	2.936% (3 Mo. LIBOR + .50%	)#	1/15/2021	6,975	6,921,341
Southern Co. (The)†	3.104% (3 Mo. LIBOR + .49%	)#	2/14/2020	47,502	47,287,865
Southern Power Co.†	2.888% (3 Mo. LIBOR + .55%	)#	12/20/2020	39,050	38,829,142
Texas-New Mexico Power Co.†	9.50%		4/1/2019	386	393,740
Total					156,975,799

Electrical Equipment 0.02%
QUALCOMM, Inc.	3.195% (3 Mo. LIBOR + .55%	)#	5/20/2020	2,500	2,509,650

406	See Notes to Financial Statements.

Schedule of Investments (continued)

ULTRA SHORT BOND FUND November 30, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Electronics 0.22%
Tyco Electronics Group SA (Luxembourg)(a)(b)	3.186% (3 Mo. LIBOR + .45%	)#	6/5/2020	$28,184	$28,179,175

Financial Services 0.70%
AIG Global Funding†	2.878% (3 Mo. LIBOR + .48%	)#	7/2/2020	12,000	12,018,686
American Express Co.	3.192% (3 Mo. LIBOR + .60%	)#	11/5/2021	23,482	23,453,722
American Express Credit Corp.	2.912% (3 Mo. LIBOR + .33%	)#	5/3/2019	7,897	7,900,222
American Express Credit Corp.	3.106% (3 Mo. LIBOR + .49%	)#	8/15/2019	4,242	4,246,417
Federation des Caisses Desjardins du Quebec (Canada)†(a)	2.85% (3 Mo. LIBOR + .33%	)#	10/30/2020	19,378	19,356,799
TD Ameritrade Holding Corp.	2.971% (3 Mo. LIBOR + .43%	)#	11/1/2021	23,482	23,485,070
Total					90,460,916

Food 0.60%
Campbell Soup Co.	2.834% (3 Mo. LIBOR + .50%	)#	3/16/2020	14,912	14,867,748
Conagra Brands, Inc.	2.908% (3 Mo. LIBOR + .50%	)#	10/9/2020	10,045	9,990,519
Conagra Brands, Inc.	3.219% (3 Mo. LIBOR + .75%	)#	10/22/2020	32,968	32,910,348
Mondelez International Holdings Netherlands BV (Netherlands)†(a)	3.119% (3 Mo. LIBOR + .61%	)#	10/28/2019	11,801	11,816,648
Tyson Foods, Inc.	3.157% (3 Mo. LIBOR + .45%	)#	5/30/2019	8,000	8,001,358
Total					77,586,621

Health Care Products 0.31%
Becton Dickinson & Co.	3.261% (3 Mo. LIBOR + .88%	)#	12/29/2020	10,607	10,569,876
Zimmer Biomet Holdings, Inc.	3.089% (3 Mo. LIBOR + .75%	)#	3/19/2021	29,305	29,217,608
Total					39,787,484

Health Care Services 0.16%
Halfmoon Parent, Inc.†	2.684% (3 Mo. LIBOR + .35%	)#	3/17/2020	20,700	20,634,969

Insurance 1.46%
Assurant, Inc.	3.624% (3 Mo. LIBOR + 1.25%	)#	3/26/2021	9,942	9,937,664
Jackson National Life Global Funding†	2.736% (3 Mo. LIBOR + .30%	)#	10/15/2020	70,611	70,671,041
Jackson National Life Global Funding†	2.809% (3 Mo. LIBOR + .30%	)#	4/27/2020	47,022	47,008,996
Metropolitan Life Global Funding I†	2.559% (3 Mo. LIBOR + .22%	)#	9/19/2019	7,000	6,998,400
New York Life Global Funding†	2.912% (3 Mo. LIBOR + .32%	)#	8/6/2021	28,524	28,492,713

See Notes to Financial Statements.	407

Schedule of Investments (continued)

ULTRA SHORT BOND FUND November 30, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Insurance (continued)
Protective Life Global Funding†	2.906% (3 Mo. LIBOR + .52%	)#	6/28/2021	$24,089	$24,103,956
Total					187,212,770

Leasing 0.07%
Aviation Capital Group LLC†	3.19% (3 Mo. LIBOR + .67%	)#	7/30/2021	9,570	9,575,153

Lodging 0.36%
Marriott International, Inc.	3.268% (3 Mo. LIBOR + .60%	)#	12/1/2020	46,980	46,984,789

Machinery: Agricultural 0.04%
BAT Capital Corp.	3.204% (3 Mo. LIBOR + .59%	)#	8/14/2020	5,046	5,038,666

Machinery: Industrial/Specialty 0.38%
John Deere Capital Corp.	2.528% (3 Mo. LIBOR + .12%	)#	7/5/2019	10,000	10,001,177
John Deere Capital Corp.	2.588% (3 Mo. LIBOR + .18%	)#	1/7/2020	28,991	28,980,284
Wabtec Corp.	3.382% (3 Mo. LIBOR + 1.05%	)#	9/15/2021	9,414	9,417,967
Total					48,399,428

Machinery: Oil Well Equipment & Services 0.02%
Caterpillar Financial Services Corp.	2.503% (3 Mo. LIBOR + .18%	)#	12/6/2018	2,000	1,999,996

Manufacturing 0.71%
General Electric Co.	2.796% (3 Mo. LIBOR + .41%	)#	3/28/2020	8,388	8,184,172
General Electric Co.	2.946% (3 Mo. LIBOR + .51%	)#	1/14/2019	20,196	20,186,555
General Electric Co.	3.028% (3 Mo. LIBOR + .62%	)#	1/9/2020	48,264	47,397,214
General Electric Co.	3.236% (3 Mo. LIBOR + .80%	)#	4/15/2020	1,199	1,167,452
Siemens Financieringsmaatschappij NV (Netherlands)†(a)	2.674% (3 Mo. LIBOR + .34%	)#	3/16/2020	14,130	14,139,060
Total					91,074,453

Media 0.26%
Comcast Corp.	2.738% (3 Mo. LIBOR + .33%	)#	10/1/2020	32,909	32,901,284

Natural Gas 0.44%
WGL Holdings, Inc.	2.884% (3 Mo. LIBOR + .55%	)#	3/12/2020	28,459	28,370,798
WGL Holdings, Inc.	3.106% (3 Mo. LIBOR + .40%	)#	11/29/2019	28,034	28,029,005
Total					56,399,803

Oil 0.18%
Phillips 66†	3.086% (3 Mo. LIBOR + .65%	)#	4/15/2019	14,694	14,696,187
Phillips 66	3.289% (3 Mo. LIBOR + .60%	)#	2/26/2021	8,311	8,295,318
Total					22,991,505

408	See Notes to Financial Statements.

Schedule of Investments (continued)

ULTRA SHORT BOND FUND November 30, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Real Estate Investment Trusts 0.11%
SL Green Operating Partnership LP	3.609% (3 Mo. LIBOR + .98%	)#	8/16/2021	$14,316	$14,268,764

Retail 0.74%
Alimentation Couche-Tard, Inc. (Canada)†(a)	2.834% (3 Mo. LIBOR + .50%	)#	12/13/2019	15,883	15,882,821
Dollar Tree, Inc.	3.149% (3 Mo. LIBOR + .70%	)#	4/17/2020	79,549	79,555,151
Total					95,437,972

Telecommunications 0.22%
AT&T, Inc.	3.316% (3 Mo. LIBOR + .93%	)#	6/30/2020	19,874	19,937,496
Deutsche Telekom International Finance BV (Netherlands)†(a)	2.789% (3 Mo. LIBOR + .45%	)#	9/19/2019	9,000	9,017,384
Total					28,954,880
Total Corporate Bonds (cost $4,999,212,265)					4,989,787,955
Total Long-Term Investments (cost $8,131,763,595)					8,118,952,395

SHORT-TERM INVESTMENTS 35.91%

ASSET-BACKED SECURITY 0.01%

Other
DLL LLC 2018-1 A1† (cost $1,154,878)	2.45%		5/17/2019	1,155	1,154,829

COMMERCIAL PAPER 33.18%

Aerospace/Defense 2.92%
Harris Corp.	2.743%		12/3/2018	47,187	47,187,000
Harris Corp.	2.744%		12/26/2018	25,250	25,206,444
Northrop Grumman Corp.	2.614%		12/12/2018	21,522	21,508,172
Northrop Grumman Corp.	2.626%		12/12/2018	21,658	21,644,030
Northrop Grumman Corp.	2.646%		12/19/2018	18,792	18,770,285
Northrop Grumman Corp.	2.667%		12/19/2018	60,000	59,930,134
Rockwell Collins, Inc.	2.594%		12/17/2018	110,000	109,890,916
Rockwell Collins, Inc.	2.692%		12/18/2018	71,000	70,921,604
Total					375,058,585

Automotive 0.98%
Ford Motor Credit Co. LLC	4.39%		11/25/2019	9,397	9,007,024
General Motors Financial Co., Inc.	2.791%		12/12/2018	43,500	43,470,094
General Motors Financial Co., Inc.	2.793%		12/7/2018	18,779	18,773,262
General Motors Financial Co., Inc.	2.795%		12/3/2018	28,168	28,168,000

See Notes to Financial Statements.	409

Schedule of Investments (continued)

ULTRA SHORT BOND FUND November 30, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automotive (continued)
General Motors Financial Co., Inc.	2.795%	12/5/2018	$17,000	$16,997,403
General Motors Financial Co., Inc.	2.823%	12/7/2018	9,390	9,387,099
Total				125,802,882

Beverages 1.54%
Constellation Brands, Inc.	2.693%	12/3/2018	30,057	30,057,000
Constellation Brands, Inc.	2.693%	12/6/2018	21,611	21,606,228
Constellation Brands, Inc.	2.693%	12/7/2018	23,000	22,993,228
Constellation Brands, Inc.	2.85%	1/8/2019	5,000	4,986,000
Keurig Dr Pepper, Inc.	2.662%	12/20/2018	12,424	12,408,629
Keurig Dr Pepper, Inc.	2.672%	12/21/2018	56,459	56,384,756
Keurig Dr Pepper, Inc.	2.673%	12/21/2018	50,000	49,934,250
Total				198,370,091

Business Services 0.06%
Experian Finance plc	2.88%	1/10/2019	7,400	7,377,895

Chemicals 4.77%
Albemarle Corp.	2.62%	12/7/2018	28,400	28,391,859
Dow Chemical Co.	2.624%	12/19/2018	61,023	60,953,027
Dow Chemical Co.	2.662%	12/18/2018	50,000	49,945,417
E.I. du Pont de Nemours & Co.	2.574%	12/11/2018	30,000	29,983,133
FMC Corp.	3.101%	12/31/2018	44,000	43,895,622
FMC Corp.	3.151%	12/28/2018	50,000	49,892,361
FMC Corp.	3.152%	12/31/2018	60,513	60,367,097
FMC Corp.	3.253%	12/28/2018	2,000	1,995,556
Nutrien Ltd.	2.627%	12/7/2018	40,000	39,988,533
Nutrien Ltd.	2.647%	12/10/2018	30,627	30,611,516
Nutrien Ltd.	2.654%	12/17/2018	23,489	23,465,159
Nutrien Ltd.	2.764%	12/27/2018	20,000	19,963,733
Nutrien Ltd.	2.765%	12/21/2018	18,793	18,767,442
Nutrien Ltd.	2.786%	12/27/2018	59,000	58,892,226
Sherwin Williams Co.	2.671%	12/10/2018	14,085	14,077,797
Sherwin Williams Co.	2.682%	12/12/2018	18,779	18,766,606
Sherwin Williams Co.	2.717%	12/19/2018	32,886	32,846,975
Sherwin Williams Co.	2.748%	12/18/2018	12,000	11,986,500
Sherwin Williams Co.	2.764%	12/18/2018	18,793	18,771,701
Total				613,562,260

410	See Notes to Financial Statements.

Schedule of Investments (continued)

ULTRA SHORT BOND FUND November 30, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Computer Software 0.68%
Fidelity National Information Solutions, Inc.	2.713%	12/18/2018	$42,239	$42,192,009
Fidelity National Information Solutions, Inc.	2.742%	12/20/2018	45,000	44,942,625
Total				87,134,634

Electric: Power 3.29%
Entergy Corp.	2.593%	12/11/2018	50,000	49,971,667
Entergy Corp.	2.596%	12/7/2018	17,000	16,995,183
Entergy Corp.	2.901%	1/14/2019	55,500	55,315,463
Entergy Corp.	3.115%	2/22/2019	65,000	64,556,072
Hawaiian Electric Co.	2.84%	12/4/2018	10,000	9,999,222
Hawaiian Electric Co.	2.84%	12/6/2018	21,617	21,611,956
NextEra Energy Capital Holdings, Inc.	2.632%	12/20/2018	17,890	17,868,162
Public Service Enterprise Group, Inc.	2.971%	1/7/2019	92,000	91,738,822
Public Service Enterprise Group, Inc.	3.003%	1/14/2019	23,499	23,418,124
South Carolina Electric & Gas Co.	3.819%	12/14/2018	23,482	23,455,094
South Carolina Fuel	3.551%	12/5/2018	23,496	23,491,431
South Carolina Fuel	3.551%	12/6/2018	25,000	24,992,708
Total				423,413,904

Electronics 1.26%
Arrow Electronics, Inc.	2.915%	12/20/2018	25,000	24,966,118
Arrow Electronics, Inc.	2.916%	12/24/2018	1,000	998,326
Arrow Electronics, Inc.	2.917%	12/3/2018	37,558	37,558,000
Arrow Electronics, Inc.	2.943%	12/3/2018	1,250	1,250,000
Arrow Electronics, Inc.	2.947%	12/13/2018	58,500	58,452,874
Arrow Electronics, Inc.	2.967%	12/6/2018	10,550	10,547,433
Arrow Electronics, Inc.	2.968%	12/3/2018	28,180	28,180,000
Total				161,952,751

Financial Services 0.34%
Hitachi Capital America Corp.	2.742%	12/19/2018	11,281	11,267,463
Hitachi Capital America Corp.	2.772%	12/6/2018	32,888	32,880,518
Total				44,147,981

Food 0.35%
Campbell Soup Co.	2.847%	12/27/2018	9,397	9,379,459
Campbell Soup Co.	2.95%	1/4/2019	5,970	5,954,611
Campbell Soup Co.	3.003%	1/7/2019	10,000	9,971,319
Mondelez International, Inc.	2.647%	12/10/2018	19,790	19,779,995
Total				45,085,384

See Notes to Financial Statements.	411

Schedule of Investments (continued)

ULTRA SHORT BOND FUND November 30, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Health Care Products 0.93%
Boston Scientific Corp.	2.641%	12/4/2018	$15,019	$15,017,915
Boston Scientific Corp.	2.642%	12/13/2018	79,810	79,752,360
Boston Scientific Corp.	2.692%	12/18/2018	9,410	9,399,610
Boston Scientific Corp.	2.703%	12/18/2018	15,033	15,016,338
Total				119,186,223

Health Care Services 2.52%
CIGNA Corp.	3.166%	2/19/2019	93,997	93,354,060
Humana, Inc.	2.833%	12/17/2018	70,000	69,924,322
Humana, Inc.	2.853%	12/18/2018	47,083	47,028,070
Humana, Inc.	2.972%	1/11/2019	6,000	5,981,020
Humana, Inc.	2.973%	1/11/2019	15,000	14,952,550
Humana, Inc.	3.058%	1/22/2019	9,397	9,357,846
Humana, Inc.	3.059%	1/25/2019	13,155	13,096,899
Humana, Inc.	3.059%	1/22/2019	70,399	70,105,671
Total				323,800,438

Household Equipment/Products 0.21%
Newell Rubbermaid, Inc.	2.76%	12/5/2018	27,400	27,395,860

Leasing 0.25%
Aviation Capital Group Corp.	2.642%	12/14/2018	32,875	32,848,883

Leisure 1.24%
Royal Caribbean Cruises Ltd.	2.895%	12/12/2018	500	499,644
Royal Caribbean Cruises Ltd.	2.896%	12/17/2018	1,500	1,498,337
Royal Caribbean Cruises Ltd.	2.896%	12/17/2018	4,750	4,744,735
Royal Caribbean Cruises Ltd.	2.897%	12/4/2018	25,000	24,998,021
Royal Caribbean Cruises Ltd.	2.897%	12/7/2018	8,000	7,997,467
Royal Caribbean Cruises Ltd.	2.897%	12/20/2018	70,500	70,405,119
Royal Caribbean Cruises Ltd.	2.927%	12/20/2018	14,000	13,980,960
Royal Caribbean Cruises Ltd.	2.949%	12/26/2018	5,750	5,739,347
Royal Caribbean Cruises Ltd.	3.028%	12/26/2018	29,512	29,455,812
Total				159,319,442

Lodging 0.65%
Marriott International, Inc.	2.603%	12/5/2018	26,000	25,996,302
Marriott International, Inc.	2.635%	12/14/2018	57,500	57,454,495
Total				83,450,797

412	See Notes to Financial Statements.

Schedule of Investments (continued)

ULTRA SHORT BOND FUND November 30, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Machinery: Agricultural 1.69%
BAT International Finance plc	2.642%	12/10/2018	$18,778	$18,768,506
BAT International Finance plc	2.642%	12/11/2018	61,994	61,958,181
BAT International Finance plc	2.642%	12/12/2018	20,000	19,987,000
BAT International Finance plc	2.642%	12/13/2018	37,572	37,544,865
BAT International Finance plc	2.642%	12/14/2018	15,000	14,988,083
BAT International Finance plc	2.674%	12/10/2018	23,546	23,534,005
Bunge Asset Funding Corp.	2.662%	12/13/2018	15,968	15,956,379
Bunge Asset Funding Corp.	2.662%	12/3/2018	25,000	25,000,000
Total				217,737,019

Manufacturing 0.04%
Pentair Finance	2.942%	12/4/2018	5,000	4,999,597

Media 0.24%
CBS Corp.	2.571%	12/4/2018	13,526	13,525,050
CBS Corp.	2.723%	12/20/2018	5,000	4,993,672
CBS Corp.	2.736%	12/31/2018	12,500	12,473,847
Total				30,992,569

Natural Gas 2.46%
Nisource, Inc.	2.64%	12/4/2018	26,284	26,282,102
Nisource, Inc.	2.641%	12/3/2018	46,945	46,945,000
Nisource, Inc.	2.692%	12/12/2018	30,000	29,980,125
Nisource, Inc.	2.692%	12/13/2018	22,528	22,511,417
Nisource, Inc.	2.70%	12/3/2018	10,500	10,500,000
Nisource, Inc.	2.751%	12/13/2018	36,000	35,972,900
Nisource, Inc.	2.845%	12/20/2018	20,000	19,973,556
Sempra Energy	2.593%	12/20/2018	42,241	42,190,135
SPIRE, Inc.	2.591%	12/3/2018	12,226	12,226,000
SPIRE, Inc.	2.741%	12/14/2018	16,140	16,126,684
WGL Holdings, Inc.	2.646%	12/10/2018	1,500	1,499,242
WGL Holdings, Inc.	2.646%	12/7/2018	9,421	9,418,278
WGL Holdings, Inc.	2.793%	12/17/2018	13,630	13,615,423
WGL Holdings, Inc.	3.153%	1/3/2019	750	747,998
WGL Holdings, Inc.	3.155%	1/7/2019	9,683	9,653,816
WGL Holdings, Inc.	3.155%	1/8/2019	5,700	5,682,330
WGL Holdings, Inc.	3.155%	1/9/2019	9,000	8,971,325
WGL Holdings, Inc.	3.155%	1/10/2019	4,000	3,986,911
Total				316,283,242

See Notes to Financial Statements.	413

Schedule of Investments (continued)

ULTRA SHORT BOND FUND November 30, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil: Crude Producers 6.66%
Enable Midstream Partners LP	2.845%	12/4/2018	$2,163	$2,162,832
Enable Midstream Partners LP	2.994%	12/10/2018	4,701	4,698,303
Enable Midstream Partners LP	3.098%	12/5/2018	44,000	43,992,545
Enable Midstream Partners LP	3.10%	12/13/2018	15,000	14,987,292
Enable Midstream Partners LP	3.101%	12/17/2018	33,500	33,460,265
Enable Midstream Partners LP	3.16%	12/17/2018	14,000	13,983,122
Enable Midstream Partners LP	3.161%	12/17/2018	15,000	14,981,917
Enable Midstream Partners LP	3.166%	12/17/2018	25,000	24,969,861
Enable Midstream Partners LP	3.202%	12/18/2018	4,698	4,691,834
Enbridge Energy Partners LP	3.149%	12/10/2018	1,172	1,171,294
Enbridge Energy Partners LP	3.172%	12/3/2018	40,000	40,000,000
Enbridge Energy Partners LP	3.172%	12/3/2018	54,000	54,000,000
Enbridge Energy Partners LP	3.172%	12/13/2018	14,000	13,987,867
Enbridge Energy Partners LP	3.172%	12/17/2018	10,000	9,987,867
Enbridge Energy Partners LP	3.232%	12/26/2018	3,000	2,993,905
Enbridge Energy Partners LP	3.232%	12/27/2018	9,000	8,980,920
Enbridge Energy Partners LP	3.257%	1/2/2019	12,233	12,200,379
Enbridge Energy Partners LP	3.274%	1/3/2019	108,007	107,707,521
Energy Transfer Partners	3.047%	12/4/2018	53,500	53,495,542
Energy Transfer Partners	3.047%	12/10/2018	5,000	4,997,083
Energy Transfer Partners	3.047%	12/11/2018	66,500	66,455,666
Energy Transfer Partners	3.10%	12/13/2018	31,000	30,973,736
Kinder Morgan, Inc.	2.89%	12/3/2018	40,800	40,800,000
Kinder Morgan, Inc.	2.999%	12/18/2018	38,485	38,437,695
Kinder Morgan, Inc.	3.051%	12/28/2018	34,346	34,274,446
Kinder Morgan, Inc.	3.052%	12/28/2018	9,397	9,377,423
ONEOK, Inc.	2.891%	12/5/2018	18,790	18,787,025
ONEOK, Inc.	2.891%	12/6/2018	25,000	24,994,062
ONEOK, Inc.	2.891%	12/5/2018	7,519	7,517,809
ONEOK, Inc.	2.891%	12/3/2018	17,000	17,000,000
ONEOK, Inc.	2.892%	12/7/2018	16,500	16,494,775
ONEOK, Inc.	2.893%	12/3/2018	15,974	15,974,000
ONEOK, Inc.	2.912%	12/7/2018	59,000	58,981,185
ONEOK, Inc.	2.922%	12/6/2018	4,250	4,248,980
Plains Midstream Canada ULC	3.267%	12/3/2018	5,000	5,000,000
Total				856,767,151

Real Estate 0.10%
UDR, Inc.	2.621%	12/14/2018	13,000	12,989,752
Total Commercial Paper (cost $4,267,041,002)				4,267,677,340

414	See Notes to Financial Statements.

Schedule of Investments (continued)

ULTRA SHORT BOND FUND November 30, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
CORPORATE BONDS 0.95%

Aerospace/Defense 0.04%
Harris Corp.	3.166% (1 Mo. LIBOR + .48%	)#	2/27/2019	$5,510	$5,508,040

Automotive 0.07%
Ford Motor Credit Co. LLC	2.375%		3/12/2019	9,412	9,385,923

Banks: Regional 0.75%
Capital One NA	3.099% (3 Mo. LIBOR + .77%	)#	9/13/2019	7,365	7,386,567
Citigroup, Inc.	3.18% (3 Mo. LIBOR + .77%	)#	4/8/2019	22,714	22,745,614
ING Bank NV (Netherlands)(a)	3.226% (3 Mo. LIBOR + .61%	)#	8/15/2019	1,570	1,572,707
Intesa Sanpaolo SpA (Italy)(a)	3.875%		1/15/2019	2,150	2,149,352
Lloyds Bank plc (United Kingdom)(a)	3.469% (3 Mo. LIBOR + 1.00%	)#	1/22/2019	14,491	14,501,447
Morgan Stanley	3.217% (3 Mo. LIBOR + .74%	)#	7/23/2019	1,000	1,003,120
Morgan Stanley	3.916% (3 Mo. LIBOR + 1.38%	)#	2/1/2019	14,000	14,023,239
Wells Fargo & Co.	2.929% (3 Mo. LIBOR + .46%	)#	4/22/2019	8,365	8,371,032
Westpac Banking Corp. (Australia)(a)	3.059% (3 Mo. LIBOR + .61%	)#	1/17/2019	2,986	2,987,603
Westpac Banking Corp. (Australia)(a)	3.328% (3 Mo. LIBOR + .71%	)#	5/13/2019	21,526	21,576,005
Total					96,316,686

Computer Hardware 0.00%
HP, Inc.	3.376% (3 Mo. LIBOR + .94%	)#	1/14/2019	75	75,037

Financial Services 0.03%
International Lease Finance Corp.	5.875%		4/1/2019	3,664	3,691,012

Food 0.06%
Kraft Heinz Foods Co.	3.021% (3 Mo. LIBOR + .42%	)#	8/9/2019	7,000	6,988,593

Metals & Minerals: Miscellaneous 0.00%
Glencore Funding LLC†	3.796% (3 Mo. LIBOR + 1.36%	)#	1/15/2019	250	250,239
Total Corporate Bonds (cost $122,271,297)					122,215,530

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITY 0.01%
Holmes Master Issuer plc 2018-1A A1† (cost $1,925,000)	2.677% (1 Mo. LIBOR + .37%	)#	1/15/2019	1,925	1,927,359

See Notes to Financial Statements.	415

Schedule of Investments (continued)

ULTRA SHORT BOND FUND November 30, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
U.S. TREASURY OBLIGATION 1.76%
U.S. Treasury Bill (cost $227,004,514)	Zero Coupon	2/7/2019	$228,000	$227,040,690
Total Short-Term Investment (cost $4,619,396,691)				4,620,015,748
Total Investments in Securities 99.03% (cost $12,751,160,286)				12,738,968,143
Cash and Other Assets in Excess of Liabilities 0.97%				124,924,131
Net Assets 100.00%				$12,863,892,274

LIBOR	London Interbank Offered Rate.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at November 30, 2018.
(a)	Foreign security traded in U.S. dollars.
(b)	Securities purchased on a when-issued basis (See Note 2(i)).

The following is a summary of the inputs used as of November 30, 2018 in valuing the Fund’s investments carried at fair value(1):

	Level 1	Level 2	Level 3	Total
Investment Type(2)(3)	(000)	(000)	(000)	(000)
Long-Term Investments
Asset-Backed Securities	$–	$3,129,164,440	$–	$3,129,164,440
Corporate Bonds	–	4,989,787,955	–	4,989,787,955
Short-Term Investments
Asset-Backed Security	–	1,154,829	–	1,154,829
Commercial Paper	–	4,267,677,340	–	4,267,677,340
Corporate Bonds	–	122,215,530	–	122,215,530
Non-Agency Commercial Mortgage-Backed Security	–	1,927,359	–	1,927,359
U.S. Treasury Obligation	–	227,040,690	–	227,040,690
Total	$–	$12,738,968,143	$–	$12,738,968,143

(1)	Refer to Note 2(s) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the fiscal year ended November 30, 2018.

416	See Notes to Financial Statements.

Schedule of Investments (concluded)

ULTRA SHORT BOND FUND November 30, 2018

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Asset-Backed Securities
Balance as of December 1, 2017	$1,893,901
Accrued Discounts (Premiums)	–
Realized Gain (Loss)	–
Change in Unrealized Appreciation (Depreciation)	–
Purchases	–
Sales	–
Transfers into Level 3	–
Transfers out of Level 3	(1,893,901)
Balance as of November 30, 2018	$–
Change in unrealized appreciation/depreciation for year ended November 30, 2018, related to Level 3 investments held at November 30, 2018	$–

See Notes to Financial Statements.	417

Statements of Assets and Liabilities

November 30, 2018

	Convertible	Core Fixed	Core Plus
	Fund	Income Fund	Bond Fund
ASSETS:
Investments in securities, at cost	$841,727,600	$1,442,808,741	$16,418,350
Investments in securities, at fair value	$864,536,399	$1,433,682,000	$16,188,499
Cash	–	–	–
Deposits with brokers for futures collateral	–	702,532	14,861
Deposits with brokers for swaps collateral	–	–	159,368
Foreign cash, at value (cost $28,442, $0, $0, $0, $0, $44,722, $88,533 and $5,585, respectively)	29,359	–	–
Receivables:
Investment securities sold	29,487,591	45,294,448	617,250
Interest and dividends	4,197,441	4,154,892	83,289
Capital shares sold	1,262,763	4,996,406	85,381
From advisor (See Note 3)	–	6,415	20,893
Unrealized appreciation on forward foreign currency exchange contracts	424,785	–	5,388
Unrealized appreciation on CPI swaps	–	–	–
Credit default swap agreements receivable, at fair value (including upfront payments of $0, $0, $7,301, $0, $0, $0, $0 and $0, respectively)	–	–	3,828
Prepaid expenses and other assets	69,238	77,723	83,848
Total assets	900,007,576	1,488,914,416	17,262,605
LIABILITIES:
Payables:
Investment securities purchased	33,185,444	410,364,478	4,215,120
Capital shares reacquired	3,374,936	1,677,324	2,469
Management fee	504,192	210,212	2,981
12b-1 distribution plan	32,670	133,699	2,482
To bank	–	322,373	–
Trustees’ fees	94,757	149,924	843
Variation margin on futures contracts	–	19,272	8,458
Fund administration	28,811	35,344	426
Offering costs	–	–	–
Variation margin for centrally cleared credit default swap agreements	–	–	2,714
Unrealized depreciation on forward foreign currency exchange contracts	67,409	–	–
Reverse repurchase agreement payable, at fair value	–	–	–
Unrealized depreciation on CPI swaps	–	–	–
Credit default swap agreements payable, at fair value (including upfront payments of $0, $0, $27,423, $0, $0, $522,986, $408,492 and $0, respectively)	–	–	9,369
Unrealized depreciation on unfunded commitments	–	–	–
Total return swap, at fair value	–	–	–
Distributions payable	–	2,819,003	48,361
Accrued expenses	162,611	268,124	56,424
Total liabilities	37,450,830	415,999,753	4,349,647
NET ASSETS	$862,556,746	$1,072,914,663	$12,912,958

418	See Notes to Financial Statements.

Corporate	Floating Rate	High Yield	Income	Inflation
Bond Fund	Fund	Fund	Fund	Focused Fund

$5,352,337	$15,243,815,363	$6,616,051,687	$2,128,936,231	$1,446,045,948
$5,084,698	$14,979,037,053	$6,327,326,213	$2,039,061,576	$1,426,115,744
90,388	17,040,291	–	8,009,030	3,951,426
5,336	3,413,000	2,562,425	4,185,436	1,957,566
–	10,650,870	3,241,646	60,000	116,983,455

–	–	44,109	88,505	5,593

–	802,881,241	95,910,407	30,897,057	9,155,638
70,002	86,180,548	103,875,509	25,586,345	10,759,094
13,851	107,344,882	48,896,766	12,262,208	6,777,353
25,423	–	–	–	–

–	952,599	5,516,474	303,688	49,641
–	–	–	–	13,472,214

–	–	–	–	–
46,601	604,040	180,629	95,309	69,889
5,336,299	16,008,104,524	6,587,554,178	2,120,549,154	1,589,297,613

38,703	878,812,914	58,044,974	8,298,405	11,184,740
364	107,391,052	18,910,818	8,374,900	6,205,441
1,714	5,766,003	2,848,854	661,187	364,172
256	3,114,411	825,607	405,801	191,071
–	–	2,221,780	–	–
201	1,004,537	551,920	554,109	104,059
1,016	278,515	212,943	404,005	582,197
171	508,881	218,045	69,599	48,556
17,198	–	–	–	–

–	293,873	202,267	–	5,766,974

–	–	419,983	6,734	–
–	–	1,270,006	224,118	–
–	–	–	–	109,195,862

–	–	283,230	43,906	–
–	134,567	3,302	–	–
–	5,469,233	28,345	–	–
13,936	70,591,982	29,662,984	7,674,093	4,811,471
54,926	3,700,173	1,529,667	500,913	308,485
128,485	1,077,066,141	117,234,725	27,217,770	138,763,028
$5,207,814	$14,931,038,383	$6,470,319,453	$2,093,331,384	$1,450,534,585

See Notes to Financial Statements.	419

Statements of Assets and Liabilities (continued)

November 30, 2018

	Convertible	Core Fixed	Core Plus
	Fund	Income Fund	Bond Fund
COMPOSITION OF NET ASSETS:
Paid-in capital	$804,017,787	$1,138,665,562	$13,464,924
Total distributable earnings (loss)	58,538,959	(65,750,899)	(551,966)
Net Assets	$862,556,746	$1,072,914,663	$12,912,958
Net assets by class:
Class A Shares	$133,180,523	$405,997,730	$6,283,384
Class C Shares	$38,615,120	$41,820,250	$602,768
Class F Shares	$201,325,497	$128,715,560	$5,773,710
Class F3 Shares	$6,635,387	$237,638,424	$10,186
Class I Shares	$469,349,617	$194,836,348	$108,170
Class P Shares	$58,728	$98.55	–
Class R2 Shares	$70,474	$632,324	$26,580
Class R3 Shares	$8,548,491	$11,965,202	$27,100
Class R4 Shares	$64,193	$8,196,030	$26,860
Class R5 Shares	$150,487	$810,696	$27,060
Class R6 Shares	$4,558,229	$42,302,000	$27,140
Outstanding shares by class (unlimited number of authorized shares of beneficial interest):
Class A Shares	10,116,735	39,103,572	435,948
Class C Shares	2,951,977	4,046,045	41,797
Class F Shares	15,290,314	12,399,390	400,587
Class F3 Shares	500,890	22,889,323	706.38
Class I Shares	35,448,842	18,773,827	7,505
Class P Shares	4,396	9.37	–
Class R2 Shares	5,280	60,891	1,844
Class R3 Shares	652,131	1,152,180	1,880
Class R4 Shares	4,878	789,633	1,864
Class R5 Shares	11,369	78,088	1,878
Class R6 Shares	344,023	4,075,827	1,883
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$13.16	$10.38	$14.41
Class A Shares-Maximum offering price (Net asset value plus sales charge of 2.25%)	$13.46	$10.62	$14.74
Class C Shares-Net asset value	$13.08	$10.34	$14.42
Class F Shares-Net asset value	$13.17	$10.38	$14.41
Class F3 Shares-Net asset value	$13.25	$10.38	$14.42
Class I Shares-Net asset value	$13.24	$10.38	$14.41
Class P Shares-Net asset value	$13.36	$10.52	–
Class R2 Shares-Net asset value	$13.35	$10.38	$14.41
Class R3 Shares-Net asset value	$13.11	$10.38	$14.41
Class R4 Shares-Net asset value	$13.16	$10.38	$14.41
Class R5 Shares-Net asset value	$13.24	$10.38	$14.41
Class R6 Shares-Net asset value	$13.25	$10.38	$14.41

420	See Notes to Financial Statements.

Corporate	Floating Rate	High Yield	Income	Inflation
Bond Fund	Fund	Fund	Fund	Focused Fund

$5,660,573	$15,530,523,365	$6,850,068,075	$2,262,301,289	$1,707,416,966
(452,759)	(599,484,982)	(379,748,622)	(168,969,905)	(256,882,381)
$5,207,814	$14,931,038,383	$6,470,319,453	$2,093,331,384	$1,450,534,585

$368,386	$3,653,384,610	$1,126,386,121	$836,524,652	$171,109,234
$71,126	$1,627,126,202	$410,468,988	$166,761,746	$49,434,772
$1,500,811	$6,725,818,986	$2,082,548,627	$434,593,384	$489,043,191
$1,500,842	$277,822,375	$507,645,587	$394,646,286	$22,596,733
$144,146	$2,462,922,788	$1,412,203,466	$165,735,966	$661,340,232
–	–	$332,791	–	–
$24,732	$1,578,766	$14,435,399	$1,667,426	$200,921
$47,081	$52,977,881	$107,531,790	$50,016,094	$110,952
$24,872	$21,747,320	$91,526,258	$5,362,727	$2,005,615
$24,976	$44,384,874	$266,231,350	$4,048,197	$143,777
$1,500,842	$63,274,581	$451,009,076	$33,974,906	$54,549,158

39,517	407,321,115	158,064,105	312,789,896	14,809,088
7,632	181,277,438	57,904,051	62,070,909	4,272,792
160,709	750,626,760	292,637,969	162,467,628	42,284,240
160,992	30,933,560	70,893,087	147,587,427	1,956,113
15,467	274,437,357	197,338,845	61,959,943	57,211,508
–	–	46,047	–	–
2,653	175,846	2,013,911	618,334	17,403
5,051	5,903,952	15,003,862	18,643,083	9,602
2,668	2,424,376	12,846,705	2,004,913	173,546
2,679	4,941,222	37,212,456	1,512,947	12,449
160,993	7,047,193	62,992,037	12,708,174	4,720,789

$9.32	$8.97	$7.13	$2.67	$11.55

$9.53	$9.18	$7.29	$2.73	$11.82
$9.32	$8.98	$7.09	$2.69	$11.57
$9.34	$8.96	$7.12	$2.67	$11.57
$9.32	$8.98	$7.16	$2.67	$11.55
$9.32	$8.97	$7.16	$2.67	$11.56
–	–	$7.23	–	–
$9.32	$8.98	$7.17	$2.70	$11.55
$9.32	$8.97	$7.17	$2.68	$11.56
$9.32	$8.97	$7.12	$2.67	$11.56
$9.32	$8.98	$7.15	$2.68	$11.55
$9.32	$8.98	$7.16	$2.67	$11.56

See Notes to Financial Statements.	421

Statements of Assets and Liabilities (continued)

November 30, 2018

	Short Duration	Short Duration
	Core Bond Fund	Income Fund
ASSETS:
Investments in securities, at cost	$12,240,609	$42,076,682,723
Investments in securities, at fair value	$12,161,307	$41,383,971,338
Cash	232,844	69,332,238
Deposits with brokers for futures collateral	3,082	13,790,112
Deposits with brokers for swaps collateral	–	4,630,000
Foreign cash, at value (cost $0, $147,796, $61,764 and $0, respectively)	–	148,019
Receivables:
Capital shares sold	380,724	336,143,881
Investment securities sold	196,422	247,074,740
Interest and dividends	79,605	293,486,481
From advisor (See Note 3)	28,832	–
Unrealized appreciation on forward foreign currency exchange contracts	–	1,839,024
Prepaid expenses and other assets	48,109	1,097,196
Total assets	13,130,925	42,351,513,029
LIABILITIES:
Payables:
Investment securities purchased	450,228	490,855,998
Capital shares reacquired	1,757	133,779,973
Variation margin on futures contracts	160	13,741,798
12b-1 distribution plan	1,419	9,893,942
Management fee	2,902	8,521,956
Directors’ fees	283	4,048,545
Fund administration	387	1,343,787
To bank	–	–
Offering costs	15,676	–
Unrealized depreciation on forward foreign currency exchange contracts	–	–
Reverse repurchase agreement payable, at fair value	–	–
Credit default swap agreements payable, at fair value (including upfront payments of $5,407, $6,689,554, $0 and $0, respectively)	1,458	4,482,398
Distributions payable	27,972	132,041,326
Accrued expenses	51,209	5,832,941
Total liabilities	553,451	804,542,664
NET ASSETS	$12,577,474	$41,546,970,365
COMPOSITION OF NET ASSETS:
Paid-in capital	$12,817,453	$45,465,470,412
Total distributable earnings (loss)	(239,979)	(3,918,500,047)
Net Assets	$12,577,474	$41,546,970,365

422	See Notes to Financial Statements.

Total Return	Ultra Short
Fund	Bond Fund

$4,686,196,848	$12,751,160,286
$4,637,064,963	$12,738,968,143
–	47,631,701
3,059,183	–
–	–

54,266	–

17,156,256	353,129,198
143,108,518	625,869
19,448,192	22,353,121
12,406	1,614,271
199,352	–
106,444	1,283,440
4,820,209,580	13,165,605,743

1,207,126,313	234,098,226
12,281,972	38,834,124
717,586	–
408,134	1,040,107
827,259	1,922,378
324,846	144,081
118,180	384,476
250,666	–
–	–
6,733	–
448,237	–

–	–
9,984,501	23,437,291
799,833	1,852,786
1,233,294,260	301,713,469
$3,586,915,320	$12,863,892,274

$3,816,441,835	$12,875,985,453
(229,526,515)	(12,093,179)
$3,586,915,320	$12,863,892,274

See Notes to Financial Statements.	423

Statements of Assets and Liabilities (concluded)

November 30, 2018

	Short Duration	Short Duration
	Core Bond Fund	Income Fund
Net assets by class:
Class A Shares	$3,844,024	$8,735,220,910
Class C Shares	$1,082,633	$4,912,225,243
Class F Shares	$4,212,372	$15,833,168,522
Class F3 Shares	$1,533,092	$3,709,795,057
Class I Shares	$126,844	$7,315,707,049
Class P Shares	–	–
Class R2 Shares	$25,269	$20,433,068
Class R3 Shares	$49,371	$318,477,150
Class R4 Shares	$25,411	$105,444,692
Class R5 Shares	$25,513	$45,263,849
Class R6 Shares	$1,652,945	$551,234,825
Outstanding shares by class (unlimited number of authorized shares of beneficial interest):
Class A Shares	395,558	2,110,108,423
Class C Shares	111,404	1,179,329,005
Class F Shares	433,525	3,827,428,156
Class F3 Shares	157,781	895,077,960
Class I Shares	13,057	1,768,844,474
Class P Shares	–	–
Class R2 Shares	2,601	4,934,150
Class R3 Shares	5,081	76,859,528
Class R4 Shares	2,615	25,426,796
Class R5 Shares	2,626	10,953,874
Class R6 Shares	170,119	133,225,272
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$9.72	$4.14
Class A Shares-Maximum offering price (Net asset value plus sales charge of 2.25%)*	$9.94	$4.24
Class C Shares-Net asset value	$9.72	$4.17
Class F Shares-Net asset value	$9.72	$4.14
Class F3 Shares-Net asset value	$9.72	$4.14
Class I Shares-Net asset value	$9.71	$4.14
Class P Shares-Net asset value	–	–
Class R2 Shares-Net asset value	$9.72	$4.14
Class R3 Shares-Net asset value	$9.72	$4.14
Class R4 Shares-Net asset value	$9.72	$4.15
Class R5 Shares-Net asset value	$9.72	$4.13
Class R6 Shares-Net asset value	$9.72	$4.14
*	Sales charge not applicable to Ultra Short Bond Fund.

424	See Notes to Financial Statements.

Total Return	Ultra Short
Fund	Bond Fund

$1,150,291,562	$6,688,131,073
$123,735,259	$–
$822,273,916	$4,603,441,750
$632,108,943	$271,726,757
$376,595,217	$1,291,801,741
$555,177	$–
$4,898,354	$–
$107,380,015	$–
$63,159,846	$–
$85,700,616	$1,715,883
$220,216,415	$7,075,070

116,647,480	669,130,223
12,559,168	–
83,390,607	460,464,934
64,072,950	27,177,363
38,119,491	129,253,717
56,031	–
496,898	–
10,892,421	–
6,404,701	–
8,688,140	171,622
22,312,532	707,604

$9.86	$10.00

$10.09	$ –
$9.85	$ –
$9.86	$10.00
$9.87	$10.00
$9.88	$ 9.99
$9.91	$ –
$9.86	$ –
$9.86	$ –
$9.86	$ –
$9.86	$10.00
$9.87	$10.00

See Notes to Financial Statements.	425

Statements of Operations

For the Year Ended November 30, 2018

	Convertible	Core Fixed	Core Plus
	Fund	Income Fund	Bond Fund
Investment income:
Dividends (net of foreign withholding taxes of $30,153, $0, $0, $0, $0, $20,771, $0 and $0, respectively)	$6,435,982	$–	$–
Interest and other (net of foreign withholding taxes of $0, $720, $0, $4, $0, $14,604, $73 and $2,292, respectively)	14,038,906	35,461,376	519,257
Total investment income	20,474,888	35,461,376	519,257
Expenses:
Management fee	6,375,034	3,668,857	45,326
12b-1 distribution plan-Class A	273,390	865,994	12,754
12b-1 distribution plan-Class B	493	1,289	–
12b-1 distribution plan-Class C	347,573	445,379	6,285
12b-1 distribution plan-Class F	186,810	154,466	6,098
12b-1 distribution plan-Class P	267	–	–
12b-1 distribution plan-Class R2	508	4,826	161
12b-1 distribution plan-Class R3	32,546	66,970	135
12b-1 distribution plan-Class R4	157	19,339	67
12b-1 distribution plan-Class T	–	–	–
Shareholder servicing	371,891	812,388	3,356
Fund administration	364,288	476,762	5,377
Reports to shareholders	95,237	175,738	4,455
Registration	204,022	231,661	155,888
Professional	79,322	68,920	63,354
Trustees’ fees	29,817	39,441	490
Custody	31,840	27,072	13,628
Offering costs	–	–	–
Interest paid from Interfund Lending (See Note 12)	–	–	–
Other	89,484	93,085	9,978
Gross expenses	8,482,679	7,152,187	327,352
Expense reductions (See Note 10)	(8,668)	(17,358)	(279)
Fees waived and expenses reimbursed (See Note 3)	–	(841,635)	(237,092)
Shareholder servicing reimbursed-Class I (See Note 3)	–	(52,819)	–
Net expenses	8,474,011	6,240,375	89,981
Net investment income	12,000,877	29,221,001	429,276

426	See Notes to Financial Statements.

Corporate	Floating Rate	High Yield	Income	Inflation
Bond Fund	Fund	Fund	Fund	Focused Fund

$–	$6,058,790	$2,885,707	$233,960	$10,069

237,147	791,612,446	432,500,177	92,128,512	42,329,131
237,147	797,671,236	435,385,884	92,362,472	42,339,200

24,855	61,767,716	35,660,503	9,168,647	4,376,333
699	7,260,145	2,711,586	1,769,090	377,209
–	–	3,120	2,379	–
852	13,393,037	4,034,672	1,645,378	410,636
2,374	5,878,556	2,066,298	460,713	437,880
–	–	1,996	–	–
151	8,192	93,819	11,712	1,603
200	240,763	513,893	261,531	853
63	17,224	202,689	11,284	3,282
–	17	17	–	17
2,417	9,533,132	6,367,581	1,881,610	954,720
2,485	5,446,019	2,732,840	874,386	531,531
6,434	1,518,862	959,225	328,184	109,451
127,586	1,169,855	465,632	286,105	288,608
67,851	210,064	141,854	110,826	105,330
204	437,909	223,763	71,887	42,904
6,576	130,943	123,380	50,331	9,933
14,153	–	–	–	–
–	–	1,829	–	–
8,869	348,597	207,201	110,591	91,216
265,769	107,361,031	56,511,898	17,044,654	7,741,506
(62)	(282,352)	(106,743)	(37,222)	(23,161)
(234,796)	–	–	(736,063)	(100,184)
–	–	–	–	–
30,911	107,078,679	56,405,155	16,271,369	7,618,161
206,236	690,592,557	378,980,729	76,091,103	34,721,039

See Notes to Financial Statements.	427

Statements of Operations (continued)

For the Year Ended November 30, 2018

	Convertible	Core Fixed	Core Plus
	Fund	Income Fund	Bond Fund
Net realized and unrealized gain (loss):
Net realized gain (loss) on investments	$51,203,335	$(34,711,986)	$(195,236)
Net realized gain (loss) on futures contracts	22,097	(1,554,145)	10,645
Net realized gain (loss) on foreign currency exchange contracts	(527,081)	–	–
Net realized gain (loss) on swap contracts	–	–	3,725
Net realized gain (loss) on foreign currency related transactions	(17,443)	–	–
Net change in unrealized appreciation/depreciation on investments	(55,691,056)	(12,149,750)	(412,270)
Net change in unrealized appreciation/depreciation on futures contracts	–	191,369	(5,752)
Net change in unrealized appreciation/depreciation on foreign currency exchange contracts	461,987	–	5,388
Net change in unrealized appreciation/depreciation on swap contracts	–	–	9,567
Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies	(5,287)	–	(69)
Net change in unrealized appreciation/depreciation on unfunded commitments	–	–	–
Net realized and unrealized loss	(4,553,448)	(48,224,512)	(584,002)
Net Increase (Decrease) in Net Assets Resulting From Operations	$7,447,429	$(19,003,511)	$(154,726)

428	See Notes to Financial Statements.

Corporate	Floating Rate	High Yield	Income	Inflation
Bond Fund	Fund	Fund	Fund	Focused Fund

$(74,979)	$(31,376,709)	$6,407,176	$(13,984,194)	$(1,817,432)
(20,373)	6,998,965	(17,254,320)	(5,419,058)	(5,242,622)

–	2,251,944	11,241,775	3,281,506	(1,215)
–	2,178,613	88,017	(55,501)	(3,760,902)

–	523,359	614,144	(66,876)	438

(330,976)	(328,349,896)	(527,171,968)	(118,316,381)	(17,571,649)

1,792	(1,560,760)	280,400	(43,260)	230,017

–	1,145,145	6,121,321	928,209	50,954

–	(7,496,278)	(745,532)	(11,959)	2,708,206

–	(140,776)	(44,240)	(10,331)	(977)

–	(215,312)	(3,302)	–	–
(424,536)	(356,041,705)	(520,466,529)	(133,697,845)	(25,405,182)

$(218,300)	$334,550,852	$(141,485,800)	$(57,606,742)	$9,315,857

See Notes to Financial Statements.	429

Statements of Operations (concluded)

For the Year Ended November 30, 2018

	Short Duration	Short Duration
	Core Bond Fund	Income Fund
Investment income:
Dividends	$–	$342,945
Interest and other (net of foreign withholding taxes of $0, $9,426, $7,503 and $26,239, respectively)	268,253	1,331,295,324
Interest earned from Interfund Lending (See Note 12)	–	1,152
Total investment income	268,253	1,331,639,421
Expenses:
Management fee	28,613	102,737,062
12b-1 distribution plan-Class A	5,274	19,075,928
12b-1 distribution plan-Class B	–	8,172
12b-1 distribution plan-Class C	9,399	45,869,057
12b-1 distribution plan-Class F	2,699	15,035,852
12b-1 distribution plan-Class P	–	–
12b-1 distribution plan-Class R2	149	141,088
12b-1 distribution plan-Class R3	134	1,501,266
12b-1 distribution plan-Class R4	62	225,804
12b-1 distribution plan-Class T	–	17
Shareholder servicing	2,248	28,872,255
Fund administration	3,815	16,197,930
Reports to shareholders	7,248	3,865,790
Registration	129,154	1,544,316
Directors’ fees	298	1,328,422
Professional	72,826	475,372
Custody	8,751	452,168
Offering costs	14,153	–
Other	9,281	594,432
Gross expenses	294,104	237,924,931
Expense reductions (See Note 10)	(139)	(771,982)
Fees waived and expenses reimbursed (See Note 3)	(240,774)	–
Shareholder servicing reimbursed-Class I (See Note 3)	–	–
Net expenses	53,191	237,152,949
Net investment income	215,062	1,094,486,472
Net realized and unrealized gain (loss):
Net realized gain (loss) on investments	(37,413)	(19,186,557)
Net realized loss on futures contracts	(6,560)	(81,698,927)
Net realized gain (loss) on foreign currency exchange contracts	–	(68,929)
Net realized gain on swap contracts	3,859	3,876,305
Net realized loss on foreign currency related transactions	–	(525)
Net change in unrealized appreciation/depreciation on investments	(65,448)	(608,954,781)
Net change in unrealized appreciation/depreciation on futures contracts	(1,792)	(1,335,626)
Net change in unrealized appreciation/depreciation on foreign currency exchange contracts	–	1,911,076
Net change in unrealized appreciation/depreciation on swap contracts	3,226	3,317,399
Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies	–	(37,470)
Net realized and unrealized loss	(104,128)	(702,178,035)
Net Increase (Decrease) in Net Assets Resulting From Operations	$110,934	$392,308,437

430	See Notes to Financial Statements.

Total Return	Ultra Short
Fund	Bond Fund

$–	$–

128,262,974	155,325,783
869	–
128,263,843	155,325,783

11,907,768	12,262,168
2,430,759	5,420,163
3,261	–
1,212,467	–
889,056	1,879,713
2,506	–
35,576	–
595,069	–
168,783	–
17	–
3,733,942	3,296,583
1,503,324	2,452,434
576,308	572,219
367,614	1,969,858
123,400	174,545
103,111	81,108
66,009	69,666
–	–
126,758	38,695
23,845,728	28,217,152
(60,413)	(131,795)
(1,557,048)	(5,496,897)
(78,905)	–
22,149,362	22,588,460
106,114,481	132,737,323

(103,377,213)	301,251
(1,368,014)	–
137,370	–
–	–
(87,051)	–
(63,764,020)	(12,199,808)
(225,568)	–

212,724	–
–	–

(95,640)	–
(168,567,412)	(11,898,557)
$(62,452,931)	$120,838,766

See Notes to Financial Statements.	431

Statements of Changes in Net Assets

	Convertible Fund
	For the	For the
	Year Ended	Year Ended
INCREASE (DECREASE) IN NET ASSETS	November 30, 2018	November 30, 2017
Operations:
Net investment income	$12,000,877	$12,293,724
Net realized gain (loss) on investments, futures contracts, forward currency exchange contracts, swaps and foreign currency related transactions	50,680,908	61,667,712
Net change in unrealized appreciation/depreciation on investments, futures contracts, forward currency exchange contracts, swaps and translation of assets and liabilities denominated in foreign currencies	(55,234,356)	39,331,307
Net increase (decrease) in net assets resulting from operations	7,447,429	113,292,743
Distributions to shareholders:(1)
Class A	(2,624,703)	(2,541,270)
Class B	(1,783)	(12,328)
Class C	(594,213)	(920,419)
Class F	(3,646,644)	(3,178,742)
Class F3	(104,731)	(89)
Class I	(12,062,635)	(12,984,915)
Class P	(1,030)	(933)
Class R2	(1,708)	(3,452)
Class R3	(104,746)	(99,573)
Class R4	(1,218)	(1,487)
Class R5	(28,853)	(983)
Class R6	(101,827)	(25,432)
Total distributions to shareholders	(19,274,091)	(19,769,623)
Capital share transactions (Net of share conversions) (See Note 15):
Net proceeds from sales of shares	276,106,262	511,521,196
Reinvestment of distributions	18,145,176	18,776,194
Cost of shares reacquired	(294,467,421)	(319,225,658)
Net increase (decrease) in net assets resulting from capital share transactions	(215,983)	211,071,732
Net increase (decrease) in net assets	(12,042,645)	304,594,852
NET ASSETS:
Beginning of year	$874,599,391	$570,004,539
End of year	$862,556,746	$874,599,391
Undistributed (distributions in excess of) net investment income(2)	$–	$–

(1)	The SEC eliminated the requirement to disclose the source of distributions paid in 2018. For the year ended November 30, 2017, the source of distributions was as follows: - For Convertible Fund, the above dollar amounts represents net investment income. – For Core Fixed Income Fund, the above dollar amounts represents net investment income. – Core Plus Bond Fund net investment income Class A $(186,094), Class C $(11,367), Class F $(180,728), Class F3 $(232), Class I $(3,684), Class R2 $(756), Class R3 $(785), Class R4 $(852), Class R5 $(922) and Class R6 $(953). Net realized gain – Class A $(34,831), Class C $(1,737), Class F $(33,357), Class I $(677), Class R2 $(168), Class R3 $(169), Class R4 $(169), Class R5 $(169), and Class R6 $(170).
(2)	The SEC eliminated the requirement to disclose undistributed (distributions in excess of) net investment income in 2018. For the year ended November 30, 2017, the undistributed (distributions in excess of) net investment income was as follows: – Convertible Fund $9,182,536, Core Fixed Income Fund $(10,708) and Core Plus Bond Fund $14,451.

432	See Notes to Financial Statements.

Core Fixed Income Fund		Core Plus Bond Fund
For the	For the	For the	For the
Year Ended	Year Ended	Year Ended	Year Ended
November 30, 2018	November 30, 2017	November 30, 2018	November 30, 2017

$29,221,001	$21,247,573	$429,276	$318,248

(36,266,131)	1,318,620	(180,866)	84,079

(11,958,381)	13,491,310	(403,136)	130,724
(19,003,511)	36,057,503	(154,726)	533,051

(12,753,891)	(10,479,177)	(240,578)	(220,925)
(1,973)	(26,959)	–	–
(1,246,459)	(1,205,153)	(22,046)	(13,104)
(4,644,715)	(9,597,109)	(235,682)	(214,085)
(9,267,783)	(1,087,464)	(412)	(232)
(6,271,470)	(4,456,367)	(4,315)	(4,361)
(3)	(66)	–	–
(20,385)	(16,006)	(900)	(924)
(352,636)	(358,862)	(940)	(954)
(226,732)	(75,859)	(1,003)	(1,021)
(26,092)	(16,205)	(1,076)	(1,091)
(1,350,793)	(1,012,877)	(1,088)	(1,123)
(36,162,932)	(28,332,104)	(508,040)	(457,820)

304,093,118	803,896,556	1,623,846	2,416,136
35,209,250	26,643,095	507,409	457,871
(491,488,670)	(716,759,738)	(1,824,448)	(658,610)

(152,186,302)	113,779,913	306,807	2,215,397
(207,352,745)	121,505,312	(355,959)	2,290,628

$1,280,267,408	$1,158,762,096	$13,268,917	$10,978,289
$1,072,914,663	$1,280,267,408	$12,912,958	$13,268,917

$–	$–	$–	$–

See Notes to Financial Statements.	433

Statements of Changes in Net Assets (continued)

	Corporate Bond Fund
	For the	For the
	Year Ended	Period Ended
INCREASE (DECREASE) IN NET ASSETS	November 30, 2018	November 30, 2017*
Operations:
Net investment income	$206,236	$104,423
Net realized gain (loss) on investments, futures contracts, forward currency exchange contracts, swaps and foreign currency related transactions	(95,352)	11,383
Net change in unrealized appreciation/depreciation on investments, futures contracts, forward currency exchange contracts, swaps, unfunded commitments and translation of assets and liabilities denominated in foreign currencies	(329,184)	57,764
Net increase (decrease) in net assets resulting from operations	(218,300)	173,570
Distributions to shareholders(1)
Class A	(14,990)	(7,251)
Class B	–	–
Class C	(3,124)	(1,460)
Class F	(101,250)	(50,934)
Class F3	(68,931)	(39,007)
Class I	(9,961)	(1,269)
Class P	–	–
Class R2	(962)	(541)
Class R3	(1,577)	(688)
Class R4	(1,054)	(596)
Class R5	(1,120)	(635)
Class R6	(68,930)	(39,008)
Class T	–	–
Total distributions to shareholders	(271,899)	(141,389)
Capital share transactions (Net of share conversions) (See Note 15):
Net proceeds from sales of shares	1,241,911	6,245,224
Reinvestment of distributions	271,145	141,526
Cost of shares reacquired	(2,105,393)	(128,581)
Net increase (decrease) in net assets resulting from capital share transactions	(592,337)	6,258,169
Net increase (decrease) in net assets	(1,082,536)	6,290,350
NET ASSETS:
Beginning of year	$6,290,350	$–
End of year	$5,207,814	$6,290,350
Undistributed (distributions in excess of) net investment income(2)	$–	$–

*	For the period April 19, 2017 (commencement of operations) to November 30, 2017.
(1)	The SEC eliminated the requirement to disclose the source of distributions paid in 2018. For the year ended November 30, 2017, the source of distributions was as follows: – For Corporate Bond Fund, the above dollar amounts represents net investment income.– For Floating Rate Fund, the above dollar amounts represents net investment income. – For High Yield Fund, the above dollar amounts represents net investment income.
(2)	The SEC eliminated the requirement to disclose undistributed (distributions in excess of) net investment income in 2018. For the year ended November 30, 2017, the undistributed (distributions in excess of) net investment income was as follows: – Corporate Bond Fund $3,467, Floating Rate Fund $(29,233,890) and High Yield Fund $(23,363,033).

434	See Notes to Financial Statements.

Floating Rate Fund		High Yield Fund
For the	For the	For the	For the
Year Ended	Year Ended	Year Ended	Year Ended
November 30, 2018	November 30, 2017	November 30, 2018	November 30, 2017

$690,592,557	$506,803,941	$378,980,729	$363,153,570

(19,423,828)	10,544,319	1,096,792	176,893,568

(336,617,877)	(26,060,038)	(521,563,321)	73,716,328
334,550,852	491,288,222	(141,485,800)	613,763,466

(182,692,462)	(159,447,445)	(77,925,306)	(90,302,533)
–	–	(14,882)	(171,010)
(70,222,262)	(62,578,586)	(24,303,373)	(25,303,646)
(302,725,744)	(232,070,406)	(120,825,979)	(128,479,485)
(13,400,545)	(2,578,541)	(30,616,750)	(4,600,568)
(111,978,828)	(47,351,299)	(90,809,058)	(102,800,409)
–	–	(24,421)	(18,679)
(63,553)	(50,838)	(849,236)	(746,158)
(2,289,907)	(1,675,680)	(5,631,290)	(4,428,793)
(351,841)	(213,889)	(4,646,769)	(2,595,346)
(816,520)	(91,171)	(16,072,658)	(3,490,951)
(2,624,032)	(1,030,657)	(25,728,534)	(14,948,878)
(324)	(151)	(376)	(189)
(687,166,018)	(507,088,663)	(397,448,632)	(377,886,645)

8,184,859,014	8,010,235,373	2,977,604,675	5,414,154,988
557,322,288	406,903,478	368,519,986	337,157,695
(5,491,466,098)	(5,138,918,145)	(3,436,725,945)	(4,405,944,543)

3,250,715,204	3,278,220,706	(90,601,284)	1,345,368,140
2,898,100,038	3,262,420,265	(629,535,716)	1,581,244,961

$12,032,938,345	$8,770,518,080	$7,099,855,169	$5,518,610,208
$14,931,038,383	$12,032,938,345	$6,470,319,453	$7,099,855,169

$–	$–	$–	$–

See Notes to Financial Statements.	435

Statements of Changes in Net Assets (continued)

	Income Fund
	For the	For the
	Year Ended	Year Ended
INCREASE (DECREASE) IN NET ASSETS	November 30, 2018	November 30, 2017
Operations:
Net investment income	$76,091,103	$57,408,869
Net realized gain (loss) on investments, futures contracts, forward currency exchange contracts, swaps and foreign currency related transactions	(16,244,123)	32,568,770
Net change in unrealized appreciation/depreciation on investments, futures contracts, forward currency exchange contracts, swaps and translation of assets and liabilities denominated in foreign currencies	(117,453,722)	39,344,361
Net increase (decrease) in net assets resulting from operations	(57,606,742)	129,322,000
Distributions to shareholders:(1)
Class A	(35,790,758)	(31,900,354)
Class B	(6,796)	(66,413)
Class C	(6,848,475)	(6,997,934)
Class F	(19,066,758)	(20,130,629)
Class F3	(15,488,182)	(1,745,808)
Class I	(7,833,592)	(3,762,178)
Class R2	(71,068)	(64,883)
Class R3	(1,960,870)	(1,693,529)
Class R4	(182,381)	(77,381)
Class R5	(215,284)	(189,533)
Class R6	(1,483,888)	(309,333)
Class T	–	–
Total distributions to shareholders	(88,948,052)	(66,937,975)
Capital share transactions (Net of share conversions) (See Note 15):
Net proceeds from sales of shares	759,398,133	1,164,842,239
Reinvestment of distributions	79,689,649	57,719,270
Cost of shares reacquired	(739,334,763)	(878,138,676)
Net increase in net assets resulting from capital share transactions	99,753,019	344,422,833
Net increase (decrease) in net assets	(46,801,775)	406,806,858
NET ASSETS:
Beginning of year	$2,140,133,159	$1,733,326,301
End of year	$2,093,331,384	$2,140,133,159
Undistributed (distributions in excess of) net investment income(2)	$–	$–

*	For the period April 19, 2017 (commencement of operations) to November 30, 2017.
(1)	The SEC eliminated the requirement to disclose the source of distributions paid in 2018. For the year ended November 30, 2017, the source of distributions was as follows: – For Income Fund, the above dollar amounts represents net investment income.– For Inflation Focused Fund, the above dollar amounts represents net investment income. – For Short Duration Core Bond Fund, the above dollar amounts represents net investment income.
(2)	The SEC eliminated the requirement to disclose undistributed (distributions in excess of) net investment income in 2018. For the year ended November 30, 2017, the undistributed (distributions in excess of) net investment income was as follows: – Income Fund $(4,219,977), Inflation Focused Fund $(424,017) and Short Duration Core Bond Fund $3,850.

436	See Notes to Financial Statements.

Inflation Focused Fund		Short Duration Core Bond Fund
For the	For the	For the	For the
Year Ended	Year Ended	Year Ended	Period Ended
November 30, 2018	November 30, 2017	November 30, 2018	November 30, 2017*

$34,721,039	$22,974,715	$215,062	$60,456

(10,821,733)	1,793,223	(40,114)	(3,861)

(14,583,449)	(11,760,612)	(64,014)	(12,521)
9,315,857	13,007,326	110,934	44,074

(7,083,363)	(8,567,899)	(81,958)	(17,944)
–	–	–	–
(1,499,530)	(1,593,329)	(21,906)	(3,311)
(16,911,221)	(13,588,981)	(86,836)	(26,244)
(700,819)	(130,296)	(51,147)	(25,505)
(23,512,050)	(18,103,637)	(2,250)	(819)
(8,991)	(12,145)	(674)	(318)
(5,898)	(7,157)	(760)	(334)
(49,564)	(15,944)	(765)	(372)
(4,110)	(618)	(829)	(410)
(1,763,239)	(877,539)	(52,985)	(25,503)
(244)	(128)	–	–
(51,539,029)	(42,897,673)	(300,110)	(100,760)

822,331,919	917,067,107	6,151,614	8,849,609
45,030,234	36,839,580	296,402	100,731
(489,757,257)	(668,275,658)	(1,333,751)	(1,241,269)

377,604,896	285,631,029	5,114,265	7,709,071
335,381,724	255,740,682	4,925,089	7,652,385

$1,115,152,861	$859,412,179	$7,652,385	$–
$1,450,534,585	$1,115,152,861	$12,577,474	$7,652,385

$–	$–	$	$–

See Notes to Financial Statements.	437

Statements of Changes in Net Assets (concluded)

	Short Duration Income Fund
	For the	For the
	Year Ended	Year Ended
INCREASE (DECREASE) IN NET ASSETS	November 30, 2018	November 30, 2017
Operations:
Net investment income	$1,094,486,472	$865,547,947
Net realized gain (loss) on investments, futures contracts, forward currency exchange contracts, swaps and foreign currency related transactions	(97,078,633)	36,409,189
Net change in unrealized appreciation/depreciation on investments, futures contracts, forward currency exchange contracts, swaps and translation of assets and liabilities denominated in foreign currencies	(605,099,402)	58,423,938
Net increase (decrease) in net assets resulting from operations	392,308,437	960,381,074
Distributions to shareholders:(1)
Class A	(363,495,008)	(403,977,090)
Class B	(22,448)	(271,639)
Class C	(174,572,094)	(196,501,968)
Class F	(587,998,014)	(574,156,876)
Class F3	(103,474,314)	(41,496,596)
Class I	(279,774,438)	(224,210,312)
Class P	–	–
Class R2	(801,279)	(937,129)
Class R3	(10,578,147)	(9,975,742)
Class R4	(3,422,926)	(2,121,543)
Class R5	(1,394,009)	(774,725)
Class R6	(18,399,562)	(9,671,300)
Class T	(245)	(122)
Total distributions to shareholders	(1,543,932,484)	(1,464,095,042)
Capital share transactions (See Note 15):
Net proceeds from sales of shares	18,963,750,231	25,586,749,592
Reinvestment of distributions	1,328,550,979	1,203,245,949
Cost of shares reacquired	(20,065,675,820)	(20,823,458,235)
Redemptions in-kind (See Note 6)	–	(41,912,779)
Net increase in net assets resulting from capital share transactions	226,625,390	5,924,624,527
Net increase (decrease) in net assets	(924,998,657)	5,420,910,559
NET ASSETS:
Beginning of year	$42,471,969,022	$37,051,058,463
End of year	$41,546,970,365	$42,471,969,022
Undistributed (distributions in excess of) net investment income(2)	$–	$–

(1)	The SEC eliminated the requirement to disclose the source of distributions paid in 2018. For the year ended November 30, 2017, the source of distributions was as follows: – For Short Duration Income Fund, the above dollar amounts represents net investment income.– Total Return Fund net investment income Class A $(33,725,577), Class B $(85,892), Class C $(3,667,830), Class F $(29,716,476), Class F3 $(2,349,939), Class I $(8,788,190), Class P $(16,399), Class R2 $(190,647), Class R3 $(3,184,120), Class R4 $(1,335,101), Class R5 $(1,570,766), Class R6 $(3,154,398) and Class T $(86). Net realized gain –Class A $(4,168,603), Class B $(23,897), Class C $(653,166), Class F $(2,740,003), Class I $(937,456), Class P $(3,007), Class R2 $(23,479), Class R3 $(428,068), Class R4 $(97,475), Class R5 $(85,325), and Class R6 $(215,980). – For Ultra Short Bond Fund, the above dollar amounts represents net investment income.
(2)	The SEC eliminated the requirement to disclose undistributed (distributions in excess of) net investment income in 2018. For the year ended November 30, 2017, the undistributed (distributions in excess of) net investment income was as follows: – Short Duration Income Fund $(19,995,467), Total Return Fund $(1,011,778) and Ultra Short Bond Fund $52,024.

438	See Notes to Financial Statements.

Total Return Fund		Ultra Short Bond Fund
For the	For the	For the	For the
Year Ended	Year Ended	Year Ended	Year Ended
November 30, 2018	November 30, 2017	November 30, 2018	November 30, 2017

$106,114,481	$71,749,371	$132,737,323	$7,962,924

(104,694,908)	562,756	301,251	57,771

(63,872,504)	44,605,266	(12,199,808)	7,704
(62,452,931)	116,917,393	120,838,766	8,028,399

(39,057,947)	(37,894,180)	(76,825,237)	(5,383,454)
(6,057)	(109,789)	–	–
(3,785,191)	(4,320,996)	–	–
(29,412,805)	(32,456,479)	(41,339,616)	(2,044,522)
(22,589,621)	(2,349,939)	(3,216,832)	(118,057)
(13,566,154)	(9,725,646)	(11,563,824)	(406,899)
(16,486)	(19,406)	–	–
(164,614)	(214,126)	–	–
(3,448,996)	(3,612,188)	–	–
(2,141,936)	(1,432,576)	–	–
(2,960,527)	(1,656,091)	(8,858)	(3,479)
(6,865,814)	(3,370,378)	(80,076)	(3,947)
(196)	(86)	–	–
(124,016,344)	(97,161,880)	(133,034,443)	(7,960,358)

1,138,605,464	2,472,449,374	16,496,397,363	2,838,918,619
110,682,893	84,195,399	131,090,203	8,069,131
(1,245,991,281)	(1,761,850,733)	(6,020,090,865)	(589,043,225)
–	–	–	–

3,297,076	794,794,040	10,607,396,701	2,257,944,525
(183,172,199)	814,549,553	10,595,201,024	2,258,012,566

$3,770,087,519	$2,955,537,966	$2,268,691,250	$10,678,684
$3,586,915,320	$3,770,087,519	$12,863,892,274	$2,268,691,250

$–	$–	$–	$–

See Notes to Financial Statements.	439

Financial Highlights

CONVERTIBLE FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
			Net	Total
	Net		realized	from
	asset	Net	and	invest-
	value,	invest-	unrealized	ment	Net	Net	Total
	beginning	ment	gain	opera-	investment	realized	distri-
	of period	income(a)	(loss)	tions	income	gain	butions
Class A
11/30/2018	$13.31	$0.16	$(0.03)	$ 0.13	$(0.28)	$ –	$(0.28)
11/30/2017	11.65	0.20	1.83	2.03	(0.37)	–	(0.37)
11/30/2016	11.13	0.26	0.67	0.93	(0.41)	–	(0.41)
11/30/2015	13.59	0.17	(0.99)	(0.82)	(0.32)	(1.32)	(1.64)
11/30/2014	13.66	0.14	0.98	1.12	(0.29)	(0.90)	(1.19)
Class C
11/30/2018	13.23	0.07	(0.03)	0.04	(0.19)	–	(0.19)
11/30/2017	11.57	0.13	1.83	1.96	(0.30)	–	(0.30)
11/30/2016	11.07	0.19	0.65	0.84	(0.34)	–	(0.34)
11/30/2015	13.52	0.10	(0.99)	(0.89)	(0.24)	(1.32)	(1.56)
11/30/2014	13.59	0.06	0.98	1.04	(0.21)	(0.90)	(1.11)
Class F
11/30/2018	13.32	0.18	(0.04)	0.14	(0.29)	–	(0.29)
11/30/2017	11.65	0.22	1.84	2.06	(0.39)	–	(0.39)
11/30/2016	11.13	0.27	0.67	0.94	(0.42)	–	(0.42)
11/30/2015	13.60	0.19	(1.00)	(0.81)	(0.34)	(1.32)	(1.66)
11/30/2014	13.66	0.16	0.99	1.15	(0.31)	(0.90)	(1.21)
Class F3
11/30/2018	13.39	0.20	(0.04)	0.16	(0.30)	–	(0.30)
4/4/2017 to 11/30/2017(c)	17.35	0.16	(4.01)	(3.85)	(0.11)	–	(0.11)
Class I
11/30/2018	13.39	0.19	(0.04)	0.15	(0.30)	–	(0.30)
11/30/2017	11.71	0.23	1.85	2.08	(0.40)	–	(0.40)
11/30/2016	11.19	0.29	0.66	0.95	(0.43)	–	(0.43)
11/30/2015	13.65	0.20	(0.99)	(0.79)	(0.35)	(1.32)	(1.67)
11/30/2014	13.71	0.17	0.99	1.16	(0.32)	(0.90)	(1.22)
Class P
11/30/2018	13.51	0.13	(0.04)	0.09	(0.24)	–	(0.24)
11/30/2017	11.81	0.18	1.86	2.04	(0.34)	–	(0.34)
11/30/2016	11.28	0.27	0.66	0.93	(0.40)	–	(0.40)
11/30/2015	13.75	0.16	(1.00)	(0.84)	(0.31)	(1.32)	(1.63)
11/30/2014	13.80	0.11	1.00	1.11	(0.26)	(0.90)	(1.16)

440	See Notes to Financial Statements.

		Ratios to Average Net Assets:			Supplemental Data:
		Total
		expenses
		after
Net		waivers		Net	Net
asset		and/or		invest-	assets,	Portfolio
value,	Total	reimburse-	Total	ment	end of	turnover
end of	return(b)	ments	expenses	income	period	rate
period	(%)	(%)	(%)	(%)	(000)	(%)

$13.16	0.94	1.04	1.04	1.21	$133,181	213
13.31	17.86	1.03	1.04	1.63	116,819	224
11.65	8.63	1.06	1.14	2.45	75,091	241
11.13	(6.71)	1.06	1.11	1.44	104,761	223
13.59	8.99	1.06	1.11	1.09	171,401	174

13.08	0.27	1.69	1.69	0.56	38,615	213
13.23	17.25	1.65	1.66	1.06	42,574	224
11.57	7.88	1.69	1.77	1.82	36,351	241
11.07	(7.36)	1.71	1.76	0.80	51,655	223
13.52	8.36	1.71	1.76	0.44	68,685	174

13.17	0.95	0.94	0.94	1.32	201,325	213
13.32	18.06	0.93	0.93	1.71	148,917	224
11.65	8.74	0.96	1.04	2.50	80,847	241
11.13	(6.67)	0.96	1.02	1.55	96,774	223
13.60	9.18	0.96	1.01	1.19	132,982	174

13.25	1.12	0.81	0.81	1.47	6,635	213
13.39	10.06 (d)	0.81 (e)	0.82 (e)	1.84 (e)	3,884	224

13.24	1.12	0.84	0.84	1.40	469,350	213
13.39	18.16	0.83	0.84	1.84	553,681	224
11.71	8.91	0.86	0.94	2.66	373,793	241
11.19	(6.57)	0.86	0.92	1.66	448,316	223
13.65	9.24	0.86	0.91	1.30	466,537	174

13.36	0.68	1.29	1.29	0.96	59	213
13.51	17.66	1.27	1.28	1.43	56	224
11.81	8.48	1.18	1.25	2.44	32	241
11.28	(6.81)	1.17	1.22	1.35	46	223
13.75	8.77	1.31	1.36	0.84	51	174

See Notes to Financial Statements.	441

Financial Highlights (continued)

CONVERTIBLE FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
			Net	Total
	Net		realized	from
	asset	Net	and	invest-
	value,	invest-	unrealized	ment	Net	Net	Total
	beginning	ment	gain	opera-	investment	realized	distri-
	of period	income(a)	(loss)	tions	income	gain	butions
Class R2
11/30/2018	$13.49	$0.11	$ (0.03)	$ 0.08	$(0.22)	$ –	$(0.22)
11/30/2017	11.79	0.17	1.85	2.02	(0.32)	–	(0.32)
11/30/2016	11.26	0.22	0.66	0.88	(0.35)	–	(0.35)
11/30/2015	13.73	0.12	(1.00)	(0.88)	(0.27)	(1.32)	(1.59)
11/30/2014	13.78	0.09	1.00	1.09	(0.24)	(0.90)	(1.14)
Class R3
11/30/2018	13.26	0.13	(0.04)	0.09	(0.24)	–	(0.24)
11/30/2017	11.60	0.17	1.83	2.00	(0.34)	–	(0.34)
11/30/2016	11.09	0.23	0.66	0.89	(0.38)	–	(0.38)
11/30/2015	13.55	0.14	(0.99)	(0.85)	(0.29)	(1.32)	(1.61)
11/30/2014	13.62	0.10	0.99	1.09	(0.26)	(0.90)	(1.16)
Class R4
11/30/2018	13.31	0.16	(0.04)	0.12	(0.27)	–	(0.27)
11/30/2017	11.64	0.20	1.84	2.04	(0.37)	–	(0.37)
11/30/2016	11.14	0.25	0.66	0.91	(0.41)	–	(0.41)
6/30/2015 to 11/30/2015(f)	12.11	0.08	(1.00)	(0.92)	(0.05)	–	(0.05)
Class R5
11/30/2018	13.38	0.19	(0.03)	0.16	(0.30)	–	(0.30)
11/30/2017	11.70	0.21	1.87	2.08	(0.40)	–	(0.40)
11/30/2016	11.19	0.29	0.65	0.94	(0.43)	–	(0.43)
6/30/2015 to 11/30/2015(f)	12.16	0.09	(1.00)	(0.91)	(0.06)	–	(0.06)
Class R6
11/30/2018	13.39	0.19	(0.03)	0.16	(0.30)	–	(0.30)
11/30/2017	11.71	0.23	1.85	2.08	(0.40)	–	(0.40)
11/30/2016	11.19	0.33	0.62	0.95	(0.43)	–	(0.43)
6/30/2015 to 11/30/2015(f)	12.16	0.09	(1.00)	(0.91)	(0.06)	–	(0.06)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Commenced on April 4, 2017.
(d)	Not annualized.
(e)	Annualized.
(f)	Commenced on June 30, 2015.

442	See Notes to Financial Statements.

			Ratios to Average Net Assets:				Supplemental Data:
			Total
			expenses
			after
Net			waivers			Net	Net
asset			and/or			invest-	assets,	Portfolio
value,	Total		reimburse-	Total		ment	end of	turnover
end of	return(b)		ments	expenses		income	period	rate
period	(%)		(%)	(%)		(%)	(000)	(%)

$ 13.35	0.57		1.44	1.44		0.79	$ 70	213
13.49	17.49		1.43	1.44		1.32	119	224
11.79	8.07		1.47	1.54		2.03	125	241
11.26	(7.10)		1.46	1.52		1.02	252	223
13.73	8.65		1.46	1.51		0.70	380	174

13.11	0.65		1.34	1.34		0.94	8,548	213
13.26	17.61		1.32	1.32		1.34	5,577	224
11.60	8.26		1.35	1.43		2.15	2,939	241
11.09	(7.00)		1.35	1.41		1.17	3,074	223
13.55	8.73		1.36	1.41		0.79	3,143	174

13.16	0.88		1.09	1.09		1.17	64	213
13.31	17.90		1.08	1.08		1.61	59	224
11.64	8.53		1.09	1.16		2.21	47	241
11.14	(7.56	)(d)	1.10 (e)	1.18	(e)	1.65 (e)	9	223

13.24	1.10		0.83	0.83		1.43	150	213
13.38	18.18		0.83	0.83		1.63	139	224
11.70	8.82		0.87	0.92		2.67	10	241
11.19	(7.47	)(d)	0.86 (e)	0.93	(e)	1.89 (e)	9	223

13.25	1.20		0.81	0.81		1.39	4,558	213
13.39	18.16		0.81	0.81		1.77	2,573	224
11.71	8.92		0.83	0.85		2.96	115	241
11.19	(7.47	)(d)	0.81 (e)	0.84	(e)	1.94 (e)	9	223

See Notes to Financial Statements.	443

Financial Highlights (continued)

CORE FIXED INCOME FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
			Net	Total
	Net		realized	from
	asset	Net	and	invest-
	value,	invest-	unrealized	ment	Net	Net	Total
	beginning	ment	gain	opera-	investment	realized	distri-
	of period	income(a)	(loss)	tions	income	gain	butions
Class A
11/30/2018	$ 10.87	$ 0.25	$ (0.43)	$ (0.18)	$ (0.31)	$ –	$(0.31)
11/30/2017	10.80	0.18	0.14	0.32	(0.25)	–	(0.25)
11/30/2016	10.86	0.18	0.04	0.22	(0.26)	(0.02)	(0.28)
11/30/2015	11.11	0.18	(0.16)	0.02	(0.27)	–	(0.27)
11/30/2014	10.78	0.14	0.45	0.59	(0.26)	–	(0.26)
Class C
11/30/2018	10.82	0.18	(0.41)	(0.23)	(0.25)	–	(0.25)
11/30/2017	10.75	0.12	0.13	0.25	(0.18)	–	(0.18)
11/30/2016	10.81	0.11	0.04	0.15	(0.19)	(0.02)	(0.21)
11/30/2015	11.06	0.11	(0.16)	(0.05)	(0.20)	–	(0.20)
11/30/2014	10.73	0.07	0.45	0.52	(0.19)	–	(0.19)
Class F
11/30/2018	10.87	0.26	(0.43)	(0.17)	(0.32)	–	(0.32)
11/30/2017	10.80	0.19	0.14	0.33	(0.26)	–	(0.26)
11/30/2016	10.86	0.19	0.04	0.23	(0.27)	(0.02)	(0.29)
11/30/2015	11.11	0.19	(0.16)	0.03	(0.28)	–	(0.28)
11/30/2014	10.78	0.15	0.45	0.60	(0.27)	–	(0.27)
Class F3
11/30/2018	10.87	0.28	(0.43)	(0.15)	(0.34)	–	(0.34)
4/4/2017 to 11/30/2017(c)	10.84	0.15	0.06	0.21	(0.18)	–	(0.18)
Class I
11/30/2018	10.86	0.28	(0.42)	(0.14)	(0.34)	–	(0.34)
11/30/2017	10.80	0.21	0.12	0.33	(0.27)	–	(0.27)
11/30/2016	10.86	0.21	0.03	0.24	(0.28)	(0.02)	(0.30)
11/30/2015	11.11	0.20	(0.16)	0.04	(0.29)	–	(0.29)
11/30/2014	10.78	0.16	0.45	0.61	(0.28)	–	(0.28)
Class P
11/30/2018	11.00	0.33	(0.46)	(0.13)	(0.35)	–	(0.35)
11/30/2017	10.84	0.16	0.30	0.46	(0.30)	–	(0.30)
11/30/2016	10.90	0.16	0.03	0.19	(0.23)	(0.02)	(0.25)
11/30/2015	11.15	0.16	(0.16)	–	(0.25)	–	(0.25)
11/30/2014	10.82	0.12	0.44	0.56	(0.23)	–	(0.23)

444	See Notes to Financial Statements.

		Ratios to Average Net Assets:			Supplemental Data:
		Total
		expenses
		after
Net		waivers		Net	Net
asset		and/or		invest-	assets,	Portfolio
value,	Total	reimburse-	Total	ment	end of	turnover
end of	return(b)	ments	expenses	income	period	rate
period	(%)	(%)	(%)	(%)	(000)	(%)

$ 10.38	(1.64)	0.62	0.69	2.36	$ 405,998	615
10.87	2.96	0.66	0.86	1.70	460,291	466
10.80	2.00	0.66	0.86	1.65	478,353	556
10.86	0.18	0.66	0.86	1.62	434,185	494
11.11	5.52	0.84	0.85	1.30	399,393	576

10.34	(2.18)	1.25	1.32	1.72	41,820	615
10.82	2.33	1.28	1.48	1.07	66,387	466
10.75	1.36	1.28	1.48	1.03	86,326	556
10.81	(0.45)	1.28	1.48	0.99	80,477	494
11.06	4.89	1.46	1.47	0.68	82,120	576

10.38	(1.54)	0.52	0.60	2.43	128,716	615
10.87	3.07	0.55	0.75	1.78	196,037	466
10.80	2.09	0.55	0.75	1.76	381,062	556
10.86	0.28	0.56	0.76	1.71	397,366	494
11.11	5.63	0.73	0.75	1.40	353,154	576

10.38	(1.38)	0.34	0.41	2.63	237,638	615
10.87	1.99 (d)	0.35 (e)	0.55 (e)	2.14 (e)	300,983	466

10.38	(1.33)	0.39	0.48	2.60	194,836	615
10.86	3.07	0.46	0.66	1.90	190,063	466
10.80	2.20	0.46	0.66	1.88	152,207	556
10.86	0.38	0.46	0.66	1.81	356,372	494
11.11	5.73	0.64	0.65	1.51	407,023	576

10.52	(0.68)	–	–	3.23	– (f)	615
11.00	3.76	0.86	1.05	1.46	– (f)	466
10.84	1.79	0.88	1.08	1.45	12	556
10.90	(0.01)	0.87	1.06	1.42	12	494
11.15	5.26	1.09	1.09	1.06	12	576

See Notes to Financial Statements.	445

Financial Highlights (continued)

CORE FIXED INCOME FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class R2
11/30/2018	$10.87	$0.21	$(0.43)	$(0.22)	$(0.27)	$ –	$(0.27)
11/30/2017	10.80	0.14	0.13	0.27	(0.20)	–	(0.20)
11/30/2016	10.86	0.13	0.04	0.17	(0.21)	(0.02)	(0.23)
11/30/2015	11.12	0.13	(0.16)	(0.03)	(0.23)	–	(0.23)
11/30/2014	10.78	0.10	0.46	0.56	(0.22)	–	(0.22)
Class R3
11/30/2018	10.87	0.22	(0.43)	(0.21)	(0.28)	–	(0.28)
11/30/2017	10.80	0.15	0.14	0.29	(0.22)	–	(0.22)
11/30/2016	10.86	0.15	0.03	0.18	(0.22)	(0.02)	(0.24)
11/30/2015	11.11	0.15	(0.16)	(0.01)	(0.24)	–	(0.24)
11/30/2014	10.78	0.11	0.45	0.56	(0.23)	–	(0.23)
Class R4
11/30/2018	10.87	0.25	(0.43)	(0.18)	(0.31)	–	(0.31)
11/30/2017	10.80	0.18	0.13	0.31	(0.24)	–	(0.24)
11/30/2016	10.86	0.17	0.04	0.21	(0.25)	(0.02)	(0.27)
6/30/2015 to 11/30/2015(g)	10.93	0.08	(0.04)	0.04	(0.11)	–	(0.11)
Class R5
11/30/2018	10.87	0.27	(0.43)	(0.16)	(0.33)	–	(0.33)
11/30/2017	10.80	0.21	0.13	0.34	(0.27)	–	(0.27)
11/30/2016	10.86	0.20	0.04	0.24	(0.28)	(0.02)	(0.30)
6/30/2015 to 11/30/2015(g)	10.93	0.09	(0.04)	0.05	(0.12)	–	(0.12)
Class R6
11/30/2018	10.86	0.28	(0.42)	(0.14)	(0.34)	–	(0.34)
11/30/2017	10.80	0.22	0.12	0.34	(0.28)	–	(0.28)
11/30/2016	10.85	0.22	0.04	0.26	(0.29)	(0.02)	(0.31)
6/30/2015 to 11/30/2015(g)	10.93	0.09	(0.04)	0.05	(0.13)	–	(0.13)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Commenced on April 4, 2017.
(d)	Not annualized.
(e)	Annualized.
(f)	Amount is less than $1,000.
(g)	Commenced on June 30, 2015.

446	See Notes to Financial Statements.

		Ratios to Average Net Assets:						Supplemental Data:
Net asset value, end of period	Total return(b) (%)	Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$10.38	(2.03)	1.02		1.10		1.95		$632	615
10.87	2.56	1.06		1.26		1.28		951	466
10.80	1.59	1.05		1.25		1.22		655	556
10.86	(0.31)	1.05		1.25		1.19		258	494
11.12	5.19	1.25		1.25		0.90		478	576

10.38	(1.94)	0.92		0.99		2.05		11,965	615
10.87	2.67	0.94		1.15		1.38		15,555	466
10.80	1.70	0.95		1.15		1.36		21,240	556
10.86	(0.12)	0.95		1.15		1.33		28,112	494
11.11	5.21	1.13		1.15		1.01		19,276	576

10.38	(1.69)	0.67		0.73		2.34		8,196	615
10.87	2.92	0.72		0.92		1.65		6,544	466
10.80	1.97	0.71		0.91		1.52		815	556
10.86	0.37 (d)	0.69	(e)	0.89	(e)	1.71	(e)	10	494

10.38	(1.44)	0.42		0.48		2.58		811	615
10.87	3.17	0.46		0.66		1.88		802	466
10.80	2.24	0.45		0.65		1.78		327	556
10.86	0.48 (d)	0.43	(e)	0.63	(e)	1.96	(e)	10	494

10.38	(1.28)	0.34		0.41		2.65		42,302	615
10.86	3.19	0.34		0.54		1.99		41,952	466
10.80	2.42	0.34		0.54		1.97		34,585	556
10.85	0.43 (d)	0.37	(e)	0.57	(e)	2.02	(e)	31,887	494

See Notes to Financial Statements.	447

Financial Highlights (continued)

CORE PLUS BOND FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class A
11/30/2018	$15.14	$0.47	$(0.64)	$(0.17)	$(0.56)	$ –	$(0.56)
11/30/2017	15.03	0.40	0.30	0.70	(0.49)	(0.10)	(0.59)
12/2/2015 to 11/30/2016(c)	15.00	0.43	0.14	0.57	(0.54)	–	(0.54)
Class C
11/30/2018	15.15	0.37	(0.64)	(0.27)	(0.46)	–	(0.46)
11/30/2017	15.04	0.30	0.29	0.59	(0.38)	(0.10)	(0.48)
12/2/2015 to 11/30/2016(c)	15.00	0.31	0.15	0.46	(0.42)	–	(0.42)
Class F
11/30/2018	15.14	0.48	(0.64)	(0.16)	(0.57)	–	(0.57)
11/30/2017	15.03	0.42	0.30	0.72	(0.51)	(0.10)	(0.61)
12/2/2015 to 11/30/2016(c)	15.00	0.45	0.13	0.58	(0.55)	–	(0.55)
Class F3
11/30/2018	15.15	0.52	(0.65)	(0.13)	(0.60)	–	(0.60)
4/4/2017 to 11/30/2017(f)	15.08	0.30	0.12	0.42	(0.35)	–	(0.35)
Class I
11/30/2018	15.14	0.50	(0.64)	(0.14)	(0.59)	–	(0.59)
11/30/2017	15.03	0.43	0.30	0.73	(0.52)	(0.10)	(0.62)
12/2/2015 to 11/30/2016(c)	15.00	0.46	0.14	0.60	(0.57)	–	(0.57)
Class R2
11/30/2018	15.14	0.41	(0.64)	(0.23)	(0.50)	–	(0.50)
11/30/2017	15.03	0.34	0.30	0.64	(0.43)	(0.10)	(0.53)
12/2/2015 to 11/30/2016(c)	15.00	0.37	0.14	0.51	(0.48)	–	(0.48)
Class R3
11/30/2018	15.13	0.43	(0.64)	(0.21)	(0.51)	–	(0.51)
11/30/2017	15.03	0.36	0.29	0.65	(0.45)	(0.10)	(0.55)
12/2/2015 to 11/30/2016(c)	15.00	0.39	0.13	0.52	(0.49)	–	(0.49)
Class R4
11/30/2018	15.14	0.46	(0.64)	(0.18)	(0.55)	–	(0.55)
11/30/2017	15.03	0.40	0.29	0.69	(0.48)	(0.10)	(0.58)
12/2/2015 to 11/30/2016(c)	15.00	0.42	0.14	0.56	(0.53)	–	(0.53)

448	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:
Net asset value, end of period	Total return(b) (%)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$14.41	(1.16)		0.68		2.45		3.18		$6,283	468
15.14	4.73		0.68		2.68		2.66		6,390	396
15.03	3.81	(d)	0.68	(e)	2.25	(e)	2.88	(e)	5,366	390

14.42	(1.83)		1.36		3.12		2.51		603	468
15.15	3.98		1.40		3.41		1.95		613	396
15.04	3.09	(d)	1.46	(e)	3.08	(e)	2.07	(e)	259	390

14.41	(1.07)		0.58		2.35		3.28		5,774	468
15.14	4.83		0.58		2.58		2.76		6,010	396
15.03	3.92	(d)	0.58	(e)	2.15	(e)	2.97	(e)	5,119	390

14.42	(0.83)		0.43		2.12		3.46		10	468
15.15	2.71	(d)	0.39	(e)	2.66	(e)	3.01	(e)	10	396

14.41	(0.95)		0.47		2.25		3.40		108	468
15.14	4.94		0.48		2.48		2.86		109	396
15.03	4.02	(d)	0.48	(e)	2.05	(e)	3.08	(e)	104	390

14.41	(1.56)		1.08		2.86		2.77		27	468
15.14	4.31		1.08		3.07		2.24		27	396
15.03	3.41	(d)	1.08	(e)	2.64	(e)	2.47	(e)	26	390

14.41	(1.45)		0.97		2.75		2.88		27	468
15.13	4.42		0.98		2.97		2.35		27	396
15.03	3.51	(d)	0.97	(e)	2.53	(e)	2.57	(e)	26	390

14.41	(1.21)		0.72		2.50		3.13		27	468
15.14	4.68		0.74		2.73		2.58		27	396
15.03	3.76	(d)	0.73	(e)	2.29	(e)	2.81	(e)	26	390

See Notes to Financial Statements.	449

Financial Highlights (continued)

CORE PLUS BOND FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class R5
11/30/2018	$15.14	$0.50	$(0.64)	$(0.14)	$(0.59)	$ –	$(0.59)
11/30/2017	15.03	0.43	0.30	0.73	(0.52)	(0.10)	(0.62)
12/2/2015 to 11/30/2016(c)	15.00	0.46	0.14	0.60	(0.57)	–	(0.57)
Class R6
11/30/2018	15.14	0.50	(0.64)	(0.14)	(0.59)	–	(0.59)
11/30/2017	15.03	0.45	0.30	0.75	(0.54)	(0.10)	(0.64)
12/2/2015 to 11/30/2016(c)	15.00	0.48	0.14	0.62	(0.59)	–	(0.59)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Commenced on December 2, 2015.
(d)	Not annualized.
(e)	Annualized.
(f)	Commenced on April 4, 2017.

450	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:
Net asset value, end of period	Total return(b) (%)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$14.41	(0.97)		0.47		2.25		3.38		$27	468
15.14	4.94		0.48		2.48		2.84		27	396
15.03	4.01	(d)	0.49	(e)	2.05	(e)	3.06	(e)	26	390

14.41	(0.93)		0.44		2.24		3.42		27	468
15.14	5.05		0.37		2.47		2.95		27	396
15.03	4.17	(d)	0.33	(e)	1.96	(e)	3.22	(e)	26	390

See Notes to Financial Statements.	451

Financial Highlights (continued)

CORPORATE BOND FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class A
11/30/2018	$10.06	$0.31	$(0.64)	$(0.33)	$(0.40)	$(0.01)	$(0.41)
4/19/2017 to 11/30/2017(c)	10.00	0.17	0.13	0.30	(0.24)	–	(0.24)
Class C
11/30/2018	10.06	0.23	(0.63)	(0.40)	(0.33)	(0.01)	(0.34)
4/19/2017 to 11/30/2017(c)	10.00	0.13	0.12	0.25	(0.19)	–	(0.19)
Class F
11/30/2018	10.08	0.31	(0.63)	(0.32)	(0.41)	(0.01)	(0.42)
4/19/2017 to 11/30/2017(c)	10.00	0.18	0.14	0.32	(0.24)	–	(0.24)
Class F3
11/30/2018	10.06	0.34	(0.64)	(0.30)	(0.43)	(0.01)	(0.44)
4/19/2017 to 11/30/2017(c)	10.00	0.19	0.13	0.32	(0.26)	–	(0.26)
Class I
11/30/2018	10.06	0.32	(0.63)	(0.31)	(0.42)	(0.01)	(0.43)
4/19/2017 to 11/30/2017(c)	10.00	0.19	0.12	0.31	(0.25)	–	(0.25)
Class R2
11/30/2018	10.06	0.27	(0.64)	(0.37)	(0.36)	(0.01)	(0.37)
4/19/2017 to 11/30/2017(c)	10.00	0.15	0.12	0.27	(0.21)	–	(0.21)
Class R3
11/30/2018	10.06	0.28	(0.64)	(0.36)	(0.37)	(0.01)	(0.38)
4/19/2017 to 11/30/2017(c)	10.00	0.15	0.13	0.28	(0.22)	–	(0.22)
Class R4
11/30/2018	10.06	0.30	(0.63)	(0.33)	(0.40)	(0.01)	(0.41)
4/19/2017 to 11/30/2017(c)	10.00	0.17	0.13	0.30	(0.24)	–	(0.24)
Class R5
11/30/2018	10.06	0.33	(0.64)	(0.31)	(0.42)	(0.01)	(0.43)
4/19/2017 to 11/30/2017(c)	10.00	0.19	0.12	0.31	(0.25)	–	(0.25)
Class R6
11/30/2018	10.06	0.34	(0.64)	(0.30)	(0.43)	(0.01)	(0.44)
4/19/2017 to 11/30/2017(c)	10.00	0.19	0.13	0.32	(0.26)	–	(0.26)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Commenced on April 19, 2017.
(d)	Not annualized.
(e)	Annualized.

452	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:
Net asset value, end of period	Total return(b) (%)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$ 9.32	(3.36)		0.68		4.54		3.17		$ 368	109
10.06	3.01	(d)	0.68	(e)	3.99	(e)	2.80	(e)	311	88

9.32	(4.07)		1.43		5.17		2.39		71	109
10.06	2.52	(d)	1.48	(e)	4.75	(e)	2.02	(e)	102	88

9.34	(3.26)		0.58		4.20		3.21		1,501	109
10.08	3.27	(d)	0.58	(e)	3.82	(e)	2.89	(e)	2,614	88

9.32	(3.07)		0.37		4.28		3.46		1,501	109
10.06	3.20	(d)	0.38	(e)	3.67	(e)	3.10	(e)	1,548	88

9.32	(3.19)		0.48		4.16		3.30		144	109
10.06	3.13	(d)	0.48	(e)	3.78	(e)	3.00	(e)	52	88

9.32	(3.75)		1.08		4.92		2.76		25	109
10.06	2.76	(d)	1.08	(e)	4.38	(e)	2.40	(e)	26	88

9.32	(3.65)		0.98		4.87		2.87		47	109
10.06	2.82	(d)	0.97	(e)	4.20	(e)	2.49	(e)	39	88

9.32	(3.41)		0.73		4.56		3.11		25	109
10.06	2.98	(d)	0.73	(e)	4.00	(e)	2.74	(e)	26	88

9.32	(3.17)		0.48		4.32		3.36		25	109
10.06	3.14	(d)	0.48	(e)	3.79	(e)	2.99	(e)	26	88

9.32	(3.07)		0.37		4.28		3.46		1,501	109
10.06	3.20	(d)	0.38	(e)	3.67	(e)	3.10	(e)	1,548	88

See Notes to Financial Statements.	453

Financial Highlights (continued)

FLOATING RATE FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class A
11/30/2018	$9.18	$0.46	$(0.21)	$ 0.25	$(0.46)	$ –	$(0.46)
11/30/2017	9.17	0.41	0.01	0.42	(0.41)	–	(0.41)
11/30/2016	8.89	0.41	0.28	0.69	(0.41)	–	(0.41)
11/30/2015	9.30	0.40	(0.41)	(0.01)	(0.40)	–	(0.40)
11/30/2014	9.51	0.43	(0.19)	0.24	(0.43)	(0.02)	(0.45)
Class C
11/30/2018	9.18	0.40	(0.20)	0.20	(0.40)	–	(0.40)
11/30/2017	9.17	0.35	0.01	0.36	(0.35)	–	(0.35)
11/30/2016	8.89	0.35	0.28	0.63	(0.35)	–	(0.35)
11/30/2015	9.31	0.34	(0.42)	(0.08)	(0.34)	–	(0.34)
11/30/2014	9.51	0.37	(0.18)	0.19	(0.37)	(0.02)	(0.39)
Class F
11/30/2018	9.17	0.47	(0.21)	0.26	(0.47)	–	(0.47)
11/30/2017	9.16	0.42	0.01	0.43	(0.42)	–	(0.42)
11/30/2016	8.88	0.42	0.28	0.70	(0.42)	–	(0.42)
11/30/2015	9.29	0.41	(0.41)	–	(0.41)	–	(0.41)
11/30/2014	9.50	0.44	(0.19)	0.25	(0.44)	(0.02)	(0.46)
Class F3
11/30/2018	9.19	0.49	(0.22)	0.27	(0.48)	–	(0.48)
4/4/2017 to 11/30/2017(c)	9.23	0.28	(0.04)	0.24	(0.28)	–	(0.28)
Class I
11/30/2018	9.18	0.48	(0.21)	0.27	(0.48)	–	(0.48)
11/30/2017	9.17	0.42	0.02	0.44	(0.43)	–	(0.43)
11/30/2016	8.89	0.43	0.28	0.71	(0.43)	–	(0.43)
11/30/2015	9.31	0.42	(0.42)	–	(0.42)	–	(0.42)
11/30/2014	9.51	0.45	(0.18)	0.27	(0.45)	(0.02)	(0.47)
Class R2
11/30/2018	9.19	0.43	(0.22)	0.21	(0.42)	–	(0.42)
11/30/2017	9.18	0.37	0.01	0.38	(0.37)	–	(0.37)
11/30/2016	8.90	0.37	0.28	0.65	(0.37)	–	(0.37)
11/30/2015	9.31	0.36	(0.41)	(0.05)	(0.36)	–	(0.36)
11/30/2014	9.52	0.40	(0.19)	0.21	(0.40)	(0.02)	(0.42)

454	See Notes to Financial Statements.

		Ratios to Average Net Assets:				Supplemental Data:

Net asset value, end of period	Total return(b) (%)	Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$8.97	2.74	0.79		5.05		$3,653,385	68
9.18	4.65	0.79		4.43		3,530,233	81
9.17	7.95	0.80		4.56		3,003,142	78
8.89	(0.14)	0.80		4.35		2,365,305	77
9.30	2.54	0.80		4.57		2,856,709	91

8.98	2.10	1.43		4.42		1,627,126	68
9.18	3.98	1.44		3.80		1,587,964	81
9.17	7.29	1.43		3.95		1,547,969	78
8.89	(0.88)	1.44		3.72		1,479,103	77
9.31	1.95	1.49		3.89		1,740,187	91

8.96	2.84	0.69		5.17		6,725,819	68
9.17	4.75	0.69		4.52		4,877,793	81
9.16	8.06	0.70		4.64		3,564,772	78
8.88	(0.05)	0.70		4.45		2,073,567	77
9.29	2.64	0.70		4.67		2,387,227	91

8.98	3.00	0.53		5.29		277,822	68
9.19	2.67 (d)	0.54	(e)	4.68	(e)	203,910	81

8.97	2.94	0.59		5.27		2,462,923	68
9.18	4.85	0.60		4.61		1,744,687	81
9.17	8.16	0.60		4.75		605,018	78
8.89	(0.05)	0.60		4.54		366,250	77
9.31	2.85	0.60		4.76		435,250	91

8.98	2.35	1.19		4.68		1,579	68
9.19	4.24	1.20		4.04		1,254	81
9.18	7.53	1.20		4.16		751	78
8.90	(0.53)	1.20		3.95		452	77
9.31	2.14	1.20		4.19		670	91

See Notes to Financial Statements.	455

Financial Highlights (continued)

FLOATING RATE FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class R3
11/30/2018	$9.18	$0.44	$(0.22)	$0.22	$(0.43)	$ –	$(0.43)
11/30/2017	9.17	0.38	0.01	0.39	(0.38)	–	(0.38)
11/30/2016	8.89	0.38	0.28	0.66	(0.38)	–	(0.38)
11/30/2015	9.31	0.37	(0.42)	(0.05)	(0.37)	–	(0.37)
11/30/2014	9.51	0.41	(0.19)	0.22	(0.40)	(0.02)	(0.42)
Class R4
11/30/2018	9.18	0.47	(0.22)	0.25	(0.46)	–	(0.46)
11/30/2017	9.17	0.40	0.01	0.41	(0.40)	–	(0.40)
11/30/2016	8.89	0.41	0.28	0.69	(0.41)	–	(0.41)
6/30/2015 to 11/30/2015(f)	9.21	0.17	(0.32)	(0.15)	(0.17)	–	(0.17)
Class R5
11/30/2018	9.19	0.51	(0.24)	0.27	(0.48)	–	(0.48)
11/30/2017	9.18	0.43	0.01	0.44	(0.43)	–	(0.43)
11/30/2016	8.90	0.43	0.28	0.71	(0.43)	–	(0.43)
6/30/2015 to 11/30/2015(f)	9.22	0.18	(0.32)	(0.14)	(0.18)	–	(0.18)
Class R6
11/30/2018	9.19	0.49	(0.22)	0.27	(0.48)	–	(0.48)
11/30/2017	9.18	0.43	0.01	0.44	(0.43)	–	(0.43)
11/30/2016	8.90	0.44	0.27	0.71	(0.43)	–	(0.43)
6/30/2015 to 11/30/2015(f)	9.22	0.17	(0.31)	(0.14)	(0.18)	–	(0.18)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Commenced on April 4, 2017.
(d)	Not annualized.
(e)	Annualized.
(f)	Commenced on June 30, 2015.

456	See Notes to Financial Statements.

			Ratios to Average Net Assets:				Supplemental Data:

Net asset value, end of period	Total return(b) (%)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$8.97	2.45		1.09		4.78		$52,978	68
9.18	4.35		1.10		4.15		43,115	81
9.17	7.64		1.10		4.28		34,215	78
8.89	(0.54)		1.10		4.06		26,232	77
9.31	2.35		1.10		4.32		27,205	91

8.97	2.70		0.85		5.16		21,747	68
9.18	4.60		0.84		4.37		5,134	81
9.17	7.90		0.85		4.45		2,302	78
8.89	(1.69	)(d)	0.81	(e)	4.36	(e)	10	77

8.98	2.96		0.60		5.62		44,385	68
9.19	4.87		0.60		4.65		2,542	81
9.18	8.18		0.60		4.77		303	78
8.90	(1.57	)(d)	0.56	(e)	4.62	(e)	10	77

8.98	3.01		0.53		5.35		63,275	68
9.19	4.93		0.54		4.70		36,295	81
9.18	8.24		0.54		4.84		12,047	78
8.90	(1.56	)(d)	0.56	(e)	4.61	(e)	8,144	77

See Notes to Financial Statements.	457

Financial Highlights (continued)

HIGH YIELD FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net Investment income	Net realized gain	Total distri- butions
Class A
11/30/2018	$7.71	$0.41	$(0.56)	$(0.15)	$(0.43)	$ –	$(0.43)
11/30/2017	7.41	0.42	0.32	0.74	(0.44)	–	(0.44)
11/30/2016	7.10	0.42	0.33	0.75	(0.44)	–	(0.44)
11/30/2015	7.79	0.39	(0.49)	(0.10)	(0.42)	(0.17)	(0.59)
11/30/2014	8.05	0.43	0.04	0.47	(0.46)	(0.27)	(0.73)
Class C
11/30/2018	7.67	0.36	(0.56)	(0.20)	(0.38)	–	(0.38)
11/30/2017	7.38	0.37	0.30	0.67	(0.38)	–	(0.38)
11/30/2016	7.07	0.37	0.33	0.70	(0.39)	–	(0.39)
11/30/2015	7.75	0.34	(0.48)	(0.14)	(0.37)	(0.17)	(0.54)
11/30/2014	8.01	0.38	0.04	0.42	(0.41)	(0.27)	(0.68)
Class F
11/30/2018	7.70	0.42	(0.56)	(0.14)	(0.44)	–	(0.44)
11/30/2017	7.41	0.42	0.31	0.73	(0.44)	–	(0.44)
11/30/2016	7.09	0.43	0.33	0.76	(0.44)	–	(0.44)
11/30/2015	7.78	0.40	(0.49)	(0.09)	(0.43)	(0.17)	(0.60)
11/30/2014	8.04	0.43	0.05	0.48	(0.47)	(0.27)	(0.74)
Class F3
11/30/2018	7.75	0.43	(0.56)	(0.13)	(0.46)	–	(0.46)
4/4/2017 to 11/30/2017(c)	7.65	0.28	0.12	0.40	(0.30)	–	(0.30)
Class I
11/30/2018	7.74	0.43	(0.56)	(0.13)	(0.45)	–	(0.45)
11/30/2017	7.45	0.44	0.30	0.74	(0.45)	–	(0.45)
11/30/2016	7.13	0.44	0.33	0.77	(0.45)	–	(0.45)
11/30/2015	7.82	0.41	(0.49)	(0.08)	(0.44)	(0.17)	(0.61)
11/30/2014	8.08	0.44	0.05	0.49	(0.48)	(0.27)	(0.75)
Class P
11/30/2018	7.82	0.40	(0.57)	(0.17)	(0.42)	–	(0.42)
11/30/2017	7.52	0.40	0.32	0.72	(0.42)	–	(0.42)
11/30/2016	7.20	0.41	0.34	0.75	(0.43)	–	(0.43)
11/30/2015	7.89	0.38	(0.49)	(0.11)	(0.41)	(0.17)	(0.58)
11/30/2014	8.16	0.42	0.03	0.45	(0.45)	(0.27)	(0.72)

458	See Notes to Financial Statements.

		Ratios to Average Net Assets:						Supplemental Data:
Net asset value, end of period	Total return(b) (%)	Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$7.13	(2.03)	0.90		0.90		5.48		$1,126,386	107
7.71	10.13	0.89		0.89		5.48		1,576,504	93
7.41	10.93	0.92		0.92		5.88		1,580,591	104
7.10	(1.38)	0.93		0.93		5.24		1,156,411	93
7.79	6.06	0.94		0.94		5.42		922,139	102

7.09	(2.70)	1.55		1.55		4.84		410,469	107
7.67	9.28	1.57		1.57		4.81		515,964	93
7.38	10.24	1.57		1.57		5.25		463,517	104
7.07	(1.91)	1.59		1.59		4.62		335,484	93
7.75	5.38	1.59		1.59		4.78		345,738	102

7.12	(1.95)	0.80		0.80		5.58		2,082,549	107
7.70	10.09	0.79		0.79		5.54		2,011,192	93
7.41	11.19	0.81		0.81		5.96		1,571,281	104
7.09	(1.29)	0.84		0.84		5.33		734,257	93
7.78	6.16	0.85		0.85		5.47		602,252	102

7.16	(1.85)	0.60		0.60		5.77		507,646	107
7.75	5.28 (d)	0.62	(e)	0.62	(e)	5.45	(e)	449,538	93

7.16	(1.82)	0.70		0.70		5.66		1,412,203	107
7.74	10.19	0.69		0.69		5.70		1,725,003	93
7.45	11.29	0.72		0.72		6.11		1,707,793	104
7.13	(1.14)	0.74		0.74		5.47		1,909,422	93
7.82	6.27	0.75		0.75		5.57		2,259,001	102

7.23	(2.29)	1.15		1.15		5.24		333	107
7.82	9.81	1.15		1.15		5.16		478	93
7.52	10.76	1.17		1.17		5.71		47	104
7.20	(1.52)	1.18		1.18		5.01		275	93
7.89	5.68	1.19		1.19		5.20		1,603	102

See Notes to Financial Statements.	459

Financial Highlights (continued)

HIGH YIELD FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class R2
11/30/2018	$7.76	$0.38	$(0.57)	$(0.19)	$(0.40)	$ –	$(0.40)
11/30/2017	7.46	0.39	0.32	0.71	(0.41)	–	(0.41)
11/30/2016	7.15	0.40	0.32	0.72	(0.41)	–	(0.41)
11/30/2015	7.83	0.37	(0.49)	(0.12)	(0.39)	(0.17)	(0.56)
11/30/2014	8.10	0.40	0.03	0.43	(0.43)	(0.27)	(0.70)
Class R3
11/30/2018	7.75	0.39	(0.56)	(0.17)	(0.41)	–	(0.41)
11/30/2017	7.46	0.40	0.31	0.71	(0.42)	–	(0.42)
11/30/2016	7.14	0.41	0.33	0.74	(0.42)	–	(0.42)
11/30/2015	7.83	0.37	(0.49)	(0.12)	(0.40)	(0.17)	(0.57)
11/30/2014	8.10	0.41	0.03	0.44	(0.44)	(0.27)	(0.71)
Class R4
11/30/2018	7.71	0.41	(0.57)	(0.16)	(0.43)	–	(0.43)
11/30/2017	7.41	0.41	0.32	0.73	(0.43)	–	(0.43)
11/30/2016	7.10	0.43	0.32	0.75	(0.44)	–	(0.44)
6/30/2015 to 11/30/2015(f)	7.54	0.16	(0.43)	(0.27)	(0.17)	–	(0.17)
Class R5
11/30/2018	7.74	0.43	(0.57)	(0.14)	(0.45)	–	(0.45)
11/30/2017	7.44	0.43	0.32	0.75	(0.45)	–	(0.45)
11/30/2016	7.13	0.45	0.32	0.77	(0.46)	–	(0.46)
6/30/2015 to 11/30/2015(f)	7.57	0.17	(0.43)	(0.26)	(0.18)	–	(0.18)
Class R6
11/30/2018	7.75	0.43	(0.56)	(0.13)	(0.46)	–	(0.46)
11/30/2017	7.45	0.44	0.32	0.76	(0.46)	–	(0.46)
11/30/2016	7.13	0.45	0.33	0.78	(0.46)	–	(0.46)
6/30/2015 to 11/30/2015(f)	7.57	0.18	(0.44)	(0.26)	(0.18)	–	(0.18)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Commenced on April 4, 2017.
(d)	Not annualized.
(e)	Annualized.
(f)	Commenced on June 30, 2015.

460	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:
Net asset value, end of period	Total return(b) (%)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$7.17	(2.50)		1.29		1.29		5.10		$ 14,435	107
7.76	9.68		1.29		1.29		5.09		14,837	93
7.46	10.49		1.32		1.32		5.53		11,145	104
7.15	(1.58)		1.34		1.34		4.88		5,170	93
7.83	5.52		1.34		1.34		5.06		4,742	102

7.17	(2.28)		1.20		1.20		5.20		107,532	107
7.75	9.64		1.19		1.19		5.18		91,021	93
7.46	10.75		1.22		1.22		5.64		71,552	104
7.14	(1.62)		1.24		1.24		4.98		45,822	93
7.83	5.63		1.24		1.24		5.14		35,169	102

7.12	(2.21)		0.95		0.95		5.45		91,526	107
7.71	10.09		0.95		0.95		5.38		67,741	93
7.41	10.91		0.97		0.97		5.87		20,934	104
7.10	(3.58	)(d)	1.01	(e)	1.04	(e)	5.31	(e)	328	93

7.15	(1.94)		0.70		0.70		5.70		266,231	107
7.74	10.34		0.71		0.71		5.56		264,638	93
7.44	11.16		0.72		0.72		6.11		11,010	104
7.13	(3.46	)(d)	0.75	(e)	0.75	(e)	5.50	(e)	10	93

7.16	(1.84)		0.60		0.61		5.78		451,009	107
7.75	10.42		0.61		0.61		5.67		381,440	93
7.45	11.26		0.62		0.62		6.24		75,756	104
7.13	(3.30	)(d)	0.63	(e)	0.65	(e)	5.83	(e)	14,054	93

See Notes to Financial Statements.	461

Financial Highlights (continued)

INCOME FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class A
11/30/2018	$2.86	$0.10	$(0.18)	$(0.08)	$(0.11)	$–	$(0.11)
11/30/2017	2.76	0.09	0.11	0.20	(0.10)	–	(0.10)
11/30/2016	2.71	0.10	0.07	0.17	(0.12)	–	(0.12)
11/30/2015	2.92	0.10	(0.17)	(0.07)	(0.13)	(0.01)	(0.14)
11/30/2014	2.87	0.11	0.12	0.23	(0.14)	(0.04)	(0.18)
Class C
11/30/2018	2.87	0.08	(0.16)	(0.08)	(0.10)	–	(0.10)
11/30/2017	2.78	0.07	0.10	0.17	(0.08)	–	(0.08)
11/30/2016	2.72	0.08	0.07	0.15	(0.09)	–	(0.09)
11/30/2015	2.93	0.09	(0.18)	(0.09)	(0.11)	(0.01)	(0.12)
11/30/2014	2.88	0.09	0.12	0.21	(0.12)	(0.04)	(0.16)
Class F
11/30/2018	2.86	0.10	(0.17)	(0.07)	(0.12)	–	(0.12)
11/30/2017	2.76	0.09	0.11	0.20	(0.10)	–	(0.10)
11/30/2016	2.71	0.10	0.06	0.16	(0.11)	–	(0.11)
11/30/2015	2.92	0.11	(0.18)	(0.07)	(0.13)	(0.01)	(0.14)
11/30/2014	2.87	0.11	0.12	0.23	(0.14)	(0.04)	(0.18)
Class F3
11/30/2018	2.86	0.10	(0.17)	(0.07)	(0.12)	–	(0.12)
4/4/2017 to 11/30/2017(c)	2.82	0.06	0.05	0.11	(0.07)	–	(0.07)
Class I
11/30/2018	2.86	0.10	(0.17)	(0.07)	(0.12)	–	(0.12)
11/30/2017	2.76	0.09	0.12	0.21	(0.11)	–	(0.11)
11/30/2016	2.71	0.10	0.07	0.17	(0.12)	–	(0.12)
11/30/2015	2.92	0.11	(0.18)	(0.07)	(0.13)	(0.01)	(0.14)
11/30/2014	2.87	0.12	0.11	0.23	(0.14)	(0.04)	(0.18)
Class R2
11/30/2018	2.88	0.09	(0.17)	(0.08)	(0.10)	–	(0.10)
11/30/2017	2.79	0.08	0.10	0.18	(0.09)	–	(0.09)
11/30/2016	2.73	0.09	0.07	0.16	(0.10)	–	(0.10)
11/30/2015	2.95	0.09	(0.18)	(0.09)	(0.12)	(0.01)	(0.13)
11/30/2014	2.90	0.10	0.12	0.22	(0.13)	(0.04)	(0.17)

462	See Notes to Financial Statements.

		Ratios to Average Net Assets:						Supplemental Data:
Net asset value, end of period	Total return(b) (%)	Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$2.67	(2.78)	0.77		0.81		3.46		$836,525	117
2.86	7.33	0.78		0.89		3.03		918,917	205
2.76	6.06	0.78		0.90		3.56		907,733	192
2.71	(2.46)	0.78		0.90		3.69		1,017,019	163
2.92	8.36	0.78		0.88		3.80		1,152,324	212

2.69	(3.00)	1.39		1.43		2.82		166,762	117
2.87	6.28	1.40		1.51		2.42		230,293	205
2.78	5.77	1.41		1.53		2.94		253,848	192
2.72	(3.05)	1.42		1.54		3.06		282,552	163
2.93	7.65	1.43		1.53		3.16		316,854	212

2.67	(2.33)	0.67		0.71		3.55		434,593	117
2.86	7.43	0.68		0.79		3.10		454,740	205
2.76	6.16	0.68		0.80		3.64		413,167	192
2.71	(2.37)	0.68		0.80		3.78		447,867	163
2.92	8.46	0.68		0.78		3.86		437,545	212

2.67	(2.51)	0.47		0.51		3.75		394,646	117
2.86	3.99 (d)	0.46	(e)	0.60	(e)	3.25	(e)	274,355	205

2.67	(2.59)	0.57		0.60		3.66		165,736	117
2.86	7.54	0.58		0.69		3.22		166,989	205
2.76	6.27	0.58		0.70		3.75		92,523	192
2.71	(2.27)	0.58		0.70		3.88		107,266	163
2.92	8.57	0.58		0.68		3.98		132,086	212

2.70	(2.76)	1.17		1.21		3.05		1,667	117
2.88	6.49	1.18		1.29		2.64		2,008	205
2.79	5.99	1.19		1.31		3.23		2,202	192
2.73	(3.13)	1.18		1.30		3.30		4,562	163
2.95	7.90	1.18		1.28		3.39		4,704	212

See Notes to Financial Statements.	463

Financial Highlights (continued)

INCOME FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class R3
11/30/2018	$2.87	$0.09	$(0.18)	$(0.09)	$(0.10)	$–	$(0.10)
11/30/2017	2.77	0.08	0.11	0.19	(0.09)	–	(0.09)
11/30/2016	2.72	0.09	0.06	0.15	(0.10)	–	(0.10)
11/30/2015	2.93	0.10	(0.18)	(0.08)	(0.12)	(0.01)	(0.13)
11/30/2014	2.88	0.10	0.12	0.22	(0.13)	(0.04)	(0.17)
Class R4
11/30/2018	2.86	0.10	(0.18)	(0.08)	(0.11)	–	(0.11)
11/30/2017	2.77	0.08	0.11	0.19	(0.10)	–	(0.10)
11/30/2016	2.71	0.09	0.08	0.17	(0.11)	–	(0.11)
6/30/2015 to 11/30/2015(f)	2.81	0.04	(0.09)	(0.05)	(0.05)	–	(0.05)
Class R5
11/30/2018	2.86	0.10	(0.16)	(0.06)	(0.12)	–	(0.12)
11/30/2017	2.76	0.09	0.12	0.21	(0.11)	–	(0.11)
11/30/2016	2.71	0.10	0.07	0.17	(0.12)	–	(0.12)
6/30/2015 to 11/30/2015(f)	2.81	0.05	(0.10)	(0.05)	(0.05)	–	(0.05)
Class R6
11/30/2018	2.86	0.10	(0.17)	(0.07)	(0.12)	–	(0.12)
11/30/2017	2.76	0.09	0.12	0.21	(0.11)	–	(0.11)
11/30/2016	2.71	0.11	0.06	0.17	(0.12)	–	(0.12)
6/30/2015 to 11/30/2015(f)	2.81	0.05	(0.09)	(0.04)	(0.06)	–	(0.06)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Commenced on April 4, 2017.
(d)	Not annualized.
(e)	Annualized.
(f)	Commenced on June 30, 2015.

464	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:
Net asset value, end of period	Total return(b) (%)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$2.68	(3.05)		1.07		1.11		3.16		$50,016	117
2.87	7.00		1.08		1.19		2.74		53,025	205
2.77	5.73		1.08		1.20		3.27		54,918	192
2.72	(2.73)		1.08		1.20		3.40		60,809	163
2.93	8.04		1.08		1.18		3.49		50,081	212

2.67	(2.83)		0.82		0.85		3.44		5,363	117
2.86	6.89		0.83		0.94		2.98		3,117	205
2.77	6.39		0.83		0.94		3.25		1,459	192
2.71	(1.75	)(d)	0.84	(e)	0.97	(e)	3.72	(e)	10	163

2.68	(2.23)		0.58		0.62		3.54		4,048	117
2.86	7.55		0.57		0.70		3.21		15,926	205
2.76	6.28		0.58		0.69		3.51		198	192
2.71	(1.64	)(d)	0.58	(e)	0.71	(e)	3.98	(e)	10	163

2.67	(2.50)		0.47		0.51		3.77		33,975	117
2.86	7.66		0.47		0.59		3.31		19,714	205
2.76	6.38		0.47		0.59		3.90		3,457	192
2.71	(1.60	)(d)	0.47	(e)	0.63	(e)	4.14	(e)	5,098	163

See Notes to Financial Statements.	465

Financial Highlights (continued)

INFLATION FOCUSED FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Total distri- butions	Net asset value, end of period
Class A
11/30/2018	$11.88	$0.29	$(0.17)	$ 0.12	$(0.45)	$(0.45)	$11.55
11/30/2017	12.18	0.24	(0.09)	0.15	(0.45)	–	11.88
11/30/2016	12.27	0.29	0.14	0.43	(0.52)	–	12.18
11/30/2015	13.33	0.28	(0.82)	(0.54)	(0.52)	–	12.27
11/30/2014	14.18	0.29	(0.63)	(0.34)	(0.51)	–	13.33
Class C
11/30/2018	11.90	0.22	(0.18)	0.04	(0.37)	(0.37)	11.57
11/30/2017	12.20	0.16	(0.08)	0.08	(0.38)	–	11.90
11/30/2016	12.29	0.22	0.14	0.36	(0.45)	–	12.20
11/30/2015	13.35	0.20	(0.82)	(0.62)	(0.44)	–	12.29
11/30/2014	14.21	0.19	(0.63)	(0.44)	(0.42)	–	13.35
Class F
11/30/2018	11.89	0.31	(0.17)	0.14	(0.46)	(0.46)	11.57
11/30/2017	12.19	0.25	(0.09)	0.16	(0.46)	–	11.89
11/30/2016	12.28	0.30	0.14	0.44	(0.53)	–	12.19
11/30/2015	13.34	0.29	(0.82)	(0.53)	(0.53)	–	12.28
11/30/2014	14.20	0.30	(0.63)	(0.33)	(0.53)	–	13.34
Class F3
11/30/2018	11.88	0.33	(0.18)	0.15	(0.48)	(0.48)	11.55
4/4/2017 to 11/30/2017(c)	12.17	0.19	(0.15)	0.04	(0.33)	–	11.88
Class I
11/30/2018	11.89	0.32	(0.18)	0.14	(0.47)	(0.47)	11.56
11/30/2017	12.18	0.26	(0.07)	0.19	(0.48)	–	11.89
11/30/2016	12.27	0.30	0.15	0.45	(0.54)	–	12.18
11/30/2015	13.33	0.30	(0.82)	(0.52)	(0.54)	–	12.27
11/30/2014	14.18	0.31	(0.62)	(0.31)	(0.54)	–	13.33
Class R2
11/30/2018	11.87	0.24	(0.16)	0.08	(0.40)	(0.40)	11.55
11/30/2017	12.17	0.19	(0.09)	0.10	(0.40)	–	11.87
11/30/2016	12.26	0.24	0.14	0.38	(0.47)	–	12.17
11/30/2015	13.32	0.23	(0.82)	(0.59)	(0.47)	–	12.26
11/30/2014	14.18	0.24	(0.64)	(0.40)	(0.46)	–	13.32

466	See Notes to Financial Statements.

	Ratios to Average Net Assets:						Supplemental Data:
Total return(b) (%)	Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

0.95	0.69		0.69		2.48		$171,109	108
1.27	0.75		0.81		1.98		179,371	64
3.69	0.75		0.92		2.41		276,490	79
(4.13)	0.75		0.96		2.19		359,137	62
(2.47)	0.75		0.83		2.04		438,684	79

0.30	1.34		1.35		1.84		49,435	108
0.63	1.39		1.45		1.32		47,475	64
3.06	1.37		1.54		1.81		45,158	79
(4.71)	1.38		1.59		1.57		63,659	62
(3.20)	1.45		1.54		1.36		100,136	79

1.14	0.58		0.59		2.60		489,043	108
1.36	0.65		0.70		2.04		328,360	64
3.79	0.65		0.81		2.49		187,277	79
(4.03)	0.65		0.86		2.28		152,173	62
(2.44)	0.65		0.75		2.15		324,163	79

1.25	0.39		0.43		2.80		22,597	108
0.33 (d)	0.38	(e)	0.53	(e)	2.47	(e)	13,427	64

1.16	0.48		0.49		2.71		661,340	108
1.47	0.55		0.60		2.17		511,535	64
3.98	0.55		0.69		2.56		349,882	79
(3.94)	0.55		0.77		2.38		144,557	62
(2.27)	0.55		0.64		2.25		84,472	79

0.64	1.10		1.11		2.07		201	108
0.87	1.15		1.20		1.55		286	64
3.28	1.15		1.32		2.02		191	79
(4.51)	1.15		1.36		1.79		345	62
(2.92)	1.15		1.25		1.68		319	79

See Notes to Financial Statements.	467

Financial Highlights (continued)

INFLATION FOCUSED FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Total distri- butions	Net asset value, end of period
Class R3
11/30/2018	$11.88	$0.26	$(0.17)	$ 0.09	$(0.41)	$(0.41)	$11.56
11/30/2017	12.18	0.20	(0.08)	0.12	(0.42)	–	11.88
11/30/2016	12.27	0.25	0.14	0.39	(0.48)	–	12.18
11/30/2015	13.33	0.24	(0.82)	(0.58)	(0.48)	–	12.27
11/30/2014	14.18	0.25	(0.63)	(0.38)	(0.47)	–	13.33
Class R4
11/30/2018	11.88	0.30	(0.18)	0.12	(0.44)	(0.44)	11.56
11/30/2017	12.18	0.24	(0.09)	0.15	(0.45)	–	11.88
11/30/2016	12.27	0.27	0.15	0.42	(0.51)	–	12.18
6/30/2015 to 11/30/2015(f)	12.87	0.11	(0.50)	(0.39)	(0.21)	–	12.27
Class R5
11/30/2018	11.88	0.33	(0.19)	0.14	(0.47)	(0.47)	11.55
11/30/2017	12.18	0.26	(0.08)	0.18	(0.48)	–	11.88
11/30/2016	12.27	0.31	0.14	0.45	(0.54)	–	12.18
6/30/2015 to 11/30/2015(f)	12.87	0.12	(0.50)	(0.38)	(0.22)	–	12.27
Class R6
11/30/2018	11.88	0.33	(0.17)	0.16	(0.48)	(0.48)	11.56
11/30/2017	12.18	0.28	(0.08)	0.20	(0.50)	–	11.88
11/30/2016	12.27	0.33	0.14	0.47	(0.56)	–	12.18
6/30/2015 to 11/30/2015(f)	12.87	0.13	(0.50)	(0.37)	(0.23)	–	12.27

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Commenced on April 4, 2017.
(d)	Not annualized.
(e)	Annualized.
(f)	Commenced on June 30, 2015.

468	See Notes to Financial Statements.

		Ratios to Average Net Assets:						Supplemental Data:
Total return(b) (%)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

0.74		0.99		1.00		2.17		$111	108
0.97		1.05		1.11		1.65		175	64
3.39		1.05		1.21		2.13		283	79
(4.41)		1.05		1.26		1.90		278	62
(2.75)		1.05		1.15		1.78		202	79

1.00		0.73		0.73		2.52		2,006	108
1.22		0.80		0.84		2.05		735	64
3.63		0.78		0.91		2.23		110	79
(3.02	)(d)	0.81	(e)	1.06	(e)	2.11	(e)	10	62

1.17		0.47		0.48		2.83		144	108
1.48		0.55		0.59		2.19		33	64
3.89		0.55		0.68		2.59		10	79
(2.92	)(d)	0.55	(e)	0.81	(e)	2.38	(e)	10	62

1.34		0.39		0.43		2.81		54,549	108
1.67		0.37		0.52		2.37		33,747	64
4.09		0.37		0.52		2.78		10	79
(2.87	)(d)	0.43	(e)	0.55	(e)	2.50	(e)	10	62

See Notes to Financial Statements.	469

Financial Highlights (continued)

SHORT DURATION CORE BOND FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:

	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized loss	Total from investment operations	Net invest- ment income
Class A
11/30/2018	$9.92	$0.22	$(0.12)	$0.10	$(0.30)
4/19/2017 to 11/30/2017(c)	10.00	0.09	(0.02)	0.07	(0.15)
Class C
11/30/2018	9.92	0.14	(0.11)	0.03	(0.23)
4/19/2017 to 11/30/2017(c)	10.00	0.04	(0.02)	0.02	(0.10)
Class F
11/30/2018	9.92	0.23	(0.12)	0.11	(0.31)
4/19/2017 to 11/30/2017(c)	10.00	0.09	(0.01)	0.08	(0.16)
Class F3
11/30/2018	9.92	0.24	(0.11)	0.13	(0.33)
4/19/2017 to 11/30/2017(c)	10.00	0.11	(0.02)	0.09	(0.17)
Class I
11/30/2018	9.92	0.24	(0.13)	0.11	(0.32)
4/19/2017 to 11/30/2017(c)	10.00	0.10	(0.02)	0.08	(0.16)
Class R2
11/30/2018	9.92	0.18	(0.12)	0.06	(0.26)
4/19/2017 to 11/30/2017(c)	10.00	0.06	(0.01)	0.05	(0.13)
Class R3
11/30/2018	9.92	0.19	(0.12)	0.07	(0.27)
4/19/2017 to 11/30/2017(c)	10.00	0.07	(0.02)	0.05	(0.13)
Class R4
11/30/2018	9.92	0.21	(0.11)	0.10	(0.30)
4/19/2017 to 11/30/2017(c)	10.00	0.08	(0.01)	0.07	(0.15)
Class R5
11/30/2018	9.92	0.23	(0.11)	0.12	(0.32)
4/19/2017 to 11/30/2017(c)	10.00	0.10	(0.02)	0.08	(0.16)
Class R6
11/30/2018	9.92	0.24	(0.11)	0.13	(0.33)
4/19/2017 to 11/30/2017(c)	10.00	0.11	(0.02)	0.09	(0.17)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Commenced on April 19, 2017.
(d)	Not annualized.
(e)	Annualized.

470	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:

Net asset value, end of period	Total return(b) (%)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net investment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$9.72	1.04		0.60		3.11		2.21		$3,844	177
9.92	0.70	(d)	0.60	(e)	3.42	(e)	1.43	(e)	1,775	216

9.72	0.27		1.39		3.88		1.42		1,083	177
9.92	0.22	(d)	1.37	(e)	4.11	(e)	0.70	(e)	806	216

9.72	1.14		0.50		3.00		2.32		4,212	177
9.92	0.77	(d)	0.50	(e)	3.37	(e)	1.52	(e)	1,894	216

9.72	1.34		0.32		2.87		2.47		1,533	177
9.92	0.89	(d)	0.30	(e)	3.25	(e)	1.71	(e)	1,513	216

9.71	1.14		0.40		2.88		2.42		127	177
9.92	0.83	(d)	0.40	(e)	3.35	(e)	1.61	(e)	50	216

9.72	0.65		1.00		3.47		1.79		25	177
9.92	0.47	(d)	1.00	(e)	3.94	(e)	1.00	(e)	25	216

9.72	0.75		0.90		3.42		1.92		49	177
9.92	0.53	(d)	0.90	(e)	3.84	(e)	1.09	(e)	25	216

9.72	1.00		0.65		3.13		2.14		25	177
9.92	0.68	(d)	0.65	(e)	3.56	(e)	1.35	(e)	25	216

9.72	1.25		0.40		2.88		2.39		26	177
9.92	0.83	(d)	0.40	(e)	3.34	(e)	1.60	(e)	25	216

9.72	1.34		0.32		2.87		2.48		1,653	177
9.92	0.89	(d)	0.30	(e)	3.25	(e)	1.71	(e)	1,513	216

See Notes to Financial Statements.	471

Financial Highlights (continued)

SHORT DURATION INCOME FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class A
11/30/2018	$4.26	$0.11	$(0.07)	$0.04	$(0.16)	$–	$(0.16)
11/30/2017	4.31	0.09	0.02	0.11	(0.16)	–	(0.16)
11/30/2016	4.35	0.11	0.02	0.13	(0.17)	–	(0.17)
11/30/2015	4.50	0.10	(0.08)	0.02	(0.17)	–	(0.17)
11/30/2014	4.57	0.10	0.01	0.11	(0.17)	(0.01)	(0.18)
Class C
11/30/2018	4.29	0.09	(0.08)	0.01	(0.13)	–	(0.13)
11/30/2017	4.34	0.07	0.01	0.08	(0.13)	–	(0.13)
11/30/2016	4.38	0.08	0.02	0.10	(0.14)	–	(0.14)
11/30/2015	4.53	0.07	(0.08)	(0.01)	(0.14)	–	(0.14)
11/30/2014	4.60	0.07	0.01	0.08	(0.14)	(0.01)	(0.15)
Class F
11/30/2018	4.26	0.12	(0.08)	0.04	(0.16)	–	(0.16)
11/30/2017	4.31	0.10	0.01	0.11	(0.16)	–	(0.16)
11/30/2016	4.35	0.11	0.02	0.13	(0.17)	–	(0.17)
11/30/2015	4.50	0.11	(0.08)	0.03	(0.18)	–	(0.18)
11/30/2014	4.57	0.11	–	0.11	(0.17)	(0.01)	(0.18)
Class F3
11/30/2018	4.26	0.12	(0.07)	0.05	(0.17)	–	(0.17)
4/4/2017 to 11/30/2017(c)	4.30	0.07	–	0.07	(0.11)	–	(0.11)
Class I
11/30/2018	4.25	0.12	(0.06)	0.06	(0.17)	–	(0.17)
11/30/2017	4.31	0.10	0.01	0.11	(0.17)	–	(0.17)
11/30/2016	4.35	0.12	0.02	0.14	(0.18)	–	(0.18)
11/30/2015	4.50	0.11	(0.08)	0.03	(0.18)	–	(0.18)
11/30/2014	4.57	0.11	0.01	0.12	(0.18)	(0.01)	(0.19)
Class R2
11/30/2018	4.26	0.10	(0.08)	0.02	(0.14)	–	(0.14)
11/30/2017	4.31	0.08	0.01	0.09	(0.14)	–	(0.14)
11/30/2016	4.35	0.09	0.02	0.11	(0.15)	–	(0.15)
11/30/2015	4.50	0.08	(0.08)	–	(0.15)	–	(0.15)
11/30/2014	4.58	0.08	–	0.08	(0.15)	(0.01)	(0.16)

472	See Notes to Financial Statements.

			Ratios to Average Net Assets:				Supplemental Data:

Net asset value, end of period	Total return(b) (%)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$4.14	0.96		0.59		2.70		$8,735,221	71
4.26	2.55		0.59		2.19		10,697,423	67
4.31	3.06		0.60		2.49		11,099,295	50
4.35	0.46		0.60		2.29		11,609,287	59
4.50	2.30		0.59		2.23		13,157,575	60

4.17	0.35		1.23		2.07		4,912,225	71
4.29	1.91		1.23		1.55		6,129,077	67
4.34	2.42		1.23		1.86		6,759,399	50
4.38	(0.16)		1.25		1.65		7,143,036	59
4.53	1.63		1.26		1.57		8,058,228	60

4.14	1.06		0.49		2.80		15,833,169	71
4.26	2.65		0.49		2.28		14,906,190	67
4.31	3.15		0.50		2.58		12,884,113	50
4.35	0.57		0.50		2.39		11,321,563	59
4.50	2.40		0.49		2.33		12,099,079	60

4.14	1.22		0.32		2.95		3,709,795	71
4.26	1.62	(d)	0.33	(e)	2.55	(e)	2,914,992	67

4.14	1.40		0.39		2.90		7,315,707	71
4.25	2.51		0.39		2.37		7,091,069	67
4.31	3.26		0.39		2.68		5,771,458	50
4.35	0.66		0.40		2.48		4,487,861	59
4.50	2.50		0.39		2.42		4,461,188	60

4.14	0.56		0.99		2.30		20,433	71
4.26	2.14		0.99		1.79		27,492	67
4.31	2.66		1.00		2.09		28,476	50
4.35	0.07		1.00		1.90		21,602	59
4.50	1.68		0.99		1.84		19,241	60

See Notes to Financial Statements.	473

Financial Highlights (continued)

SHORT DURATION INCOME FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class R3
11/30/2018	$4.26	$0.10	$(0.07)	$ 0.03	$(0.15)	$–	$(0.15)
11/30/2017	4.31	0.08	0.02	0.10	(0.15)	–	(0.15)
11/30/2016	4.35	0.10	0.02	0.12	(0.16)	–	(0.16)
11/30/2015	4.50	0.09	(0.08)	0.01	(0.16)	–	(0.16)
11/30/2014	4.58	0.09	(0.01)	0.08	(0.15)	(0.01)	(0.16)
Class R4
11/30/2018	4.27	0.11	(0.07)	0.04	(0.16)	–	(0.16)
11/30/2017	4.32	0.09	0.02	0.11	(0.16)	–	(0.16)
11/30/2016	4.36	0.10	0.03	0.13	(0.17)	–	(0.17)
6/30/2015 to 11/30/2015(f)	4.44	0.04	(0.05)	(0.01)	(0.07)	–	(0.07)
Class R5
11/30/2018	4.25	0.12	(0.07)	0.05	(0.17)	–	(0.17)
11/30/2017	4.30	0.10	0.02	0.12	(0.17)	–	(0.17)
11/30/2016	4.35	0.11	0.02	0.13	(0.18)	–	(0.18)
6/30/2015 to 11/30/2015(f)	4.43	0.05	(0.06)	(0.01)	(0.07)	–	(0.07)
Class R6
11/30/2018	4.26	0.13	(0.08)	0.05	(0.17)	–	(0.17)
11/30/2017	4.31	0.11	0.01	0.12	(0.17)	–	(0.17)
11/30/2016	4.35	0.12	0.02	0.14	(0.18)	–	(0.18)
6/30/2015 to 11/30/2015(f)	4.43	0.05	(0.05)	–	(0.08)	–	(0.08)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Commenced on April 4, 2017.
(d)	Not annualized.
(e)	Annualized.
(f)	Commenced on June 30, 2015.

474	See Notes to Financial Statements.

			Ratios to Average Net Assets:				Supplemental Data:

Net asset value, end of period	Total return(b) (%)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$4.14	0.67		0.89		2.41		$318,477	71
4.26	2.25		0.89		1.90		311,784	67
4.31	2.77		0.89		2.20		279,118	50
4.35	0.17		0.90		2.00		214,469	59
4.50	1.78		0.89		1.94		147,249	60

4.15	0.93		0.64		2.68		105,445	71
4.27	2.50		0.64		2.15		76,006	67
4.32	3.00		0.65		2.35		30,700	50
4.36	(0.23	)(d)	0.64	(e)	2.40	(e)	197	59

4.13	1.16		0.39		2.94		45,264	71
4.25	2.76		0.39		2.39		24,140	67
4.30	3.03		0.40		2.64		10,791	50
4.35	(0.14	)(d)	0.40	(e)	2.46	(e)	118	59

4.14	1.23		0.33		3.00		551,235	71
4.26	2.82		0.33		2.46		289,557	67
4.31	3.34		0.33		2.77		174,247	50
4.35	(0.10	)(d)	0.35	(e)	2.57	(e)	223,498	59

See Notes to Financial Statements.	475

Financial Highlights (continued)

TOTAL RETURN FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class A
11/30/2018	$10.36	$0.28	$(0.46)	$(0.18)	$(0.32)	$–	$(0.32)
11/30/2017	10.29	0.22	0.15	0.37	(0.27)	(0.03)	(0.30)
11/30/2016	10.29	0.23	0.08	0.31	(0.29)	(0.02)	(0.31)
11/30/2015	10.66	0.22	(0.23)	(0.01)	(0.30)	(0.06)	(0.36)
11/30/2014	10.36	0.22	0.40	0.62	(0.32)	–	(0.32)
Class C
11/30/2018	10.35	0.21	(0.45)	(0.24)	(0.26)	–	(0.26)
11/30/2017	10.28	0.15	0.15	0.30	(0.20)	(0.03)	(0.23)
11/30/2016	10.28	0.16	0.08	0.24	(0.22)	(0.02)	(0.24)
11/30/2015	10.65	0.15	(0.23)	(0.08)	(0.23)	(0.06)	(0.29)
11/30/2014	10.35	0.15	0.40	0.55	(0.25)	–	(0.25)
Class F
11/30/2018	10.36	0.29	(0.46)	(0.17)	(0.33)	–	(0.33)
11/30/2017	10.29	0.23	0.15	0.38	(0.28)	(0.03)	(0.31)
11/30/2016	10.29	0.24	0.08	0.32	(0.30)	(0.02)	(0.32)
11/30/2015	10.66	0.23	(0.23)	–	(0.31)	(0.06)	(0.37)
11/30/2014	10.36	0.23	0.40	0.63	(0.33)	–	(0.33)
Class F3
11/30/2018	10.36	0.31	(0.44)	(0.13)	(0.36)	–	(0.36)
4/4/2017 to 11/30/2017(c)	10.33	0.18	0.05	0.23	(0.20)	–	(0.20)
Class I
11/30/2018	10.38	0.30	(0.45)	(0.15)	(0.35)	–	(0.35)
11/30/2017	10.31	0.24	0.15	0.39	(0.29)	(0.03)	(0.32)
11/30/2016	10.31	0.25	0.08	0.33	(0.31)	(0.02)	(0.33)
11/30/2015	10.68	0.24	(0.23)	0.01	(0.32)	(0.06)	(0.38)
11/30/2014	10.38	0.24	0.40	0.64	(0.34)	–	(0.34)
Class P
11/30/2018	10.41	0.25	(0.45)	(0.20)	(0.30)	–	(0.30)
11/30/2017	10.34	0.19	0.15	0.34	(0.24)	(0.03)	(0.27)
11/30/2016	10.34	0.20	0.09	0.29	(0.27)	(0.02)	(0.29)
11/30/2015	10.71	0.20	(0.24)	(0.04)	(0.27)	(0.06)	(0.33)
11/30/2014	10.40	0.19	0.41	0.60	(0.29)	–	(0.29)

476	See Notes to Financial Statements.

		Ratios to Average Net Assets:						Supplemental Data:
Net asset value, end of period	Total return(b) (%)	Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$9.86	(1.71)	0.68		0.72		2.74		$1,150,292	643
10.36	3.65	0.68		0.80		2.11		1,269,964	472
10.29	3.02	0.68		0.81		2.19		1,341,883	443
10.29	(0.12)	0.68		0.83		2.11		1,224,398	434
10.66	6.02	0.82		0.84		2.06		928,445	466

9.85	(2.32)	1.30		1.35		2.10		123,735	643
10.35	2.99	1.32		1.43		1.47		170,287	472
10.28	2.36	1.33		1.46		1.55		210,158	443
10.28	(0.77)	1.32		1.47		1.46		199,731	434
10.65	5.36	1.44		1.47		1.43		177,975	466

9.86	(1.61)	0.58		0.62		2.83		822,274	643
10.36	3.74	0.58		0.69		2.18		901,918	472
10.29	3.12	0.58		0.71		2.26		851,069	443
10.29	(0.02)	0.58		0.73		2.20		548,514	434
10.66	6.12	0.71		0.74		2.15		519,591	466

9.87	(1.31)	0.37		0.40		3.05		632,109	643
10.36	2.22 (d)	0.35	(e)	0.48	(e)	2.58	(e)	581,363	472

9.88	(1.48)	0.45		0.52		2.97		376,595	643
10.38	3.85	0.48		0.60		2.31		380,442	472
10.31	3.23	0.48		0.61		2.40		299,530	443
10.31	0.08	0.48		0.63		2.31		299,438	434
10.68	6.22	0.60		0.64		2.25		193,343	466

9.91	(1.93)	0.93		0.97		2.49		555	643
10.41	3.38	0.93		1.05		1.85		650	472
10.34	2.76	0.93		1.06		1.94		983	443
10.34	(0.35)	0.93		1.08		1.86		2,754	434
10.71	5.84	1.07		1.09		1.81		2,954	466

See Notes to Financial Statements.	477

Financial Highlights (continued)

TOTAL RETURN FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class R2
11/30/2018	$10.36	$0.23	$(0.45)	$(0.22)	$(0.28)	$–	$(0.28)
11/30/2017	10.29	0.18	0.15	0.33	(0.23)	(0.03)	(0.26)
11/30/2016	10.29	0.19	0.08	0.27	(0.25)	(0.02)	(0.27)
11/30/2015	10.66	0.18	(0.23)	(0.05)	(0.26)	(0.06)	(0.32)
11/30/2014	10.36	0.18	0.39	0.57	(0.27)	–	(0.27)
Class R3
11/30/2018	10.36	0.24	(0.45)	(0.21)	(0.29)	–	(0.29)
11/30/2017	10.29	0.19	0.15	0.34	(0.24)	(0.03)	(0.27)
11/30/2016	10.29	0.20	0.08	0.28	(0.26)	(0.02)	(0.28)
11/30/2015	10.66	0.19	(0.23)	(0.04)	(0.27)	(0.06)	(0.33)
11/30/2014	10.35	0.19	0.40	0.59	(0.28)	–	(0.28)
Class R4
11/30/2018	10.36	0.27	(0.45)	(0.18)	(0.32)	–	(0.32)
11/30/2017	10.29	0.22	0.14	0.36	(0.26)	(0.03)	(0.29)
11/30/2016	10.29	0.21	0.10	0.31	(0.29)	(0.02)	(0.31)
6/30/2015 to 11/30/2015(f)	10.41	0.10	(0.10)	–	(0.12)	–	(0.12)
Class R5
11/30/2018	10.36	0.30	(0.46)	(0.16)	(0.34)	–	(0.34)
11/30/2017	10.29	0.24	0.15	0.39	(0.29)	(0.03)	(0.32)
11/30/2016	10.30	0.24	0.08	0.32	(0.31)	(0.02)	(0.33)
6/30/2015 to 11/30/2015(f)	10.43	0.10	(0.10)	–	(0.13)	–	(0.13)
Class R6
11/30/2018	10.37	0.31	(0.45)	(0.14)	(0.36)	–	(0.36)
11/30/2017	10.30	0.25	0.15	0.40	(0.30)	(0.03)	(0.33)
11/30/2016	10.30	0.26	0.09	0.35	(0.33)	(0.02)	(0.35)
6/30/2015 to 11/30/2015(f)	10.43	0.12	(0.11)	0.01	(0.14)	–	(0.14)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Commenced on April 4, 2017.
(d)	Not annualized.
(e)	Annualized.
(f)	Commenced on June 30, 2015.

478	See Notes to Financial Statements.

		Ratios to Average Net Assets:						Supplemental Data:
Net asset value, end of period	Total return(b) (%)	Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$9.86	(2.10)	1.08		1.13		2.31		$4,898	643
10.36	3.24	1.08		1.20		1.69		8,150	472
10.29	2.62	1.08		1.21		1.79		7,419	443
10.29	(0.52)	1.08		1.23		1.72		6,070	434
10.66	5.60	1.21		1.24		1.66		3,985	466

9.86	(2.00)	0.98		1.02		2.43		107,380	643
10.36	3.34	0.98		1.09		1.79		133,227	472
10.29	2.72	0.98		1.11		1.90		137,112	443
10.29	(0.41)	0.97		1.13		1.83		130,149	434
10.66	5.81	1.11		1.14		1.77		67,975	466

9.86	(1.76)	0.73		0.77		2.70		63,160	643
10.36	3.60	0.73		0.84		2.05		68,972	472
10.29	2.98	0.73		0.86		2.03		25,290	443
10.29	0.03 (d)	0.68	(e)	0.89	(e)	2.33	(e)	986	434

9.86	(1.51)	0.48		0.52		2.94		85,701	643
10.36	3.87	0.48		0.60		2.32		91,931	472
10.29	3.01	0.48		0.62		2.27		10,707	443
10.30	0.13 (d)	0.47	(e)	0.63	(e)	2.36	(e)	20	434

9.87	(1.40)	0.37		0.40		3.07		220,216	643
10.37	3.98	0.36		0.48		2.45		161,412	472
10.30	3.35	0.36		0.49		2.47		63,662	443
10.30	0.09 (d)	0.34	(e)	0.51	(e)	2.69	(e)	7,867	434

See Notes to Financial Statements.	479

Financial Highlights (concluded)

ULTRA SHORT BOND FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Total distri- butions	Net asset value, end of period
Class A
11/30/2018	$10.01	$0.21	$(0.02)	$0.19	$(0.20)	$(0.20)	$10.00
11/30/2017	10.00	0.13	–	0.13	(0.12)	(0.12)	10.01
10/12/2016 to 11/30/2016(c)	10.00	0.01	0.01	0.02	(0.02)	(0.02)	10.00
Class F
11/30/2018	10.01	0.22	(0.02)	0.20	(0.21)	(0.21)	10.00
11/30/2017	10.00	0.13	–	0.13	(0.12)	(0.12)	10.01
10/12/2016 to 11/30/2016(c)	10.00	0.01	0.01	0.02	(0.02)	(0.02)	10.00
Class F3
11/30/2018	10.01	0.23	(0.02)	0.21	(0.22)	(0.22)	10.00
4/4/2017 to 11/30/2017(f)	10.01	0.10	–	0.10	(0.10)	(0.10)	10.01
Class I
11/30/2018	10.01	0.23	(0.03)	0.20	(0.22)	(0.22)	9.99
11/30/2017	10.00	0.15	–	0.15	(0.14)	(0.14)	10.01
10/12/2016 to 11/30/2016(c)	10.00	0.01	0.01	0.02	(0.02)	(0.02)	10.00
Class R5
11/30/2018	10.01	0.23	(0.02)	0.21	(0.22)	(0.22)	10.00
11/30/2017	10.00	0.14	0.01	0.15	(0.14)	(0.14)	10.01
10/12/2016 to 11/30/2016(c)	10.00	0.01	0.01	0.02	(0.02)	(0.02)	10.00
Class R6
11/30/2018	10.01	0.24	(0.03)	0.21	(0.22)	(0.22)	10.00
11/30/2017	10.00	0.14	0.01	0.15	(0.14)	(0.14)	10.01
10/12/2016 to 11/30/2016(c)	10.00	0.01	0.01	0.02	(0.02)	(0.02)	10.00

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Class A does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Commenced on October 12, 2016.
(d)	Not annualized.
(e)	Annualized.
(f)	Commenced on April 4, 2017.

480	See Notes to Financial Statements.

		Ratios to Average Net Assets:						Supplemental Data:
Total return(b) (%)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

1.84		0.40		0.49		2.11		$6,688,131	23
1.30		0.40		0.51		1.28		1,550,462	23
0.15	(d)	0.40	(e)	3.62	(e)	0.82	(e)	5,297	2

1.98		0.35		0.44		2.18		4,603,442	23
1.34		0.35		0.44		1.32		552,335	23
0.16	(d)	0.35	(e)	3.57	(e)	0.86	(e)	250	2

2.13		0.22		0.30		2.27		271,727	23
0.96	(d)	0.21	(e)	0.34	(e)	1.50	(e)	50,096	23

1.99		0.25		0.35		2.32		1,291,802	23
1.46		0.25		0.39		1.45		115,193	23
0.17	(d)	0.25	(e)	3.47	(e)	0.96	(e)	4,631	2

2.11		0.25		0.35		2.29		1,716	23
1.48		0.25		0.53		1.35		292	23
0.17	(d)	0.25	(e)	3.47	(e)	0.96	(e)	250	2

2.13		0.23		0.30		2.35		7,075	23
1.53		0.20		0.50		1.41		314	23
0.18	(d)	0.20	(e)	3.44	(e)	1.01	(e)	250	2

See Notes to Financial Statements.	481

Notes to Financial Statements

1.	ORGANIZATION

Lord Abbett Investment Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was organized as a Delaware statutory trust on August 16, 1993.

The Trust currently consists of fifteen funds. This report covers the following twelve funds (separately, a “Fund” and collectively, the “Funds”) and their respective active share classes at November 30, 2018.

Funds	Classes
Lord Abbett Convertible Fund (“Convertible Fund”)	A, C, F, F3, I, P, R2, R3, R4, R5, and R6
Lord Abbett Core Fixed Income Fund (“Core Fixed Income Fund”)	A, C, F, F3 I, P, R2, R3, R4, R5, and R6
Lord Abbett Core Plus Bond Fund (“Core Plus Bond Fund”)	A, C, F, F3, I, R2, R3, R4, R5, and R6
Lord Abbett Corporate Bond Fund (“Corporate Bond Fund”)	A, C, F, F3, I, R2, R3, R4, R5, and R6
Lord Abbett Floating Rate Fund (“Floating Rate Fund”)	A, C, F, F3, I, R2, R3, R4, R5, and R6
Lord Abbett High Yield Fund (“High Yield Fund”)	A, C, F, F3, I, P, R2, R3, R4, R5, and R6
Lord Abbett Income Fund (“Income Fund”)	A, C, F, F3, I, R2, R3, R4, R5, and R6
Lord Abbett Inflation Focused Fund (“Inflation Focused Fund”)	A, C, F, F3, I, R2, R3, R4, R5, and R6
Lord Abbett Short Duration Core Bond Fund (“Short Duration Core Bond Fund”)	A ,C, F, F3, I, R2, R3, R4, R5, and R6
Lord Abbett Short Duration Income Fund (“Short Duration Income Fund”)	A, C, F, F3, I, R2, R3, R4, R5, and R6
Lord Abbett Total Return Fund (“Total Return Fund”)	A, C, F, F3, I, P, R2, R3, R4, R5, and R6
Lord Abbett Ultra Short Bond Fund (“Ultra Short Bond Fund”)	A, F, F3, I, R5, and R6

The Funds’ Class P shares are closed to substantially all new investors, with certain exceptions as set forth in the Funds’ prospectus. On April 25, 2018, the Funds’ remaining Class B shares converted to Class A shares. The Funds no longer issue Class T shares for purchase.

Convertible Fund’s investment objective is to seek current income and the opportunity for capital appreciation to produce a high total return. Corporate Bond Fund’s investment objective is to seek current income. Each of Core Fixed Income Fund’s, Core Plus Bond Fund’s and Total Return Fund’s investment objective is to seek income and capital appreciation to produce a high total return. Floating Rate Fund’s investment objective is to seek a high level of current income. High Yield Fund’s investment objective is to seek a high current income and the opportunity for capital appreciation to produce a high total return. Each of Income Fund’s and Short Duration Income Fund’s investment objective is to seek a high level of income consistent with preservation of capital. Inflation Focused Fund’s primary investment objective is to provide investment returns that exceed the rate of inflation in the U.S. economy over a full economic cycle. As a secondary objective, the Fund seeks current income. Each of Short Duration Core Bond Fund’s and Ultra Short Bond Fund’s investment objective is to seek current income consistent with the preservation of capital.

Each class of shares has different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class C, F, F3, I, P, R2, R3, R4, R5 and R6 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in each Fund’s prospectus); and Class C shares redeemed before the first anniversary of purchase. Effective April 30, 2018, Class C shares will automatically convert to Class A shares on the 25th day of the month (or if the 25th day is not a business day, the next business day thereafter) following the tenth anniversary of the month on which the purchase order was accepted.

Notes to Financial Statements (continued)

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation-Under procedures approved by the Funds’ Board of Trustees (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Funds’ investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. Each Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Exchange traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Swaps are valued daily using independent pricing services or quotations from broker/dealers to the extent available.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values, yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and may employ techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

Notes to Financial Statements (continued)

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other income on the Statements of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)	Income Taxes–It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s filed U.S. federal tax returns remains open for the fiscal years ended November 30, 2015 through November 30, 2018. The statutes of limitations on the Trust’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses incurred by the Trust that do not specifically relate to an individual fund are generally allocated to the Funds within the Trust on a pro rata basis by relative net assets. Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, C, F, P, R2, R3 and R4 shares bear their class-specific share of all expenses and fees relating to the Funds’ 12b-1 Distribution Plan.

(f)	Foreign Transactions–The books and records of each Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in each Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies in each Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions are included in Net realized gain (loss) on foreign currency related transactions in each Fund’s Statement of Operations. The Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

The Funds use foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(g)	Forward Foreign Currency Exchange Contracts–Each Fund may enter into forward foreign currency exchange contracts in order to reduce their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings, or gain or reduce exposure to foreign currency solely for investment purposes. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The

Notes to Financial Statements (continued)

contracts are valued daily at forward exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on foreign currency exchange contracts in each Fund’s Statement of Operations. The gain (loss) arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing of such contracts is included in Net realized gain (loss) on foreign currency exchange contracts in each Fund’s Statement of Operations.

(h)	Futures Contracts–Each Fund may purchase and sell futures contracts to enhance returns, to attempt to economically hedge some of its investment risk, or as a substitute position in lieu of holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by a Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. Each Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(i)	When-Issued, Forward Transactions or To-Be-Announced (“TBA”) Transactions–Each Fund may purchase portfolio securities on a when-issued or forward basis. When-issued, forward transactions or TBA transactions involve a commitment by a Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the fair value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at each Fund’s custodian in order to pay for the commitment. At the time each Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and fair value of the security in determining its NAV. Each Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(j)	TBA Sale Commitments–Each Fund may enter into TBA sale commitments to hedge its positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction. Unsettled TBA sale commitments are valued at the current market value of the underlying securities, according to the procedures described under “Investment Valuation” above. The contract is adjusted to market value daily and the change in market value is recorded by each Fund as unrealized appreciation (depreciation). If the TBA sale (purchase) commitment is closed through the acquisition of an offsetting purchase (sale) commitment, each Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

(k)	Mortgage Dollar Rolls–Each Fund may enter into mortgage dollar rolls in which a Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical

Notes to Financial Statements (continued)

securities on a specified future date. During the roll period, each Fund loses the right to receive principal (including prepayments of principal) and interest paid on the securities sold.

(l)	Commercial Paper–Each Fund may purchase commercial paper. Commercial paper consists of unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is issued in bearer form with maturities generally not exceeding nine months. Commercial paper obligations may include variable amount master demand notes.

(m)	Repurchase Agreements–Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

(n)	Reverse Repurchase Agreements–Each Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells a security to a securities dealer or bank for cash and also agrees to repurchase the same security later at a set price. Reverse repurchase agreements expose the Fund to credit risk (that is, the risk that the counterparty will fail to resell the security to the Fund). Engaging in reverse repurchase agreements also may involve the use of leverage, in that the Fund may reinvest the cash it receives in additional securities. Reverse repurchase agreements involve the risk that the market value of the securities to be repurchased by the Fund may decline below the repurchase price.

For the fiscal year ended November 30, 2018, the average interest rate paid, the amount of interest paid and the average principal amount for the days borrowed in the period were as follows:

Fund	Interest Rate	Interest Expense	Average Amount Borrowed
High Yield Fund	6.00%	$52,687	$1,322,693
Income Fund	6.00%	9,298	233,416
Total Return Fund	6.00%	18,596	466,833

(o)	Floating Rate Loans–Each Fund may invest in floating rate loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. A Fund records an investment when the Borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or London InterBank Offered Rate (“LIBOR”).

Notes to Financial Statements (continued)

The loans in which each Fund invests may be subject to some restrictions on resale. For example, each Fund may be contractually obligated to receive approval from the Agent and/or Borrower prior to the sale of these investments. Each Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, each Fund assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between each Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enter into bankruptcy, each Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

Unfunded commitments represent the remaining obligation of each Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. Until demanded by the Borrower, unfunded commitments are not recognized as an asset on the Statement of Assets and Liabilities. Unrealized appreciation/depreciation on unfunded commitments presented on the Statement of Assets and Liabilities represents mark to market of the unfunded portion of the Fund’s floating rate notes. As of November 30, 2018, the following Funds had unfunded loan commitments:

	Floating Rate Fund	High Yield Fund	Income Fund	Inflation Focused Fund	Short Duration Income Fund
Bulldog Purchaser Inc. 1st Lien Delayed Draw Term Loan	$6,810,015	$–	$–	$–	$–
Bulldog Purchaser Inc. 2nd Lien Delayed Draw Term Loan	673,098	2,333,343	–	–	–
Carlisle FoodService Products, Inc. 1st Lien Delayed Draw Term Loan	1,072,638	–	–	–	–
Claire’s Stores, Inc. Revolving Credit	–	271,366	–	–	–
Energizer Holdings, Inc. Bridge Term Loan	–	5,316,000	1,667,000	510,000	16,156,000
Heartland Dental, LLC Delayed Draw Term Loan	1,417,544	–	–	–	–
Mavis Tire Express Services Corp. 1st Lien Delayed Draw Term Loan	3,633,729	–	–	–	–
NMN Holding III Corp. 1st Lien Delayed Draw Term Loan	4,213,475	–	–	–	–
St. George University Scholastic Services LLC Delayed Draw Term Loan	4,593,424	–	–	–	–
Total	$22,413,923	$7,920,709	$1,667,000	$510,000	$16,156,000

(p)	Inflation-Linked Derivatives–Inflation Focused Fund may invest in inflation-linked derivatives, such as Consumer Price Index Swap Agreements (“CPI swaps”). A CPI swap is a contract in which one party agrees to pay a fixed rate in exchange for a variable rate, which is the rate of change in the CPI during the life of the contract. Payments are based on a notional amount of principal. The Fund will normally enter into CPI swap contracts on a zero coupon basis, meaning that the floating rate will be based on the cumulative CPI during the life of the contract, and the fixed rate will compound until the swap’s maturity date, at which point the payments are netted. The swaps are valued daily and any unrealized gain (loss) is included in

Notes to Financial Statements (continued)

the Net change in unrealized appreciation/depreciation on swaps in the Fund’s Statement of Operations. A liquidation payment received or made at the termination or maturity of the swap is recorded in realized gain (loss) and is included in Net realized gain (loss) on swaps contracts in the Fund’s Statement of Operations. Daily changes in valuation of centrally cleared CPI swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statements of Assets and Liabilities. For the centrally cleared CPI swaps, there was minimal counterparty risk to the Fund, since such CPI swaps entered into were traded through a central clearinghouse, which guarantees against default.

(q)	Credit Default Swaps-Each Fund may enter into credit default swap contracts. As a seller of a credit default swap contract (“seller of protection”), a Fund is required to pay the notional amount or other agreed-upon value of a referenced debt obligation to the counterparty in the event of a default by or other credit event involving the referenced issuer, obligation or index. In return, a Fund receives from the counterparty a periodic stream of payments over the term of the contract.

As a purchaser of a credit default swap contract (“buyer of protection”), a Fund would receive the notional amount or other agreed upon value of a referenced debt obligation from the counterparty in the event of default by or other credit event involving the referenced issuer, obligation or index. In return, a Fund would make periodic payments to the counterparty over the term of the contracts, provided no event of default has occurred.

These credit default swaps may have as a reference obligation corporate or sovereign issuers or credit indices. These credit indices are comprised of a basket of securities representing a particular sector of the market.

Credit default swaps are fair valued based upon quotations from counterparties, brokers or market-makers and the change in value, if any, is recorded as an unrealized appreciation or depreciation. For a credit default swap sold by a Fund, payment of the agreed-upon amount made by a Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation purchased/received. For a credit default swap purchased by a Fund, the agreed-upon amount received by a Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by a Fund.

Any upfront payments made or received upon entering a credit default swap contract would be amortized or accreted over the life of the swap and recorded as realized gains or losses. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the custodian bank or broker in accordance with the swap agreement. The value and credit rating of each credit default swap where a Fund is the seller of protection, are both measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Notes to Financial Statements (continued)

Entering into credit default swaps involves credit and market risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates, and that Lord Abbett does not correctly predict the creditworthiness of the issuers of the reference obligation on which the credit default swap is based. For the centrally cleared credit default swaps, there was minimal counterparty risk to the Fund, since such credit default swaps entered into were traded through a central clearinghouse, which guarantees against default.

(r)	Total Return Swaps–Each Fund may enter into total return swap agreements to obtain exposure to a security or market without owning such security or investing directly in that market. Each Fund may agree to make payments that are the equivalent of interest in exchange for the right to receive payments equivalent to any appreciation in the value of an underlying security, index or other asset, as well as receive payments equivalent to any distributions made on that asset, over the term of the swap. If the value of the asset underlying a total return swap declines over the term of the swap, each Fund also may be required to pay an amount equal to that decline in value to their counterparty.

(s)	Fair Value Measurements–Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk—for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of November 30, 2018 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the fiscal year then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Financial Statements (continued)

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Trust has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies each Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of each Fund’s investment portfolio.

The management fee is based on each Fund’s average daily net assets at the following annual rates:

Convertible Fund		Corporate Bond Fund
First $1 billion	.70%	First $2 billion	.40%
Next $1 billion	.60%	Over $2 billion	.35%
Over $2 billion	.57%

Floating Rate Fund		High Yield Fund
First $1 billion	.50%	First $1 billion	.60%
Over $1 billion	.45%	Next $1 billion	.55%
		Over $2 billion	.50%

Short Duration Core Bond Fund		Short Duration Income Fund
First $1 billion	.30%	First $1 billion	.35%
Next $1 billion	.25%	Next $1 billion	.30%
Over $2 billion	.20%	Over $2 billion	.25%

Ultra Short Bond Fund	.20%

Effective April 1, 2018		Prior to April 1, 2018

Core Fixed Income Fund		Core Fixed Income Fund
First $1 billion	.24%	First $1 billion	.45%
Next $1 billion	.21%	Next $1 billion	.40%
Over $2 billion	.20%	Over $2 billion	.35%

Core Plus Bond Fund		Core Plus Bond Fund
First $4 billion	.28%	First $1 billion	.45%
Next $11 billion	.26%	Next $1 billion	.40%
Over $15 billion	.25%	Over $2 billion	.35%

Income Fund		Income Fund
First $3 billion	.38%	First $2.5 billion	.50%
Next $7 billion	.35%	Next $1.5 billion	.40%
Over $10 billion	.34%	Over $4 billion	.38%

Inflation Focused Fund		Inflation Focused Fund
First $2 billion	.30%	First $2 billion	.40%
Next $3 billion	.28%	Next $3 billion	.375%
Over $5 billion	.26%	Over $5 billion	.35%

Total Return Fund		Total Return Fund
First $4 billion	.28%	First $1 billion	.45%
Next $11 billion	.26%	Next $1 billion	.40%
Over $15 billion	.25%	Over $2 billion	.35%

For the fiscal year ended November 30, 2018, the effective management fee, net of waivers, was the following annualized rate of each Fund’s average daily net assets:

Notes to Financial Statements (continued)

Net Effective Management Fee
Convertible Fund	.70%
Core Fixed Income Fund	.24%
Core Plus Bond Fund	.00%
Corporate Bond Fund	.00%
Floating Rate Fund	.45%
High Yield Fund	.52%
Income Fund	.39%
Inflation Focused Fund	.32%
Short Duration Core Bond Fund	.00%
Short Duration Income Fund	.25%
Total Return Fund	.28%
Ultra Short Bond Fund	.11%

In addition, Lord Abbett provides certain administrative services to each Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of ..04% of each Fund’s average daily net assets.

For the fiscal year ended November 30, 2018 and continuing through March 31, 2019, Lord, Abbett has contractually agreed to waive its fees and reimburse expenses to the extent necessary to limit total net annual operating expenses, excluding 12b-1 fees, to the following annual rates:

	Classes*
Fund	A, C, F, P, R2, R3, R4 and R5	I	F3 and R6
Core Plus Bond Fund	.48%	.46%	.47%
Corporate Bond Fund	.48%	.48%	.37%
Short Duration Core Bond Fund	.40%	.40%	.32%
Ultra Short Bond Fund	.25%	.25%	.23%

*	If applicable

For the period from April 1, 2018, through March 31, 2019, Lord Abbett has contractually agreed to waive Core Fixed Income Fund’s and Total Return Fund’s Class I shareholder servicing expenses at an annual rate of 0.04% of the Fund’s average daily net assets.

For the period December 1, 2017 through March 31, 2018, Lord, Abbett had contractually agreed to waive its fees and reimburse expenses to the extent necessary to limit total net annual operating expenses, excluding 12b-1 fees, to the following annual rates:

	Classes*
Fund	A, B, C, F, I, P, R2, R3, R4, R5 and T	F3 and R6
Convertible Fund	.86%	.83%
Core Plus Bond Fund	.48%	.39%
Corporate Bond Fund	.48%	.38%
High Yield Fund	.78%	.72%
Income Fund	.58%	.47%
Inflation Focused Fund	.55%	.38%
Short Duration Core Bond Fund	.40%	.30%
Total Return Fund	.48%	.36%
Ultra Short Bond Fund	.25%	.20%

*	If applicable

Notes to Financial Statements (continued)

For the period December 1, 2017 through March 31, 2018, Lord Abbett had contractually agreed to waive a portion of Core Fixed Income Fund’s management fee by an annual rate of 0.20%. Effective April 1, 2018, Lord Abbett discontinued the Fund’s management fee waiver.

All contractual management fee waiver and expense reimbursement agreements between the Funds and Lord Abbett may be terminated only upon the approval of the Board.

12b-1 Distribution Plan

Each Fund has adopted a distribution plan with respect to Class A, B, C, F, P, R2, R3, R4, and T shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The following annual rates have been authorized by the Board pursuant to the plan:

Fees*	Class A		Class B(1)	Class C(2)	Class F(3)	Class P	Class R2	Class R3	Class R4	Class T(4)
Service	.15%		.25%	.25%	–	.25%	.25%	.25%	.25%	.25%
Distribution	.05%	(5)	.75%	.75%	.10%	.20%	.35%	.25%	–	–

*	Each Fund may designate a portion of the aggregate fee as attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. (“FINRA”) sales charge limitations.

(1)	Class B shares closed on April 25, 2018.

(2)	The 12b-1 fees each Fund pays on Class C shares is a blended rate based on 1.00% of each Fund’s average daily net assets attributable to Class C shares held for less than one year and .80% (.25% service, .55% distribution) of each Fund’s average daily net assets attributable to Class C shares held for one year or more. All Class C shareholders of a Fund will bear 12b-1 fees at the same rate.

(3)	The Class F Share Rule 12b-1 fee may be designated as a service fee in limited circumstances as described in the Funds’ prospectus.

(4)	Class T shares closed on July 24, 2018.

(5)	Distribution fees not applicable to Ultra Short Bond Fund.

Class F3, I, R5, and R6 shares do not have a distribution plan.

Commissions

Distributor received the following commissions on sales of shares of the Funds, after concessions were paid to authorized dealers, for the fiscal year ended November 30, 2018:

	Distributor	Dealers’
	Commissions	Concessions
Convertible Fund	$22,550	$134,295
Core Fixed Income Fund	52,744	325,377
Core Plus Bond Fund	253	1,773
Corporate Bond Fund	–	–
Floating Rate Fund	374,655	2,343,730
High Yield Fund	115,540	758,619
Income Fund	100,678	660,550
Inflation Focused Fund	18,136	124,013
Short Duration Core Bond Fund	385	2,512
Short Duration Income Fund	719,616	4,551,135
Total Return Fund	141,679	865,178
Ultra Short Bond Fund	–	–

Notes to Financial Statements (continued)

Distributor received the following amount of CDSCs for the fiscal year ended November 30, 2018:

	Class A	Class C
Convertible Fund	$15,507	$5,436
Core Fixed Income Fund	7,435	5,495
Core Plus Bond Fund	–	103
Corporate Bond Fund	–	–
Floating Rate Fund	320,535	16,337
High Yield Fund	77,877	51,612
Income Fund	4,268	17,267
Inflation Focused Fund	109	5,088
Short Duration Core Bond Fund	–	–
Short Duration Income Fund	1,056,563	753,327
Total Return Fund	14,858	18,273
Ultra Short Bond Fund	6,738	–

One Trustee and certain of the Trust’s officers have an interest in Lord Abbett.

Other Related Parties

As of November 30, 2018, the percentages of Convertible Fund’s, Core Fixed Income Fund’s, High Yield Fund’s, Inflation Focused Fund’s, Short Duration Income Fund’s and Ultra Short Bond Fund’s outstanding shares owned by each Fund that invests principally in affiliated mutual funds managed by Lord Abbett (“Fund of Funds”) were as follows:

	Underlying Funds
Fund of Funds	Convertible Fund	Core Fixed Income Fund	High Yield Fund	Inflation Focused Fund	Ultra Short Bond Fund
Lord Abbett Multi-Asset Balanced Opportunity Fund	17.68%	–	4.25%	5.49%	0.25%
Lord Abbett Multi-Asset Global Opportunity Fund	1.05%	–	0.42%	0.54%	–(a)
Lord Abbett Multi-Asset Growth Fund	6.09%	–	3.13%	0.58%	0.02%
Lord Abbett Multi-Asset Income Fund	24.85%	1.33%	4.00%	6.53%	1.83%

(a)	Amount is less than 0.01%.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared daily and paid monthly for Core Fixed Income Fund, Core Plus Bond Fund, Corporate Bond Fund, Floating Rate Fund, High Yield Fund, Income Fund, Inflation Focused Fund, Short Duration Core Bond Fund, Short Duration Income Fund, Total Return Fund and Ultra Short Bond Fund and declared and paid quarterly for Convertible Fund. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

Notes to Financial Statements (continued)

The tax character of distributions paid during the fiscal years ended November 30, 2018 and 2017 was as follows:

	Convertible Fund		Core Fixed Income Fund
	Year Ended 11/30/2018	Year Ended 11/30/2017	Year Ended 11/30/2018	Year Ended 11/30/2017
Distributions paid from:
Ordinary income	$19,274,091	$19,769,623	$36,162,932	$28,332,104
Total distributions paid	$19,274,091	$19,769,623	$36,162,932	$28,332,104

	Core Plus Bond Fund		Corporate Bond Fund
	Year Ended 11/30/2018	Year Ended 11/30/2017	Year Ended 11/30/2018	Period Ended 11/30/2017*
Distributions paid from:
Ordinary income	$508,040	$457,820	$271,899	$141,389
Total distributions paid	$508,040	$457,820	$271,899	$141,389

	Floating Rate Fund		High Yield Fund
	Year Ended 11/30/2018	Year Ended 11/30/2017	Year Ended 11/30/2018	Year Ended 11/30/2017
Distributions paid from:
Ordinary income	$687,166,018	$507,088,663	$397,448,632	$377,886,645
Total distributions paid	$687,166,018	$507,088,663	$397,448,632	$377,886,645

	Income Fund		Inflation Focused Fund
	Year Ended 11/30/2018	Year Ended 11/30/2017	Year Ended 11/30/2018	Year Ended 11/30/2017
Distributions paid from:
Ordinary income	$88,948,052	$66,937,975	$51,539,029	$42,897,673
Total distributions paid	$88,948,052	$66,937,975	$51,539,029	$42,897,673

	Short Duration Core Bond Fund		Short Duration Income Fund
	Year Ended 11/30/2018	Period Ended 11/30/2017*	Year Ended 11/30/2018	Year Ended 11/30/2017
Distributions paid from:
Ordinary income	$300,110	$100,760	$1,543,932,484	$1,464,095,042
Total distributions paid	$300,110	$100,760	$1,543,932,484	$1,464,095,042

	Total Return Fund		Ultra Short Bond Fund
	Year Ended 11/30/2018	Year Ended 11/30/2017	Year Ended 11/30/2018	Year Ended 11/30/2017
Distributions paid from:
Ordinary income	$124,016,344	$97,161,880	$133,034,443	$7,960,358
Total distributions paid	$124,016,344	$97,161,880	$133,034,443	$7,960,358

*	For the period April 19, 2017 (commencement of operations) to November 30, 2017.

Subsequent to the Funds’ fiscal year ended November 30, 2018, distributions were paid on December 18, 2018 to shareholders of record on December 17, 2018. The approximate amounts were as follows:

	Net Investment Income	Long-Term Capital Gain
Convertible Fund	$19,645,000	$24,741,000

Notes to Financial Statements (continued)

As of November 30, 2018, the components of accumulated gains (losses) on a tax-basis were as follows:

	Convertible Fund	Core Fixed Income Fund
Undistributed ordinary income – net	$22,675,443	$120,545
Undistributed long-term capital gains	24,740,044	–
Total undistributed earnings	47,415,487	120,545
Capital loss carryforwards*	–	(50,114,216)
Temporary differences	(9,365,033)	(149,924)
Unrealized gains (losses) – net	20,488,505	(15,607,304)
Total accumulated gains (losses)	58,538,959	(65,750,899)

	Core Plus Bond Fund	Corporate Bond Fund
Undistributed ordinary income – net	$13,027	$5,020
Total undistributed earnings	13,027	5,020
Capital loss carryforwards*	(275,372)	(126,419)
Temporary differences	(843)	(201)
Unrealized losses-net	(288,778)	(331,159)
Total accumulated losses	(551,966)	(452,759)

	Floating Rate Fund	High Yield Fund
Capital loss carryforwards*	$(299,729,238)	$(35,719,983)
Temporary differences	(30,500,081)	(30,214,905)
Unrealized losses – net	(269,255,663)	(313,813,734)
Total accumulated losses	(599,484,982)	(379,748,622)

	Income Fund	Inflation Focused Fund
Capital loss carryforwards*	$(49,399,603)	$(93,276,857)
Temporary differences	(5,533,547)	(462,234)
Unrealized losses – net	(114,036,755)	(163,143,290)
Total accumulated losses	(168,969,905)	(256,882,381)

	Short Duration Core Bond Fund	Short Duration Income Fund
Undistributed ordinary income – net	$6,189	$–
Total undistributed earnings	6,189	–
Capital loss carryforwards*	(87,897)	(2,112,333,674)
Temporary differences	(284)	(21,785,195)
Unrealized losses – net	(157,987)	(1,784,381,178)
Total accumulated Losses	(239,979)	(3,918,500,047)

	Total Return Fund	Ultra Short Bond Fund
Undistributed ordinary income – net	$–	$250,888
Total undistributed earnings	–	250,888
Capital loss carryforwards*	(163,741,251)	–
Temporary differences	(1,817,999)	(151,924)
Unrealized gains – net	(63,967,265)	(12,192,143)
Total accumulated gains (losses)	(229,526,515)	(12,093,179)

*	The capital losses will carry forward indefinitely.

Notes to Financial Statements (continued)

At each Fund’s election, certain losses incurred within the taxable year (Qualified Late-Year Losses) are deemed to arise on the first business day of the Fund’s next taxable year. The following Funds incurred and will elect to defer post-October capital losses during fiscal 2018 as follows:

Convertible Fund	$9,270,277
Ultra Short Bond Fund	7,843

As of November 30, 2018, the aggregate unrealized gains and losses on investments and other financial instruments based on cost for U.S. federal income tax purposes were as follows:

	Convertible	Core Fixed
	Fund	Income Fund
Tax cost	$844,400,716	$1,449,299,277
Gross unrealized gain	41,105,966	6,159,301
Gross unrealized loss	(20,612,907)	(21,766,605)
Net unrealized security gain/(loss)	$20,493,059	$(15,607,304)

	Core Plus	Corporate
	Bond Fund	Bond Fund
Tax cost	$16,450,422	$5,412,076
Gross unrealized gain	93,874	2,172
Gross unrealized loss	(382,583)	(333,331)
Net unrealized security loss	$(288,709)	$(331,159)

	Floating	High
	Rate Fund	Yield Fund
Tax cost	$15,240,645,874	$6,644,462,272
Gross unrealized gain	32,790,164	50,465,294
Gross unrealized loss	(301,986,050)	(364,254,736)
Net unrealized security loss	$(269,195,886)	$(313,789,442)

		Inflation
	Income Fund	Focused Fund
Tax cost	$2,152,514,800	$1,483,276,544
Gross unrealized gain	7,525,364	18,581,485
Gross unrealized loss	(121,554,755)	(181,723,818)
Net unrealized security loss	$(114,029,391)	$(163,142,333)

	Short Duration	Short Duration
	Core Bond Fund	Income Fund
Tax cost	$12,322,061	$43,170,729,565
Gross unrealized gain	10,349	42,744,609
Gross unrealized loss	(168,336)	(1,827,089,456)
Net unrealized security loss	$(157,987)	$(1,784,344,847)

		Ultra Short
	Total Return	Bond Fund
Tax cost	$4,701,213,521	$12,751,160,286
Gross unrealized gain	20,216,604	2,481,024
Gross unrealized loss	(84,086,756)	(14,673,167)
Net unrealized security gain	$(63,870,152)	$(12,192,143)

The difference between book-basis and tax-basis unrealized gains (losses) is primarily attributable to the tax treatment of certain securities, certain distributions, forward currency contracts, futures, swaps, amortization of premium and wash sales.

Notes to Financial Statements (continued)

Permanent items identified during the fiscal year ended November 30, 2018 have been reclassified among the components of net assets based on their tax basis treatment as follows:

	Total distributable
	earnings (loss)	Paid-in Capital
Corporate Bond Fund	$1,579	$(1,579)
High Yield Fund	470,652	(470,652)
Short Duration Core Bond Fund	2,013	(2,013)
Short Duration Income Fund	(81,529)	81,529

The permanent differences are primarily attributable to the tax treatment of certain securities, certain expenses, and certain transactions.

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the fiscal year ended November 30, 2018 were as follows:

	U.S.	Non-U.S.	U.S.	Non-U.S.
	Government	Government	Government	Government
	Purchases	Purchases	Sales	Sales
Convertible Fund	$–	$1,748,549,142	$–	$1,784,743,667
Core Fixed Income Fund	7,587,565,222	742,193,366	7,670,006,895	732,241,529
Core Plus Bond Fund	61,511,724	11,569,565	60,717,009	10,326,541
Corporate Bond Fund	3,418,696	3,028,866	3,432,851	3,484,458
Floating Rate Fund	–	12,266,491,610	–	9,101,227,203
High Yield Fund	–	7,225,730,577	–	7,173,936,199
Income Fund	1,248,399,056	1,299,903,646	1,505,070,938	927,194,796
Inflation Focused Fund	729,492,867	975,025,465	752,349,513	605,044,149
Short Duration Core Bond Fund	11,826,154	9,523,928	10,797,728	5,110,792
Short Duration Income Fund	7,713,222,202	20,352,729,327	9,119,443,236	18,874,461,816
Total Return Fund	24,437,251,020	2,569,328,465	24,390,801,608	2,301,926,590
Ultra Short Bond Fund	–	7,407,979,006	596,000	873,703,350

Each Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Lord Abbett funds or client accounts pursuant to procedures approved by the Board in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at a fair market price in compliance with provisions of the Rule. For the fiscal year ended November 30, 2018, the following Funds engaged in cross-trades:

Fund	Purchases	Sales	Gain/(Loss)
Convertible Fund	$624,225	$–	$–
Core Fixed Income Fund	1,501,818	–	–
Floating Rate Fund	6,663,294	14,348,791	449,463
High Yield Fund	4,268,226	188,626,526	11,355,362
Income Fund	5,818,892	6,212,973	(158,577)
Inflation Focused Fund	8,955,081	1,470,421	2,216
Short Duration Income Fund	292,246,884	108,771,055	370,807
Total Return Fund	6,430,090	7,588,323	296,706
Ultra Short Bond Fund	107,692,897	–	–

6.	REDEMPTION IN-KIND

During the year ended November 30, 2017, a shareholder of Short Duration Income Fund redeemed its Fund shares in exchange for portfolio securities “redemption in-kind.” As a result of the redemption in-kind the Fund realized a net gain of $81,529.

Notes to Financial Statements (continued)

7.	DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Each Fund except for Core Fixed Income Fund, Corporate Bond Fund, Short Duration Core Bond Fund and Ultra Short Bond Fund entered into forward foreign currency exchange contracts for the fiscal year ended November 30, 2018 (as described in note 2(g)). A forward foreign currency exchange contract reduces the Funds’ exposure to changes in the value of the currency it will deliver (or settle in cash) and increases its exposure to changes in the value of the currency it will receive (or settle in cash) for the duration of the contract. Each Fund’s use of forward foreign currency exchange contracts involves the risk that Lord Abbett will not accurately predict currency movements, and the Funds’ returns could be reduced as a result. Forward foreign currency exchange contracts are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. Each Fund’s risk of loss from counterparty credit risk is the unrealized appreciation on forward foreign currency exchange contracts and deposits with brokers as collateral.

Each Fund except for Convertible Fund and Ultra Short Bond Fund entered into U.S. Treasury futures contracts for the fiscal year ended November 30, 2018 (as described in note 2(h)) to economically hedge against changes in interest rates. The Funds bear the risk of interest rates moving unexpectedly, in which case the Funds may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

Inflation Focused Fund entered into CPI swaps for the fiscal year ended November 30, 2018 (as described in note 2(p)) to speculate the rate of inflation in the U.S. economy. The Fund’s use of CPI swaps involves the risk that Lord Abbett will not accurately predict expectations of inflation or interest rates, and the Fund’s returns could be reduced as a result. The Fund’s risk of loss from counterparty credit risk is the unrealized appreciation on CPI swaps. For the centrally cleared CPI swaps, there is minimal counterparty credit risk to the Fund since these CPI swaps are traded through a central clearinghouse. As a counterparty to all centrally cleared CPI swaps, the clearinghouse guarantees CPI swaps against default.

Core Plus Bond Fund, Floating Rate Fund, High Yield Fund, Income Fund, Inflation Focused Fund, Short Duration Core Bond Fund and Short Duration Income Fund entered into credit default swaps for the fiscal year ended November 30, 2018 (as described in note 2(q)) for investment purposes, to economically hedge credit risk or for speculative purposes. Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying security in the event of a defined credit event, such as payment default or bankruptcy. Under a credit default swap one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs. Upon the occurrence of a defined credit event, the difference between the value of the reference obligation and the swap’s notional amount is recorded as realized gain or loss on swap transactions in the Statements of Operations. Each Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. For the centrally cleared credit default swaps, there is minimal counterparty credit risk to the Funds since these credit default swaps are traded through a central clearinghouse. As a counterparty to all centrally cleared credit default swaps, the clearinghouse guarantees credit default swaps against default.

As of November 30, 2018, each Fund had the following derivatives at fair value, grouped into appropriate risk categories that illustrate the Funds’ use of derivative instruments:

Notes to Financial Statements (continued)

	Convertible Fund
		Foreign
		Currency
Asset Derivatives		Contracts
Forward Foreign Currency Exchange Contracts(1)		$424,785

Liability Derivatives
Forward Foreign Currency Exchange Contracts(2)		$67,409

	Core Fixed Income Fund
		Interest
		Rate
Asset Derivatives		Contracts
Futures Contracts(3)		$62,023

Liability Derivatives
Futures Contracts(3)		$52,050

		Core Plus Bond Fund
		Foreign
	Interest Rate	Currency	Credit
Asset Derivatives	Contracts	Contracts	Contracts
Forward Foreign Currency Exchange Contracts(1)	–	$5,388	–
Credit Default Swaps(4)	–		$3,828
Futures Contract(3)	$34		–

Liability Derivatives
Centrally Cleared Credit Default Swaps(5)	–		$2,912
Credit Default Swaps(6)	–		$9,369
Futures Contracts(3)	$3,633	–	–

	Corporate Bond Fund
		Interest
		Rate
Asset Derivatives		Contracts
Futures Contracts(3)		$296

Liability Derivatives
Futures Contracts(3)		$4,077

		Floating Rate Fund
		Foreign
	Interest Rate	Currency	Credit	Equity
Asset Derivatives	Contracts	Contracts	Contracts	Contracts
Forward Foreign Currency Exchange Contracts(1)	–	$952,599	–	–

Liability Derivatives
Centrally Cleared Credit Default Swaps(5)	–	–	$2,027,045	–
Futures Contracts(3)	$908,819	–	–	–
Total Return Swaps(7)	–	–		$5,469,233

Notes to Financial Statements (continued)

			High Yield Fund
		Foreign
	Interest Rate	Currency	Credit	Equity
Asset Derivatives	Contracts	Contracts	Contracts	Contracts
Forward Foreign Currency Exchange Contracts(1)	–	$5,516,474	–	–
Futures Contracts(3)	$368,352	–	–	–

Liability Derivatives
Centrally Cleared Credit Default Swaps(5)	–	–	$804,886	–
Credit Default Swaps(6)	–	–	$283,230	–
Forward Foreign Currency Exchange Contracts(2)	–	$419,983	–	–
Futures Contracts(3)	$1,521,449	–	–	–
Total Return Swaps(7)	–	–	–	$28,345

		Income Fund

		Foreign
	Interest Rate	Currency	Credit
Asset Derivatives	Contracts	Contracts	Contracts
Forward Foreign Currency Exchange Contracts(1)	–	$303,688	–
Futures Contracts(3)	$192,596	–	–

Liability Derivatives
Credit Default Swaps(6)	–	–	$43,906
Futures Contract(3)	$613,319	–	–
Forward Foreign Currency Exchange Contracts(2)	–	$6,734	–

		Inflation Focused Fund
		Foreign	Inflation
	Interest Rate	Currency	Linked
Asset Derivatives	Contracts	Contracts	Contracts
Centrally Cleared CPI Swaps(5)	–	–	$3,612,484
CPI Swaps(8)	–	–	$13,472,214
Forward Foreign Currency Exchange Contracts(1)	–	$49,641	–
Futures Contracts(3)	$53,823	–	–

Liability Derivatives
Centrally Cleared CPI Swaps(5)	–	–	$13,729,626
CPI Swaps(9)	–	–	$109,195,862
Futures Contracts(3)	$244,207	$–	–

Notes to Financial Statements (continued)

	Short Duration Core Bond Fund

	Interest
	Rate	Credit
Asset Derivatives	Contracts	Contracts
Credit Default Swaps(4)	–	$1,023

Liability Derivatives
Credit Default Swaps(6)	–	$2,481
Futures Contract(3)	$1,182	–

	Short Duration Income Fund

		Foreign
	Interest Rate	Currency	Credit
Asset Derivatives	Contracts	Contracts	Contracts
Credit Default Swaps(4)	–	–	$287,654
Forward Foreign Currency Exchange Contracts(1)	–	$1,839,024	–

Liability Derivatives
Credit Default Swaps(6)	–	–	$4,770,052
Futures Contracts(3)	$1,632,800	–	–

	Total Return Fund

	Interest	Foreign
	Rate	Currency
Asset Derivatives	Contracts	Contracts
Forward Foreign Currency Exchange Contracts(1)	–	$199,352
Futures Contracts(3)	$487,059	–

Liability Derivatives
Forward Foreign Currency Exchange Contracts(2)	–	$6,733
Futures Contracts(3)	$401,272	–

(1)	Statements of Assets and Liabilities location: Unrealized appreciation on forward foreign currency exchange contracts.
(2)	Statements of Assets and Liabilities location: Unrealized depreciation on forward foreign currency exchange contracts.
(3)	Statements of Assets and Liabilities location: Includes cumulative unrealized appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
(4)	Statements of Assets and Liabilities location: Credit default swap agreements receivable, at fair value.
(5)	Statements of Assets and Liabilities location: Includes cumulative unrealized appreciation/depreciation of centrally cleared swap contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
(6)	Statements of Assets and Liabilities location: Credit default swap agreements payable, at fair value.
(7)	Statements of Assets and Liabilities location: Unrealized depreciation on Total return swaps.
(8)	Statements of Assets and Liabilities location: Unrealized appreciation on CPI swaps.
(9)	Statements of Assets and Liabilities location: Unrealized depreciation on CPI swaps.

Notes to Financial Statements (continued)

Transactions in derivative investments for the fiscal year ended November 30, 2018 were as follows:

	Convertible Fund

		Foreign
	Interest Rate	Currency
	Contracts	Contracts
Net Realized Gain (Loss)
Forward Foreign Currency Exchange Contracts(1)	–	$(527,081)
Futures Contracts(2)	$22,097	–
Net Change in Unrealized Appreciation/Depreciation
Forward Foreign Currency Exchange Contracts(3)	–	$461,987
Average Number of Contracts/Notional Amounts*
Forward Foreign Currency Exchange Contracts(4)	–	$33,365,120
Futures Contracts(5)	24	–

Core Fixed Income Fund

	Interest Rate
	Contracts
Net Realized Gain (Loss)
Futures Contracts(2)	$(1,554,145)
Net Change in Unrealized Appreciation/Depreciation
Futures Contracts(6)	$191,369
Average Number of Contracts/Notional Amounts*
Futures Contracts(5)	1,158

	Core Plus Bond Fund

		Foreign
	Interest Rate	Currency	Credit
	Contracts	Contracts	Contracts
Net Realized Gain (Loss)
Credit Default Swaps Contracts(7)	–	–	$3,725
Futures Contracts(2)	$10,645	–	–
Net Change in Unrealized Appreciation/Depreciation
Credit Default Swaps Contracts(8)	–	–	$9,567
Forward Foreign Currency Exchange Contracts(3)	–	$5,388	–
Futures Contracts(6)	$(5,752)	–	–
Average Number of Contracts/Notional Amounts*
Credit Default Swaps Contracts(4)	–	–	$1,880,769
Forward Foreign Currency Exchange Contracts(4)	–	$28,943	–
Futures Contracts(5)	23	–	–

Notes to Financial Statements (continued)

Corporate Bond Fund
	Interest Rate
	Contracts
Net Realized Gain (Loss)
Futures Contracts(2)	$(20,373)
Net Change in Unrealized Appreciation/Depreciation
Futures Contracts(6)	$1,792
Average Number of Contracts/Notional Amounts*
Futures Contracts(5)	18

			Floating Rate Fund
	Interest	Foreign
	Rate	Currency	Equity	Credit
	Contracts	Contracts	Contracts	Contracts
Net Realized Gain (Loss)
Credit Default Swaps Contracts(7)	–	–	–	$2,178,613
Forward Foreign Currency Exchange Contracts(1)	–	$2,251,944	–	–
Futures Contracts(2)	$6,998,965	–	–	–
Net Change in Unrealized Appreciation/Depreciation
Credit Default Swaps Contracts(8)	–	–	–	$(2,027,045)
Forward Foreign Currency Exchange Contracts(3)	–	$1,145,145	–	–
Total Return Swaps(8)	–	–	$(5,469,233)	–
Futures Contracts(6)	$(1,560,760)	–	–	–
Average Number of Contracts/Notional Amounts*
Credit Default Swaps(4)	–	–	–	$43,966,769
Forward Foreign Currency Exchange Contracts(4)	–	$55,918,869	–	–
Total Return Swaps(4)			$52,461,538
Futures Contracts(5)	3,767	–	–	–

Notes to Financial Statements (continued)

			High Yield Fund
	Interest	Foreign
	Rate	Currency	Equity	Credit
	Contracts	Contracts	Contracts	Contracts
Net Realized Gain (Loss)
Credit Default Swaps Contracts(7)	–	–	–	$88,017
Forward Foreign Currency Exchange Contracts(1)	–	$11,241,775	–	–
Futures Contracts(2)	$(17,254,320)	–	–	–
Net Change in Unrealized Appreciation/Depreciation
Credit Default Swaps Contracts(8)	–	–	–	$(717,187)
Forward Foreign Currency Exchange Contracts(3)	–	$6,121,321	–	–
Futures Contracts(6)	$280,400	–	–	–
Total Return Swaps(8)	–	–	$(28,345)	–
Average Number of Contracts/Notional Amounts*
Credit Default Swaps(4)	–	–	–	$169,441,231
Forward Foreign Currency Exchange Contracts(4)	–	$208,342,469	–	–
Futures Contracts(5)	5,317	–	–	–
Total Return Swaps(4)	–	–	$1,692,308	–

	Income Fund
		Foreign
	Interest Rate	Currency	Credit
	Contracts	Contracts	Contracts
Net Realized Gain (Loss)
Credit Default Swaps Contracts(7)	–	–	$(55,501)
Forward Foreign Currency Exchange Contracts(1)	–	$3,281,506	–
Futures Contracts(2)	$(5,419,058)	–	–
Net Change in Unrealized Appreciation/Depreciation
Credit Default Swaps Contracts(8)	–	–	$(11,959)
Forward Foreign Currency Exchange Contracts(3)	–	$928,209	$–
Futures Contracts(6)	$(43,260)	–	–
Average Number of Contracts/ Notional Amounts*
Credit Default Swap(4)	–	–	$8,877,000
Forward Foreign Currency Exchange Contracts(4)	–	$61,847,533	–
Futures Contracts(5)	4,415	$–	–

Notes to Financial Statements (continued)

		Inflation Focused Fund
	Interest	Foreign	Inflation
	Rate	Currency	Linked
	Contracts	Contracts	Contracts
Net Realized Gain (Loss)
CPI Swaps(7)	–	–	$(3,760,902)
Forward Foreign Currency Exchange Contracts(1)	–	$(1,215)	–
Futures Contracts(2)	$(5,242,622)	–	–
Net Change in Unrealized Appreciation/Depreciation
CPI Swaps(8)	–	–	$2,708,206
Forward Foreign Currency Exchange Contracts(3)	–	$50,954	–
Futures Contracts(6)	$230,017	–	–
Average Number of Contracts/Notional Amounts*
CPI Swaps(4)	–	–	$3,413,230,769
Forward Foreign Currency Exchange Contracts(4)	–	$748,722	–
Futures Contracts(5)	3,541	–	–

	Short Duration Core Bond Fund

	Interest Rate	Credit
	Contracts	Contracts
Net Realized Gain (Loss)
Credit Default Swaps Contracts(7)	–	$3,859
Futures Contracts(2)	$(6,560)	–
Net Change in Unrealized Appreciation/Depreciation
Credit Default Swaps Contracts(8)	–	$3,226
Futures Contracts(6)	$(1,792)	–
Average Number of Contracts/ Notional Amounts*
Credit Default Swaps(4)	–	$108,538
Futures Contracts(5)	5	–

Notes to Financial Statements (continued)

	Short Duration Income Fund

		Foreign
	Interest Rate	Currency	Credit
	Contracts	Contracts	Contracts
Net Realized Gain (Loss)
Credit Default Swaps Contracts(7)	–	–	$3,876,305
Forward Foreign Currency Exchange Contracts(1)	–	$(68,929)	–
Futures Contracts(2)	$(81,698,927)	–	–
Net Change in Unrealized Appreciation/Depreciation
Credit Default Swaps Contracts(8)	–	–	$3,317,399
Forward Foreign Currency Exchange Contracts(3)	–	$1,911,076	–
Futures Contracts(6)	$(1,335,626)	–	–
Average Number of Contracts/Notional Amounts*
Credit Default Swaps(4)	–	–	$195,000,000
Forward Foreign Currency Exchange Contracts(4)	–	$29,027,988	–
Futures Contracts(5)	36,217	–	–

	Total Return Fund

		Foreign
	Interest Rate	Currency
	Contracts	Contracts
Net Realized Gain (Loss)
Forward Foreign Currency Exchange Contracts(1)	–	$137,370
Futures Contracts(2)	$(1,368,014)	–
Net Change in Unrealized Appreciation/Depreciation
Forward Foreign Currency Exchange Contracts(3)	–	$212,724
Futures Contracts(6)	$(225,568)	–
Average Number of Contracts/Notional Amounts*
Forward Foreign Currency Exchange Contracts(4)	–	$3,390,627
Futures Contracts(5)	5,428	–

*	Calculated based on the number of contracts or notional amounts for the fiscal year ended November 30, 2018.
(1)	Statements of Operations location: Net realized gain (loss) on foreign currency exchange contracts.
(2)	Statements of Operations location: Net realized gain (loss) on futures contracts.
(3)	Statements of Operations location: Net change in unrealized appreciation/depreciation on foreign currency exchange contracts.
(4)	Amount represents notional amounts in U.S. dollars.
(5)	Amount represents number of contracts.
(6)	Statements of Operations location: Net change in unrealized appreciation/depreciation on futures contracts.
(7)	Statements of Operations location: Net realized gain (loss) on swap contracts.
(8)	Statements of Operations location: Net change in unrealized appreciation/depreciation on swap contracts.

8.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board (“FASB”) requires disclosures intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the statements of assets and liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by counterparty. A master netting agreement is an agreement between a fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Funds’ accounting policy with respect to balance sheet

Notes to Financial Statements (continued)

offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the statement of assets and liabilities across transactions between the Funds and the applicable counterparty:

			Convertible Fund
		Gross Amounts	Net Amounts of
		Offset in the	Assets Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Assets	and Liabilities	Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$424,785	$–	$424,785
Repurchase Agreement	16,697,202	–	16,697,202
Total	$17,121,987	$–	$17,121,987

	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
		Amounts Not Offset in the
		Statement of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Citibank	$124,236	$–	$–	$–	$124,236
Fixed Income Clearing Corp.	16,697,202	–	–	(16,697,202)	–
Goldman Sachs	74,556	–	–	–	74,556
J.P. Morgan Chase	106,831	–	–	–	106,831
State Street Bank and Trust	119,162	(37,030)	–	–	82,132
Total	$17,121,987	$(37,030)	$–	$(16,697,202)	$387,755

		Gross Amounts	Net Amounts of
		Offset in the	Liabilities Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Liabilities	and Liabilities	Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$67,409	$–	$67,409
Total	$67,409	$–	$67,409

	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
		Amounts Not Offset in the
		Statement of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Pledged(a)	Securities Collateral Pledged(a)	Net Amount(c)
Barclays Bank plc	$30,379	$–	$–	$–	$30,379
State Street Bank and Trust	37,030	(37,030)	–	–	–
Total	$67,409	$(37,030)	$–	$–	$30,379

		Core Fixed Income Fund
		Gross Amounts	Net Amounts of
		Offset in the	Assets Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Assets	and Liabilities	Assets and Liabilities
Repurchase Agreements	$47,297,881	$–	$47,297,881
Total	$47,297,881	$–	$47,297,881

Notes to Financial Statements (continued)

	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
		Amounts Not Offset in the
		Statement of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$5,297,881	$–	$–	$(5,297,881)	$–
JPMorgan Chase & Co.	7,000,000	–	–	(7,000,000)	–
Toronto Dominion Grand Cayman	35,000,000	–	–	(35,000,000)	–
Total	$47,297,881	$–	$–	$(47,297,881)	$–

		Core Plus Bond Fund
		Gross Amounts	Net Amounts of
		Offset in the	Assets Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Assets	and Liabilities	Assets and Liabilities
Credit Default Swap Contracts	$3,828	$–	$3,828
Forward Foreign Currency Exchange Contracts	5,388	–	5,388
Repurchase Agreement	295,415	–	295,415
Total	$304,631	$–	$304,631

	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
		Amounts Not Offset in the
		Statement of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$295,415	$–	$–	$(295,415)	$–
Morgan Stanley	9,216	(9,216)	–	–	–
Total	$304,631	$(9,216)	$–	$(295,415)	$–

		Gross Amounts	Net Amounts of
		Offset in the	Assets Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Liabilities	and Liabilities	Assets and Liabilities
Credit Default Swap Contracts	$9,369	$–	$9,369
Total	$9,369	$–	$9,369

	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
		Amounts Not Offset in the
		Statement of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Morgan Stanley	$9,369	$(9,216)	$–	$–	$153
Total	$9,369	$(9,216)	$–	$–	$153

Notes to Financial Statements (continued)

			Floating Rate Fund
		Gross Amounts	Net Amounts of
		Offset in the	Assets Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Assets	and Liabilities	Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$952,599	$–	$952,599
Repurchase Agreements	158,461,989	–	158,461,989
Total	$159,414,588	$–	$159,414,588

	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
		Amounts Not Offset in the
		Statement of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Citibank	$308,713	$(308,713)	$–	$–	$–
Fixed Income Clearing Corp.	154,461,989	–	–	(154,461,989)	–
J.P. Morgan Chase	592	(592)	–	–	–
Morgan Stanley	193,005	(193,005)	–	–	–
Toronto Dominion Grand Cayman	4,000,000	–	–	(4,000,000)	–
State Street Bank and Trust	450,289	–	–	(291,000)	159,289
Total	$159,414,588	$(502,310)	$–	$(158,752,989)	$159,289

		Gross Amounts	Net Amounts of
		Offset in the	Assets Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Liabilities	and Liabilities	Assets and Liabilities
Total Return Swap Contract	$5,469,233	$–	$5,469,233
Total	$5,469,233	$–	$5,469,233

	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
		Amounts Not Offset in the
		Statement of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Pledged(a)	Securities Collateral Pledged(a)	Net Amount(c)
Citibank	$1,107,821	$(308,713)	$(799,108)	$–	$–
Goldman Sachs	1,063,078	–	(1,063,078)	–	–
J.P. Morgan	2,393,021	(592)	(2,392,429)	–	–
Morgan Stanley	905,313	(193,005)	(712,308)	–	–
Total	$5,469,233	$(502,310)	$(4,966,923)	$–	$–

			High Yield Fund
		Gross Amounts	Net Amounts of
		Offset in the	Assets Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Assets	and Liabilities	Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$5,516,474	–	$5,516,474
Total	$5,516,474	$–	$5,516,474

Notes to Financial Statements (continued)

	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
		Amounts Not Offset in the
		Statement of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Bank of America	$21,731	$–	$–	$–	$21,731
Barclays Bank plc	48,474	–	–	–	48,474
Citibank	570,220	(12,873)	(577,347)	–	–
Goldman Sachs	194,237	(28,345)	–	–	165,892
J.P. Morgan Chase	350,894	(350,894)	–	–	–
Morgan Stanley	184,313	–	(90,000)	–	94,313
Standard Chartered Bank	458,855	–	(290,000)	–	168,855
State Street Bank and Trust	3,675,874	(365,640)	–	(2,448,000)	862,234
Toronto Dominion Bank	11,876	–	–	–	11,876
Total	$5,516,474	$(757,752)	$(937,347)	$(2,448,000)	$1,373,375

		Gross Amounts	Net Amounts of
		Offset in the	Liabilities Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Liabilities	and Liabilities	Assets and Liabilities
Credit Default Swap Contracts	$283,230	$–	$283,230
Forward Foreign Currency Exchange Contracts	419,983	–	419,983
Reverse Repurchase Agreement	1,270,006	–	1,270,006
Total Return Swap Contracts	28,345	–	28,345
Total	$2,001,564	$–	$2,001,564

	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
		Amounts Not Offset in the
		Statement of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Pledged(a)	Securities Collateral Pledged(a)	Net Amount(c)
Citibank	$12,873	$(12,873)	$–	$–	$–
Goldman Sachs	28,345	(28,345)	–	–	–
J.P. Morgan Chase	1,594,706	(350,894)	–	–	1,243,812
State Street Bank and Trust	365,640	(365,640)	–	–	–
Total	$2,001,564	$(757,752)	$–	$–	$1,243,812

			Income Fund
		Gross Amounts	Net Amounts of
		Offset in the	Assets Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Assets	and Liabilities	Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$303,688	$–	$303,688
Repurchase Agreements	14,842,939	–	14,842,939
Total	$15,146,627	$–	$15,146,627

Notes to Financial Statements (continued)

	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
		Amounts Not Offset in the
		Statement of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
J.P. Morgan Chase	$2,000,000	$(224,118)	$–	$(1,775,882)	$–
Citibank	104,232	–	–	–	104,232
Fixed Income Clearing Corp.	12,842,939	–	–	(12,842,939)	–
State Street Bank and Trust	199,456	–	–	(9,000)	190,456
Total	$15,146,627	$(224,118)	$–	$(14,627,821)	$294,688

		Gross Amounts	Net Amounts of
		Offset in the	Liabilities Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Liabilities	and Liabilities	Assets and Liabilities
Credit Default Swap Contracts	$43,906	$–	$43,906
Forward Foreign Currency Exchange Contracts	6,734	–	6,734
Reverse Repurchase Agreement	224,118	–	224,118
Total	$274,758	$–	$274,758

	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
		Amounts Not Offset in the
		Statement of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Pledged(a)	Securities Collateral Pledged(a)	Net Amount(c)
Bank of America	$6,734	$–	$–	$–	$6,734
J.P. Morgan Chase	224,118	(224,118)	–	–	–
Morgan Stanley	43,906	–	(43,906)	–	–
Total	$274,758	$(224,118)	$(43,906)	$–	$6,734

		Inflation Focused Fund
		Gross Amounts	Net Amounts of
		Offset in the	Assets Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Assets	and Liabilities	Assets and Liabilities
Consumer Price Index (“CPI”) Swaps	$13,472,214	$–	$13,472,214
Forward Foreign Currency Exchange Contracts	49,641	–	49,641
Repurchase Agreements	16,904,802	–	16,904,802
Total	$30,426,657	$–	$30,426,657

Notes to Financial Statements (continued)

	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
		Amounts Not Offset in the
		Statement of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Bank of America	$5,336,650	$(5,336,650)	$–	$–	$–
Barclays Bank plc	3,201,106	(3,201,106)	–	–	–
Deutsche Bank AG	1,904,032	(1,904,032)	–	–	–
Fixed Income Clearing Corp.	11,904,802	–	–	(11,904,802)	–
Goldman Sachs	2,378,206	(2,378,206)	–	–	–
J.P. Morgan Chase	5,652,220	(5,652,220)	–	–	–
Morgan Stanley	503	–	–	–	503
Standard Chartered Bank	47,288	–	–	–	47,288
State Street Bank and Trust	965	–	–	–	965
Toronto Dominion Bank	885	–	–	–	885
Total	$30,426,657	$(18,472,214)	$–	$(11,904,802)	$49,641

		Gross Amounts	Net Amounts of
		Offset in the	Liabilities Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Liabilities	and Liabilities	Assets and Liabilities
Consumer Price Index (“CPI”) Swaps	$109,195,862	$–	$109,195,862
Total	$109,195,862	$–	$109,195,862

	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
		Amounts Not Offset in the
		Statement of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Pledged(a)	Securities Collateral Pledged(a)	Net Amount(c)
Bank of America	$14,245,606	$(5,336,650)	$(8,908,956)	$–	$–
Barclays Bank plc	14,009,799	(3,201,106)	(10,808,693)	–	–
Credit Suisse	4,830,201	–	(4,830,201)	–	–
Deutsche Bank AG	32,099,134	(1,904,032)	(28,380,000)	–	1,815,102
Goldman Sachs	15,657,264	(2,378,206)	(13,279,058)	–	–
J.P. Morgan Chase	16,787,512	(5,652,220)	(11,135,292)	–	–
Merrill Lynch International Bank Ltd.	1,193,608	–	(1,080,000)	–	113,608
Wells Fargo	10,372,738	–	(10,210,000)	–	162,738
Total	$109,195,862	$(18,472,214)	$(88,632,200)	$–	$2,091,448

		Short Duration Core Bond Fund
		Gross Amounts	Net Amounts of
		Offset in the	Assets Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Assets	and Liabilities	Assets and Liabilities
Credit Default Swap Contracts	$1,023	$–	$1,023
Total	$1,023	$–	$1,023

Notes to Financial Statements (continued)

	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Morgan Stanley	$1,023	$(1,023)	$–	$–	$–
Total	$1,023	$(1,023)	$–	$–	$–

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Credit Default Swap Contracts	$2,481	$–	$2,481
Total	$2,481	$–	$2,481

	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Pledged(a)	Securities Collateral Pledged(a)	Net Amount(c)
Morgan Stanley	$2,481	$ (1,023)	$–	$–	$1,458
Total	$2,481	$ (1,023)	$–	$–	$1,458

		Short Duration Income Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Credit Default Swap Contracts	$287,654	$–	$287,654
Forward Foreign Currency Exchange Contracts	1,839,024	–	1,839,024
Repurchase Agreements	278,437,381	–	278,437,381
Total	$280,564,059	$–	$280,564,059

	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Credit Suisse	$172,592	$(172,592)	$–	$–	$–
Deutsche Bank	19,177	(19,177)	–	–	–
Fixed Income Clearing Corp.	102,437,381	–	–	(102,437,381)	–
J.P. Morgan Chase	176,000,000	–	–	(176,000,000)	–
Morgan Stanley	109,007	(109,007)	–	–	–
Standard Chartered Bank	1,776,900	–	(1,776,900)	–	–
State Street Bank and Trust	25,654	–	–	–	25,654
Toronto Dominion Bank	23,348	–	–	–	23,348
Total	$280,564,059	$(300,776)	$(1,776,900)	$(278,437,381)	$49,002

Notes to Financial Statements (continued)

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Credit Default Swap Contracts	$4,770,052	$–	$4,770,052
Total	$4,770,052	$–	$4,770,052

	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Pledged(a)	Securities Collateral Pledged(a)	Net Amount(c)
Credit Suisse	$954,010	$(172,592)	$(781,418)	$–	$–
Deutsche Bank	1,431,016	(19,177)	(1,411,839)	–	–
Morgan Stanley	2,385,026	(109,007)	(2,180,000)	–	96,019
Total	$4,770,052	$(300,776)	$–	$–	$96,019

			Total Return Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$199,352	$–	$199,352
Repurchase Agreements	165,392,028	–	165,392,028
Total	$165,591,380	$–	$165,591,380

	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Bank of America	$9,247	$(6,733)	$–	$–	$2,514
Citibank	30,532	–	–	–	30,532
Fixed Income Clearing Corp.	10,392,028	–	–	(10,392,028)	–
JPMorgan Chase & Co.	26,000,000	(448,237)	–	(25,551,763)	–
JPMorgan Chase	87,603	–	–	–	87,603
Toronto Dominion Grand Cayman	129,000,000	–	–	(129,000,000)	–
Standard Chartered Bank	34,052	–	–	–	34,052
State Street Bank and Trust	29,734	–	–	–	29,734
Toronto Dominion Bank	8,184	–	–	–	8,184
Total	$165,591,380	$(454,970)	$–	$(164,943,791)	$192,619

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$6,733	$–	$6,733
Reverse Repurchase Agreement	448,237	–	448,237
Total	$454,970	$–	$454,970

Notes to Financial Statements (continued)

	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Pledged(a)	Securities Collateral Pledged(a)	Net Amount(c)
Bank of America	$6,733	$(6,733)	$–	$–	$–
J.P. Morgan Chase & Co.	448,237	(448,237)	–	–	–
Total	$454,970	$(454,970)	$–	$–	$–

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets presented in the Statement of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by the counterparty as of November 30, 2018.
(c)	Net amount represents the amount owed by the Fund to the counterparty as of November 30, 2018.

9.	TRUSTEES’ REMUNERATION

The Trust’s officers and one Trustee, who are associated with Lord Abbett, do not receive any compensation from the Trust for serving in such capacities. Independent Trustees’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Trustees under which Independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Trustees’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Trustees’ fees on the Statements of Operations and in Trustees’ fees payable on the Statements of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

10.	EXPENSE REDUCTIONS

The Trust has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of each Fund’s expenses.

11.	LINE OF CREDIT

During the fiscal year through August 8, 2018, the Funds, except Ultra Short Bond Fund, and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) participated in a syndicated line of credit facility with various lenders for $600 million (the “Facility”), whereas State Street Bank and Trust Company (“SSB”) participates as a lender and as agent for the lenders. The Facility is to be used for temporary or emergency purposes as an additional source of liquidity to satisfy redemptions. The Participating Funds are subject to graduated borrowing limits of one-third of Fund assets (if Fund assets are less than $750 million), $250 million, $300 million, or $350 million, based on past borrowings and likelihood of future borrowings. During the period ended August 8, 2018, the Funds did not utilize the Facility.

Effective August 9, 2018, the Participating Funds entered into an amended syndicated line of credit facility with various lenders for $1.06 billion (the “Syndicated Facility”), whereas SSB participates as a lender and as agent for the lenders. Under the Syndicated Facility, the Participating Funds are subject to graduated borrowing limits of one-third of Fund assets (if Fund assets are less than $750 million), $250 million, $300 million, $350 million, or $1 billion, based on past borrowings and likelihood of future borrowings. Also effective August 9, 2018, the Participating Funds entered into an additional line of credit facility with SSB for $250 million (the “Bilateral Facility,” and together with the Syndicated Facility, the “Facilities”). Under the Bilateral Facility, each Participating Fund

Notes to Financial Statements (continued)

may borrow up to the lesser of $250 million or one-third of Fund assets. The Facilities are to be used for temporary or emergency purposes to satisfy redemption requests and manage liquidity.

During the year ended November 30, 2018, High Yield Fund utilized the Facility from November 19, 2018 to November 20, 2018 with a borrowing range from $8,300,000 to $61,300,000. The average interest rate during the period was 3.40% and total interest paid amounted to $10,804.

Effective December 21, 2018, the Participating Funds entered into an amended Syndicated Facility with various lenders for $1.1 billion based on the same terms as described above.

12.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”) certain registered open-end management investment companies managed by Lord Abbett, including each Fund, participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the Funds to borrow money from and lend money to each other for temporary or emergency purposes subject to the limitations and conditions.

During the year ended November 30, 2018, the following Funds of the Trust participated as lenders in the Interfund Lending Program. For the period in which the loan was outstanding, the average amount loaned, interest rate and interest income were as follows:

Fund	Average Loan	Average Interest Rate	Interest Income*
Short Duration Income Fund	$18,858,779	2.23%	$1,152
Total Return Fund	14,218,684	2.23%	869

*	Included in the Statement of Operations.

During the year ended November 30, 2018, the following Fund of the Trust participated as a borrower in the Interfund Lending Program. The average amount borrowed, interest rate and interest expense were as follows:

Fund	Average Loan	Average Interest Rate	Interest Expense*
High Yield Fund	$29,936,515	2.23%	$1,829

*	Included in the Statement of Operations.

There were no interfund loans outstanding as of November 30, 2018.

13.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Trust’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating each Fund’s NAV.

14.	INVESTMENT RISKS

Each Fund is subject to the general risks and considerations associated with investing in fixed income securities and to the changing prospects of individual companies and/or sectors in which the Funds invest. The value of an investment will change as interest rates fluctuate and in response to market movements. When interest rates rise, the prices of fixed income securities are likely to decline; when interest rates fall, such prices tend to rise. Longer-term securities are usually more sensitive to interest rate changes. There is also the risk that an issuer of a fixed income security will fail to make timely payments of principal and/or interest to a Fund, a risk that is greater with high-yield bonds (sometimes called “junk bonds”) in which one or more of the Funds may invest. Some

Notes to Financial Statements (continued)

issuers, particularly of high-yield bonds, may default as to principal and/or interest payments after a Fund purchases their securities. A default, or concerns in the market about an increase in risk of default, may result in losses to each Fund. High-yield bonds are subject to greater price fluctuations and increased liquidity risk, as well as additional risks.

Because the Ultra Short Bond Fund invests a significant portion of its assets in securities issued by companies in the financial services industry, developments affecting this industry may have a disproportionate impact on the Fund. Interest rate risk, credit risk, and the risk of regulatory changes in the financial services industry, among other risks, may have a negative effect on companies in the financial services industry.

The values of equity holdings of Convertible Fund will fluctuate in response to movements in the equity securities market in general and to the changing prospects of the individual companies and/or sectors in which the Fund invests.

Convertible Fund, High Yield Fund, Income Fund, Inflation Focused Fund, and Short Duration Income Fund are subject to the general risks and considerations associated with investing in convertible securities, which have both equity and fixed income risk characteristics including market, credit, liquidity, and interest rate risks. Generally, convertible securities offer lower interest or dividend yields than non-convertible securities of similar quality and less potential for gains or capital appreciation in a rising equity securities market than equity securities. They tend to be more volatile than other fixed income securities, and the markets for convertible securities may be less liquid than markets for stocks or bonds. A significant portion of convertible securities have below investment grade credit ratings and are subject to increased credit and liquidity risks.

Each Fund’s investment exposure to foreign (which may include emerging market) companies presents increased market, liquidity, currency, political, information and other risks. The cost of a Fund’s potential use of forward foreign currency exchange contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions prevailing.

Each Fund is subject to the risks associated with derivatives, which may be different from and greater than the risks associated with directly investing in securities. Derivatives may be subject to risks such as liquidity risk, leveraging risk, interest rate risk, market risk, and credit risk. Illiquid securities may lower the Funds’ returns since the Funds may be unable to sell these securities at their desired time or price. Derivatives also may involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the value of the underlying asset, rate or index. Whether a Fund’s use of derivatives is successful will depend on, among other things, the Fund’s ability to correctly forecast market movements, changes in foreign exchange and interest rates, and other factors. If a Fund incorrectly forecasts these and other factors, its performance could suffer. A Fund’s use of derivatives could result in a loss exceeding the amount of the Fund’s investment in these instruments.

Each Fund may invest in swap contracts. Swap contracts are bi-lateral agreements between a fund and its counterparty. Each party is exposed to the risk of default by the other in addition to the risks associated with investing in derivatives discussed above. In addition, they may involve a small investment of cash compared to the risk assumed with the result that small changes may produce disproportionate and substantial gains or losses to the Funds.

The Funds are subject to the risks of investing in credit default swap contracts. The risks associated with the Funds’ investment in credit default swaps are greater than if the Funds invested directly in the reference obligation because they are subject to liquidity risk, counterparty risk, and credit

Notes to Financial Statements (continued)

risk at both the counterparty and underlying issuer levels in addition to the risks associated with investing in derivatives discussed above.

Each Fund’s exposure to inflation-linked investments, such as Treasury Inflation Protected Securities, may be vulnerable to changes in expectations of inflation or interest rates and there is no guarantee that the Fund’s use of these instruments will be successful.

The Funds are subject to the risks of investing in floating rate or adjustable rate senior loans, which are subject to increased credit and liquidity risks. Senior loans are business loans made to borrowers that may be U.S. or foreign corporations, partnerships or other business entities. The senior loans in which Core Fixed Income Fund, Core Plus Bond Fund, Floating Rate Fund, High Yield Fund, Income Fund, Inflation Focused Fund, Short Duration Income Fund and Total Return Fund may invest may consist primarily of senior loans that are rated below investment grade or, if unrated, deemed by Lord Abbett to be equivalent to below investment grade securities. Below investment grade senior loans, as in the case of high- yield debt securities, or junk bonds, are usually more credit sensitive than interest rate sensitive, although the value of these instruments may be impacted by broader interest rate swings in the overall fixed income market. In addition, Floating Rate Fund may invest up to 20% of its total assets in senior loans that are not secured by any specific collateral.

Each Fund is subject to the risk of investing in securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities (such as the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), or the Federal Home Loan Mortgage Corporation (“Freddie Mac”)). Unlike Ginnie Mae securities, securities issued or guaranteed by U.S. Government-related organizations such as Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. Government and no assurance can be given that the U.S. Government would provide financial support to its agencies and instrumentalities if not required to do so by law. Consequently, the Fund may be required to look principally to the agency issuing or guaranteeing the obligation.

Convertible Fund, Core Fixed Income Fund, Core Plus Bond Fund, Floating Rate Fund, High Yield Fund, Income Fund, Inflation Focused Fund, Short Duration Core Bond Fund, Short Duration Income Fund and Total Return Fund are subject to the risks of investing in asset backed securities and mortgage-related securities, including those of such Government sponsored enterprises as Fannie Mae and Freddie Mac. In addition, these Funds may invest in non-agency backed and mortgage related securities, which are issued by the private institutions, not by the government-sponsored enterprises. Such securities may be particularly sensitive to changes in economic conditions, including delinquencies and/or defaults, and changes in prevailing interest rates. These changes can affect the value, income and/or liquidity of such positions. When interest rates are declining, the value of these securities with prepayment features may not increase as much as other fixed income securities. Early principal repayment may deprive a Fund of income payments above current markets rates. The prepayment rate also will affect the price and volatility of a mortgage-related security. In addition, securities of government sponsored enterprises are guaranteed with respect to the timely payment of interest and principal by the particular enterprise involved, not by the U.S. Government.

These factors and others, can affect each Fund’s performance.

Notes to Financial Statements (continued)

15.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of beneficial interest were as follows:

		Year Ended		Year Ended
Convertible Fund	November 30, 2018		November 30, 2017
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	4,958,401	$67,270,445	6,984,406	$88,208,738
Converted from Class B*	6,235	82,233	25,040	311,885
Converted from Class C**	584,452	7,978,508	–	–
Reinvestment of distributions	183,983	2,459,369	197,459	2,370,179
Shares reacquired	(4,390,057)	(58,751,103)	(4,880,246)	(60,638,773)
Increase	1,343,014	$19,039,452	2,326,659	$30,252,029

Class B Shares
Reinvestment of distributions	136	$1,783	1,031	$12,053
Shares reacquired	(8,987)	(119,656)	(17,250)	(214,219)
Converted to Class A*	(6,207)	(82,233)	(25,033)	(311,885)
Decrease	(15,058)	$(200,106)	(41,252)	$(514,051)

Class C Shares
Shares sold	948,417	$12,778,141	1,128,681	$14,028,469
Reinvestment of distributions	37,463	492,527	60,235	711,257
Shares reacquired	(663,701)	(8,858,508)	(1,111,337)	(13,653,162)
Converted to Class A**	(588,322)	(7,978,508)	–	–
Increase (decrease)	(266,143)	$(3,566,348)	77,579	$1,086,564

Class F Shares
Shares sold	9,171,694	$124,133,676	11,401,889	$142,751,338
Reinvestment of distributions	216,930	2,903,036	217,376	2,623,864
Shares reacquired	(5,281,534)	(70,983,367)	(7,377,715)	(93,450,909)
Increase	4,107,090	$56,053,345	4,241,550	$51,924,293

Class F3 Shares(a)
Shares sold	310,996	$4,212,635	297,153	$3,918,550
Reinvestment of distributions	7,769	104,716	7	89
Shares reacquired	(107,907)	(1,461,940)	(7,128)	(94,885)
Increase	210,858	$2,855,411	290,032	$3,823,754

Class I Shares
Shares sold	3,321,079	$45,643,567	20,304,607	$255,913,345
Reinvestment of distributions	899,257.46	12,055,156	1,072,119	12,950,493
Shares reacquired	(10,128,381)	(137,396,647)	(11,948,938)	(148,856,822)
Increase (decrease)	(5,908,045)	$(79,697,924)	9,427,788	$120,007,016

Class P Shares
Shares sold	195	$2,649	1,405	$18,858
Reinvestment of distributions	76	1,030	77	933
Shares reacquired	(31)	(421)	–	–
Increase	240	$3,258	1,482	$19,791

Notes to Financial Statements (continued)

		Year Ended		Year Ended
Convertible Fund	November 30, 2018		November 30, 2017
Class R2 Shares	Shares	Amount	Shares	Amount
Shares sold	477	$6,575	2,327	$28,787
Reinvestment of distributions	48	653	75	903
Shares reacquired	(4,081)	(55,686)	(4,143)	(52,447)
Decrease	(3,556)	$(48,458)	(1,741)	$(22,757)

Class R3 Shares
Shares sold	407,658	$5,512,069	284,709	$3,518,104
Reinvestment of distributions	7,881	104,745	8,320	99,573
Shares reacquired	(184,023)	(2,495,122)	(125,737)	(1,555,878)
Increase	231,516	$3,121,692	167,292	$2,061,799

Class R4 Shares
Shares sold	3,645	$48,407	737	$9,232
Reinvestment of distributions	44	600	29	352
Shares reacquired	(3,237)	(42,346)	(370)	(4,371)
Increase	452	$6,661	396	$5,213

Class R5 Shares
Shares sold	512,510	$6,864,120	9,481	$121,614
Reinvestment of distributions	225	3,013	78	983
Shares reacquired	(511,764)	(6,817,312)	(22)	(293)
Increase	971	$49,821	9,537	$122,304

Class R6 Shares
Shares sold	713,762	$9,633,978	237,949	$3,004,161
Reinvestment of distributions	1,377	18,548	458	5,515
Shares reacquired	(563,195)	(7,485,313)	(56,122)	(703,899)
Increase	151,944	$2,167,213	182,285	$2,305,777

	Year Ended		Year Ended
Core Fixed Income Fund	November 30, 2018		November 30, 2017
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	7,493,147	$79,496,080	11,084,044	$120,452,636
Converted from Class B*	15,391	164,798	174,573	1,897,400
Converted from Class C**	490,948	5,183,375	–	–
Reinvestment of distributions	1,164,110	12,299,760	901,467	9,810,134
Shares reacquired	(12,409,034)	(131,502,217)	(14,103,752)	(153,173,622)
Decrease	(3,245,438)	$(34,358,204)	(1,943,668)	$(21,013,452)

Class B Shares
Shares sold	8	$177	17,452	$188,412
Reinvestment of distributions	142	1,522	2,268	24,562
Shares reacquired	(49,544)	(531,533)	(75,322)	(814,156)
Converted to Class A*	(15,436)	(164,798)	(175,114)	(1,897,400)
Decrease	(64,830)	$(694,632)	(230,716)	$(2,498,582)

Notes to Financial Statements (continued)

		Year Ended		Year Ended
Core Fixed Income Fund	November 30, 2018		November 30, 2017
Class C Shares	Shares	Amount	Shares	Amount
Shares sold	313,212	$3,319,667	1,035,052	$11,191,383
Reinvestment of distributions	106,761	1,124,116	97,228	1,053,079
Shares reacquired	(2,016,288)	(21,238,948)	(3,026,121)	(32,662,229)
Converted to Class A**	(492,834)	(5,183,375)	–	–
Decrease	(2,089,149)	$(21,978,540)	(1,893,841)	$(20,417,767)

Class F Shares
Shares sold	6,115,076	$64,735,065	20,063,818	$217,958,501
Reinvestment of distributions	419,343	4,432,326	814,762	8,868,818
Shares reacquired	(12,175,316)	(129,058,705)	(38,130,337)	(415,511,292)
Decrease	(5,640,897)	$(59,891,314)	(17,251,757)	$(188,683,973)

Class F3 Shares(a)
Shares sold	9,872,752	$104,801,511	28,358,817	$309,475,690
Reinvestment of distributions	877,421	9,280,165	101,973	1,109,698
Shares reacquired	(15,554,262)	(164,110,209)	(767,378)	(8,369,465)
Increase (decrease)	(4,804,089)	$(50,028,533)	27,693,412	$302,215,923

Class I Shares
Shares sold	4,003,386	$42,450,113	11,241,581	$121,452,764
Reinvestment of distributions	585,704	6,183,641	400,327	4,356,241
Shares reacquired	(3,309,805)	(34,923,506)	(8,246,050)	(89,444,982)
Increase	1,279,285	$13,710,248	3,395,858	$36,364,023

Class P Shares
Reinvestment of distributions	0.30	$3	6.03	$65
Shares reacquired	–	–	(1,084.98)	(11,737)
Increase (decrease)	0.30	$3	(1,078.95)	$(11,672)

Class R2 Shares
Shares sold	11,053	$117,679	36,069	$391,404
Reinvestment of distributions	1,024	10,827	767	8,356
Shares reacquired	(38,692)	(410,041)	(9,996)	(108,745)
Increase (decrease)	(26,615)	$(281,535)	26,840	$291,015

Class R3 Shares
Shares sold	311,838	$3,321,381	622,084	$6,745,811
Reinvestment of distributions	33,158	350,546	32,638	355,113
Shares reacquired	(623,681)	(6,647,507)	(1,190,186)	(12,916,549)
Decrease	(278,685)	$(2,975,580)	(535,464)	$(5,815,625)

Class R4 Shares
Shares sold	342,287	$3,644,357	580,077	$6,318,380
Reinvestment of distributions	16,911	178,429	4,682	51,099
Shares reacquired	(171,822)	(1,817,861)	(57,973)	(631,588)
Increase	187,376	$2,004,925	526,786	$5,737,891

Notes to Financial Statements (continued)

		Year Ended		Year Ended
Core Fixed Income Fund	November 30, 2018		November 30, 2017
Class R5 Shares	Shares	Amount	Shares	Amount
Shares sold	22,510	$241,212	63,800	$691,552
Reinvestment of distributions	2,353	24,847	1,466	15,972
Shares reacquired	(20,538)	(218,911)	(21,763)	(236,826)
Increase	4,325	$47,148	43,503	$470,698

Class R6 Shares
Shares sold	186,167	$1,965,876	832,575	$9,030,023
Reinvestment of distributions	125,284	1,323,068	90,988	989,958
Shares reacquired	(96,874)	(1,029,232)	(265,886)	(2,878,547)
Increase	214,577	$2,259,712	657,677	$7,141,434

	Year Ended		Year Ended
Core Plus Bond Fund	November 30, 2018		November 30, 2017
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	22,078	$328,196	72,934	$1,105,852
Reinvestment of distributions	16,301	239,857	14,632	220,869
Shares reacquired	(24,532)	(361,159)	(22,436)	(338,662)
Increase	13,847	$206,894	65,130	$988,059

Class C Shares
Shares sold	21,145	$317,754	26,976	$407,827
Reinvestment of distributions	1,498	22,057	868	13,126
Shares reacquired	(21,320)	(315,979)	(4,615)	(70,036)
Increase	1,323	$23,832	23,229	$350,917

Class F Shares
Shares sold	65,950	$977,614	58,712	$892,295
Reinvestment of distributions	16,016	235,763	14,187	214,173
Shares reacquired	(78,339)	(1,147,310)	(16,426)	(249,912)
Increase	3,627	$66,067	56,473	$856,556

Class F3 Shares(a)
Shares sold	–	$–	663.13	$10,000
Reinvestment of distributions	27.98	412	15.3	232
Increase	27.98	$412	678.43	$10,232

Class I Shares
Reinvestment of distributions	293	$4,315	289	$4,360
Increase	293	$4,315	289	$4,360

Class R2 Shares
Reinvestment of distributions	61	$899	61	$923
Increase	61	$899	61	$923

Class R3 Shares
Shares sold	19	$282	11	$162
Reinvestment of distributions	63	939	63	953
Increase	82.0	$1,221	74	$1,115

Notes to Financial Statements (continued)

	Year Ended		Year Ended
Core Plus Bond Fund	November 30, 2018		November 30, 2017
Class R4 Shares	Shares	Amount	Shares	Amount
Reinvestment of distributions	68	$1,002	68	$1,021
Increase	68	$1,002	68	$1,021

Class R5 Shares
Reinvestment of distributions	73	$1,076	72	$1,091
Increase	73	$1,076	72	$1,091

Class R6 Shares
Reinvestment of distributions	74	$1,089	74	$1,123
Increase	74	$1,089	74	$1,123

	Year Ended		Year Ended
Corporate Bond Fund	November 30, 2018		November 30, 2017
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	7,203	$71,189	30,149	$301,500
Reinvestment of distributions	1,446	13,991	720	7,251
Increase	8,649	$85,180	30,869	$308,751

Class C Shares
Shares sold	577	$5,544	9,968	$99,850
Reinvestment of distributions	321	3,115	145	1,460
Shares reacquired	(3,379)	(32,330)	–	–
Increase (decrease)	(2,481)	$(23,671)	10,113	$101,310

Class F Shares
Shares sold	82,564	$823,187	266,919	$2,680,805
Reinvestment of distributions	10,417	101,435	5,063	51,067
Shares reacquired	(191,555)	(1,844,216)	(12,699)	(128,575)
Increase (decrease)	(98,574)	$(919,594)	259,283	$2,603,297

Class F3 Shares(a)
Shares sold	–	$–	150,000	$1,500,000
Reinvestment of distributions	7,120	68,931	3,872	39,007
Increase	7,120	$68,931	153,872	$1,539,007

Class I Shares
Shares sold	33,188	$332,200	5,000	$50,000
Reinvestment of distributions	1,036	10,028	126	1,269
Shares reacquired	(23,883)	(228,819)	–	–
Increase	10,341	$113,409	5,126	$51,269

Class R2 Shares
Shares sold	–	$–	2,500	$25,000
Reinvestment of distributions	99	962	54	541
Increase	99	$962	2,554	$25,541

Notes to Financial Statements (continued)

	Year Ended		Year Ended
Corporate Bond Fund	November 30, 2018		November 30, 2017
Class R3 Shares	Shares	Amount	Shares	Amount
Shares sold	1,030	$9,791	3,793	$38,069
Reinvestment of distributions	163	1,577	69	692
Shares reacquired	(3)	(28)	(1)	(6)
Increase	1,190	$11,340	3,861	$38,755

Class R4 Shares
Shares sold	–	$–	2,500	$25,000
Reinvestment of distributions	109	1,055	59	596
Increase	109	$1,055	2,559	$25,596

Class R5 Shares
Shares sold	–	$–	2,500	$25,000
Reinvestment of distributions	116	1,121	63	635
Increase	116	$1,121	2,563	$25,635

Class R6 Shares
Shares sold	–	$–	150,000	$1,500,000
Reinvestment of distributions	7,121	68,930	3,872	39,008
Increase	7,121	$68,930	153,872	$1,539,008

	Year Ended		Year Ended
Floating Rate Fund	November 30, 2018		November 30, 2017
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	184,880,037	$1,694,591,518	202,662,256	$1,869,451,473
Converted from Class C**	911,003	8,351,831	–	–
Reinvestment of distributions	17,787,230	162,693,938	15,202,207	139,907,538
Shares reacquired	(180,950,567)	(1,655,138,345)	(160,727,429)	(1,479,532,288)
Increase	22,627,703	$210,498,942	57,137,034	$529,826,723

Class C Shares
Shares sold	44,049,642	$403,830,624	43,738,174	$403,716,314
Reinvestment of distributions	6,427,720	58,845,019	5,514,614	50,797,022
Shares reacquired	(41,204,843)	(377,686,396)	(45,056,878)	(414,923,738)
Converted to Class A**	(910,100)	(8,351,831)	–	–
Increase	8,362,419	$76,637,416	4,195,910	$39,589,598

Class F Shares
Shares sold	450,271,758	$4,123,068,036	424,015,472	$3,905,690,887
Reinvestment of distributions	24,284,961	221,770,570	18,893,096	173,669,470
Shares reacquired	(256,002,568)	(2,338,124,136)	(300,058,796)	(2,756,114,873)
Increase	218,554,151	$2,006,714,470	142,849,772	$1,323,245,484

Class F3 Shares(a)
Shares sold	22,133,180	$202,986,317	24,449,810	$224,549,716
Reinvestment of distributions	1,407,320	12,887,155	280,100	2,574,012
Shares reacquired	(14,799,048)	(135,522,128)	(2,537,802)	(23,311,494)
Increase	8,741,452	$80,351,344	22,192,108	$203,812,234

Notes to Financial Statements (continued)

	Year Ended		Year Ended
Floating Rate Fund	November 30, 2018		November 30, 2017
Class I Shares	Shares	Amount	Shares	Amount
Shares sold	177,660,305	$1,629,132,153	168,619,377	$1,553,077,995
Reinvestment of distributions	10,412,064	95,227,660	4,044,482	37,220,759
Shares reacquired	(103,642,822)	(947,344,961)	(48,618,318)	(447,386,972)
Increase	84,429,547	$777,014,852	124,045,541	$1,142,911,782

Class R2 Shares
Shares sold	51,447	$472,323	111,254	$1,026,393
Reinvestment of distributions	6,919	63,341	5,495	50,606
Shares reacquired	(19,080)	(175,340)	(61,960)	(570,650)
Increase	39,286	$360,324	54,789	$506,349

Class R3 Shares
Shares sold	2,119,336	$19,438,280	1,722,912	$15,894,029
Reinvestment of distributions	249,946	2,286,427	181,538	1,671,673
Shares reacquired	(1,161,358)	(10,645,174)	(938,677)	(8,645,103)
Increase	1,207,924	$11,079,533	965,773	$8,920,599

Class R4 Shares
Shares sold	2,210,230	$20,079,038	553,888	$5,110,122
Reinvestment of distributions	28,408	259,089	14,096	129,668
Shares reacquired	(373,585)	(3,417,762)	(259,654)	(2,385,077)
Increase	1,865,053	$16,920,365	308,330	$2,854,713

Class R5 Shares
Shares sold	4,940,517	$45,261,714	291,164	$2,691,306
Reinvestment of distributions	89,569	815,943	9,895	91,151
Shares reacquired	(365,378)	(3,329,608)	(57,589)	(530,352)
Increase	4,664,708	$42,748,049	243,470	$2,252,105

Class R6 Shares
Shares sold	5,013,399	$45,999,011	3,151,542	$29,017,138
Reinvestment of distributions	270,227	2,472,857	85,958	791,428
Shares reacquired	(2,187,207)	(20,071,864)	(599,355)	(5,517,598)
Increase	3,096,419	$28,400,004	2,638,145	$24,290,968

Class T Shares(b)
Shares sold	–	$–	1,087	$10,000
Reinvestment of distributions	32	289	16	151
Shares reacquired	(1,135)	(10,384)	–	–
Increase (decrease)	(1,103)	$(10,095)	1,103	$10,151

Notes to Financial Statements (continued)

	Year Ended		Year Ended
High Yield Fund	November 30, 2018		November 30, 2017
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	56,952,927	$429,357,280	133,066,217	$1,013,577,527
Converted from Class B*	37,386	285,523	373,068	2,857,526
Converted from Class C**	1,171,433	8,711,840	–	–
Reinvestment of distributions	9,505,625	71,027,904	10,270,700	78,698,539
Shares reacquired	(114,086,674)	(855,653,391)	(152,398,720)	(1,161,929,206)
Decrease	(46,419,303)	$(346,270,844)	(8,688,735)	$(66,795,614)

Class B Shares
Shares sold	2	$15	15,923	$120,758
Reinvestment of distributions	1,579	12,047	19,970	151,992
Shares reacquired	(157,988)	(1,199,863)	(142,493)	(1,083,574)
Converted to Class A*	(37,581)	(285,523)	(374,695)	(2,857,526)
Decrease	(193,988)	$(1,473,324)	(481,295)	$(3,668,350)

Class C Shares
Shares sold	8,803,775	$66,001,511	19,330,615	$146,842,770
Reinvestment of distributions	3,004,778	22,323,347	2,911,191	22,197,354
Shares reacquired	(20,002,173)	(148,819,063)	(17,809,525)	(135,522,788)
Converted to Class A**	(1,177,768)	(8,711,840)	–	–
Increase (decrease)	(9,371,388)	$(69,206,045)	4,432,281	$33,517,336

Class F Shares
Shares sold	152,913,311	$1,147,729,989	251,804,626	$1,919,894,724
Reinvestment of distributions	14,713,299	109,584,370	14,221,488	108,921,980
Shares reacquired	(136,190,449)	(1,018,883,928)	(217,008,448)	(1,664,531,925)
Increase	31,436,161	$238,430,431	49,017,666	$364,284,779

Class F3 Shares(a)
Shares sold	27,817,923	$210,870,059	60,564,491	$469,554,888
Reinvestment of distributions	4,090,892	30,651,707	602,050	4,674,631
Shares reacquired	(19,042,108)	(142,942,554)	(3,140,161)	(24,343,175)
Increase	12,866,707	$98,579,212	58,026,380	$449,886,344

Class I Shares
Shares sold	84,019,546	$630,169,302	148,209,773	$1,135,627,642
Reinvestment of distributions	11,445,781	85,845,611	12,824,990	98,636,819
Shares reacquired	(120,938,037)	(908,517,320)	(167,585,701)	(1,283,844,476)
Decrease	(25,472,710)	$(192,502,407)	(6,550,938)	$(49,580,015)

Class P Shares
Shares sold	5,593	$42,530	56,070	$430,903
Reinvestment of distributions	3,222	24,421	2,396	18,677
Shares reacquired	(23,919)	(179,148)	(3,621)	(27,827)
Increase (decrease)	(15,104)	$(112,197)	54,845	$421,753

Notes to Financial Statements (continued)

	Year Ended		Year Ended
High Yield Fund	November 30, 2018		November 30, 2017
Class R2 Shares	Shares	Amount	Shares	Amount
Shares sold	1,028,078	$7,760,024	1,250,902	$9,595,466
Reinvestment of distributions	58,259	436,240	36,252	279,691
Shares reacquired	(985,674)	(7,386,039)	(868,283)	(6,680,002)
Increase	100,663	$810,225	418,871	$3,195,155

Class R3 Shares
Shares sold	5,617,157	$42,616,962	4,990,992	$38,353,083
Reinvestment of distributions	750,134	5,623,395	572,289	4,412,195
Shares reacquired	(3,102,294)	(23,413,742)	(3,419,681)	(26,293,125)
Increase	3,264,997	$24,826,615	2,143,600	$16,472,153

Class R4 Shares
Shares sold	7,527,250	$56,393,253	7,403,429	$56,632,724
Reinvestment of distributions	464,404	3,457,198	241,271	1,852,351
Shares reacquired	(3,933,420)	(29,477,678)	(1,680,183)	(12,870,000)
Increase	4,058,234	$30,372,773	5,964,517	$45,615,075

Class R5 Shares
Shares sold	9,349,094	$70,574,128	33,931,272	$263,053,219
Reinvestment of distributions	2,068,168	15,487,341	393,241	3,036,679
Shares reacquired	(8,394,015)	(63,120,695)	(1,614,564)	(12,440,961)
Increase	3,023,247	$22,940,774	32,709,949	$253,648,937

Class R6 Shares
Shares sold	41,950,505	$316,089,622	47,109,762	$360,461,284
Reinvestment of distributions	3,209,711	24,046,066	1,849,110	14,276,598
Shares reacquired	(31,408,318)	(237,122,384)	(9,887,663)	(76,377,484)
Increase	13,751,898	$103,013,304	39,071,209	$298,360,398

Class T Shares(b)
Shares sold	–	$–	1,295	$10,000
Reinvestment of distributions	45	339	25	189
Shares reacquired	(1,365)	(10,140)	–	–
Increase (decrease)	(1,320)	$(9,801)	1,320	$10,189

	Year Ended		Year Ended
Income Fund	November 30, 2018		November 30, 2017
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	58,386,339	$162,605,140	82,908,265	$235,218,993
Converted from Class B*	79,053	222,715	801,540	2,274,194
Converted from Class C**	5,148,902	14,208,842	–	–
Reinvestment of distributions	11,376,379	31,479,528	9,575,638	27,204,881
Shares reacquired	(83,435,604)	(231,651,303)	(100,516,367)	(284,336,904)
Decrease	(8,444,931)	$(23,135,078)	(7,230,924)	$(19,638,836)

Notes to Financial Statements (continued)

	Year Ended		Year Ended
Income Fund	November 30, 2018		November 30, 2017
Class B Shares
Shares sold	6	$675	114,596	$322,055
Reinvestment of distributions	2,133	6,076	20,543	58,282
Shares reacquired	(289,148)	(821,756)	(349,344)	(984,468)
Converted to Class A*	(78,947)	(222,715)	(801,026)	(2,274,194)
Decrease	(365,956)	$(1,037,720)	(1,015,231)	$(2,878,325)

Class C Shares
Shares sold	5,655,449	$15,876,877	10,187,778	$29,007,631
Reinvestment of distributions	2,196,393	6,117,013	2,110,253	6,022,146
Shares reacquired	(20,804,511)	(57,969,839)	(23,597,568)	(67,089,807)
Converted to Class A**	(5,112,489)	(14,208,842)	–	–
Decrease	(18,065,158)	$(50,184,791)	(11,299,537)	$(32,060,030)

Class F Shares
Shares sold	70,620,550	$196,541,531	163,357,486	$462,571,473
Reinvestment of distributions	5,885,482	16,286,169	6,146,429	17,482,921
Shares reacquired	(72,980,869)	(201,966,979)	(160,081,868)	(457,164,997)
Increase	3,525,163	$10,860,721	9,422,047	$22,889,397

Class F3 Shares(a)
Shares sold	82,893,254	$230,715,818	97,416,792	$279,505,844
Reinvestment of distributions	5,624,793	15,526,040	620,208	1,776,555
Shares reacquired	(36,860,866)	(101,598,485)	(2,106,754)	(6,038,560)
Increase	51,657,181	$144,643,373	95,930,246	$275,243,839

Class I Shares
Shares sold	34,271,721	$95,289,832	37,676,962	$107,596,954
Reinvestment of distributions	2,711,058	7,494,161	1,106,707	3,146,928
Shares reacquired	(33,414,790)	(92,030,658)	(13,873,462)	(39,237,634)
Increase	3,567,989	$10,753,335	24,910,207	$71,506,248

Class R2 Shares
Shares sold	295,604	$832,982	242,729	$693,557
Reinvestment of distributions	10,115	28,179	7,675	21,956
Shares reacquired	(383,705)	(1,070,448)	(344,461)	(981,765)
Decrease	(77,986)	$(209,287)	(94,057)	$(266,252)

Class R3 Shares	Shares	Amount	Shares	Amount
Shares sold	3,739,793	$10,449,186	4,709,520	$13,379,939
Reinvestment of distributions	706,009	1,959,187	592,774	1,687,732
Shares reacquired	(4,280,804)	(11,922,884)	(6,634,648)	(18,798,365)
Increase (decrease)	164,998	$485,489	(1,332,354)	$(3,730,694)

Class R4 Shares
Shares sold	1,298,213	$3,614,269	693,142	$1,973,656
Reinvestment of distributions	28,404	78,487	7,653	21,861
Shares reacquired	(410,539)	(1,133,723)	(139,365)	(396,599)
Increase	916,078	$2,559,033	561,430	$1,598,918

Notes to Financial Statements (continued)

	Year Ended		Year Ended
Income Fund	November 30, 2018		November 30, 2017
Class R5 Shares
Shares sold	565,077	$1,584,244	5,773,717	$16,467,427
Reinvestment of distributions	3,780	10,477	3,384	9,611
Shares reacquired	(4,620,801)	(13,201,457)	(283,974)	(813,510)
Increase (decrease)	(4,051,944)	$(11,606,736)	5,493,127	$15,663,528

Class R6 Shares
Shares sold	14,857,384	$41,887,579	6,348,631	$18,104,710
Reinvestment of distributions	254,966	704,332	100,495	286,397
Shares reacquired	(9,298,274)	(25,967,231)	(806,495)	(2,296,067)
Increase	5,814,076	$16,624,680	5,642,631	$16,095,040

	Year Ended		Year Ended
Inflation Focused Fund	November 30, 2018		November 30, 2017
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	8,443,244	$100,211,978	11,498,699	$139,733,979
Converted from Class C**	7,203	85,250	–	–
Reinvestment of distributions	555,770	6,573,668	620,274	7,464,145
Shares reacquired	(9,294,434)	(109,929,769)	(19,722,661)	(239,016,414)
Decrease	(288,217)	$(3,058,873)	(7,603,688)	$(91,818,290)

Class C Shares
Shares sold	1,519,719	$18,051,216	1,732,776	$21,042,550
Reinvestment of distributions	109,146	1,292,269	108,259	1,302,360
Shares reacquired	(1,339,695)	(15,896,198)	(1,552,958)	(18,648,302)
Converted to Class A**	(7,192)	(85,250)	–	–
Increase	281,978	$3,362,037	288,077	$3,696,608

Class F Shares
Shares sold	29,474,651	$349,876,275	32,297,553	$391,627,746
Reinvestment of distributions	996,795	11,789,000	800,455	9,619,128
Shares reacquired	(15,798,804)	(186,626,286)	(20,850,107)	(249,794,527)
Increase	14,672,642	$175,038,989	12,247,901	$151,452,347

Class F3 Shares(a)
Shares sold	1,007,517	$11,916,848	1,154,162	$13,717,878
Reinvestment of distributions	59,493	702,399	11,068	131,563
Shares reacquired	(241,292)	(2,847,545)	(34,835)	(413,881)
Increase	825,718	$9,771,702	1,130,395	$13,435,560

Class I Shares
Shares sold	26,132,211	$310,027,649	25,760,683	$311,846,987
Reinvestment of distributions	1,938,388	22,916,434	1,453,001	17,452,386
Shares reacquired	(13,895,267)	(164,020,560)	(12,891,668)	(155,466,578)
Increase	14,175,332	$168,923,523	14,322,016	$173,832,795

Notes to Financial Statements (continued)

Inflation Focused Fund	Year Ended November 30, 2018		Year Ended November 30, 2017
Class R2 Shares	Shares	Amount	Shares	Amount
Shares sold	17,540	$209,089	28,542	$346,999
Reinvestment of distributions	91	1,068	118	1,408
Shares reacquired	(24,290)	(288,529)	(20,325)	(242,185)
Increase (decrease)	(6,659)	$(78,372)	8,335	$106,222

Class R3 Shares
Shares sold	4,485	$53,229	10,562	$128,534
Reinvestment of distributions	497	5,878	576	6,945
Shares reacquired	(10,099)	(118,986)	(19,648)	(238,142)
Decrease	(5,117)	$(59,879)	(8,510)	$(102,663)

Class R4 Shares
Shares sold	132,376	$1,569,810	67,050	$802,190
Reinvestment of distributions	728	8,576	111	1,320
Shares reacquired	(21,387)	(252,308)	(14,390)	(171,418)
Increase	111,717	$1,326,078	52,771	$632,092

Class R5 Shares
Shares sold	10,026	$119,301	2,120	$25,356
Reinvestment of distributions	347	4,098	51	618
Shares reacquired	(721)	(8,553)	(202)	(2,413)
Increase	9,652	$114,846	1,969	$23,561

Class R6 Shares
Shares sold	2,557,248	$30,296,524	3,125,863	$37,784,888
Reinvestment of distributions	147,038	1,736,623	71,930	859,579
Shares reacquired	(824,175)	(9,758,242)	(357,945)	(4,281,798)
Increase	1,880,111	$22,274,905	2,839,848	$34,362,669

Class T Shares(b)
Shares sold	–	$–	838	$10,000
Reinvestment of distributions	19	221	11	128
Shares reacquired	(868)	(10,281)	–	–
Increase (decrease)	(849)	$(10,060)	849	$10,128

Short Duration Core Bond Fund	Year Ended November 30, 2018		Year Ended November 30, 2017
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	272,183	$2,664,534	262,871	$2,624,119
Reinvestment of distributions	7,965	77,938	1,814	18,078
Shares reacquired	(63,511)	(622,151)	(85,764)	(855,721)
Increase	216,637	$2,120,321	178,921	$1,786,476

Class C Shares
Shares sold	69,579	$681,277	114,560	$1,142,657
Reinvestment of distributions	2,241	21,934	314	3,121
Shares reacquired	(41,718)	(408,142)	(33,571)	(335,356)
Increase	30,102	$295,069	81,303	$810,422

Notes to Financial Statements (continued)

Short Duration Core Bond Fund	Year Ended November 30, 2018		Year Ended November 30, 2017
Class F Shares	Shares	Amount	Shares	Amount
Shares sold	264,676	$2,587,143	193,380	$1,932,799
Reinvestment of distributions	8,905	87,094	2,635	26,272
Shares reacquired	(31,027)	(303,278)	(5,044)	(50,192)
Increase	242,554	$2,370,959	190,971	$1,908,879

Class F3 Shares(a)
Shares sold	–	$–	150,000	$1,500,017
Reinvestment of distributions	5,224	51,147	2,557	25,505
Increase	5,224	$51,147	152,557	$1,525,522

Class I Shares
Shares sold	7,742	$75,609	5,000	$50,000
Reinvestment of distributions	233	2,276	82.14	819
Increase	7,975	$77,885	5,082.14	$50,819

Class R2 Shares
Shares sold	–	$–	2,500	$25,000
Reinvestment of distributions	69	674	31.90	318
Increase	69	$674	2,531.90	$25,318

Class R3 Shares
Shares sold	2,474	$24,068	2,500	$25,000
Reinvestment of distributions	78	760	33.46	334
Shares reacquired	(4)	(38)	–	–
Increase	2,548	$24,790	2,533.46	$25,334

Class R4 Shares
Shares sold	–	$–	2,500	$25,000
Reinvestment of distributions	78	765	37	372
Increase	78	$765	2,537	$25,372

Class R5 Shares
Shares sold	–	$–	2,500	$25,000
Reinvestment of distributions	85	829	41	409
Increase	85	$829	2,541	$25,409

Class R6 Shares
Shares sold	12,164	$118,983	150,000	$1,500,017
Reinvestment of distributions	5,413	52,985	2,557	25,503
Shares reacquired	(15)	(142)	–	–
Increase	17,562	$171,826	152,557	$1,525,520

Notes to Financial Statements (continued)

Short Duration Income Fund	Year Ended November 30, 2018		Year Ended November 30, 2017
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	667,762,368	$2,802,958,459	1,047,137,608	$4,499,792,376
Converted from Class B*	59,292	249,970	1,551,009	6,654,823
Converted from Class C**	6,035,542	25,272,242	–	–
Reinvestment of distributions	75,901,941	318,062,573	81,693,004	350,684,600
Shares reacquired	(1,151,523,105)	(4,835,416,843)	(1,193,286,437)	(5,126,709,002)
Decrease	(401,763,962)	$(1,688,873,599)	(62,904,816)	$(269,577,203)

Class B Shares
Shares sold	545	$2,314	72,001	$310,388
Reinvestment of distributions	3,633	15,396	46,726	201,136
Shares reacquired	(936,975)	(3,964,212)	(697,696)	(3,002,607)
Converted to Class A*	(59,255)	(249,970)	(1,548,471)	(6,654,823)
Decrease	(992,052)	$(4,196,472)	(2,127,440)	$(9,145,906)

Class C Shares
Shares sold	136,863,211	$578,114,083	261,090,320	$1,128,873,970
Reinvestment of distributions	35,931,011	151,497,904	38,231,190	165,239,387
Shares reacquired	(417,777,796)	(1,763,706,968)	(427,343,109)	(1,847,445,958)
Converted to Class A**	(5,993,632)	(25,272,242)	–	–
Decrease	(250,977,206)	$(1,059,367,223)	(128,021,599)	$(553,332,601)

Class F Shares
Shares sold	1,967,142,189	$8,240,558,082	2,411,307,552	$10,355,978,382
Reinvestment of distributions	111,988,053	468,547,606	105,558,978	452,953,220
Shares reacquired	(1,754,258,042)	(7,356,767,071)	(2,005,367,141)	(8,595,555,960)
Increase	324,872,200	$1,352,338,617	511,499,389	$2,213,375,642

Class F3 Shares(a)
Shares sold	616,487,879	$2,575,263,060	789,804,791	$3,392,971,580
Reinvestment of distributions	24,607,671	103,170,928	6,969,637	29,846,556
Shares reacquired	(429,819,150)	(1,810,618,400)	(112,972,868)	(484,587,559)
Increase	211,276,400	$867,815,588	683,801,560	$2,938,230,577

Class I Shares
Shares sold	1,001,993,649	$4,193,420,029	1,349,958,332	$5,783,889,155
Reinvestment of distributions	61,035,539	255,413,537	42,591,140	182,717,000
Shares reacquired	(960,880,261)	(4,027,023,856)	(1,065,856,554)	(4,575,503,589)
Increase	102,148,927	$421,809,710	326,692,918	$1,391,102,566

Class R2 Shares
Shares sold	2,216,188	$9,288,411	3,360,830	$14,449,447
Reinvestment of distributions	52,408	219,478	49,606	213,172
Shares reacquired	(3,787,859)	(15,896,102)	(3,560,087)	(15,306,322)
Decrease	(1,519,263)	$(6,388,213)	(149,651)	$(643,703)

Notes to Financial Statements (continued)

Short Duration Income Fund	Year Ended November 30, 2018		Year Ended November 30, 2017
Class R3 Shares	Shares	Amount	Shares	Amount
Shares sold	22,105,896	$92,661,329	26,176,482	$112,617,480
Reinvestment of distributions	2,519,826	10,563,054	2,315,167	9,954,834
Shares reacquired	(20,905,906)	(87,972,540)	(20,041,341)	(86,247,148)
Increase	3,719,816	$15,251,843	8,450,308	$36,325,166

Class R4 Shares
Shares sold	15,152,818	$63,678,097	15,560,684	$67,025,672
Reinvestment of distributions	526,247	2,205,376	283,777	1,219,849
Shares reacquired	(8,067,425)	(33,913,929)	(5,138,263)	(22,108,740)
Increase	7,611,640	$31,969,544	10,706,198	$46,136,781

Class R5 Shares
Shares sold	7,946,782	$33,249,576	6,194,152	$26,581,853
Reinvestment of distributions	329,805	1,376,939	176,846	757,797
Shares reacquired	(3,000,523)	(12,561,968)	(3,201,087)	(13,720,883)
Increase	5,276,064	$22,064,547	3,169,911	$13,618,767

Class R6 Shares
Shares sold	89,191,701	$374,556,791	47,567,632	$204,249,289
Reinvestment of distributions	4,179,697	17,477,967	2,204,407	9,458,276
Shares reacquired	(28,159,616)	(117,823,872)	(22,193,856)	(95,183,246)
Increase	65,211,782	$274,210,886	27,578,183	$118,524,319

Class T Shares(b)
Shares sold	–	$–	2,325	$10,000
Reinvestment of distributions	52	221	29	122
Shares reacquired	(2,406)	(10,059)	–	–
Increase (decrease)	(2,354)	$(9,838)	2,354	$10,122

Total Return Fund	Year Ended November 30, 2018		Year Ended November 30, 2017
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	25,027,826	$253,021,559	36,178,014	$374,466,612
Converted from Class B*	13,404	137,041	449,801	4,662,985
Converted from Class C**	1,077,289	10,817,894	–	–
Reinvestment of distributions	3,341,091	33,603,577	3,093,997	32,006,997
Shares reacquired	(35,389,029)	(356,760,242)	(47,569,325)	(492,249,030)
Decrease	(5,929,419)	$(59,180,171)	(7,847,513)	$(81,112,436)

Class B Shares
Shares sold	2,072	$21,197	40,717	$419,814
Reinvestment of distributions	538	5,521	9,917	102,107
Shares reacquired	(159,488)	(1,629,583)	(181,875)	(1,874,762)
Converted to Class A*	(13,426)	(137,041)	(450,360)	(4,662,985)
Decrease	(170,304)	$(1,739,906)	(581,601)	$(6,015,826)

Notes to Financial Statements (continued)

Total Return Fund	Year Ended November 30, 2018		Year Ended November 30, 2017
Class C Shares	Shares	Amount	Shares	Amount
Shares sold	1,441,299	$14,635,239	2,932,238	$30,302,981
Reinvestment of distributions	309,531	3,111,959	320,758	3,312,376
Shares reacquired	(4,564,827)	(46,016,002)	(7,246,581)	(74,906,198)
Converted to Class A**	(1,078,362)	(10,817,894)	–	–
Decrease	(3,892,359)	$(39,086,698)	(3,993,585)	$(41,290,841)

Class F Shares
Shares sold	28,102,861	$284,934,639	94,584,275	$980,413,789
Reinvestment of distributions	2,505,327	25,196,371	2,784,027	28,833,860
Shares reacquired	(34,271,603)	(345,655,517)	(93,049,615)	(966,067,556)
Increase (decrease)	(3,663,415)	$(35,524,507)	4,318,687	$43,180,093

Class F3 Shares(a)
Shares sold	23,411,356	$236,879,870	57,332,898	$596,785,529
Reinvestment of distributions	2,248,874	22,616,091	231,004	2,397,091
Shares reacquired	(17,678,371)	(177,363,504)	(1,472,811)	(15,315,728)
Increase	7,981,859	$82,132,457	56,091,091	$583,866,892

Class I Shares
Shares sold	12,388,782	$125,821,390	16,232,094	$168,770,786
Reinvestment of distributions	1,200,033	12,089,693	796,516	8,258,793
Shares reacquired	(12,121,965)	(122,199,015)	(9,433,519)	(98,018,028)
Increase	1,466,850	$15,712,068	7,595,091	$79,011,551

Class P Shares
Shares sold	4,446	$44,891	18,867	$197,644
Reinvestment of distributions	1,631	16,482	1,865	19,361
Shares reacquired	(12,463)	(128,278)	(53,421)	(553,838)
Decrease	(6,386)	$(66,905)	(32,689)	$(336,833)

Class R2 Shares
Shares sold	114,095	$1,153,560	335,053	$3,452,661
Reinvestment of distributions	10,265	103,416	14,786	152,966
Shares reacquired	(414,240)	(4,217,682)	(284,331)	(2,950,218)
Increase (decrease)	(289,880)	$(2,960,706)	65,508	$655,409

Class R3 Shares
Shares sold	4,341,811	$44,046,467	4,599,203	$47,463,603
Reinvestment of distributions	339,091	3,411,273	347,742	3,596,115
Shares reacquired	(6,651,005)	(67,169,075)	(5,415,089)	(56,058,240)
Decrease	(1,970,103)	$(19,711,335)	(468,144)	$(4,998,522)

Class R4 Shares
Shares sold	2,535,815	$25,613,855	5,725,677	$59,039,323
Reinvestment of distributions	99,086	996,244	56,171	582,057
Shares reacquired	(2,887,059)	(29,112,361)	(1,582,957)	(16,422,484)
Increase (decrease)	(252,158)	$(2,502,262)	4,198,891	$43,198,896

Notes to Financial Statements (continued)

Total Return Fund	Year Ended November 30, 2018		Year Ended November 30, 2017
Class R5 Shares	Shares	Amount	Shares	Amount
Shares sold	1,955,935	$19,705,498	8,639,514	$89,590,831
Reinvestment of distributions	284,968	2,866,907	153,001	1,588,449
Shares reacquired	(2,423,137)	(24,489,740)	(962,471)	(10,004,922)
Increase (decrease)	(182,234)	$(1,917,335)	7,830,044	$81,174,358

Class R6 Shares
Shares sold	13,158,956	$132,727,299	11,701,658	$121,535,801
Reinvestment of distributions	662,838	6,665,184	322,426	3,345,141
Shares reacquired	(7,075,386)	(71,240,411)	(2,640,594)	(27,429,729)
Increase	6,746,408	$68,152,072	9,383,490	$97,451,213

Class T Shares(b)
Shares sold	–	$–	961	$10,000
Reinvestment of distributions	17	175	8	86
Shares reacquired	(986)	(9,871)	–	–
Increase (decrease)	(969)	$(9,696)	969	$10,086

Ultra Short Bond Fund	Year Ended November 30, 2018		Year Ended November 30, 2017
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	861,733,618	$8,621,105,383	194,627,956	$1,947,997,534
Reinvestment of distributions	7,680,213	76,812,945	546,201	5,467,272
Shares reacquired	(355,186,792)	(3,553,351,477)	(40,800,891)	(408,393,977)
Increase	514,227,039	$5,144,566,851	154,373,266	$1,545,070,829

Class F Shares
Shares sold	598,730,801	$5,990,800,285	70,493,597	$705,587,281
Reinvestment of distributions	3,986,567	39,884,877	207,410	2,076,134
Shares reacquired	(197,436,695)	(1,975,571,007)	(15,541,786)	(155,565,623)
Increase	405,280,673	$4,055,114,155	55,159,221	$552,097,792

Class F3 Shares(a)
Shares sold	31,540,628	$315,657,944	5,571,992	$55,775,641
Reinvestment of distributions	323,874	3,240,930	12,024	120,359
Shares reacquired	(9,692,360)	(97,000,840)	(578,795)	(5,793,733)
Increase	22,172,142	$221,898,034	5,005,221	$50,102,267

Class I Shares
Shares sold	155,429,131	$1,554,545,144	12,933,253	$129,460,914
Reinvestment of distributions	1,105,994	11,061,608	39,756	397,939
Shares reacquired	(38,790,372)	(387,980,624)	(1,927,335)	(19,289,606)
Increase	117,744,753	$1,177,626,128	11,045,674	$110,569,247

Notes to Financial Statements (concluded)

Ultra Short Bond Fund	Year Ended November 30, 2018		Year Ended November 30, 2017
Class R5 Shares	Shares	Amount	Shares	Amount
Shares sold	144,255	$1,442,554	3,796	$38,000
Reinvestment of distributions	886	8,869	348	3,480
Shares reacquired	(2,706)	(26,446)	–	–
Increase	142,435	$1,424,977	4,144	$41,480

Class R6 Shares
Shares sold	1,283,451	$12,846,053	5,922	$59,249
Reinvestment of distributions	8,091	80,974	395	3,947
Shares reacquired	(615,270)	(6,160,471)	(29)	(286)
Increase	676,272	$6,766,556	6,288	$62,910

*	Automatic conversion of Class B shares occurred on the 25th day of the month (or, if the 25th day was not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted. Class B shares were closed on April 25, 2018.
**	Automatic conversion of Class C shares occurs on the 25th day of the month (or, if the 25th day was not a business day, the next business day thereafter) following the tenth anniversary of the day on which the purchase order was accepted.
(a)	Commenced on April 4, 2017.
(b)	Commenced on July 28, 2017.

Report of Independent Registered Public Accounting Firm

To the shareholders and the Board of Trustees of Lord Abbett Investment Trust:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Lord Abbett Convertible Fund, Lord Abbett Core Fixed Income Fund, Lord Abbett Core Plus Bond Fund, Lord Abbett Corporate Bond Fund, Lord Abbett Floating Rate Fund, Lord Abbett High Yield Fund, Lord Abbett Income Fund, Lord Abbett Inflation Focused Fund, Lord Abbett Short Duration Core Bond Fund, Lord Abbett Short Duration Income Fund, Lord Abbett Total Return Fund, and Lord Abbett Ultra Short Bond Fund, twelve of the fifteen portfolios constituting the Lord Abbett Investment Trust (the “Trust”), as of November 30, 2018, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Trust as of November 30, 2018, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Trust’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of November 30, 2018, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

DELOITTE & TOUCHE LLP

New York, New York

January 28, 2019

We have served as the auditor of one or more Lord Abbett Family of Funds’ investment companies since 1932.

Basic Information About Management

The Board is responsible for the management of the business and affairs of the Trust in accordance with the laws of the State of Delaware. The Board elects officers who are responsible for the day-to-day operations of each Fund and who execute policies authorized by the Board. The Board also approves an investment adviser to each Fund and continues to monitor the cost and quality of the services the investment adviser provides, and annually considers whether to renew the contract with the adviser. Generally, each Trustee holds office until his/her successor is elected and qualified or until his/her earlier resignation or removal, as provided in the Trust’s organizational documents.

Lord Abbett, a Delaware limited liability company, is each Fund’s investment adviser. Designated Lord Abbett personnel are responsible for the day-to-day management of the Funds.

Interested Trustees

Mr. Sieg is affiliated with Lord Abbett and is an “interested person” of the Trust as defined in the Act. Mr. Sieg is director/trustee of each of the 13 investment companies in the Lord Abbett Family of Funds, which consist of 61 portfolios or series. Mr. Sieg is an officer of the Lord Abbett Family of Funds.

Name, Address and Year of Birth	Current Position and Length of Service with the Trust	Principal Occupation and Other Directorships During the Past Five Years
Douglas B. Sieg Lord, Abbett & Co. LLC 90 Hudson Street Jersey City, NJ 07302 (1969)	Trustee since 2016; President and Chief Executive Officer since 2018	Principal Occupation: Managing Partner (since 2018) and was formerly Head of Client Services, joined Lord Abbett in 1994. Other Directorships: None.

Independent Trustees

The following Independent Trustees also are directors/trustees of each of the 13 investment companies in the Lord Abbett Family of Funds, which consist of 61 portfolios or series.

Name, Address and Year of Birth	Current Position and Length of Service with the Trust	Principal Occupation and Other Directorships During the Past Five Years
Eric C. Fast Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1949)	Trustee since 2014

Principal Occupation: Chief Executive Officer of Crane Co., an industrial products company (2001–2014).

Other Directorships: Currently serves as director of Automatic Data Processing, Inc. (since 2007) and Regions Financial Corporation (since 2010). Previously served as a director of Crane Co. (1999–2014).

Evelyn E. Guernsey Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1955)	Trustee since 2011	Principal Occupation: CEO, Americas of J.P. Morgan Asset Management (2004–2010). Other Directorships: None.

Julie A. Hill Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1946)	Trustee since 2004

Principal Occupation: Owner and CEO of The Hill Company, a business consulting firm (since 1998).

Other Directorships: Currently serves as director of Anthem, Inc., a health benefits company (since 1994).

Basic Information About Management (continued)

Name, Address and Year of Birth	Current Position and Length of Service with the Trust	Principal Occupation and Other Directorships During the Past Five Years
Kathleen M. Lutito Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1963)	Trustee since 2017	Principal Occupation: President and Chief Investment Officer of CenturyLink Investment Management Company (since 2006). Other Directorships: None

James M. McTaggart Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1947)	Trustee since 2012

Principal Occupation: Independent management advisor and consultant (since 2012); Vice President, CRA International, Inc. (doing business as Charles River Associates), a global management consulting firm (2009–2012); Founder and Chairman of Marakon Associates, Inc., a strategy consulting firm (1978–2009); and Officer and Director of Trinsum Group, a holding company (2007–2009).

Other Directorships: Blyth, Inc., a home products company (2004–2015).

Karla M. Rabusch Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1959)	Trustee since 2017	Principal Occupation: President and Director of Wells Fargo Funds Management, LLC (2003–2017); President of Wells Fargo Funds (2003–2016). Other Directorships: None.

Mark A. Schmid Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1959)	Trustee since 2016	Principal Occupation: Vice President and Chief Investment Officer of the University of Chicago (since 2009). Other Directorships: None.

James L.L. Tullis Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1947)	Trustee since 2006; Chairman since 2017

Principal Occupation: CEO of Tullis-Dickerson and Co. Inc., a venture capital management firm (since 1990); CEO of Tullis Health Investors Inc. (since 2012).

Other Directorships: Currently serves as director of Crane Co. (since 1998).

Basic Information About Management (continued)

Officers

None of the officers listed below have received compensation from the Trust. All of the officers of the Trust also may be officers of the other Lord Abbett Funds and maintain offices at 90 Hudson Street, Jersey City, NJ 07302. Unless otherwise indicated, the position(s) and title(s) listed under the “Principal Occupation During the Past Five Years” column indicate each officer’s position(s) and title(s) with Lord Abbett. Each officer serves for an indefinite term (i.e., until his or her death, resignation, retirement, or removal).

Name and Year of Birth	Current Position with the Trust	Length of Service of Current Position	Principal Occupation During the Past Five Years
Douglas B. Sieg (1969)	President and Chief Executive Officer	Elected in 2018	Managing Partner of Lord Abbett, (since 2018) and was formerly Head of Client Services joined Lord Abbett in 1994.

Yoana N. Koleva (1980)	Executive Vice President	Elected in 2018	Managing Director and Portfolio Manager, joined Lord Abbett in 2011.

Alan R. Kurtz (1976)	Executive Vice President	Elected in 2013	Portfolio Manager, joined Lord Abbett in 2000.

Jeffrey D. Lapin (1967)	Executive Vice President	Elected in 2012	Partner and Portfolio Manager, joined Lord Abbett in 2012.

Robert A. Lee (1969)	Executive Vice President	Elected in 1998	Partner and Chief Investment Officer, and was formerly Deputy Chief Investment Officer and Director of Taxable Fixed Income, joined Lord Abbett in 1997.

Giulio Martini (1955)	Executive Vice President	Elected in 2015	Partner and Director of Strategic Asset Allocation, joined Lord Abbett in 2015 and was formerly Global Investment Strategist at Anderson Global Macro LLC (2012–2015).

Andrew H. O’Brien (1973)	Executive Vice President	Elected in 2007	Partner and Portfolio Manager, joined Lord Abbett in 1998.

Steven F. Rocco (1979)	Executive Vice President	Elected in 2010	Partner and Director of Taxable Fixed Income, joined Lord Abbett in 2004.

Kewjin Yuoh (1971)	Executive Vice President	Elected in 2016	Partner and Portfolio Manager, joined Lord Abbett in 2010.

Basic Information About Management (continued)

Name and Year of Birth	Current Position with the Trust	Length of Service of Current Position	Principal Occupation During the Past Five Years
Adam C. Castle (1986)	Vice President	Elected in 2018	Portfolio Manager, joined Lord Abbett in 2015 and was formerly Vice President at Credit Suisse (2013–2015).

Pamela P. Chen (1978)	Vice President, Assistant Secretary and Privacy Officer	Elected in 2018	Associate General Counsel, joined Lord Abbett in 2017 and was formerly Special Counsel at Schulte, Roth & Zabel LLP (2005–2017).

John T. Fitzgerald (1975)	Vice President and Assistant Secretary	Elected in 2018	Deputy General Counsel, joined Lord Abbett in 2018 and was formerly Deputy Head of U.S. Funds Legal, Executive Director and Assistant General Counsel at JPMorgan Chase (2005–2018).

Christopher J. Gizzo (1986)	Vice President	Elected in 2018	Managing Director and Portfolio Manager, joined Lord Abbett in 2008.

Bernard J. Grzelak (1971)	Chief Financial Officer and Vice President	Elected in 2017	Partner, Chief Operating Officer, and Global Funds and Risk Officer, joined Lord Abbett in 2003.

Jeffrey O. Herzog (1978)	Vice President	Elected in 2018	Portfolio Manager, joined Lord Abbett in 2013 and was formerly Senior Economist at Oxford Economics (2012–2013).

Linda Y. Kim (1980)	Vice President and Assistant Secretary	Elected in 2016	Counsel, joined Lord Abbett in 2015 and was formerly an Associate at Stroock & Stroock & Lavan LLP (2007–2015).

Hyun Lee (1970)	Vice President	Elected in 2013	Portfolio Manager, joined Lord Abbett in 2001.

Joseph M. McGill (1962)	Chief Compliance Officer	Elected in 2014	Partner and Chief Compliance Officer, joined Lord Abbett in 2014 and was formerly Managing Director and the Chief Compliance Officer at UBS Global Asset Management (2003–2013).

Basic Information About Management (concluded)

Name and Year of Birth	Current Position with the Trust	Length of Service of Current Position	Principal Occupation During the Past Five Years
A. Edward Oberhaus, III (1959)	Vice President	Elected in 1996	Partner and Director, joined Lord Abbett in 1983.

Kearney M. Posner (1978)	Vice President	Elected in 2018	Portfolio Manager, joined Lord Abbett in 2015 and was formerly a Director at MetLife (2008–2015).

David B. Ritt (1976)	Vice President	Elected in 2018	Portfolio Manager, joined Lord Abbett in 2006.

Amanda S. Ryan (1978)	Vice President and Assistant Secretary	Elected in 2018	Counsel, joined Lord Abbett in 2016 and was formerly a Director and Corporate Counsel at PGIM Investments (2012–2016).

Lawrence B. Stoller (1963)	Vice President, Secretary and Chief Legal Officer	Elected in 2007	Partner and General Counsel, joined Lord Abbett in 2007.

Leah G. Traub (1979)	Vice President	Elected in 2016	Partner and Portfolio Manager, joined Lord Abbett in 2007.

Jackson C. Chan (1964)	AML Compliance Officer	Elected in 2018	Deputy Chief Compliance Officer and Director of Regulatory Affairs, joined Lord Abbett in 2014 and was formerly Director at UBS Global Asset Management (2005–2014).

Vito A. Fronda (1969)	Treasurer	Elected in 2018	Partner and Director of Taxation, joined Lord Abbett in 2003.

Please call 888-522-2388 for a copy of the statement of additional information, which contains further information about the Trust’s Trustees. It is available free upon request.

Householding

The Trust has adopted a policy that allows it to send only one copy of each Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to each Fund’s portfolio securities, and information on how Lord Abbett voted each Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

Tax Information

The percentages below reflect the portion of ordinary income distributions that are eligible for the corporate received deduction (DRD) and qualified dividend income (QDI) for individual shareholders.

Fund Name	DRD	QDI
Convertible Fund	23%	26%
High Yield Fund	1%	1%

For foreign shareholders, the percentages below reflect the portion of net investment income distributions that represent interest-related dividends:

Fund Name
Convertible Fund	75%
Core Fixed Income Fund	100%
Core Plus Bond Fund	98%
Corporate Bond Fund	100%
Floating Rate Fund	100%
High Yield Fund	99%
Income Fund	100%
Inflation Focused Fund	100%
Short Duration Core Bond Fund	99%
Short Duration Income Fund	100%
Total Return Fund	100%
Ultra Short Bond Fund	100%

Additionally, of the distributions paid to shareholders during the fiscal year ended November 30, 2018, the following amounts represent capital gains:

Fund Name	Short-term
Corporate Bond Fund	$ 4,214
Ultra Short Bond Fund	71,364

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by
LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Investment Trust

Lord Abbett Convertible Fund

Lord Abbett Core Fixed Income Fund

Lord Abbett Core Plus Bond Fund

Lord Abbett Corporate Bond Fund

Lord Abbett Floating Rate Fund

Lord Abbett High Yield Fund

Lord Abbett Income Fund

Lord Abbett Inflation Focused Fund

Lord Abbett Short Duration Core Bond Fund

Lord Abbett Short Duration Income Fund

Lord Abbett Total Return Fund

Lord Abbett Ultra Short Bond Fund

LAIT-2 (01/19)

Item 2:	Code of Ethics.

(a)	In accordance with applicable requirements, the Registrant adopted a Sarbanes-Oxley Code of Ethics on June 19, 2003 that applies to the principal executive officer and senior financial officers of the Registrant (“Code of Ethics”). The Code of Ethics was in effect during the fiscal year ended November 30, 2018 (the “Period”).

(b)	Not applicable.

(c)	The Registrant has not amended the Code of Ethics as described in Form N-CSR during the Period.

(d)	The Registrant has not granted any waiver, including an implicit waiver, from a provision of the Code of Ethics as described in Form N-CSR during the Period.

(e)	Not applicable.

(f)	See Item 12(a)(1) concerning the filing of the Code of Ethics.

Item 3:	Audit Committee Financial Expert.

The Registrant’s board of trustees has determined that each of the following independent trustees who are members of the audit committee is an audit committee financial expert: Evelyn E. Guernsey, Karla M. Rabusch and Mark A. Schmid. Each of these persons is independent within the meaning of the Form N-CSR.

Item 4:	Principal Accountant Fees and Services.

In response to sections (a), (b), (c) and (d) of Item 4, the aggregate fees billed to the Registrant for the fiscal years ended November 30, 2018 and 2017 by the Registrant's principal accounting firm, Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu and their respective affiliates (collectively, "Deloitte") were as follows:

	Fiscal year ended:
	2018	2017
Audit Fees {a}	$838,800	$863,700
Audit-Related Fees	- 0 -	- 0 -
Total audit and audit-related fees	838,800	863,700

Tax Fees {b}	169,718	168,968
All Other Fees	- 0 -	- 0 -

Total Fees	$1,008,518	$1,032,668

{a} Consists of fees for audits of the Registrant’s annual financial statements.

{b} Fees for the fiscal year ended November 30, 2018 and 2017 consist of fees for preparing the U.S. Income Tax Return for Regulated Investment Companies, New Jersey Corporation Business Tax Return, New Jersey Annual Report Form, U.S. Return of Excise Tax on Undistributed Income of Investment Companies, IRS Forms 1099-MISC and 1096 Annual Summary and Transmittal of U.S. Information Returns.

(e) (1) Pursuant to Rule 2-01(c) (7) of Regulation S-X, the Registrant’s Audit Committee has adopted pre-approval policies and procedures. Such policies and procedures generally provide that the Audit Committee must pre-approve:

•	any audit, audit-related, tax, and other services to be provided to the Lord Abbett Funds, including the Registrant, and
•	any audit-related, tax, and other services to be provided to the Registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to one or more Funds comprising the Registrant if the engagement relates directly to operations and financial reporting of a Fund, by the independent auditor to assure that the provision of such services does not impair the auditor’s independence.

The Audit Committee has delegated pre-approval authority to its Chairman, subject to a fee limit of $10,000 per event, and not to exceed $25,000 annually. The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting. Unless a type of service to be provided by the independent auditor has received general pre-approval, it must be pre-approved by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

(e) (2) The Registrant’s Audit Committee has approved 100% of the services described in this Item 4 (b) through (d).

(f) Not applicable.

(g) The aggregate non-audit fees billed by Deloitte for services rendered to the Registrant are shown above in the response to Item 4 (a), (b), (c) and (d) as “All Other Fees”.

The aggregate non-audit fees billed by Deloitte for services rendered to the Registrant’s investment adviser, Lord, Abbett & Co. LLC (“Lord Abbett”), for the fiscal years ended November 30, 2018 and 2017 were:

	Fiscal year ended:
	2018	2017
All Other Fees {a}	$200,339	$201,416

{a} Consist of fees for Independent Services Auditors’ Report on Controls Placed in Operation and Tests of Operating Effectiveness related to Lord Abbett’s Asset Management Services (“SOC-1 Report”).

The aggregate non-audit fees billed by Deloitte for services rendered to entities under the common control of Lord Abbett for the fiscal years ended November 30, 2018 and 2017 were:

	Fiscal year ended:
	2018	2017
All Other Fees	$ - 0 -	$ - 0 -

(h) The Registrant’s Audit Committee has considered the provision of non-audit services that were rendered to the Registrant’s investment adviser, and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant, that were not pre-approved pursuant to Rule 2-01 (c)(7)(ii) of Regulation S-X and has determined that the provision of such services is compatible with maintaining Deloitte’s independence.

Item 5:	Audit Committee of Listed Registrants.

Not applicable.

Item 6:	Investments.

Not applicable.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Exhibits.

(a)(1)	The Lord Abbett Family of Funds Sarbanes Oxley Code of Ethics for the Principal Executive Officer and Senior Financial Officers is attached hereto as part of Ex-99. CODEETH.

(a)(2)	Certification of each Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(b)	Certification of each Principal Executive Officer and Principal Financial Officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT INVESTMENT TRUST

	By:	/s/ Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer

Date: January 28, 2019

	By:	/s/ Bernard J. Grzelak
Bernard J. Grzelak
Chief Financial Officer and Vice President

Date: January 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

	By:	/s/ Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer

Date: January 28, 2019

	By:	/s/ Bernard J. Grzelak
Bernard J. Grzelak
Chief Financial Officer and Vice President

Date: January 28, 2019